UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Item 1. Reports to Stockholders.

Semiannual Report ■ April 30, 2018

TIAA-CREF Funds
Equity Funds

The semiannual report contains the financial statements (unaudited).

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Enhanced Large-Cap Growth Index Fund	TLIIX	TECGX	—	—	—
Enhanced Large-Cap Value Index Fund	TEVIX	TELCX	—	—	—
Growth & Income Fund	TIGRX	TGIHX	TRPGX	TRGIX	TIIRX
Large-Cap Growth Fund	TILGX	TILHX	TILPX	TILRX	TIRTX
Large-Cap Value Fund	TRLIX	TRLHX	TRCPX	TRLCX	TCLCX
Mid-Cap Growth Fund	TRPWX	TCMHX	TRGPX	TRGMX	TCMGX
Mid-Cap Value Fund	TIMVX	TRVHX	TRVPX	TRVRX	TCMVX
Small-Cap Equity Fund	TISEX	TSCHX	TSRPX	TRSEX	TCSEX
Small/Mid-Cap Equity Fund	TSMWX	TSMNX	TSMMX	TSMOX	TSMEX
Social Choice Equity Fund	TISCX	TICHX	TRPSX	TRSCX	TICRX
Social Choice Low Carbon Equity Fund	TNWCX	TCCHX	TPWCX	TEWCX	TLWCX
Emerging Markets Equity Fund	TEMLX	TEMHX	TEMPX	TEMSX	TEMRX
Enhanced International Equity Index Fund	TFIIX	TEIEX	—	—	—
International Equity Fund	TIIEX	TIEHX	TREPX	TRERX	TIERX
International Opportunities Fund	TIOIX	TIOHX	TIOPX	TIOTX	TIOSX
International Small-Cap Equity Fund	TIISX	TAISX	TPISX	TTISX	TLISX
Social Choice International Equity Fund	TSONX	TSOHX	TSOPX	TSOEX	TSORX

Understanding this report

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF Equity Funds listed on the cover of this report.

This semiannual report contains information about certain TIAA-CREF Funds and describes their results for the six months ended April 30, 2018. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of April 30, 2018.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please read that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	3

Brad Finkle

Letter to investors

Global stock markets achieved positive results during the six months ended April 30, 2018. Economic growth in the U.S. exceeded expectations, supporting the solid performance of domestic equities. Many foreign economies expanded as well, boosting equities in developed nations and, to an even greater extent, in emerging-markets countries. For the six months:

•	The Russell 3000® Index, which measures the performance of the broad U.S. stock market, advanced 3.8%. Please see page 8 for benchmark definitions.
•	The MSCI EAFE Index, which tracks stock returns in 21 developed-market nations outside North America, also rose, ending the period up 3.4%.
•	The MSCI Emerging Markets Index, a performance measure of stocks in 24 developing nations, posted a gain of 4.8%.
•	Institutional Class returns for all 17 TIAA-CREF Equity Funds were positive, and six of the funds outperformed their respective benchmarks.
•	On April 13, 2018, the Global Natural Resources Fund was liquidated, and its assets were distributed to shareholders.

Economic strength and corporate profits propelled U.S. stocks

An improving U.S. economy contributed to positive returns for domestic stocks during the six-month period. Increased manufacturing activity and historically low unemployment helped drive the economy and lifted wage growth.

Federal tax reform also benefited U.S. equity markets. The legislation’s corporate tax cut contributed to record-high profits in a number of sectors, helping to push the U.S. stock market higher into January 2018.

The second half of the period was more volatile, as trade tensions, geopolitical concerns and rising interest rates caught the attention of many investors.

For the six months, large-capitalization stocks outperformed mid- and small-capitalization equities, while growth-oriented stocks outperformed value shares across all market capitalizations. (Returns by investment style and capitalization size are based on the Russell indexes.)

Global economic growth drove international stocks higher

The solid returns for international developed stock markets were underpinned by the strong global economy and rising corporate profits.

However, expectations of tighter monetary conditions grew during the period, contributing to a rise in market volatility. The European Central Bank continued to signal intentions to slowly shift its accommodative stance, and the Bank of England raised its benchmark interest rate for the first time in a decade during the period.

The markets and economies of many foreign countries further benefited from solid employment and consumer confidence. However, geopolitical tensions in the second half of the period, highlighted by the threat of higher tariffs on exports, led to a sharp correction in most foreign stock markets.

4	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Emerging markets outpaced foreign developed and U.S. equities

Continuing a recent trend, emerging-markets stocks outperformed their developed-markets peers around the world. Emerging markets were bolstered by rising domestic consumption and government spending, as well as export growth and higher prices for raw materials. These higher prices were especially beneficial for the commodity-based economies of developing nations. China’s economy expanded by a robust 6.8% year-on-year rate in the first quarter of 2018, according to a preliminary estimate. The economies of Latin America also showed improvement, and several of them emerged from multiyear recessions. Like the rest of the world, however, the stocks of developing nations were pressured in the second half of the period by geopolitical turmoil.

All 17 funds posted gains

All 17 TIAA-CREF Equity Funds had positive returns during the reporting period, and six of them surpassed their respective benchmarks. The funds’ six-month returns ranged from 8.2% for the Large-Cap Growth Fund to 1.5% for the Small-Cap Equity Fund. (All fund returns are for the Institutional Class.)

Growth-oriented equities generally had the biggest gains. The Large-Cap Growth Fund’s 8.2% return exceeded its benchmark’s, driven by several favorable stock selections. The Enhanced Large-Cap Growth Index Fund gained 5.5%, and Mid-Cap Growth Fund rose 5.0%, but both slightly trailed their respective benchmarks.

The Growth & Income Fund’s 4.7% return finished above its benchmark, the S&P 500 Index.

In the small- and mid-cap equity space, the Small/Mid-Cap Equity Fund climbed 4.8%, outperforming its benchmark, but the Small-Cap Equity Fund’s 1.5% increase lagged its benchmark’s return.

Meanwhile, the Social Choice Equity Fund beat its benchmark with a return of 4.0%, but the 3.4% increase in the Social Choice Low Carbon Equity Fund fell shy of its benchmark.

Value-oriented stocks were positive but somewhat muted. The Mid-Cap Value Fund’s 2.6% advance exceeded its benchmark’s return. The Large-Cap Value Fund and Enhanced Large-Cap Value Index Fund both returned 1.6%, but both modestly underperformed the returns of their benchmarks.

Among TIAA-CREF’s international equity portfolios, the International Opportunities Fund advanced 4.2%, soundly outperforming its benchmark, but the 3.1% return of the International Equity Fund trailed its benchmark index.

The Emerging Markets Equity Fund and the Social Choice International Equity Fund both rose 2.6%, while the International Small-Cap Fund and the Enhanced International Equity Index Fund returned 2.1% and 1.9%, respectively. All four Funds underperformed their benchmarks.

A detailed overview of the financial markets during the six-month period appears on page 6, and a discussion of how each fund performed in relation to its benchmark begins on page 10.

Staying the course through changing market cycles

Many market watchers believe that the current U.S. economic recovery may have peaked—that the most expansionary period of the cycle could be behind us. Indeed, the strong corporate earnings and robust employment that we have witnessed have been accompanied by rising interest rates, political turmoil and potential signs of inflation, resulting in an increase in market volatility thus far in 2018.

But just because the markets may be changing doesn’t mean your investment goals should. As we’ve advocated before, making investment decisions based on predictions of future price movements is not a prudent strategy. We believe investors may be better served by maintaining a diversified portfolio of stocks through a professionally managed mutual fund or series of mutual funds, while also keeping their eyes focused on their long-term financial goals.

If you have questions or concerns and would like to discuss the current status of your portfolio, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. We always stand ready to assist you.

/s/ Brad Finkle

Brad Finkle

President

TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments

TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	5

Market monitor

U.S. and foreign stocks advanced as global economies grew

For the six months ended April 30, 2018, stock markets around the world produced solid gains amid moderate global economic growth. The Russell 3000® Index, a broad-based measure of U.S. stock market performance, advanced 3.8% for the period. International developed markets earned slightly lower returns, while emerging markets posted stronger gains.

U.S. economy expanded amid strong job market

Real gross domestic product (GDP), which measures the value of all goods and services produced in the nation, expanded at an annualized rate of 2.9% in the fourth quarter of 2017, but slowed to 2.2% during the first quarter of 2018, according to the government’s second estimate. Growth in consumer spending, the largest component of GDP, was robust during the final months of 2017 but slowed somewhat in the first three months of 2018. Existing home sales, which increased for a second consecutive month in March 2018, were challenged by supply shortages during the period.

The U.S. unemployment rate dipped to 3.9% by the end of the period, its lowest level since 2000. However, average hourly wages increased only modestly over the six months. Core inflation, which includes all items except food and energy, rose 2.1% for the twelve-month period ended April 2018. The price of a barrel of West Texas Intermediate crude oil rose from more than $54 on November 1, 2017,

Positive returns in a more volatile period

U.S. growth and emerging markets lead global equity performance
Returns for the six months ended April 30, 2018

Source: U.S. broad market: Russell 3000® Index; International: MSCI All-Country World ex USA Index; Emerging markets: MSCI Emerging Markets Index; U.S. growth: Russell 3000 Growth Index; U.S. value: Russell 3000 Value Index. As of April 30, 2018.

to nearly $69 on April 30, 2018, its highest price since 2014. Growing demand and continued production cutbacks by the Organization of the Petroleum Exporting Countries (OPEC) helped push prices higher.

Large stocks, growth-oriented shares performed best

In the U.S. equity market, large- and small-cap stocks earned 3.8% and 3.3%, respectively, during the six-month period. Growth stocks of all sizes outperformed value equities. Among large stocks, growth shares returned 5.7% while value equities advanced 1.9%. Mid-cap growth stocks gained 5.2%, while mid-cap value shares returned 2.6%. Smaller growth stocks climbed 5.5%, while small value shares earned a more modest 0.9%. (Returns by investment style and capitalization size are based on Russell indexes.)

Internationally, stocks in both developed and emerging markets gained ground during the period, despite setbacks over the final three months. The MSCI EAFE Index, which tracks stock performance in 21 developed-market countries outside North America, returned 3.4% during the period. The MSCI Emerging Markets Index earned 4.8% over the six months.

Stock market volatility increased as interest rates generally rose

Early in the period, U.S. equity markets responded positively to strong corporate profits and federal tax cut legislation. However, stocks lost ground and became more volatile over the final three months of the period due to concerns about higher interest rates and trade tensions between the United States and China.

The Federal Reserve raised the federal funds target rate twice during the period—in December 2017 and again in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%. New Fed Chairman Jerome Powell said he supported further gradual rate increases in response to continued economic improvement. Yields on U.S. government securities across all maturities increased during the period. In April 2018, the yield on the 10-year Treasury bond exceeded 3.00% for the first time since January 2014.

Most economies around the world grew during the six-month period. The 19-nation euro area grew at a 2.5% year-on-year rate in the first quarter of 2018, according to a preliminary estimate, while China’s economy expanded by a stronger 6.8% during the same period. The economy in Japan expanded for the eighth straight quarter over the last three months of 2017, but it experienced lower household spending in the early months of 2018. The European Central Bank left its three benchmark interest rates unchanged during the period. The Bank of England raised its benchmark rate from 0.25% to 0.50% in November 2017, its first increase in a decade.

6	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of October 31 or April 30; Form N-Q filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	7

About the funds’ benchmarks

Broad market indexes

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

The MSCI All Country World ex USA Index measures the performance of large- and mid-cap stocks in 46 developed- and emerging-market countries, excluding the United States.

The MSCI EAFE Index measures the performance of the leading stocks in 21 developed-market countries outside North America—in Europe, Australasia, and the Far East.

The MSCI Emerging Markets Index measures the performance of the leading stocks in 24 emerging-market countries in Europe, Asia, Africa, Latin America and the Middle East.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Mid-cap indexes

The Russell Midcap® Growth Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Growth Index measures the performance of those stocks of the Russell Midcap Index with higher relative forecasted growth rates and price/book ratios.

The Russell Midcap Value Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Value Index measures the performance of those stocks of the Russell Midcap Index with lower relative forecasted growth rates and price/book ratios.

Small/mid-cap index

The Russell 2500® Index is a subset of the Russell 3000 Index and measures the smallest 2,500 companies, covering small- and mid-cap market capitalizations, in the Russell 3000 Index.

Small-cap indexes

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

The MSCI ACWI ex USA Small Cap Index measures the performance of small-cap stocks in 22 developed-market countries, excluding the United States, and 24 emerging-market countries.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

Russell 1000, Russell 2000, Russell 3000 and Russell Midcap are trademarks and service marks of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of Standard & Poor’s Financial Services, LLC, a division of S&P Global.

8	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2017–April 30, 2018).

Actual expenses

The first section of each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses may have been higher.

Hypothetical example for comparison purposes

The second line in each share class’ entry shows hypothetical account values and expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	9

Enhanced Large-Cap Growth Index Fund

Expense example

Six months ended April 30, 2018

Enhanced Large-Cap Growth Index Fund	Beginning account value (11/1/17)	Ending account value (4/30/18)	Expenses paid during period* (11/1/17– 4/30/18)
Actual return
Institutional Class	$1,000.00	$1,055.37	$1.53
Advisor Class	1,000.00	1,057.11	2.04
5% annual hypothetical return
Institutional Class	1,000.00	1,023.31	1.51
Advisor Class	1,000.00	1,022.81	2.01

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.30% for the Institutional Class and 0.40% for the Advisor Class. The expense charges of the Fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the Fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2018
Information technology	39.3
Consumer discretionary	18.9
Industrials	12.9
Health care	11.4
Financials	6.6
Consumer staples	4.9
Materials	3.2
Real estate	1.5
Telecommunication services	0.8
Energy	0.4
Short-term investments, other assets & liabilities, net	0.1
Total	100.0

Performance for the six months ended April 30, 2018

The Enhanced Large-Cap Growth Index Fund returned 5.54% for the Institutional Class, compared with the 5.68% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended April 30, 2018, the Fund returned 18.78% versus 18.96% for the index. The table below shows returns for all share classes of the Fund.

Economic growth lifted stocks, market volatility increased

During the six-month period, U.S. economic growth continued amid a robust job market and steady consumer spending. The unemployment rate fell to 3.9% on April 30, 2018, its lowest level since 2000. Inflation remained moderate, while the price per barrel of West Texas Intermediate crude oil rose to its highest level in more than three years. Consumer spending was strong in the final months of 2017 but slowed somewhat over the first quarter of 2018. The U.S. dollar weakened against most major currencies over the six months.

Strong corporate profits and significant federal tax cuts, countered by concerns over higher interest rates and trade tensions between the United States and China, contributed to increased volatility in the equity markets. U.S. stocks produced solid gains during the first half of the period, only to retreat during the latter three months. The Federal Reserve raised the federal funds target rate twice during the period—in December 2017 and again in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 3.79%. Large-cap stocks surpassed smaller equities, and growth stocks outperformed value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended April 30, 2018, the Russell 1000 Growth Index had an average annual gain of 10.81%, outperforming the 7.30% and 9.13% average annual returns of the Russell 1000 Value Index and the Russell 3000 Index, respectively.

Performance as of April 30, 2018

Enhanced Large-Cap Growth Index Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	11/30/07	5.54%	18.78%	14.82%		10.52%		0.33%	0.33%
Advisor Class	12/4/15	5.71	18.89	14.83	†	10.52	†	0.42	0.42
Russell 1000 Growth Index	—	5.68	18.96	15.13		10.81		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.

10	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Largest sectors fueled the benchmark’s rise

Nine of the eleven industry sectors in the Russell 1000 Growth Index registered gains for the six months. Consumer discretionary and information technology—the benchmark’s two largest components—contributed almost three-quarters of its return. Consumer discretionary rose 15.4%, supported by favorable conditions in the job market. Information technology, which accounted for nearly 40.0% of the index’s total market capitalization on April 30, 2018, gained 4.3%. Industrials advanced 5.0%. Together, these three sectors represented almost 70.0% of the benchmark’s period-end market capitalization. Materials and real estate were the weakest groups, returning –3.5% and –2.4%, respectively.

For the six-month period, two of the benchmark’s five largest stocks produced gains that exceeded the benchmark’s overall return. They were Amazon.com, whose quarterly profit surpassed $1 billion, and Microsoft, whose cloud-computing business experienced rapid growth. Conversely, Apple, Facebook and Alphabet, the parent company of Google, underperformed the benchmark.

Stock selections dampened the Fund’s relative return

The Fund’s enhanced indexing strategy uses quantitative (mathematical) modeling techniques in an attempt to construct a portfolio that resembles the risk characteristics of the Fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the Fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

During the period, stock choices using the enhanced indexing methodology had both positive and negative effects on the Fund’s relative performance, but the net result was to lower the Fund’s return relative to that of its benchmark. The largest detractors were underweight positions in Netflix, which added a record number of new subscribers, and Amazon.com, which was bolstered by its cloud-computing services. The next-largest detractors were an overweight position in insurer Cigna and an underweight in Nike.

These negative effects were partly mitigated by several positive stock allocations. The top contributors were an underweight in agricultural equipment maker Deere, which reported a quarterly loss; an overweight in nutrition company Herbalife, which announced a stock repurchase plan; and an overweight in fashion brand Michael Kors, which benefited from reduced promotional activity.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2018
More than $50 billion	60.6
More than $15 billion–$50 billion	21.8
More than $2 billion–$15 billion	17.6
Total	100.0

Fund profile

as of 4/30/2018
Net assets	$2.71 billion
Number of holdings	278
Portfolio turnover rate*	42%
Weighted median market capitalization	$93.77 billion
Price/earnings ratio (weighted 12-month trailing average)†	23.9

*	The portfolio turnover rate covers the six-month period from November 1, 2017–April 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	11

Enhanced Large-Cap Value Index Fund

Expense example

Six months ended April 30, 2018

Enhanced Large-Cap Value Index Fund	Beginning account value (11/1/17)	Ending account value (4/30/18)	Expenses paid during period* (11/1/17– 4/30/18)
Actual return
Institutional Class	$1,000.00	$1,015.59	$1.55
Advisor Class	1,000.00	1,012.80	1.70
5% annual hypothetical return
Institutional Class	1,000.00	1,023.26	1.56
Advisor Class	1,000.00	1,023.11	1.71

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.31% for the Institutional Class and 0.34% for the Advisor Class. The expense charges of the Fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the Fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 4/30/2018
Financials	30.1
Health care	12.4
Energy	10.9
Information technology	9.0
Consumer discretionary	8.3
Consumer staples	7.5
Industrials	7.2
Utilities	5.1
Real estate	3.6
Materials	3.5
Telecommunication services	2.1
Short-term investments, other assets & liabilities, net	0.3
Total	100.0

Performance for the six months ended April 30, 2018

The Enhanced Large-Cap Value Index Fund returned 1.56% for the Institutional Class, compared with the 1.94% return of its benchmark, the Russell 1000® Value Index. For the one-year period ended April 30, 2018, the Fund returned 7.89% versus 7.50% for the index. The table below shows returns for all share classes of the Fund.

Economic growth lifted stocks, market volatility increased

During the six-month period, U.S. economic growth continued amid a robust job market and steady consumer spending. The unemployment rate fell to 3.9% on April 30, 2018, its lowest level since 2000. Inflation remained moderate, while the price per barrel of West Texas Intermediate crude oil rose to its highest level in more than three years. Consumer spending was strong in the final months of 2017 but slowed somewhat over the first quarter of 2018. The U.S. dollar weakened against most major currencies over the six months.

Strong corporate profits and significant federal tax cuts, countered by concerns over higher interest rates and trade tensions between the United States and China, contributed to increased volatility in the equity markets. U.S. stocks produced solid gains during the first half of the period, only to retreat during the latter three months. The Federal Reserve raised the federal funds target rate twice during the period—in December 2017 and again in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 3.79%. Large-cap stocks surpassed smaller equities, and growth stocks outperformed value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

Performance as of April 30, 2018

Enhanced Large-Cap				Average annual				Annual operating
Value Index Fund		Total return		total return				expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	11/30/07	1.56%	7.89%	9.98%		6.71%		0.33%	0.33%
Advisor Class	12/4/15	1.28	7.49	9.89	†	6.67	†	0.42	0.42
Russell 1000 Value Index	—	1.94	7.50	10.52		7.30		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.

12	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

For the ten years ended April 30, 2018, the Russell 1000 Value Index had an average annual gain of 7.30%, trailing the 10.81% and 9.13% average annual returns of the Russell 1000 Growth Index and the Russell 3000 Index, respectively.

Largest sectors drove the benchmark higher

Six of the eleven industry sectors in the Russell 1000 Value Index posted gains for the six months. Energy was the best-performing sector, rising 10.6% on higher oil prices, and was also the top contributor to the index’s return. Financials—the benchmark’s largest component—advanced 3.6% and was the next-largest contributor. Information technology and health care, which gained 8.9% and 1.9%, respectively, made significant performance contributions as well. Together, these four sectors—the four largest in the benchmark—represented more than 60.0% of its total market capitalization on April 30, 2018. Consumer staples was the worst-performing sector, returning –7.5%. Industrials and utilities followed, returning –4.5% and –4.2%, respectively.

For the six-month period, three of the benchmark’s five largest stocks produced gains that exceeded the benchmark’s overall return. Bank of America generated the strongest gain, followed by JP Morgan Chase and Berkshire Hathaway. Both Johnson & Johnson and Exxon Mobil posted losses.

Stock choices limited the Fund’s relative return

The Fund’s enhanced indexing strategy uses quantitative (mathematical) modeling techniques in an attempt to construct a portfolio that resembles the risk characteristics of the Fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the Fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

During the period, stock selections using the enhanced indexing methodology had both positive and negative effects on the Fund’s relative performance, but the net result was to lower the Fund’s return relative to that of its benchmark. The two largest detractors were overweight positions in General Mills and Owens Corning, both of which were affected by rising costs. A nonbenchmark position in Teradyne, a supplier of automatic test equipment, and an overweight holding in General Motors also detracted.

These negative effects were partly mitigated by several positive stock choices. The top contributor to relative results was an overweight position in data management company NetApp, which increased its quarterly dividend. Underweight positions in General Electric and Kraft Heinz also contributed.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2018
More than $50 billion	49.5
More than $15 billion–$50 billion	29.0
More than $2 billion–$15 billion	21.3
$2 billion or less	0.2
Total	100.0

Fund profile

as of 4/30/2018
Net assets	$2.50 billion
Number of holdings	376
Portfolio turnover rate*	40%
Weighted median market capitalization	$53.49 billion
Price/earnings ratio (weighted 12-month trailing average)†	17.4

*	The portfolio turnover rate covers the six-month period from November 1, 2017–April 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	13

Growth & Income Fund

Expense example

Six months ended April 30, 2018

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Growth &	value	value	(11/1/17–
Income Fund	(11/1/17)	(4/30/18)	4/30/18)
Actual return
Institutional Class	$1,000.00	$1,047.41	$2.03
Advisor Class	1,000.00	1,047.40	2.59
Premier Class	1,000.00	1,047.30	2.79
Retirement Class	1,000.00	1,046.69	3.30
Retail Class	1,000.00	1,046.54	3.50
5% annual hypothetical return
Institutional Class	1,000.00	1,022.81	2.01
Advisor Class	1,000.00	1,022.27	2.56
Premier Class	1,000.00	1,022.07	2.76
Retirement Class	1,000.00	1,021.57	3.26
Retail Class	1,000.00	1,021.37	3.46

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.40% for the Institutional Class, 0.51% for the Advisor Class, 0.55% for the Premier Class, 0.65% for the Retirement Class and 0.69% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 4/30/2018
Information technology	26.7
Health care	14.1
Consumer discretionary	13.9
Financials	12.4
Industrials	10.6
Consumer staples	9.1
Energy	7.0
Materials	4.0
Utilities	1.4
Telecommunication services	0.4
Real estate	0.1
Short-term investments, other assets & liabilities, net	0.3
Total	100.0

Performance for the six months ended April 30, 2018

The Growth & Income Fund returned 4.74% for the Institutional Class, compared with the 3.82% return of its benchmark, the S&P 500® Index. For the one-year period ended April 30, 2018, the Fund returned 15.73% versus 13.27% for the index. The table below shows returns for all share classes of the Fund.

Economic growth lifted stocks, market volatility increased

During the six-month period, U.S. economic growth continued amid a robust job market and steady consumer spending. The unemployment rate fell to 3.9% on April 30, 2018, its lowest level since 2000. Inflation remained moderate, while the price per barrel of West Texas Intermediate crude oil rose to its highest level in more than three years. Consumer spending was strong in the final months of 2017 but slowed somewhat over the first quarter of 2018. The U.S. dollar weakened against most major currencies over the six months.

Strong corporate profits and significant federal tax cuts, countered by concerns over higher interest rates and trade tensions between the United States and China, contributed to increased volatility in the equity markets. U.S. stocks produced solid gains during the first half of the period, only to retreat during the latter three months. The Federal Reserve raised the federal funds target rate twice during the period—in December 2017 and again in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%.

For the six months, the large-cap-oriented S&P 500 Index slightly outperformed the Russell 3000® Index, a broad measure of the U.S. stock market, which gained 3.79%. A portion of the Russell 3000 Index consists of small-cap equities, which underperformed large caps for the period.

For the ten years ended April 30, 2018, the S&P 500 Index produced an average annual gain of 9.02%, slightly behind the 9.13% average annual return of the Russell 3000 Index.

Performance as of April 30, 2018

Growth & Income Fund				Average annual				Annual operating
		Total return		total return				expenses*
	Inception
	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	7/1/99	4.74%	15.73%	13.55%		9.55%		0.41%	0.41%
Advisor Class	12/4/15	4.74	15.57	13.51	†	9.53	†	0.54	0.54
Premier Class	9/30/09	4.73	15.62	13.38		9.42	†	0.56	0.56
Retirement Class	10/1/02	4.67	15.49	13.27		9.28		0.66	0.66
Retail Class	3/31/06	4.65	15.48	13.20		9.25		0.70	0.70
S&P 500 Index	—	3.82	13.27	12.96		9.02		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

14	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Consumer discretionary, energy led the benchmark higher

Seven of the eleven industry sectors in the S&P 500 Index posted gains for the six months. Consumer discretionary, the index’s fourth-largest sector, performed best with a gain of 13.5% amid strong economic growth and solid consumer spending. Energy had the second-largest return at 9.9%, as the price of oil rose during the period. Information technology, the largest component in the index, advanced 4.8%, while financials, the benchmark’s second-largest sector, rose 4.1%. Together, these four sectors made up almost 60.0% of the index’s market capitalization on April 30, 2018. Among other large sectors in the benchmark, health care rose 2.2%. Consumer staples, utilities, materials and real estate all suffered losses.

For the six-month period, two of the benchmark’s five largest stocks produced gains that exceeded the benchmark’s overall return. Amazon.com had the largest gains, and Microsoft also outperformed. Berkshire Hathaway generated returns that nearly matched the index’s performance, while Apple and Facebook suffered losses.

Stock selection helped Fund outperform the benchmark

The Fund outperformed its benchmark largely due to out-of-index picks in four strong-performing stocks. The top contributor was oil exploration company Continental Resources, which soared as the price of oil rose over the period. An overweight position in Netflix, which added a record number of new subscribers, was the next-largest contributor. Cloud computing software firm Nutanix was the third-largest contributor, followed by oil and gas exploration companies WPX Energy and RSP Permian, both of which also benefited from the rise in oil prices.

Positions in several declining stocks modestly tempered the impact of these positive factors. Chief among these was an overweight to Kraft Heinz, which declined after the company reported poor fourth quarter 2017 earnings. Next was an overweight position to insurance giant Cigna, which declined after the firm announced plans to buy pharmacy benefits firm Express Scripts. An out-of-index position in LED technology firm Universal Display also declined when Apple announced plans to develop its own display technology, potentially cutting out Universal’s contribution to future iPhone products.

Holdings by company size
Market	% of equity investments
capitalization	as of 4/30/2018
More than $50 billion	61.8
More than $15 billion–$50 billion	20.6
More than $2 billion–$15 billion	16.9
$2 billion or less	0.7
Total	100.0

Fund profile
as of 4/30/2018
Net assets	$6.78 billion
Number of holdings	311
Portfolio turnover rate*	30%
Weighted median market capitalization	$73.17 billion
Price/earnings ratio (weighted 12-month trailing average)†	33.6

*	The portfolio turnover rate covers the six-month period from November 1, 2017–April 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	15

Large-Cap Growth Fund

Expense example

Six months ended April 30, 2018

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Large-Cap	value	value	(11/1/17–
Growth Fund	(11/1/17)	(4/30/18)	4/30/18)
Actual return
Institutional Class	$1,000.00	$1,081.86	$2.17
Advisor Class	1,000.00	1,081.21	2.89
Premier Class	1,000.00	1,080.91	2.94
Retirement Class	1,000.00	1,080.53	3.46
Retail Class	1,000.00	1,080.03	3.76
5% annual hypothetical return
Institutional Class	1,000.00	1,022.71	2.11
Advisor Class	1,000.00	1,022.02	2.81
Premier Class	1,000.00	1,021.97	2.86
Retirement Class	1,000.00	1,021.47	3.36
Retail Class	1,000.00	1,021.17	3.66

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.42% for the Institutional Class, 0.56% for the Advisor Class, 0.57% for the Premier Class, 0.67% for the Retirement Class and 0.73% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 4/30/2018
Information technology	50.8
Consumer discretionary	19.6
Health care	12.2
Industrials	8.3
Consumer staples	2.9
Financials	2.1
Materials	2.0
Energy	1.7
Short-term investments, other assets & liabilities, net	0.4
Total	100.0

Performance for the six months ended April 30, 2018

The Large-Cap Growth Fund returned 8.19% for the Institutional Class, compared with the 5.68% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended April 30, 2018, the Fund returned 24.21% versus 18.96% for the index. The table below shows returns for all share classes of the Fund.

Economic growth lifted stocks, market volatility increased

During the six-month period, U.S. economic growth continued amid a robust job market and steady consumer spending. The unemployment rate fell to 3.9% on April 30, 2018, its lowest level since 2000. Inflation remained moderate, while the price per barrel of West Texas Intermediate crude oil rose to its highest level in more than three years. Consumer spending was strong in the final months of 2017 but slowed somewhat over the first quarter of 2018. The U.S. dollar weakened against most major currencies over the six months.

Strong corporate profits and significant federal tax cuts, countered by concerns over higher interest rates and trade tensions between the United States and China, contributed to increased volatility in the equity markets. U.S. stocks produced solid gains during the first half of the period, only to retreat during the latter three months. The Federal Reserve raised the federal funds target rate twice during the period—in December 2017 and again in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 3.79%. Large-cap stocks surpassed smaller equities, and growth stocks outperformed value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended April 30, 2018, the Russell 1000 Growth Index had an average annual gain of 10.81%, outperforming the 7.30% and 9.13% average annual returns of the Russell 1000 Value Index and the Russell 3000 Index, respectively.

Performance as of April 30, 2018

Large-Cap Growth Fund				Average annual				Annual operating
		Total return		total return				expenses*
	Inception
	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	3/31/06	8.19%	24.21%	16.44%		10.71%		0.43%	0.43%
Advisor Class	12/4/15	8.12	24.01	16.39	†	10.68	†	0.65	0.58
Premier Class	9/30/09	8.09	23.99	16.26		10.57	†	0.58	0.58
Retirement Class	3/31/06	8.05	23.90	16.11		10.42		0.72	0.72
Retail Class	3/31/06	8.00	23.86	16.05		10.37		0.75	0.75
Russell 1000 Growth Index	—	5.68	18.96	15.13		10.81		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

16	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Largest sectors fueled the benchmark’s rise

Nine of the eleven industry sectors in the Russell 1000 Growth Index registered gains for the six months. Consumer discretionary and information technology—the benchmark’s two largest components—contributed almost three-quarters of its return. Consumer discretionary rose 15.4%, supported by favorable conditions in the job market. Information technology gained a relatively modest 4.3%, but it was a top contributor because it accounted for nearly 40.0% of the index’s total market capitalization on April 30, 2018. Industrials, which advanced 5.0%, also made a significant return contribution. Together, these three sectors represented almost 70.0% of the benchmark’s period-end market capitalization. Materials and real estate were the weakest groups, returning –3.5% and –2.4%, respectively.

For the six-month period, two of the benchmark’s five largest stocks produced gains that exceeded the benchmark’s overall return. They were Amazon.com, whose quarterly profit surpassed $1 billion for the first time in history, and Microsoft, whose cloud-computing business experienced rapid growth. Conversely, Apple, Facebook and Alphabet, the parent company of Google, underperformed the benchmark.

Stock allocations boosted the Fund’s return

The Fund outperformed the index largely on the strength of numerous stock selections, led by an overweight position in Netflix, which added a record number of new subscribers. The next-largest contributors to relative performance were overweight holdings in software providers Adobe Systems and Intuit, followed by an overweight in cosmetics company Estée Lauder. Adobe Systems continued to benefit from its migration from traditional licensed products toward online subscription-based services, while Intuit posted robust revenue growth in its small business segment. Recent strategic acquisitions increased sales growth for Estée Lauder.

By contrast, an overweight investment in specialty chemicals company Albemarle was the largest detractor for the period. Shares of Albemarle, which produces lithium, declined on concerns that rising global lithium output would depress the metal’s price. Overweight holdings in poorly performing Broadcom, a semiconductor supplier, and Parker Hannifin, a provider of motion and control technologies, also subtracted a significant amount from relative results.

Holdings by company size
Market	% of equity investments
capitalization	as of 4/30/2018
More than $50 billion	66.8
More than $15 billion–$50 billion	28.0
More than $2 billion–$15 billion	5.2
Total	100.0

Fund profile
as of 4/30/2018
Net assets	$5.15 billion
Number of holdings	90
Portfolio turnover rate*	41%
Weighted median market capitalization	$89.53 billion
Price/earnings ratio (weighted 12-month trailing average)†	37.5

*	The portfolio turnover rate covers the six-month period from November 1, 2017–April 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	17

Large-Cap Value Fund

Expense example

Six months ended April 30, 2018

Large-Cap Value Fund	Beginning account value (11/1/17)	Ending account value (4/30/18)	Expenses paid during period* (11/1/17– 4/30/18)
Actual return
Institutional Class	$1,000.00	$1,016.02	$2.00
Advisor Class	1,000.00	1,015.88	2.35
Premier Class	1,000.00	1,015.47	2.75
Retirement Class	1,000.00	1,015.03	3.25
Retail Class	1,000.00	1,014.52	3.55
5% annual hypothetical return
Institutional Class	1,000.00	1,022.81	2.01
Advisor Class	1,000.00	1,022.46	2.36
Premier Class	1,000.00	1,022.07	2.76
Retirement Class	1,000.00	1,021.57	3.26
Retail Class	1,000.00	1,021.27	3.56

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.40% for the Institutional Class, 0.47% for the Advisor Class, 0.55% for the Premier Class, 0.65% for the Retirement Class and 0.71% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2018
Financials	24.6
Energy	14.1
Information technology	12.4
Health care	11.8
Consumer discretionary	9.7
Consumer staples	8.0
Industrials	7.5
Materials	6.6
Telecommunication services	3.0
Utilities	1.6
Real estate	0.6
Short-term investments, other assets & liabilities, net	0.1
Total	100.0

Performance for the six months ended April 30, 2018

The Large-Cap Value Fund returned 1.60% for the Institutional Class, compared with the 1.94% return of its benchmark, the Russell 1000® Value Index. For the one-year period ended April 30, 2018, the Fund returned 6.67% versus 7.50% for the index. The table below shows returns for all share classes of the Fund.

Economic growth lifted stocks, market volatility increased

During the six-month period, U.S. economic growth continued amid a robust job market and steady consumer spending. The unemployment rate fell to 3.9% on April 30, 2018, its lowest level since 2000. Inflation remained moderate, while the price per barrel of West Texas Intermediate crude oil rose to its highest level in more than three years. Consumer spending was strong in the final months of 2017 but slowed somewhat over the first quarter of 2018. The U.S. dollar weakened against most major currencies over the six months.

Strong corporate profits and significant federal tax cuts, countered by concerns over higher interest rates and trade tensions between the United States and China, contributed to increased volatility in the equity markets. U.S. stocks produced solid gains during the first half of the period, only to retreat during the latter three months. The Federal Reserve raised the federal funds target rate twice during the period—in December 2017 and again in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 3.79%. Large-cap stocks surpassed smaller equities, and growth stocks outperformed value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

Performance as of April 30, 2018

Large-Cap Value Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	1.60%	6.67%	9.82%		7.46%		0.40%	0.40%
Advisor Class	12/4/15	1.59	6.61	9.79	†	7.44	†	0.49	0.49
Premier Class	9/30/09	1.55	6.58	9.66		7.32	†	0.55	0.55
Retirement Class	10/1/02	1.50	6.43	9.55		7.19		0.65	0.65
Retail Class	10/1/02	1.45	6.38	9.47		7.14		0.72	0.72
Russell 1000 Value Index	—	1.94	7.50	10.52		7.30		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

18	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

For the ten years ended April 30, 2018, the Russell 1000 Value Index had an average annual gain of 7.30%, trailing the 10.81% and 9.13% average annual returns of the Russell 1000 Growth Index and the Russell 3000 Index, respectively.

Largest sectors drove the benchmark higher

Six of the eleven industry sectors in the Russell 1000 Value Index posted gains for the six months. Energy was the best-performing sector, rising 10.6% on higher oil prices, and was also the top contributor to the index’s return. Financials—the benchmark’s largest component—advanced 3.6% and was the next-largest contributor. Information technology and health care, which gained 8.9% and 1.9%, respectively, made significant performance contributions as well. Together, these four sectors—the four largest in the benchmark—represented more than 60.0% of its total market capitalization on April 30, 2018. Consumer staples returned –7.5% and was the worst-performing sector and the biggest detractor from the benchmark’s results. Industrials and utilities followed, returning –4.5% and –4.2%, respectively.

For the six-month period, three of the benchmark’s five largest stocks produced gains that exceeded the benchmark’s overall return. Bank of America generated the strongest gain, followed by JP Morgan Chase and Berkshire Hathaway. Both Johnson & Johnson and Exxon Mobil posted losses.

Stock choices weighed on the Fund’s relative results

The Fund modestly trailed its benchmark due to a number of stock selections that did not perform as expected. Chief among these was an overweight holding in food company Kraft Heinz, whose shares tumbled amid heightened competition from providers of fresher, less-processed food items. The next-largest detractors were nonbenchmark positions in chemical producer Tronox and aerospace firm Triumph Group. Tronox was hurt by regulatory challenges to its proposed acquisition of an industry rival, while Triumph Group reported revenues that fell short of analysts’ estimates.

These negative effects were partly mitigated by several successful stock allocations. The top contributors to the Fund’s relative performance were an overweight in RSP Permian, an out-of-index position in Mellanox Technologies and an underweight in poorly performing Procter & Gamble. Energy company RSP Permian was acquired by a larger competitor, and Mellanox Technologies, which supplies computer networking products, announced record quarterly and annual revenues. Procter & Gamble was impacted by the weak industrywide pricing environment for consumer staples products.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2018
More than $50 billion	48.4
More than $15 billion–$50 billion	22.5
More than $2 billion–$15 billion	24.7
$2 billion or less	4.4
Total	100.0

Fund profile

as of 4/30/2018
Net assets	$6.67 billion
Number of holdings	173
Portfolio turnover rate*	24%
Weighted median market capitalization	$45.28 billion
Price/earnings ratio (weighted 12-month trailing average)†	41.1

*	The portfolio turnover rate covers the six-month period from November 1, 2017–April 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	19

Mid-Cap Growth Fund

Expense example

Six months ended April 30, 2018

Mid-Cap Growth Fund	Beginning account value (11/1/17)	Ending account value (4/30/18)	Expenses paid during period* (11/1/17– 4/30/18)
Actual return
Institutional Class	$1,000.00	$1,049.94	$2.44
Advisor Class	1,000.00	1,049.26	2.69
Premier Class	1,000.00	1,048.95	3.20
Retirement Class	1,000.00	1,048.70	3.71
Retail Class	1,000.00	1,048.26	3.96
5% annual hypothetical return
Institutional Class	1,000.00	1,022.41	2.41
Advisor Class	1,000.00	1,022.17	2.66
Premier Class	1,000.00	1,021.67	3.16
Retirement Class	1,000.00	1,021.17	3.66
Retail Class	1,000.00	1,020.93	3.91

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.48% for the Institutional Class, 0.53% for the Advisor Class, 0.63% for the Premier Class, 0.73% for the Retirement Class and 0.78% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2018
Information technology	30.2
Consumer discretionary	18.3
Industrials	16.0
Health care	13.2
Financials	9.5
Materials	6.2
Energy	2.2
Real estate	2.0
Consumer staples	0.8
Short-term investments, other assets & liabilities, net	1.6
Total	100.0

Performance for the six months ended April 30, 2018

The Mid-Cap Growth Fund returned 4.99% for the Institutional Class, compared with the 5.16% return of its benchmark, the Russell Midcap® Growth Index. For the one-year period ended April 30, 2018, the Fund returned 16.71% versus 16.87% for the index. The table below shows returns for all share classes of the Fund.

Economic growth lifted stocks, market volatility increased

During the six-month period, U.S. economic growth continued amid a robust job market and steady consumer spending. The unemployment rate fell to 3.9% on April 30, 2018, its lowest level since 2000. Inflation remained moderate, while the price per barrel of West Texas Intermediate crude oil rose to its highest level in more than three years. Consumer spending was strong in the final months of 2017 but slowed somewhat over the first quarter of 2018. The U.S. dollar weakened against most major currencies over the six months.

Strong corporate profits and significant federal tax cuts, countered by concerns over higher interest rates and trade tensions between the United States and China, contributed to increased volatility in the equity markets. U.S. stocks produced solid gains during the first half of the period, only to retreat during the latter three months. The Federal Reserve raised the federal funds target rate twice during the period—in December 2017 and again in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 3.79%. Large-cap stocks surpassed smaller equities, and growth stocks outperformed value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

Performance as of April 30, 2018

Mid-Cap Growth Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	4.99%	16.71%	11.20%		8.71%		0.47%	0.47%
Advisor Class	12/4/15	4.93	16.59	11.17	†	8.69	†	0.56	0.56
Premier Class	9/30/09	4.90	16.58	11.03		8.56	†	0.62	0.62
Retirement Class	10/1/02	4.87	16.44	10.93		8.43		0.72	0.72
Retail Class	10/1/02	4.83	16.35	10.84		8.38		0.80	0.80
Russell Midcap Growth Index	—	5.16	16.87	12.76		9.74		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

20	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

For the ten years ended April 30, 2018, mid-cap growth stocks outperformed both the broader market and mid-cap value stocks. The Russell Midcap Growth Index posted an average annual return of 9.74%, while the Russell 3000 and Russell Midcap Value indexes had average annual returns of 9.13% and 9.22%, respectively.

Large benchmark sectors drove its performance

For the six-month period, nine of the eleven industry sectors represented in the Russell Midcap Growth Index registered positive returns. Information technology—the benchmark’s largest component—rose 5.9% and was the top contributor, supported by the generally strong earnings of companies in the sector. Consumer discretionary was the next-largest contributor, advancing 8.5% on the back of solid household spending. Industrials and financials earned 4.3% and 10.5%, respectively, adding a significant amount to the index’s results. Together, these four sectors represented just over 70.0% of the benchmark’s total market capitalization at period-end. Materials and real estate were the sole decliners for the period, returning –6.0% and –1.5%, respectively.

Three of the five largest stocks in the benchmark surpassed its overall return, with all three scoring double-digit gains. Veterinary medicine supplier Zoetis, the index’s biggest stock, performed the best, followed by insurer Progressive and life sciences firm Illumina. Information technology companies Lam Research and Analog Devices posted losses.

Stock selections limited Fund performance

The Fund modestly trailed the index, hampered by stock allocations that did not perform as anticipated. The biggest detractor was an out-of-benchmark position in chemical producer Tronox, which performed poorly as regulators challenged its proposed acquisition of a competitor. The next-largest detractors were nonbenchmark investments in Newell Brands, a consumer and commercial products company, and Olin, a chemical manufacturer. An overweight holding in flooring maker Mohawk Industries also detracted.

On the positive side, the Fund benefited from several strong stock choices, including out-of-index holdings in telecommunication services provider RingCentral and health club franchise Planet Fitness. RingCentral reported a strong increase in subscription revenue, while Planet Fitness announced its eleventh straight year of positive same-store sales growth. Other significant contributors included an overweight position in Zoetis and a nonbenchmark investment in Teledoc, a provider of on-demand, remote medical care.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2018
More than $15 billion–$50 billion	52.2
More than $2 billion–$15 billion	45.0
$2 billion or less	2.8
Total	100.0

Fund profile

as of 4/30/2018
Net assets	$1.54 billion
Number of holdings	123
Portfolio turnover rate*	29%
Weighted median market capitalization	$15.26 billion
Price/earnings ratio (weighted 12-month trailing average)†	32.1

*	The portfolio turnover rate covers the six-month period from November 1, 2017–April 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	21

Mid-Cap Value Fund

Expense example
Six months ended April 30, 2018
Mid-Cap Value Fund	Beginning account value (11/1/17)	Ending account value (4/30/18)	Expenses paid during period* (11/1/17– 4/30/18)
Actual return
Institutional Class	$1,000.00	$1,026.24	$2.01
Advisor Class	1,000.00	1,025.74	2.76
Premier Class	1,000.00	1,025.80	2.76
Retirement Class	1,000.00	1,025.24	3.26
Retail Class	1,000.00	1,025.01	3.46
5% annual hypothetical return
Institutional Class	1,000.00	1,022.81	2.01
Advisor Class	1,000.00	1,022.07	2.76
Premier Class	1,000.00	1,022.07	2.76
Retirement Class	1,000.00	1,021.57	3.26
Retail Class	1,000.00	1,021.37	3.46

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.40% for the Institutional Class, 0.55% for the Advisor Class, 0.55% for the Premier Class, 0.65% for the Retirement Class and 0.69% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition
Sector	% of net assets as of 4/30/2018
Financials	19.5
Industrials	13.3
Energy	11.3
Utilities	10.3
Consumer discretionary	8.7
Real estate	8.3
Information technology	8.1
Health care	6.9
Materials	6.5
Consumer staples	5.3
Telecommunication services	0.5
Short-term investments, other assets & liabilities, net	1.3
Total	100.0

Performance for the six months ended April 30, 2018

The Mid-Cap Value Fund returned 2.62% for the Institutional Class, compared with the 2.55% return of its benchmark, the Russell Midcap® Value Index. For the one-year period ended April 30, 2018, the Fund returned 7.43% versus 6.83% for the index. The table below shows returns for all share classes of the Fund.

Economic growth lifted stocks, market volatility increased

During the six-month period, U.S. economic growth continued amid a robust job market and steady consumer spending. The unemployment rate fell to 3.9% on April 30, 2018, its lowest level since 2000. Inflation remained moderate, while the price per barrel of West Texas Intermediate crude oil rose to its highest level in more than three years. Consumer spending was strong in the final months of 2017 but slowed somewhat over the first quarter of 2018. The U.S. dollar weakened against most major currencies over the six months.

Strong corporate profits and significant federal tax cuts, countered by concerns over higher interest rates and trade tensions between the United States and China, contributed to increased volatility in the equity markets. U.S. stocks produced solid gains during the first half of the period, only to retreat during the latter three months. The Federal Reserve raised the federal funds target rate twice during the period—in December 2017 and again in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 3.79%. Large-cap stocks surpassed smaller equities, and growth stocks outperformed value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

Performance as of April 30, 2018

Mid-Cap Value Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	2.62%	7.43%	10.13%		7.99%		0.41%	0.41%
Advisor Class	12/4/15	2.57	7.25	10.08	†	7.96	†	0.56	0.56
Premier Class	9/30/09	2.58	7.26	9.97		7.85	†	0.56	0.56
Retirement Class	10/1/02	2.52	7.18	9.87		7.72		0.66	0.66
Retail Class	10/1/02	2.50	7.11	9.81		7.71		0.71	0.71
Russell Midcap Value Index	—	2.55	6.83	10.97		9.22		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

22	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

For the ten years ended April 30, 2018, the mid-cap value asset class outperformed the broader market, as evidenced by the 9.22% return of the Russell Midcap Value Index, compared with the 9.13% average annual return of the Russell 3000 Index. The Russell Midcap Growth Index had an average annual return of 9.74% for the same period.

Energy led the benchmark’s performance

Eight of the eleven industry sectors of the Russell Midcap Value Index produced positive returns for the six months. Energy was the best performer, returning 14.6% on the back of higher oil prices and making the second-largest contribution to the benchmark’s performance. The top contributor was financials—the index’s biggest component—which advanced 6.7%. The information technology and consumer discretionary sectors gained 7.0% and 3.3%, respectively, also making significant return contributions. Together, these four sectors accounted for nearly one-half of the benchmark’s total market capitalization on April 30, 2018. Real estate and utilities were the worst-performing sectors, returning –3.7% and –3.0%, respectively.

For the six-month period, the performance of the benchmark’s five largest holdings was mixed. Marathon Petroleum led the group, followed by SunTrust Banks, with both stocks achieving double-digit gains. The performance of Synchrony Financial matched that of the benchmark, while logistics management firm Prologis posted a gain but modestly trailed the index. However, with a single-digit loss, Sempra Energy was the biggest laggard.

Fund outperformed its benchmark

The Fund modestly outperformed its benchmark for the period. Two of the top contributors to the Fund’s relative performance were overweight positions in energy companies Continental Resources and RSP Permian. Overweight holdings in discount brokerage E*TRADE Financial and industrial conglomerate Textron, as well as a nonbenchmark investment in media company IAC/InterActiveCorp, also favorably impacted relative results. E*TRADE Financial reported record trading activity for 2017, while Textron benefited from improving end markets. IAC/InterActiveCorp experienced sold growth across most of its businesses.

By contrast, certain positions did not perform as anticipated. Chief among these was an overweight holding in mattress manufacturer Tempur Sealy, whose sales declined after the company severed ties with a major retailer in early 2017. An out-of-index position in advertising firm MDC Partners and a lack of exposure to social networking service Twitter also detracted.

Holdings by company size
Market capitalization	% of equity investments as of 4/30/2018
More than $50 billion	3.1
More than $15 billion–$50 billion	44.8
More than $2 billion–$15 billion	47.6
$2 billion or less	4.5
Total	100.0

Fund profile
as of 4/30/2018
Net assets	$4.00 billion
Number of holdings	238
Portfolio turnover rate*	12%
Weighted median market capitalization	$14.34 billion
Price/earnings ratio (weighted 12-month trailing average)†	22.1

*	The portfolio turnover rate covers the six-month period from November 1, 2017–April 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	23

Small-Cap Equity Fund

Expense example

Six months ended April 30, 2018

Small-Cap Equity Fund	Beginning account value (11/1/17)	Ending account value (4/30/18)	Expenses paid during period* (11/1/17– 4/30/18)
Actual return
Institutional Class	$1,000.00	$1,014.96	$2.05
Advisor Class	1,000.00	1,014.88	2.35
Premier Class	1,000.00	1,014.37	2.80
Retirement Class	1,000.00	1,013.75	3.30
Retail Class	1,000.00	1,014.01	3.35
5% annual hypothetical return
Institutional Class	1,000.00	1,022.76	2.06
Advisor Class	1,000.00	1,022.46	2.36
Premier Class	1,000.00	1,022.02	2.81
Retirement Class	1,000.00	1,021.52	3.31
Retail Class	1,000.00	1,021.47	3.36

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.41% for the Institutional Class, 0.47% for the Advisor Class, 0.56% for the Premier Class, 0.66% for the Retirement Class and 0.67% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition
Sector	% of net assets as of 4/30/2018
Information technology	18.9
Financials	16.6
Industrials	15.8
Health care	15.4
Consumer discretionary	10.8
Real estate	5.6
Energy	5.0
Materials	4.3
Utilities	3.7
Consumer staples	2.7
Telecommunication services	1.0
Short-term investments, other assets & liabilities, net	0.2
Total	100.0

Performance for the six months ended April 30, 2018

The Small-Cap Equity Fund returned 1.50% for the Institutional Class, compared with the 3.27% return of its benchmark, the Russell 2000® Index. For the one-year period ended April 30, 2018, the Fund returned 9.83% versus 11.54% for the index. The table below shows returns for all share classes of the Fund.

Economic growth lifted stocks, market volatility increased

During the six-month period, U.S. economic growth continued amid a robust job market and steady consumer spending. The unemployment rate fell to 3.9% on April 30, 2018, its lowest level since 2000. Inflation remained moderate, while the price per barrel of West Texas Intermediate crude oil rose to its highest level in more than three years. Consumer spending was strong in the final months of 2017 but slowed somewhat over the first quarter of 2018. The U.S. dollar weakened against most major currencies over the six months.

Strong corporate profits and significant federal tax cuts, countered by concerns over higher interest rates and trade tensions between the United States and China, contributed to increased volatility in the equity markets. U.S. stocks produced solid gains during the first half of the period, only to retreat during the latter three months. The Federal Reserve raised the federal funds target rate twice during the period—in December 2017 and again in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 3.79%. Large-cap stocks surpassed smaller equities, and growth stocks outperformed value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended April 30, 2018, the Russell 2000 Index, a broad measure of U.S. small-cap stocks, produced an average annual gain of 9.49%, outpacing the 9.13% average annual return of the Russell 3000 Index.

Performance as of April 30, 2018

Small-Cap Equity Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	1.50%	9.83%	12.71%		9.85%		0.41%	0.41%
Advisor Class	12/4/15	1.49	9.77	12.67	†	9.83	†	0.50	0.50
Premier Class	9/30/09	1.44	9.70	12.55		9.70	†	0.56	0.56
Retirement Class	10/1/02	1.38	9.57	12.44		9.57		0.66	0.66
Retail Class	10/1/02	1.40	9.56	12.35		9.52		0.71	0.71
Russell 2000 Index	—	3.27	11.54	11.74		9.49		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

24	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Sectors posted mixed results

Seven of the eleven industry sectors in the Russell 2000 Index posted gains for the six months. Energy performed best, returning 11.3%, as the price of oil rose during the period. Health care—the third-largest component in the index—advanced 11.2% and contributed the most to the benchmark’s return. Consumer discretionary also delivered solid gains of 6.9% and was the second-largest contributor to overall index returns. Financials, the index’s largest sector, posted gains of 2.2%, while information technology, the benchmark’s second-largest sector, advanced 2.9%. Together, these five sectors made up nearly 67.0% of the index’s total market capitalization as of April 30, 2018. Industrials, utilities, real estate and telecommunication services, the smallest index sector, all suffered losses.

For the six-month period, four of the benchmark’s five largest stocks produced gains that exceeded the benchmark’s overall return. Biopharmaceutical firms Nektar Therapeutics and SAGE Therapeutics posted triple-digit gains as both benefited from drug pipeline progress toward clinical trials. Online food-ordering company Grubhub and biotechnology company bluebird bio also advanced, while Exact Sciences declined.

Fund advanced but trailed its benchmark

Overweight positions in certain stocks that did not perform as anticipated led the Fund to underperform its benchmark. An overweight position in mortgage insurance company MGIC Investment Corporation, which declined amid concerns over recent tax legislation, was the largest detractor from relative performance. Next was an overweight position in weight loss firm Nutrisystem, which fell after the company reported poor fourth quarter 2017 earnings. Not owning Grubhub also hurt, as did overweight positions in semiconductor intellectual property firm CEVA and biotechnology company Five Prime Technologies.

These negative effects were partly offset by overweight positions in energy firm Delek, Nektar Therapeutics, and human resources consulting company Insperity. In addition, the Fund had a small position in derivatives instruments, which was beneficial for its relative performance.

Holdings by company size
Market capitalization	% of equity investments as of 4/30/2018
More than $15 billion–$50 billion	0.4
More than $2 billion–$15 billion	68.8
$2 billion or less	30.8
Total	100.0

Fund profile
as of 4/30/2018
Net assets	$3.61 billion
Number of holdings	282
Portfolio turnover rate*	40%
Weighted median market capitalization	$2.81 billion
Price/earnings ratio (weighted 12-month trailing average)†	29.8

*	The portfolio turnover rate covers the six-month period from November 1, 2017–April 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	25

Small/Mid-Cap Equity Fund

Expense example

Six months ended April 30, 2018

Small/Mid-Cap Equity Fund	Beginning account value (11/1/17)	Ending account value (4/30/18)	Expenses paid during period* (11/1/17– 4/30/18)
Actual return
Institutional Class	$1,000.00	$1,048.21	$2.59
Advisor Class	1,000.00	1,049.94	3.15
Premier Class	1,000.00	1,047.77	3.35
Retirement Class	1,000.00	1,047.17	3.86
Retail Class	1,000.00	1,047.44	4.47
5% annual hypothetical return
Institutional Class	1,000.00	1,022.27	2.56
Advisor Class	1,000.00	1,021.72	3.11
Premier Class	1,000.00	1,021.52	3.31
Retirement Class	1,000.00	1,021.03	3.81
Retail Class	1,000.00	1,020.43	4.41

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.51% for the Institutional Class, 0.62% for the Advisor Class, 0.66% for the Premier Class, 0.76% for the Retirement Class and 0.88% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2018
Industrials	17.1
Information technology	16.4
Financials	15.5
Consumer discretionary	13.3
Health care	11.2
Real estate	8.1
Materials	5.1
Energy	5.0
Consumer staples	4.0
Utilities	3.2
Telecommunication services	0.8
Short-term investments, other assets & liabilities, net	0.3
Total	100.0

Performance for the six months ended April 30, 2018

The Small/Mid-Cap Equity Fund returned 4.82% for the Institutional Class, compared with the 3.63% return of its benchmark, the Russell 2500® Index. For the one-year period ended April 30, 2018, the Fund returned 15.15% versus 11.72% for the index. The table below shows returns for all share classes of the Fund.

Economic growth lifted stocks, market volatility increased

During the six-month period, U.S. economic growth continued amid a robust job market and steady consumer spending. The unemployment rate fell to 3.9% on April 30, 2018, its lowest level since 2000. Inflation remained moderate, while the price per barrel of West Texas Intermediate crude oil rose to its highest level in more than three years. Consumer spending was strong in the final months of 2017 but slowed somewhat over the first quarter of 2018. The U.S. dollar weakened against most major currencies over the six months.

Strong corporate profits and significant federal tax cuts, countered by concerns over higher interest rates and trade tensions between the United States and China, contributed to increased volatility in the equity markets. U.S. stocks produced solid gains during the first half of the period, only to retreat during the latter three months. The Federal Reserve raised the federal funds target rate twice during the period—in December 2017 and again in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 3.79%. Large-cap stocks surpassed smaller equities, and growth stocks outperformed value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

Performance as of April 30, 2018

Small/Mid-Cap Equity Fund		Total return		Average annual total return	Annual operating expenses*
	Inception date	6 months	1 year	since inception	gross	net
Institutional Class	8/5/16	4.82%	15.15%	16.35%	0.50%	0.50%
Advisor Class	8/5/16	4.99	15.24	16.39	0.59	0.59
Premier Class	8/5/16	4.78	15.01	16.18	0.64	0.64
Retirement Class	8/5/16	4.72	14.86	16.03	0.75	0.75
Retail Class	8/5/16	4.74	14.81	15.92	0.88	0.88
Russell 2500 Index	—	3.63	11.72	13.78 †	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	Performance is calculated from the inception date of the Institutional Class.

26	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Energy and health care sectors were top performers in benchmark

Seven of the eleven industry sectors in the Russell 2500 Index generated positive returns during the period. Energy stocks performed best with a return of 13.4%. The health care sector was the index’s second-best performer with a gain of 5.7%, while consumer discretionary stocks returned 5.6%. Financials, information technology and industrials—the three largest sectors, accounting for nearly half of the index’s market capitalization—gained 5.5%, 5.0% and 0.5%, respectively. Among sectors losing the most ground during the period, telecommunication services declined 5.0% and real estate fell 4.3%.

Four of the benchmark’s five largest stocks outperformed over the six-month period. Online broker E*TRADE Financial and Arista Networks, a computer networking company, outgained the index by wide margins. Software maker ANSYS and United Rentals, an equipment rental firm, topped the index by smaller margins. CBOE Global Markets, which owns financial trading markets, was the only stock among the index’s top five to decline during the period.

Fund outperformed its benchmark

For the period, the Fund outperformed its benchmark primarily due to overweight holdings in stocks that produced large gains. The Fund benefited most from overweight positions in Insperity and Whiting Petroleum. Shares of Insperity, a business service provider, were aided by steady earnings growth. Whiting, a shale oil producer, benefited from rising petroleum prices. An overweight position in apparel retailer lululemon athletica also helped the Fund’s relative performance.

Those benefits were partly offset by an underweight position in Nektar Therapeutics, a bioscience firm reporting strong earnings that beat Wall Street expectations. An overweight position in chemical producer Tronox also detracted from the Fund’s relative performance. The Federal Trade Commission sought to block the company’s plan to merge with a large competitor. The Fund’s holdings in semiconductor equipment maker Brooks Automation also diminished relative returns.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2018
More than $15 billion–$50 billion	1.7
More than $2 billion–$15 billion	71.1
$2 billion or less	27.2
Total	100.0

Fund profile

as of 4/30/2018
Net assets	$0.70 billion
Number of holdings	348
Portfolio turnover rate*	32%
Weighted median market capitalization	$4.26 billion
Price/earnings ratio (weighted 12-month trailing average)†	44.6

*	The portfolio turnover rate covers the six-month period from November 1, 2017–April 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	27

Social Choice Equity Fund

Expense example

Six months ended April 30, 2018

Social Choice Equity Fund	Beginning account value (11/1/17)	Ending account value (4/30/18)	Expenses paid during period* (11/1/17– 4/30/18)
Actual return
Institutional Class	$1,000.00	$1,039.77	$0.86
Advisor Class	1,000.00	1,039.53	1.01
Premier Class	1,000.00	1,038.74	1.67
Retirement Class	1,000.00	1,038.36	2.12
Retail Class	1,000.00	1,038.46	2.27
5% annual hypothetical return
Institutional Class	1,000.00	1,023.95	0.85
Advisor Class	1,000.00	1,023.80	1.00
Premier Class	1,000.00	1,023.16	1.66
Retirement Class	1,000.00	1,022.71	2.11
Retail Class	1,000.00	1,022.56	2.26

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.17% for the Institutional Class, 0.20% for the Advisor Class, 0.33% for the Premier Class, 0.42% for the Retirement Class and 0.45% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2018
Information technology	22.6
Financials	15.8
Health care	13.1
Consumer discretionary	12.7
Industrials	10.9
Consumer staples	6.5
Energy	6.1
Real estate	3.6
Materials	3.5
Utilities	2.9
Telecommunication services	1.7
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Performance for the six months ended April 30, 2018

The Social Choice Equity Fund returned 3.98% for the Institutional Class, compared with the 3.79% return of its benchmark, the Russell 3000® Index. For the one-year period ended April 30, 2018, the Fund returned 13.56% versus 13.05% for the index. The table below shows returns for all share classes of the Fund. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

Avoiding some stocks helped the Fund’s relative performance

Because of its ESG criteria, the Fund did not invest in a number of stocks included in the Russell 3000 Index. Avoiding these companies produced mixed results during the six-month period, but the net effect was to slightly increase the Fund’s return relative to that of its benchmark, despite the effect of expenses.

Avoiding General Electric, Apple and Philip Morris aided the Fund’s relative performance. General Electric’s stock trended downward over the six months as the company cut its dividend and disclosed a $6.2 billion write-off on its insurance portfolio. Despite reporting record sales, Apple’s stock fell sharply in January on reports that iPhone X production would be cut in half. Apple’s share price ended the six-month period lower than where it began in large part due to investors’ concerns regarding iPhone sales and management’s forecast for weaker sales. Philip Morris saw its share price fall due to a decline in cigarette shipments and weaker-than-expected sales for the company’s smokeless tobacco device.

Excluding other stocks detracted from relative performance

Excluding Amazon.com, Boeing and Visa hindered the Fund’s relative performance. Amazon.com’s dominant market position and services such as Amazon Prime and Amazon Web Services drove strong gains in the stock over the six

Performance as of April 30, 2018

Social Choice Equity Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	7/1/99	3.98%	13.56%	11.86%		8.86%		0.18%	0.18%
Advisor Class	12/4/15	3.95	13.54	11.84	†	8.85	†	0.27	0.27
Premier Class	9/30/09	3.87	13.37	11.67		8.70	†	0.33	0.33
Retirement Class	10/1/02	3.84	13.28	11.58		8.58		0.43	0.43
Retail Class	3/31/06	3.85	13.21	11.54		8.59		0.46	0.46
Russell 3000 Index	—	3.79	13.05	12.75		9.13		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

28	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

months. Boeing benefited from revenue growth helped by deliveries of commercial airplanes. Visa’s share price gained as the company raised its dividend twice during the six-month period. In addition, Visa’s revenues were higher than expected, thanks in large part to growth in fees charged to merchants and electronic payments.

Fund outpaced its benchmark

To compensate for the exclusion of some stocks within the Russell 3000 Index, the Fund’s managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its index and to manage risk.

Of the stocks in which the Fund invested, overweight positions in Netflix, Valero Energy and Cisco Systems contributed the most to the Fund’s outperformance of its benchmark. The share price of Netflix soared to an all-time high on strong revenue and subscriber growth and an Academy Award for its documentary film Icarus. Valero Energy benefited from the recently lowered U.S. corporate tax rate and the independent refiner’s ability to exploit inefficiencies in the face of rising crude oil prices. Sales growth lifted Cisco’s stock, and business results were improved by management’s increased focus on software and services that provide recurring revenue.

Some of the stocks in which the Fund invested detracted from relative performance, especially Charter Communications, 3M and Kraft Heinz. Charter Communications reported better-than-expected financial results, but investors were wary of the steep drop in residential video subscribers. 3M’s stock fell sharply as management reported softening in some markets and sought to lower investors’ expectations for the rest of 2018. The share price of Kraft Heinz declined steadily over the six months. Kraft Heinz reported disappointing results—notably lower sales in the United States, the company’s largest market.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2018
More than $50 billion	47.5
More than $15 billion–$50 billion	35.9
More than $2 billion–$15 billion	13.5
$2 billion or less	3.1
Total	100.0

Fund profile

as of 4/30/2018
Net assets	$3.29 billion
Number of holdings	760
Portfolio turnover rate*	3%
Weighted median market capitalization	$48.13 billion
Price/earnings ratio (weighted 12-month trailing average)†	25.7

*	The portfolio turnover rate covers the six-month period from November 1, 2017–April 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	29

Social Choice Low Carbon Equity Fund

Expense example

Six months ended April 30, 2018

Social Choice Low Carbon Equity Fund	Beginning account value (11/1/17)	Ending account value (4/30/18)	Expenses paid during period* (11/1/17– 4/30/18)
Actual return
Institutional Class	$1,000.00	$1,033.91	$1.61
Advisor Class	1,000.00	1,033.94	2.07
Premier Class	1,000.00	1,034.02	2.37
Retirement Class	1,000.00	1,032.78	2.87
Retail Class	1,000.00	1,032.48	3.23
5% annual hypothetical return
Institutional Class	1,000.00	1,023.21	1.61
Advisor Class	1,000.00	1,022.76	2.06
Premier Class	1,000.00	1,022.46	2.36
Retirement Class	1,000.00	1,021.97	2.86
Retail Class	1,000.00	1,021.62	3.21

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.32% for the Institutional Class, 0.41% for the Advisor Class, 0.47% for the Premier Class, 0.57% for the Retirement Class and 0.64% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2018
Information technology	22.4
Financials	15.9
Health care	12.8
Consumer discretionary	11.8
Industrials	11.0
Consumer staples	6.8
Energy	5.3
Real estate	3.7
Materials	3.4
Utilities	3.0
Telecommunication services	1.9
Short-term investments, other assets & liabilities, net	2.0
Total	100.0

Performance for the six months ended April 30, 2018

The Social Choice Low Carbon Equity Fund returned 3.39% for the Institutional Class, compared with the 3.79% return of its benchmark, the Russell 3000® Index. For the one-year period ended April 30, 2018, the Fund returned 12.87% versus 13.05% for the index. The table below shows returns for all share classes of the Fund. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

Avoiding some stocks limited the Fund’s relative performance

Because of its ESG criteria, the Fund did not invest in a number of stocks included in the Russell 3000 Index. Avoiding these companies produced mixed results during the six-month period, but the net effect was that the Fund returned less than its benchmark.

Among stocks the Fund excluded, Amazon.com, Boeing and Visa detracted the most from relative performance. Amazon.com’s dominant market position and services such as Amazon Prime and Amazon Web Services drove strong gains in the stock over the six months. Boeing benefited from revenue growth helped by deliveries of commercial airplanes. Visa’s share price gained as the company raised its dividend twice during the six-month period. In addition, Visa’s revenues were higher than expected, thanks in large part to growth in fees charged to merchants and electronic payments.

Excluding other stocks aided the Fund’s relative performance

Among stocks the Fund avoided, General Electric, Apple and Philip Morris helped relative performance the most. General Electric’s stock trended downward over the six months as the company cut its dividend and disclosed a $6.2 billion write-off on its insurance portfolio. Despite reporting record sales, Apple’s stock fell

Performance as of April 30, 2018

Social Choice Low Carbon Equity Fund		Total return		Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year	since inception		gross	net
Institutional Class	8/7/15	3.39%	12.87%	11.25%		0.62%	0.32%
Advisor Class	12/4/15	3.39	12.78	11.20	†	0.71	0.41
Premier Class	8/7/15	3.40	12.78	11.12		0.79	0.47
Retirement Class	8/7/15	3.28	12.68	10.98		0.87	0.57
Retail Class	8/7/15	3.25	12.55	10.89		0.97	0.67
Russell 3000 Index	—	3.79	13.05	11.24	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

30	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

sharply in January on reports that iPhone X production would be cut in half. Apple’s share price ended the six-month period lower than where it began in large part due to investors’ concerns regarding iPhone sales and management’s forecast for weaker sales. Philip Morris saw its share price fall due to a decline in cigarette shipments and weaker-than-expected sales for the company’s smokeless tobacco device.

Fund advanced but trailed its benchmark

To compensate for the exclusion of some stocks within the Russell 3000 Index, the Fund’s managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of the index and to manage risk.

Overweight investments in some stocks detracted from the Fund’s relative performance, especially Kraft Heinz, Charter Communications and Procter & Gamble. The share price of Kraft Heinz declined steadily over the six months on lower sales in the United States, the company’s largest market. Charter Communications reported better-than-expected financial results, but investors were wary of the steep drop in residential video subscribers. Procter & Gamble reported that sales growth had slowed and market share had declined for a number of product categories.

Partly offsetting these detractors, overweight positions in Netflix, Phillips 66 and Andeavor helped the Fund’s relative performance. The share price of Netflix soared to an all-time high on strong revenue and subscriber growth and an Academy Award for its documentary film Icarus. Phillips 66 benefited from rising crude oil prices and a brighter outlook for earnings, aided by the lower U.S. corporate tax rate and new projects. The stock of energy company Andeavor spiked toward the end of the period on news that Marathon Petroleum would acquire the company.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2018
More than $50 billion	49.0
More than $15 billion–$50 billion	32.8
More than $2 billion–$15 billion	15.4
$2 billion or less	2.8
Total	100.0

Fund profile

as of 4/30/2018
Net assets	$0.11 billion
Number of holdings	595
Portfolio turnover rate*	4%
Weighted median market capitalization	$49.61 billion
Price/earnings ratio (weighted 12-month trailing average)†	25.8

*	The portfolio turnover rate covers the six-month period from November 1, 2017–April 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	31

Emerging Markets Equity Fund

Expense example

Six months ended April 30, 2018

Emerging Markets Equity Fund	Beginning account value (11/1/17)	Ending account value (4/30/18)	Expenses paid during period* (11/1/17– 4/30/18)
Actual return
Institutional Class	$1,000.00	$1,026.20	$4.57
Advisor Class	1,000.00	1,026.30	4.97
Premier Class	1,000.00	1,025.27	5.32
Retirement Class	1,000.00	1,025.23	5.82
Retail Class	1,000.00	1,024.95	6.33
5% annual hypothetical return
Institutional Class	1,000.00	1,020.28	4.56
Advisor Class	1,000.00	1,019.89	4.96
Premier Class	1,000.00	1,019.54	5.31
Retirement Class	1,000.00	1,019.04	5.81
Retail Class	1,000.00	1,018.55	6.31

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.91% for the Institutional Class, 0.99% for the Advisor Class, 1.06% for the Premier Class, 1.16% for the Retirement Class and 1.26% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 4/30/2018
Consumer discretionary	31.0
Financials	23.1
Information technology	22.3
Consumer staples	10.5
Energy	4.5
Industrials	2.7
Real estate	2.1
Materials	2.1
Telecommunication services	1.1
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Performance for the six months ended April 30, 2018

The Emerging Markets Equity Fund returned 2.62% for the Institutional Class, compared with the 4.80% return of its benchmark, the MSCI Emerging Markets Index. For the one-year period ended April 30, 2018, the Fund returned 20.49% versus 21.71% for the index. The table below shows returns for all share classes of the Fund.

Foreign stocks gained as global economic growth continued

During the six-month period, emerging-markets stocks outperformed U.S. equities. Most economies around the world expanded, boosting international and emerging stock markets, particularly at the end of 2017. The 19-nation euro area grew at a 2.5% year-on-year rate in the first quarter of 2018, according to a preliminary estimate, while China’s economy expanded by a stronger 6.8%. Most emerging-markets economies performed well, helped by an increase in oil prices during the six months.

The response to global economic growth varied among the world’s central banks. The U.S. Federal Reserve raised the federal funds target rate twice during the period, pushing the key short-term interest-rate measure to 1.50%–1.75%. The European Central Bank left its three benchmark interest rates unchanged and expects them to remain at current levels for the foreseeable future.

For the six months, stocks in developed- and emerging-markets nations posted solid gains during the first three months of the period, but lost ground in the final three months. The MSCI EAFE Index, which measures stock performance in 21 developed-market nations outside North America, returned 3.41% for the period. The MSCI Emerging Markets Index advanced 4.80% over the six months.

Performance as of April 30, 2018

Emerging Markets Equity Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		since inception		gross	net
Institutional Class	8/31/10	2.62%	20.49%	3.93%		4.52%		0.92%	0.92%
Advisor Class	12/4/15	2.63	20.42	3.90	†	4.49	†	1.01	1.01
Premier Class	8/31/10	2.53	20.30	3.77		4.36		1.07	1.07
Retirement Class	8/31/10	2.52	20.14	3.66		4.25		1.17	1.17
Retail Class	8/31/10	2.50	20.09	3.53		4.11		1.30	1.30
MSCI Emerging Markets Index	—	4.80	21.71	4.74		4.84	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

32	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Most countries in the benchmark advanced

Eighteen of the 24 nations in the MSCI Emerging Markets Index had positive results for the six-month period. China—the benchmark’s largest component, representing more than 30.0% of its total market capitalization at period-end—advanced 5.4%. South Korea, the second-largest index component, gained 5.0% as tensions between North Korea and the U.S. moderated. The fifth-largest index component, Brazil, rose 9.3%, driven by its economy’s emergence from a multiyear recession.

On the downside, Taiwan, the third-largest weighting, declined 1.3% on weaker-than-expected revenues in the technology sector and fears of higher tariffs on imports to the U.S.

Fund trailed its benchmark for the six months

The Fund underperformed its benchmark partially due to several stock picks that weren’t included in the index. The most significant of these was Argentina-based Arcos Dorados Holdings, the largest operator of McDonald’s restaurants in Latin America and the Caribbean, which declined due to significant inflation and currency depreciation in some of its markets. A nonbenchmark position in Russia’s largest food retailer, X5 Retail Group, also detracted as reduced sales were attributed to unusually cold weather. The Fund’s sizable allocation in Korea’s Samsung Electronics also hurt as a result of the stock’s weak performance relative to the benchmark. In addition, the Fund had a small position in derivatives instruments, which detracted from its relative performance.

On the plus side, two out-of-benchmark consumer discretionary stocks made the top contributions to the Fund’s relative return. Italian luxury goods maker Prada was buoyed by improved sales, especially in its handbag business, while Hong Kong-based Melco Resorts & Entertainment, a casino and resort operator in Asia, benefited from improved demand amid the growing global economy. A third nonbenchmark holding, Brazil energy company Petrobras Distribuidora, performed well due to the rise in oil prices.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

Holdings by country

% of portfolio investments
as of 4/30/2018
China	21.0
Korea, Republic of	11.6
Brazil	10.7
India	10.3
South Africa	6.7
Taiwan	6.5
Hong Kong	5.8
Uruguay	4.4
Argentina	3.3
Italy	2.6
14 other nations	14.8
Short-term investments	2.3
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2018
More than $50 billion	27.0
More than $15 billion–$50 billion	23.2
More than $2 billion–$15 billion	38.5
$2 billion or less	11.3
Total	100.0

Fund profile

as of 4/30/2018
Net assets	$1.50 billion
Number of holdings	75
Portfolio turnover rate*	68%
Weighted median market capitalization	$15.29 billion
Price/earnings ratio (weighted 12-month trailing average)†	19.5

*	The portfolio turnover rate covers the six-month period from November 1, 2017–April 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	33

Enhanced International Equity Index Fund

Expense example

Six months ended April 30, 2018

Enhanced International Equity Index Fund	Beginning account value (11/1/17)	Ending account value (4/30/18)	Expenses paid during period* (11/1/17– 4/30/18)
Actual return
Institutional Class	$1,000.00	$1,019.09	$2.00
Advisor Class	1,000.00	1,018.20	2.55
5% annual hypothetical return
Institutional Class	1,000.00	1,022.81	2.01
Advisor Class	1,000.00	1,022.27	2.56

*	Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.40% for the Institutional Class and 0.51% for the Advisor Class. The expense charges of the Fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the Fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 4/30/2018
Financials	21.5
Industrials	14.2
Consumer discretionary	12.2
Consumer staples	10.5
Health care	9.8
Materials	7.9
Information technology	6.4
Energy	5.7
Telecommunication services	3.7
Real estate	3.5
Utilities	3.2
Short-term investments, other assets & liabilities, net	1.4
Total	100.0

Performance for the six months ended April 30, 2018

The Enhanced International Equity Index Fund returned 1.91% for the Institutional Class, compared with the 3.41% return of its benchmark, the MSCI EAFE Index. For the one-year period ended April 30, 2018, the Fund returned 14.37% versus 14.51% for the index. The table below shows returns for all share classes of the Fund.

Foreign stocks gained as global economic growth continued

During the six-month period, foreign developed-markets stocks advanced but modestly trailed the performance of U.S. equities. Most economies around the world expanded, boosting international and emerging stock markets, particularly at the end of 2017. The 19-nation euro area grew at a 2.5% year-on-year rate in the first quarter of 2018, according to a preliminary estimate, while China’s economy expanded by a stronger 6.8% during the same period. Most emerging-markets economies performed well, helped by an increase in oil prices during the six months.

The response to global economic growth varied among the world’s central banks. The U.S. Federal Reserve raised the federal funds target rate twice during the period, pushing the key short-term interest-rate measure to 1.50%–1.75%. The Bank of England increased its benchmark rate from 0.25% to 0.50% in November 2017, its first interest-rate hike in a decade. The European Central Bank left its three benchmark interest rates unchanged and expects them to remain at current levels for the foreseeable future.

For the six months, stocks in developed- and emerging-markets nations posted solid gains during the first half of the period, but they lost ground in the final three months. The MSCI EAFE Index, which measures stock performance in 21

Performance as of April 30, 2018

Enhanced International Equity Index Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	11/30/07	1.91%	14.37%	6.08%		2.55%		0.41%	0.41%
Advisor Class	12/4/15	1.82	14.27	6.05	†	2.54	†	0.50	0.50
MSCI EAFE Index	—	3.41	14.51	5.90		2.43		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.

34	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

developed-market nations outside North America, returned 3.41% for the period, slightly behind the 3.79% gain of the Russell 3000® Index, a broad measure of the U.S. stock market. The MSCI Emerging Markets Index advanced 4.80% over the six months.

For the ten years ended April 30, 2018, the average annual gain of the MSCI EAFE Index was 2.43%, compared with the 9.13% average annual return of the Russell 3000 Index.

Most countries in the benchmark advanced

Fourteen of the 21 countries in the MSCI EAFE Index produced gains in U.S.-dollar terms for the six months. The index’s three largest components were Japan, at 24.3%, the United Kingdom, at 17.7%, and France, at 11.2%. These three markets gained 5.3%, 5.9% and 5.1%, respectively, in U.S.-dollar terms, and made up over one-half of the benchmark’s market capitalization on April 30, 2018. In local-currency terms, the index gained 0.70%, but in U.S. dollars, the index rose 3.41%.

Fund advanced but lagged its benchmark

The Fund’s enhanced indexing strategy uses quantitative (mathematical) modeling techniques in an attempt to construct a portfolio that resembles the risk characteristics of the Fund’s benchmark index while seeking to outperform that index. In terms of portfolio holdings, the Fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

During the period, stocks selected using the enhanced indexing methodology produced mixed returns, but the net effect was that the Fund underperformed its benchmark. The two largest detractors were overweight positions in Vestas Wind Systems, a Copenhagen-based wind turbine manufacturer hurt by rising competition, and French drug giant Sanofi, which saw revenue declines. An underweight position in Sony, which performed well, also detracted.

Partly offsetting these detractors were overweight allocations to UPM-Kymmene, a forest industry firm based in Finland that saw rising customer demand; Singapore-based banking firm DBS Group, which reported record profits; and Swedish Match, a tobacco products company that also had strong earnings. All three positions helped the Fund’s relative performance.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

Holdings by country

% of portfolio investments
as of 4/30/2018
Japan	22.7
United Kingdom	15.8
France	10.0
Germany	8.7
Switzerland	7.1
Australia	5.7
Netherlands	4.8
Hong Kong	3.5
Spain	2.8
Sweden	2.7
14 other nations	11.0
Short-term investments	5.2
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2018
More than $50 billion	37.0
More than $15 billion–$50 billion	37.5
More than $2 billion–$15 billion	25.5
Total	100.0

Fund profile

as of 4/30/2018
Net assets	$1.93 billion
Number of holdings	238
Portfolio turnover rate*	52%
Weighted median market capitalization	$29.67 billion
Price/earnings ratio (weighted 12-month trailing average)†	13.4

*	The portfolio turnover rate covers the six-month period from November 1, 2017–April 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	35

International Equity Fund

Expense example

Six months ended April 30, 2018

International Equity Fund	Beginning account value (11/1/17)	Ending account value (4/30/18)	Expenses paid during period* (11/1/17– 4/30/18)
Actual return
Institutional Class	$1,000.00	$1,030.54	$2.42
Advisor Class	1,000.00	1,029.20	3.12
Premier Class	1,000.00	1,029.10	3.17
Retirement Class	1,000.00	1,028.56	3.67
Retail Class	1,000.00	1,028.02	4.02
5% annual hypothetical return
Institutional Class	1,000.00	1,022.41	2.41
Advisor Class	1,000.00	1,021.72	3.11
Premier Class	1,000.00	1,021.67	3.16
Retirement Class	1,000.00	1,021.17	3.66
Retail Class	1,000.00	1,020.83	4.01

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.48% for the Institutional Class, 0.62% for the Advisor Class, 0.63% for the Premier Class, 0.73% for the Retirement Class and 0.80% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 4/30/2018
Consumer discretionary	32.7
Financials	24.0
Industrials	17.0
Materials	11.9
Information technology	5.6
Consumer staples	4.5
Energy	1.3
Real estate	0.9
Health care	0.9
Short-term investments, other assets & liabilities, net	1.2
Total	100.0

Performance for the six months ended April 30, 2018

The International Equity Fund returned 3.05% for the Institutional Class, compared with the 3.41% return of its benchmark, the MSCI EAFE Index. For the one-year period ended April 30, 2018, the Fund returned 15.63% versus 14.51% for the index. The table below shows returns for all share classes of the Fund.

Foreign stocks gained as global economic growth continued

During the six-month period, foreign developed-markets stocks advanced but modestly trailed the performance of U.S. equities. Most economies around the world expanded, boosting international and emerging stock markets, particularly at the end of 2017. The 19-nation euro area grew at a 2.5% year-on-year rate in the first quarter of 2018, according to a preliminary estimate, while China’s economy expanded by a stronger 6.8% during the same period. Most emerging-markets economies performed well, helped by an increase in oil prices during the six months.

The response to global economic growth varied among the world’s central banks. The U.S. Federal Reserve raised the federal funds target rate twice during the period, pushing the key short-term interest-rate measure to 1.50%–1.75%. The Bank of England increased its benchmark rate from 0.25% to 0.50% in November 2017, its first interest-rate hike in a decade. The European Central Bank left its three benchmark interest rates unchanged and expects them to remain at current levels for the foreseeable future.

For the six months, stocks in developed- and emerging-markets nations posted solid gains during the first half of the period, but they lost ground in the final three months. The MSCI EAFE Index, which measures stock performance in 21

Performance as of April 30, 2018

International Equity Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	7/1/99	3.05%	15.63%	7.31%		3.02%		0.49%	0.49%
Advisor Class	12/4/15	2.92	15.48	7.27	†	3.00	†	0.67	0.64
Premier Class	9/30/09	2.91	15.40	7.14		2.88	†	0.64	0.64
Retirement Class	10/1/02	2.86	15.23	7.02		2.75		0.74	0.74
Retail Class	3/31/06	2.80	15.33	6.97		2.71		0.79	0.79
MSCI EAFE Index	—	3.41	14.51	5.90		2.43		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

36	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

developed-market nations outside North America, returned 3.41% for the period, slightly behind the 3.79% gain of the Russell 3000® Index, a broad measure of the U.S. stock market. The MSCI Emerging Markets Index advanced 4.80% over the six months.

For the ten years ended April 30, 2018, the average annual gain of the MSCI EAFE Index was 2.43%, compared with the 9.13% average annual return of the Russell 3000 Index.

Most countries in the benchmark advanced

Fourteen of the 21 countries in the MSCI EAFE Index produced gains in U.S.-dollar terms for the six months. The index’s three largest components were Japan, at 24.3%, the United Kingdom, at 17.7%, and France, at 11.2%. These three markets gained 5.3%, 5.9% and 5.1%, respectively, in U.S.-dollar terms, and made up over one-half of the benchmark’s market capitalization on April 30, 2018. In local-currency terms, the index gained 0.70%, but in U.S. dollars, the index rose 3.41%.

The Fund trailed its benchmark

For the six-month period, the Fund modestly underperformed its benchmark. The main detractors from relative performance were overweight investments in Swedish washing machine manufacturer Electrolux, British materials supplier Travis Perkins and German specialty chemicals producer Lanxess. Electrolux’s share price fell on news of higher U.S. tariffs on the company’s washing machines manufactured in Mexico, while Travis Perkins and Lanxess both underperformed on reports of profit declines.

Some of the Fund’s holdings aided relative performance. The top contributors for the six months were overweight positions in TUI, Kering and Accor. German travel provider TUI’s profits jumped on strong results in Europe. French luxury goods company Kering’s share price reached a record high due to strong sales of its Gucci brand clothing and handbags. France-based Accor, a global hotel operator, reported record annual profits and strong growth in all key regions except Brazil.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

Holdings by country

% of portfolio investments
as of 4/30/2018
France	18.5
Germany	18.2
Japan	17.0
United Kingdom	13.3
India	8.4
Italy	8.3
Switzerland	5.6
Argentina	1.4
Hong Kong	1.2
6 other nations	4.2
Short-term investments	3.9
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2018
More than $50 billion	33.2
More than $15 billion–$50 billion	43.4
More than $2 billion–$15 billion	22.3
$2 billion or less	1.1
Total	100.0

Fund profile

as of 4/30/2018
Net assets	$5.08 billion
Number of holdings	61
Portfolio turnover rate*	46%
Weighted median market capitalization	$41.28 billion
Price/earnings ratio (weighted 12-month trailing average)†	17.9

*	The portfolio turnover rate covers the six-month period from November 1, 2017–April 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	37

International Opportunities Fund

Expense example

Six months ended April 30, 2018

International Opportunities Fund	Beginning account value (11/1/17)	Ending account value (4/30/18)	Expenses paid during period* (11/1/17– 4/30/18)
Actual return
Institutional Class	$1,000.00	$1,041.67	$3.19
Advisor Class	1,000.00	1,042.28	3.54
Premier Class	1,000.00	1,041.20	3.95
Retirement Class	1,000.00	1,040.72	4.45
Retail Class	1,000.00	1,040.64	5.21
5% annual hypothetical return
Institutional Class	1,000.00	1,021.67	3.16
Advisor Class	1,000.00	1,021.32	3.51
Premier Class	1,000.00	1,020.93	3.91
Retirement Class	1,000.00	1,020.43	4.41
Retail Class	1,000.00	1,019.69	5.16

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.63% for the Institutional Class, 0.70% for the Advisor Class, 0.78% for the Premier Class, 0.88% for the Retirement Class and 1.03% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2018
Information technology	21.8
Consumer discretionary	17.8
Financials	14.7
Industrials	13.2
Materials	6.9
Health care	6.6
Consumer staples	6.4
Energy	5.7
Real estate	1.0
Short-term investments, other assets & liabilities, net	5.9
Total	100.0

Performance for the six months ended April 30, 2018

The International Opportunities Fund returned 4.17% for the Institutional Class, compared with the 3.47% return of its benchmark, the MSCI All Country World ex USA Index. For the one-year period ended April 30, 2018, the Fund returned 19.86% versus 15.91% for the index. The table below shows returns for all share classes of the Fund. During the six months, the Fund participated in a securities lending program, which was beneficial for the Fund’s performance.

Foreign stocks gained as global economic growth continued

During the six-month period, foreign developed-markets stocks advanced but modestly trailed the performance of U.S. equities. Most economies around the world expanded, boosting international and emerging stock markets, particularly at the end of 2017. The 19-nation euro area grew at a 2.5% year-on-year rate in the first quarter of 2018, according to a preliminary estimate, while China’s economy expanded by a stronger 6.8% during the same period. Most emerging-markets economies performed well, helped by an increase in oil prices during the six months.

The response to global economic growth varied among the world’s central banks. The U.S. Federal Reserve raised the federal funds target rate twice during the period, pushing the key short-term interest-rate measure to 1.50%–1.75%. The Bank of England increased its benchmark rate from 0.25% to 0.50% in November 2017, its first interest-rate hike in a decade. The European Central Bank left its three benchmark interest rates unchanged and expects them to remain at current levels for the foreseeable future.

Performance as of April 30, 2018

International Opportunities Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		since inception		gross	net
Institutional Class	4/12/13	4.17%	19.86%	6.81%		7.12%		0.63%	0.63%
Advisor Class	12/4/15	4.23	19.95	6.80	†	7.11	†	0.72	0.72
Premier Class	4/12/13	4.12	19.69	6.64		6.95		0.80	0.80
Retirement Class	4/12/13	4.07	19.60	6.56		6.85		0.88	0.88
Retail Class	4/12/13	4.06	19.39	6.41		6.70		1.08	1.08
MSCI All Country World ex USA Index	—	3.47	15.91	5.46		5.90	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

38	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

For the six months, stocks in developed- and emerging-markets nations posted solid gains during the first half of the period, but they lost ground in the final three months. The MSCI EAFE Index, which measures stock performance in 21 developed-market nations outside North America, returned 3.41% for the period. The MSCI Emerging Markets Index advanced 4.80% over the six months.

Developed and emerging markets contributed to the benchmark’s return

More than two-thirds of the benchmark’s 46 countries had positive returns in U.S.-dollar terms for the six months. The largest developed-markets components, in order of weight, were Japan (up 5.3%), the United Kingdom (up 5.9%) and France (up 5.1%). The largest emerging markets were China (up 5.4%), Korea (up 5.0%) and Taiwan (down 1.3%). The aforementioned returns are in U.S. dollars. These six markets made up over one-half of the benchmark’s market capitalization on April 30, 2018. The index’s local-currency return was 1.30%, lower than its 3.47% U.S.-dollar return.

Fund advanced, surpassed its benchmark

The strength of numerous stock allocations helped the Fund’s performance relative to its benchmark. Out-of-benchmark holdings in Moncler, Aker BP and Smurfit Kappa were especially beneficial. Moncler’s stock gained as the Italian luxury outerwear maker reported strong sales, while Norwegian oil producer Aker BP saw greater profits driven by rising crude oil prices. Ireland-based paper-packaging producer Smurfit Kappa’s stock soared on news of an acquisition bid by U.S. rival International Paper.

These positive effects were partially offset by an out-of-benchmark position in Taiwan Paiho, a manufacturer of shoelaces, elastic bands and fasteners that experienced declining profits. An overweight position in Japanese construction firm Shimizu and a nonbenchmark holding in Finland-based stainless steel maker Outokumpu also detracted.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

Holdings by country

% of portfolio investments as of 4/30/2018
United Kingdom	13.0
Japan	13.0
Canada	7.3
China	5.4
Germany	4.4
Norway	4.3
Brazil	4.2
Ireland	3.2
France	3.1
Sweden	3.0
15 other nations	23.2
Short-term investments	15.9
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2018
More than $50 billion	17.5
More than $15 billion–$50 billion	27.5
More than $2 billion–$15 billion	46.1
$2 billion or less	8.9
Total	100.0

Fund profile

as of 4/30/2018
Net assets	$1.55 billion
Number of holdings	96
Portfolio turnover rate*	13%
Weighted median market capitalization	$12.60 billion
Price/earnings ratio (weighted 12-month trailing average)†	21.9

*	The portfolio turnover rate covers the six-month period from November 1, 2017–April 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	39

International Small-Cap Equity Fund

Expense example

Six months ended April 30, 2018

International Small-Cap Equity Fund	Beginning account value (11/1/17)	Ending account value (4/30/18)	Expenses paid during period* (11/1/17– 4/30/18)
Actual return
Institutional Class	$1,000.00	$1,021.31	$3.36
Advisor Class	1,000.00	1,021.70	3.41
Premier Class	1,000.00	1,020.51	4.16
Retirement Class	1,000.00	1,020.59	4.61
Retail Class	1,000.00	1,018.81	5.36
5% annual hypothetical return
Institutional Class	1,000.00	1,021.47	3.36
Advisor Class	1,000.00	1,021.42	3.41
Premier Class	1,000.00	1,020.68	4.16
Retirement Class	1,000.00	1,020.23	4.61
Retail Class	1,000.00	1,019.49	5.36

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.67% for the Institutional Class, 0.68% for the Advisor Class, 0.83% for the Premier Class, 0.92% for the Retirement Class and 1.07% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2018
Industrials	18.9
Consumer discretionary	14.7
Materials	11.6
Financials	9.9
Real estate	9.8
Information technology	9.8
Health care	7.1
Consumer staples	6.1
Energy	4.6
Utilities	3.8
Telecommunication services	0.8
Short-term investments, other assets & liabilities, net	2.9
Total	100.0

Performance for the six months ended April 30, 2018

The International Small-Cap Equity Fund returned 2.13% for the Institutional Class, compared with the 5.44% return of its benchmark, the MSCI All Country World (ACWI) ex USA Small Cap Index. For the one-year period ended April 30, 2018, the Fund returned 17.74% versus 18.44% for the index. The table below shows returns for all share classes of the Fund.

Foreign stocks gained as global economic growth continued

During the six-month period, foreign developed-markets stocks advanced but modestly trailed the performance of U.S. equities. Most economies around the world expanded, boosting international and emerging stock markets, particularly at the end of 2017. The 19-nation euro area grew at a 2.5% year-on-year rate in the first quarter of 2018, according to a preliminary estimate, while China’s economy expanded by a stronger 6.8% during the same period. Most emerging-markets economies performed well, helped by an increase in oil prices during the six months.

The response to global economic growth varied among the world’s central banks. The U.S. Federal Reserve raised the federal funds target rate twice during the period, pushing the key short-term interest-rate measure to 1.50%–1.75%. The Bank of England increased its benchmark rate from 0.25% to 0.50% in November 2017, its first interest-rate hike in a decade. The European Central Bank left its three benchmark interest rates unchanged and expects them to remain at current levels for the foreseeable future.

For the six months, stocks in developed- and emerging-markets nations posted solid gains during the first half of the period, but they lost ground in the final three months. The MSCI EAFE Index, which measures stock performance in 21 developed-market nations outside North America, returned 3.41% for the period. The MSCI Emerging Markets Index advanced 4.80% over the six months.

Performance as of April 30, 2018

International Small-Cap Equity Fund		Total return		Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year	since inception		gross	net
Institutional Class	12/9/16	2.13%	17.74%	22.05%		0.74%	0.74%
Advisor Class	12/9/16	2.17	17.60	21.94		0.83	0.83
Premier Class	12/9/16	2.05	17.46	21.84		1.04	0.91
Retirement Class	12/9/16	2.06	17.38	21.77		1.04	1.01
Retail Class	12/9/16	1.88	17.19	21.54		1.43	1.15
MSCI All Country World ex USA Small Cap Index	—	5.44	18.44	23.12	†	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	Performance is calculated from the inception date of the Institutional Class.

40	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Most countries in the benchmark advanced

Thirty-six of the 46 countries in the MSCI ACWI ex USA Small Cap Index had positive returns in U.S.-dollar terms for the six months. Returns for the largest markets, in order of weight, were Japan (up 7.5%), the United Kingdom (up 6.9%), Canada (down 0.4%) and Australia (up 5.5%). The aforementioned returns are in U.S. dollars. These four markets made up nearly half of the benchmark’s market capitalization on April 30, 2018. For the six-month period, the index’s local-currency return was 3.21%, lower than its 5.44% U.S.-dollar return.

Fund advanced but trailed its benchmark

Certain stock selections contributed to the Fund’s underperformance of its benchmark for the six months. Chief among these were overweight positions in Indo Tambangraya Megah, HannStar Display and Air France-KLM. Indonesia-based Indo Tambangraya Megah, a coal mining company, declined as a result of production cuts due to low coal prices. Taiwan-based HannStar Display, a maker of flat panel displays for computers, smartphones and televisions, saw sales of small- and medium-sized monitors decline significantly. Air France-KLM was plagued by worker strikes, which led to flight cancellations.

On the positive side, the Fund benefited from overweight investments in Plus500, Beach Energy and Siamgas & Petrochemicals (SGP). Israel-based Plus500, which operates a global online trading platform, gained as a result of adding new customers and increasing revenue per user. Australia-based Beach Energy benefited from rising oil prices and strong revenues aided by an acquisition. Finally, Thailand’s Siamgas rose on the liquefied petroleum gas company’s optimistic business outlook and planned expansion into China and Indochina.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

Holdings by country

% of portfolio investments as of 4/30/2018
Japan	22.9
United Kingdom	11.1
Canada	5.3
China	4.7
Korea, Republic of	4.3
Taiwan	4.2
Australia	4.0
Switzerland	3.7
Sweden	3.6
Germany	3.4
33 other nations	29.2
Short-term investments	3.6
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2018
More than $2 billion–$15 billion	48.1
$2 billion or less	51.9
Total	100.0

Fund profile

as of 4/30/2018
Net assets	$0.99 billion
Number of holdings	437
Portfolio turnover rate*	42%
Weighted median market capitalization	$2.00 billion
Price/earnings ratio (weighted 12-month trailing average)†	8.2

*	The portfolio turnover rate covers the six-month period from November 1, 2017–April 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	41

Social Choice International Equity Fund

Expense example

Six months ended April 30, 2018

Social Choice International Equity Fund	Beginning account value (11/1/17)	Ending account value (4/30/18)	Expenses paid during period* (11/1/17– 4/30/18)
Actual return
Institutional Class	$1,000.00	$1,025.90	$2.01
Advisor Class	1,000.00	1,027.21	2.26
Premier Class	1,000.00	1,025.50	2.76
Retirement Class	1,000.00	1,025.92	3.27
Retail Class	1,000.00	1,025.23	3.72
5% annual hypothetical return
Institutional Class	1,000.00	1,022.81	2.01
Advisor Class	1,000.00	1,022.56	2.26
Premier Class	1,000.00	1,022.07	2.76
Retirement Class	1,000.00	1,021.57	3.26
Retail Class	1,000.00	1,021.12	3.71

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.40% for the Institutional Class, 0.45% for the Advisor Class, 0.55% for the Premier Class, 0.65% for the Retirement Class and 0.74% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2018
Financials	21.9
Industrials	13.9
Consumer discretionary	13.1
Health care	9.2
Materials	8.7
Consumer staples	8.7
Information technology	6.1
Energy	4.6
Utilities	4.2
Telecommunication services	4.1
Real estate	3.6
Short-term investments, other assets & liabilities, net	1.9
Total	100.0

Performance for the six months ended April 30, 2018

The Social Choice International Equity Fund returned 2.59% for the Institutional Class, compared with the 3.41% return of its benchmark, the MSCI EAFE Index. For the one-year period ended April 30, 2018, the Fund returned 13.08% versus 14.51% for the index. The table below shows returns for all share classes of the Fund. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

Avoiding some stocks hindered the Fund’s relative performance

Because of its ESG criteria, the Fund did not invest in a number of stocks included in the MSCI EAFE Index. Avoiding these companies produced mixed results during the six-month period, but the net effect was that the Fund returned less than its benchmark.

Excluding some stocks hindered the Fund’s relative performance. In particular, avoiding Royal Dutch Shell, AIA Group and LVMH detracted. Royal Dutch Shell’s share price soared on rising oil and gas prices and management’s cost-cutting and business-restructuring efforts. AIA Group, operating in Asia for nearly a century, saw its share price rise as the life insurer reported a strong increase in new business. Luxury goods company LVMH, which owns approximately 70 brands, including Louis Vuitton, Donna Karan and Christian Dior, posted better-than-expected sales growth helped by robust demand from Chinese consumers.

By contrast, avoiding other stocks benefited the Fund’s relative performance, especially Nestlé, British American Tobacco and Sanofi. Swiss food giant Nestlé reported results for 2017 that disappointed investors, and, toward the end of the period, some European grocery retailers boycotted Nestlé products in a dispute over prices. British American Tobacco’s share price declined as investors appeared to attribute the company’s better-than-expected fiscal year results mainly to its

Performance as of April 30, 2018

Social Choice International Equity Fund		Total return		Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year	since inception		gross	net
Institutional Class	8/7/15	2.59%	13.08%	6.49%		1.20%	0.40%
Advisor Class	12/4/15	2.72	13.12	6.49	†	1.29	0.49
Premier Class	8/7/15	2.55	12.95	6.33		1.36	0.55
Retirement Class	8/7/15	2.59	12.90	6.25		1.45	0.65
Retail Class	8/7/15	2.52	12.83	6.13		1.56	0.76
MSCI EAFE Index	—	3.41	14.51	6.17	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

42	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

acquisition of U.S. tobacco firm R.J. Reynolds and the weak sterling. French drug giant Sanofi cited negative currency movements as the primary reason for declining profits and revenues.

Fund advanced but trailed its benchmark

To compensate for the exclusion of some stocks within the MSCI EAFE Index, the Fund’s managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its index and to manage risk.

Three overweight investments in Japan were significant detractors from the Fund’s relative performance—Takeda Pharmaceutical, Murata Manufacturing and Fujitsu. News that Takeda Pharmaceutical was considering acquiring Shire, a maker of treatments for ADHD, was not well received by investors. Smartphone components manufacturer Murata Manufacturing’s stock price dropped on a report that Apple would cut iPhone X production targets in half, a report Murata executives said was overstated. Technology firm Fujitsu struggled due to slumping profits in its network products segment and poor cellular base station sales.

Partly offsetting these negative effects, the Fund benefited from overweight holdings in Sky, Neste and DBS Group. United Kingdom broadcaster Sky’s share price soared as U.S. cable giant Comcast made a bid for the company. Finland-based oil and gas refiner Neste’s stock gained on strong global demand for oil products and rising crude prices. Singapore’s largest lender, DBS Group, reported record profits on strong loan growth supported by the country’s strengthening economy.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

Holdings by country

% of portfolio investments as of 4/30/2018
Japan	22.8
United Kingdom	15.8
France	10.1
Germany	8.6
Switzerland	7.3
Australia	6.2
Hong Kong	3.2
Spain	3.1
Netherlands	3.1
14 other nations	14.1
Short-term investments	5.7
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2018
More than $50 billion	29.6
More than $15 billion–$50 billion	46.3
More than $2 billion–$15 billion	24.0
$2 billion or less	0.1
Total	100.0

Fund profile

as of 4/30/2018
Net assets	$0.06 billion
Number of holdings	395
Portfolio turnover rate*	2%
Weighted median market capitalization	$29.90 billion
Price/earnings ratio (weighted 12-month trailing average)†	16.1

*	The portfolio turnover rate covers the six-month period from November 1, 2017–April 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	43

Summary portfolio of investments (unaudited)

Enhanced Large-Cap Growth Index Fund  ■  April 30, 2018

Shares	Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS		$35,333,260	1.3%
BANKS		5,278,971	0.2
CAPITAL GOODS
124,681	3M Co	24,236,739	0.9
145,341	Boeing Co	48,479,944	1.8
171,945	Caterpillar, Inc	24,821,980	0.9
68,759	General Dynamics Corp	13,841,874	0.5
160,400	Honeywell International, Inc	23,206,672	0.9
109,295	Illinois Tool Works, Inc	15,522,076	0.6
77,982	Lockheed Martin Corp	25,019,745	0.9
62,217	Northrop Grumman Corp	20,036,363	0.7
48,362	W.W. Grainger, Inc	13,606,649	0.5
	Other	71,593,294	2.7
		280,365,336	10.4
COMMERCIAL & PROFESSIONAL SERVICES
179,970	Waste Management, Inc	14,629,761	0.5
	Other	27,117,741	1.0
		41,747,502	1.5
CONSUMER DURABLES & APPAREL		59,332,495	2.2
CONSUMER SERVICES
198,599	Las Vegas Sands Corp	14,563,265	0.6
149,004	McDonald’s Corp	24,949,230	0.9
	Other	38,100,530	1.4
		77,613,025	2.9
DIVERSIFIED FINANCIALS
187,011	IntercontinentalExchange Group, Inc	13,550,817	0.5
524,500	iShares Russell 1000 Growth Index Fund	71,568,025	2.6
	Other	53,668,906	2.0
		138,787,748	5.1
ENERGY		9,587,933	0.4
FOOD & STAPLES RETAILING
270,426	Sysco Corp	16,912,442	0.6
	Other	10,949,570	0.4
		27,862,012	1.0
FOOD, BEVERAGE & TOBACCO
272,774	Altria Group, Inc	15,305,349	0.6
403,130	Coca-Cola Co	17,419,247	0.6
203,666	PepsiCo, Inc	20,558,046	0.8
	Other	27,195,530	1.0
		80,478,172	3.0
HEALTH CARE EQUIPMENT & SERVICES
62,182	Humana, Inc	18,292,701	0.7
237,339	UnitedHealth Group, Inc	56,106,939	2.0
	Other	75,275,288	2.8
		149,674,928	5.5
HOUSEHOLD & PERSONAL PRODUCTS		25,433,171	0.9
Shares		Company	Value	% of net assets
INSURANCE
292,656		Progressive Corp	$17,644,230	0.7%
		Other	17,129,846	0.6
			34,774,076	1.3
MATERIALS			86,264,861	3.2
MEDIA
689,498		Comcast Corp (Class A)	21,643,342	0.8
181,323		Walt Disney Co	18,192,137	0.7
		Other	23,281,829	0.8
			63,117,308	2.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
340,121		AbbVie, Inc	32,838,683	1.2
264,377		Eli Lilly & Co	21,433,043	0.8
222,818		Gilead Sciences, Inc	16,094,144	0.6
212,077		Zoetis, Inc	17,704,188	0.6
		Other	72,117,291	2.7
			160,187,349	5.9
REAL ESTATE
101,322		Simon Property Group, Inc	15,840,681	0.6
		Other	24,544,550	0.9
			40,385,231	1.5
RETAILING
80,119	*	Amazon.com, Inc	125,476,769	4.6
12,349	*	Booking Holdings, Inc	26,896,122	1.0
265,317		Home Depot, Inc	49,030,582	1.8
189,999		Lowe’s Companies, Inc	15,661,618	0.6
65,877	*	NetFlix, Inc	20,583,927	0.7
		Other	40,773,780	1.5
			278,422,798	10.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
296,626		Applied Materials, Inc	14,733,413	0.5
72,710		Broadcom, Inc	16,681,128	0.6
92,922		NVIDIA Corp	20,898,158	0.8
303,134		Texas Instruments, Inc	30,746,882	1.1
		Other	64,040,347	2.4
			147,099,928	5.4
SOFTWARE & SERVICES
165,810		Accenture plc	25,070,472	0.9
78,174	*	Adobe Systems, Inc	17,323,358	0.6
58,935	*	Alphabet, Inc (Class A)	60,030,012	2.2
59,873	*	Alphabet, Inc (Class C)	60,910,599	2.3
455,768	*	Facebook, Inc	78,392,096	2.9
175,981		International Business Machines Corp	25,510,206	1.0
242,451		MasterCard, Inc (Class A)	43,221,740	1.6
1,639,769		Microsoft Corp	153,351,197	5.7
100,542	*	Red Hat, Inc	16,394,378	0.6
113,227	*	salesforce.com, Inc	13,699,335	0.5
414,710		Visa, Inc (Class A)	52,618,405	1.9
		Other	136,655,304	5.0
			683,177,102	25.2

44	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Enhanced Large-Cap Growth Index Fund  ■  April 30, 2018

Shares	Company	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT
1,057,774	Apple, Inc	$174,807,731	6.4%
	Other	63,073,516	2.3
		237,881,247	8.7
TELECOMMUNICATION SERVICES		21,119,115	0.8
TRANSPORTATION		27,387,063	1.0
	TOTAL COMMON STOCKS (Cost $1,890,174,386)	2,711,310,631	99.9

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		9,250,000	0.3
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
23,731,316	c	State Street Navigator Securities Lending Government Money Market Portfolio	$23,731,316	0.9%
			23,731,316	0.9
	TOTAL SHORT-TERM INVESTMENTS (Cost $32,981,316)		32,981,316	1.2

	TOTAL PORTFOLIO (Cost $1,923,155,702)		2,744,291,947	101.1
	OTHER ASSETS & LIABILITIES, NET		(30,552,938)	(1.1)
	NET ASSETS		$2,713,739,009	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/18, the aggregate value of securities on loan was $23,096,783.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	45

Summary portfolio of investments (unaudited)

Enhanced Large-Cap Value Index Fund  ■  April 30, 2018

Shares	Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
411,564	General Motors Co	$15,120,861	0.6%
	Other	20,821,993	0.8
		35,942,854	1.4
BANKS
2,195,620	Bank of America Corp	65,692,950	2.6
661,080	Citigroup, Inc	45,131,932	1.8
317,549	Citizens Financial Group, Inc	13,175,108	0.5
423,902	Fifth Third Bancorp	14,060,829	0.6
759,747	JPMorgan Chase & Co	82,645,279	3.3
243,153	SunTrust Banks, Inc	16,242,620	0.6
227,581	US Bancorp	11,481,462	0.5
794,313	Wells Fargo & Co	41,272,504	1.6
	Other	38,663,421	1.5
		328,366,105	13.0
CAPITAL GOODS
810,375	General Electric Co	11,401,976	0.4
	Other	107,402,564	4.3
		118,804,540	4.7
COMMERCIAL & PROFESSIONAL SERVICES		14,194,849	0.6
CONSUMER DURABLES & APPAREL		8,949,477	0.4
CONSUMER SERVICES
202,128	Carnival Corp	12,746,192	0.5
	Other	24,369,104	1.0
		37,115,296	1.5
DIVERSIFIED FINANCIALS
170,031	Discover Financial Services	12,114,709	0.5
643,000	iShares Russell 1000 Value Index Fund	77,378,620	3.1
258,031	Morgan Stanley	13,319,560	0.5
	Other	114,913,587	4.6
		217,726,476	8.7
ENERGY
378,786	Chevron Corp	47,389,916	1.9
253,701	ConocoPhillips	16,617,416	0.7
102,448	EOG Resources, Inc	12,106,280	0.5
851,136	Exxon Mobil Corp	66,175,824	2.7
163,995	Marathon Petroleum Corp	12,284,865	0.5
169,108	Occidental Petroleum Corp	13,065,284	0.5
223,703	Schlumberger Ltd	15,337,078	0.6
139,175	Valero Energy Corp	15,438,683	0.6
	Other	72,923,242	2.9
		271,338,588	10.9
FOOD & STAPLES RETAILING
305,955	CVS Health Corp	21,364,838	0.9
289,609	Walmart, Inc	25,618,812	1.0
	Other	19,958,187	0.8
		66,941,837	2.7
				% of net
Shares		Company	Value	assets
FOOD, BEVERAGE & TOBACCO
205,330		Philip Morris International, Inc	$16,837,060	0.7%
		Other	61,052,588	2.4
			77,889,648	3.1
HEALTH CARE EQUIPMENT & SERVICES
85,184		Anthem, Inc	20,102,572	0.8
150,686	*	Express Scripts Holding Co	11,406,930	0.5
142,249		Medtronic plc	11,398,413	0.4
		Other	94,395,654	3.8
			137,303,569	5.5
HOUSEHOLD & PERSONAL PRODUCTS
410,142		Procter & Gamble Co	29,669,672	1.2
		Other	12,498,912	0.5
			42,168,584	1.7
INSURANCE
277,296		Aflac, Inc	12,636,379	0.5
359,377	*	Berkshire Hathaway, Inc (Class B)	69,622,106	2.8
284,671		Metlife, Inc	13,570,267	0.5
106,113		Prudential Financial, Inc	11,281,934	0.5
		Other	103,390,285	4.1
			210,500,971	8.4
MATERIALS
126,882		LyondellBasell Industries AF S.C.A	13,415,234	0.5
		Other	73,519,409	3.0
			86,934,643	3.5
MEDIA
149,113		Walt Disney Co	14,960,507	0.6
		Other	37,818,377	1.5
			52,778,884	2.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
125,193		Amgen, Inc	21,843,675	0.9
425,792		Johnson & Johnson	53,858,430	2.2
1,228,516		Pfizer, Inc	44,975,971	1.8
398,488		Schering-Plough Corp	23,458,988	0.9
		Other	28,789,795	1.1
			172,926,859	6.9
REAL ESTATE			89,935,105	3.6
RETAILING
203,136		Target Corp	14,747,674	0.6
		Other	57,036,722	2.3
			71,784,396	2.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
983,700		Intel Corp	50,778,594	2.0
		Other	26,150,812	1.1
			76,929,406	3.1
SOFTWARE & SERVICES
343,500	*	eBay, Inc	13,011,780	0.5
456,241		Oracle Corp	20,836,527	0.9
		Other	18,252,026	0.7
			52,100,333	2.1

46	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Enhanced Large-Cap Value Index Fund  ■  April 30, 2018

Shares	Company	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT
1,160,099	Cisco Systems, Inc	$51,380,785	2.1%
	Other	43,662,489	1.7
		95,043,274	3.8
TELECOMMUNICATION SERVICES
1,070,988	AT&T, Inc	35,021,308	1.4
311,920	Verizon Communications, Inc	15,393,252	0.7
	Other	754,882	0.0
		51,169,442	2.1
TRANSPORTATION
234,249	Delta Air Lines, Inc	12,232,483	0.5
	Other	34,295,502	1.4
		46,527,985	1.9
UTILITIES
106,701	NextEra Energy, Inc	17,489,361	0.7
	Other	108,854,184	4.4
		126,343,545	5.1
	TOTAL COMMON STOCKS (Cost $2,086,293,814)	2,489,716,666	99.7

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$11,450,000	Federal Home Loan Bank (FHLB) 1.580%, 05/01/18	11,450,000	0.5
		11,450,000	0.5
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
14,196,718	c	State Street Navigator Securities Lending Government Money Market Portfolio	$14,196,718	0.6%
			14,196,718	0.6
	TOTAL SHORT-TERM INVESTMENTS (Cost $25,646,718)		25,646,718	1.1
	TOTAL PORTFOLIO (Cost $2,111,940,532)		2,515,363,384	100.8
	OTHER ASSETS & LIABILITIES, NET		(19,398,082)	(0.8)
	NET ASSETS		$2,495,965,302	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/18, the aggregate value of securities on loan was $13,694,072.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	47

Summary portfolio of investments (unaudited)

Growth & Income Fund  ■  April 30, 2018

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$35,834,232	0.5%
BANKS
4,394,512		Bank of America Corp	131,483,799	1.9
1,219,715		Citigroup, Inc	83,269,943	1.2
463,017		Comerica, Inc	43,792,148	0.7
1,388,198	n	JPMorgan Chase & Co	151,008,178	2.2
327,311	n	PNC Financial Services Group, Inc	47,659,755	0.7
		Other	100,412,721	1.5
			557,626,544	8.2
CAPITAL GOODS
185,007	n	Boeing Co	61,710,935	0.9
433,855		Caterpillar, Inc	62,631,308	0.9
549,015	n	Honeywell International, Inc	79,431,490	1.2
153,798	n	Northrop Grumman Corp	49,529,108	0.7
260,412	n	Raytheon Co	53,368,835	0.8
		Other	234,783,571	3.5
			541,455,247	8.0
COMMERCIAL & PROFESSIONAL SERVICES
580,710		Waste Management, Inc	47,205,916	0.7
			47,205,916	0.7
CONSUMER DURABLES & APPAREL
752,139	n	Tapestry, Inc	40,442,514	0.6
		Other	159,063,964	2.3
			199,506,478	2.9
CONSUMER SERVICES			90,270,181	1.4
DIVERSIFIED FINANCIALS
304,181		CME Group, Inc	47,963,260	0.7
1,202,401		Morgan Stanley	62,067,940	0.9
		Other	80,013,616	1.2
			190,044,816	2.8
ENERGY
841,637	n	Chevron Corp	105,297,205	1.6
775,033	*	Continental Resources, Inc	51,198,680	0.8
589,963		EOG Resources, Inc	69,715,928	1.0
820,349		Halliburton Co	43,470,293	0.6
		Other	202,816,510	3.0
			472,498,616	7.0
FOOD & STAPLES RETAILING			45,137,300	0.7
FOOD, BEVERAGE & TOBACCO
1,260,488		Coca-Cola Co	54,465,687	0.8
173,003		Constellation Brands, Inc (Class A)	40,332,189	0.6
240,700		Costco Wholesale Corp	47,456,412	0.7
		Other	299,409,473	4.4
			441,663,761	6.5
Shares		Company	Value	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
1,022,414		Abbott Laboratories	$59,432,926	0.9%
188,579	n	Anthem, Inc	44,502,758	0.7
597,310		Baxter International, Inc	41,513,045	0.6
1,758,401	*	Boston Scientific Corp	50,501,277	0.8
147,563	n	Humana, Inc	43,410,083	0.6
91,648	*,n	Intuitive Surgical, Inc	40,396,606	0.6
294,912		Stryker Corp	49,963,991	0.7
		Other	129,335,478	1.9
			459,056,164	6.8
HOUSEHOLD & PERSONAL PRODUCTS			127,604,531	1.9
INSURANCE
784,165		American International Group, Inc	43,913,240	0.7
		Other	48,585,160	0.7
			92,498,400	1.4
MATERIALS
1,271,923		DowDuPont, Inc	80,436,411	1.2
391,272	n	Praxair, Inc	59,676,805	0.9
		Other	131,760,262	1.9
			271,873,478	4.0
MEDIA
606,005		Walt Disney Co	60,800,482	0.9
		Other	79,366,022	1.2
			140,166,504	2.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
657,324		AbbVie, Inc	63,464,632	0.9
		Other	431,264,363	6.4
			494,728,995	7.3
REAL ESTATE			6,846,713	0.1
RETAILING
131,997	*	Amazon.com, Inc	206,724,462	3.0
571,688		Home Depot, Inc	105,647,942	1.6
235,810	*	NetFlix, Inc	73,681,192	1.1
		Other	89,936,659	1.3
			475,990,255	7.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,935,960		Intel Corp	99,934,255	1.5
309,720	n	NVIDIA Corp	69,656,028	1.0
		Other	93,056,706	1.4
			262,646,989	3.9
SOFTWARE & SERVICES
163,629	*	Alphabet, Inc (Class C)	166,464,691	2.4
420,304		DXC Technology Co	43,316,530	0.6
616,562	*,n	Facebook, Inc	106,048,664	1.5
456,367		MasterCard, Inc (Class A)	81,356,545	1.2
2,537,683		Microsoft Corp	237,324,114	3.5
598,206	*	PayPal Holdings, Inc	44,632,150	0.7
590,947	*,n	salesforce.com, Inc	71,498,677	1.0
		Other	368,182,934	5.4
			1,118,824,305	16.3

48	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Growth & Income Fund  ■  April 30, 2018

Shares		Company	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT
1,419,557	n	Apple, Inc	$234,595,990	3.5%
2,192,309		Cisco Systems, Inc	97,097,365	1.4
		Other	108,515,904	1.6
			440,209,259	6.5
TELECOMMUNICATION SERVICES			27,676,561	0.4
TRANSPORTATION
165,055	n	FedEx Corp	40,801,596	0.6
		Other	88,324,117	1.3
			129,125,713	1.9
UTILITIES
272,379	n	NextEra Energy, Inc	44,645,642	0.6
		Other	52,132,319	0.8
			96,777,961	1.4
	TOTAL COMMON STOCKS (Cost $4,689,560,592)		6,765,268,919	99.7
PURCHASED OPTIONS
FOOD, BEVERAGE & TOBACCO			12,075	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			12,600	0.0
SOFTWARE & SERVICES			48,000	0.0
	TOTAL PURCHASED OPTIONS (Cost $261,279)		72,675	0.0
Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			$16,500,000	0.3%
TREASURY DEBT			10,317,692	0.2

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
96,446,127	c	State Street Navigator Securities Lending Government Money Market Portfolio	96,446,127	1.4
			96,446,127	1.4
	TOTAL SHORT-TERM INVESTMENTS (Cost $123,263,620)		123,263,819	1.9
	TOTAL PORTFOLIO (Cost $4,813,085,491)		6,888,605,413	101.6
	OTHER ASSETS & LIABILITIES, NET		(105,353,129)	(1.6)
	NET ASSETS		$6,783,252,284	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/18, the aggregate value of securities on loan was $92,771,391.

At 4/30/18, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $24,469,058 or 0.4% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	49

Summary portfolio of investments (unaudited)	continued

Growth & Income Fund  ■  April 30, 2018

Purchased options outstanding as of April 30, 2018 were as follows (See Note 3):

Description/ underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Hain Celestial Group, Inc, Call	805	$148,925	$ 47.00	5/18/18	$12,075
Merck & Co, Inc, Call	300	16,200	60.50	5/11/18	12,600
Take-Two Interactive Software, Inc, Put	320	96,154	89.00	5/25/18	48,000
Total	1,425	$261,279			$72,675

Written options outstanding as of April 30, 2018 were as follows (See Note 3):

Description/ underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Activision Blizzard, Inc, Put	480	$ (25,919)	$ 60.50	5/18/18	$ (26,400)
ADTRAN, Inc, Put	2,000	(275,994)	16.00	8/17/18	(375,000)
Air Products & Chemicals, Inc, Put	257	(79,154)	150.00	6/15/18	(17,348)
Albemarle Corp, Put	59	(18,762)	85.00	5/18/18	(2,950)
Albemarle Corp, Put	111	(87,244)	100.00	9/21/18	(104,895)
Albemarle Corp, Put	113	(137,631)	100.00	12/21/18	(130,515)
Albemarle Corp, Put	112	(105,814)	95.00	12/21/18	(98,560)
Albemarle Corp, Put	59	(51,801)	87.50	1/18/19	(37,170)
Alcoa Corp, Put	800	(31,199)	45.00	5/18/18	(20,000)
Allergan plc, Put	250	(884,480)	190.00	1/18/19	(925,000)
American Water Works Co, Inc, Call	402	(51,455)	85.00	6/15/18	(121,404)
American Water Works Co, Inc, Put	402	(73,564)	75.00	6/15/18	(6,030)
Anthem, Inc, Call	200	(21,399)	245.00	5/18/18	(21,400)
Anthem, Inc, Put	200	(12,400)	210.00	5/4/18	(400)
Anthem, Inc, Put	200	(58,789)	227.50	5/18/18	(27,100)
Apple, Inc, Call	224	(17,454)	180.00	6/1/18	(18,368)
Apple, Inc, Put	224	(20,419)	148.00	6/1/18	(21,280)
Big Lots, Inc, Put	840	(82,528)	37.50	7/20/18	(84,000)
Bluebird Bio, Inc, Put	144	(160,268)	145.00	8/17/18	(140,400)
Boeing Co, Call	160	(21,120)	375.00	6/15/18	(17,760)
Boeing Co, Put	160	(18,883)	315.00	5/11/18	(26,560)
Boyd Gaming Corp, Put	955	(117,462)	30.00	6/15/18	(38,200)
Bristol-Myers Squibb Co, Put	480	(47,759)	45.00	9/21/18	(36,480)
Broadcom Ltd, Put	192	(88,495)	222.50	5/18/18	(52,800)
Caesarstone Ltd, Put	1,000	(218,245)	20.00	10/19/18	(300,000)
Casey’s General Stores, Inc, Put	200	(37,599)	90.00	6/15/18	(31,000)
Celgene Corp, Put	500	(726,483)	100.00	1/18/19	(835,500)
Celgene Corp, Put	330	(555,460)	115.00	1/18/19	(990,000)
Chevron Corp, Call	160	(13,440)	130.00	6/15/18	(16,960)
Chevron Corp, Put	160	(36,479)	110.00	6/15/18	(4,800)
Chipotle Mexican Grill, Inc, Call	160	(319,673)	440.00	9/21/18	(456,000)
Chipotle Mexican Grill, Inc, Put	160	(335,672)	360.00	12/21/18	(276,800)
Chubb Ltd, Put	320	(17,280)	125.00	5/18/18	(3,200)
Cigna Corp, Put	241	(381,494)	175.00	1/18/19	(320,530)
Clovis Oncology, Inc, Put	104	(70,302)	45.00	10/19/18	(78,520)
Coherent, Inc, Put	241	(405,594)	150.00	11/16/18	(344,630)
Concho Resources, Inc, Put	240	(45,582)	125.00	5/18/18	(2,400)
Deere & Co, Put	320	(109,757)	135.00	5/18/18	(136,320)
Dell Technologies, Inc Class V, Put	321	(203,269)	70.00	7/20/18	(150,870)
DISH Network Corp, Put	585	(507,768)	45.00	1/18/19	(748,800)
Dover Corp, Put	480	(22,079)	89.00	5/4/18	(14,400)
Eastman Chemical Co, Call	360	(10,292)	115.00	5/18/18	(1,800)
Eastman Chemical Co, Put	360	(14,371)	95.00	5/18/18	(5,760)
Expedia Group, Inc, Put	248	(238,915)	110.00	10/19/18	(146,320)
Facebook, Inc, Call	236	(21,230)	185.00	5/18/18	(10,148)
FedEx Corp, Put	160	(16,320)	230.00	5/11/18	(4,320)
FMC Corp, Put	400	(105,198)	75.00	5/18/18	(31,600)
General Electric Co, Put	1,444	(200,711)	14.00	9/21/18	(132,848)
Goldman Sachs Group, Inc, Put	105	(127,887)	245.00	10/19/18	(178,500)
Hain Celestial Group, Inc, Call	805	(25,357)	55.00	5/18/18	(6,037)
Hain Celestial Group, Inc, Put	1,000	(367,741)	32.00	11/16/18	(410,000)
Harris Corp, Put	200	(15,816)	145.00	5/18/18	(18,000)
Hasbro, Inc, Put	400	(73,198)	70.00	10/19/18	(32,000)
Humana, Inc, Call	144	(61,939)	340.00	11/16/18	(57,600)
Illumina, Inc, Put	96	(115,005)	210.00	6/15/18	(9,600)
Incyte Corp, Put	161	(150,683)	65.00	1/18/19	(156,170)
Ingredion, Inc, Put	152	(23,255)	120.00	5/18/18	(37,240)

50	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Growth & Income Fund  ■  April 30, 2018

Description/ underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
International Business Machines Corp, Put	322	$(145,093)	$150.00	6/15/18	$ (232,162)
Intuitive Surgical, Inc, Put	128	(94,902)	395.00	7/20/18	(95,360)
Johnson & Johnson, Put	320	(19,200)	124.00	5/11/18	(14,400)
JPMorgan Chase & Co, Put	330	(36,550)	105.00	5/18/18	(21,780)
Knight-Swift Transportation Holdings, Inc, Put	640	(32,959)	40.00	5/18/18	(89,600)
Mattel, Inc, Put	1,000	(197,995)	13.00	1/18/19	(125,000)
McDonald’s Corp, Put	121	(59,410)	150.00	9/21/18	(23,958)
McDonald’s Corp, Put	120	(124,557)	150.00	1/18/19	(46,080)
Merck & Co, Inc, Put	600	(10,800)	56.50	5/11/18	(12,600)
Merck & Co, Inc, Put	1,203	(116,688)	50.00	7/20/18	(26,466)
Mohawk Industries, Inc, Put	160	(102,263)	210.00	8/17/18	(134,400)
Monster Beverage Corp, Call	236	(36,176)	70.00	9/21/18	(8,260)
Monster Beverage Corp, Put	701	(58,883)	45.00	9/21/18	(45,565)
Monster Beverage Corp, Put	472	(60,726)	45.00	12/21/18	(57,820)
Motorola Solutions, Inc, Put	440	(37,566)	95.00	5/18/18	(7,920)
Nektar Therapeutics, Put	400	(99,198)	75.00	5/18/18	(120,000)
Newell Brands, Inc, Put	750	(249,744)	27.00	1/18/19	(221,250)
NextEra Energy, Inc, Put	280	(24,919)	155.00	5/18/18	(6,440)
Northrop Grumman Corp, Put	128	(230,062)	315.00	11/16/18	(208,640)
NVIDIA Corp, Put	160	(74,078)	210.00	5/4/18	(5,920)
NVIDIA Corp, Put	167	(265,190)	185.00	1/18/19	(183,700)
Parker-Hannifin Corp, Call	209	(11,286)	175.00	6/15/18	(35,530)
Parker-Hannifin Corp, Put	209	(25,706)	145.00	5/18/18	(7,838)
Parker-Hannifin Corp, Put	209	(260,826)	155.00	1/18/19	(196,460)
Philip Morris International, Inc, Put	480	(23,519)	80.00	5/18/18	(33,120)
PNC Financial Services Group, Inc, Put	140	(7,340)	130.00	5/18/18	(2,100)
PNC Financial Services Group, Inc, Put	140	(12,880)	135.00	5/18/18	(3,920)
Praxair, Inc, Put	161	(179,274)	140.00	1/18/19	(99,820)
Proofpoint, Inc, Put	320	(40,959)	110.00	5/18/18	(20,800)
PVH Corp, Call	321	(102,101)	165.00	6/15/18	(128,400)
Raytheon Co, Put	160	(107,677)	200.00	8/17/18	(116,000)
Regeneron Pharmaceuticals, Inc, Put	165	(521,058)	330.00	1/18/19	(763,125)
Rockwell Automation, Inc, Call	52	(32,169)	175.00	10/19/18	(35,360)
Rockwell Automation, Inc, Call	52	(37,221)	185.00	1/18/19	(32,760)
Rockwell Automation, Inc, Put	104	(60,427)	150.00	10/19/18	(49,400)
Rockwell Automation, Inc, Put	104	(96,510)	165.00	10/19/18	(116,480)
salesforce.com, Inc, Put	256	(65,877)	110.00	5/18/18	(8,704)
ServiceNow, Inc, Put	288	(21,311)	140.00	5/4/18	(720)
Skechers U.S.A., Inc, Put	712	(50,907)	25.00	7/20/18	(53,400)
Stanley Black & Decker, Inc, Put	256	(131,325)	135.00	10/19/18	(126,720)
State Street Corp, Put	376	(26,319)	95.00	5/18/18	(20,492)
Take-Two Interactive Software, Inc, Put	320	(41,727)	85.00	5/18/18	(19,840)
Take-Two Interactive Software, Inc, Put	320	(97,550)	70.00	1/18/19	(72,000)
Tapestry, Inc, Call	640	(13,760)	59.00	5/4/18	(17,920)
Tapestry, Inc, Put	640	(28,159)	50.00	5/4/18	(29,440)
TE Connectivity Ltd, Put	480	(21,119)	90.00	5/18/18	(50,400)
Time Warner, Inc, Put	281	(37,653)	87.50	6/15/18	(29,505)
Time Warner, Inc, Put	281	(63,786)	90.00	6/15/18	(46,365)
Ulta Beauty, Inc, Call	128	(37,897)	265.00	5/18/18	(26,368)
Ulta Beauty, Inc, Put	128	(35,238)	245.00	5/18/18	(34,560)
Ulta Beauty, Inc, Put	128	(97,022)	190.00	6/15/18	(7,360)
Ulta Beauty, Inc, Put	84	(149,349)	210.00	9/21/18	(45,360)
United Parcel Service, Inc, Put	362	(197,285)	100.00	10/19/18	(72,400)
Universal Health Services, Inc, Call	160	(12,640)	130.00	5/18/18	(800)
Universal Health Services, Inc, Put	160	(9,440)	110.00	5/18/18	(14,400)
VMware, Inc, Put	320	(265,034)	110.00	7/20/18	(64,000)
WABCO Holdings, Inc, Put	330	(133,043)	120.00	9/21/18	(140,250)
Walmart, Inc, Put	426	(41,364)	75.00	9/21/18	(33,654)
Walmart, Inc, Put	477	(158,837)	82.50	9/21/18	(107,325)
Wellcare Health Plans, Inc, Call	200	(64,598)	240.00	6/15/18	(18,000)
Wellcare Health Plans, Inc, Put	300	(146,397)	165.00	6/15/18	(69,000)
WW Grainger, Inc, Put	160	(36,479)	270.00	5/18/18	(52,800)
Wynn Resorts Ltd, Put	111	(80,662)	155.00	6/15/18	(7,770)
Zimmer Biomet Holdings, Inc, Call	321	(36,272)	135.00	6/15/18	(3,210)
Zimmer Biomet Holdings, Inc, Put	321	(256,152)	110.00	12/21/18	(179,760)
Total	41,287	$(14,017,201)			$(12,979,650)

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	51

Summary portfolio of investments (unaudited)

Large-Cap Growth Fund  ■  April 30, 2018

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$20,968,883	0.4%
BANKS
1,766,640		Bank of America Corp	52,857,869	1.0
			52,857,869	1.0
CAPITAL GOODS
263,214		Boeing Co	87,797,662	1.7
322,454		Caterpillar, Inc	46,549,459	0.9
149,561		Northrop Grumman Corp	48,164,624	1.0
		Other	164,955,723	3.2
			347,467,468	6.8
COMMERCIAL & PROFESSIONAL SERVICES			20,684,757	0.4
CONSUMER DURABLES & APPAREL			78,819,624	1.5
CONSUMER SERVICES
700,600		Marriott International, Inc (Class A)	95,758,008	1.8
1,757,882		Starbucks Corp	101,201,267	2.0
		Other	40,770,336	0.8
			237,729,611	4.6
DIVERSIFIED FINANCIALS
238,181		Goldman Sachs Group, Inc	56,765,678	1.1
			56,765,678	1.1
ENERGY
317,034	*	Concho Resources, Inc	49,840,915	1.0
		Other	39,002,127	0.7
			88,843,042	1.7
FOOD & STAPLES RETAILING
954,671	n	Walmart, Inc	84,450,197	1.6
			84,450,197	1.6
FOOD, BEVERAGE & TOBACCO			16,638,325	0.3
HEALTH CARE EQUIPMENT & SERVICES
379,417	*	Edwards Lifesciences Corp	48,322,549	1.0
265,218	*	Intuitive Surgical, Inc	116,902,790	2.3
313,869		Stryker Corp	53,175,686	1.0
		Other	63,370,002	1.2
			281,771,027	5.5
HOUSEHOLD & PERSONAL PRODUCTS
334,120		Estee Lauder Cos (Class A)	49,479,831	1.0
			49,479,831	1.0
MATERIALS
177,874		Sherwin-Williams Co	65,397,155	1.2
		Other	39,832,428	0.8
			105,229,583	2.0
MEDIA
492,510		Walt Disney Co	49,413,529	1.0
		Other	1,081	0.0
			49,414,610	1.0
Shares		Company	Value	% of net assets
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
422,712	*	Alexion Pharmaceuticals, Inc	$49,723,612	1.0%
613,742	n	Gilead Sciences, Inc	44,330,585	0.9
233,504	*	Illumina, Inc	56,258,119	1.1
312,476	*	Jazz Pharmaceuticals plc	47,508,851	0.9
230,161		Lonza Group AG.	56,235,659	1.1
569,667		Zoetis, Inc	47,555,801	0.9
		Other	42,343,464	0.8
			343,956,091	6.7
RETAILING
178,902	*	Amazon.com, Inc	280,183,789	5.4
428,808		Expedia, Inc	49,372,953	1.0
577,762		Home Depot, Inc	106,770,418	2.1
101,222		Kering	58,556,508	1.1
289,967	*	NetFlix, Inc	90,603,089	1.8
		Other	37,039,585	0.7
			622,526,342	12.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,085,918		Applied Materials, Inc	53,937,547	1.1
422,318		Broadcom, Inc	96,888,195	1.9
298,004		NVIDIA Corp	67,021,100	1.3
718,537		Xilinx, Inc	46,158,817	0.9
		Other	5,454,742	0.1
			269,460,401	5.3
SOFTWARE & SERVICES
1,064,697		Activision Blizzard, Inc	70,642,646	1.4
672,765	*	Adobe Systems, Inc	149,084,724	2.9
427,285	*,n	Alibaba Group Holding Ltd (ADR)	76,287,464	1.5
91,081	*	Alphabet, Inc (Class A)	92,773,285	1.8
170,573	*	Alphabet, Inc (Class C)	173,529,030	3.4
438,496		Automatic Data Processing, Inc	51,777,608	1.0
1,317,843	*	eBay, Inc	49,919,893	1.0
934,119	*,n	Facebook, Inc	160,668,468	3.1
365,616	*	IAC/InterActiveCorp	59,280,978	1.1
805,181		Intuit, Inc	148,789,397	2.9
831,743		MasterCard, Inc (Class A)	148,274,825	2.9
3,236,306		Microsoft Corp	302,659,337	5.9
1,292,363	*	PayPal Holdings, Inc	96,423,203	1.9
1,168,708	*	salesforce.com, Inc	141,401,981	2.7
1,463,106	*	Twitter, Inc	44,346,743	0.9
1,116,187		Visa, Inc (Class A)	141,621,807	2.7
		Other	143,865,598	2.8
			2,051,346,987	39.9
TECHNOLOGY HARDWARE & EQUIPMENT
739,956	n	Apple, Inc	122,285,128	2.4
2,071,499	n	Cisco Systems, Inc	91,746,691	1.8
510,081		TE Connectivity Ltd	46,799,932	0.9
		Other	26,042,011	0.5
			286,873,762	5.6
TRANSPORTATION
238,759		FedEx Corp	59,021,225	1.1
			59,021,225	1.1
	TOTAL COMMON STOCKS (Cost $3,277,068,068)		5,124,305,313	99.6

52	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Growth Fund  ■  April 30, 2018

Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			$36,700,000	0.7%
TREASURY DEBT			12,583,263	0.2

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
5,753,271	c	State Street Navigator Securities Lending Government Money Market Portfolio	5,753,271	0.1
			5,753,271	0.1
	TOTAL SHORT-TERM INVESTMENTS (Cost $55,036,720)		55,036,534	1.0
	TOTAL PORTFOLIO (Cost $3,332,104,788)		$5,179,341,847	100.6
	OTHER ASSETS & LIABILITIES, NET		(32,307,183)	(0.6)
	NET ASSETS		$5,147,034,664	100.0%

Abbreviation(s):

ADR	American Depositary Receipt
*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/18, the aggregate value of securities on loan was $5,400,190.

At 4/30/18, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $9,456,422 or 0.2% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Written options outstanding as of April 30, 2018 were as follows (See Note 3):

Description/ underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Alibaba Group Holding Ltd, Put	430	$ (79,166)	$165.00	5/18/18	$ (65,790)
Cisco Systems, Inc, Put	1,035	(32,084)	38.00	6/15/18	(18,113)
Facebook, Inc, Put	950	(270,164)	135.00	5/4/18	(950)
Gilead Sciences, Inc, Put	614	(33,155)	67.00	5/18/18	(17,192)
Walmart, Inc, Put	960	(92,158)	75.00	9/21/18	(75,840)
Total	3,989	$(506,727)			$(177,885)

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	53

Summary portfolio of investments (unaudited)

Large-Cap Value Fund  ■  April 30, 2018

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
1,526,722		General Motors Co	$56,091,766	0.8%
		Other	29,531,302	0.5
			85,623,068	1.3
BANKS
8,355,712		Bank of America Corp	250,002,903	3.7
2,446,522		Citigroup, Inc	167,024,057	2.5
532,907		Comerica, Inc	50,402,344	0.7
998,703		JPMorgan Chase & Co	108,638,912	1.6
3,468,979		Regions Financial Corp	64,869,907	1.0
1,910,771		Wells Fargo & Co	99,283,661	1.5
959,017		Zions Bancorporation	52,506,181	0.8
		Other	125,366,281	1.9
			918,094,246	13.7
CAPITAL GOODS
15,919,329	*	Bombardier, Inc	49,222,895	0.7
4,227,569		General Electric Co	59,481,896	0.9
		Other	302,473,517	4.5
			411,178,308	6.1
CONSUMER DURABLES & APPAREL			36,200,288	0.5
CONSUMER SERVICES
1,649,156		Melco Crown Entertainment Ltd (ADR)	51,470,159	0.8
		Other	200,684,456	3.0
			252,154,615	3.8
DIVERSIFIED FINANCIALS
509,020		Goldman Sachs Group, Inc	121,314,737	1.8
		Other	211,072,557	3.2
			332,387,294	5.0
ENERGY
5,072,423		Cenovus Energy, Inc	50,876,403	0.8
703,394		Chevron Corp	88,001,623	1.3
910,352		EOG Resources, Inc	107,576,296	1.6
1,200,785		Exxon Mobil Corp	93,361,034	1.4
1,534,611	*	Matador Resources Co	50,243,164	0.7
3,762,174	*	Parsley Energy, Inc	112,978,085	1.7
1,176,956	*	RSP Permian, Inc	58,388,787	0.9
1,846,427		TechnipFMC plc	60,858,234	0.9
		Other	320,633,529	4.8
			942,917,155	14.1
FOOD & STAPLES RETAILING
934,156		CVS Health Corp	65,232,113	1.0
		Other	73,535,656	1.1
			138,767,769	2.1
FOOD, BEVERAGE & TOBACCO
1,970,181		Kraft Heinz Co	111,078,805	1.7
1,437,357		Mondelez International, Inc	56,775,601	0.8
1,043,798		Philip Morris International, Inc	85,591,436	1.3
778,034		Pinnacle Foods, Inc	46,993,254	0.7
		Other	70,431,179	1.0
			370,870,275	5.5
Shares		Company	Value	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
327,996		McKesson Corp	$51,236,255	0.8%
		Other	110,795,738	1.6
			162,031,993	2.4
HOUSEHOLD & PERSONAL PRODUCTS			24,656,510	0.4
INSURANCE
1,472,269		American International Group, Inc	82,447,064	1.2
333,964	*	Berkshire Hathaway, Inc (Class B)	64,698,846	1.0
2,042,544		Metlife, Inc	97,368,072	1.5
		Other	150,324,764	2.2
			394,838,746	5.9
MATERIALS
1,447,532		DowDuPont, Inc	91,541,924	1.4
2,235,670		Louisiana-Pacific Corp	63,336,531	0.9
745,708		WR Grace and Co	51,036,255	0.8
		Other	232,692,209	3.5
			438,606,919	6.6
MEDIA
483,180		Walt Disney Co	48,477,449	0.7
		Other	46,401,246	0.7
			94,878,695	1.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
655,288		Allergan plc	100,685,001	1.5
256,061		Amgen, Inc	44,677,523	0.7
998,532		Gilead Sciences, Inc	72,123,967	1.1
667,081		Johnson & Johnson	84,379,076	1.3
4,274,394		Pfizer, Inc	156,485,564	2.4
887,070		Schering-Plough Corp	52,221,811	0.8
3,188,217		Teva Pharmaceutical Industries Ltd (ADR)	57,324,142	0.8
		Other	56,374,762	0.8
			624,271,846	9.4
REAL ESTATE			38,770,174	0.6
RETAILING
388,793		Advance Auto Parts, Inc	44,497,359	0.7
461,149		Expedia, Inc	53,096,696	0.8
		Other	77,595,621	1.2
			175,189,676	2.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,108,637		Intel Corp	57,227,842	0.9
		Other	128,956,058	1.9
			186,183,900	2.8
SOFTWARE & SERVICES
1,609,380		Oracle Corp	73,500,384	1.1
1,628,647	*	Teradata Corp	66,644,235	1.0
		Other	176,652,558	2.6
			316,797,177	4.7
TECHNOLOGY HARDWARE & EQUIPMENT
3,568,871		Cisco Systems, Inc	158,065,297	2.4
		Other	166,820,465	2.5
			324,885,762	4.9

54	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Value Fund  ■  April 30, 2018

Shares		Company	Value	% of net assets
TELECOMMUNICATION SERVICES
3,719,293		AT&T, Inc	$121,620,881	1.8%
		Other	78,620,290	1.2
			200,241,171	3.0
TRANSPORTATION
559,827	*	Kirby Corp	47,753,243	0.7
1,135,962		Knight-Swift Transportation Holdings, Inc	44,313,877	0.7
		Other	7,267	0.0
			92,074,387	1.4
UTILITIES			105,514,771	1.6
	TOTAL COMMON STOCKS (Cost $5,542,121,553)		6,667,134,745	99.9
Shares		Company	Value	% of net assets
SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
188,429,079	c	State Street Navigator Securities Lending Government Money Market Portfolio	$188,429,079	2.8%
			188,429,079	2.8
	TOTAL SHORT-TERM INVESTMENTS (Cost $188,429,079)		188,429,079	2.8
	TOTAL PORTFOLIO (Cost $5,730,550,632)		6,855,563,824	102.7
	OTHER ASSETS & LIABILITIES, NET		(184,167,913)	(2.7)
	NET ASSETS		$6,671,395,911	100.0%

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/18, the aggregate value of securities on loan was $177,177,847.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	55

Summary portfolio of investments (unaudited)

Mid-Cap Growth Fund  ■  April 30, 2018

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
210,491		Delphi Automotive plc	$17,803,329	1.2%
			17,803,329	1.2
BANKS
61,880	*	SVB Financial Group	18,539,867	1.2
		Other	11,114,009	0.7
			29,653,876	1.9
CAPITAL GOODS
276,332		A.O. Smith Corp	16,952,968	1.1
214,886		BWX Technologies, Inc	14,569,271	0.9
397,590		Fastenal Co	19,875,524	1.3
284,285		Fortive Corp	19,988,078	1.3
194,000		Ingersoll-Rand plc	16,274,660	1.1
117,874		Parker-Hannifin Corp	19,404,418	1.3
94,194		Rockwell Automation, Inc	15,497,739	1.0
101,229		Roper Industries, Inc	26,743,689	1.7
		Other	52,408,236	3.5
			201,714,583	13.2
COMMERCIAL & PROFESSIONAL SERVICES
201,353		Waste Connections, Inc	14,557,822	0.9
			14,557,822	0.9
CONSUMER DURABLES & APPAREL			32,880,856	2.1
CONSUMER SERVICES
473,708		Melco Crown Entertainment Ltd (ADR)	14,784,427	1.0
127,316		Wynn Resorts Ltd	23,704,966	1.5
447,055		Yum China Holdings, Inc	19,116,072	1.2
		Other	35,096,894	2.3
			92,702,359	6.0
DIVERSIFIED FINANCIALS
391,856	e,n	iShares Russell Midcap Growth Index Fund	47,700,631	3.1
299,397		Lazard Ltd (Class A)	16,293,185	1.1
		Other	17,212,519	1.1
			81,206,335	5.3
ENERGY
153,723	*	Diamondback Energy, Inc	19,745,719	1.3
		Other	13,320,888	0.9
			33,066,607	2.2
FOOD, BEVERAGE & TOBACCO			12,506,335	0.8
HEALTH CARE EQUIPMENT & SERVICES
199,035	*	Edwards Lifesciences Corp	25,349,097	1.7
		Other	61,265,394	4.0
			86,614,491	5.7
INSURANCE
286,796		Progressive Corp	17,290,931	1.1
		Other	18,367,368	1.2
			35,658,299	2.3
Shares		Company	Value	% of net assets
MATERIALS
272,871	*	Berry Plastics Group, Inc	$15,007,905	1.0%
386,248		International Paper Co	19,914,947	1.3
170,000		Vulcan Materials Co	18,987,300	1.2
		Other	40,642,855	2.7
			94,553,007	6.2
MEDIA			3,979,000	0.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
187,197	*	BioMarin Pharmaceutical, Inc	15,632,822	1.0
117,865	*	Illumina, Inc	28,397,214	1.9
101,135	*	Jazz Pharmaceuticals plc	15,376,565	1.0
392,758	n	Zoetis, Inc	32,787,438	2.1
		Other	23,603,137	1.5
			115,797,176	7.5
REAL ESTATE
145,000		Digital Realty Trust, Inc	15,325,050	1.0
92,066	*	SBA Communications Corp	14,751,735	1.0
			30,076,785	2.0
RETAILING
149,873	*	Dollar Tree, Inc	14,371,322	0.9
78,931	*	O’Reilly Automotive, Inc	20,211,861	1.3
374,396		Ross Stores, Inc	30,269,917	2.0
74,398	*	Ulta Beauty, Inc	18,667,202	1.2
		Other	50,930,204	3.3
			134,450,506	8.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
167,547		Analog Devices, Inc	14,635,230	0.9
120,148		Lam Research Corp	22,234,589	1.4
		Other	34,147,313	2.2
			71,017,132	4.5
SOFTWARE & SERVICES
82,341		Alliance Data Systems Corp	16,719,340	1.1
287,144		DXC Technology Co	29,593,061	1.9
244,966		Fidelity National Information Services, Inc	23,264,421	1.5
241,540	*	Fiserv, Inc	17,115,524	1.1
102,778	*	FleetCor Technologies, Inc	21,303,824	1.4
162,635	*	Gartner, Inc	19,725,999	1.3
278,700	*	GoDaddy, Inc	17,992,872	1.2
93,305	*	IAC/InterActiveCorp	15,128,473	1.0
120,717	*	ServiceNow, Inc	20,055,922	1.3
145,007	*	Take-Two Interactive Software, Inc	14,458,648	0.9
268,807	*	Worldpay, Inc	21,832,505	1.4
		Other	114,528,868	7.4
			331,719,457	21.5
TECHNOLOGY HARDWARE & EQUIPMENT
182,000		Amphenol Corp (Class A)	15,235,220	1.0
		Other	49,157,958	3.2
			64,393,178	4.2

56	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Mid-Cap Growth Fund  ■  April 30, 2018

Shares		Company	Value	% of net assets
TRANSPORTATION
141,434	n	JB Hunt Transport Services, Inc	$16,608,595	1.1%
		Other	12,804,639	0.8
			29,413,234	1.9
	TOTAL COMMON STOCKS (Cost $1,190,092,805)		1,513,764,367	98.4
PURCHASED OPTIONS
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			79,560	0.0
SOFTWARE & SERVICES			201,000	0.0
TRANSPORTATION			35,000	0.0
	TOTAL PURCHASED OPTIONS (Cost $568,722)		315,560	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$26,700,000		Federal Home Loan Bank (FHLB) 1.580%, 05/01/18	26,700,000	1.7
			26,700,000	1.7
TREASURY DEBT
15,265,000		United States Treasury Bill 1.597%, 05/24/18	15,249,420	1.1
			15,249,420	1.1
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
71,240,245	c	State Street Navigator Securities Lending Government Money Market Portfolio	$71,240,245	4.6%
			71,240,245	4.6
	TOTAL SHORT-TERM INVESTMENTS (Cost $113,189,689)		113,189,665	7.4
	TOTAL PORTFOLIO (Cost $1,303,851,216)		1,627,269,592	105.8
	OTHER ASSETS & LIABILITIES, NET		(89,248,453)	(5.8)
	NET ASSETS		$1,538,021,139	100.0%

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $69,363,495.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Purchased options outstanding as of April 30, 2018 were as follows (See Note 3):

Description/ underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Advanced Micro Devices, Inc, Put	1,170	$85,422	$11.00	6/15/18	$79,560
JB Hunt Transport Services, Inc, Put	1,000	284,250	110.00	5/18/18	35,000
Square, Inc, Call	600	199,050	48.00	6/15/18	201,000
Total	2,770	$568,722			$315,560

Written options outstanding as of April 30, 2018 were as follows (See Note 3):

Description/ underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Advanced Micro Devices, Inc, Call	1,170	$(37,287)	$12.00	6/15/18	$(156,780)
Advanced Micro Devices, Inc, Put	1,170	(33,216)	10.00	6/15/18	(31,590)
JB Hunt Transport Services, Inc, Call	1,000	(173,246)	120.00	5/18/18	(205,000)
JB Hunt Transport Services, Inc, Put	1,000	(59,249)	100.00	5/18/18	(7,500)
Square, Inc, Call	1,200	(151,496)	55.00	6/15/18	(150,000)
Square, Inc, Put	600	(72,148)	40.00	6/15/18	(49,800)
Total	6,140	$(526,642)			$(600,670)

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	57

Summary portfolio of investments (unaudited)

Mid-Cap Value Fund  ■  April 30, 2018

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$57,815,716	1.5%
BANKS
491,530		Comerica, Inc	46,488,907	1.2
463,030		East West Bancorp, Inc	30,847,058	0.8
2,479,415		Huntington Bancshares, Inc	36,968,078	0.9
134,884		M&T Bank Corp	24,585,307	0.6
802,161		SunTrust Banks, Inc	53,584,355	1.3
694,074		Zions Bancorporation	38,000,551	1.0
		Other	141,249,297	3.5
			371,723,553	9.3
CAPITAL GOODS
239,395		Cummins, Inc	38,269,685	1.0
367,584		Hexcel Corp	24,433,308	0.6
256,249		L3 Technologies, Inc	50,194,054	1.2
939,163		Textron, Inc	58,359,589	1.5
		Other	180,830,959	4.5
			352,087,595	8.8
COMMERCIAL & PROFESSIONAL SERVICES
476,873		Republic Services, Inc	30,844,146	0.8
			30,844,146	0.8
CONSUMER DURABLES & APPAREL			84,096,597	2.1
CONSUMER SERVICES			60,966,499	1.5
DIVERSIFIED FINANCIALS
315,243		Ameriprise Financial, Inc	44,200,221	1.1
880,699	*	E*TRADE Financial Corp	53,440,815	1.3
311,222		Raymond James Financial, Inc	27,932,174	0.7
		Other	59,538,049	1.5
			185,111,259	4.6
ENERGY
266,562		Andeavor	36,870,856	0.9
195,879	*	Concho Resources, Inc	30,794,137	0.8
508,818	*	Continental Resources, Inc	33,612,517	0.8
613,818	*	RSP Permian, Inc	30,451,511	0.8
		Other	317,998,370	8.0
			449,727,391	11.3
FOOD, BEVERAGE & TOBACCO
789,166		Bunge Ltd	57,001,460	1.4
775,830		ConAgra Foods, Inc	28,760,018	0.7
519,163		Pinnacle Foods, Inc	31,357,445	0.8
363,216		Tyson Foods, Inc (Class A)	25,461,442	0.7
		Other	69,399,241	1.7
			211,979,606	5.3
HEALTH CARE EQUIPMENT & SERVICES
227,529	*	Centene Corp	24,705,099	0.6
105,060		Humana, Inc	30,906,551	0.8
372,177		Zimmer Biomet Holdings, Inc	42,863,625	1.1
		Other	46,359,241	1.1
			144,834,516	3.6
Shares		Company	Value	% of net assets
INSURANCE
661,606		Hartford Financial Services Group, Inc	$35,620,867	0.9%
365,103		Lincoln National Corp	25,790,876	0.7
		Other	161,113,655	4.0
			222,525,398	5.6
MATERIALS
473,202		Ashland Global Holdings, Inc	31,316,509	0.8
1,772,399		Freeport-McMoRan Copper & Gold, Inc (Class B)	26,958,189	0.7
1,048,849		Olin Corp	31,664,751	0.8
580,610		Steel Dynamics, Inc	26,017,134	0.6
594,998		WR Grace and Co	40,721,663	1.0
		Other	103,133,222	2.6
			259,811,468	6.5
MEDIA			51,362,873	1.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
598,358		Agilent Technologies, Inc	39,336,055	1.0
887,780	*	Mylan NV	34,410,353	0.9
		Other	57,223,200	1.4
			130,969,608	3.3
REAL ESTATE
533,017		Prologis, Inc	34,598,133	0.9
		Other	296,642,181	7.4
			331,240,314	8.3
RETAILING
570,685		Foot Locker, Inc	24,585,110	0.6
		Other	68,265,558	1.7
			92,850,668	2.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			41,375,607	1.0
SOFTWARE & SERVICES
316,636		DXC Technology Co	32,632,506	0.8
174,166	*	IAC/InterActiveCorp	28,239,276	0.7
		Other	32,171,393	0.8
			93,043,175	2.3
TECHNOLOGY HARDWARE & EQUIPMENT
1,238,610	*	Ciena Corp	31,894,207	0.8
396,976		TE Connectivity Ltd	36,422,548	0.9
		Other	122,307,829	3.1
			190,624,584	4.8
TELECOMMUNICATION SERVICES			18,860,493	0.5
TRANSPORTATION
439,715		CSX Corp	26,114,674	0.6
		Other	123,821,044	3.1
			149,935,718	3.7

58	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Mid-Cap Value Fund  ■  April 30, 2018

Shares	Company	Value	% of net assets
UTILITIES
359,776	DTE Energy Co	$37,920,390	1.0%
414,628	Edison International	27,166,427	0.7
972,105	FirstEnergy Corp	33,440,412	0.8
1,015,217	NiSource, Inc	24,761,143	0.6
317,432	Pinnacle West Capital Corp	25,553,276	0.6
548,185	Public Service Enterprise Group, Inc	28,587,848	0.7
365,919	Sempra Energy	40,909,744	1.0
	Other	194,761,631	4.9
		413,100,871	10.3
	TOTAL COMMON STOCKS (Cost $2,748,657,847)	3,944,887,655	98.7

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$29,350,000	Federal Home Loan Bank (FHLB) 1.580%, 05/01/18	29,350,000	0.7
		29,350,000	0.7
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
61,651,107	c	State Street Navigator Securities Lending Government Money Market Portfolio	$61,651,107	1.5%
			61,651,107	1.5
	TOTAL SHORT-TERM INVESTMENTS (Cost $91,001,107)		91,001,107	2.2
	TOTAL PORTFOLIO (Cost $2,839,658,954)		4,035,888,762	100.9
	OTHER ASSETS & LIABILITIES, NET		(37,726,190)	(0.9)
	NET ASSETS		$3,998,162,572	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/18, the aggregate value of securities on loan was $60,650,099.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	59

Summary portfolio of investments (unaudited)

Small-Cap Equity Fund  ■  April 30, 2018

Shares		Company	Value	% of net assets
COMMON STOCKS
BANKS
430,500		Bank of NT Butterfield & Son Ltd	$20,427,225	0.6%
529,800		Cathay General Bancorp	21,197,298	0.6
527,700		Hancock Holding Co	25,778,145	0.7
281,200		IBERIABANK Corp	21,075,940	0.6
794,530		Provident Financial Services, Inc	20,753,124	0.6
920,700		Sterling Bancorp/DE	21,866,625	0.6
1,026,090		Umpqua Holdings Corp	24,174,680	0.7
779,212		United Community Banks, Inc	24,880,239	0.7
450,000		Walker & Dunlop, Inc	25,699,500	0.7
290,400		Wintrust Financial Corp	25,976,280	0.7
		Other	196,324,820	5.4
			428,153,876	11.9
CAPITAL GOODS
472,500		Comfort Systems USA, Inc	19,939,500	0.6
220,400		Curtiss-Wright Corp	28,220,016	0.8
392,166		EMCOR Group, Inc	28,859,496	0.8
461,500		Hillenbrand, Inc	21,390,525	0.6
340,425	*	Patrick Industries, Inc	19,370,183	0.5
705,900	*	Rexnord Corp	19,419,309	0.5
204,446	*	Trex Co, Inc	21,237,850	0.6
		Other	209,611,886	5.8
			368,048,765	10.2
COMMERCIAL & PROFESSIONAL SERVICES
257,100		Brink’s Co	18,973,980	0.5
223,267		Exponent, Inc	19,290,269	0.6
303,246		Insperity, Inc	24,335,491	0.7
212,000		MSA Safety, Inc	18,410,080	0.5
		Other	47,858,736	1.3
			128,868,556	3.6
CONSUMER DURABLES & APPAREL			125,282,144	3.5
CONSUMER SERVICES
270,100		Choice Hotels International, Inc	21,621,505	0.6
314,701	*	Grand Canyon Education, Inc	32,725,757	0.9
536,500		Planet Fitness, Inc	21,615,585	0.6
361,400		Texas Roadhouse, Inc (Class A)	23,158,512	0.6
		Other	67,074,922	1.9
			166,196,281	4.6
DIVERSIFIED FINANCIALS
306,638		Evercore Partners, Inc (Class A)	31,047,098	0.9
330,426		Stifel Financial Corp	19,257,227	0.5
		Other	81,340,246	2.2
			131,644,571	3.6
ENERGY
576,912		Delek US Holdings, Inc	27,328,322	0.8
391,300	*	PDC Energy, Inc	20,950,202	0.6
		Other	131,506,861	3.6
			179,785,385	5.0
FOOD & STAPLES RETAILING			14,469,843	0.4
FOOD, BEVERAGE & TOBACCO			42,793,769	1.2
Shares		Company	Value	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
252,220		Hill-Rom Holdings, Inc	$21,648,043	0.6%
283,200	*	Masimo Corp	25,411,536	0.7
430,863	*	Merit Medical Systems, Inc	20,896,855	0.6
		Other	138,983,920	3.8
			206,940,354	5.7
HOUSEHOLD & PERSONAL PRODUCTS			41,677,623	1.1
INSURANCE
716,315		American Equity Investment Life Holding Co	21,632,713	0.6
		Other	18,320,576	0.5
			39,953,289	1.1
MATERIALS			154,945,775	4.3
MEDIA			14,411,086	0.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
493,300	*	Catalent, Inc	20,279,563	0.6
339,300	*	Nektar Therapeutics	28,385,838	0.8
266,767	*	PRA Health Sciences, Inc	21,920,245	0.6
		Other	278,207,957	7.7
			348,793,603	9.7
REAL ESTATE
224,800		EastGroup Properties, Inc	20,182,544	0.6
719,550		First Industrial Realty Trust, Inc	22,385,201	0.6
417,000		Potlatch Corp	21,621,450	0.6
160,328		PS Business Parks, Inc	18,482,612	0.5
		Other	118,728,449	3.3
			201,400,256	5.6
RETAILING			83,811,866	2.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
616,800		Entegris, Inc	19,860,960	0.6
		Other	120,196,293	3.3
			140,057,253	3.9
SOFTWARE & SERVICES
172,150	*	CACI International, Inc (Class A)	26,003,257	0.7
146,800	*	Fair Isaac Corp	25,422,824	0.7
229,700		Science Applications International Corp	19,705,963	0.6
451,000	*	Zendesk, Inc	21,986,250	0.6
		Other	274,829,109	7.6
			367,947,403	10.2
TECHNOLOGY HARDWARE & EQUIPMENT			174,115,472	4.8
TELECOMMUNICATION SERVICES
2,219,690	*	Vonage Holdings Corp	24,816,134	0.7
		Other	12,598,857	0.3
			37,414,991	1.0
TRANSPORTATION			72,237,961	2.0

60	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Small-Cap Equity Fund  ■  April 30, 2018

Shares	Company	Value	% of net assets
UTILITIES
478,800	New Jersey Resources Corp	$19,798,380	0.6%
340,578	NorthWestern Corp	18,711,355	0.5
257,190	Southwest Gas Corp	18,772,298	0.5
	Other	74,648,862	2.1
		131,930,895	3.7
	TOTAL COMMON STOCKS (Cost $3,095,062,737)	3,600,881,017	99.8

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		950,000	0.0
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
59,840,242	c	State Street Navigator Securities Lending Government Money Market Portfolio	$59,840,242	1.7%
			59,840,242	1.7
	TOTAL SHORT-TERM INVESTMENTS (Cost $60,790,242)		60,790,242	1.7
	TOTAL PORTFOLIO (Cost $3,155,852,979)		3,661,671,259	101.5
	OTHER ASSETS & LIABILITIES, NET		(53,173,438)	(1.5)
	NET ASSETS		$3,608,497,821	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/18, the aggregate value of securities on loan was $57,020,111.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	61

Summary portfolio of investments (unaudited)

Small/Mid-Cap Equity Fund  ■  April 30, 2018

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
31,549		Lear Corp	$5,898,717	0.9%
35,472		Thor Industries, Inc	3,764,998	0.5
		Other	3,019,661	0.4
			12,683,376	1.8
BANKS
87,859		Bank of NT Butterfield & Son Ltd	4,168,909	0.6
533,854	*	First Bancorp (Puerto Rico)	3,854,426	0.5
19,996	*	SVB Financial Group	5,991,002	0.8
76,400		Synovus Financial Corp	3,993,428	0.6
		Other	40,299,145	5.8
			58,306,910	8.3
CAPITAL GOODS
57,082		EMCOR Group, Inc	4,200,664	0.6
100,656		Graco, Inc	4,427,857	0.6
67,256		HEICO Corp (Class A)	4,852,520	0.7
34,482		Hubbell, Inc	3,581,301	0.5
76,413		ITT, Inc	3,735,832	0.5
184,713	*	MRC Global, Inc	3,459,675	0.5
47,730		Spirit Aerosystems Holdings, Inc (Class A)	3,836,060	0.6
		Other	52,784,044	7.6
			80,877,953	11.6
COMMERCIAL & PROFESSIONAL SERVICES
78,575		Insperity, Inc	6,305,644	0.9
		Other	16,802,316	2.4
			23,107,960	3.3
CONSUMER DURABLES & APPAREL
48,737	*	Lululemon Athletica, Inc	4,863,953	0.7
1,169	*	NVR, Inc	3,623,900	0.5
		Other	12,514,047	1.8
			21,001,900	3.0
CONSUMER SERVICES
95,990		ARAMARK Holdings Corp	3,589,066	0.5
81,500	*	ServiceMaster Global Holdings, Inc	4,123,900	0.6
		Other	16,752,293	2.4
			24,465,259	3.5
DIVERSIFIED FINANCIALS
64,063	*	E*TRADE Financial Corp	3,887,343	0.6
71,003		LPL Financial Holdings, Inc	4,300,652	0.6
		Other	23,926,993	3.4
			32,114,988	4.6
ENERGY
54,435	*	Energen Corp	3,562,227	0.5
101,616	*	Whiting Petroleum Corp	4,147,965	0.6
		Other	27,537,349	3.9
			35,247,541	5.0
FOOD & STAPLES RETAILING
135,068	*	US Foods Holding Corp	4,616,624	0.7
		Other	5,213,783	0.7
			9,830,407	1.4
Shares		Company	Value	% of net assets
FOOD, BEVERAGE & TOBACCO
88,270		Lamb Weston Holdings, Inc	$5,765,797	0.8%
71,198		Pinnacle Foods, Inc	4,300,359	0.6
		Other	1,030,638	0.2
			11,096,794	1.6
HEALTH CARE EQUIPMENT & SERVICES
64,200		Encompass Health Corp	3,904,644	0.6
58,531		Hill-Rom Holdings, Inc	5,023,716	0.7
64,340	*	Veeva Systems, Inc	4,512,164	0.6
		Other	24,709,983	3.5
			38,150,507	5.4
HOUSEHOLD & PERSONAL PRODUCTS			6,764,322	1.0
INSURANCE			18,235,285	2.6
MATERIALS
40,593		Avery Dennison Corp	4,254,552	0.6
73,910	*	Berry Plastics Group, Inc	4,065,050	0.6
		Other	27,126,712	3.9
			35,446,314	5.1
MEDIA			6,545,705	0.9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
19,993	*	Bio-Rad Laboratories, Inc (Class A)	5,072,424	0.7
128,690		Bruker BioSciences Corp	3,800,216	0.6
35,091	*	Charles River Laboratories International, Inc	3,656,131	0.5
		Other	28,010,107	4.0
			40,538,878	5.8
REAL ESTATE
49,828		Camden Property Trust	4,255,311	0.6
102,517		Liberty Property Trust	4,287,261	0.6
46,863		Sun Communities, Inc	4,398,092	0.6
		Other	43,822,943	6.3
			56,763,607	8.1
RETAILING
39,466	*	Burlington Stores, Inc	5,361,456	0.8
		Other	22,880,136	3.3
			28,241,592	4.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
57,781	*	First Solar, Inc	4,097,251	0.6
		Other	10,959,611	1.6
			15,056,862	2.2
SOFTWARE & SERVICES
65,390	*	Aspen Technology, Inc	5,737,972	0.8
181,782	*	Box, Inc	4,155,537	0.6
145,805	*	Five9, Inc	4,282,293	0.6
52,311	*	Splunk, Inc	5,369,724	0.8
		Other	47,655,216	6.8
			67,200,742	9.6
TECHNOLOGY HARDWARE & EQUIPMENT
69,900		CDW Corp	4,983,171	0.7
		Other	27,477,927	3.9
			32,461,098	4.6

62	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Small/Mid-Cap Equity Fund  ■  April 30, 2018

Shares		Company	Value	% of net assets
TELECOMMUNICATION SERVICES
101,994	*	Zayo Group Holdings, Inc	$3,702,382	0.5%
		Other	2,167,269	0.3
			5,869,651	0.8
TRANSPORTATION
86,570	*	Hub Group, Inc (Class A)	3,804,751	0.5
36,744	*	XPO Logistics, Inc	3,570,047	0.5
		Other	8,091,334	1.2
			15,466,132	2.2
UTILITIES
76,500		UGI Corp	3,701,835	0.5
51,559		Vectren Corp	3,623,051	0.5
211,230		Vistra Energy Corp	4,826,605	0.7
		Other	10,557,603	1.5
			22,709,094	3.2
	TOTAL COMMON STOCKS (Cost $600,533,824)		698,182,877	99.7
Principal	Issuer		Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			$690,000	0.1%

Shares	Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
4,536,493	c	State Street Navigator Securities Lending Government Money Market Portfolio	4,536,493	0.7
			4,536,493	0.7
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,226,493)		5,226,493	0.8
	TOTAL PORTFOLIO (Cost $605,760,317)		703,409,370	100.5
	OTHER ASSETS & LIABILITIES, NET		(3,457,123)	(0.5)
	NET ASSETS		$699,952,247	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/18, the aggregate value of securities on loan was $4,223,288.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	63

Summary portfolio of investments (unaudited)

Social Choice Equity Fund  ■  April 30, 2018

Shares	Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS		$32,539,807	1.0%
BANKS
168,478	PNC Financial Services Group, Inc	24,532,081	0.8
506,862	US Bancorp	25,571,188	0.8
	Other	129,683,552	3.9
		179,786,821	5.5
CAPITAL GOODS
152,140	3M Co	29,574,495	0.9
159,867	Caterpillar, Inc	23,078,400	0.7
	Other	193,488,111	5.9
		246,141,006	7.5
COMMERCIAL & PROFESSIONAL SERVICES		26,768,640	0.8
CONSUMER DURABLES & APPAREL
344,482	Nike, Inc (Class B)	23,559,124	0.7
	Other	23,607,284	0.7
		47,166,408	1.4
CONSUMER SERVICES
168,436	McDonald’s Corp	28,202,924	0.9
337,600	Starbucks Corp	19,435,632	0.6
	Other	41,203,629	1.2
		88,842,185	2.7
DIVERSIFIED FINANCIALS
245,157	American Express Co	24,209,254	0.7
359,835	Bank of New York Mellon Corp	19,614,606	0.6
41,495	BlackRock, Inc	21,639,643	0.6
353,002	Charles Schwab Corp	19,655,151	0.6
124,077	CME Group, Inc	19,564,461	0.6
	Other	108,008,947	3.3
		212,692,062	6.4
ENERGY
343,008	Schlumberger Ltd	23,516,629	0.7
197,845	Valero Energy Corp	21,946,946	0.7
	Other	153,738,550	4.7
		199,202,125	6.1
FOOD & STAPLES RETAILING		23,059,996	0.7
FOOD, BEVERAGE & TOBACCO
830,073	Coca-Cola Co	35,867,454	1.1
324,887	PepsiCo, Inc	32,794,094	1.0
	Other	59,578,830	1.8
		128,240,378	3.9
HEALTH CARE EQUIPMENT & SERVICES
91,619	Anthem, Inc	21,621,168	0.7
101,457	Becton Dickinson & Co	23,524,835	0.7
	Other	111,906,502	3.4
		157,052,505	4.8
HOUSEHOLD & PERSONAL PRODUCTS
512,979	Procter & Gamble Co	37,108,901	1.1
	Other	25,760,644	0.8
		62,869,545	1.9
Shares		Company	Value	% of net assets
INSURANCE			$127,098,223	3.9%
MATERIALS			115,579,017	3.5
MEDIA
69,181	*	Charter Communications, Inc	18,768,113	0.6
219,589		Time Warner, Inc	20,817,037	0.6
343,741		Walt Disney Co	34,487,535	1.0
		Other	15,307,448	0.5
			89,380,133	2.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
179,324		Amgen, Inc	31,288,452	1.0
385,792		Bristol-Myers Squibb Co	20,111,337	0.6
288,576		Gilead Sciences, Inc	20,843,844	0.6
452,640		Johnson & Johnson	57,254,434	1.7
603,100		Schering-Plough Corp	35,504,497	1.1
		Other	109,431,758	3.3
			274,434,322	8.3
REAL ESTATE
142,171		American Tower Corp	19,386,437	0.6
		Other	98,996,693	3.0
			118,383,130	3.6
RETAILING
13,589	*	Booking Holdings, Inc	29,596,842	0.9
264,241		Lowe’s Companies, Inc	21,781,386	0.7
101,068	*	NetFlix, Inc	31,579,707	1.0
		Other	77,219,184	2.3
			160,177,119	4.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
813,514		Intel Corp	41,993,593	1.3
114,298		NVIDIA Corp	25,705,620	0.8
249,493		Texas Instruments, Inc	25,306,075	0.7
		Other	49,191,283	1.5
			142,196,571	4.3
SOFTWARE & SERVICES
181,129		Accenture plc	27,386,705	0.8
43,870	*	Alphabet, Inc (Class A)	44,685,105	1.4
44,464	*	Alphabet, Inc (Class C)	45,234,561	1.4
264,235		Cognizant Technology Solutions Corp (Class A)	21,619,708	0.6
211,879		International Business Machines Corp	30,713,980	0.9
202,745		MasterCard, Inc (Class A)	36,143,351	1.1
1,077,757	d	Microsoft Corp	100,791,835	3.1
704,329		Oracle Corp	32,166,705	1.0
216,749	*	salesforce.com, Inc	26,224,461	0.8
		Other	91,776,165	2.8
			456,742,576	13.9
TECHNOLOGY HARDWARE & EQUIPMENT
964,750		Cisco Systems, Inc	42,728,778	1.3
871,113		HP, Inc	18,720,218	0.5
		Other	87,533,821	2.6
			148,982,817	4.4

64	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Social Choice Equity Fund  ■  April 30, 2018

Shares	Company	Value	% of net assets
TELECOMMUNICATION SERVICES
780,689	Verizon Communications, Inc	$38,527,002	1.2%
	Other	18,468,626	0.5
		56,995,628	1.7
TRANSPORTATION
178,401	Union Pacific Corp	23,839,726	0.7
178,636	United Parcel Service, Inc (Class B)	20,275,186	0.6
	Other	41,097,294	1.3
		85,212,206	2.6
UTILITIES		94,765,469	2.9
	TOTAL COMMON STOCKS (Cost $2,242,995,164)	3,274,308,689	99.4

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$23,660,000	Federal Home Loan Bank (FHLB) 1.580%, 05/01/18	23,660,000	0.7
		23,660,000	0.7
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
59,130,163	c	State Street Navigator Securities Lending Government Money Market Portfolio	$59,130,163	1.8%
			59,130,163	1.8
	TOTAL SHORT-TERM INVESTMENTS (Cost $82,790,163)		82,790,163	2.5
	TOTAL PORTFOLIO (Cost $2,325,785,327)		3,357,098,852	101.9
	OTHER ASSETS & LIABILITIES, NET		(62,625,339)	(1.9)
	NET ASSETS		$3,294,473,513	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/18, the aggregate value of securities on loan was $56,043,958.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of April 30, 2018 were as follows (See Note 3):

	Number of					Unrealized
	long (short	)				appreciation
Description	contracts		Expiration date	Notional amount	Value	(depreciation	)
S&P 500 E Mini Index	101		6/15/18	$13,577,190	$13,367,350	$(209,840)

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	65

Summary portfolio of investments (unaudited)

Social Choice Low Carbon Equity Fund  ■  April 30, 2018

Shares	Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS		$1,082,500	1.0%
BANKS
5,106	PNC Financial Services Group, Inc	743,484	0.7
16,253	US Bancorp	819,964	0.8
	Other	4,601,166	4.3
		6,164,614	5.8
CAPITAL GOODS
4,364	3M Co	848,318	0.8
5,316	Caterpillar, Inc	767,418	0.7
	Other	7,073,820	6.6
		8,689,556	8.1
COMMERCIAL & PROFESSIONAL SERVICES		701,253	0.7
CONSUMER DURABLES & APPAREL
12,807	Nike, Inc (Class B)	875,870	0.8
	Other	504,796	0.5
		1,380,666	1.3
CONSUMER SERVICES
5,963	McDonald’s Corp	998,445	0.9
13,568	Starbucks Corp	781,110	0.7
	Other	933,197	0.9
		2,712,752	2.5
DIVERSIFIED FINANCIALS
7,956	American Express Co	785,655	0.7
1,397	BlackRock, Inc	728,535	0.7
14,001	Charles Schwab Corp	779,576	0.7
4,387	CME Group, Inc	691,742	0.6
3,766	S&P Global, Inc	710,268	0.7
	Other	3,229,525	3.0
		6,925,301	6.4
ENERGY
6,380	Phillips 66	710,158	0.7
13,059	Schlumberger Ltd	895,325	0.8
	Other	4,102,513	3.8
		5,707,996	5.3
FOOD & STAPLES RETAILING		884,914	0.8
FOOD, BEVERAGE & TOBACCO
26,548	Coca-Cola Co	1,147,139	1.0
10,440	PepsiCo, Inc	1,053,814	1.0
	Other	2,142,164	2.0
		4,343,117	4.0
HEALTH CARE EQUIPMENT & SERVICES
3,225	Anthem, Inc	761,068	0.7
3,311	Becton Dickinson & Co	767,721	0.7
	Other	3,598,053	3.4
		5,126,842	4.8
HOUSEHOLD & PERSONAL PRODUCTS
16,659	Procter & Gamble Co	1,205,112	1.1
	Other	907,255	0.9
		2,112,367	2.0
Shares		Company	Value	% of net assets
INSURANCE
5,078		Chubb Ltd	$688,932	0.6%
		Other	3,330,968	3.1
			4,019,900	3.7
MATERIALS			3,695,603	3.4
MEDIA
8,375		Time Warner, Inc	793,950	0.7
10,976		Walt Disney Co	1,101,222	1.0
		Other	920,292	0.9
			2,815,464	2.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
5,551		Amgen, Inc	968,538	0.9
14,305		Bristol-Myers Squibb Co	745,720	0.7
8,608	*	Celgene Corp	749,757	0.7
11,407		Gilead Sciences, Inc	823,927	0.8
14,553		Johnson & Johnson	1,840,809	1.7
19,047		Schering-Plough Corp	1,121,297	1.0
		Other	2,387,105	2.2
			8,637,153	8.0
REAL ESTATE
5,125		American Tower Corp	698,845	0.6
		Other	3,302,536	3.1
			4,001,381	3.7
RETAILING
433	*	Booking Holdings, Inc	943,074	0.9
9,007		Lowe’s Companies, Inc	742,447	0.7
3,164	*	NetFlix, Inc	988,624	0.9
		Other	2,076,397	1.9
			4,750,542	4.4
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
28,324		Intel Corp	1,462,085	1.4
4,435		NVIDIA Corp	997,431	0.9
8,646		Texas Instruments, Inc	876,964	0.8
		Other	1,259,267	1.2
			4,595,747	4.3
SOFTWARE & SERVICES
5,725		Accenture plc	865,620	0.8
1,405	*	Alphabet, Inc (Class A)	1,431,105	1.3
1,424	*	Alphabet, Inc (Class C)	1,448,678	1.3
5,861		Automatic Data Processing, Inc	692,067	0.6
8,783		Cognizant Technology Solutions Corp (Class A)	718,625	0.7
6,793		International Business Machines Corp	984,713	0.9
6,495		MasterCard, Inc (Class A)	1,157,864	1.1
34,591	d	Microsoft Corp	3,234,950	3.0
21,541		Oracle Corp	983,777	0.9
7,006	*	salesforce.com, Inc	847,656	0.8
		Other	2,246,697	2.1
			14,611,752	13.5
TECHNOLOGY HARDWARE & EQUIPMENT
30,390		Cisco Systems, Inc	1,345,973	1.2
		Other	3,635,852	3.4
			4,981,825	4.6

66	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Social Choice Low Carbon Equity Fund  ■  April 30, 2018

Shares	Company	Value	% of net assets
TELECOMMUNICATION SERVICES
24,767	Verizon Communications, Inc	$1,222,252	1.2%
	Other	767,663	0.7
		1,989,915	1.9
TRANSPORTATION
6,804	Union Pacific Corp	909,219	0.8
6,394	United Parcel Service, Inc (Class B)	725,719	0.7
	Other	783,610	0.7
		2,418,548	2.2
UTILITIES		3,176,086	3.0
	TOTAL COMMON STOCKS (Cost $90,390,307)	105,525,794	98.0
Principal	Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$1,500,000	Federal Home Loan Bank (FHLB) 1.580%, 05/01/18	$1,500,000	1.4%
		1,500,000	1.4
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,500,000)	1,500,000	1.4
	TOTAL PORTFOLIO (Cost $91,890,307)	107,025,794	99.4
	OTHER ASSETS & LIABILITIES, NET	677,125	0.6
	NET ASSETS	$107,702,919	100.0%

*	Non-income producing
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of April 30, 2018 were as follows (See Note 3):

	Number of					Unrealized
	long (short	)				appreciation
Description	contracts		Expiration date	Notional amount	Value	(depreciation	)
S&P 500 E Mini Index	12		6/15/18	$1,605,390	$1,588,200	$(17,190)

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	67

Summary portfolio of investments (unaudited)

Emerging Markets Equity Fund  ■  April 30, 2018

Principal		Issuer	Value	% of net assets
BONDS
CORPORATE BOND
HONG KONG			$53	0.0%
	TOTAL CORPORATE BONDS (Cost $534,000)		53	0.0
	TOTAL BONDS (Cost $534,000)		53	0.0
EQUITY LINKED NOTES
UNITED STATES
$1,039,088	*,j	Morgan Stanley BV
		0.000%, 07/02/18	23,160,440	1.5
			23,160,440	1.5
	TOTAL EQUITY LINKED NOTES (Cost $17,956,745)		23,160,440	1.5

Shares		Company
COMMON STOCKS
ARGENTINA
878,080		BBVA Banco Frances S.A. (ADR)	19,537,280	1.3
268,500		Grupo Financiero Galicia S.A. (ADR) (Class B)	17,162,520	1.2
676,485	*	Loma Negra Cia Industrial Argentina S.A. (ADR)	14,030,299	0.9
			50,730,099	3.4
BRAZIL
3,285,000	*	B2W Companhia Global Do Varejo	27,099,937	1.8
2,127,100		Banco do Brasil S.A.	22,283,789	1.5
2,214,400		Cia Brasileira de Distribuicao Grupo Pao de Acucar	49,765,846	3.3
4,526,400		Lojas Americanas S.A.(Preference)	25,776,913	1.7
1,676,867		Via Varejo S.A.	14,240,350	0.9
		Other	23,213,747	1.6
			162,380,582	10.8
CHINA
547,254	*	Alibaba Group Holding Ltd (ADR)	97,706,729	6.5
71,900	*	Baidu, Inc (ADR)	18,039,710	1.2
66,838,000		Bank of China Ltd	36,281,742	2.4
2,048,800	e	Byd Co Ltd	14,323,300	1.0
5,124,000		China Overseas Land & Investment Ltd	17,168,636	1.1
14,443,400		CNOOC Ltd	24,434,087	1.6
4,681,400		Ping An Insurance Group Co of China Ltd	45,743,831	3.1
151,600	*	Sina Corp	14,483,864	1.0
590,900		Yum China Holdings, Inc	25,266,884	1.7
		Other	21,678,822	1.5
			315,127,605	21.1
COLOMBIA			11,377,088	0.8
HONG KONG
2,075,060		Melco Crown Entertainment Ltd (ADR)	64,762,623	4.3
21,294,800		Sun Art Retail Group Ltd	23,934,336	1.6
		Other	820	0.0
			88,697,779	5.9
Shares		Company	Value	% of net assets
INDIA
4,690,200		ICICI Bank Ltd	$19,951,362	1.3%
4,484,400		ITC Ltd	18,863,066	1.3
1,991,700		LIC Housing Finance Ltd	16,230,819	1.1
2,956,600		Reliance Industries Ltd	42,490,267	2.8
3,467,200	*	Tata Motors Ltd	17,526,470	1.2
3,438,400		Yes Bank Ltd	18,559,955	1.2
		Other	23,118,049	1.6
			156,739,988	10.5
INDONESIA			11,267,919	0.8
ITALY
7,896,800		Prada S.p.A	40,067,616	2.7
			40,067,616	2.7
JAPAN
46,099		Nintendo Co Ltd	19,369,700	1.3
			19,369,700	1.3
KOREA, REPUBLIC OF
60,400		E-Mart Co Ltd	15,204,773	1.0
68,500		Hyundai Mobis	15,863,473	1.1
210,800		Samsung Electro-Mechanics Co Ltd	23,147,262	1.6
20,072	m	Samsung Electronics Co Ltd	49,750,592	3.3
147,900		Samsung SDI Co Ltd	25,184,365	1.7
546,900		Shinhan Financial Group Co Ltd	24,351,631	1.6
		Other	22,732,688	1.5
			176,234,784	11.8
MEXICO
8,514,500	*	Becle SAB de C.V.	14,422,984	1.0
			14,422,984	1.0
PERU
1,086,259		Cia de Minas Buenaventura S.A. (ADR) (Series B)	17,325,831	1.2
			17,325,831	1.2
PHILIPPINES			21,120,226	1.4
PORTUGAL			8,798,308	0.6
RUSSIA
491,100	*	X 5 Retail Group NV (GDR)	13,975,272	0.9
		Other	11,307,890	0.8
			25,283,162	1.7
SINGAPORE
1,742,200	*	Sea Ltd (ADR)	18,275,678	1.2
			18,275,678	1.2
SOUTH AFRICA
1,271,000		Barclays Africa Group Ltd	18,658,668	1.2
275,217		Naspers Ltd (N Shares)	67,048,238	4.5
3,224,100		Woolworths Holdings Ltd	16,569,082	1.1
			102,275,988	6.8
SRI LANKA			12,472,271	0.8

68	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Emerging Markets Equity Fund  ■  April 30, 2018

Shares		Company	Value	% of net assets
TAIWAN
7,617,500		ASE Industrial Holding Co Ltd	$20,674,471	1.4%
2,537,000		Bizlink Holdings Inc	18,734,247	1.2
13,923,400		Fubon Financial Holding Co Ltd	23,820,944	1.6
3,149,500		MediaTek, Inc	35,821,166	2.4
			99,050,828	6.6
THAILAND
3,210,400		Siam Commercial Bank PCL (ADR)	13,297,887	0.9
			13,297,887	0.9
TURKEY
4,825,400		Turkcell Iletisim Hizmet AS	16,614,700	1.1
			16,614,700	1.1
UNITED ARAB EMIRATES
9,136,200		Emaar Properties PJSC	14,401,427	1.0
			14,401,427	1.0
URUGUAY
7,387,596	a	Arcos Dorados Holdings, Inc	67,227,124	4.5
			67,227,124	4.5
	TOTAL COMMON STOCKS (Cost $1,330,689,582)		1,462,559,574	97.9
PREFERRED STOCKS
PHILIPPINES			3,327	0.0
	TOTAL PREFERRED STOCKS (Cost $4,057)		3,327	0.0
PURCHASED OPTIONS
UNITED STATES			338,431	0.0
	TOTAL PURCHASED OPTIONS (Cost $666,270)		338,431	0.0
Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			$7,300,000	0.5%
TREASURY DEBT
$14,875,000		United States Treasury Bill 1.611%–1.634%, 05/03/18	14,873,707	1.0
			14,873,707	1.0

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
13,216,475	c	State Street Navigator Securities Lending Government Money Market Portfolio	13,216,475	0.8
			13,216,475	0.8
	TOTAL SHORT-TERM INVESTMENTS (Cost $35,390,130)		35,390,182	2.3
	TOTAL PORTFOLIO (Cost $1,385,240,784)		1,521,452,007	101.7
	OTHER ASSETS & LIABILITIES, NET		(25,956,987)	(1.7)
	NET ASSETS		$1,495,495,020	100.0%

Abbreviation(s):

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $11,492,468.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Over the counter purchased options outstanding as of April 30, 2018 were as follows (See Note 3):

Description/		Number of
underlying investment	Counterparty	contracts	Notional amount	Exercise price	Expiration date	Value
Tencent Holdings Ltd, Call	Citigroup NA New York	7,300	$666,270	$410.00	5/30/18	$338,431

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	69

Summary of market values by sector (unaudited)

Emerging Markets Equity Fund  ■  April 30, 2018

Sector	Value	% of net assets
CONSUMER DISCRETIONARY	$462,964,865	31.0%
FINANCIALS	345,663,494	23.1
INFORMATION TECHNOLOGY	333,998,657	22.3
CONSUMER STAPLES	156,341,671	10.5
ENERGY	66,924,354	4.5
INDUSTRIALS	40,612,334	2.7
REAL ESTATE	31,573,389	2.1
MATERIALS	31,356,922	2.1
TELECOMMUNICATION SERVICES	16,614,700	1.1
HEALTH CARE	11,439	0.0
SHORT-TERM INVESTMENTS	35,390,182	2.3
OTHER ASSETS & LIABILITIES, NET	(25,956,987)	(1.7)
NET ASSETS	$1,495,495,020	100.0%

70	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Enhanced International Equity Index Fund  ■  April 30, 2018

Shares		Company	Value	% of net assets
COMMON STOCKS
AUSTRALIA
227,213		Macquarie Group Ltd	$18,503,829	0.9%
		Other	95,763,644	5.0
			114,267,473	5.9
AUSTRIA			10,044,492	0.5
BELGIUM
205,445		KBC Groep NV	17,861,387	1.0
		Other	501,237	0.0
			18,362,624	1.0
CHINA			252,542	0.0
DENMARK			25,142,349	1.3
FINLAND
581,115		UPM-Kymmene Oyj	20,735,111	1.1
		Other	7,316,203	0.4
			28,051,314	1.5
FRANCE
761,492	e	AXA S.A.	21,777,631	1.1
336,470		BNP Paribas	25,975,234	1.4
131,348		Cap Gemini S.A.	18,068,983	0.9
187,296		Faurecia	15,294,378	0.8
45,921		LVMH Moet Hennessy Louis Vuitton S.A.	15,981,050	0.8
677,883	e	Peugeot S.A.	16,691,904	0.9
323,842	e	Sanofi-Aventis	25,603,681	1.3
		Other	61,807,764	3.2
			201,200,625	10.4
GERMANY
120,007		Allianz AG.	28,384,512	1.5
144,026		BASF SE	14,984,956	0.8
193,072	g	Covestro AG.	17,543,453	0.9
523,305		Deutsche Lufthansa AG.	15,209,970	0.8
80,230		Volkswagen AG.	16,334,761	0.8
		Other	81,248,049	4.2
			173,705,701	9.0
HONG KONG
2,065,575		AIA Group Ltd	18,460,452	1.0
		Other	52,240,258	2.7
			70,700,710	3.7
IRELAND			5,331,804	0.3
ISRAEL			11,105,228	0.6
ITALY
914,414		UniCredit S.p.A.	19,824,416	1.0
		Other	28,161,736	1.5
			47,986,152	2.5
Shares		Company	Value	% of net assets
JAPAN
448,300		Canon, Inc	$15,421,149	0.8%
905,400		Dai-ichi Mutual Life Insurance Co	17,974,495	0.9
398,300		Daiwa House Industry Co Ltd	14,562,344	0.7
661,400		Kirin Brewery Co Ltd	18,564,843	1.0
530,985		Mitsubishi Corp	14,642,203	0.8
439,500		Sony Corp	20,527,330	1.1
286,791		Suzuki Motor Corp	15,414,394	0.8
79,200		Tokyo Electron Ltd	15,210,591	0.8
450,676		Toyota Motor Corp	29,551,882	1.5
		Other	296,378,631	15.4
			458,247,862	23.8
LUXEMBOURG			1,089,274	0.1
NETHERLANDS
775,415		Koninklijke Ahold Delhaize NV	18,706,480	1.0
242,027		Randstad Holdings NV	15,577,657	0.8
597,388		Royal Dutch Shell plc (A Shares)	20,783,841	1.1
488,848		Royal Dutch Shell plc (B Shares)	17,451,301	0.9
		Other	23,824,491	1.2
			96,343,770	5.0
NEW ZEALAND			2,533,921	0.1
NORWAY
735,718		Telenor ASA	16,284,307	0.8
		Other	3,568,403	0.2
			19,852,710	1.0
PORTUGAL			5,402,059	0.3
SINGAPORE
668,100		United Overseas Bank Ltd	15,128,596	0.8
		Other	8,379,980	0.4
			23,508,576	1.2
SPAIN
2,509,064	e	Banco Santander S.A.	16,210,865	0.9
995,451		Repsol YPF S.A.	18,995,995	1.0
		Other	19,993,335	1.0
			55,200,195	2.9
SWEDEN
823,271	e	Sandvik AB	14,037,120	0.7
876,874		Volvo AB (B Shares)	14,859,831	0.8
		Other	25,736,258	1.3
			54,633,209	2.8
SWITZERLAND
450,067		Nestle S.A.	34,866,725	1.8
463,017		Novartis AG.	35,640,406	1.9
123,839		Roche Holding AG.	27,515,460	1.4
		Other	45,206,956	2.3
			143,229,547	7.4

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	71

Summary portfolio of investments (unaudited)	concluded

Enhanced International Equity Index Fund   ■  April 30, 2018

Shares	Company	Value	% of net assets
UNITED KINGDOM
615,441	Ashtead Group plc	$17,092,478	0.9%
403,893	BP plc (ADR)	18,009,589	0.9
553,251	British American Tobacco plc	30,344,422	1.6
1,575,360	HSBC Holdings plc	15,684,248	0.8
4,799,474	Legal & General Group plc	17,775,983	0.9
24,700,050	Lloyds TSB Group plc	21,907,631	1.1
401,685	Persimmon plc	15,005,107	0.8
430,652	Rio Tinto plc	23,473,071	1.2
888,086	Smith & Nephew plc	17,007,765	0.9
	Other	140,140,686	7.3
		316,440,980	16.4
UNITED STATES
250,000	iShares MSCI EAFE Index Fund	17,685,000	0.9
		17,685,000	0.9
	TOTAL COMMON STOCKS (Cost $1,694,308,706)	1,900,318,117	98.6

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		11,300,000	0.6
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
93,162,405	c	State Street Navigator Securities Lending Government Money Market Portfolio	$93,162,405	4.8%
			93,162,405	4.8
	TOTAL SHORT-TERM INVESTMENTS (Cost $104,462,405)		104,462,405	5.4
	TOTAL PORTFOLIO (Cost $1,798,771,111)		2,004,780,522	104.0
	OTHER ASSETS & LIABILITIES, NET		(77,799,532)	(4.0)
	NET ASSETS		$1,926,980,990	100.0%

Abbreviation(s):

ADR American Depositary Receipt

c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $88,258,470.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/18, the aggregate value of these securities, including those in “Other,” was $45,064,672 or 2.3% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

Enhanced International Equity Index Fund   ■  April 30, 2018

Sector	Value	% of net assets
FINANCIALS	$415,919,470	21.5%
INDUSTRIALS	273,410,640	14.2
CONSUMER DISCRETIONARY	235,568,490	12.2
CONSUMER STAPLES	201,442,941	10.5
HEALTH CARE	187,789,625	9.8
MATERIALS	152,844,179	7.9
INFORMATION TECHNOLOGY	122,464,283	6.4
ENERGY	110,055,366	5.7
TELECOMMUNICATION SERVICES	71,644,086	3.7
REAL ESTATE	66,884,372	3.5
UTILITIES	62,294,665	3.2
SHORT-TERM INVESTMENTS	104,462,405	5.4
OTHER ASSETS & LIABILITIES, NET	(77,799,532)	(4.0)
NET ASSETS	$1,926,980,990	100.0%

72	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

International Equity Fund   ■  April 30, 2018

Shares		Company	Value	% of net assets
COMMON STOCKS
ARGENTINA
1,640,523		Grupo Supervielle S.A. (ADR)	$45,836,212	0.9%
		Other	24,824,052	0.5
			70,660,264	1.4
AUSTRIA
1,693,731		Wienerberger AG.	42,678,457	0.8
			42,678,457	0.8
CHINA
390,628		Tencent Holdings Ltd	19,204,399	0.4
		Other	16,546,373	0.3
			35,750,772	0.7
DENMARK
447,877		DSV AS	35,469,943	0.7
			35,469,943	0.7
FRANCE
4,742,235		Accor S.A.	268,039,945	5.3
2,555,252	*,e,g	ALD S.A.	43,135,489	0.8
4,146,685		Credit Agricole S.A.	68,284,911	1.3
278,869		Kering	161,324,563	3.2
744,926		Nexity	46,580,384	0.9
1,766,977		Schneider Electric S.A.	160,166,530	3.2
1,131,895		Valeo S.A.	75,677,606	1.5
1,278,983	e	Vinci S.A.	127,877,380	2.5
		Other	13,782,217	0.3
			964,869,025	19.0
GERMANY
1,148,541		Bayerische Motoren Werke AG.	127,696,952	2.5
310,956		Continental AG.	82,818,355	1.6
2,221,181		Daimler AG. (Registered)	174,624,918	3.5
1,763,249		Lanxess AG.	130,611,422	2.6
1,301,726	*	Linde AG. (Tender)	288,378,216	5.7
6,351,498		TUI AG. (DI)	143,632,275	2.8
			947,762,138	18.7
HONG KONG
2,076,710		Melco Crown Entertainment Ltd (ADR)	64,814,119	1.3
			64,814,119	1.3
INDIA
3,096,550		Asian Paints Ltd	55,617,146	1.1
150,916		Eicher Motors Ltd	70,184,384	1.4
2,826,496		HDFC Bank Ltd	82,021,958	1.6
5,450,317		Housing Development Finance Corp	153,489,568	3.0
2,796,705		IndusInd Bank Ltd	79,185,228	1.6
			440,498,284	8.7
ITALY
7,137,882		Mediobanca S.p.A.	86,493,402	1.7
1,459,761		Moncler S.p.A	65,794,165	1.3
10,219,745		Prada S.p.A	51,854,020	1.0
10,524,978		UniCredit S.p.A.	228,180,614	4.5
			432,322,201	8.5
Shares		Company	Value	% of net assets
JAPAN
553,914		Dentsu, Inc	$26,240,424	0.5%
12,155,895		Hitachi Ltd	88,720,484	1.7
2,189,815		Ishikawajima-Harima Heavy Industries Co Ltd	71,576,676	1.4
9,919,592		JX Holdings, Inc	64,663,467	1.3
2,793,377		Komatsu Ltd	95,222,611	1.9
1,160,573		Konami Corp	56,994,735	1.1
182,436		Nintendo Co Ltd	76,655,255	1.5
719,288		Shin-Etsu Chemical Co Ltd	72,180,302	1.4
3,434,065		Sony Corp	160,391,775	3.2
2,494,600		Toyota Motor Corp	163,576,769	3.2
		Other	8,382,756	0.2
			884,605,254	17.4
KOREA, REPUBLIC OF			15,607,495	0.3
NETHERLANDS			16,921,641	0.3
RUSSIA
1,291,596		Sberbank of Russian Federation (ADR)	19,097,865	0.4
			19,097,865	0.4
SWEDEN
2,041,997		Electrolux AB (Series B)	53,738,547	1.1
			53,738,547	1.1
SWITZERLAND
13,843,966		Credit Suisse Group	233,495,516	4.6
256,182	e	Vifor Pharma AG.	40,428,400	0.8
		Other	20,511,683	0.4
			294,435,599	5.8
UNITED KINGDOM
7,941,541		CNH Industrial NV	97,717,064	1.9
233,908,745		Lloyds TSB Group plc	207,464,619	4.1
734,014		Reckitt Benckiser Group plc	57,581,915	1.2
47,345,161		Tesco plc	153,347,938	3.0
6,482,741		Travis Perkins plc	112,888,691	2.2
2,752,595		WPP plc	47,234,864	0.9
		Other	19,069,936	0.4
			695,305,027	13.7
	TOTAL COMMON STOCKS (Cost $4,288,016,736)		5,014,536,631	98.8

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$34,350,000		Federal Home Loan Bank (FHLB) 1.580%, 05/01/18	34,350,000	0.7
			34,350,000	0.7

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	73

Summary portfolio of investments (unaudited)	concluded

International Equity Fund  ■  April 30, 2018

Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
169,362,737	c	State Street Navigator Securities Lending Government Money Market Portfolio	$169,362,737	3.3%
			169,362,737	3.3
	TOTAL SHORT-TERM INVESTMENTS (Cost $203,712,737)		203,712,737	4.0
	TOTAL PORTFOLIO (Cost $4,491,729,473)		5,218,249,368	102.8
	OTHER ASSETS & LIABILITIES, NET		(142,050,679)	(2.8)
	NET ASSETS		$5,076,198,689	100.0%

Abbreviation(s):

ADR  American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $161,894,437.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/18, the aggregate value of these securities, including those in “Other,” was $43,135,489 or 0.8% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

International Equity Fund   ■  April 30, 2018

Sector	Value	% of net assets
CONSUMER DISCRETIONARY	$1,667,459,298	32.7%
FINANCIALS	1,216,249,071	24.0
INDUSTRIALS	865,005,236	17.0
MATERIALS	601,590,416	11.9
INFORMATION TECHNOLOGY	282,111,496	5.6
CONSUMER STAPLES	227,851,493	4.5
ENERGY	64,663,467	1.3
REAL ESTATE	46,580,384	0.9
HEALTH CARE	43,025,770	0.9
SHORT-TERM INVESTMENTS	203,712,737	4.0
OTHER ASSETS & LIABILITIES, NET	(142,050,679)	(2.8)
NET ASSETS	$5,076,198,689	100.0%

74	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

International Opportunities Fund   ■  April 30, 2018

Shares		Company	Value	% of net assets
COMMON STOCKS
AUSTRALIA
934,508		BHP Billiton Ltd	$21,801,369	1.4%
		Other	20,465,241	1.3
			42,266,610	2.7
AUSTRIA			15,445,619	1.0
BRAZIL
1,469,637		Banco Itau Holding Financeira S.A.	21,399,345	1.4
2,635,900		Localiza Rent A Car	20,985,171	1.4
1,897,600		Via Varejo S.A.	16,114,866	1.0
		Other	14,117,998	0.9
			72,617,380	4.7
CANADA
405,366		Alimentation Couche Tard, Inc	17,525,501	1.1
230,600	e	Bank of Montreal	17,512,992	1.1
252,165		Dollarama, Inc	29,027,600	1.9
130,400	*	Shopify, Inc (Class A) (Toronto)	17,469,609	1.1
541,721		Suncor Energy, Inc	20,716,150	1.4
		Other	24,401,769	1.6
			126,653,621	8.2
CHINA
1,226,600		Sunny Optical Technology Group Co Ltd	20,015,202	1.3
744,000		Tencent Holdings Ltd	36,577,185	2.4
412,400		Yum China Holdings, Inc	17,634,224	1.1
		Other	19,038,429	1.2
			93,265,040	6.0
DENMARK
510,300		Novo Nordisk AS	23,998,345	1.5
			23,998,345	1.5
FINLAND
296,996		Sampo Oyj (A Shares)	16,062,031	1.0
		Other	8,574,910	0.6
			24,636,941	1.6
FRANCE
72,612	e	L’Oreal S.A.	17,484,217	1.1
135,639	*	Teleperformance	21,797,502	1.4
		Other	14,120,933	0.9
			53,402,652	3.4
GERMANY
144,082		Beiersdorf AG.	16,301,176	1.0
162,151		Fresenius Medical Care AG.	16,453,586	1.1
108,757	*	Linde AG. (Tender)	24,093,511	1.5
145,300		Wirecard AG.	19,659,235	1.3
			76,507,508	4.9
HONG KONG
2,685,000		AIA Group Ltd	23,996,375	1.6
654,902		Melco Crown Entertainment Ltd (ADR)	20,439,491	1.3
			44,435,866	2.9
INDIA			13,227,903	0.9
INDONESIA			15,750,821	1.0
Shares		Company	Value	% of net assets
IRELAND
491,610		CRH plc	$17,457,757	1.1%
706,986		Keywords Studios plc	17,694,725	1.2
484,389		Smurfit Kappa Group plc	20,648,536	1.3
			55,801,018	3.6
ITALY
597,689		Moncler S.p.A	26,938,964	1.7
423,963	*	Yoox S.p.A	19,398,229	1.3
			46,337,193	3.0
JAPAN
187,700	e	GMO Payment Gateway, Inc	18,574,885	1.2
563,100	e	MonotaRO Co Ltd	19,627,470	1.3
42,700		Nintendo Co Ltd	17,941,521	1.2
354,000		Paltac Corp	17,718,593	1.1
		Other	150,875,469	9.7
			224,737,938	14.5
NETHERLANDS
107,047	e	ASML Holding NV	20,380,006	1.3
1,165,720	e	ING Groep NV	19,642,977	1.3
			40,022,983	2.6
NORWAY
815,986		Aker BP ASA	26,763,978	1.7
944,257	e	DNB NOR Holding ASA	17,658,869	1.2
790,055		Statoil ASA	20,203,841	1.3
		Other	10,728,152	0.7
			75,354,840	4.9
PHILIPPINES			25,021,290	1.6
PORTUGAL			15,730,609	1.0
SPAIN
279,399		Amadeus IT Holding S.A.	20,384,892	1.3
		Other	8,466	0.0
			20,393,358	1.3
SWEDEN
411,035		Hexagon AB (B Shares)	23,732,702	1.5
		Other	27,729,035	1.8
			51,461,737	3.3
SWITZERLAND
81,367		Lonza Group AG.	19,880,548	1.3
222,935		Novartis AG.	17,160,264	1.1
			37,040,812	2.4
TAIWAN			21,975,638	1.4
UNITED KINGDOM
1,191,980		Ashtead Group plc	33,104,541	2.1
2,404,119		Beazley plc	19,527,027	1.3
543,423		Fevertree Drinks plc	21,121,811	1.4
1,517,394	*	Just Eat plc	16,154,009	1.0
2,088,815		Vesuvius plc	16,868,926	1.1
		Other	118,893,765	7.7
			225,670,079	14.6

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	75

Summary portfolio of investments (unaudited)	concluded

International Opportunities Fund  ■  April 30, 2018

Shares	Company	Value	% of net assets
UNITED STATES
832,500	Burford Capital Ltd	$16,434,654	1.1%
		16,434,654	1.1
	TOTAL COMMON STOCKS (Cost $1,035,157,130)	1,458,190,455	94.1

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$27,150,000	Federal Home Loan Bank (FHLB) 1.580%, 05/01/18	27,150,000	1.8
		27,150,000	1.8
TREASURY DEBT
21,850,000	United States Treasury Bill 1.603%, 05/10/18	21,841,615	1.4
17,760,000	United States Treasury Bill 1.638%, 05/17/18	17,747,430	1.1
	Other	14,120,573	0.9
		53,709,618	3.4
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
195,042,464	c	State Street Navigator Securities Lending Government Money Market Portfolio	$195,042,464	12.6%
			195,042,464	12.6
	TOTAL SHORT-TERM INVESTMENTS (Cost $275,901,398)		275,902,082	17.8
	TOTAL PORTFOLIO (Cost $1,311,058,528)		1,734,092,537	111.9
	OTHER ASSETS & LIABILITIES, NET		(184,809,785)	(11.9)
	NET ASSETS		$1,549,282,752	100.0%

Abbreviation(s):

ADR  American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $182,744,276.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/18, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $17,464,729 or 1.1% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

International Opportunities Fund   ■  April 30, 2018

Sector	Value	% of net assets
INFORMATION TECHNOLOGY	$340,490,527	21.8%
CONSUMER DISCRETIONARY	274,933,378	17.8
FINANCIALS	227,081,149	14.7
INDUSTRIALS	203,971,772	13.2
MATERIALS	107,015,484	6.9
HEALTH CARE	102,481,070	6.6
CONSUMER STAPLES	98,719,139	6.4
ENERGY	88,520,144	5.7
REAL ESTATE	14,969,326	1.0
TELECOMMUNICATION SERVICES	8,466	0.0
SHORT-TERM INVESTMENTS	275,902,082	17.8
OTHER ASSETS & LIABILITIES, NET	(184,809,785)	(11.9)
NET ASSETS	$1,549,282,752	100.0%

76	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

International Small-Cap Equity Fund   ■  April 30, 2018

Shares	Company	Value	% of net assets
COMMON STOCKS
AUSTRALIA
239,000	Ansell Ltd	$4,669,568	0.5%
4,067,714	Beach Petroleum Ltd	4,797,466	0.5
922,800	Downer EDI Ltd	4,749,445	0.5
3,486,000	Metcash Ltd	9,409,095	0.9
Other	16,158,604	1.6
39,784,178	4.0
AUSTRIA	9,391,266	0.9
BELGIUM	6,576,950	0.7
BRAZIL	14,009,889	1.4
CANADA
179,000	e	Genworth MI Canada, Inc	5,785,661	0.6
Other	47,067,316	4.7
52,852,977	5.3
CHILE	2,132,934	0.2
CHINA
5,115,000	g	Universal Medical Financial & Technical Advisory
Services Co Ltd	4,718,044	0.5
Other	42,485,916	4.3
47,203,960	4.8
CZECH REPUBLIC	766,235	0.1
DENMARK
170,000	Topdanmark AS	7,995,044	0.8
Other	4,864,683	0.5
12,859,727	1.3
EGYPT	1,848,893	0.2
FINLAND	5,276,347	0.5
FRANCE
140,000	Compagnie Plastic-Omnium S.A.	6,728,045	0.7
Other	13,656,080	1.4
20,384,125	2.1
GERMANY
289,000	g	Deutsche Pfandbriefbank AG.	4,674,914	0.5
108,000	Salzgitter AG.	5,930,888	0.6
Other	23,690,035	2.4
34,295,837	3.5
GREECE	3,585,793	0.4
HONG KONG	11,228,832	1.1
HUNGARY	1,032,607	0.1
INDIA	17,882,422	1.8
INDONESIA	3,702,767	0.4
IRELAND	4,362,587	0.4
Shares		Company	Value	% of net assets
ISRAEL
248,000		Plus500 Ltd	$4,819,148	0.5%
63,000	*	SodaStream International Ltd	5,952,870	0.6
		Other	5,838,481	0.6
			16,610,499	1.7
ITALY
1,826,000		Iride S.p.A.	5,547,744	0.6
1,017,000		Italgas S.p.A	6,581,117	0.7
		Other	17,292,778	1.7
			29,421,639	3.0
JAPAN
345,000		Keihin Corp	6,815,151	0.7
157,200		Kumagai Gumi Co Ltd	5,349,265	0.5
180,000		Kyowa Exeo Corp	4,680,923	0.5
221,000		Maeda Road Construction Co Ltd	4,768,630	0.5
141,000		Maruha Nichiro Corp	4,746,099	0.5
330,000		Nipro Corp	4,749,664	0.5
339,000		Nisshinbo Industries, Inc	4,777,349	0.5
611,000		Penta-Ocean Construction Co Ltd	4,815,182	0.5
397,000		Showa Corp	5,967,266	0.6
2,259,000		Sojitz Holdings Corp	7,436,080	0.7
305,000		Sumitomo Forestry Co Ltd	5,053,922	0.5
208,000		UBE Industries Ltd	6,336,549	0.6
22,000		V Technology Co Ltd	5,720,837	0.6
		Other	156,785,876	15.8
			228,002,793	23.0
KOREA, REPUBLIC OF
713,000	*	Doosan Infracore Co Ltd	6,784,222	0.7
		Other	36,026,840	3.6
			42,811,062	4.3
MALAYSIA			3,174,471	0.3
MEXICO			4,015,035	0.4
NETHERLANDS
133,000	e	BE Semiconductor Industries NV	9,192,052	0.9
		Other	4,669,213	0.5
			13,861,265	1.4
NEW ZEALAND			4,464,616	0.4
NORWAY
87,000		Aker ASA (A Shares)	5,437,452	0.6
200,000		TGS Nopec Geophysical Co ASA	6,306,782	0.6
		Other	13,232,851	1.3
			24,977,085	2.5
PAKISTAN			1,247,691	0.1
PHILIPPINES			190,683	0.0
PORTUGAL
3,457,000		Sonae SPGS S.A.	4,701,023	0.4
		Other	3,716,312	0.4
			8,417,335	0.8
RUSSIA			2,558,901	0.3

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	77

Summary portfolio of investments (unaudited)	concluded

International Small-Cap Equity Fund   ■  April 30, 2018

Shares	Company	Value	% of net assets
SINGAPORE		$8,249,215	0.8%
SOUTH AFRICA
196,000	Astral Foods Ltd	4,832,151	0.5
	Other	4,826,216	0.5
		9,658,367	1.0
SPAIN
183,000	Cie Automotive S.A.	6,840,881	0.7
800,000	Ence Energia y Celulosa S.A.	6,171,933	0.6
	Other	9,559,202	1.0
		22,572,016	2.3
SWEDEN
1,319,000	Ssab Svenskt Stal AB (Series B)	5,967,509	0.6
668,000	Svenska Cellulosa AB (B Shares)	7,397,875	0.8
	Other	22,903,541	2.3
		36,268,925	3.7
SWITZERLAND
1,487,000	Ferrexpo plc	4,814,441	0.5
6,000	Georg Fischer AG.	7,458,341	0.7
715,000	OC Oerlikon Corp AG.	11,543,132	1.2
	Other	13,120,256	1.3
		36,936,170	3.7
TAIWAN
2,701,000	Gigabyte Technology Co Ltd	5,905,986	0.6
	Other	35,537,417	3.6
		41,443,403	4.2
THAILAND
8,876,000	Siamgas & Petrochemicals PCL (Foreign)	8,414,393	0.9
2,890,000	Thanachart Capital PCL	4,907,430	0.5
	Other	1,144,847	0.1
		14,466,670	1.5
TURKEY		7,074,894	0.7
UNITED ARAB EMIRATES		5,536,530	0.6
UNITED KINGDOM
110,000	Bellway plc	5,012,293	0.5
145,000	Fevertree Drinks plc	5,635,872	0.6
1,284,000	IG Group Holdings plc	14,661,343	1.5
576,000	Redrow plc	4,963,447	0.5
569,354	SSP Group plc	5,094,896	0.5
185,000	WH Smith plc	4,958,590	0.5
	Other	70,222,352	7.1
		110,548,793	11.2
UNITED STATES		525,045	0.0
	TOTAL COMMON STOCKS (Cost $858,330,257)	962,211,429	97.1
Shares		Company	Value	% of net assets
RIGHTS / WARRANTS
MALAYSIA			$23,519	0.0%
	TOTAL RIGHTS / WARRANTS (Cost $0)		23,519	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			2,150,000	0.2

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
33,602,672	c	State Street Navigator Securities Lending Government Money Market Portfolio	33,602,672	3.4
			33,602,672	3.4
	TOTAL SHORT-TERM INVESTMENTS (Cost $35,752,672)		35,752,672	3.6
	TOTAL PORTFOLIO (Cost $894,082,929)		997,987,620	100.7
	OTHER ASSETS & LIABILITIES, NET		(7,375,304)	(0.7)
	NET ASSETS		$990,612,316	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $31,320,467.
g	Security is exempt from registrration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/18, the aggregate value of these securities, including those in “Other,” was $37,289,063 or 3.8% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

78	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary of market values by sector (unaudited)

International Small-Cap Equity Fund   ■  April 30, 2018

Sector	Value	% of net assets
INDUSTRIALS	$185,903,798	18.9%
CONSUMER DISCRETIONARY	145,709,324	14.7
MATERIALS	115,340,889	11.6
FINANCIALS	98,321,496	9.9
REAL ESTATE	97,330,540	9.8
INFORMATION TECHNOLOGY	97,328,172	9.8
HEALTH CARE	70,649,645	7.1
CONSUMER STAPLES	60,090,596	6.1
ENERGY	45,623,771	4.6
UTILITIES	37,982,338	3.8
TELECOMMUNICATION SERVICES	7,954,379	0.8
SHORT-TERM INVESTMENTS	35,752,672	3.6
OTHER ASSETS & LIABILITIES, NET	(7,375,304)	(0.7)
NET ASSETS	$990,612,316	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	79

Summary portfolio of investments (unaudited)

Social Choice International Equity Fund   ■  April 30, 2018

Shares		Company	Value	% of net assets
COMMON STOCKS
AUSTRALIA
17,594		Australia & New Zealand Banking Group Ltd	$353,678	0.6%
8,791		Commonwealth Bank of Australia	473,346	0.9
16,344		National Australia Bank Ltd	355,303	0.6
18,675		Westpac Banking Corp	401,147	0.7
		Other	1,967,732	3.7
			3,551,206	6.5
AUSTRIA			184,319	0.3
BELGIUM			277,176	0.5
DENMARK
8,950		Novo Nordisk AS	420,900	0.8
		Other	471,931	0.9
			892,831	1.7
FINLAND			621,101	1.2
FRANCE
2,721		Air Liquide	353,666	0.6
12,089	e	AXA S.A.	345,729	0.6
3,997		Groupe Danone	323,780	0.6
546		Kering	315,859	0.6
1,329		L’Oreal S.A.	320,010	0.6
15,690		Orange S. A.	285,238	0.5
3,850		Schneider Electric S.A.	348,981	0.6
11,165		Total S.A.	701,739	1.3
		Other	2,781,948	5.2
			5,776,950	10.6
GERMANY
1,293		Adidas-Salomon AG.	317,780	0.6
2,279		Allianz AG.	539,038	1.0
4,698		BASF SE	488,796	0.9
2,603		Bayerische Motoren Werke AG.	289,406	0.5
6,662		Deutsche Post AG.	289,160	0.5
4,884		SAP AG.	542,640	1.0
3,869		Siemens AG.	491,343	0.9
		Other	1,963,304	3.6
			4,921,467	9.0
HONG KONG			1,811,786	3.3
IRELAND			321,593	0.6
ISRAEL			275,459	0.5
ITALY
89,635		Banca Intesa S.p.A.	340,967	0.6
		Other	630,164	1.2
			971,131	1.8
JAPAN
10,700		Honda Motor Co Ltd	367,930	0.7
11,500		KDDI Corp	308,701	0.6
573		Keyence Corp	349,404	0.6
10,773		Mitsubishi Corp	297,071	0.6
168,300		Mizuho Financial Group, Inc	304,495	0.6
10,600		NTT DoCoMo, Inc	273,841	0.5
7,500		Sony Corp	350,296	0.6
		Other	10,812,984	19.5
			13,064,722	23.7
Shares		Company	Value	% of net assets
LUXEMBOURG			$190,971	0.3%
NETHERLANDS
2,158	e	ASML Holding NV	410,848	0.7
22,455		ING Groep NV	378,378	0.7
6,436		Koninklijke Philips Electronics NV	272,412	0.5
		Other	735,765	1.3
			1,797,403	3.2
NEW ZEALAND			125,374	0.1
NORWAY			805,822	1.4
PORTUGAL			224,338	0.4
SINGAPORE
13,820		DBS Group Holdings Ltd	318,856	0.6
		Other	598,444	1.0
			917,300	1.6
SOUTH AFRICA			321,700	0.6
SPAIN
38,322		Banco Bilbao Vizcaya Argentaria S.A.	310,104	0.6
35,477		Iberdrola S.A.	274,093	0.5
		Other	1,214,449	2.1
			1,798,646	3.2
SWEDEN			1,760,146	3.2
SWITZERLAND
12,466		ABB Ltd	290,652	0.5
3,155		Cie Financiere Richemont S.A.	299,910	0.6
9,887		Novartis AG.	761,045	1.4
3,169		Roche Holding AG.	704,112	1.3
959		Zurich Financial Services AG.	306,339	0.6
		Other	1,820,608	3.3
			4,182,666	7.7
UNITED KINGDOM
25,635		GlaxoSmithKline plc	514,165	0.9
25,523		National Grid plc	295,300	0.6
15,446		Prudential plc	397,179	0.7
3,978		Reckitt Benckiser Group plc	312,066	0.6
26,395	*	Standard Chartered plc	277,254	0.5
84,046		Tesco plc	272,220	0.5
6,696		Unilever NV	383,872	0.7
7,303		Unilever plc	409,640	0.7
14,426	d	Vodafone Group plc (ADR)	424,269	0.8
		Other	5,768,020	10.5
			9,053,985	16.5
UNITED STATES			118,088	0.2
	TOTAL COMMON STOCKS (Cost $49,002,856)		53,966,180	98.1

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$1,650,000		Federal Home Loan Bank (FHLB) 1.580%, 05/01/18	1,650,000	3.0
			1,650,000	3.0

80	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Social Choice International Equity Fund  ■  April 30, 2018

Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
1,589,013	c	State Street Navigator Securities Lending Government Money Market Portfolio	$1,589,013	2.9%
			1,589,013	2.9
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,239,013)		3,239,013	5.9
	TOTAL PORTFOLIO (Cost $52,241,869)		57,205,193	104.0
	OTHER ASSETS & LIABILITIES, NET		(2,176,210)	(4.0)
	NET ASSETS		$55,028,983	100.0%

Abbreviations(s):

ADR  American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,510,434.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/18, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $137,578 or 0.3% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of April 30, 2018 were as follows (See Note 3):

	Number of long (short	)				Unrealized appreciation
Description	contracts		Expiration date	Notional amount	Value	(depreciation	)
MSCI EAFE Mini Index	6		6/15/18	$607,518	$607,950	$432

Summary of market values by sector (unaudited)

Social Choice International Equity Fund   ■  April 30, 2018

Sector	Value	% of net assets
FINANCIALS	$12,032,193	21.9%
INDUSTRIALS	7,669,460	13.9
CONSUMER DISCRETIONARY	7,226,599	13.1
HEALTH CARE	5,073,211	9.2
MATERIALS	4,803,364	8.7
CONSUMER STAPLES	4,791,004	8.7
INFORMATION TECHNOLOGY	3,363,012	6.1
ENERGY	2,528,482	4.6
UTILITIES	2,284,532	4.2
TELECOMMUNICATION SERVICES	2,242,927	4.1
REAL ESTATE	1,951,396	3.6
SHORT-TERM INVESTMENTS	3,239,013	5.9
OTHER ASSETS & LIABILITIES, NET	(2,176,210)	(4.0)
NET ASSETS	$55,028,983	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	81

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds  ■  April 30, 2018

	Enhanced Large-Cap Growth Index Fund	Enhanced Large-Cap Value Index Fund	Growth & Income Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Small-Cap Equity Fund	Small/ Mid-Cap Equity Fund	Social Choice Equity Fund
ASSETS
Portfolio investments, at value*†	$2,744,291,947	$2,515,363,384	$6,888,605,413	$5,179,341,847	$6,855,563,824	$1,627,269,592	$4,035,888,762	$3,661,671,259	$703,409,370	$3,357,098,852
Cash	11,327	43,433	57,472	7,276	—	50,370	33,754	36,106	8,962	10,390
Cash – foreign^	—	—	377,872	—	—	—	—	—	—	—
Receivable from securities transactions	—	—	48,266,529	43,630,283	19,552,872	34,784	30,708,647	37,484,060	4,816,179	20,973,379
Receivable from Fund shares sold	192,834	114,284	898,592	1,592,938	229,792	938,266	220,822	916,080	18,616	3,871,336
Dividends and interest receivable	1,414,129	2,438,985	5,837,406	1,360,479	6,309,203	367,861	2,018,557	338,371	135,634	3,103,957
Due from affiliates	7,484	6,923	—	—	—	—	13,796	—	—	—
Other	131,688	130,275	362,143	233,552	379,826	147,734	356,658	194,150	6,165	171,095
Total assets	2,746,049,409	2,518,097,284	6,944,405,427	5,226,166,375	6,882,035,517	1,628,808,607	4,069,240,996	3,700,640,026	708,394,926	3,385,229,009
LIABILITIES
Management fees payable	114,101	107,084	365,300	283,283	360,700	93,888	225,340	195,818	44,096	68,026
Service agreement fees payable	1,061	259	20,244	10,556	31,178	13,652	30,157	20,591	664	16,433
Distribution fees payable	—	—	264,035	198,251	62,118	50,635	89,392	50,668	962	107,640
Due to affiliates	3,197	3,783	8,599	5,994	9,572	4,773	10,411	6,397	3,811	4,062
Overdraft payable	—	—	—	—	2,845,584	—	—	—	—	—
Payable for collateral for securities loaned	23,731,316	14,196,718	96,446,127	5,753,271	188,429,079	71,240,245	61,651,107	59,840,242	4,536,493	59,130,163
Payable for securities transactions	—	—	39,505,754	55,013,922	11,363,565	18,310,734	6,246,305	29,993,845	—	30,248,719
Payable for Fund shares redeemed	8,268,515	7,633,196	11,064,760	17,276,634	7,034,913	236,870	2,350,668	1,726,848	3,806,146	560,318
Payable for variation margin on futures contracts	—	—	—	—	—	—	—	—	—	130,616
Written options◊	—	—	12,979,650	177,885	—	600,670	—	—	—	—
Payable for trustee compensation	136,816	133,610	336,784	215,760	356,814	142,580	343,081	201,503	7,513	176,922
Accrued expenses and other payables	55,394	57,332	161,890	196,155	146,083	93,421	131,963	106,293	42,994	312,597
Total liabilities	32,310,400	22,131,982	161,153,143	79,131,711	210,639,606	90,787,468	71,078,424	92,142,205	8,442,679	90,755,496
NET ASSETS	$2,713,739,009	$2,495,965,302	$6,783,252,284	$5,147,034,664	$6,671,395,911	$1,538,021,139	$3,998,162,572	$3,608,497,821	$699,952,247	$3,294,473,513
NET ASSETS CONSIST OF:
Paid-in-capital	$1,804,985,175	$2,065,848,724	$4,478,757,736	$3,027,908,070	$5,316,159,688	$1,132,422,579	$2,558,530,304	$2,885,266,313	$578,583,320	$2,224,167,150
Undistributed net investment income (loss)	8,462,314	16,156,494	9,239,561	5,365,817	33,633,550	1,831,250	14,957,143	1,521,460	916,245	17,293,671
Accumulated net realized gain (loss) on total investments	79,155,275	10,537,232	218,710,298	266,196,441	196,594,597	80,423,199	228,444,333	215,891,768	22,803,629	21,909,007
Net unrealized appreciation (depreciation) on total investments	821,136,245	403,422,852	2,076,544,689	1,847,564,336	1,125,008,076	323,344,111	1,196,230,792	505,818,280	97,649,053	1,031,103,685
NET ASSETS	$2,713,739,009	$2,495,965,302	$6,783,252,284	$5,147,034,664	$6,671,395,911	$1,538,021,139	$3,998,162,572	$3,608,497,821	$699,952,247	$3,294,473,513
INSTITUTIONAL CLASS:
Net assets	$2,712,447,654	$2,495,829,080	$4,862,924,986	$3,909,372,788	$5,375,627,378	$836,241,295	$2,595,632,444	$2,696,687,405	$686,361,216	$2,274,076,126
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	197,211,325	248,179,015	337,600,180	187,795,138	288,836,510	36,553,367	110,996,185	142,771,352	55,840,189	118,585,189
Net asset value per share	$13.75	$10.06	$14.40	$20.82	$18.61	$22.88	$23.38	$18.89	$12.29	$19.18
ADVISOR CLASS:
Net assets	$1,291,355	$136,222	$426,843	$1,565,298	$176,631	$160,282	$326,873	$2,793,522	$1,544,508	$8,950,516
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	93,796	13,586	29,618	75,234	9,495	7,007	13,990	148,004	125,617	466,951
Net asset value per share	$13.77	$10.03	$14.41	$20.81	$18.60	$22.87	$23.36	$18.87	$12.30	$19.17
PREMIER CLASS:
Net assets	$—	$—	$144,488,647	$19,475,127	$251,915,317	$81,836,265	$265,051,167	$165,407,099	$1,227,744	$78,297,502
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	10,023,154	936,922	13,569,542	3,599,107	11,359,461	8,807,999	100,000	4,096,388
Net asset value per share	$—	$—	$14.42	$20.79	$18.56	$22.74	$23.33	$18.78	$12.28	$19.11
RETIREMENT CLASS:
Net assets	$—	$—	$584,660,483	$297,759,963	$901,752,565	$397,773,448	$868,309,111	$585,340,923	$6,791,342	$461,302,782
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	39,912,626	14,386,699	48,646,525	17,896,090	37,361,089	31,791,260	553,798	23,705,967
Net asset value per share	$—	$—	$14.65	$20.70	$18.54	$22.23	$23.24	$18.41	$12.26	$19.46
RETAIL CLASS:
Net assets	$—	$—	$1,190,751,325	$918,861,488	$141,924,020	$222,009,849	$268,842,977	$158,268,872	$4,027,437	$471,846,587
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	61,937,841	44,269,970	7,949,611	9,999,576	11,796,139	8,687,147	328,869	27,401,700
Net asset value per share	$—	$—	$19.22	$20.76	$17.85	$22.20	$22.79	$18.22	$12.25	$17.22
* Includes securities loaned of	$23,096,783	$13,694,072	$92,771,391	$5,400,190	$177,177,847	$69,363,495	$60,650,099	$57,020,111	$4,223,288	$56,043,958
† Portfolio investments, cost	$1,923,155,702	$2,111,940,532	$4,813,085,491	$3,332,104,788	$5,730,550,632	$1,303,851,216	$2,839,658,954	$3,155,852,979	$605,760,317	$2,325,785,327
^ Foreign cash, cost	$—	$—	$378,795	$—	$—	$—	$—	$—	$—	$—
◊ Written options premiums	$—	$—	$14,017,201	$506,727	$—	$526,642	$—	$—	$—	$—

82	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	83

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Funds  ■  April 30, 2018

	Social Choice Low Carbon Equity Fund	Emerging Markets Equity Fund	Enhanced International Equity Index Fund	International Equity Fund	International Opportunities Fund	International Small-Cap Equity Fund	Social Choice International Equity Fund
ASSETS
Portfolio investments, at value*†	$107,025,794	$1,454,224,883	$2,004,780,522	$5,218,249,368	$1,734,092,537	$997,987,620	$57,205,193
Affiliated investments, at value‡	—	67,227,124	—	—	—	—	—
Cash	45,777	34,980	52,874	43,430	47,348	52,079	50,500
Cash – foreign^	—	—	352,604	29,864	611,837	46,718	30,128
Receivable from securities transactions	44,886	33,129,670	89,947,217	—	522,546	68,268,120	109,820
Receivable from Fund shares sold	676,694	462,820	1,537,579	4,405,609	3,005,186	354,239	95,442
Dividends and interest receivable	95,297	1,982,508	12,264,239	28,046,888	6,926,256	6,177,259	308,107
Due from affiliates	2,662	—	—	—	—	6,820	3,890
Other	1,228	63,920	92,145	331,860	56,164	6,980	644
Total assets	107,892,338	1,557,125,905	2,109,027,180	5,251,107,019	1,745,261,874	1,072,899,835	57,803,724
LIABILITIES
Management fees payable	3,686	171,642	99,565	314,189	124,773	88,661	2,275
Service agreement fees payable	759	3,432	58	85,330	3,155	250	460
Distribution fees payable	2,311	4,325	—	97,514	1,231	675	1,358
Due to affiliates	3,305	4,428	3,073	7,459	4,193	4,617	3,294
Payable for collateral for securities loaned	—	13,216,475	93,162,405	169,362,737	195,042,464	33,602,672	1,589,013
Payable for securities transactions	—	45,412,475	85,930,459	—	522,355	46,059,194	60,063
Payable for Fund shares redeemed	111,300	2,369,728	2,661,510	3,020,143	169,295	2,505,468	1,040,280
Payable for variation margin on futures contracts	15,010	—	—	—	—	—	6,552
Payable for trustee compensation	1,448	56,470	95,905	307,988	48,669	8,880	744
Accrued expenses and other payables	51,600	391,910	93,215	1,712,970	62,987	17,102	70,702
Total liabilities	189,419	61,630,885	182,046,190	174,908,330	195,979,122	82,287,519	2,774,741
NET ASSETS	$107,702,919	$1,495,495,020	$1,926,980,990	$5,076,198,689	$1,549,282,752	$990,612,316	$55,028,983
NET ASSETS CONSIST OF:
Paid-in-capital	$92,103,530	$1,234,588,999	$1,614,421,594	$4,185,320,118	$1,190,797,895	$846,206,280	$49,638,178
Undistributed net investment income (loss)	464,484	638,894	20,002,005	36,066,533	8,208,082	4,933,877	404,422
Accumulated net realized gain (loss) on total investments	16,608	124,394,651	86,749,374	130,103,253	(72,684,964)	35,675,852	27,360
Net unrealized appreciation (depreciation) on total investments	15,118,297	135,872,476	205,808,017	724,708,785	422,961,739	103,796,307	4,959,023
NET ASSETS	$107,702,919	$1,495,495,020	$1,926,980,990	$5,076,198,689	$1,549,282,752	$990,612,316	$55,028,983
INSTITUTIONAL CLASS:
Net assets	$75,200,003	$1,371,167,775	$1,926,770,027	$3,621,648,510	$1,450,227,198	$978,445,675	$35,120,583
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	5,952,918	108,389,597	233,445,931	271,964,911	107,873,954	79,104,045	3,118,159
Net asset value per share	$12.63	$12.65	$8.25	$13.32	$13.44	$12.37	$11.26
ADVISOR CLASS:
Net assets	$230,099	$174,135	$210,963	$228,973,359	$199,615	$1,245,405	$610,415
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	18,217	13,773	25,563	17,203,281	14,857	100,686	54,185
Net asset value per share	$12.63	$12.64	$8.25	$13.31	$13.44	$12.37	$11.27
PREMIER CLASS:
Net assets	$634,924	$12,724,501	$—	$205,473,256	$1,494,725	$1,236,226	$1,324,793
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	50,154	1,005,572	—	15,464,742	111,015	100,000	117,716
Net asset value per share	$12.66	$12.65	$—	$13.29	$13.46	$12.36	$11.25
RETIREMENT CLASS:
Net assets	$20,756,157	$98,181,197	$—	$674,092,512	$92,079,760	$7,153,463	$11,945,865
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,647,473	7,790,558	—	48,867,707	6,870,171	579,363	1,063,003
Net asset value per share	$12.60	$12.60	$—	$13.79	$13.40	$12.35	$11.24
RETAIL CLASS:
Net assets	$10,881,736	$13,247,412	$—	$346,011,052	$5,281,454	$2,531,547	$6,027,327
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	863,423	1,049,722	—	39,326,041	393,548	205,093	536,273
Net asset value per share	$12.60	$12.62	$—	$8.80	$13.42	$12.34	$11.24
* Includes securities loaned of	$—	$11,492,468	$88,258,470	$161,894,437	$182,744,276	$31,320,467	$1,510,434
† Portfolio investments, cost	$91,890,307	$1,332,591,653	$1,798,771,111	$4,491,729,473	$1,311,058,528	$894,082,929	$52,241,869
‡ Affiliated investments, cost	$—	$52,649,131	$—	$—	$—	$—	$—
^ Foreign cash, cost	$—	$—	$352,741	$29,864	$613,521	$46,299	$30,227

84	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	85

Statements of operations (unaudited)

TIAA-CREF Funds  ■  For the period ended April 30, 2018

	Enhanced Large-Cap Growth Index Fund	Enhanced Large-Cap Value Index Fund	Growth & Income Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Small-Cap Equity Fund	Small/ Mid-Cap Equity Fund	Social Choice Equity Fund

INVESTMENT INCOME
Dividends*	$18,905,400	$30,197,320	$49,462,950	$22,023,568	$68,382,217	$6,524,215	$37,619,231	$18,560,374	$5,091,802	$29,406,259
Interest	61,791	59,503	199,367	274,144	78,457	154,824	211,333	147,091	10,908	277,649
Income from securities lending	60,093	36,939	263,604	149,724	516,145	164,052	249,276	141,513	312,831	290,531
Payment from affiliate	—	—	221,554	156,365	233,709	53,679	158,360	—	—	—
Total income	19,027,284	30,293,762	50,147,475	22,603,801	69,210,528	6,896,770	38,238,200	18,848,978	5,415,541	29,974,439

EXPENSES
Management fees	4,104,765	3,886,642	13,347,358	10,125,360	13,631,150	3,501,568	8,608,277	7,329,796	1,575,375	2,345,735
Shareholder servicing – Institutional Class	1,875	1,286	3,205	3,048	2,951	1,160	3,549	2,893	634	3,403
Shareholder servicing – Advisor Class	1,425	329	231	1,443	58	40	266	882	1,528	1,368
Shareholder servicing – Premier Class	—	—	92	54	105	70	234	86	13	1,734
Shareholder servicing – Retirement Class	—	—	761,674	332,762	1,219,101	507,250	1,157,345	781,211	7,360	540,500
Shareholder servicing – Retail Class	—	—	230,411	312,731	40,370	60,455	62,218	38,387	2,317	57,547
Distribution fees – Premier Class	—	—	112,555	34,095	217,915	70,167	228,112	136,537	916	59,237
Distribution fees – Retail Class	—	—	1,497,448	1,177,308	182,626	258,683	346,813	206,352	4,622	593,708
Administrative service fees	68,840	67,857	163,940	136,790	168,892	89,803	134,344	120,973	76,402	113,043
Registration fees	33,345	33,498	53,486	94,372	56,258	62,664	71,307	52,181	45,481	73,553
Professional fees	23,534	23,363	43,668	37,679	43,581	30,635	39,433	31,991	28,121	30,673
Custody and accounting fees	18,447	20,890	48,391	31,936	59,647	26,541	31,719	34,578	10,575	21,696
Trustee fees and expenses	11,836	11,184	30,022	22,146	31,435	7,011	17,160	16,845	3,091	13,502
Other expenses	51,113	44,163	119,967	92,167	152,235	28,932	95,044	80,295	14,988	80,572
Total expenses	4,315,180	4,089,212	16,412,448	12,401,891	15,806,324	4,644,979	10,795,821	8,833,007	1,771,423	3,936,271
Less: Expenses reimbursed by the investment adviser	—	—	—	—	—	—	(24)	—	—	—
Fee waiver by investment adviser and TPIS	(268,874)	(251,425)	—	—	—	—	(531,651)	(24,762)	—	—
Net expenses	4,046,306	3,837,787	16,412,448	12,401,891	15,806,324	4,644,979	10,264,146	8,808,245	1,771,423	3,936,271
Net investment income (loss)	14,980,978	26,455,975	33,735,027	10,201,910	53,404,204	2,251,791	27,974,054	10,040,733	3,644,118	26,038,168

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments†	85,304,028	33,526,050	250,071,226	293,929,510	226,806,358	82,450,033	252,407,231	219,570,450	23,010,096	27,525,140
Futures contracts	—	—	—	—	—	—	—	3,418,523	—	(2,012,147)
Purchased options	—	—	(387,853)	(7,728,313)	(17,605,008)	(3,490,603)	—	—	—	—
Swap contracts	—	—	—	—	—	—	—	(844,877)	—	—
Written options	—	—	(322,722)	(11,105,255)	6,819,072	4,621,302	—	—	—	—
Foreign currency transactions	—	—	24,967	(88,407)	45,847	(81)	12,837	—	—	—
Net realized gain (loss) on total investments	85,304,028	33,526,050	249,385,618	275,007,535	216,066,269	83,580,651	252,420,068	222,144,096	23,010,096	25,512,993
Change in unrealized appreciation (depreciation) on:
Portfolio investments	41,048,983	(23,543,773)	32,700,168	99,585,066	(158,516,374)	(10,231,785)	(163,595,678)	(170,678,080)	5,738,144	56,617,212
Futures contracts	—	—	—	—	—	—	—	(2,447,732)	—	(222,400)
Purchased options	—	—	(44,764)	2,046,016	17,577,688	526,449	—	—	—	—
Written options	—	—	1,882,886	2,545,029	(6,791,752)	(201,257)	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	—	(2,690)	210	(7,028)	332	(15,710)	—	—	—
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	41,048,983	(23,543,773)	34,535,600	104,176,321	(147,737,466)	(9,906,261)	(163,611,388)	(173,125,812)	5,738,144	56,394,812
Net realized and unrealized gain (loss) on total investments	126,353,011	9,982,277	283,921,218	379,183,856	68,328,803	73,674,390	88,808,680	49,018,284	28,748,240	81,907,805
Net increase (decrease) in net assets from operations	$141,333,989	$36,438,252	$317,656,245	$389,385,766	$121,733,007	$75,926,181	$116,782,734	$59,059,017	$32,392,358	$107,945,973
* Net of foreign withholding taxes of	$—	$2,310	$361,001	$233,450	$223,740	$23,424	$59,023	$—	$867	$550
† Included net realized gain (loss) from securities sold to affiliates of	$2,219,028	$1,720,535	$1,353,571	$4,800,121	$4,837,603	$—	$924,876	$305,990	$361,345	$977,746

86	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	87

Statements of operations (unaudited)	concluded

TIAA-CREF Funds  ■  For the period ended April 30, 2018

	Social Choice Low Carbon Equity Fund	Emerging Markets Equity Fund	Enhanced International Equity Index Fund	International Equity Fund	International Opportunities Fund	International Small-Cap Equity Fund	Social Choice International Equity Fund

INVESTMENT INCOME
Dividends*	$919,924	$6,662,665	$30,368,181	$49,595,282	$12,620,697	$14,765,518	$750,180
Affiliated income	—	369,380	—	—	—	—	—
Interest	7,450	377,787	63,523	265,811	444,237	68,077	6,537
Income from securities lending	—	391,617	187,514	303,428	2,153,934	430,370	6,670
Payment from affiliate	—	58,145	—	205,363	62,806	—	—
Total income	927,374	7,859,594	30,619,218	50,369,884	15,281,674	15,263,965	763,387

EXPENSES
Management fees	125,426	6,190,857	3,611,705	11,510,753	4,483,401	3,193,448	81,557
Shareholder servicing – Institutional Class	180	834	1,145	5,214	781	717	213
Shareholder servicing – Advisor Class	96	256	113	165,754	59	50	143
Shareholder servicing – Premier Class	25	30	—	135	23	44	26
Shareholder servicing – Retirement Class	25,136	109,955	—	852,455	78,378	9,753	12,470
Shareholder servicing – Retail Class	3,567	6,432	—	113,056	3,366	1,754	2,336
Distribution fees – Premier Class	396	9,056	—	176,354	795	936	997
Distribution fees – Retail Class	12,197	16,581	—	435,117	5,368	2,939	6,182
Administrative service fees	68,672	88,195	59,244	140,509	88,435	82,324	68,064
Registration fees	48,897	49,830	25,820	61,709	48,606	88,723	49,468
Professional fees	24,275	34,730	29,315	40,643	31,638	30,745	29,493
Custody and accounting fees	10,394	304,756	67,670	312,097	86,482	89,695	40,870
Trustee fees and expenses	482	6,586	8,597	22,842	6,708	4,445	249
Other expenses	9,008	61,779	51,121	208,751	35,015	37,834	17,276
Total expenses	328,751	6,879,877	3,854,730	14,045,389	4,869,055	3,543,407	309,344
Less: Expenses reimbursed by the investment adviser	(126,899)	—	—	—	—	—	(178,662)
Fee waiver by investment adviser and TPIS	—	—	—	—	—	(245,752)	—
Net expenses	201,852	6,879,877	3,854,730	14,045,389	4,869,055	3,297,655	130,682
Net investment income (loss)	725,522	979,717	26,764,488	36,324,495	10,412,619	11,966,310	632,705

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments†	675,021	127,600,555	98,251,314	137,681,371	26,810,049	35,943,821	178,609
Futures contracts	20,993	—	288,750	—	—	—	(33,490)
Purchased options	—	(1,167,517)	—	—	—	—	—
Written options	—	829,481	—	—	—	—	—
Foreign currency transactions	—	(737,921)	132,580	(1,111,889)	(76,363)	(101,056)	7,010
Net realized gain (loss) on total investments	696,014	126,524,598	98,672,644	136,569,482	26,733,686	35,842,765	152,129
Change in unrealized appreciation (depreciation) on:
Portfolio investments**	1,491,881	(85,691,643)	(85,992,404)	(23,154,358)	26,005,873	(26,906,339)	638,375
Affiliated investments	—	(6,280,682)	—	—	—	—	—
Futures contracts	(18,338)	—	—	—	—	—	(562)
Purchased options	—	(933,340)	—	—	—	—	—
Written options	—	(234,481)	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	(51,350)	(192,560)	(352,302)	(66,586)	(101,261)	(4,665)
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	1,473,543	(93,191,496)	(86,184,964)	(23,506,660)	25,939,287	(27,007,600)	633,148
Net realized and unrealized gain (loss) on total investments	2,169,557	33,333,102	12,487,680	113,062,822	52,672,973	8,835,165	785,277
Net increase (decrease) in net assets from operations	$2,895,079	$34,312,819	$39,252,168	$149,387,317	$63,085,592	$20,801,475	$1,417,982
* Net of foreign withholding taxes of	$18	$741,282	$2,691,061	$5,731,760	$1,709,706	$1,787,548	$79,752
† Included net realized gain (loss) from securities sold to affiliates of	$2,031	$—	$2,047,677	$184,452	$—	$—	$—
** Include net changed in unrealized foreign capital gains taxes of	$—	$2,240,816	$—	$(1,368,267)	$1,272,455	$—	$—

88	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	89

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Enhanced Large-Cap		Enhanced Large-Cap
		Growth Index Fund		Value Index Fund		Growth & Income Fund		Large-Cap Growth Fund		Large-Cap Value Fund		Mid-Cap Growth Fund
		April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
		2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )

OPERATIONS
Net investment income (loss)		$14,980,978	$29,303,448	$26,455,975	$46,372,584	$33,735,027	$66,659,312	$10,201,910	$21,824,200	$53,404,204	$100,851,078	$2,251,791	$7,832,371
Net realized gain (loss) on total investments		85,304,028	138,025,884	33,526,050	123,981,070	249,385,618	248,159,898	275,007,535	192,791,271	216,066,269	380,477,232	83,580,651	147,944,415
Net change in unrealized appreciation (depreciation) on total investments		41,048,983	432,045,603	(23,543,773)	199,061,746	34,535,600	1,059,722,224	104,176,321	896,338,413	(147,737,466)	547,887,679	(9,906,261)	192,627,698
Net increase (decrease) in net assets from operations		141,333,989	599,374,935	36,438,252	369,415,400	317,656,245	1,374,541,434	389,385,766	1,110,953,884	121,733,007	1,029,215,989	75,926,181	348,404,484

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(28,753,813)	(31,879,167)	(48,231,255)	(45,302,191)	(22,392,143)	(53,381,752)	(17,146,935)	(16,235,353)	(79,408,122)	(81,782,507)	(4,382,694)	(4,016,134)
	Advisor Class	(10,193)	(2,422)	(2,585)	(2,453)	(1,707)	(2,971)	(7,666)	(694)	(2,477)	(2,046)	(736)	(506)
	Premier Class	—	—	—	—	(578,977)	(1,632,837)	(152,573)	(196,853)	(3,706,831)	(4,923,728)	(340,020)	(386,168)
	Retirement Class	—	—	—	—	(1,974,419)	(5,641,808)	(499,481)	(582,639)	(11,542,994)	(15,088,727)	(1,137,220)	(969,191)
	Retail Class	—	—	—	—	(2,443,492)	(6,881,261)	(1,665,420)	(1,679,681)	(1,696,859)	(2,165,321)	(472,761)	(319,587)
From realized gains:	Institutional Class	(135,163,707)	(50,265,397)	(109,957,075)	(100,757,095)	(176,067,226)	(64,944,020)	(135,986,594)	(32,462,021)	(280,598,671)	(112,938,466)	(74,447,881)	—
	Advisor Class	(50,531)	(3,844)	(6,119)	(5,485)	(15,867)	(1,783)	(79,970)	(1,457)	(9,177)	(2,844)	(14,272)	—
	Premier Class	—	—	—	—	(5,489,256)	(2,414,753)	(1,759,854)	(518,842)	(14,773,155)	(7,443,311)	(8,413,646)	—
	Retirement Class	—	—	—	—	(22,196,129)	(9,084,292)	(9,057,318)	(2,875,015)	(49,726,998)	(24,039,902)	(36,122,613)	—
	Retail Class	—	—	—	—	(32,947,831)	(12,817,893)	(34,100,039)	(7,443,815)	(7,607,124)	(3,546,940)	(17,850,119)	—
Total distributions		(163,978,244)	(82,150,830)	(158,197,034)	(146,067,224)	(264,107,047)	(156,803,370)	(200,455,850)	(61,996,370)	(449,072,408)	(251,933,792)	(143,181,962)	(5,691,586)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	169,364,295	314,983,923	141,792,567	357,947,732	344,497,801	628,702,913	318,716,774	521,602,565	259,436,573	807,241,472	43,448,462	113,709,259
	Advisor Class	11,460,335	736,158	11,414,809	16,678	36,127	281,068	398,688	1,902,655	1,675	55,288	7,204	35,371
	Premier Class	—	—	—	—	6,682,761	18,932,593	6,038,864	9,097,589	8,889,472	47,640,311	6,763,752	11,600,668
	Retirement Class	—	—	—	—	14,699,654	31,359,329	70,848,726	80,369,560	4,388,694	74,491,112	18,279,423	28,476,135
	Retail Class	—	—	—	—	30,304,518	63,484,972	121,714,199	216,246,074	4,575,989	17,754,935	96,145,051	43,097,728
Reinvestments of distributions:	Institutional Class	163,791,045	82,144,564	158,188,330	146,059,286	177,261,538	78,243,163	152,319,248	48,498,013	359,003,240	194,248,698	78,768,525	3,995,597
	Advisor Class	52,479	1,939	1,163	—	6,622	736	36,105	397	2,047	—	3,421	—
	Premier Class	—	—	—	—	6,068,233	4,047,541	1,912,427	704,651	18,479,985	12,367,039	8,753,666	386,168
	Retirement Class	—	—	—	—	24,170,548	14,726,064	9,554,972	3,454,829	61,267,242	39,125,858	37,259,833	969,191
	Retail Class	—	—	—	—	34,214,393	19,049,350	34,730,598	8,833,767	8,962,450	5,524,497	17,864,482	310,713
Redemptions:	Institutional Class	(177,480,772)	(382,750,339)	(159,028,501)	(282,255,721)	(482,435,656)	(453,930,651)	(294,169,338)	(479,870,077)	(539,405,338)	(447,168,172)	(163,601,534)	(183,949,842)
	Advisor Class	(10,515,470)	(40,314)	(10,898,315)	—	(39,468)	(13,004)	(1,090,554)	(261,771)	—	(19)	(3,200)	(3,021)
	Premier Class	—	—	—	—	(16,853,740)	(44,859,737)	(33,908,328)	(20,138,948)	(53,333,915)	(88,697,470)	(23,671,037)	(48,650,781)
	Retirement Class	—	—	—	—	(68,459,261)	(90,330,450)	(21,882,031)	(161,152,150)	(127,221,749)	(146,196,382)	(41,746,365)	(83,880,356)
	Retail Class	—	—	—	—	(56,966,978)	(105,778,350)	(216,715,701)	(101,474,473)	(11,892,428)	(25,248,758)	(63,651,695)	(55,052,784)
Net increase (decrease) from shareholder transactions		156,671,912	15,075,931	141,470,053	221,767,975	13,187,092	163,915,537	148,504,649	127,812,681	(6,846,063)	491,138,409	14,619,988	(168,955,954)
Net increase (decrease) in net assets		134,027,657	532,300,036	19,711,271	445,116,151	66,736,290	1,381,653,601	337,434,565	1,176,770,195	(334,185,464)	1,268,420,606	(52,635,793)	173,756,944
NET ASSETS
Beginning of period		2,579,711,352	2,047,411,316	2,476,254,031	2,031,137,880	6,716,515,994	5,334,862,393	4,809,600,099	3,632,829,904	7,005,581,375	5,737,160,769	1,590,656,932	1,416,899,988
End of period		$2,713,739,009	$2,579,711,352	$2,495,965,302	$2,476,254,031	$6,783,252,284	$6,716,515,994	$5,147,034,664	$4,809,600,099	$6,671,395,911	$7,005,581,375	$1,538,021,139	$1,590,656,932
Undistributed net investment income (loss) included in net assets		$8,462,314	$22,245,342	$16,156,494	$37,934,359	$9,239,561	$2,895,272	$5,365,817	$14,635,982	$33,633,550	$76,586,629	$1,831,250	$5,912,890

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	12,093,315	25,619,678	13,724,141	35,788,123	23,640,073	49,036,290	15,474,431	30,437,621	13,610,790	43,195,477	1,877,379	5,188,721
	Advisor Class	804,113	58,025	1,100,476	1,691	2,400	21,639	19,259	112,773	90	2,970	309	1,653
	Premier Class	—	—	—	—	459,891	1,472,476	291,606	528,117	469,425	2,559,821	293,120	545,911
	Retirement Class	—	—	—	—	991,229	2,413,569	3,448,502	4,625,674	227,633	4,016,653	809,164	1,351,085
	Retail Class	—	—	—	—	1,562,606	3,710,175	5,958,882	12,191,860	247,780	994,316	4,311,469	2,050,476
Shares reinvested:	Institutional Class	12,186,834	7,288,781	15,387,970	14,873,655	12,571,914	6,322,089	7,731,941	3,100,896	19,239,188	10,591,532	3,532,221	199,481
	Advisor Class	3,908	172	113	—	469	54	1,833	25	109	—	153	—
	Premier Class	—	—	—	—	430,066	322,955	97,127	45,083	992,480	675,425	394,843	19,376
	Retirement Class	—	—	—	—	1,685,533	1,158,081	487,250	221,890	3,293,938	2,139,194	1,718,627	49,626
	Retail Class	—	—	—	—	1,818,947	1,157,142	1,765,664	565,542	500,137	312,826	824,768	15,918
Shares redeemed:	Institutional Class	(12,617,707)	(31,162,144)	(15,157,436)	(27,736,603)	(32,997,148)	(34,407,931)	(14,189,696)	(27,367,516)	(28,196,550)	(23,708,816)	(6,873,118)	(8,669,753)
	Advisor Class	(778,414)	(3,287)	(1,099,755)	—	(2,685)	(948)	(51,993)	(14,460)	—	(1)	(142)	(129)
	Premier Class	—	—	—	—	(1,164,891)	(3,385,619)	(1,674,869)	(1,140,749)	(2,865,951)	(4,744,480)	(1,052,242)	(2,259,603)
	Retirement Class	—	—	—	—	(4,607,365)	(6,815,238)	(1,071,253)	(9,343,966)	(6,638,304)	(7,829,451)	(1,843,742)	(3,976,674)
	Retail Class	—	—	—	—	(2,933,062)	(6,188,434)	(10,627,022)	(5,841,751)	(642,747)	(1,409,123)	(2,921,426)	(2,640,538)
Net increase (decrease) from shareholder transactions		11,692,049	1,801,225	13,955,509	22,926,866	1,457,977	14,816,300	7,661,662	8,121,039	238,018	26,796,343	1,071,383	(8,124,450)

90	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	91

Statements of changes in net assets	continued

TIAA-CREF Funds  ■  For the period or year ended

										Social Choice Low Carbon
		Mid-Cap Value Fund		Small-Cap Equity Fund		Small/Mid-Cap Equity Fund		Social Choice Equity Fund		Equity Fund		Emerging Markets Equity Fund
		April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
		2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )

OPERATIONS
Net investment income (loss)		$27,974,054	$75,628,460	$10,040,733	$25,918,113	$3,644,118	$4,996,757	$26,038,168	$45,854,633	$725,522	$1,132,621	$979,717	$12,162,992
Net realized gain (loss) on total investments		252,420,068	352,254,223	222,144,096	369,448,227	23,010,096	30,220,494	25,512,993	74,665,282	696,014	808,634	126,524,598	194,973,265
Net change in unrealized appreciation (depreciation) on total investments		(163,611,388)	358,375,319	(173,125,812)	436,622,744	5,738,144	101,807,890	56,394,812	417,845,760	1,473,543	11,957,323	(93,191,496)	156,011,624
Net increase (decrease) in net assets from operations		116,782,734	786,258,002	59,059,017	831,989,084	32,392,358	137,025,141	107,945,973	538,365,675	2,895,079	13,898,578	34,312,819	363,147,881

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(44,390,229)	(58,994,565)	(21,269,543)	(21,200,174)	(6,613,203)	(1,034,971)	(31,786,384)	(34,480,966)	(915,990)	(883,976)	(10,267,180)	(9,568,103)
	Advisor Class	(4,851)	(3,589)	(19,318)	(6,160)	(13,041)	(1,962)	(136,923)	(5,361)	(2,499)	(2,680)	(6,392)	(973)
	Premier Class	(4,567,025)	(6,142,226)	(1,132,986)	(1,540,463)	(10,915)	(1,682)	(1,058,915)	(1,804,971)	(6,313)	(6,875)	(63,547)	(121,863)
	Retirement Class	(12,729,395)	(16,373,856)	(3,522,864)	(4,439,993)	(43,303)	(3,973)	(5,336,217)	(6,750,511)	(220,681)	(157,213)	(508,195)	(173,903)
	Retail Class	(3,764,155)	(4,312,537)	(870,982)	(1,005,289)	(27,772)	(2,453)	(7,009,575)	(9,121,349)	(102,352)	(52,446)	(63,909)	(21,559)
From realized gains:	Institutional Class	(186,579,810)	(94,420,615)	(258,434,815)	(58,087,664)	(28,978,439)	—	(46,891,231)	(64,534,152)	(616,222)	(293,994)	(44,401,573)	—
	Advisor Class	(22,205)	(5,805)	(252,080)	(17,289)	(57,243)	—	(204,931)	(10,093)	(1,783)	(901)	(30,144)	—
	Premier Class	(21,462,346)	(10,723,682)	(17,296,126)	(4,923,468)	(54,879)	—	(1,741,083)	(3,601,113)	(4,740)	(2,726)	(392,754)	—
	Retirement Class	(64,416,456)	(30,347,363)	(61,793,374)	(15,825,424)	(234,457)	—	(9,250,632)	(14,164,638)	(173,322)	(56,407)	(2,806,329)	—
	Retail Class	(19,443,831)	(8,213,953)	(16,375,540)	(3,787,262)	(162,311)	—	(12,205,320)	(20,792,711)	(82,477)	(20,212)	(420,254)	—
Total distributions		(357,380,303)	(229,538,191)	(380,967,628)	(110,833,186)	(36,195,563)	(1,045,041)	(115,621,211)	(155,265,865)	(2,126,379)	(1,477,430)	(58,960,277)	(9,886,401)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	82,414,716	535,399,854	222,138,815	410,967,786	34,863,262	213,549,955	427,853,138	371,283,229	13,535,489	20,419,719	203,702,722	302,450,890
	Advisor Class	54,231	254,135	383,660	1,852,231	8,289,495	61,207	1,600,899	7,725,799	38,196	43,500	44,701	579,411
	Premier Class	7,749,869	15,221,930	10,132,953	26,580,200	—	—	24,992,205	16,875,799	155,113	146,115	3,709,535	11,809,593
	Retirement Class	4,331,363	25,297,025	13,313,636	56,501,812	3,423,952	5,629,455	79,027,225	39,605,679	4,465,596	10,273,111	33,121,692	46,184,881
	Retail Class	5,083,696	29,454,281	6,615,054	42,906,512	1,352,966	2,498,491	26,805,487	63,043,201	3,821,054	5,121,736	6,151,700	9,496,981
Reinvestments of distributions:	Institutional Class	229,151,965	151,734,645	277,648,266	79,139,728	35,590,432	1,034,930	74,948,803	94,181,482	1,016,613	978,800	54,668,753	9,568,103
	Advisor Class	14,866	4,202	251,709	19,433	2,903	19	65,682	8,157	1,358	298	14,850	—
	Premier Class	26,029,371	16,865,908	18,429,112	6,463,931	—	—	2,795,898	5,053,174	4,206	2,585	455,782	121,790
	Retirement Class	77,143,366	46,717,954	65,315,077	20,264,257	212,746	2,291	14,559,516	20,887,918	393,735	213,318	3,313,997	173,842
	Retail Class	22,525,039	12,140,486	16,491,957	4,613,976	117,148	1,199	18,536,352	28,981,311	182,625	72,071	475,536	20,971
Redemptions:	Institutional Class	(488,586,652)	(1,353,790,273)	(372,163,199)	(309,237,112)	(47,479,433)	(52,318,776)	(131,690,511)	(251,164,010)	(2,630,254)	(4,439,756)	(199,505,732)	(376,048,653)
	Advisor Class	(52,759)	(90,838)	(220,350)	(78,192)	(7,767,529)	(20,087)	(1,416,912)	(233,663)	—	—	(735,762)	(11)
	Premier Class	(70,286,725)	(121,224,577)	(27,323,679)	(63,499,245)	—	—	(19,938,354)	(43,650,127)	(19,728)	(97,615)	(2,221,846)	(22,291,705)
	Retirement Class	(139,202,823)	(242,004,947)	(80,009,190)	(104,756,725)	(1,784,463)	(2,565,845)	(25,240,682)	(51,550,352)	(1,995,904)	(1,648,503)	(15,894,871)	(8,220,661)
	Retail Class	(29,371,110)	(63,047,517)	(19,877,006)	(34,650,690)	(703,732)	(828,613)	(36,757,243)	(119,900,911)	(1,159,296)	(694,598)	(5,852,834)	(3,690,189)
Net increase (decrease) from shareholder transactions		(273,001,587)	(947,067,732)	131,126,815	137,087,902	26,117,747	167,044,226	456,141,503	181,146,686	17,808,803	30,390,781	81,448,223	(29,844,757)
Net increase (decrease) in net assets		(513,599,156)	(390,347,921)	(190,781,796)	858,243,800	22,314,542	303,024,326	448,466,265	564,246,496	18,577,503	42,811,929	56,800,765	323,416,723
NET ASSETS
Beginning of period		4,511,761,728	4,902,109,649	3,799,279,617	2,941,035,817	677,637,705	374,613,379	2,846,007,248	2,281,760,752	89,125,416	46,313,487	1,438,694,255	1,115,277,532
End of period		$3,998,162,572	$4,511,761,728	$3,608,497,821	$3,799,279,617	$699,952,247	$677,637,705	$3,294,473,513	$2,846,007,248	$107,702,919	$89,125,416	$1,495,495,020	$1,438,694,255
Undistributed net investment income (loss) included in net assets		$14,957,143	$52,438,744	$1,521,460	$18,296,420	$916,245	$3,980,361	$17,293,671	$36,583,517	$464,484	$986,797	$638,894	$10,568,400

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	3,492,307	22,310,652	11,345,254	21,262,395	2,836,652	19,868,387	21,967,884	20,925,488	1,057,994	1,773,495	15,759,205	28,369,727
	Advisor Class	2,271	10,671	19,998	98,767	672,628	5,564	82,529	456,943	2,929	3,846	3,517	54,092
	Premier Class	331,906	648,172	525,375	1,402,029	—	—	1,286,707	962,488	12,048	13,230	285,237	1,085,931
	Retirement Class	183,974	1,084,633	685,348	2,988,986	279,082	510,002	3,987,124	2,211,193	349,798	911,629	2,558,282	4,126,514
	Retail Class	219,785	1,275,753	353,838	2,349,962	109,597	225,061	1,528,793	4,004,523	298,306	445,531	474,587	854,420
Shares reinvested:	Institutional Class	9,855,998	6,498,272	14,651,624	4,191,723	2,951,114	94,514	3,946,751	5,642,989	81,005	90,379	4,462,755	1,038,882
	Advisor Class	640	180	13,290	1,030	241	1	3,459	489	108	28	1,212	—
	Premier Class	1,121,472	723,548	977,672	344,009	—	—	147,619	303,676	335	238	37,176	13,224
	Retirement Class	3,335,208	2,010,239	3,532,454	1,097,144	17,670	210	754,770	1,233,053	31,423	19,733	271,195	18,917
	Retail Class	993,168	531,778	901,200	252,130	9,738	109	1,085,904	1,923,113	14,575	6,655	38,851	2,280
Shares redeemed:	Institutional Class	(20,314,716)	(56,416,039)	(18,761,298)	(16,285,466)	(3,836,127)	(4,535,759)	(6,786,108)	(14,370,751)	(205,631)	(388,861)	(15,506,038)	(36,304,042)
	Advisor Class	(2,224)	(3,893)	(11,560)	(4,046)	(651,551)	(1,773)	(73,611)	(12,466)	—	—	(56,940)	(1)
	Premier Class	(3,035,976)	(5,116,388)	(1,451,526)	(3,359,266)	—	—	(1,036,287)	(2,449,968)	(1,586)	(8,231)	(175,328)	(1,887,891)
	Retirement Class	(5,888,175)	(10,231,155)	(4,204,219)	(5,608,565)	(143,690)	(230,579)	(1,276,296)	(2,884,884)	(157,094)	(144,626)	(1,248,215)	(738,001)
	Retail Class	(1,263,170)	(2,720,343)	(1,054,117)	(1,881,647)	(57,531)	(75,320)	(2,102,387)	(7,576,061)	(90,182)	(60,802)	(451,719)	(332,276)
Net increase (decrease) from shareholder transactions		(10,967,532)	(39,393,920)	7,523,333	6,849,185	2,187,823	15,860,417	23,516,851	10,369,825	1,394,028	2,662,244	6,453,777	(3,698,224)

92	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	93

Statements of changes in net assets	concluded

TIAA-CREF Funds  ■  For the period or year ended

		Enhanced				International		International Small-Cap		Social Choice International
		International Equity Index Fund		International Equity Fund		Opportunities Fund		Equity Fund		Equity Fund
		April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
		2018	2017	2018	2017	2018	2017	2018	2017†	2018	2017
		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )

OPERATIONS
Net investment income (loss)		$26,764,488	$48,067,127	$36,324,495	$62,333,571	$10,412,619	$19,099,788	$11,966,310	$16,491,972	$632,705	$904,569
Net realized gain (loss) on total investments		98,672,644	100,311,384	136,569,482	372,756,079	26,733,686	36,290,195	35,842,765	35,965,344	152,129	201,980
Net change in unrealized appreciation (depreciation) on total investments		(86,184,964)	239,645,502	(23,506,660)	660,052,547	25,939,287	300,728,586	(27,007,600)	130,803,907	633,148	5,926,011
Net increase (decrease) in net assets from operations		39,252,168	388,024,013	149,387,317	1,095,142,197	63,085,592	356,118,569	20,801,475	183,261,223	1,417,982	7,032,560

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(58,361,241)	(45,635,675)	(38,869,425)	(42,357,609)	(17,325,353)	(17,375,181)	(25,071,510)	(21,861)	(805,608)	(494,959)
	Advisor Class	(6,282)	(2,785)	(2,560,559)	(1,500)	(1,795)	(1,281)	(32,648)	(950)	(10,889)	(2,567)
	Premier Class	—	—	(2,234,258)	(2,690,942)	(6,481)	(2,879)	(31,982)	(950)	(25,883)	(23,169)
	Retirement Class	—	—	(5,512,008)	(6,235,533)	(476,939)	(75,044)	(212,520)	(890)	(154,749)	(76,493)
	Retail Class	—	—	(4,287,377)	(9,427,234)	(27,813)	(12,757)	(47,588)	(814)	(79,090)	(29,532)
From realized gains:	Institutional Class	—	—	(45,569,953)	—	—	—	(32,946,019)	—	(13,747)	—
	Advisor Class	—	—	(3,159,746)	—	—	—	(44,884)	—	(190)	—
	Premier Class	—	—	(3,017,284)	—	—	—	(44,596)	—	(471)	—
	Retirement Class	—	—	(8,286,333)	—	—	—	(295,646)	—	(2,893)	—
	Retail Class	—	—	(6,643,482)	—	—	—	(71,063)	—	(1,534)	—
Total distributions		(58,367,523)	(45,638,460)	(120,140,425)	(60,712,818)	(17,838,381)	(17,467,142)	(58,798,456)	(25,465)	(1,095,054)	(626,720)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	135,733,045	312,324,969	357,792,673	646,849,346	99,345,977	152,019,252	81,914,923	830,120,666	17,230,222	12,671,568
	Advisor Class	40,125	43,383	9,308,477	254,335,501	45,700	21,000	—	1,007,358	104,490	361,384
	Premier Class	—	—	20,953,081	32,928,813	1,002,120	121,585	—	1,000,010	4,655	194,032
	Retirement Class	—	—	35,625,320	75,597,577	61,381,296	22,011,541	2,640,697	8,571,971	4,677,711	4,925,089
	Retail Class	—	—	11,949,678	36,198,787	3,182,994	2,028,294	681,480	2,236,229	2,292,961	2,347,693
Reinvestments of distributions:	Institutional Class	58,361,241	45,635,675	83,701,570	42,026,368	17,325,353	17,375,181	58,016,744	—	251,119	42,855
	Advisor Class	2,637	48	5,694,901	—	253	—	497	—	8,565	—
	Premier Class	—	—	5,251,411	2,650,499	2,900	633	—	—	2,687	918
	Retirement Class	—	—	13,797,216	6,234,155	476,794	74,938	431,513	—	136,174	54,643
	Retail Class	—	—	10,369,781	9,250,571	27,458	12,537	44,191	—	57,708	8,898
Redemptions:	Institutional Class	(136,349,332)	(333,693,432)	(434,333,837)	(633,047,498)	(125,311,312)	(388,799,941)	(59,889,925)	(75,628,031)	(18,390,131)	(387,097)
	Advisor Class	(561)	(21)	(35,892,007)	(17,580,317)	(73)	—	—	—	(46,448)	—
	Premier Class	—	—	(50,478,114)	(60,450,226)	(14,454)	(31,605)	—	(10)	(27,790)	—
	Retirement Class	—	—	(57,053,707)	(84,865,715)	(754,755)	(2,234,745)	(3,618,994)	(1,447,711)	(866,335)	(1,011,349)
	Retail Class	—	—	(18,059,296)	(336,443,496)	(1,383,131)	(797,711)	(441,223)	(266,846)	(400,790)	(198,572)
Net increase (decrease) from shareholder transactions		57,787,155	24,310,622	(41,372,853)	(26,315,635)	55,327,120	(198,199,041)	79,779,903	765,593,636	5,034,798	19,010,062
Net increase (decrease) in net assets		38,671,800	366,696,175	(12,125,961)	1,008,113,744	100,574,331	140,452,386	41,782,922	948,829,394	5,357,726	25,415,902
NET ASSETS
Beginning of period		1,888,309,190	1,521,613,015	5,088,324,650	4,080,210,906	1,448,708,421	1,308,256,035	948,829,394	—	49,671,257	24,255,355
End of period		$1,926,980,990	$1,888,309,190	$5,076,198,689	$5,088,324,650	$1,549,282,752	$1,448,708,421	$990,612,316	$948,829,394	$55,028,983	$49,671,257
Undistributed net investment income (loss) included in net assets		$20,002,005	$51,605,040	$36,066,533	$53,205,664	$8,208,082	$15,633,844	$4,933,877	$18,363,815	$404,422	$847,936

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	16,399,184	43,840,478	26,744,187	57,366,045	7,422,763	14,183,693	6,507,868	79,099,935	1,533,764	1,204,088
	Advisor Class	4,881	5,606	694,199	20,112,560	3,327	1,624	—	100,644	9,367	37,342
	Premier Class	—	—	1,551,958	2,822,870	73,098	9,588	—	100,001	416	18,630
	Retirement Class	—	—	2,533,072	6,198,284	4,554,781	1,800,119	209,344	743,874	417,123	482,193
	Retail Class	—	—	1,332,336	4,804,367	232,381	168,013	54,248	203,417	203,418	233,109
Shares reinvested:	Institutional Class	7,187,345	6,740,868	6,399,203	4,025,514	1,336,833	1,718,613	4,806,690	—	22,829	4,648
	Advisor Class	325	7	435,390	—	20	—	42	—	778	—
	Premier Class	—	—	402,099	254,366	223	62	—	—	244	100
	Retirement Class	—	—	1,017,494	576,170	36,875	7,412	35,780	—	12,390	5,933
	Retail Class	—	—	1,198,819	1,325,297	2,120	1,239	3,664	—	5,251	965
Shares redeemed:	Institutional Class	(16,282,849)	(45,887,046)	(32,318,435)	(55,545,452)	(9,213,894)	(35,283,632)	(4,764,245)	(6,546,203)	(1,632,958)	(36,354)
	Advisor Class	(69)	(3)	(2,679,005)	(1,369,647)	(6)	—	—	—	(4,265)	—
	Premier Class	—	—	(3,832,169)	(4,991,844)	(1,047)	(2,924)	—	(1)	(2,489)	—
	Retirement Class	—	—	(4,112,084)	(6,993,791)	(55,746)	(204,502)	(288,744)	(120,891)	(77,024)	(100,515)
	Retail Class	—	—	(2,017,731)	(41,119,566)	(102,511)	(67,479)	(34,533)	(21,703)	(35,337)	(19,962)
Net increase (decrease) from shareholder transactions		7,308,817	4,699,910	(2,650,667)	(12,534,827)	4,289,217	(17,668,174)	6,530,114	73,559,073	453,507	1,830,177
†	For the period December 9, 2016 to October 31, 2017.

94	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	95

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

ENHANCED LARGE-CAP GROWTH INDEX FUND
Institutional Class:	4/30/18	#	$13.90	$0.08		$ 0.67	$0.75	$(0.16)	$(0.74)	$(0.90)	$13.75
	10/31/17		11.14	0.16		3.07	3.23	(0.18)	(0.29)	(0.47)	13.90
	10/31/16		12.12	0.16		0.10	0.26	(0.13)	(1.11)	(1.24)	11.14
	10/31/15		12.19	0.12		0.98	1.10	(0.14)	(1.03)	(1.17)	12.12
	10/31/14		11.53	0.14		1.44	1.58	(0.12)	(0.80)	(0.92)	12.19
	10/31/13		9.65	0.14		2.22	2.36	(0.12)	(0.36)	(0.48)	11.53
Advisor Class:	4/30/18	#	13.89	0.08		0.69	0.77	(0.15)	(0.74)	(0.89)	13.77
	10/31/17		11.14	0.14		3.08	3.22	(0.18)	(0.29)	(0.47)	13.89
	10/31/16	‡	12.28	0.14		(0.04)	0.10	(0.13)	(1.11)	(1.24)	11.14

ENHANCED LARGE-CAP VALUE INDEX FUND
Institutional Class:	4/30/18	#	10.57	0.11		0.07	0.18	(0.21)	(0.48)	(0.69)	10.06
	10/31/17		9.61	0.20		1.48	1.68	(0.22)	(0.50)	(0.72)	10.57
	10/31/16		10.12	0.21		0.14	0.35	(0.23)	(0.63)	(0.86)	9.61
	10/31/15		11.18	0.23		(0.11)	0.12	(0.18)	(1.00)	(1.18)	10.12
	10/31/14		10.64	0.17		1.23	1.40	(0.16)	(0.70)	(0.86)	11.18
	10/31/13		8.64	0.18		2.20	2.38	(0.19)	(0.19)	(0.38)	10.64
Advisor Class:	4/30/18	#	10.56	0.11		0.04	0.15	(0.20)	(0.48)	(0.68)	10.03
	10/31/17		9.61	0.20		1.47	1.67	(0.22)	(0.50)	(0.72)	10.56
	10/31/16	‡	10.18	0.20		0.09	0.29	(0.23)	(0.63)	(0.86)	9.61

GROWTH & INCOME FUND
Institutional Class:	4/30/18	#	14.34	0.08		0.59	0.67	(0.07)	(0.54)	(0.61)	14.40
	10/31/17		11.76	0.15		2.80	2.95	(0.16)	(0.21)	(0.37)	14.34
	10/31/16		12.50	0.16		0.08	0.24	(0.16)	(0.82)	(0.98)	11.76
	10/31/15		12.96	0.13		0.65	0.78	(0.14)	(1.10)	(1.24)	12.50
	10/31/14		12.64	0.13		1.64	1.77	(0.14)	(1.31)	(1.45)	12.96
	10/31/13		10.34	0.15		2.76	2.91	(0.16)	(0.45)	(0.61)	12.64
Advisor Class:	4/30/18	#	14.34	0.07		0.60	0.67	(0.06)	(0.54)	(0.60)	14.41
	10/31/17		11.77	0.13		2.80	2.93	(0.15)	(0.21)	(0.36)	14.34
	10/31/16	‡	12.71	0.14		(0.11)	0.03	(0.15)	(0.82)	(0.97)	11.77
Premier Class:	4/30/18	#	14.35	0.07		0.60	0.67	(0.06)	(0.54)	(0.60)	14.42
	10/31/17		11.77	0.13		2.80	2.93	(0.14)	(0.21)	(0.35)	14.35
	10/31/16		12.51	0.14		0.09	0.23	(0.15)	(0.82)	(0.97)	11.77
	10/31/15		12.96	0.12		0.65	0.77	(0.12)	(1.10)	(1.22)	12.51
	10/31/14		12.65	0.11		1.63	1.74	(0.12)	(1.31)	(1.43)	12.96
	10/31/13		10.35	0.14		2.75	2.89	(0.14)	(0.45)	(0.59)	12.65
Retirement Class:	4/30/18	#	14.57	0.06		0.61	0.67	(0.05)	(0.54)	(0.59)	14.65
	10/31/17		11.95	0.12		2.84	2.96	(0.13)	(0.21)	(0.34)	14.57
	10/31/16		12.68	0.13		0.09	0.22	(0.13)	(0.82)	(0.95)	11.95
	10/31/15		13.13	0.11		0.65	0.76	(0.11)	(1.10)	(1.21)	12.68
	10/31/14		12.79	0.10		1.66	1.76	(0.11)	(1.31)	(1.42)	13.13
	10/31/13		10.46	0.13		2.78	2.91	(0.13)	(0.45)	(0.58)	12.79
Retail Class:	4/30/18	#	18.94	0.07		0.79	0.86	(0.04)	(0.54)	(0.58)	19.22
	10/31/17		15.43	0.15		3.68	3.83	(0.11)	(0.21)	(0.32)	18.94
	10/31/16		16.08	0.16		0.13	0.29	(0.12)	(0.82)	(0.94)	15.43
	10/31/15		16.31	0.12		0.84	0.96	(0.09)	(1.10)	(1.19)	16.08
	10/31/14		15.55	0.12		2.04	2.16	(0.09)	(1.31)	(1.40)	16.31
	10/31/13		12.59	0.14		3.38	3.52	(0.11)	(0.45)	(0.56)	15.55

96	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

							Ratios and supplemental data
									Ratios to average net assets
	For the period or year ended		Total return		Total return excluding payment from affiliates	[u]	Net assets at end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	Net investment income (loss) excluding payment from affiliates	[u]	Portfolio turnover rate

ENHANCED LARGE-CAP GROWTH INDEX FUND
Institutional Class:	4/30/18	#	5.54%[b]		5.54%[b]		$2,712,448		0.32%[c]		0.30%[c]		1.11%[c]		1.11%[c]		42%[b]
	10/31/17		29.96		29.96		2,578,820		0.33		0.33		1.27		1.27		91
	10/31/16		2.68		2.68		2,047,308		0.34		0.34		1.44		1.44		121
	10/31/15		10.08		10.08		2,008,644		0.34		0.34		1.06		1.06		112
	10/31/14		14.75		14.75		1,785,221		0.35		0.35		1.22		1.22		105
	10/31/13		25.73		25.73		1,471,091		0.37		0.37		1.34		1.34		104
Advisor Class:	4/30/18	#	5.71	[b]	5.71	[b]	1,291		0.42	[c]	0.40	[c]	1.12	[c]	1.12	[c]	42	[b]
	10/31/17		29.86		29.86		891		0.43		0.42		1.10		1.10		91
	10/31/16	‡	1.32	[b]	1.32	[b]	103		0.36	[c]	0.36	[c]	1.38	[c]	1.38	[c]	121

ENHANCED LARGE-CAP VALUE INDEX FUND
Institutional Class:	4/30/18	#	1.56	[b]	1.56	[b]	2,495,829		0.33	[c]	0.31	[c]	2.10	[c]	2.10	[c]	40	[b]
	10/31/17		18.04		18.04		2,476,119		0.33		0.33		2.03		2.03		99
	10/31/16		4.10		4.10		2,031,032		0.34		0.34		2.24		2.24		149
	10/31/15		1.34		1.34		1,894,653		0.35		0.35		2.26		2.26		89
	10/31/14		14.29		14.29		1,723,933		0.35		0.35		1.63		1.63		91
	10/31/13		28.65		28.65		1,415,633		0.36		0.36		1.86		1.86		80
Advisor Class:	4/30/18	#	1.28	[b]	1.28	[b]	136		0.36	[c]	0.34	[c]	2.03	[c]	2.03	[c]	40	[b]
	10/31/17		17.92		17.92		135		0.40		0.40		1.96		1.96		99
	10/31/16	‡	3.47	[b]	3.47	[b]	106		0.36	[c]	0.36	[c]	2.38	[c]	2.38	[c]	149

GROWTH & INCOME FUND
Institutional Class:	4/30/18	#	4.74	[b]	4.74	[b]	4,862,925		0.40	[c]	0.40	[c]	1.06	[c]	1.06	[c]	30	[b]
	10/31/17		25.52		25.51		4,794,249		0.41		0.41		1.16		1.16		76
	10/31/16		2.32		2.28		3,686,969		0.42		0.42		1.36		1.31		83
	10/31/15		6.74		6.74		3,078,681		0.43		0.43		1.08		1.08		90
	10/31/14		15.48		15.48		2,893,199		0.44		0.44		1.06		1.06		98
	10/31/13		29.53		29.53		2,307,313		0.45		0.45		1.35		1.35		146
Advisor Class:	4/30/18	#	4.74	[b]	4.74	[b]	427		0.51	[c]	0.51	[c]	0.95	[c]	0.95	[c]	30	[b]
	10/31/17		25.32		25.31		422		0.54		0.54		1.00		0.99		76
	10/31/16	‡	0.63	[b]	0.59	[b]	102		0.43	[c]	0.43	[c]	1.31	[c]	1.26	[c]	83
Premier Class:	4/30/18	#	4.73	[b]	4.73	[b]	144,489		0.55	[c]	0.55	[c]	0.91	[c]	0.91	[c]	30	[b]
	10/31/17		25.31		25.30		147,754		0.56		0.56		1.03		1.02		76
	10/31/16		2.16		2.12		139,939		0.57		0.57		1.22		1.18		83
	10/31/15		6.65		6.65		166,799		0.58		0.58		0.94		0.94		90
	10/31/14		15.30		15.30		174,273		0.59		0.59		0.92		0.92		98
	10/31/13		29.20		29.20		169,367		0.60		0.60		1.23		1.23		146
Retirement Class:	4/30/18	#	4.67	[b]	4.67	[b]	584,660		0.65	[c]	0.65	[c]	0.81	[c]	0.81	[c]	30	[b]
	10/31/17		25.14		25.13		609,643		0.66		0.66		0.92		0.91		76
	10/31/16		2.11		2.07		538,718		0.67		0.67		1.12		1.08		83
	10/31/15		6.45		6.45		623,557		0.68		0.68		0.84		0.84		90
	10/31/14		15.26		15.26		687,630		0.69		0.69		0.82		0.82		98
	10/31/13		29.05		29.05		623,206		0.70		0.70		1.12		1.12		146
Retail Class:	4/30/18	#	4.65	[b]	4.65	[b]	1,190,751		0.69	[c]	0.69	[c]	0.77	[c]	0.77	[c]	30	[b]
	10/31/17		25.11		25.10		1,164,448		0.70		0.70		0.87		0.86		76
	10/31/16		2.05		2.01		969,135		0.72		0.72		1.06		1.02		83
	10/31/15		6.43		6.43		997,931		0.73		0.73		0.78		0.78		90
	10/31/14		15.12		15.12		960,469		0.76		0.76		0.75		0.75		98
	10/31/13		28.98		28.98		857,921		0.79		0.79		1.03		1.03		146

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	97

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

LARGE-CAP GROWTH FUND
Institutional Class:	4/30/18	#	$20.08	$0.05		$1.55	$1.60	$(0.10)	$(0.76)	$(0.86)	$20.82
	10/31/17		15.70	0.11		4.55	4.66	(0.09)	(0.19)	(0.28)	20.08
	10/31/16		16.37	0.08		(0.15)	(0.07)	(0.06)	(0.54)	(0.60)	15.70
	10/31/15		16.61	0.05		1.59	1.64	(0.05)	(1.83)	(1.88)	16.37
	10/31/14		15.11	0.06		2.54	2.60	(0.06)	(1.04)	(1.10)	16.61
	10/31/13		11.65	0.08		3.75	3.83	(0.05)	(0.32)	(0.37)	15.11
Advisor Class:	4/30/18	#	20.06	0.04		1.54	1.58	(0.07)	(0.76)	(0.83)	20.81
	10/31/17		15.70	0.06		4.58	4.64	(0.09)	(0.19)	(0.28)	20.06
	10/31/16	‡	16.72	0.06		(0.48)	(0.42)	(0.06)	(0.54)	(0.60)	15.70
Premier Class:	4/30/18	#	20.04	0.04		1.54	1.58	(0.07)	(0.76)	(0.83)	20.79
	10/31/17		15.67	0.08		4.55	4.63	(0.07)	(0.19)	(0.26)	20.04
	10/31/16		16.35	0.06		(0.16)	(0.10)	(0.04)	(0.54)	(0.58)	15.67
	10/31/15		16.58	0.02		1.61	1.63	(0.03)	(1.83)	(1.86)	16.35
	10/31/14		15.10	0.03		2.53	2.56	(0.04)	(1.04)	(1.08)	16.58
	10/31/13		11.63	0.06		3.76	3.82	(0.03)	(0.32)	(0.35)	15.10
Retirement Class:	4/30/18	#	19.94	0.02		1.54	1.56	(0.04)	(0.76)	(0.80)	20.70
	10/31/17		15.58	0.06		4.53	4.59	(0.04)	(0.19)	(0.23)	19.94
	10/31/16		16.28	0.03		(0.15)	(0.12)	(0.04)	(0.54)	(0.58)	15.58
	10/31/15		16.52	0.01		1.58	1.59	—	(1.83)	(1.83)	16.28
	10/31/14		15.04	0.02		2.53	2.55	(0.03)	(1.04)	(1.07)	16.52
	10/31/13		11.60	0.04		3.75	3.79	(0.03)	(0.32)	(0.35)	15.04
Retail Class:	4/30/18	#	20.00	0.02		1.54	1.56	(0.04)	(0.76)	(0.80)	20.76
	10/31/17		15.63	0.05		4.55	4.60	(0.04)	(0.19)	(0.23)	20.00
	10/31/16		16.31	0.03		(0.16)	(0.13)	(0.01)	(0.54)	(0.55)	15.63
	10/31/15		16.55	0.00	[d]	1.59	1.59	—	(1.83)	(1.83)	16.31
	10/31/14		15.06	0.00	[d]	2.53	2.53	0.00 [d]	(1.04)	(1.04)	16.55
	10/31/13		11.61	0.03		3.74	3.77	0.00 [d]	(0.32)	(0.32)	15.06

LARGE-CAP VALUE FUND
Institutional Class:	4/30/18	#	19.56	0.15		0.17	0.32	(0.28)	(0.99)	(1.27)	18.61
	10/31/17		17.31	0.30		2.73	3.03	(0.33)	(0.45)	(0.78)	19.56
	10/31/16		17.59	0.31		0.62	0.93	(0.24)	(0.97)	(1.21)	17.31
	10/31/15		18.64	0.24		(0.11)	0.13	(0.33)	(0.85)	(1.18)	17.59
	10/31/14		18.13	0.33		1.65	1.98	(0.24)	(1.23)	(1.47)	18.64
	10/31/13		14.11	0.29		4.05	4.34	(0.27)	(0.05)	(0.32)	18.13
Advisor Class:	4/30/18	#	19.54	0.14		0.18	0.32	(0.27)	(0.99)	(1.26)	18.60
	10/31/17		17.31	0.28		2.72	3.00	(0.32)	(0.45)	(0.77)	19.54
	10/31/16	‡	17.69	0.26		0.57	0.83	(0.24)	(0.97)	(1.21)	17.31
Premier Class:	4/30/18	#	19.50	0.14		0.16	0.30	(0.25)	(0.99)	(1.24)	18.56
	10/31/17		17.26	0.27		2.72	2.99	(0.30)	(0.45)	(0.75)	19.50
	10/31/16		17.53	0.28		0.64	0.92	(0.22)	(0.97)	(1.19)	17.26
	10/31/15		18.59	0.22		(0.13)	0.09	(0.30)	(0.85)	(1.15)	17.53
	10/31/14		18.09	0.30		1.65	1.95	(0.22)	(1.23)	(1.45)	18.59
	10/31/13		14.08	0.27		4.04	4.31	(0.25)	(0.05)	(0.30)	18.09
Retirement Class:	4/30/18	#	19.46	0.13		0.17	0.30	(0.23)	(0.99)	(1.22)	18.54
	10/31/17		17.23	0.25		2.71	2.96	(0.28)	(0.45)	(0.73)	19.46
	10/31/16		17.50	0.26		0.64	0.90	(0.20)	(0.97)	(1.17)	17.23
	10/31/15		18.55	0.20		(0.12)	0.08	(0.28)	(0.85)	(1.13)	17.50
	10/31/14		18.05	0.29		1.64	1.93	(0.20)	(1.23)	(1.43)	18.55
	10/31/13		14.05	0.25		4.03	4.28	(0.23)	(0.05)	(0.28)	18.05
Retail Class:	4/30/18	#	18.78	0.12		0.16	0.28	(0.22)	(0.99)	(1.21)	17.85
	10/31/17		16.66	0.23		2.61	2.84	(0.27)	(0.45)	(0.72)	18.78
	10/31/16		16.96	0.25		0.61	0.86	(0.19)	(0.97)	(1.16)	16.66
	10/31/15		18.01	0.18		(0.11)	0.07	(0.27)	(0.85)	(1.12)	16.96
	10/31/14		17.57	0.27		1.59	1.86	(0.19)	(1.23)	(1.42)	18.01
	10/31/13		13.68	0.22		3.94	4.16	(0.22)	(0.05)	(0.27)	17.57

98	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

							Ratios and supplemental data
									Ratios to average net assets
	For the period or year ended		Total return		Total return excluding payment from affiliates	[u]	Net assets at end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	Net investment income (loss) excluding payment from affiliates	[u]	Portfolio turnover rate

LARGE-CAP GROWTH FUND
Institutional Class:	4/30/18	#	8.19%[b]		8.19%[b]		$3,909,373		0.42%[c]		0.42%[c]		0.48%[c]		0.47%[c]		41%[b]
	10/31/17		30.19		30.18		3,589,896		0.43		0.43		0.60		0.60		94
	10/31/16		(0.37)		(0.40)		2,709,979		0.43		0.43		0.51		0.49		86
	10/31/15		11.14		11.14		2,518,469		0.44		0.44		0.32		0.32		80
	10/31/14		18.18		18.18		2,140,596		0.46		0.46		0.37		0.37		96
	10/31/13		33.71		33.71		1,581,268		0.46		0.46		0.61		0.61		102
Advisor Class:	4/30/18	#	8.12	[b]	8.12	[b]	1,565		0.56	[c]	0.56	[c]	0.35	[c]	0.35	[c]	41	[b]
	10/31/17		30.02		30.01		2,129		0.65		0.58		0.37		0.36		94
	10/31/16	‡	(2.47)[b]		(2.50)[b]		122		0.46	[c]	0.46	[c]	0.45	[c]	0.42	[c]	86
Premier Class:	4/30/18	#	8.09	[b]	8.09	[b]	19,475		0.57	[c]	0.57	[c]	0.37	[c]	0.36	[c]	41	[b]
	10/31/17		30.00		29.99		44,550		0.58		0.58		0.47		0.46		94
	10/31/16		(0.55)		(0.58)		43,732		0.58		0.58		0.36		0.34		86
	10/31/15		11.06		11.06		37,977		0.59		0.59		0.14		0.14		80
	10/31/14		17.91		17.91		9,194		0.61		0.61		0.21		0.21		96
	10/31/13		33.68		33.68		5,110		0.62		0.62		0.48		0.48		102
Retirement Class:	4/30/18	#	8.05	[b]	8.05	[b]	297,760		0.67	[c]	0.67	[c]	0.21	[c]	0.21	[c]	41	[b]
	10/31/17		29.83		29.82		229,758		0.72		0.72		0.34		0.33		94
	10/31/16		(0.71)		(0.74)		249,606		0.78		0.77		0.17		0.14		86
	10/31/15		10.83		10.83		145,672		0.70		0.70		0.07		0.07		80
	10/31/14		17.89		17.89		102,990		0.71		0.71		0.13		0.13		96
	10/31/13		33.49		33.49		191,225		0.71		0.71		0.34		0.34		102
Retail Class:	4/30/18	#	8.00	[b]	8.00	[b]	918,861		0.73	[c]	0.73	[c]	0.17	[c]	0.16	[c]	41	[b]
	10/31/17		29.84		29.83		943,267		0.75		0.75		0.26		0.26		94
	10/31/16		(0.76)		(0.78)		629,391		0.76		0.76		0.19		0.16		86
	10/31/15		10.81		10.81		653,677		0.78		0.78		(0.01)		(0.01)		80
	10/31/14		17.75		17.75		580,569		0.81		0.81		0.02		0.02		96
	10/31/13		33.29		33.29		493,908		0.85		0.85		0.24		0.24		102

LARGE-CAP VALUE FUND
Institutional Class:	4/30/18	#	1.60	[b]	1.60	[b]	5,375,627		0.40	[c]	0.40	[c]	1.57	[c]	1.56	[c]	24	[b]
	10/31/17		17.77		17.76		5,558,748		0.40		0.40		1.59		1.58		53
	10/31/16		6.02		5.97		4,399,435		0.41		0.39		1.86		1.81		62
	10/31/15		0.83		0.83		4,091,753		0.42		0.41		1.35		1.35		61
	10/31/14		11.78		11.78		3,734,156		0.44		0.44		1.84		1.84		49
	10/31/13		31.38		31.38		2,837,163		0.45		0.45		1.78		1.78		54
Advisor Class:	4/30/18	#	1.59	[b]	1.59	[b]	177		0.47	[c]	0.47	[c]	1.51	[c]	1.50	[c]	24	[b]
	10/31/17		17.64		17.63		182		0.47		0.47		1.51		1.50		53
	10/31/16	‡	5.41	[b]	5.36	[b]	110		0.43	[c]	0.41	[c]	1.79	[c]	1.74	[c]	62
Premier Class:	4/30/18	#	1.55	[b]	1.55	[b]	251,915		0.55	[c]	0.55	[c]	1.44	[c]	1.43	[c]	24	[b]
	10/31/17		17.59		17.58		291,951		0.55		0.55		1.46		1.45		53
	10/31/16		5.93		5.89		284,476		0.56		0.54		1.72		1.68		62
	10/31/15		0.62		0.62		359,857		0.57		0.56		1.20		1.20		61
	10/31/14		11.59		11.59		380,387		0.59		0.59		1.70		1.70		49
	10/31/13		31.21		31.21		331,817		0.60		0.60		1.65		1.65		54
Retirement Class:	4/30/18	#	1.50	[b]	1.50	[b]	901,753		0.65	[c]	0.65	[c]	1.33	[c]	1.32	[c]	24	[b]
	10/31/17		17.46		17.45		1,007,357		0.65		0.65		1.35		1.34		53
	10/31/16		5.80		5.75		920,779		0.66		0.64		1.61		1.57		62
	10/31/15		0.53		0.53		970,460		0.67		0.66		1.11		1.11		61
	10/31/14		11.51		11.51		1,061,428		0.69		0.69		1.62		1.62		49
	10/31/13		31.06		31.06		1,162,308		0.70		0.70		1.54		1.54		54
Retail Class:	4/30/18	#	1.45	[b]	1.45	[b]	141,924		0.71	[c]	0.71	[c]	1.27	[c]	1.26	[c]	24	[b]
	10/31/17		17.35		17.34		147,343		0.72		0.71		1.29		1.28		53
	10/31/16		5.74		5.69		132,362		0.73		0.70		1.55		1.50		62
	10/31/15		0.51		0.51		133,294		0.74		0.72		1.04		1.04		61
	10/31/14		11.39		11.39		138,226		0.76		0.76		1.53		1.53		49
	10/31/13		30.94		30.94		125,958		0.80		0.80		1.44		1.44		54

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	99

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

MID-CAP GROWTH FUND
Institutional Class:	4/30/18	#	$24.00	$0.05		$ 1.09	$ 1.14	$(0.13)	$(2.13)	$(2.26)	$22.88
	10/31/17		19.07	0.14		4.89	5.03	(0.10)	—	(0.10)	24.00
	10/31/16		21.47	0.08		(0.77)	(0.69)	(0.04)	(1.67)	(1.71)	19.07
	10/31/15		24.31	0.05		0.67	0.72	(0.11)	(3.45)	(3.56)	21.47
	10/31/14		25.18	0.10		2.24	2.34	(0.06)	(3.15)	(3.21)	24.31
	10/31/13		19.94	0.10		6.33	6.43	(0.15)	(1.04)	(1.19)	25.18
Advisor Class:	4/30/18	#	23.99	0.04		1.08	1.12	(0.11)	(2.13)	(2.24)	22.87
	10/31/17		19.07	0.12		4.90	5.02	(0.10)	—	(0.10)	23.99
	10/31/16	‡	21.70	0.07		(0.99)	(0.92)	(0.04)	(1.67)	(1.71)	19.07
Premier Class:	4/30/18	#	23.85	0.03		1.08	1.11	(0.09)	(2.13)	(2.22)	22.74
	10/31/17		18.95	0.11		4.86	4.97	(0.07)	—	(0.07)	23.85
	10/31/16		21.34	0.05		(0.76)	(0.71)	(0.01)	(1.67)	(1.68)	18.95
	10/31/15		24.18	0.01		0.67	0.68	(0.07)	(3.45)	(3.52)	21.34
	10/31/14		25.05	0.06		2.25	2.31	(0.03)	(3.15)	(3.18)	24.18
	10/31/13		19.84	0.07		6.30	6.37	(0.12)	(1.04)	(1.16)	25.05
Retirement Class:	4/30/18	#	23.35	0.02		1.06	1.08	(0.07)	(2.13)	(2.20)	22.23
	10/31/17		18.55	0.08		4.77	4.85	(0.05)	—	(0.05)	23.35
	10/31/16		20.94	0.03		(0.75)	(0.72)	—	(1.67)	(1.67)	18.55
	10/31/15		23.79	(0.01)		0.66	0.65	(0.05)	(3.45)	(3.50)	20.94
	10/31/14		24.70	0.04		2.20	2.24	0.00 [d]	(3.15)	(3.15)	23.79
	10/31/13		19.58	0.05		6.21	6.26	(0.10)	(1.04)	(1.14)	24.70
Retail Class:	4/30/18	#	23.32	0.01		1.06	1.07	(0.06)	(2.13)	(2.19)	22.20
	10/31/17		18.53	0.06		4.77	4.83	(0.04)	—	(0.04)	23.32
	10/31/16		20.93	0.02		(0.75)	(0.73)	—	(1.67)	(1.67)	18.53
	10/31/15		23.78	(0.02)		0.65	0.63	(0.03)	(3.45)	(3.48)	20.93
	10/31/14		24.71	0.02		2.20	2.22	—	(3.15)	(3.15)	23.78
	10/31/13		19.58	0.03		6.22	6.25	(0.08)	(1.04)	(1.12)	24.71

MID-CAP VALUE FUND
Institutional Class:	4/30/18	#	24.81	0.17		0.47	0.64	(0.40)	(1.67)	(2.07)	23.38
	10/31/17		22.16	0.37		3.34	3.71	(0.41)	(0.65)	(1.06)	24.81
	10/31/16		23.57	0.37		0.61	0.98	(0.33)	(2.06)	(2.39)	22.16
	10/31/15		24.98	0.33		(0.27)	0.06	(0.35)	(1.12)	(1.47)	23.57
	10/31/14		23.44	0.33		2.92	3.25	(0.29)	(1.42)	(1.71)	24.98
	10/31/13		18.50	0.33		5.26	5.59	(0.32)	(0.33)	(0.65)	23.44
Advisor Class:	4/30/18	#	24.77	0.15		0.48	0.63	(0.37)	(1.67)	(2.04)	23.36
	10/31/17		22.15	0.32		3.35	3.67	(0.40)	(0.65)	(1.05)	24.77
	10/31/16	‡	23.48	0.31		0.75	1.06	(0.33)	(2.06)	(2.39)	22.15
Premier Class:	4/30/18	#	24.73	0.15		0.48	0.63	(0.36)	(1.67)	(2.03)	23.33
	10/31/17		22.10	0.34		3.31	3.65	(0.37)	(0.65)	(1.02)	24.73
	10/31/16		23.51	0.34		0.61	0.95	(0.30)	(2.06)	(2.36)	22.10
	10/31/15		24.91	0.29		(0.26)	0.03	(0.31)	(1.12)	(1.43)	23.51
	10/31/14		23.38	0.30		2.91	3.21	(0.26)	(1.42)	(1.68)	24.91
	10/31/13		18.46	0.30		5.24	5.54	(0.29)	(0.33)	(0.62)	23.38
Retirement Class:	4/30/18	#	24.63	0.13		0.48	0.61	(0.33)	(1.67)	(2.00)	23.24
	10/31/17		22.01	0.31		3.31	3.62	(0.35)	(0.65)	(1.00)	24.63
	10/31/16		23.41	0.32		0.61	0.93	(0.27)	(2.06)	(2.33)	22.01
	10/31/15		24.81	0.27		(0.28)	(0.01)	(0.27)	(1.12)	(1.39)	23.41
	10/31/14		23.29	0.27		2.91	3.18	(0.24)	(1.42)	(1.66)	24.81
	10/31/13		18.39	0.28		5.22	5.50	(0.27)	(0.33)	(0.60)	23.29
Retail Class:	4/30/18	#	24.19	0.13		0.46	0.59	(0.32)	(1.67)	(1.99)	22.79
	10/31/17		21.63	0.29		3.26	3.55	(0.34)	(0.65)	(0.99)	24.19
	10/31/16		23.05	0.30		0.60	0.90	(0.26)	(2.06)	(2.32)	21.63
	10/31/15		24.46	0.25		(0.26)	(0.01)	(0.28)	(1.12)	(1.40)	23.05
	10/31/14		22.98	0.25		2.86	3.11	(0.21)	(1.42)	(1.63)	24.46
	10/31/13		18.15	0.27		5.16	5.43	(0.27)	(0.33)	(0.60)	22.98

100	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

							Ratios and supplemental data
									Ratios to average net assets
	For the period or year ended		Total return		Total return excluding payment from affiliates	[u]	Net assets at end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	Net investment income (loss) excluding payment from affiliates	[u]	Portfolio turnover rate

MID-CAP GROWTH FUND
Institutional Class:	4/30/18	#	4.99%[b]		4.99%[b]		$ 836,241		0.48%[c]		0.48%[c]		0.41%[c]		0.40%[c]		29%[b]
	10/31/17		26.48		26.47		912,465		0.47		0.47		0.63		0.62		71
	10/31/16		(3.22)		(3.24)		787,520		0.47		0.47		0.41		0.39		69
	10/31/15		3.61		3.61		948,072		0.47		0.47		0.20		0.20		104
	10/31/14		10.64		10.64		896,227		0.47		0.47		0.42		0.42		104
	10/31/13		34.07		34.07		915,882		0.47		0.47		0.46		0.46		105
Advisor Class:	4/30/18	#	4.93	[b]	4.93	[b]	160		0.53	[c]	0.53	[c]	0.35	[c]	0.34	[c]	29	[b]
	10/31/17		26.41		26.40		160		0.54		0.54		0.55		0.54		71
	10/31/16	‡	(4.26)[b]		(4.28)[b]		98		0.49	[c]	0.49	[c]	0.39	[c]	0.36	[c]	69
Premier Class:	4/30/18	#	4.90	[b]	4.90	[b]	81,836		0.63	[c]	0.63	[c]	0.25	[c]	0.24	[c]	29	[b]
	10/31/17		26.30		26.29		94,517		0.62		0.62		0.50		0.49		71
	10/31/16		(3.35)		(3.37)		107,194		0.62		0.62		0.27		0.25		69
	10/31/15		3.44		3.44		136,135		0.62		0.62		0.05		0.05		104
	10/31/14		10.48		10.48		141,798		0.62		0.62		0.27		0.27		104
	10/31/13		33.93		33.93		177,935		0.62		0.62		0.33		0.33		105
Retirement Class:	4/30/18	#	4.87	[b]	4.87	[b]	397,773		0.73	[c]	0.73	[c]	0.15	[c]	0.14	[c]	29	[b]
	10/31/17		26.20		26.19		401,947		0.72		0.72		0.39		0.38		71
	10/31/16		(3.48)		(3.50)		367,160		0.72		0.72		0.16		0.14		69
	10/31/15		3.32		3.32		470,864		0.72		0.72		(0.04)		(0.04)		104
	10/31/14		10.40		10.40		510,331		0.72		0.72		0.17		0.17		104
	10/31/13		33.71		33.71		570,942		0.72		0.72		0.25		0.25		105
Retail Class:	4/30/18	#	4.83	[b]	4.83	[b]	222,010		0.78	[c]	0.78	[c]	0.08	[c]	0.07	[c]	29	[b]
	10/31/17		26.10		26.09		181,568		0.80		0.80		0.30		0.29		71
	10/31/16		(3.54)		(3.56)		154,928		0.78		0.78		0.10		0.08		69
	10/31/15		3.27		3.27		180,387		0.78		0.78		(0.11)		(0.11)		104
	10/31/14		10.29		10.29		181,627		0.79		0.79		0.10		0.10		104
	10/31/13		33.64		33.64		175,018		0.82		0.82		0.13		0.13		105

MID-CAP VALUE FUND
Institutional Class:	4/30/18	#	2.62	[b]	2.62	[b]	2,595,632		0.42	[c]	0.40	[c]	1.40	[c]	1.39	[c]	12	[b]
	10/31/17		17.03		17.03		2,926,270		0.41		0.39		1.57		1.56		26
	10/31/16		5.21		5.17		3,225,705		0.41		0.37		1.74		1.70		43
	10/31/15		0.27		0.27		3,357,973		0.42		0.39		1.34		1.34		39
	10/31/14		14.91		14.91		3,186,049		0.44		0.43		1.37		1.37		28
	10/31/13		31.23		31.23		2,181,142		0.45		0.45		1.59		1.59		46
Advisor Class:	4/30/18	#	2.57	[b]	2.57	[b]	327		0.59	[c]	0.55	[c]	1.23	[c]	1.23	[c]	12	[b]
	10/31/17		16.87		16.87		330		0.56		0.53		1.35		1.35		26
	10/31/16	‡	5.56	[b]	5.52	[b]	141		0.43	[c]	0.40	[c]	1.63	[c]	1.58	[c]	43
Premier Class:	4/30/18	#	2.58	[b]	2.58	[b]	265,051		0.57	[c]	0.55	[c]	1.26	[c]	1.25	[c]	12	[b]
	10/31/17		16.81		16.81		320,095		0.56		0.54		1.42		1.41		26
	10/31/16		5.09		5.05		368,739		0.56		0.52		1.61		1.57		43
	10/31/15		0.10		0.10		394,843		0.57		0.54		1.20		1.20		39
	10/31/14		14.73		14.73		424,326		0.59		0.58		1.27		1.27		28
	10/31/13		31.00		31.00		457,994		0.60		0.60		1.46		1.46		46
Retirement Class:	4/30/18	#	2.52	[b]	2.52	[b]	868,309		0.67	[c]	0.65	[c]	1.15	[c]	1.14	[c]	12	[b]
	10/31/17		16.73		16.73		978,517		0.66		0.64		1.30		1.30		26
	10/31/16		4.97		4.93		1,031,502		0.66		0.62		1.49		1.46		43
	10/31/15		0.00		0.00		1,096,242		0.67		0.64		1.10		1.10		39
	10/31/14		14.62		14.62		1,244,449		0.69		0.68		1.16		1.16		28
	10/31/13		30.87		30.87		1,542,181		0.70		0.70		1.37		1.37		46
Retail Class:	4/30/18	#	2.50	[b]	2.50	[b]	268,843		0.72	[c]	0.69	[c]	1.10	[c]	1.09	[c]	12	[b]
	10/31/17		16.70		16.70		286,550		0.71		0.68		1.25		1.25		26
	10/31/16		4.90		4.86		276,022		0.71		0.67		1.45		1.41		43
	10/31/15		(0.02)		(0.02)		296,484		0.71		0.69		1.05		1.05		39
	10/31/14		14.52		14.52		308,362		0.75		0.74		1.08		1.08		28
	10/31/13		30.83		30.83		255,059		0.76		0.76		1.30		1.30		46

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	101

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

SMALL-CAP EQUITY FUND
Institutional Class:	4/30/18	#	$20.69	$0.06		$ 0.26	$ 0.32	$(0.16)	$(1.96)	$(2.12)	$18.89
	10/31/17		16.64	0.16		4.53	4.69	(0.17)	(0.47)	(0.64)	20.69
	10/31/16		17.62	0.16		0.22	0.38	(0.13)	(1.23)	(1.36)	16.64
	10/31/15		19.70	0.13		0.55	0.68	(0.14)	(2.62)	(2.76)	17.62
	10/31/14		19.79	0.15		1.53	1.68	(0.16)	(1.61)	(1.77)	19.70
	10/31/13		14.63	0.18		5.43	5.61	(0.18)	(0.27)	(0.45)	19.79
Advisor Class:	4/30/18	#	20.67	0.05		0.26	0.31	(0.15)	(1.96)	(2.11)	18.87
	10/31/17		16.63	0.13		4.55	4.68	(0.17)	(0.47)	(0.64)	20.67
	10/31/16	‡	18.05	0.10		(0.16)	(0.06)	(0.13)	(1.23)	(1.36)	16.63
Premier Class:	4/30/18	#	20.57	0.04		0.26	0.30	(0.13)	(1.96)	(2.09)	18.78
	10/31/17		16.54	0.13		4.52	4.65	(0.15)	(0.47)	(0.62)	20.57
	10/31/16		17.53	0.14		0.21	0.35	(0.11)	(1.23)	(1.34)	16.54
	10/31/15		19.62	0.11		0.55	0.66	(0.13)	(2.62)	(2.75)	17.53
	10/31/14		19.74	0.13		1.51	1.64	(0.15)	(1.61)	(1.76)	19.62
	10/31/13		14.59	0.16		5.41	5.57	(0.15)	(0.27)	(0.42)	19.74
Retirement Class:	4/30/18	#	20.20	0.03		0.25	0.28	(0.11)	(1.96)	(2.07)	18.41
	10/31/17		16.26	0.11		4.43	4.54	(0.13)	(0.47)	(0.60)	20.20
	10/31/16		17.25	0.12		0.21	0.33	(0.09)	(1.23)	(1.32)	16.26
	10/31/15		19.36	0.09		0.54	0.63	(0.12)	(2.62)	(2.74)	17.25
	10/31/14		19.51	0.11		1.49	1.60	(0.14)	(1.61)	(1.75)	19.36
	10/31/13		14.42	0.14		5.36	5.50	(0.14)	(0.27)	(0.41)	19.51
Retail Class:	4/30/18	#	20.00	0.03		0.25	0.28	(0.10)	(1.96)	(2.06)	18.22
	10/31/17		16.11	0.10		4.39	4.49	(0.13)	(0.47)	(0.60)	20.00
	10/31/16		17.10	0.11		0.21	0.32	(0.08)	(1.23)	(1.31)	16.11
	10/31/15		19.22	0.07		0.54	0.61	(0.11)	(2.62)	(2.73)	17.10
	10/31/14		19.39	0.09		1.48	1.57	(0.13)	(1.61)	(1.74)	19.22
	10/31/13		14.33	0.12		5.33	5.45	(0.12)	(0.27)	(0.39)	19.39

SMALL/MID-CAP EQUITY FUND
Institutional Class:	4/30/18	#	12.38	0.06		0.53	0.59	(0.13)	(0.55)	(0.68)	12.29
	10/31/17		9.63	0.10		2.67	2.77	(0.02)	—	(0.02)	12.38
	10/31/16	§	10.00	0.00	[d]	(0.37)	(0.37)	—	—	—	9.63
Advisor Class:	4/30/18	#	12.37	0.03		0.58	0.61	(0.13)	(0.55)	(0.68)	12.30
	10/31/17		9.62	0.10		2.67	2.77	(0.02)	—	(0.02)	12.37
	10/31/16	§	10.00	0.02		(0.40)	(0.38)	—	—	—	9.62
Premier Class:	4/30/18	#	12.36	0.06		0.52	0.58	(0.11)	(0.55)	(0.66)	12.28
	10/31/17		9.62	0.08		2.68	2.76	(0.02)	—	(0.02)	12.36
	10/31/16	§	10.00	0.02		(0.40)	(0.38)	—	—	—	9.62
Retirement Class:	4/30/18	#	12.34	0.05		0.52	0.57	(0.10)	(0.55)	(0.65)	12.26
	10/31/17		9.62	0.06		2.68	2.74	(0.02)	—	(0.02)	12.34
	10/31/16	§	10.00	0.01		(0.39)	(0.38)	—	—	—	9.62
Retail Class:	4/30/18	#	12.32	0.04		0.53	0.57	(0.09)	(0.55)	(0.64)	12.25
	10/31/17		9.62	0.05		2.66	2.71	(0.01)	—	(0.01)	12.32
	10/31/16	§	10.00	0.01		(0.39)	(0.38)	—	—	—	9.62

102	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data

	For the						Ratios to average net assets
	period				Net assets at						Net		Portfolio
	or year				end of period		Gross		Net		investment		turnover
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate

SMALL-CAP EQUITY FUND
Institutional Class:	4/30/18	#	1.50%[b]		$2,696,687		0.41%[c]		0.41%[c]		0.59%[c]		40%[b]
	10/31/17		28.64		2,804,889		0.41		0.41		0.82		81
	10/31/16		2.59		2,102,479		0.42		0.42		1.01		86
	10/31/15		4.32		2,050,241		0.42		0.42		0.73		89
	10/31/14		9.40		1,831,047		0.45		0.44		0.81		94
	10/31/13		39.49		1,482,702		0.47		0.44		1.06		85
Advisor Class:	4/30/18	#	1.49	[b]	2,794		0.47	[c]	0.47	[c]	0.51	[c]	40	[b]
	10/31/17		28.51		2,611		0.48		0.48		0.70		81
	10/31/16	‡	0.07	[b]	508		0.47	[c]	0.47	[c]	0.67	[c]	86
Premier Class:	4/30/18	#	1.44	[b]	165,407		0.56	[c]	0.56	[c]	0.46	[c]	40	[b]
	10/31/17		28.46		180,112		0.56		0.56		0.70		81
	10/31/16		2.38		171,546		0.57		0.57		0.91		86
	10/31/15		4.19		182,699		0.57		0.57		0.60		89
	10/31/14		9.19		188,209		0.60		0.59		0.69		94
	10/31/13		39.32		199,759		0.62		0.59		0.94		85
Retirement Class:	4/30/18	#	1.38	[b]	585,341		0.66	[c]	0.66	[c]	0.35	[c]	40	[b]
	10/31/17		28.29		641,915		0.66		0.66		0.58		81
	10/31/16		2.30		541,420		0.67		0.67		0.77		86
	10/31/15		4.09		545,870		0.67		0.67		0.49		89
	10/31/14		9.08		527,052		0.70		0.69		0.57		94
	10/31/13		39.20		558,845		0.72		0.69		0.86		85
Retail Class:	4/30/18	#	1.40	[b]	158,269		0.70	[c]	0.67	[c]	0.33	[c]	40	[b]
	10/31/17		28.19		169,753		0.71		0.71		0.53		81
	10/31/16		2.26		125,084		0.73		0.73		0.69		86
	10/31/15		4.01		110,670		0.75		0.75		0.42		89
	10/31/14		8.98		104,321		0.79		0.78		0.48		94
	10/31/13		39.04		100,054		0.83		0.81		0.70		85

SMALL/MID-CAP EQUITY FUND
Institutional Class:	4/30/18	#	4.82	[b]	686,361		0.51	[c]	0.51	[c]	1.06	[c]	32	[b]
	10/31/17		28.83		666,876		0.50		0.50		0.86		84
	10/31/16	§	(3.70)[b]		370,391		1.58	[c]	0.53	[c]	0.18	[c]	2	[b]
Advisor Class:	4/30/18	#	4.99	[b]	1,545		0.62	[c]	0.62	[c]	0.44	[c]	32	[b]
	10/31/17		28.81		1,290		0.50		0.50		0.87		84
	10/31/16	§	(3.80)[b]		967		2.08	[c]	0.68	[c]	0.64	[c]	2	[b]
Premier Class:	4/30/18	#	4.78	[b]	1,228		0.66	[c]	0.66	[c]	0.92	[c]	32	[b]
	10/31/17		28.68		1,236		0.64		0.64		0.73		84
	10/31/16	§	(3.80)[b]		962		2.27	[c]	0.68	[c]	0.64	[c]	2	[b]
Retirement Class:	4/30/18	#	4.72	[b]	6,791		0.76	[c]	0.76	[c]	0.75	[c]	32	[b]
	10/31/17		28.47		4,945		0.75		0.75		0.57		84
	10/31/16	§	(3.80)[b]		1,165		2.35	[c]	0.78	[c]	0.52	[c]	2	[b]
Retail Class:	4/30/18	#	4.74	[b]	4,027		0.88	[c]	0.88	[c]	0.67	[c]	32	[b]
	10/31/17		28.21		3,291		0.88		0.88		0.44		84
	10/31/16	§	(3.80)[b]		1,127		3.15	[c]	0.92	[c]	0.38	[c]	2	[b]

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	103

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

SOCIAL CHOICE EQUITY FUND
Institutional Class:	4/30/18	#	$19.19	$0.17		$ 0.59	$0.76	$(0.31)	$(0.46)	$(0.77)	$19.18
	10/31/17		16.55	0.33		3.44	3.77	(0.39)	(0.74)	(1.13)	19.19
	10/31/16		16.71	0.33		0.36	0.69	(0.30)	(0.55)	(0.85)	16.55
	10/31/15		16.91	0.30		(0.07)	0.23	(0.24)	(0.19)	(0.43)	16.71
	10/31/14		15.08	0.27		1.92	2.19	(0.22)	(0.14)	(0.36)	16.91
	10/31/13		11.72	0.25		3.35	3.60	(0.24)	—	(0.24)	15.08
Advisor Class:	4/30/18	#	19.18	0.17		0.58	0.75	(0.30)	(0.46)	(0.76)	19.17
	10/31/17		16.54	0.31		3.46	3.77	(0.39)	(0.74)	(1.13)	19.18
	10/31/16	‡	16.78	0.29		0.32	0.61	(0.30)	(0.55)	(0.85)	16.54
Premier Class:	4/30/18	#	19.11	0.15		0.59	0.74	(0.28)	(0.46)	(0.74)	19.11
	10/31/17		16.49	0.31		3.42	3.73	(0.37)	(0.74)	(1.11)	19.11
	10/31/16		16.65	0.31		0.35	0.66	(0.27)	(0.55)	(0.82)	16.49
	10/31/15		16.86	0.28		(0.08)	0.20	(0.22)	(0.19)	(0.41)	16.65
	10/31/14		15.03	0.25		1.91	2.16	(0.19)	(0.14)	(0.33)	16.86
	10/31/13		11.68	0.23		3.34	3.57	(0.22)	—	(0.22)	15.03
Retirement Class:	4/30/18	#	19.44	0.15		0.59	0.74	(0.26)	(0.46)	(0.72)	19.46
	10/31/17		16.75	0.29		3.49	3.78	(0.35)	(0.74)	(1.09)	19.44
	10/31/16		16.90	0.30		0.35	0.65	(0.25)	(0.55)	(0.80)	16.75
	10/31/15		17.10	0.26		(0.08)	0.18	(0.19)	(0.19)	(0.38)	16.90
	10/31/14		15.24	0.24		1.94	2.18	(0.18)	(0.14)	(0.32)	17.10
	10/31/13		11.84	0.22		3.39	3.61	(0.21)	—	(0.21)	15.24
Retail Class:	4/30/18	#	17.28	0.13		0.53	0.66	(0.26)	(0.46)	(0.72)	17.22
	10/31/17		14.98	0.26		3.10	3.36	(0.32)	(0.74)	(1.06)	17.28
	10/31/16		15.21	0.27		0.31	0.58	(0.26)	(0.55)	(0.81)	14.98
	10/31/15		15.45	0.24		(0.08)	0.16	(0.21)	(0.19)	(0.40)	15.21
	10/31/14		13.80	0.21		1.76	1.97	(0.18)	(0.14)	(0.32)	15.45
	10/31/13		10.75	0.19		3.07	3.26	(0.21)	—	(0.21)	13.80

SOCIAL CHOICE LOW CARBON EQUITY FUND
Institutional Class:	4/30/18	#	12.50	0.10		0.32	0.42	(0.17)	(0.12)	(0.29)	12.63
	10/31/17		10.35	0.20		2.27	2.47	(0.24)	(0.08)	(0.32)	12.50
	10/31/16		9.92	0.23		0.25	0.48	(0.05)	(0.00)[d]	(0.05)	10.35
	10/31/15	^	10.00	0.03		(0.11)	(0.08)	—	—	—	9.92
Advisor Class:	4/30/18	#	12.49	0.09		0.33	0.42	(0.16)	(0.12)	(0.28)	12.63
	10/31/17		10.35	0.19		2.27	2.46	(0.24)	(0.08)	(0.32)	12.49
	10/31/16	‡	10.01	0.21		0.18	0.39	(0.05)	(0.00)[d]	(0.05)	10.35
Premier Class:	4/30/18	#	12.51	0.09		0.34	0.43	(0.16)	(0.12)	(0.28)	12.66
	10/31/17		10.34	0.18		2.27	2.45	(0.20)	(0.08)	(0.28)	12.51
	10/31/16		9.92	0.19		0.28	0.47	(0.05)	(0.00)[d]	(0.05)	10.34
	10/31/15	^	10.00	0.03		(0.11)	(0.08)	—	—	—	9.92
Retirement Class:	4/30/18	#	12.46	0.08		0.33	0.41	(0.15)	(0.12)	(0.27)	12.60
	10/31/17		10.33	0.18		2.25	2.43	(0.22)	(0.08)	(0.30)	12.46
	10/31/16		9.91	0.23		0.24	0.47	(0.05)	(0.00)[d]	(0.05)	10.33
	10/31/15	^	10.00	0.03		(0.12)	(0.09)	—	—	—	9.91
Retail Class:	4/30/18	#	12.46	0.08		0.33	0.41	(0.15)	(0.12)	(0.27)	12.60
	10/31/17		10.33	0.17		2.25	2.42	(0.21)	(0.08)	(0.29)	12.46
	10/31/16		9.91	0.20		0.26	0.46	(0.04)	(0.00)[d]	(0.04)	10.33
	10/31/15	^	10.00	0.03		(0.12)	(0.09)	—	—	—	9.91

104	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data

	For the						Ratios to average net assets
	period				Net assets at						Net		Portfolio
	or year				end of period		Gross		Net		investment		turnover
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate

SOCIAL CHOICE EQUITY FUND
Institutional Class:	4/30/18	#	3.98%[b]		$2,274,076		0.17%[c]		0.17%[c]		1.74%[c]		3%[b]
	10/31/17		23.79		1,908,430		0.18		0.18		1.87		14
	10/31/16		4.52		1,443,910		0.19		0.19		2.08		16
	10/31/15		1.42		1,365,668		0.18		0.18		1.80		17
	10/31/14		14.82		1,284,871		0.18		0.18		1.72		7
	10/31/13		31.32		934,574		0.18		0.18		1.85		12
Advisor Class:	4/30/18	#	3.95	[b]	8,951		0.20	[c]	0.20	[c]	1.71	[c]	3	[b]
	10/31/17		23.79		8,718		0.21		0.21		1.74		14
	10/31/16	‡	4.01	[b]	159		0.21	[c]	0.21	[c]	2.02	[c]	16
Premier Class:	4/30/18	#	3.87	[b]	78,298		0.33	[c]	0.33	[c]	1.60	[c]	3	[b]
	10/31/17		23.58		70,679		0.33		0.33		1.75		14
	10/31/16		4.37		80,487		0.34		0.34		1.93		16
	10/31/15		1.22		77,865		0.32		0.32		1.66		17
	10/31/14		14.70		95,987		0.33		0.33		1.58		7
	10/31/13		31.14		90,567		0.33		0.33		1.73		12
Retirement Class:	4/30/18	#	3.84	[b]	461,303		0.42	[c]	0.42	[c]	1.49	[c]	3	[b]
	10/31/17		23.50		393,452		0.43		0.43		1.63		14
	10/31/16		4.23		329,659		0.44		0.44		1.83		16
	10/31/15		1.13		342,134		0.43		0.43		1.56		17
	10/31/14		14.59		387,327		0.43		0.43		1.48		7
	10/31/13		30.99		392,917		0.43		0.43		1.62		12
Retail Class:	4/30/18	#	3.85	[b]	471,847		0.45	[c]	0.45	[c]	1.48	[c]	3	[b]
	10/31/17		23.46		464,729		0.46		0.46		1.60		14
	10/31/16		4.20		427,545		0.46		0.46		1.83		16
	10/31/15		1.12		915,697		0.44		0.44		1.54		17
	10/31/14		14.58		917,583		0.46		0.46		1.42		7
	10/31/13		30.87		313,597		0.48		0.48		1.56		12

SOCIAL CHOICE LOW CARBON EQUITY FUND
Institutional Class:	4/30/18	#	3.39	[b]	75,200		0.57	[c]	0.32	[c]	1.53	[c]	4	[b]
	10/31/17		24.33		62,732		0.62		0.32		1.72		16
	10/31/16		4.92		36,694		0.65		0.32		2.31		83
	10/31/15	^	(0.80)[b]		28,426		3.77	[c]	0.32	[c]	1.57	[c]	1	[b]
Advisor Class:	4/30/18	#	3.39	[b]	230		0.66	[c]	0.41	[c]	1.44	[c]	4	[b]
	10/31/17		24.21		190		0.71		0.40		1.66		16
	10/31/16	‡	3.94	[b]	117		0.67	[c]	0.34	[c]	2.37	[c]	83
Premier Class:	4/30/18	#	3.40	[b]	635		0.73	[c]	0.47	[c]	1.38	[c]	4	[b]
	10/31/17		24.12		492		0.79		0.47		1.60		16
	10/31/16		4.76		353		0.82		0.47		1.92		83
	10/31/15	^	(0.80)[b]		992		4.52	[c]	0.47	[c]	1.47	[c]	1	[b]
Retirement Class:	4/30/18	#	3.28	[b]	20,756		0.82	[c]	0.57	[c]	1.27	[c]	4	[b]
	10/31/17		23.99		17,728		0.87		0.57		1.57		16
	10/31/16		4.75		6,575		0.91		0.57		2.29		83
	10/31/15	^	(0.90)[b]		2,034		4.38	[c]	0.57	[c]	1.35	[c]	1	[b]
Retail Class:	4/30/18	#	3.25	[b]	10,882		0.89	[c]	0.64	[c]	1.20	[c]	4	[b]
	10/31/17		23.81		7,983		0.97		0.67		1.45		16
	10/31/16		4.69		2,575		0.97		0.65		2.05		83
	10/31/15	^	(0.90)[b]		1,513		4.72	[c]	0.71	[c]	1.22	[c]	1	[b]

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	105

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

EMERGING MARKETS EQUITY FUND
Institutional Class:	4/30/18	#	$12.87	$ 0.01		$ 0.32	$ 0.33	$(0.10)	$(0.45)	$(0.55)	$12.65
	10/31/17		9.66	0.11		3.18	3.29	(0.08)	—	(0.08)	12.87
	10/31/16		9.07	0.10		0.58	0.68	(0.09)	—	(0.09)	9.66
	10/31/15		10.78	0.12		(1.70)	(1.58)	(0.13)	—	(0.13)	9.07
	10/31/14		11.17	0.12		(0.43)	(0.31)	(0.08)	—	(0.08)	10.78
	10/31/13		10.44	0.12		0.73	0.85	(0.12)	—	(0.12)	11.17
Advisor Class:	4/30/18	#	12.86	(0.00)[d]		0.32	0.32	(0.09)	(0.45)	(0.54)	12.64
	10/31/17		9.65	0.11		3.18	3.29	(0.08)	—	(0.08)	12.86
	10/31/16	‡	8.87	0.10		0.77	0.87	(0.09)	—	(0.09)	9.65
Premier Class:	4/30/18	#	12.85	0.00	[d]	0.32	0.32	(0.07)	(0.45)	(0.52)	12.65
	10/31/17		9.65	0.11		3.16	3.27	(0.07)	—	(0.07)	12.85
	10/31/16		9.06	0.09		0.57	0.66	(0.07)	—	(0.07)	9.65
	10/31/15		10.77	0.12		(1.71)	(1.59)	(0.12)	—	(0.12)	9.06
	10/31/14		11.16	0.10		(0.43)	(0.33)	(0.06)	—	(0.06)	10.77
	10/31/13		10.42	0.10		0.74	0.84	(0.10)	—	(0.10)	11.16
Retirement Class:	4/30/18	#	12.82	(0.00)[d]		0.31	0.31	(0.08)	(0.45)	(0.53)	12.60
	10/31/17		9.62	0.08		3.18	3.26	(0.06)	—	(0.06)	12.82
	10/31/16		9.03	0.08		0.57	0.65	(0.06)	—	(0.06)	9.62
	10/31/15		10.73	0.11		(1.70)	(1.59)	(0.11)	—	(0.11)	9.03
	10/31/14		11.12	0.09		(0.43)	(0.34)	(0.05)	—	(0.05)	10.73
	10/31/13		10.40	0.09		0.73	0.82	(0.10)	—	(0.10)	11.12
Retail Class:	4/30/18	#	12.83	(0.01)		0.32	0.31	(0.07)	(0.45)	(0.52)	12.62
	10/31/17		9.62	0.07		3.19	3.26	(0.05)	—	(0.05)	12.83
	10/31/16		9.02	0.06		0.58	0.64	(0.04)	—	(0.04)	9.62
	10/31/15		10.72	0.08		(1.69)	(1.61)	(0.09)	—	(0.09)	9.02
	10/31/14		11.11	0.08		(0.43)	(0.35)	(0.04)	—	(0.04)	10.72
	10/31/13		10.39	0.08		0.72	0.80	(0.08)	—	(0.08)	11.11

ENHANCED INTERNATIONAL EQUITY INDEX FUND
Institutional Class:	4/30/18	#	8.35	0.11		0.05	0.16	(0.26)	—	(0.26)	8.25
	10/31/17		6.87	0.21		1.46	1.67	(0.19)	—	(0.19)	8.35
	10/31/16		7.30	0.22		(0.44)	(0.22)	(0.21)	—	(0.21)	6.87
	10/31/15		7.97	0.23		(0.33)	(0.10)	(0.28)	(0.29)	(0.57)	7.30
	10/31/14		8.44	0.30		(0.21)	0.09	(0.27)	(0.29)	(0.56)	7.97
	10/31/13		6.82	0.23		1.66	1.89	(0.27)	—	(0.27)	8.44
Advisor Class:	4/30/18	#	8.35	0.11		0.04	0.15	(0.25)	—	(0.25)	8.25
	10/31/17		6.87	0.20		1.47	1.67	(0.19)	—	(0.19)	8.35
	10/31/16	‡	7.25	0.21		(0.38)	(0.17)	(0.21)	—	(0.21)	6.87

106	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
							Ratios to average net assets
	For the period or year ended		Total return	Total return excluding payment from affiliates [u]	Net assets at end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	Net investment income (loss) excluding payment from affiliates	[u]	Portfolio turnover rate

EMERGING MARKETS EQUITY FUND
Institutional Class:	4/30/18	#	2.62%[b]	2.62%[b]	$1,371,168		0.91%[c]		0.91%[c]		0.15%[c]		0.14%[c]		68%[b]
	10/31/17		34.55	34.54	1,334,540		0.92		0.92		1.03		1.01		152
	10/31/16		7.73	7.60	1,067,866		0.94		0.94		1.12		0.99		195
	10/31/15		(14.85)	(14.85)	918,839		0.94		0.94		1.17		1.17		114
	10/31/14		(2.79)	(2.79)	850,536		0.95		0.95		1.10		1.10		104
	10/31/13		8.18	8.18	676,999		0.95		0.95		1.11		1.11		110
Advisor Class:	4/30/18	#	2.63 [b]	2.63 [b]	174		0.99	[c]	0.99	[c]	(0.00)[c]		(0.01)[c]		68	[b]
	10/31/17		34.45	34.44	848		0.99		0.99		0.97		0.96		152
	10/31/16	‡	9.91 [b]	9.77 [b]	115		0.96	[c]	0.96	[c]	1.30	[c]	1.14	[c]	195
Premier Class:	4/30/18	#	2.53 [b]	2.53 [b]	12,725		1.06	[c]	1.06	[c]	0.03	[c]	0.02	[c]	68	[b]
	10/31/17		34.32	34.31	11,035		1.07		1.07		1.03		1.01		152
	10/31/16		7.57	7.42	15,890		1.09		1.09		1.01		0.86		195
	10/31/15		(14.98)	(14.98)	9,408		1.09		1.09		1.21		1.21		114
	10/31/14		(2.91)	(2.91)	4,906		1.10		1.10		0.95		0.95		104
	10/31/13		7.96	7.96	4,126		1.10		1.10		0.97		0.97		110
Retirement Class:	4/30/18	#	2.52 [b]	2.52 [b]	98,181		1.16	[c]	1.16	[c]	(0.08)[c]		(0.08)[c]		68	[b]
	10/31/17		34.14	34.13	79,596		1.17		1.17		0.73		0.72		152
	10/31/16		7.47	7.34	26,946		1.19		1.19		0.86		0.74		195
	10/31/15		(15.03)	(15.03)	29,332		1.19		1.19		1.07		1.07		114
	10/31/14		(3.05)	(3.05)	17,678		1.20		1.20		0.84		0.84		104
	10/31/13		7.91	7.91	15,040		1.20		1.20		0.84		0.84		110
Retail Class:	4/30/18	#	2.50 [b]	2.50 [b]	13,247		1.26	[c]	1.26	[c]	(0.18)[c]		(0.19)[c]		68	[b]
	10/31/17		34.04	34.03	12,675		1.30		1.30		0.62		0.61		152
	10/31/16		7.21	7.08	4,460		1.36		1.34		0.72		0.59		195
	10/31/15		(15.10)	(15.10)	4,560		1.31		1.31		0.80		0.80		114
	10/31/14		(3.19)	(3.19)	6,352		1.33		1.33		0.70		0.70		104
	10/31/13		7.74	7.74	6,321		1.35		1.34		0.71		0.71		110

ENHANCED INTERNATIONAL EQUITY INDEX FUND
Institutional Class:	4/30/18	#	1.91 [b]	1.91 [b]	1,926,770		0.40	[c]	0.40	[c]	2.78	[c]	2.78	[c]	52	[b]
	10/31/17		24.93	24.93	1,888,139		0.41		0.41		2.79		2.79		106
	10/31/16		(2.99)	(2.99)	1,521,511		0.41		0.41		3.20		3.20		100
	10/31/15		(1.01)	(1.01)	1,292,616		0.42		0.42		3.08		3.08		84
	10/31/14		1.28	1.28	1,030,084		0.46		0.43		3.70		3.70		71
	10/31/13		28.75	28.75	821,836		0.47		0.47		3.12		3.12		110
Advisor Class:	4/30/18	#	1.82 [b]	1.82 [b]	211		0.51	[c]	0.51	[c]	2.67	[c]	2.67	[c]	52	[b]
	10/31/17		24.89	24.89	170		0.52		0.52		2.69		2.69		106
	10/31/16	‡	(2.34)[b]	(2.34)[b]	102		0.44	[c]	0.44	[c]	3.41	[c]	3.41	[c]	100

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	107

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

INTERNATIONAL EQUITY FUND
Institutional Class:	4/30/18	#	$13.24	$0.10		$ 0.30	$ 0.40	$(0.15)	$(0.17)	$(0.32)	$13.32
	10/31/17		10.59	0.17		2.64	2.81	(0.16)	—	(0.16)	13.24
	10/31/16		10.97	0.16		(0.41)	(0.25)	(0.13)	—	(0.13)	10.59
	10/31/15		10.81	0.18		0.13	0.31	(0.15)	—	(0.15)	10.97
	10/31/14		11.50	0.17		(0.67)	(0.50)	(0.19)	—	(0.19)	10.81
	10/31/13		9.06	0.20		2.41	2.61	(0.17)	—	(0.17)	11.50
Advisor Class:	4/30/18	#	13.24	0.09		0.29	0.38	(0.14)	(0.17)	(0.31)	13.31
	10/31/17		10.59	0.03		2.77	2.80	(0.15)	—	(0.15)	13.24
	10/31/16	‡	10.80	0.16		(0.24)	(0.08)	(0.13)	—	(0.13)	10.59
Premier Class:	4/30/18	#	13.21	0.08		0.30	0.38	(0.13)	(0.17)	(0.30)	13.29
	10/31/17		10.56	0.16		2.63	2.79	(0.14)	—	(0.14)	13.21
	10/31/16		10.94	0.14		(0.40)	(0.26)	(0.12)	—	(0.12)	10.56
	10/31/15		10.78	0.15		0.15	0.30	(0.14)	—	(0.14)	10.94
	10/31/14		11.46	0.16		(0.67)	(0.51)	(0.17)	—	(0.17)	10.78
	10/31/13		9.04	0.18		2.40	2.58	(0.16)	—	(0.16)	11.46
Retirement Class:	4/30/18	#	13.69	0.09		0.29	0.38	(0.11)	(0.17)	(0.28)	13.79
	10/31/17		10.94	0.15		2.73	2.88	(0.13)	—	(0.13)	13.69
	10/31/16		11.33	0.14		(0.43)	(0.29)	(0.10)	—	(0.10)	10.94
	10/31/15		11.15	0.16		0.14	0.30	(0.12)	—	(0.12)	11.33
	10/31/14		11.85	0.15		(0.69)	(0.54)	(0.16)	—	(0.16)	11.15
	10/31/13		9.33	0.18		2.49	2.67	(0.15)	—	(0.15)	11.85
Retail Class:	4/30/18	#	8.84	0.05		0.19	0.24	(0.11)	(0.17)	(0.28)	8.80
	10/31/17		7.11	0.10		1.76	1.86	(0.13)	—	(0.13)	8.84
	10/31/16		7.43	0.10		(0.30)	(0.20)	(0.12)	—	(0.12)	7.11
	10/31/15		7.36	0.10		0.10	0.20	(0.13)	—	(0.13)	7.43
	10/31/14		7.89	0.09		(0.46)	(0.37)	(0.16)	—	(0.16)	7.36
	10/31/13		6.27	0.11		1.66	1.77	(0.15)	—	(0.15)	7.89

INTERNATIONAL OPPORTUNITIES FUND
Institutional Class:	4/30/18	#	13.06	0.09		0.45	0.54	(0.16)	—	(0.16)	13.44
	10/31/17		10.17	0.16		2.86	3.02	(0.13)	—	(0.13)	13.06
	10/31/16		10.49	0.14		(0.33)	(0.19)	(0.13)	—	(0.13)	10.17
	10/31/15		10.45	0.14		0.00 [d]	0.14	(0.10)	—	(0.10)	10.49
	10/31/14		10.89	0.13		(0.53)	(0.40)	(0.04)	—	(0.04)	10.45
	10/31/13	*	10.00	0.06		0.83	0.89	—	—	—	10.89
Advisor Class:	4/30/18	#	13.05	0.10		0.45	0.55	(0.16)	—	(0.16)	13.44
	10/31/17		10.17	0.16		2.85	3.01	(0.13)	—	(0.13)	13.05
	10/31/16	‡	10.58	0.13		(0.41)	(0.28)	(0.13)	—	(0.13)	10.17
Premier Class:	4/30/18	#	13.07	0.11		0.42	0.53	(0.14)	—	(0.14)	13.46
	10/31/17		10.16	0.14		2.86	3.00	(0.09)	—	(0.09)	13.07
	10/31/16		10.47	0.13		(0.33)	(0.20)	(0.11)	—	(0.11)	10.16
	10/31/15		10.43	0.12		0.01	0.13	(0.09)	—	(0.09)	10.47
	10/31/14		10.87	0.11		(0.52)	(0.41)	(0.03)	—	(0.03)	10.43
	10/31/13	*	10.00	0.08		0.79	0.87	—	—	—	10.87
Retirement Class:	4/30/18	#	13.02	0.10		0.42	0.52	(0.14)	—	(0.14)	13.40
	10/31/17		10.14	0.12		2.87	2.99	(0.11)	—	(0.11)	13.02
	10/31/16		10.46	0.11		(0.33)	(0.22)	(0.10)	—	(0.10)	10.14
	10/31/15		10.42	0.12		0.00 [d]	0.12	(0.08)	—	(0.08)	10.46
	10/31/14		10.87	0.10		(0.52)	(0.42)	(0.03)	—	(0.03)	10.42
	10/31/13	*	10.00	0.06		0.81	0.87	—	—	—	10.87
Retail Class:	4/30/18	#	13.01	0.08		0.44	0.52	(0.11)	—	(0.11)	13.42
	10/31/17		10.13	0.11		2.85	2.96	(0.08)	—	(0.08)	13.01
	10/31/16		10.44	0.09		(0.33)	(0.24)	(0.07)	—	(0.07)	10.13
	10/31/15		10.41	0.10		0.00 [d]	0.10	(0.07)	—	(0.07)	10.44
	10/31/14		10.86	0.10		(0.53)	(0.43)	(0.02)	—	(0.02)	10.41
	10/31/13	*	10.00	0.06		0.80	0.86	—	—	—	10.86

108	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
							Ratios to average net assets
	For the period or year ended		Total return	Total return excluding payment from affiliates [u]	Net assets at end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	Net investment income (loss) excluding payment from affiliates	[u]	Portfolio turnover rate

INTERNATIONAL EQUITY FUND
Institutional Class:	4/30/18	#	3.05%[b]	3.05%[b]	$3,621,649		0.48%[c]		0.48%[c]		1.50%[c]		1.49%[c]		46%[b]
	10/31/17		26.88	26.87	3,591,186		0.49		0.49		1.46		1.45		112
	10/31/16		(2.21)	(2.28)	2,808,919		0.49		0.48		1.57		1.50		95
	10/31/15		2.97	2.97	2,823,880		0.49		0.49		1.60		1.60		71
	10/31/14		(4.43)	(4.43)	2,398,855		0.51		0.51		1.51		1.51		85
	10/31/13		29.29	29.29	2,059,286		0.51		0.51		1.95		1.95		130
Advisor Class:	4/30/18	#	2.92 [b]	2.92 [b]	228,973		0.62	[c]	0.62	[c]	1.31	[c]	1.30	[c]	46	[b]
	10/31/17		26.86	26.86	248,286		0.67		0.64		0.24		0.23		112
	10/31/16	‡	(0.68)[b]	(0.76)[b]	104		0.51	[c]	0.51	[c]	1.76	[c]	1.68	[c]	95
Premier Class:	4/30/18	#	2.91 [b]	2.91 [b]	205,473		0.63	[c]	0.63	[c]	1.26	[c]	1.26	[c]	46	[b]
	10/31/17		26.76	26.75	229,039		0.64		0.64		1.35		1.34		112
	10/31/16		(2.37)	(2.43)	203,311		0.64		0.63		1.34		1.28		95
	10/31/15		2.82	2.82	256,322		0.64		0.63		1.37		1.37		71
	10/31/14		(4.50)	(4.50)	282,958		0.66		0.66		1.37		1.37		85
	10/31/13		28.96	28.96	292,438		0.66		0.66		1.78		1.78		130
Retirement Class:	4/30/18	#	2.86 [b]	2.86 [b]	674,093		0.73	[c]	0.73	[c]	1.25	[c]	1.24	[c]	46	[b]
	10/31/17		26.60	26.59	676,858		0.74		0.74		1.21		1.21		112
	10/31/16		(2.51)	(2.58)	543,161		0.74		0.73		1.29		1.22		95
	10/31/15		2.75	2.75	661,567		0.74		0.73		1.36		1.36		71
	10/31/14		(4.62)	(4.62)	702,668		0.76		0.76		1.29		1.29		85
	10/31/13		28.97	28.97	862,960		0.76		0.76		1.68		1.68		130
Retail Class:	4/30/18	#	2.80 [b]	2.80 [b]	346,011		0.80	[c]	0.80	[c]	1.18	[c]	1.17	[c]	46	[b]
	10/31/17		26.64	26.63	342,956		0.79		0.79		1.29		1.28		112
	10/31/16		(2.60)	(2.67)	524,715		0.78		0.78		1.42		1.35		95
	10/31/15		2.75	2.75	311,587		0.83		0.82		1.26		1.26		71
	10/31/14		(4.77)	(4.77)	309,488		0.85		0.85		1.18		1.18		85
	10/31/13		28.75	28.75	328,367		0.88		0.88		1.59		1.59		130

INTERNATIONAL OPPORTUNITIES FUND
Institutional Class:	4/30/18	#	4.17 [b]	4.17 [b]	1,450,227		0.63	[c]	0.63	[c]	1.36	[c]	1.35	[c]	13	[b]
	10/31/17		30.08	30.07	1,414,259		0.63		0.63		1.42		1.41		24
	10/31/16		(1.82)	(1.84)	1,298,796		0.63		0.63		1.37		1.35		31
	10/31/15		1.43	1.43	1,166,448		0.63		0.63		1.28		1.28		41
	10/31/14		(3.59)	(3.59)	1,041,194		0.64		0.64		1.23		1.23		46
	10/31/13	*	8.80 [b]	8.80 [b]	778,178		0.80	[c]	0.70	[c]	0.96	[c]	0.96	[c]	35	[b]
Advisor Class:	4/30/18	#	4.23 [b]	4.23 [b]	200		0.70	[c]	0.70	[c]	1.46	[c]	1.46	[c]	13	[b]
	10/31/17		29.96	29.95	150		0.64		0.64		1.41		1.40		24
	10/31/16	‡	(2.67)[b]	(2.69)[b]	101		0.65	[c]	0.65	[c]	1.46	[c]	1.44	[c]	31
Premier Class:	4/30/18	#	4.12 [b]	4.12 [b]	1,495		0.78	[c]	0.78	[c]	1.67	[c]	1.66	[c]	13	[b]
	10/31/17		29.78	29.77	506		0.80		0.80		1.22		1.21		24
	10/31/16		(1.90)	(1.92)	325		0.79		0.79		1.27		1.25		31
	10/31/15		1.25	1.25	1,059		0.80		0.80		1.13		1.13		41
	10/31/14		(3.77)	(3.77)	1,046		0.81		0.81		1.05		1.05		46
	10/31/13	*	8.70 [b]	8.70 [b]	1,087		1.00	[c]	0.85	[c]	1.39	[c]	1.39	[c]	35	[b]
Retirement Class:	4/30/18	#	4.07 [b]	4.07 [b]	92,080		0.88	[c]	0.88	[c]	1.52	[c]	1.51	[c]	13	[b]
	10/31/17		29.74	29.73	30,390		0.88		0.88		1.03		1.02		24
	10/31/16		(1.98)	(2.00)	7,416		0.88		0.88		1.13		1.12		31
	10/31/15		1.06	1.06	8,806		0.89		0.89		1.08		1.08		41
	10/31/14		(3.88)	(3.88)	4,128		0.90		0.90		0.97		0.97		46
	10/31/13	*	8.70 [b]	8.70 [b]	2,675		1.08	[c]	0.95	[c]	1.06	[c]	1.06	[c]	35	[b]
Retail Class:	4/30/18	#	4.06 [b]	4.06 [b]	5,281		1.03	[c]	1.03	[c]	1.18	[c]	1.17	[c]	13	[b]
	10/31/17		29.46	29.45	3,404		1.08		1.08		0.94		0.94		24
	10/31/16		(2.25)	(2.27)	1,619		1.10		1.09		0.88		0.87		31
	10/31/15		1.01	1.01	1,995		1.00		1.00		0.94		0.94		41
	10/31/14		(3.96)	(3.96)	2,517		0.97		0.97		0.95		0.95		46
	10/31/13	*	8.60 [b]	8.60 [b]	1,560		1.10	[c]	1.00	[c]	1.13	[c]	1.13	[c]	35	[b]

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	109

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

INTERNATIONAL SMALL-CAP EQUITY FUND
Institutional Class:	4/30/18	#	$12.90	$0.15		$0.11	$0.26	$(0.34)	$(0.45)	$(0.79)	$12.37
	10/31/17	**	10.00	0.27		2.64	2.91	(0.01)	—	(0.01)	12.90
Advisor Class:	4/30/18	#	12.88	0.15		0.11	0.26	(0.32)	(0.45)	(0.77)	12.37
	10/31/17	**	10.00	0.22		2.67	2.89	(0.01)	—	(0.01)	12.88
Premier Class:	4/30/18	#	12.88	0.14		0.11	0.25	(0.32)	(0.45)	(0.77)	12.36
	10/31/17	**	10.00	0.22		2.67	2.89	(0.01)	—	(0.01)	12.88
Retirement Class:	4/30/18	#	12.87	0.13		0.12	0.25	(0.32)	(0.45)	(0.77)	12.35
	10/31/17	**	10.00	0.20		2.68	2.88	(0.01)	—	(0.01)	12.87
Retail Class:	4/30/18	#	12.86	0.13		0.10	0.23	(0.30)	(0.45)	(0.75)	12.34
	10/31/17	**	10.00	0.20		2.67	2.87	(0.01)	—	(0.01)	12.86

SOCIAL CHOICE INTERNATIONAL EQUITY FUND
Institutional Class:	4/30/18	#	11.21	0.13		0.15	0.28	(0.23)	(0.00)[d]	(0.23)	11.26
	10/31/17		9.31	0.28		1.86	2.14	(0.24)	—	(0.24)	11.21
	10/31/16		9.53	0.26		(0.42)	(0.16)	(0.06)	—	(0.06)	9.31
	10/31/15	^	10.00	0.04		(0.51)	(0.47)	—	—	—	9.53
Advisor Class:	4/30/18	#	11.21	0.14		0.15	0.29	(0.23)	(0.00)[d]	(0.23)	11.27
	10/31/17		9.32	0.31		1.81	2.12	(0.23)	—	(0.23)	11.21
	10/31/16	‡	9.51	0.26		(0.39)	(0.13)	(0.06)	—	(0.06)	9.32
Premier Class:	4/30/18	#	11.19	0.13		0.15	0.28	(0.22)	(0.00)[d]	(0.22)	11.25
	10/31/17		9.30	0.26		1.85	2.11	(0.22)	—	(0.22)	11.19
	10/31/16		9.53	0.25		(0.42)	(0.17)	(0.06)	—	(0.06)	9.30
	10/31/15	^	10.00	0.04		(0.51)	(0.47)	—	—	—	9.53
Retirement Class:	4/30/18	#	11.17	0.13		0.15	0.28	(0.21)	(0.00)[d]	(0.21)	11.24
	10/31/17		9.29	0.26		1.84	2.10	(0.22)	—	(0.22)	11.17
	10/31/16		9.52	0.24		(0.42)	(0.18)	(0.05)	—	(0.05)	9.29
	10/31/15	^	10.00	0.03		(0.51)	(0.48)	—	—	—	9.52
Retail Class:	4/30/18	#	11.17	0.12		0.15	0.27	(0.20)	(0.00)[d]	(0.20)	11.24
	10/31/17		9.29	0.26		1.82	2.08	(0.20)	—	(0.20)	11.17
	10/31/16		9.52	0.26		(0.44)	(0.18)	(0.05)	—	(0.05)	9.29
	10/31/15	^	10.00	0.03		(0.51)	(0.48)	—	—	—	9.52
#	Unaudited
*	The Fund commenced operations on April 12, 2013.
^	The Fund commenced operations on August 7, 2015.
‡	The Advisor Class commenced operations on December 4, 2015.
§	The Fund commenced operations on August 5, 2016.
**	The Fund commenced operations on December 9, 2016.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[u]	Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. The total return and net investment income ratio displayed excludes this item.

110	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

concluded

							Ratios and supplemental data
									Ratios to average net assets
	For the period or year ended		Total return		Total return excluding payment from affiliates	[u]	Net assets at end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	Net investment income (loss) excluding payment from affiliates	[u]	Portfolio turnover rate

INTERNATIONAL SMALL-CAP EQUITY FUND
Institutional Class:	4/30/18	#	2.13%[b]		2.13%[b]		$978,446		0.72%[c]		0.67%[c]		2.44%[c]		2.44%[c]		42%[b]
	10/31/17	**	29.14	[b]	29.14	[b]	935,888		0.73	[c]	0.68	[c]	2.59	[c]	2.59	[c]	70	[b]
Advisor Class:	4/30/18	#	2.17	[b]	2.17	[b]	1,245		0.73	[c]	0.68	[c]	2.39	[c]	2.39	[c]	42	[b]
	10/31/17	**	28.92	[b]	28.92	[b]	1,297		0.88	[c]	0.83	[c]	2.18	[c]	2.18	[c]	70	[b]
Premier Class:	4/30/18	#	2.05	[b]	2.05	[b]	1,236		0.88	[c]	0.83	[c]	2.24	[c]	2.24	[c]	42	[b]
	10/31/17	**	28.92	[b]	28.92	[b]	1,288		1.03	[c]	0.85	[c]	2.16	[c]	2.16	[c]	70	[b]
Retirement Class:	4/30/18	#	2.06	[b]	2.06	[b]	7,153		0.97	[c]	0.92	[c]	2.03	[c]	2.03	[c]	42	[b]
	10/31/17	**	28.82	[b]	28.82	[b]	8,020		1.03	[c]	0.95	[c]	1.93	[c]	1.93	[c]	70	[b]
Retail Class:	4/30/18	#	1.88	[b]	1.88	[b]	2,532		1.12	[c]	1.07	[c]	2.11	[c]	2.11	[c]	42	[b]
	10/31/17	**	28.71	[b]	28.71	[b]	2,336		1.42	[c]	1.09	[c]	1.91	[c]	1.91	[c]	70	[b]

SOCIAL CHOICE INTERNATIONAL EQUITY FUND
Institutional Class:	4/30/18	#	2.59	[b]	2.59	[b]	35,121		1.06	[c]	0.40	[c]	2.34	[c]	2.34	[c]	2	[b]
	10/31/17		23.49		23.49		35,797		1.20		0.40		2.76		2.76		12
	10/31/16		(1.65)		(1.65)		18,833		1.35		0.40		2.87		2.87		13
	10/31/15	^	(4.70)[b]		(4.70)[b]		16,238		4.87	[c]	0.40	[c]	1.80	[c]	1.80	[c]	4	[b]
Advisor Class:	4/30/18	#	2.72	[b]	2.72	[b]	610		1.11	[c]	0.45	[c]	2.44	[c]	2.44	[c]	2	[b]
	10/31/17		23.22		23.22		541		1.26		0.46		2.98		2.98		12
	10/31/16	‡	(1.35)[b]		(1.35)[b]		102		1.36	[c]	0.42	[c]	3.12	[c]	3.12	[c]	13
Premier Class:	4/30/18	#	2.55	[b]	2.55	[b]	1,325		1.21	[c]	0.55	[c]	2.24	[c]	2.24	[c]	2	[b]
	10/31/17		23.23		23.23		1,338		1.36		0.55		2.58		2.58		12
	10/31/16		(1.72)		(1.72)		938		1.52		0.55		2.75		2.75		13
	10/31/15	^	(4.80)[b]		(4.80)[b]		953		5.61	[c]	0.55	[c]	1.65	[c]	1.65	[c]	4	[b]
Retirement Class:	4/30/18	#	2.59	[b]	2.59	[b]	11,946		1.30	[c]	0.65	[c]	2.34	[c]	2.34	[c]	2	[b]
	10/31/17		23.09		23.09		7,940		1.45		0.65		2.55		2.55		12
	10/31/16		(1.84)		(1.84)		3,001		1.61		0.65		2.67		2.67		13
	10/31/15	^	(4.80)[b]		(4.80)[b]		1,606		5.61	[c]	0.65	[c]	1.59	[c]	1.59	[c]	4	[b]
Retail Class:	4/30/18	#	2.52	[b]	2.52	[b]	6,027		1.40	[c]	0.74	[c]	2.24	[c]	2.24	[c]	2	[b]
	10/31/17		22.88		22.88		4,055		1.56		0.76		2.55		2.55		12
	10/31/16		(1.92)		(1.92)		1,382		1.66		0.72		2.80		2.80		13
	10/31/15	^	(4.80)[b]		(4.80)[b]		997		5.99	[c]	0.79	[c]	1.41	[c]	1.41	[c]	4	[b]

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	111

Notes to financial statements (unaudited)

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following TIAA-CREF Funds are included in this report: Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Small/Mid-Cap Equity Fund, Social Choice Equity Fund, Social Choice Low Carbon Equity Fund, Emerging Markets Equity Fund, Enhanced International Equity Index Fund, International Equity Fund, International Opportunities Fund, International Small-Cap Equity Fund and the Social Choice International Equity Fund (collectively the “Funds” or individually, the “Fund”). The Global Natural Resources Fund was liquidated on April 13, 2018 and its net assets were distributed to shareholders.

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-

dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

112	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 1, 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Funds’ various filings.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, must be adopted by December 1, 2018. In February 2018, the Commission issued Release No. IC-33010, which delayed the compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of this rule to the Funds’ financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of April 30, 2018, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	113

Notes to financial statements (unaudited)

Options: Purchased and written options traded over the counter and listed on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Total return swap contracts: Total return swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Total return swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended April 30, 2018, there were no material transfers between levels by the Funds.

The following table summarizes the market value of the Funds’ investments as of April 30, 2018, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Enhanced Large-Cap Growth Index
Equity investments*	$2,711,310,631	$—	$—	$2,711,310,631
Short-term investments	23,731,316	9,250,000	—	32,981,316
Total	$2,735,041,947	$9,250,000	$—	$2,744,291,947
Enhanced Large-Cap Value Index
Equity investments*	$2,489,716,666	$—	$—	$2,489,716,666
Short-term investments	14,196,718	11,450,000	—	25,646,718
Total	$2,503,913,384	$11,450,000	$—	$2,515,363,384
Growth & Income
Equity investments:
Consumer discretionary	$858,681,669	$83,085,981	$—	$941,767,650
Consumer staples	551,958,352	62,447,240	—	614,405,592
Financials	804,748,589	35,421,171	—	840,169,760
Health Care	892,276,280	61,508,879	—	953,785,159
Industrials	684,847,476	32,939,400	—	717,786,876
Information technology	1,796,518,596	25,161,957	—	1,821,680,553
All other equity investments*	875,673,329	—	—	875,673,329
Short-term investments	96,446,127	26,817,692	—	123,263,819
Purchased options**	72,675	—	—	72,675
Written options**	(12,979,650)	—	—	(12,979,650)
Total	$6,548,243,443	$327,382,320	$—	$6,875,625,763
Large-Cap Growth
Equity investments:
Consumer discretionary	$950,901,481	$58,557,590	$—	$1,009,459,071
Health Care	560,035,037	65,692,081	—	625,727,118
Industrials	388,006,471	39,166,979	—	427,173,450
Information technology	2,573,089,998	34,591,152	—	2,607,681,150
All other equity Investments*	454,264,524	—	—	454,264,524
Short-term investments	5,753,271	49,283,263	—	55,036,534
Written options**	(177,885)	—	—	(177,885)
Total	$4,931,872,897	$247,291,065	$—	$5,179,163,962
Large-Cap Value
Equity investments:
Consumer discretionary	$577,668,229	$66,378,113	$—	$644,046,342
Energy	925,221,714	17,695,441	—	942,917,155
Financials	1,588,948,388	56,371,898	—	1,645,320,286
Industrials	454,022,532	49,222,895	7,267	503,252,694
Information technology	798,745,271	29,121,568	—	827,866,839
Materials	354,345,852	84,261,067	—	438,606,919
All other equity investments*	1,665,124,510	—	—	1,665,124,510
Short-term investments	188,429,079	—	—	188,429,079
Total	$6,552,505,575	$303,050,982	$7,267	$6,855,563,824
Mid-Cap Growth
Equity investments*	$1,513,764,367	$—	$—	$1,513,764,367
Short-term investments	71,240,245	41,949,420	—	113,189,665
Purchased options**	315,560	—	—	315,560
Written options**	(600,670)	—	—	(600,670)
Total	$1,584,719,502	$41,949,420	$—	$1,626,668,922

114	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

Fund	Level 1	Level 2	Level 3	Total
Mid-Cap Value
Equity investments:
Consumer discretionary	$338,558,542	$8,533,811	$—	$347,092,353
Health Care	253,850,664	21,953,460	—	275,804,124
Information technology	317,954,059	7,089,307	—	325,043,366
Materials	244,652,909	15,158,559	—	259,811,468
All other equity investments*	2,737,136,344	—	—	2,737,136,344
Short-term investments	61,651,107	29,350,000	—	91,001,107
Total	$3,953,803,625	$82,085,137	$—	$4,035,888,762
Small-Cap Equity
Equity investments*	$3,600,881,017	$—	$—	$3,600,881,017
Short-term investments	59,840,242	950,000	—	60,790,242
Total	$3,660,721,259	$950,000	$—	$3,661,671,259
Small/Mid Cap Equity
Equity investments*	$698,182,877	$—	$—	$698,182,877
Short-term investments	4,536,493	690,000	—	5,226,493
Total	$702,719,370	$690,000	$—	$703,409,370
Social Choice Equity
Equity investments:
Financials	$519,570,211	$—	$6,895	$519,577,106
All other equity investments*	2,754,731,583	—	—	2,754,731,583
Short-term investments	59,130,163	23,660,000	—	82,790,163
Futures contracts**	(209,840)	—	—	(209,840)
Total	$3,333,222,117	$23,660,000	$6,895	$3,356,889,012
Social Choice Low Carbon
Equity investments:
Financials	$17,109,548	$—	$268	$17,109,816
All other equity investments*	88,415,978	—	—	88,415,978
Short-term investments	—	1,500,000	—	1,500,000
Futures contracts**	(17,190)	—	—	(17,190)
Total	$105,508,336	$1,500,000	$268	$107,008,604
Emerging Markets Equity
Equity investments:
Africa/Middle East	$—	$102,275,987	$—	$102,275,987
Asia	229,726,853	606,111,872	12,260	835,850,985
Europe	—	40,067,617	—	40,067,617
Latin America	117,957,223	162,380,582	—	280,337,805
All other equity investments*	35,601,509	168,425,671	3,327	204,030,507
Corporate bond	—	—	53	53
Equity-linked note	—	23,160,440	—	23,160,440
Short-term investments	13,216,475	22,173,707	—	35,390,182
Purchased options**	338,431	—	—	338,431
Total	$396,840,491	$1,124,595,876	$15,640	$1,521,452,007
Enhanced International Equity Index
Equity investments:
Asia	$—	$528,948,571	$—	$528,948,571
Australasia	—	114,267,473	—	114,267,473
Europe	45,742,819	1,042,997,361	—	1,088,740,180
All other equity investments*	22,100,846	146,261,047	—	168,361,893
Short-term investments	93,162,405	11,300,000	—	104,462,405
Total	$161,006,070	$1,843,774,452	$—	$2,004,780,522
International Equity
Equity Investments:
Asia	$64,814,119	$1,325,103,537	$—	$1,389,917,656
Europe	—	3,388,432,538	—	3,388,432,538
Latin America	70,660,264	—	—	70,660,264
All other equity investments*	16,546,373	148,979,800	—	165,526,173
Short-term investments	169,362,737	34,350,000	—	203,712,737
Total	$321,383,493	$4,896,865,875	$—	$5,218,249,368

TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	115

Notes to financial statements (unaudited)

Fund	Level 1	Level 2	Level 3	Total
International Opportunities
Equity investments:
Asia	$38,073,715	$324,346,976	$18,153	$362,438,844
Australasia	—	42,266,610	—	42,266,610
Europe	—	661,598,822	—	661,598,822
Latin America	14,117,998	58,499,382	—	72,617,380
North America	—	126,653,621	—	126,653,621
All other equity investments*	—	192,606,712	8,466	192,615,178
Short-term investments	195,042,464	80,859,618	—	275,902,082
Total	$247,234,177	$1,486,831,741	$26,619	$1,734,092,537
International Small-Cap Equity
Equity investments:
Asia	$3,074,840	$356,386,378	$—	$359,461,218
Australasia	—	39,784,178	—	39,784,178
Europe	—	315,404,592	—	315,404,592
North America	—	52,852,977	—	52,852,977
All other equity investments*	7,872,185	186,790,667	69,131	194,731,983
Short-term investments	33,602,672	2,150,000	—	35,752,672
Total	$44,549,697	$953,368,792	$69,131	$997,987,620
Social Choice International Equity
Equity investments:
Asia	$—	$14,876,511	$—	$14,876,511
Australasia	—	3,551,203	—	3,551,203
Europe	597,925	28,693,339	—	29,291,264
All other equity investments*	—	6,247,202	—	6,247,202
Short-term investments	1,589,013	1,650,000	—	3,239,013
Futures contracts**	432	—	—	432
Total	$2,187,370	$55,018,255	$—	$57,205,625

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in in the market value of portfolio investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At April 30, 2018, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives		Liability derivatives
		Fair value		Fair value
Derivative contract	Location	amount	Location	amount
Growth & Income Fund
Equity contracts	Portfolio investments	$72,675	Written options	$(12,979,650)
Large-Cap Growth Fund
Equity contracts			Written options	(177,885)
Mid-Cap Growth Fund
Equity contracts	Portfolio investments	315,560	Written options	(600,670)
Social Choice Equity Fund
Equity contracts			Futures contracts*	(209,840)
Social Choice Low Carbon Equity Fund
Equity contracts			Futures contracts*	(17,190)
Emerging Markets Equity Fund
Equity contracts	Portfolio investments	338,431
Social Choice International Equity Fund
Equity contracts	Futures contracts*	432

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

116	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

For the period ended April 30, 2018, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

			Change in
			unrealized
		Realized	appreciation
Derivative contract	Location	gain (loss )	(depreciation )
Growth & Income Fund
Equity contracts	Purchased options	$(387,853)	$ (44,764)
Equity contracts	Written options	(322,722)	1,882,886
Large-Cap Growth Fund
Equity contracts	Purchased options	(7,728,313)	2,046,016
Equity contracts	Written options	(11,105,255)	2,545,029
Large-Cap Value Fund
Equity contracts	Purchased options	(17,605,008)	17,577,688
Equity contracts	Written options	6,819,072	(6,791,752)
Mid-Cap Growth Fund
Equity contracts	Purchased options	(3,490,603)	526,449
Equity contracts	Written options	4,621,302	(201,257)
Small-Cap Equity Fund
Equity contracts	Futures contracts	3,418,523	(2,447,732)
Equity contracts	Swap contracts	(844,877)	—
Social Choice Equity Fund
Equity contracts	Futures contracts	(2,012,147)	(222,400)
Social Choice Low Carbon Equity Fund
Equity contracts	Futures contracts	20,993	(18,338)
Emerging Markets Equity Fund
Equity contracts	Purchased options	(1,167,517)	(933,340)
Equity contracts	Written options	829,481	(234,481)
Enhanced International Equity Index Fund
Equity contracts	Futures contracts	288,750	—
Social Choice International Equity Fund
Equity contracts	Futures contracts	(33,490)	(562)

Forward foreign currency contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation in the Statements of Assets and Liabilities. The Funds realize gains and losses at the time the forward is closed. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts; from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of Assets and Liabilities. There are no outstanding forward foreign currency contracts as of April 30, 2018.

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended April 30, 2018, the Small-Cap Equity Fund, Social Choice Equity fund, Social Choice Low Carbon Equity Fund, Enhanced International Equity Index Fund, and Social Choice International Equity Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 5% of net assets. The futures contracts outstanding as of April 30, 2018 are disclosed in the summary portfolio of investments and the full schedules of investments.

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. Options can be settled either directly with the counterparty (over the counter) or through a central clearing house (exchange traded). To manage the risk, the Funds may invest in both equity and index options. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the summary portfolio of investments, and written options are separately reflected as a liability in the Statements of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks may arise upon entering into over the counter options from the potential of default by counterparty. Also, risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of Assets and Liabilities. During the period ended April 30, 2018, the

TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	117

Notes to financial statements (unaudited)

Growth & Income Fund, Large-Cap Value Fund, Mid-Cap Growth Fund and Emerging Markets Equity Fund had exposure to options, based on underlying notional values, generally between 0% and 19% of net assets. Also, the Large-Cap Growth Fund had exposure to options, based on underlying notional amounts, generally between 0% and 25% of net assets. The purchased and written options outstanding as of April 30, 2018 are disclosed in the summary portfolio of investments and the full schedules of investments.

Total return swap contracts: Total return swaps are agreements that provide a Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. Payments received or made at the end of each measurement period are recorded as a realized gain or loss in the Statements of Operations. The swap is valued daily and any change in the value of the swap is reflected separately as a change in unrealized appreciation (depreciation) in the Statements of Operations. The value of the swap contract is reflected in unrealized appreciation (depreciation) on swap agreements in the Statements of Assets and Liabilities. Total return swaps are exposed to the market risk factor of the specific underlying financial instrument or index. Additional risks to the Fund include the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Fund’s maximum loss from counterparty risk is the fair value of the contract. Certain Funds may invest in total return swaps to gain or hedge exposure to the underlying reference assets. During the period ended April 30, 2018, the Small-Cap Equity Fund had exposure to total return swaps, based on underlying notional amounts, generally between 0% and 2% of net assets. There are no outstanding total return swap contracts as of April 30, 2018.

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of April 30, 2018, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

118	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

	Investment management fee range	Investment management fee—effective rate	Service agreement fee	Distribution fee			Maximum expense amounts‡
			Retirement	Premier	Retail		Institutional		Advisor		Premier	Retirement	Retail
Fund			Class	Class	Class		Class		Class		Class	Class	Class
Enhanced Large-Cap Growth Index*	0.15%–0.35%[a]	0.31%	—%	—%	—%		0.38%[a]		0.53%[a]		—%	—%	—%
Enhanced Large-Cap Value Index*	0.15–0.35[a]	0.31	—	—	—		0.38	[a]	0.53	[a]	—	—	—
Growth & Income*	0.30–0.45	0.39	0.25	0.15	0.25		0.52		0.67		0.67	0.77	0.91
Large-Cap Growth*	0.30–0.45	0.40	0.25	0.15	0.25		0.52		0.67		0.67	0.77	0.91
Large-Cap Value*	0.30–0.45	0.39	0.25	0.15	0.25		0.52		0.67		0.67	0.77	0.91
Mid-Cap Growth*	0.29–0.48	0.44	0.25	0.15	0.25		0.55		0.70		0.70	0.80	0.94
Mid-Cap Value*	0.29-0.48[b]	0.40	0.25	0.15	0.25		0.53		0.68		0.68	0.78	0.92
Small-Cap Equity*	0.27–0.46	0.39	0.25	0.15	0.25	[c]	0.53		0.68		0.68	0.78	0.89	[c]
Small/Mid Cap Equity*	0.27–0.46	0.45	0.25	0.15	0.25		0.53		0.68		0.68	0.78	0.92
Social Choice Equity	0.15	0.15	0.25	0.15	0.25		0.22		0.37		0.37	0.47	0.61
Social Choice Low Carbon Equity	0.25	0.25	0.25	0.15	0.25		0.32		0.47		0.47	0.57	0.71
Emerging Markets Equity*	0.70–0.85	0.84	0.25	0.15	0.25		0.95		1.10		1.10	1.20	1.34
Enhanced International Equity Index*	0.20–0.40	0.38	—	—	—		0.50		0.65		—	—	—
International Equity*	0.35–0.50	0.45	0.25	0.15	0.25		0.60		0.75		0.75	0.85	0.99
International Opportunities*	0.45–0.60	0.59	0.25	0.15	0.25		0.70		0.85		0.85	0.95	1.09
International Small-Cap Equity*	0.50–0.65[d]	0.65	0.25	0.15	0.25		0.70		0.85		0.85	0.95	1.09
Social Choice International Equity	0.30	0.30	0.25	0.15	0.25		0.40		0.55		0.55	0.65	0.79

*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.
[a]	Effective October 1, 2017, Advisors agreed to voluntary waive a portion of the investment management fee for the Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund. The investment management fee range after the waiver is 0.13%–0.33% of average daily net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. Prior to October 1, 2017, the expense caps were 0.40% for the Institutional Class and 0.55% for the Advisor Class.
[b]	Effective May 1, 2017, Advisors agreed to voluntarily waive a portion of the investment management fee for the Mid-Cap Value Fund. The investment management fee range after the waiver is 0.27%–0.46% of average daily net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[c]	Effective October 2, 2017, TPIS agreed to voluntary waive a portion of the distribution Rule 12b-1 fee for the Small-Cap Equity Retail Class. The distribution fee after the waiver is 0.22% of average daily net assets of the Retail Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. Prior to October 2, 2017, the expense cap was 0.92% for the Retail Class.
[d]	Effective April 1, 2018, Advisors agreed to voluntarily waive a portion of the investment management fee for the International Small-Cap Equity Fund. The investment management fee range after the waiver is 0.45%–0.60% of daily average net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2019. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

Income, reflected in Payment from affiliate on the Statement of Operations, reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended April 30, 2018, the Funds engaged in the following security transactions with affiliated entities:

			Realized
Fund	Purchases	Sales	gain (loss	)
Enhanced Large-Cap Growth Index	$26,732,446	$12,658,668	$2,219,028
Enhanced Large-Cap Value Index	21,399,378	20,899,411	1,720,535
Growth & Income	25,481,158	13,901,730	1,353,571
Large-Cap Growth	5,461,239	23,814,101	4,800,121
Large-Cap Value	24,444,877	24,339,992	4,837,603
Mid-Cap Value	359,899	4,518,475	924,876
Small-Cap Equity	6,117,746	2,231,488	305,990
Small/Mid-Cap Equity	2,662,909	1,903,895	361,345
Social Choice Equity	83,518,110	5,742,938	977,746
Social Choice Low Carbon Equity	2,358,993	22,983	2,031
Emerging Markets Equity	2,386,254	—	—
Enhanced International Equity Index	39,613,455	19,663,894	2,047,677
International Equity	—	1,782,019	184,452
International Small-Cap Equity	629,309	—	—

As of April 30, 2018, TIAA, an affiliate, was invested in the Social Choice International Equity Fund. In addition, a registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.

During the period ended April 30, 2018, TIAA received total proceeds of $16,000,000 from redemptions from the Social Choice International Equity Fund.

TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	119

Notes to financial statements (unaudited)

The following is the percentage of the Funds’ shares owned by TIAA and other funds within the Trust as of April 30, 2018:

				TIAA-CREF
		TIAA-CREF	TIAA-CREF	Managed
Underlying Fund	TIAA	Lifecycle Funds	Lifestyle Funds	Allocation Fund	TIAA Access	Total
Enhanced Large-Cap Growth Index	—%	94%	1%	2%	—%	97%
Enhanced Large-Cap Value Index	—	95	1	2	—	98
Growth & Income	—	48	1	1	4	54
Large-Cap Growth	—	56	2	1	2	61
Large-Cap Value	—	40	1	1	7	49
Mid-Cap Growth	—	—	—	—	12	12
Mid-Cap Value	—	—	—	—	12	12
Small-Cap Equity	—	24	1	1	8	34
Small/Mid-Cap Equity	—	93	2	2	—	97
Social Choice Equity	—	—	—	—	4	4
Emerging Markets Equity	—	73	2	2	2	79
Enhanced International Equity Index	—	93	2	2	—	97
International Equity	—	27	1	1	8	37
International Opportunities	—	89	2	2	—	93
International Small-Cap Equity	—	94	2	2	—	98
Social Choice International Equity	12	—	—	—	—	12

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of April 30, 2018, one 529 Plan owned 7% of the Social Choice Equity Fund.

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

						Change in
						unrealized			Shares at	Value at
	Value at	Purchase	Sales	Realized		appreciation		Dividend	April 30,	April 30,
Issue	October 31, 2017	cost	proceeds	gain (loss	)	(depreciation	)	income	2018	2018
Emerging Markets Equity Fund
Common Stock
Uruguay
Arcos Dorados Holdings, Inc	$66,221,070	$7,286,736	$—	$—		$(6,280,682)		$369,380	7,387,596	$67,227,124

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. As of April 30, 2018, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Fund, the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Fund will record a realized gain or loss on the transaction. The note is valued daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the notes seek to replicate. In addition, there is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security.

120	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

Net unrealized appreciation (depreciation): At April 30, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

				Net
		Gross	Gross	unrealized
	Tax	unrealized	unrealized	appreciation/
Fund	cost	appreciation	depreciation	(depreciation	)
Enhanced Large-Cap Growth Index	$1,931,801,419	$839,949,504	$(27,458,976)	$812,490,528
Enhanced Large-Cap Value Index	2,137,164,572	428,899,829	(50,701,017)	378,198,812
Growth & Income	4,824,650,523	2,151,401,816	(100,426,576)	2,050,975,240
Large-Cap Growth	3,342,526,803	1,883,308,128	(46,670,969)	1,836,637,159
Large-Cap Value	5,777,236,669	1,386,840,918	(308,513,763)	1,078,327,155
Mid-Cap Growth	1,304,776,473	351,534,275	(29,641,826)	321,892,449
Mid-Cap Value	2,861,749,606	1,274,810,104	(100,670,948)	1,174,139,156
Small-Cap Equity	3,160,574,708	625,750,344	(124,653,793)	501,096,551
Small/Mid-Cap Equity	606,000,604	119,042,177	(21,633,411)	97,408,766
Social Choice Equity	2,329,207,998	1,118,531,537	(90,850,523)	1,027,681,014
Social Choice Low Carbon Equity	92,530,139	17,642,923	(3,164,457)	14,478,466
Emerging Markets Equity	1,388,829,403	184,459,851	(51,837,247)	132,622,604
Enhanced International Equity Index	1,801,486,908	229,774,390	(26,480,776)	203,293,614
International Equity	4,507,678,069	783,482,041	(72,910,742)	710,571,299
International Opportunities	1,311,715,677	465,514,727	(43,137,867)	422,376,860
International Small-Cap Equity	894,258,222	131,693,628	(27,964,230)	103,729,398
Social Choice International Equity	52,368,942	6,857,800	(2,021,117)	4,836,683

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended April 30, 2018 were as follows:

	Non-U.S.	Non-U.S.
	government	government
Fund	purchases	sales
Enhanced Large-Cap Growth Index	$1,154,173,360	$1,134,789,955
Enhanced Large-Cap Value Index	1,026,004,514	1,008,883,289
Growth & Income	2,089,341,642	2,294,944,292
Large-Cap Growth	2,063,651,604	2,087,600,309
Large-Cap Value	1,669,945,934	2,065,703,181
Mid-Cap Growth	458,926,706	582,822,435
Mid-Cap Value	492,016,939	1,124,589,934
Small-Cap Equity	1,507,023,075	1,657,594,092
Small/Mid Cap Equity	223,961,546	229,769,790
Social Choice Equity	467,145,485	105,235,509
Social Choice Low Carbon	18,959,393	4,218,802
Emerging Markets Equity	1,022,068,903	984,050,179
Enhanced International Equity Index	1,004,128,331	993,533,221
International Equity	2,354,970,193	2,558,246,496
International Opportunities	228,236,715	190,317,907
International Small-Cap Equity	425,013,057	405,969,843
Social Choice International Equity	5,035,605	975,587

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended October 31, 2017 was as follows:

	10/31/2017
	Ordinary	Long-term
Fund	income	capital gains	Total
Enhanced Large-Cap Growth Index	$29,888,473	$52,262,357	$82,150,830
Enhanced Large-Cap Value Index	45,894,379	100,172,845	146,067,224
Growth & Income	67,071,998	89,731,372	156,803,370
Large-Cap Growth	18,685,114	43,311,256	61,996,370
Large-Cap Value	102,328,253	149,605,539	251,933,792
Mid-Cap Growth	5,691,586	—	5,691,586
Mid-Cap Value	83,675,724	145,862,467	229,538,191
Small-Cap Equity	22,427,940	88,405,246	110,833,186
Small/Mid-Cap Equity	1,045,041	—	1,045,041
Social Choice Equity	51,876,467	103,389,398	155,265,865
Social Choice Low Carbon Equity	1,062,814	414,616	1,477,430
Emerging Markets Equity	9,886,401	—	9,886,401
Enhanced International Equity Index	45,638,460	—	45,638,460
International Equity	60,712,818	—	60,712,818
International Opportunities	17,467,142	—	17,467,142
International Small-Cap Equity	25,465	—	25,465
Social Choice International Equity	626,720	—	626,720

The tax character of the fiscal year 2018 distributions will be determined at the end of the fiscal year.

Note 7—emerging markets risks

The Emerging Markets Equity Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 8—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 20, 2017 expiring on June 19, 2018, replacing the previous facility, which expired June 2017. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended April 30, 2018, there were no borrowings under this credit facility by the Funds.

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Notes to financial statements (unaudited)	concluded

Note 9—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

Note 10—subsequent events

Advisors has agreed to implement a voluntary waiver reducing the Mid-Cap Value Fund management fee breakpoint schedule by an additional 0.05%, for one year effective May 1, 2018. During this one-year period, the fee range paid to Advisors will be 0.25% to 0.44%. Advisors has agreed to implement a voluntary waiver reducing the Small-Cap Equity Fund and the Large-Cap Value Fund management fee breakpoint schedules by an additional 0.02%, for one year effective May 1, 2018. During this one-year period, the fee ranges paid to Advisors will be 0.25% to 0.44% and 0.28% to 0.43%, respectively. These waivers are voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.

Advisors has agreed to implement a voluntary waiver reducing the expense caps in the Retirement Class for the Emerging Markets Equity Fund and the International Small-Cap Equity Fund effective May 1, 2018 through April 30, 2019. Each Fund’s expense cap will be reduced by 0.10%. During this one-year period, the expense caps for the Emerging Markets Equity Fund and the International Small-Cap Equity Fund’s Retirement Classes will be 1.10% and 0.85%, respectively. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.

Effective June 19, 2018, the line of credit that each fund participates in will be reduced to $1.25 billion of an unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility will expire on June 18, 2019.

122	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for certain series of the TIAA-CREF Funds

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each of its series. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series covered by this Report (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Trustees are interested persons of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held a meeting on March 15, 2018, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee, following its consultations with Advisors’ representatives, the Trustees, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirms or establishes certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data regarding each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies (except for brokerage commission costs) and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices.

In each case, Broadridge summarized, and the Board reviewed, the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board).

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

In advance of the Board meeting held on March 15, 2018, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Fund’s direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. The Trustees were given the opportunity to and did ask questions and request additional information throughout their deliberations, and they reviewed

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Approval of investment management agreement (unaudited)

responses from Advisors to follow-up requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to general session meetings that included Advisors’ personnel, the Trustees met in private sessions, at which no Advisors’ representatives were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process includes a series of meetings leading up to the March 15, 2018 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is ongoing. The Board, as well as its Committees, reviewed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Board, the Board and the Investment Committee receives and reviews, among other matters, information regarding the performance of the Funds. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 15, 2018, all Board members in attendance voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds (the “Life Funds”) and TIAA Separate Account VA-1, as well as sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds, including conducting research, identifying investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the Fund’s investment portfolios; reporting on the investment performance of the Funds to the Board on a regular basis; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board considered that, in those cases in which a Fund had materially underperformed its peer group or peer universe of mutual funds for a specified period, the Board had a dialogue with investment personnel of Advisors, including the pertinent chief investment officer, to consider the factors that contributed to such underperformance and any remedial measures being undertaken by Advisors. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable or that appropriate actions had been or were being implemented.

124	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2017. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board considered that Advisors had earned profits with respect to many of the Funds under the Agreement for the one-year period ended December 31, 2017. However, with respect to the more recently-launched Social Choice Low Carbon Equity Fund and Social Choice International Equity Fund, Advisors had incurred losses.

The Board recognized the potential future effect on Advisors’ profitability of an amendment to the Agreement effective on May 1, 2017 adding new breakpoints to the management fee rate schedules at the $7 billion and $10 billion levels (replacing an existing breakpoint at the $8 billion level) for many of the actively-managed Funds with existing management fee rate breakpoints and the actual effect of the new $7 billion breakpoint on the Large-Cap Value Fund. (Management fee rate “breakpoints” result in a Fund paying a lower management fee rate with respect to assets above the designated breakpoint levels.) The Board also considered Advisors’ voluntary reductions of certain Funds’ management fee rates: 0.050% for the International Small-Cap Equity Fund (since inception through March 31, 2018) and 0.025% for the Mid-Cap Value Fund (for the one-year period ended April 30, 2018). Additionally, the Board considered that, for the one-year period ending April 30, 2019, Advisors had agreed to: (1) continue the 0.050% voluntary management fee rate waiver for the International Small-Cap Equity Fund; (2) increase the voluntary management fee rate waiver for the Mid-Cap Value Fund to 0.045%; and (3) add a voluntary management fee rate waiver of 0.020% for the Large-Cap Value and Small-Cap Equity Funds. The Board also acknowledged Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts, including Advisors’ voluntary agreement to further reduce the total expense ratio caps on the Retirement Class of both the Emerging Markets Equity and International Small-Cap Equity Funds for the year ending April 30, 2019. With respect to those Funds for which the Agreement was profitable to Advisors in 2017, the Board concluded that those profits were reasonable in light of various relevant factors.

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Another limitation noted by the Board was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of peer mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board also considered the extent to which the current fee rate schedule breakpoints for many actively-managed Funds that were currently profitable to Advisors would have an effect on Advisors’ fees. The Board considered, in connection with the supporting Broadridge reports, Advisors’ position that the maximum fee rate that could be charged to each Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds. The Board also considered the addition of new contractual breakpoints in the management fee rate schedules for many of the actively-managed Funds effective May 1, 2017. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, including foreign funds (UCITS), and separately managed accounts that may have similar investment strategies as certain of the Funds. The Board considered the management fee rates and the performance of such companies and accounts. In particular, the Board reviewed the management fee rates Advisors charges to a separately managed account that has a similar mandate to the Mid-Cap Value Fund and the performance of such account. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered Advisors’ representation that, while management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and other accounts, this

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Approval of investment management agreement (unaudited)

may be due in part to the fact that these other funds and accounts: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services; (4) may have different regulatory burdens; (5) may target different investors; and/or (6) may be packaged with other products, and that these factors, among others, could reasonably explain different management fee rate schedules.

Other benefits

The Board also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity Association of America (“TIAA”), of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. Advisors may also benefit from the ability to acquire investment research related to the commission arrangements made on behalf of the Funds (i.e., soft dollars). Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, funds of funds and 529 education savings plans.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2017. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2017. Statements below regarding a Fund’s “effective management fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account any breakpoints in the management fee rate schedule for the Fund and any applicable fee waivers and/or expense reimbursements. For reference, one basis point equals 0.01%. Statements below regarding “net profit” or “net loss” refer to whether Advisors earned a profit or incurred a loss for the services that it rendered to a Fund during 2017 under the Agreement.

Enhanced Large-Cap Growth Index

•	The Fund’s annual contractual management fee rate starts at 0.35% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2017 asset level was 0.286% of average daily net assets, which includes the effect of a 0.02% waiver by Advisors for the year ending September 30, 2018.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).
•	The Fund did not have a group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”). The Fund was in the 2nd, 1st, 1st and 1st quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Enhanced Large-Cap Value Index

•	The Fund’s annual contractual management fee rate starts at 0.35% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2017 asset level was 0.289% of average daily net assets, which includes the effect of a 0.02% waiver by Advisors for the year ending September 30, 2018.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund did not have a Performance Group. The Fund was in the 4th, 3rd, 3rd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Growth & Income Fund

•	The Fund’s annual contractual management fee rate starts at 0.45% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2017 asset level was 0.391% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for each of the one-, three- and five-year periods, while the Fund ranked 2 out of 5 funds within its Performance Group for the ten-year period. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.

126	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Large-Cap Growth Fund

•	The Fund’s annual contractual management fee rate starts at 0.45% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2017 asset level was 0.403% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 1st, 3rd, 2nd and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st, 2nd, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Large-Cap Value Fund

•	The Fund’s annual contractual management fee rate starts at 0.45% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2017 asset level was 0.388% of average daily net assets. Effective May 1, 2018, Advisors has voluntarily agreed to reduce its management fee rate by 0.020% through April 30, 2019.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 5th, 3rd, 4th and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 3rd, 3rd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Mid-Cap Growth Fund

•	The Fund’s annual contractual management fee rate starts at 0.48% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2017 asset level was 0.444% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 4th, 5th, 3rd and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 4th, 4th and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively. The Board considered Advisors’ representation that the Fund’s lagging performance was primarily due to its performance during 2016, which was a period of market risk aversion.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Mid-Cap Value Fund

•	The Fund’s annual contractual management fee rate starts at 0.48% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2017 asset level was 0.379% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.025% for the year ended April 30, 2018. This voluntary management fee rate waiver has been increased to 0.045% of average daily net assets for the year ending April 30, 2019.
•	The Fund’s total expense ratio and actual management fee rate were each in the 1st quintile of its Expense Group, while the Fund’s contractual management fee rate was in the 2nd quintile of its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 5th, 4th, 4th and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 5th, 4th, 3rd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively. The Board considered Advisors’ representation that the Fund’s underperformance was generally driven by an overweighting in the energy sector and that an additional value analyst has been hired to support the Fund’s investment process.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Small-Cap Equity Fund

•	The Fund’s annual contractual management fee rate starts at 0.46% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2017 asset level was 0.39% of average daily net assets. Effective May 1, 2018, Advisors has voluntarily agreed to reduce its management fee rate by 0.020% through April 30, 2019.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 1st, 1st, 1st and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 1st, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	127

Approval of investment management agreement (unaudited)

Small/Mid-Cap Equity Fund

•	The Fund’s annual contractual management fee rate starts at 0.46% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2017 asset level was 0.454% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 1st quintile of both its Performance Group and Performance Universe for each of the one-year and since-inception periods.
•	The Fund does not yet have a sufficient track record for a Morningstar rating.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Social Choice Equity Fund

•	The Fund’s annual contractual management fee rate is 0.15% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 2nd, 3rd and 1st quintiles, respectively, of its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 2nd, 3rd and 3rd quintiles, respectively, of its Expense Universe.
•	The Fund was in the 3rd, 1st, 2nd and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 2nd, 2nd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Social Choice Low Carbon Equity Fund

•	The Fund’s annual contractual management fee rate is 0.25% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 2nd and 1st quintiles of its Performance Group for the one-year and since-inception periods, respectively. The Fund was in the 3rd and 1st quintiles of its Performance Universe for the one-year and since-inception periods, respectively.
•	The Fund does not yet have a sufficient track record for a Morningstar rating.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Emerging Markets Equity Fund

•	The Fund’s annual contractual management fee rate starts at 0.85% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2017 asset level was 0.841% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group. The Fund’s total expenses, actual management fee and contractual management fee were in the 1st, 2nd and 2nd quintiles of its Expense Universe, respectively.
•	Advisors has voluntarily agreed to reduce the existing cap on the total expense ratio of the Retirement Class of the Fund by 0.10% for a one-year period ending April 30, 2019.
•	The Fund was in the 1st, 1st and 2nd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 1st, 2nd and 3rd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Enhanced International Equity Index Fund

•	The Fund’s annual contractual management fee rate starts at 0.40% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2017 asset level was 0.376% of average daily net assets.
•	The Fund’s total expenses, actual management fee and contractual management fee each ranked 1 out of 3 funds within its Expense Group. The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Universe.
•	The Fund does not have a Performance Group. The Fund was in the 3rd, 3rd, 2nd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

International Equity Fund

•	The Fund’s annual contractual management fee rate starts at 0.50% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2017 asset level was 0.451% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 1st, 1st, 1st and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 2nd, 2nd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

International Opportunities Fund

•	The Fund’s annual contractual management fee rate starts at 0.60% of average daily net assets, and includes breakpoints

128	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

concluded

that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2017 asset level was 0.589% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group. The Fund’s total expense ratio and contractual management fee rate were each in the 1st quintile of its Expense Universe, while the Fund’s actual management fee rate was in the 2nd quintile of its Expense Universe.
•	The Fund was in the 1st quintile of both its Performance Group and Performance Universe for each of the one- and three-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

International Small-Cap Equity Fund

•	The Fund’s annual contractual management fee rate starts at 0.65% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2017 asset level was 0.60% of average daily net assets due to a voluntary management fee rate waiver during the period of 0.05%, which has been extended until April 30, 2019.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	Advisors has voluntarily agreed to reduce the existing cap on the total expense ratio of the Retirement Class of the Fund by 0.10% for a one-year period ending April 30, 2019.
•	The Fund was in the 2nd quintile of its Performance Group for each of the one-year and since-inception periods. The Fund was in the 1st quintile of its Performance Universe for each of the one-year and since-inception periods.
•	The Fund does not yet have a sufficient track record for a Morningstar rating.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Social Choice International Equity Fund

•	The Fund’s annual contractual management fee rate is 0.30% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 3rd quintile of its Performance Group for both the one-year and since-inception periods. The Fund was in the 4th and 3rd quintiles of its Performance Universe for the one-year and since-inception periods, respectively.
•	The Fund does not yet have a sufficient track record for a Morningstar rating.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Funds: Equity Funds ■ 2018 Semiannual Report	129

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

Standard & Poor’s Index

The S&P 500® Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by the Growth & Income Fund. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the fund with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the fund. S&P Dow Jones Indices has no obligation to take the needs of the fund or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the fund or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUND, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

130	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

How to reach us

Websites

TIAA.org
nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday
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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers  Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2018 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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New York, NY 10017-3206

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Semiannual Report ■ April 30, 2018

TIAA-CREF Funds
Equity Index Funds

The semiannual report contains the financial statements (unaudited).

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Equity Index Fund	TIEIX	TEIHX	TCEPX	TIQRX	TINRX
Large-Cap Growth Index Fund	TILIX	TRIHX	—	TRIRX	—
Large-Cap Value Index Fund	TILVX	THCVX	—	TRCVX	—
S&P 500 Index Fund	TISPX	TISAX	—	TRSPX	—
Small-Cap Blend Index Fund	TISBX	TRHBX	—	TRBIX	—
Emerging Markets Equity Index Fund	TEQLX	TEQHX	TEQPX	TEQSX	TEQKX
International Equity Index Fund	TCIEX	TCIHX	TRIPX	TRIEX	—

Understanding this report

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF Equity Index Funds listed on the cover of this report.

This semiannual report contains information about certain TIAA-CREF Funds and describes their results for the six months ended April 30, 2018. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of April 30, 2018.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please read that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Funds: Equity Index Funds ■ 2018 Semiannual Report	3

Brad Finkle

Letter to investors

Global stock markets achieved positive results during the six months ended April 30, 2018. Economic growth in the U.S. exceeded expectations, supporting the solid performance of domestic equities. Many foreign economies expanded as well, boosting equities in developed nations and, to an even greater extent, in emerging-markets countries. For the six months:

•	The Russell 3000® Index, which measures the performance of the broad U.S. stock market, advanced 3.8%. Please see page 8 for benchmark definitions.
•	The MSCI EAFE Index, which tracks stock returns in 21 developed-market nations outside North America, also rose, ending the period up 3.4%.
•	The MSCI Emerging Markets Index, a performance measure of stocks in 24 developing nations, posted a gain of 4.8%.
•	Institutional Class returns for all seven TIAA-CREF Equity Index Funds were positive. After allowing for expenses, most of the funds underperformed their respective benchmarks.

Economic strength and corporate profits propelled U.S. stocks

An improving U.S. economy contributed to positive returns for domestic stocks during the six-month period. Increased manufacturing activity and historically low unemployment helped drive the economy and lifted wage growth.

Federal tax reform also benefited U.S. equity markets. The legislation’s corporate tax cut contributed to record-high profits in a number of sectors, helping to push the U.S. stock market higher into January 2018.

The second half of the period was more volatile, as trade tensions, geopolitical concerns and rising interest rates caught the attention of many investors.

For the six months, large-capitalization stocks outperformed mid- and small-capitalization equities, while growth-oriented stocks outperformed value shares across all market capitalizations. (Returns by investment style and capitalization size are based on the Russell indexes.)

Global economic growth drove international stocks higher

The solid returns for international developed stock markets were underpinned by the strong global economy and rising corporate profits.

However, expectations of tighter monetary conditions grew during the period, contributing to a rise in market volatility. The European Central Bank continued to signal intentions to slowly shift its accommodative stance, and the Bank of England raised its benchmark interest rate for the first time in a decade during the period.

The markets and economies of many foreign countries further benefited from solid employment and consumer confidence. However, geopolitical tensions in the second half of the period, highlighted by the threat of higher tariffs on exports, led to a sharp correction in most foreign stock markets.

4	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Emerging markets outpaced foreign developed and U.S. equities

Continuing a recent trend, emerging-markets stocks outperformed their developed-markets peers around the world. Emerging markets were bolstered by rising domestic consumption and government spending, as well as export growth and higher prices for raw materials. These higher prices were especially beneficial for the commodity-based economies of developing nations. China’s economy expanded by a robust 6.8% year-on-year rate in the first quarter of 2018, according to a preliminary estimate. The economies of Latin America also showed improvement, and several of them emerged from multiyear recessions. Like the rest of the world, however, the stocks of developing nations were pressured in the second half of the period by geopolitical turmoil.

All seven index funds advanced

All seven TIAA-CREF Equity Index Funds had positive returns during the reporting period. Each fund invests in a portfolio that attempts to match the risk and return characteristics of its benchmark index at a low-cost-per-invested dollar. The funds’ performance includes a deduction for expenses, while the returns of their respective indexes do not. The funds’ returns ranged from 5.7% for the Large-Cap Growth Index Fund to 1.9% for the Large-Cap Value Index Fund. (All fund returns are for the Institutional Class.)

Growth-oriented equities generally had the biggest gains. The Large-Cap Growth Index Fund was the best performer at 5.7% for the six months. Its value counter-part, the Large-Cap Value Index Fund, posted a lower 1.9% return as value-oriented stocks delivered more muted gains. The Equity Index Fund and the S&P 500 Index Fund both advanced 3.8%, but underperformed their respective indexes for the six-month period.

In the small-cap equity space, the Small-Cap Blend Index Fund returned 3.3% and surpassed the Russell 2000® Index despite the effect of expenses.

Among TIAA-CREF’s international equity index portfolios, the International Equity Index Fund rose 2.9%, while the Emerging Markets Equity Index Fund posted a return of 4.0% at period-end.

A detailed overview of the financial markets during the six-month period appears on page 6, and a discussion of how each fund performed in relation to its benchmark begins on page 10.

Staying the course through changing market cycles

Many market watchers believe that the current U.S. economic recovery may have peaked—that the most expansionary period of the cycle could be behind us. Indeed, the strong corporate earnings and robust employment that we have witnessed have been accompanied by rising interest rates, political turmoil and potential signs of inflation, resulting in an increase in market volatility thus far in 2018.

But just because the markets may be changing doesn’t mean your investment goals should. As we’ve advocated before, making investment decisions based on predictions of future price movements is not a prudent strategy. We believe investors may be better served by maintaining a diversified portfolio of stocks through a professionally managed mutual fund or series of mutual funds, while also keeping their eyes focused on their long-term financial goals.

If you have questions or concerns and would like to discuss the current status of your portfolio, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. We always stand ready to assist you.

/s/ Brad Finkle

Brad Finkle

President

TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments

TIAA-CREF Funds: Equity Index Funds ■ 2018 Semiannual Report	5

Market monitor

U.S. and foreign stocks advanced as global economies grew

For the six months ended April 30, 2018, stock markets around the world produced solid gains amid moderate global economic growth. The Russell 3000® Index, a broad-based measure of U.S. stock market performance, advanced 3.8% for the period. International developed markets earned slightly lower returns, while emerging markets posted stronger gains.

U.S. economy expanded amid strong job market

Real gross domestic product (GDP), which measures the value of all goods and services produced in the nation, expanded at an annualized rate of 2.9% in the fourth quarter of 2017, but slowed to 2.2% during the first quarter of 2018, according to the government’s second estimate. Growth in consumer spending, the largest component of GDP, was robust during the final months of 2017 but slowed somewhat in the first three months of 2018. Existing home sales, which increased for a second consecutive month in March 2018, were challenged by supply shortages during the period.

The U.S. unemployment rate dipped to 3.9% by the end of the period, its lowest level since 2000. However, average hourly wages increased only modestly over the six months. Core inflation, which includes all items except food and energy, rose 2.1% for the twelve-month period ended April 2018. The price of a barrel of West Texas Intermediate crude oil rose from more than $54 on November 1, 2017,

Positive returns in a more volatile period

U.S. growth and emerging markets lead global equity performance
Returns for the six months ended April 30, 2018

Source: U.S. broad market: Russell 3000® Index; International: MSCI All-Country World ex USA Index; Emerging markets: MSCI Emerging Markets Index; U.S. growth: Russell 3000 Growth Index; U.S. value: Russell 3000 Value Index. As of April 30, 2018.

to nearly $69 on April 30, 2018, its highest price since 2014. Growing demand and continued production cutbacks by the Organization of the Petroleum Exporting Countries (OPEC) helped push prices higher.

Large stocks, growth-oriented shares performed best

In the U.S. equity market, large- and small-cap stocks earned 3.8% and 3.3%, respectively, during the six-month period. Growth stocks of all sizes outperformed value equities. Among large stocks, growth shares returned 5.7% while value equities advanced 1.9%. Mid-cap growth stocks gained 5.2%, while mid-cap value shares returned 2.6%. Smaller growth stocks climbed 5.5%, while small value shares earned a more modest 0.9%. (Returns by investment style and capitalization size are based on Russell indexes.)

Internationally, stocks in both developed and emerging markets gained ground during the period, despite setbacks over the final three months. The MSCI EAFE Index, which tracks stock performance in 21 developed-market countries outside North America, returned 3.4% during the period. The MSCI Emerging Markets Index earned 4.8% over the six months.

Stock market volatility increased as interest rates generally rose

Early in the period, U.S. equity markets responded positively to strong corporate profits and federal tax cut legislation. However, stocks lost ground and became more volatile over the final three months of the period due to concerns about higher interest rates and trade tensions between the United States and China.

The Federal Reserve raised the federal funds target rate twice during the period—in December 2017 and again in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%. New Fed Chairman Jerome Powell said he supported further gradual rate increases in response to continued economic improvement. Yields on U.S. government securities across all maturities increased during the period. In April 2018, the yield on the 10-year Treasury bond exceeded 3.00% for the first time since January 2014.

Most economies around the world grew during the six-month period. The 19-nation euro area grew at a 2.5% year-on-year rate in the first quarter of 2018, according to a preliminary estimate, while China’s economy expanded by a stronger 6.8% during the same period. The economy in Japan expanded for the eighth straight quarter over the last three months of 2017, but it experienced lower household spending in the early months of 2018. The European Central Bank left its three benchmark interest rates unchanged during the period. The Bank of England raised its benchmark rate from 0.25% to 0.50% in November 2017, its first increase in a decade.

6	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of October 31 or April 30; Form N-Q filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Funds: Equity Index Funds ■ 2018 Semiannual Report	7

About the funds’ benchmarks

Broad market indexes

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

The MSCI EAFE Index measures the performance of the leading stocks in 21 developed-market countries outside North America—in Europe, Australasia and the Far East.

The MSCI Emerging Markets Index measures the performance of the leading stocks in 24 emerging-market countries in Europe, Asia, Africa, Latin America and the Middle East.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Small-cap index

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of Standard & Poor’s Financial Services, LLC, a division of S&P Global.

8	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2017–April 30, 2018).

Actual expenses

The first section of each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses may have been higher.

Hypothetical example for comparison purposes

The second line in each share class’ entry shows hypothetical account values and expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Equity Index Funds ■ 2018 Semiannual Report	9

Equity Index Fund

Expense example

Six months ended April 30, 2018

Equity Index Fund	Beginning account value (11/1/17)	Ending account value (4/30/18)	Expenses paid during period* (11/1/17– 4/30/18)
Actual return
Institutional Class	$1,000.00	$1,037.72	$0.25
Advisor Class	1,000.00	1,036.85	0.96
Premier Class	1,000.00	1,036.52	1.01
Retirement Class	1,000.00	1,036.33	1.51
Retail Class	1,000.00	1,036.45	1.67
5% annual hypothetical return
Institutional Class	1,000.00	1,024.55	0.25
Advisor Class	1,000.00	1,023.85	0.95
Premier Class	1,000.00	1,023.80	1.00
Retirement Class	1,000.00	1,023.31	1.51
Retail Class	1,000.00	1,023.16	1.66

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.05% for the Institutional Class, 0.19% for the Advisor Class, 0.20% for the Premier Class, 0.30% for the Retirement Class and 0.33% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2018
Information technology	23.7
Financials	14.9
Health care	13.4
Consumer discretionary	13.0
Industrials	10.5
Consumer staples	6.5
Energy	5.9
Real estate	3.7
Materials	3.3
Utilities	2.9
Telecommunication services	1.7
Short-term investments, other assets & liabilities, net	0.5
Total	100.0

Performance for the six months ended April 30, 2018

The Equity Index Fund returned 3.77% for the Institutional Class, compared with the 3.79% return of its benchmark, the Russell 3000® Index. For the one-year period ended April 30, 2018, the Fund returned 13.02% versus 13.05% for the index. The table below shows returns for all share classes of the Fund.

For the six-month period, the Fund’s return slightly underperformed that of its benchmark index due to the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.

Economic growth lifted stocks, market volatility increased

During the six-month period, U.S. economic growth continued amid a robust job market and steady consumer spending. The unemployment rate fell to 3.9% on April 30, 2018, its lowest level since 2000. Inflation remained moderate, while the price per barrel of West Texas Intermediate crude oil rose to its highest level in more than three years. Consumer spending was strong in the final months of 2017 but slowed somewhat over the first quarter of 2018. The U.S. dollar weakened against most major currencies over the six months.

Strong corporate profits and significant federal tax cuts, countered by concerns over higher interest rates and trade tensions between the United States and China, contributed to increased volatility in the equity markets. U.S. stocks produced solid gains during the first half of the period, only to retreat during the latter three months. The Federal Reserve raised the federal funds target rate twice during the period—in December 2017 and again in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%.

Performance as of April 30, 2018

Equity Index Fund				Average annual				Annual operating
		Total return		total return				expenses*
	Inception
	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	7/1/99	3.77%	13.02%	12.73%		9.12%		0.05%	0.05%
Advisor Class	12/4/15	3.69	12.87	12.69	†	9.10	†	0.15	0.15
Premier Class	9/30/09	3.65	12.79	12.55		8.97	†	0.20	0.20
Retirement Class	3/31/06	3.63	12.74	12.44		8.84		0.30	0.30
Retail Class	3/31/06	3.64	12.72	12.40		8.83		0.33	0.33
Russell 3000 Index	—	3.79	13.05	12.75		9.13		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

10	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 3.79%. Large-cap stocks surpassed smaller equities, and growth stocks outperformed value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended April 30, 2018, the Russell 3000 Index generated an average annual return of 9.13%.

Consumer discretionary, information technology led the benchmark higher

Seven of the eleven industry sectors in the Russell 3000 Index generated positive returns for the six months. Consumer discretionary was the best performing sector, advancing 11.6%, and made the most significant contribution to the index’s performance, supported by favorable conditions in the job market. Information technology—the largest sector in the benchmark—was also a top contributor, gaining 5.0%. Financials and energy, which rose 4.2% and 10.6%, respectively, made significant performance contributions as well. Together, these four sectors represented nearly 57.0% of the index’s total market capitalization on April 30, 2018.

Utilities, consumer staples and real estate were the weakest components, returning -4.3%, -3.8% and -3.6%, respectively.

Two of the benchmark’s five largest stocks outperformed

For the six-month period, two of the benchmark’s five largest stocks produced gains that exceeded the benchmark’s overall return. They were Amazon.com, whose quarterly profit surpassed $1 billion for the first time in history, and Microsoft, whose cloud-computing business experienced rapid growth. Berkshire Hathaway generated returns that nearly matched the index’s performance, while Apple and Facebook suffered losses. Facebook posted a sizable loss due to concerns about a data security breach.

Holdings by company size
Market	% of equity investments
capitalization	as of 4/30/2018
More than $50 billion	56.2
More than $15 billion–$50 billion	21.6
More than $2 billion–$15 billion	18.6
$2 billion or less	3.6
Total	100.0

Fund profile
as of 4/30/2018
Net assets	$17.36 billion
Number of holdings	2,903
Portfolio turnover rate*	1%
Weighted median market capitalization	$67.67 billion
Price/earnings ratio (weighted 12-month trailing average)†	24.7

*	The portfolio turnover rate covers the six-month period from November 1, 2017–April 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2018 Semiannual Report	11

Large-Cap Growth Index Fund

Expense example

Six months ended April 30, 2018

Large-Cap Growth Index Fund	Beginning account value (11/1/17)	Ending account value (4/30/18)	Expenses paid during period* (11/1/17– 4/30/18)
Actual return
Institutional Class	$1,000.00	$1,056.63	$0.31
Advisor Class	1,000.00	1,055.92	1.02
Retirement Class	1,000.00	1,055.43	1.58
5% annual hypothetical return
Institutional Class	1,000.00	1,024.50	0.30
Advisor Class	1,000.00	1,023.80	1.00
Retirement Class	1,000.00	1,023.26	1.56

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.06% for the Institutional Class, 0.20% for the Advisor Class and 0.31% for the Retirement Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition
Sector	% of net assets as of 4/30/2018
Information technology	38.4
Consumer discretionary	19.1
Health care	12.6
Industrials	12.3
Consumer staples	6.1
Financials	3.8
Materials	3.5
Real estate	2.3
Telecommunication services	0.9
Energy	0.9
Short-term investments, other assets & liabilities, net	0.1
Total	100.0

Performance for the six months ended April 30, 2018

The Large-Cap Growth Index Fund returned 5.66% for the Institutional Class, compared with the 5.68% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended April 30, 2018, the Fund returned 18.90% versus 18.96% for the index. The table below shows returns for all share classes of the Fund.

For the six-month period, the Fund’s return slightly underperformed that of its benchmark index due to the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.

Economic growth lifted stocks, market volatility increased

During the six-month period, U.S. economic growth continued amid a robust job market and steady consumer spending. The unemployment rate fell to 3.9% on April 30, 2018, its lowest level since 2000. Inflation remained moderate, while the price per barrel of West Texas Intermediate crude oil rose to its highest level in more than three years. Consumer spending was strong in the final months of 2017 but slowed somewhat over the first quarter of 2018. The U.S. dollar weakened against most major currencies over the six months.

Strong corporate profits and significant federal tax cuts, countered by concerns over higher interest rates and trade tensions between the United States and China, contributed to increased volatility in the equity markets. U.S. stocks produced solid gains during the first half of the period, only to retreat during the latter three months. The Federal Reserve raised the federal funds target rate twice during the period—in December 2017 and again in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%.

Performance as of April 30, 2018
Large-Cap Growth Index Fund				Average annual				Annual operating
		Total return		total return				expenses*
	Inception
	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	5.66%	18.90%	15.05%		10.75%		0.06%	0.06%
Advisor Class	12/4/15	5.59	18.74	15.00	†	10.72	†	0.19	0.19
Retirement Class	10/1/02	5.54	18.59	14.76		10.47		0.31	0.31
Russell 1000 Growth Index	—	5.68	18.96	15.13		10.81		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.

12	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 3.79%. Large-cap stocks surpassed smaller equities, and growth stocks outperformed value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended April 30, 2018, the Russell 1000 Growth Index had an average annual gain of 10.81%, outperforming the 7.30% and 9.13% average annual returns of the Russell 1000 Value Index and the Russell 3000 Index, respectively.

Largest sectors fueled the benchmark’s rise

Nine of the eleven industry sectors in the Russell 1000 Growth Index registered gains for the six months. Consumer discretionary and information technology—the benchmark’s two largest components—contributed almost three-quarters of its return. Consumer discretionary rose 15.4%, supported by favorable conditions in the job market. Information technology gained a relatively modest 4.3%, but it was a top contributor because it accounted for nearly 40.0% of the index’s total market capitalization on April 30, 2018. Industrials, which advanced 5.0%, also made a significant return contribution. Together, these three sectors represented almost 70.0% of the benchmark’s period-end market capitalization.

Materials and real estate were the weakest groups, returning -3.5% and -2.4%, respectively.

Two of the benchmark’s five largest stocks outperformed

For the six-month period, two of the benchmark’s five largest stocks produced gains that exceeded the benchmark’s overall return. They were Amazon.com, whose quarterly profit surpassed $1 billion for the first time in history, and Microsoft, whose cloud-computing business experienced rapid growth. Conversely, Apple, Facebook and Alphabet, the parent company of Google, underperformed the benchmark. Facebook was the worst performer of the three, posting a sizeable loss due to concerns about a data security breach.

Holdings by company size
Market capitalization	% of equity investments as of 4/30/2018
More than $50 billion	65.1
More than $15 billion–$50 billion	21.8
More than $2 billion–$15 billion	13.0
$2 billion or less	0.1
Total	100.0

Fund profile
as of 4/30/2018
Net assets	$5.70 billion
Number of holdings	553
Portfolio turnover rate*	9%
Weighted median market capitalization	$97.50 billion
Price/earnings ratio (weighted 12-month trailing average)†	26.9

*	The portfolio turnover rate covers the six-month period from November 1, 2017–April 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2018 Semiannual Report	13

Large-Cap Value Index Fund

Expense example

Six months ended April 30, 2018

Large-Cap Value Index Fund	Beginning account value (11/1/17)	Ending account value (4/30/18)	Expenses paid during period* (11/1/17– 4/30/18)
Actual return
Institutional Class	$1,000.00	$1,019.03	$0.30
Advisor Class	1,000.00	1,018.06	1.05
Retirement Class	1,000.00	1,017.38	1.55
5% annual hypothetical return
Institutional Class	1,000.00	1,024.50	0.30
Advisor Class	1,000.00	1,023.75	1.05
Retirement Class	1,000.00	1,023.26	1.56

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.06% for the Institutional Class, 0.21% for the Advisor Class and 0.31% for the Retirement Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition
Sector	% of net assets as of 4/30/2018
Financials	27.5
Health care	13.6
Energy	11.6
Information technology	9.0
Industrials	7.9
Consumer staples	7.6
Consumer discretionary	6.6
Utilities	5.9
Real estate	4.6
Materials	2.9
Telecommunication services	2.7
Short-term investments, other assets & liabilities, net	0.1
Total	100.0

Performance for the six months ended April 30, 2018

The Large-Cap Value Index Fund returned 1.90% for the Institutional Class, compared with the 1.94% return of its benchmark, the Russell 1000® Value Index. For the one-year period ended April 30, 2018, the Fund returned 7.45% versus 7.50% for the index. The table below shows returns for all share classes of the Fund.

For the six-month period, the Fund’s return slightly underperformed that of its benchmark index due to the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.

Economic growth lifted stocks, market volatility increased

During the six-month period, U.S. economic growth continued amid a robust job market and steady consumer spending. The unemployment rate fell to 3.9% on April 30, 2018, its lowest level since 2000. Inflation remained moderate, while the price per barrel of West Texas Intermediate crude oil rose to its highest level in more than three years. Consumer spending was strong in the final months of 2017 but slowed somewhat over the first quarter of 2018. The U.S. dollar weakened against most major currencies over the six months.

Strong corporate profits and significant federal tax cuts, countered by concerns over higher interest rates and trade tensions between the United States and China, contributed to increased volatility in the equity markets. U.S. stocks produced solid gains during the first half of the period, only to retreat during the latter three months. The Federal Reserve raised the federal funds target rate twice during the period—in December 2017 and again in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 3.79%. Large-cap stocks surpassed smaller equities, and growth stocks outperformed value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

Performance as of April 30, 2018

Large-Cap Value Index Fund				Average annual				Annual operating
		Total return		total return				expenses*
	Inception
	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	1.90%	7.45%	10.45%		7.24%		0.06%	0.06%
Advisor Class	12/4/15	1.81	7.23	10.40	†	7.22	†	0.19	0.19
Retirement Class	10/1/02	1.74	7.13	10.18		6.98		0.30	0.30
Russell 1000 Value Index	—	1.94	7.50	10.52		7.30		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.

14	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

     For the ten years ended April 30, 2018, the Russell 1000 Value Index had an average annual gain of 7.30%, trailing the 10.81% and 9.13% average annual returns of the Russell 1000 Growth Index and the Russell 3000 Index, respectively.

Largest sectors drove the benchmark higher

Six of the eleven industry sectors in the Russell 1000 Value Index posted gains for the six months. Energy was the best-performing sector, rising 10.6% on higher oil prices, and was also the top contributor to the index’s return. Financials—the benchmark’s largest component—advanced 3.6% and was the next-largest contributor. Information technology and health care, which gained 8.9% and 1.9%, respectively, made significant performance contributions as well. Together, these four sectors—the four largest in the benchmark—represented more than 60.0% of its total market capitalization on April 30, 2018.

Consumer staples returned -7.5% and was the worst-performing sector and the biggest detractor from the benchmark’s results. Industrials and utilities followed, returning -4.5% and -4.2%, respectively.

Three of the benchmark’s five largest stocks outperformed

For the six-month period, three of the benchmark’s five largest stocks produced gains that exceeded the benchmark’s overall return. Bank of America and JP Morgan Chase generated the strongest results, boosted by rising interest rates and an improving tax and regulatory environment. Berkshire Hathaway, the largest stock in the index, also outperformed as federal tax cuts helped offset weakness in the company’s insurance operations. Conversely, Johnson & Johnson posted a sizeable loss, in part due to worries about continued price competition in its pharmaceutical and medical device businesses. Shares of Exxon Mobil declined as well.

Holdings by company size
Market	% of equity investments
capitalization	as of 4/30/2018
More than $50 billion	55.5
More than $15 billion–$50 billion	26.1
More than $2 billion–$15 billion	18.2
$2 billion or less	0.2
Total	100.0

Fund profile
as of 4/30/2018
Net assets	$6.26 billion
Number of holdings	712
Portfolio turnover rate*	8%
Weighted median market capitalization	$64.70 billion
Price/earnings ratio (weighted 12-month trailing average)†	20.7

*	The portfolio turnover rate covers the six-month period from November 1, 2017–April 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2018 Semiannual Report	15

S&P 500 Index Fund

Expense example

Six months ended April 30, 2018

S&P 500 Index Fund	Beginning account value (11/1/17)	Ending account value (4/30/18)	Expenses paid during period* (11/1/17– 4/30/18)
Actual return
Institutional Class	$1,000.00	$1,037.80	$0.30
Advisor Class	1,000.00	1,037.01	1.06
Retirement Class	1,000.00	1,036.48	1.57
5% annual hypothetical return
Institutional Class	1,000.00	1,024.50	0.30
Advisor Class	1,000.00	1,023.75	1.05
Retirement Class	1,000.00	1,023.26	1.56

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.06% for the Institutional Class, 0.21% for the Advisor Class and 0.31% for the Retirement Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition
Sector	% of net assets as of 4/30/2018
Information technology	24.6
Financials	14.6
Health care	13.8
Consumer discretionary	12.9
Industrials	9.9
Consumer staples	7.3
Energy	6.2
Utilities	2.9
Materials	2.8
Real estate	2.7
Telecommunication services	1.9
Short-term investments, other assets & liabilities, net	0.4
Total	100.0

Performance for the six months ended April 30, 2018

The S&P 500 Index Fund returned 3.78% for the Institutional Class, compared with the 3.82% return of its benchmark, the S&P 500® Index. For the one-year period ended April 30, 2018, the Fund returned 13.21% versus 13.27% for the index. The table below shows returns for all share classes of the Fund.

For the six-month period, the Fund’s return slightly underperformed that of its benchmark index due to the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.

Economic growth lifted stocks, market volatility increased

During the six-month period, U.S. economic growth continued amid a robust job market and steady consumer spending. The unemployment rate fell to 3.9% on April 30, 2018, its lowest level since 2000. Inflation remained moderate, while the price per barrel of West Texas Intermediate crude oil rose to its highest level in more than three years. Consumer spending was strong in the final months of 2017 but slowed somewhat over the first quarter of 2018. The U.S. dollar weakened against most major currencies over the six months.

Strong corporate profits and significant federal tax cuts, countered by concerns over higher interest rates and trade tensions between the United States and China, contributed to increased volatility in the equity markets. U.S. stocks produced solid gains during the first half of the period, only to retreat during the latter three months. The Federal Reserve raised the federal funds target rate twice during the period—in December 2017 and again in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%.

For the six months, the large-cap-oriented S&P 500 Index slightly outperformed the Russell 3000® Index, a broad measure of the U.S. stock market, which gained 3.79%. A portion of the Russell 3000 Index consists of small-cap equities, which underperformed large caps for the period.

Performance as of April 30, 2018

S&P 500 Index Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	3.78%	13.21%	12.88%		8.96%		0.06%	0.06%
Advisor Class	12/4/15	3.70	13.05	12.84	†	8.93	†	0.19	0.19
Retirement Class	10/1/02	3.65	12.93	12.61		8.68		0.31	0.31
S&P 500 Index	—	3.82	13.27	12.96		9.02		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.

16	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

For the ten years ended April 30, 2018, the S&P 500 Index produced an average annual gain of 9.02%, slightly behind the 9.13% average annual return of the Russell 3000 Index.

Consumer discretionary, energy led the benchmark higher

Seven of the eleven industry sectors in the S&P 500 Index posted gains for the six months. Consumer discretionary, the index’s fourth-largest sector, performed best with a gain of 13.5% amid strong economic growth and solid consumer spending. Energy had the second-largest return at 9.9%, as the price of oil rose during the period. Information technology, the largest component in the index, advanced 4.8%, while financials, the benchmark’s second-largest sector, rose 4.1%. Together, these four sectors made up almost 60.0% of the index’s market capitalization on April 30, 2018. Among other large sectors in the benchmark, health care rose 2.2%.

Consumer staples, utilities, materials and real estate all suffered losses.

Two of the benchmark’s five largest stocks outperformed

For the six-month period, two of the benchmark’s five largest stocks produced gains that exceeded the benchmark’s overall return. They were Amazon.com, whose quarterly profit surpassed $1 billion for the first time in history, and Microsoft, whose cloud-computing business experienced rapid growth. Berkshire Hathaway generated returns that nearly matched the index’s performance, while Apple and Facebook suffered losses. Facebook posted a sizable loss due to concerns about a data security breach.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2018
More than $50 billion	67.6
More than $15 billion–$50 billion	25.0
More than $2 billion–$15 billion	7.4
Total	100.0

Fund profile

as of 4/30/2018
Net assets	$4.69 billion
Number of holdings	507
Portfolio turnover rate*	4%
Weighted median market capitalization	$96.02 billion
Price/earnings ratio (weighted 12-month trailing average)†	23.0

*	The portfolio turnover rate covers the six-month period from November 1, 2017–April 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2018 Semiannual Report	17

Small-Cap Blend Index Fund

Expense example

Six months ended April 30, 2018

Small-Cap Blend Index Fund	Beginning account value (11/1/17)	Ending account value (4/30/18)	Expenses paid during period* (11/1/17– 4/30/18)
Actual return
Institutional Class	$1,000.00	$1,033.35	$0.30
Advisor Class	1,000.00	1,032.39	1.06
Retirement Class	1,000.00	1,032.31	1.56
5% annual hypothetical return
Institutional Class	1,000.00	1,024.50	0.30
Advisor Class	1,000.00	1,023.75	1.05
Retirement Class	1,000.00	1,023.26	1.56

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.06% for the Institutional Class, 0.21% for the Advisor Class and 0.31% for the Retirement Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2018
Financials	17.9
Information technology	17.1
Health care	16.5
Industrials	14.6
Consumer discretionary	12.1
Real estate	6.4
Materials	4.3
Energy	4.1
Utilities	3.3
Consumer staples	2.3
Telecommunication services	0.6
Short-term investments, other assets & liabilities, net	0.8
Total	100.0

Performance for the six months ended April 30, 2018

The Small-Cap Blend Index Fund returned 3.34% for the Institutional Class, compared with the 3.27% return of its benchmark, the Russell 2000® Index. For the one-year period ended April 30, 2018, the Fund returned 11.76% versus 11.54% for the index. The table below shows returns for all share classes of the Fund.

For the six-month period, the Fund’s return slightly outperformed that of its benchmark index, despite the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark. During the six months, the Fund participated in a securities lending program.

Economic growth lifted stocks, market volatility increased

During the six-month period, U.S. economic growth continued amid a robust job market and steady consumer spending. The unemployment rate fell to 3.9% on April 30, 2018, its lowest level since 2000. Inflation remained moderate, while the price per barrel of West Texas Intermediate crude oil rose to its highest level in more than three years. Consumer spending was strong in the final months of 2017 but slowed somewhat over the first quarter of 2018. The U.S. dollar weakened against most major currencies over the six months.

Strong corporate profits and significant federal tax cuts, countered by concerns over higher interest rates and trade tensions between the United States and China, contributed to increased volatility in the equity markets. U.S. stocks produced solid gains during the first half of the period, only to retreat during the latter three months. The Federal Reserve raised the federal funds target rate twice during the period—in December 2017 and again in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%.

Performance as of April 30, 2018

Small-Cap Blend Index Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	3.34%	11.76%	11.98%		9.63%		0.06%	0.06%
Advisor Class	12/4/15	3.24	11.55	11.94	†	9.60	†	1.17	0.21
Retirement Class	10/1/02	3.23	11.46	11.69		9.35		0.31	0.31
Russell 2000 Index	—	3.27	11.54	11.74		9.49		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.

18	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 3.79%. Large-cap stocks surpassed smaller equities, and growth stocks outperformed value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended April 30, 2018, the Russell 2000 Index, a broad measure of U.S. small-cap stocks, produced an average annual gain of 9.49%, slightly ahead of the 9.13% average annual return of the Russell 3000 Index.

Sectors posted mixed results

Seven of the eleven industry sectors in the Russell 2000 Index posted gains for the six months. Energy performed best, returning 11.3%, as the price of oil rose during the period. Health care—the third-largest component in the index—advanced 11.2% and contributed the most to the benchmark’s return. Consumer discretionary also delivered solid gains of 6.9% and was the second-largest contributor to overall index returns. Financials, the index’s largest sector, posted gains of 2.2%, while information technology, the benchmark’s second-largest sector, advanced 2.9%. Together, these five sectors made up nearly 67.0% of the index’s total market capitalization on April 30, 2018.

Industrials, utilities, real estate and telecommunication services, the smallest index sector, all suffered losses.

Four of benchmark’s five largest stocks outperformed

For the six-month period, four of the benchmark’s five largest stocks produced gains that exceeded the benchmark’s overall return. Biopharmaceutical firms Nektar Therapeutics and SAGE Therapeutics posted triple-digit gains as both benefited from drug pipeline progress toward clinical trials. Online food-ordering company Grubhub and biotechnology company bluebird bio also advanced, while Exact Sciences declined.

Holdings by company size

Market Capitalization	% of equity investments as of 4/30/2018
More than $15 billion–$50 billion	0.1
More than $2 billion–$15 billion	54.3
$2 billion or less	45.6
Total	100.0

Fund profile

as of 4/30/2018
Net assets	$2.51 billion
Number of holdings	1,984
Portfolio turnover rate*	4%
Weighted median market capitalization	$2.16 billion
Price/earnings ratio (weighted 12-month trailing average)†	71.7

*	The portfolio turnover rate covers the six-month period from November 1, 2017–April 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2018 Semiannual Report	19

Emerging Markets Equity Index Fund

Expense example

Six months ended April 30, 2018

Emerging Markets Equity Index Fund	Beginning account value (11/1/17)	Ending account value (4/30/18)	Expenses paid during period* (11/1/17– 4/30/18)
Actual return
Institutional Class	$1,000.00	$1,040.33	$1.01
Advisor Class	1,000.00	1,039.95	1.77
Premier Class	1,000.00	1,040.09	1.77
Retirement Class	1,000.00	1,039.31	2.28
Retail Class	1,000.00	1,038.13	2.78
5% annual hypothetical return
Institutional Class	1,000.00	1,023.80	1.00
Advisor Class	1,000.00	1,023.06	1.76
Premier Class	1,000.00	1,023.06	1.76
Retirement Class	1,000.00	1,022.56	2.26
Retail Class	1,000.00	1,022.07	2.76

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.20% for the Institutional Class, 0.35% for the Advisor Class, 0.35% for the Premier Class, 0.45% for the Retirement Class and 0.55% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2018
Information technology	26.8
Financials	24.9
Consumer discretionary	9.3
Energy	7.4
Materials	7.1
Consumer staples	6.5
Industrials	5.3
Telecommunication services	4.6
Real estate	2.8
Health care	2.7
Utilities	2.6
Total	100.0

Performance for the six months ended April 30, 2018

The Emerging Markets Equity Index Fund returned 4.03% for the Institutional Class, compared with the 4.80% return of its benchmark, the MSCI Emerging Markets Index. For the one-year period ended April 30, 2018, the Fund returned 21.08% versus 21.71% for the index. The table below shows returns for all share classes of the Fund.

For the six-month period, the Fund’s return underperformed that of its benchmark index due to the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.

Foreign stocks gained as global economic growth continued

During the six-month period, emerging-markets stocks outperformed U.S. equities. Most economies around the world expanded, boosting international and emerging stock markets, particularly at the end of 2017. The 19-nation euro area grew at a 2.5% year-on-year rate in the first quarter of 2018, according to a preliminary estimate, while China’s economy expanded by a stronger 6.8%. Most emerging-markets economies performed well, helped by an increase in oil prices during the six months.

The response to global economic growth varied among the world’s central banks. The U.S. Federal Reserve raised the federal funds target rate twice during the period, pushing the key short-term interest-rate measure to 1.50%–1.75%. The European Central Bank left its three benchmark interest rates unchanged and expects them to remain at current levels for the foreseeable future.

Performance as of April 30, 2018

Emerging Markets Equity Index Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		since inception		gross	net
Institutional Class	8/31/10	4.03%	21.08%	4.54%		4.41%		0.21%	0.21%
Advisor Class	12/4/15	4.00	20.94	4.51	†	4.39	†	0.36	0.36
Premier Class	8/31/10	4.01	20.88	4.39		4.26		0.36	0.36
Retirement Class	8/31/10	3.93	20.71	4.28		4.15		0.46	0.46
Retail Class	8/31/10	3.81	20.55	4.13		4.01		0.58	0.58
MSCI Emerging Markets Index	—	4.80	21.71	4.74		4.84	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

20	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

For the six months, stocks in developed- and emerging-markets nations posted solid gains during the first three months of the period, but lost ground in the final three months. The MSCI EAFE Index, which measures stock performance in 21 developed-market nations outside North America, returned 3.41% for the period. The MSCI Emerging Markets Index advanced 4.80% over the six months.

Most countries in the benchmark advanced

Eighteen of the 24 nations in the MSCI Emerging Markets Index had positive results for the six-month period. China—the benchmark’s largest component, representing more than 30.0% of its total market capitalization at period-end—advanced 5.4%. South Korea, the second-largest index component, gained 5.0% as tensions between North Korea and the U.S. moderated. The fifth-largest index component, Brazil, rose 9.3%, driven by its economy’s emergence from a multiyear recession.

On the downside, Taiwan, the third-largest weighting, declined 1.3% on weaker-than-expected revenues in the technology sector and fears of higher tariffs on imports to the U.S.

Four of the benchmark’s five largest stocks underperformed

For the six-month period, four of the benchmark’s five largest stocks trailed its overall return. Taiwan Semiconductor Manufacturing declined the most, followed closely by Chinese e-commerce leader Alibaba Group, which suffered a loss after its most recent earnings report fell shy of Wall Street expectations. South Korean technology giant Samsung Electronics advanced, but underperformed the benchmark as the company faced mounting investor concerns about a potential end to the recent semiconductor boom. Internet and media company Naspers also underperformed the index despite a modestly positive gain. Chinese Internet provider Tencent Holdings—the largest stock in the index—produced double-digit gains and surpassed the benchmark’s return.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

Holdings by country

% of portfolio investments as of 4/30/2018
China	28.3
Korea, Republic of	15.1
Taiwan	10.8
India	8.2
Brazil	7.0
South Africa	6.4
Russia	3.2
Mexico	2.9
Malaysia	2.4
Thailand	2.3
17 other nations	11.5
Short-term investments	1.9
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2018
More than $50 billion	32.7
More than $15 billion–$50 billion	30.5
More than $2 billion–$15 billion	35.4
$2 billion or less	1.4
Total	100.0

Fund profile

as of 4/30/2018
Net assets	$2.70 billion
Number of holdings	843
Portfolio turnover rate*	13%
Weighted median market capitalization	$26.27 billion
Price/earnings ratio (weighted 12-month trailing average)†	14.7

*	The portfolio turnover rate covers the six-month period from November 1, 2017–April 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2018 Semiannual Report	21

International Equity Index Fund

Expense example

Six months ended April 30, 2018

International Equity Index Fund	Beginning account value (11/1/17)	Ending account value (4/30/18)	Expenses paid during period* (11/1/17– 4/30/18)
Actual return
Institutional Class	$1,000.00	$1,028.82	$0.30
Advisor Class	1,000.00	1,028.14	1.06
Premier Class	1,000.00	1,028.03	1.06
Retirement Class	1,000.00	1,027.49	1.56
5% annual hypothetical return
Institutional Class	1,000.00	1,024.50	0.30
Advisor Class	1,000.00	1,023.75	1.05
Premier Class	1,000.00	1,023.75	1.05
Retirement Class	1,000.00	1,023.26	1.56

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.06% for the Institutional Class, 0.21% for the Advisor Class, 0.21% for the Premier Class and 0.31% for the Retirement Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2018
Financials	20.7
Industrials	14.0
Consumer discretionary	12.7
Consumer staples	10.7
Health care	9.9
Materials	7.9
Information technology	6.4
Energy	5.7
Telecommunication services	3.8
Real estate	3.5
Utilities	3.3
Short-term investments, other assets & liabilities, net	1.4
Total	100.0

Performance for the six months ended April 30, 2018

The International Equity Index Fund returned 2.88% for the Institutional Class, compared with the 3.41% return of its benchmark, the MSCI EAFE Index. For the one-year period ended April 30, 2018, the Fund returned 14.18% versus 14.51% for the index. The table below shows returns for all share classes of the Fund.

For the six-month period, the Fund’s return underperformed that of its benchmark index due to the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.

Foreign stocks gained as global economic growth continued

During the six-month period, foreign developed-markets stocks advanced but modestly trailed the performance of U.S. equities. Most economies around the world expanded, boosting international and emerging stock markets, particularly at the end of 2017. The 19-nation euro area grew at a 2.5% year-on-year rate in the first quarter of 2018, according to a preliminary estimate, while China’s economy expanded by a stronger 6.8% during the same period. Most emerging-markets economies performed well, helped by an increase in oil prices during the six months.

The response to global economic growth varied among the world’s central banks. The U.S. Federal Reserve raised the federal funds target rate twice during the period, pushing the key short-term interest-rate measure to 1.50%–1.75%. The Bank of England increased its benchmark rate from 0.25% to 0.50% in November 2017, its first interest-rate hike in a decade. The European Central Bank left its three benchmark interest rates unchanged and expects them to remain at current levels for the foreseeable future.

Performance as of April 30, 2018

International Equity Index Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	2.88%	14.18%	5.98%		2.58%		0.06%	0.06%
Advisor Class	12/4/15	2.81	13.93	5.92	†	2.55	†	0.20	0.20
Premier Class	9/30/09	2.80	14.00	5.82		2.45	†	0.21	0.21
Retirement Class	10/1/02	2.75	13.84	5.71		2.32		0.31	0.31
MSCI EAFE Index	—	3.41	14.51	5.90		2.43		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

22	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

For the six months, stocks in developed- and emerging-markets nations posted solid gains during the first half of the period, but they lost ground in the final three months. The MSCI EAFE Index, which measures stock performance in 21 developed-market nations outside North America, returned 3.41% for the period, slightly behind the 3.79% gain of the Russell 3000® Index, a broad measure of the U.S. stock market. The MSCI Emerging Markets Index advanced 4.80% over the six months.

For the ten years ended April 30, 2018, the average annual gain of the MSCI EAFE Index was 2.43%, compared with the 9.13% average annual return of the Russell 3000 Index.

Most countries in the benchmark advanced

Fourteen of the 21 countries in the MSCI EAFE Index produced gains in U.S.-dollar terms for the six months. The index’s three largest components were Japan, at 24.3%, the United Kingdom, at 17.7%, and France, at 11.2%. These three markets gained 5.3%, 5.9% and 5.1%, respectively, in U.S.-dollar terms, and made up over one-half of the benchmark’s market capitalization on April 30, 2018. In local-currency terms, the index gained 0.70%, but in U.S. dollars, the index rose 3.41%.

Two of the benchmark’s five largest stocks outperformed

For the six-month period, two of the benchmark’s five largest stocks produced gains that exceeded the benchmark’s overall return. Royal Dutch Shell and Toyota both outgained the benchmark’s return. Royal Dutch Shell’s share price climbed on rising oil and gas prices and management’s cost-cutting and business-restructuring efforts, while Toyota’s stock rose on higher revenues. British bank HSBC gained but underperformed the benchmark, while Swiss pharmaceutical company Novartis declined partly due to a difficult pricing environment for generic drugs, increased competition in the novel drugs space and payer restrictions on its heart failure medication. Nestlé, the benchmark’s largest holding, saw its stock decline on the Swiss food giant’s disappointing 2017 results.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

Holdings by country

% of portfolio investments as of 4/30/2018
Japan	23.4
United Kingdom	14.9
France	10.3
Germany	9.1
Switzerland	7.7
Australia	6.3
Netherlands	4.5
Hong Kong	3.3
Spain	3.0
Sweden	2.4
19 other nations	9.8
Short-term investments	5.3
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2018
More than $50 billion	40.5
More than $15 billion–$50 billion	36.5
More than $2 billion–$15 billion	23.0
Total	100.0

Fund profile

as of 4/30/2018
Net assets	$12.40 billion
Number of holdings	936
Portfolio turnover rate*	1%
Weighted median market capitalization	$39.60 billion
Price/earnings ratio (weighted 12-month trailing average)†	17.2

*	The portfolio turnover rate covers the six-month period from November 1, 2017–April 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2018 Semiannual Report	23

Summary portfolio of investments (unaudited)

Equity Index Fund  ■  April 30, 2018

				% of net
Shares		Company	Value	assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS			$151,216,129	0.9%
BANKS
6,079,430		Bank of America Corp	181,896,546	1.1
1,640,212		Citigroup, Inc	111,977,273	0.6
2,198,169		JPMorgan Chase & Co	239,116,824	1.4
2,817,976		Wells Fargo & Co	146,422,033	0.8
		Other	501,616,271	2.9
			1,181,028,947	6.8
CAPITAL GOODS
370,802		3M Co	72,080,201	0.4
353,443		Boeing Co	117,894,447	0.7
5,489,918		General Electric Co	77,243,146	0.4
478,467		Honeywell International, Inc	69,224,605	0.4
		Other	955,903,272	5.5
			1,292,345,671	7.4
COMMERCIAL & PROFESSIONAL SERVICES			167,447,693	1.0
CONSUMER DURABLES & APPAREL			242,994,740	1.4
CONSUMER SERVICES
507,414		McDonald’s Corp	84,961,400	0.5
		Other	322,790,826	1.8
			407,752,226	2.3
DIVERSIFIED FINANCIALS			691,346,975	4.0
ENERGY
1,201,158		Chevron Corp	150,276,877	0.8
2,698,464	d	Exxon Mobil Corp	209,805,576	1.2
		Other	671,163,669	3.9
			1,031,246,122	5.9
FOOD & STAPLES RETAILING
912,321		Walmart, Inc	80,703,915	0.5
		Other	132,424,515	0.7
			213,128,430	1.2
FOOD, BEVERAGE & TOBACCO
1,213,103		Altria Group, Inc	68,067,209	0.4
2,452,932		Coca-Cola Co	105,991,192	0.6
912,269		PepsiCo, Inc	92,084,433	0.5
988,081		Philip Morris International, Inc	81,022,642	0.5
		Other	330,819,537	1.9
			677,985,013	3.9
HEALTH CARE EQUIPMENT & SERVICES
864,190		Medtronic plc	69,247,544	0.4
609,697		UnitedHealth Group, Inc	144,132,371	0.8
		Other	773,886,632	4.5
			987,266,547	5.7
HOUSEHOLD & PERSONAL PRODUCTS
1,612,951		Procter & Gamble Co	116,680,875	0.6
		Other	117,803,218	0.7
			234,484,093	1.3
				% of net
Shares		Company	Value	assets
INSURANCE
1,227,142	*	Berkshire Hathaway, Inc (Class B)	$237,734,220	1.4%
		Other	483,417,772	2.8
			721,151,992	4.2
MATERIALS
1,487,914		DowDuPont, Inc	94,095,681	0.6
		Other	475,979,379	2.7
			570,075,060	3.3
MEDIA
2,957,670		Comcast Corp (Class A)	92,841,261	0.5
956,926		Walt Disney Co	96,008,386	0.6
		Other	223,736,433	1.3
			412,586,080	2.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,014,446		AbbVie, Inc	97,944,761	0.6
457,873		Amgen, Inc	79,889,681	0.5
1,717,103		Johnson & Johnson	217,196,359	1.2
3,772,490		Pfizer, Inc	138,110,859	0.8
1,739,606		Schering-Plough Corp	102,410,605	0.6
		Other	694,184,925	4.0
			1,329,737,190	7.7
REAL ESTATE			635,925,269	3.7
RETAILING
255,934	*	Amazon.com, Inc	400,825,915	2.3
31,128	*	Booking Holdings, Inc	67,796,784	0.4
752,212		Home Depot, Inc	139,008,778	0.8
260,514	*	NetFlix, Inc	81,400,204	0.5
		Other	352,870,493	2.0
			1,041,902,174	6.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
3,000,396		Intel Corp	154,880,442	0.9
367,455		NVIDIA Corp	82,640,629	0.5
629,993		Texas Instruments, Inc	63,900,190	0.4
		Other	368,885,093	2.1
			670,306,354	3.9
SOFTWARE & SERVICES
314,078	*	Adobe Systems, Inc	69,599,685	0.4
189,619	*	Alphabet, Inc (Class A)	193,142,121	1.1
192,615	*	Alphabet, Inc (Class C)	195,953,018	1.1
1,505,697	*	Facebook, Inc	258,979,884	1.5
539,568		International Business Machines Corp	78,215,777	0.4
589,415		MasterCard, Inc (Class A)	105,075,012	0.6
4,777,005		Microsoft Corp	446,745,508	2.6
1,856,713		Oracle Corp	84,796,083	0.5
1,160,273		Visa, Inc (Class A)	147,215,438	0.8
		Other	911,997,054	5.3
			2,491,719,580	14.3
TECHNOLOGY HARDWARE & EQUIPMENT
3,232,631		Apple, Inc	534,224,599	3.1
3,151,763		Cisco Systems, Inc	139,591,583	0.8
		Other	274,239,020	1.6
			948,055,202	5.5

24	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Equity Index Fund  ■  April 30, 2018

			% of net
Shares	Company	Value	assets
TELECOMMUNICATION SERVICES
3,912,770	AT&T, Inc	$127,947,579	0.7%
2,619,747	Verizon Communications, Inc	129,284,515	0.8
	Other	40,017,563	0.2
		297,249,657	1.7
TRANSPORTATION
499,897	Union Pacific Corp	66,801,236	0.4
	Other	300,023,601	1.7
		366,824,837	2.1
UTILITIES		507,276,930	2.9
	TOTAL COMMON STOCKS (Cost $10,981,471,518)	17,271,052,911	99.5

RIGHTS / WARRANTS

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		2,700	0.0
	TOTAL RIGHTS / WARRANTS (Cost $364)	2,700	0.0

Principal	Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT		43,700,000	0.3
TREASURY DEBT		48,153,527	0.2
				% of net
Shares		Company	Value	assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
265,694,331	c	State Street Navigator Securities Lending Government Money Market Portfolio	$265,694,331	1.5%
			265,694,331	1.5
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $357,547,503)	357,547,858	2.0
		TOTAL PORTFOLIO (Cost $11,339,019,385)	17,628,603,469	101.5
		OTHER ASSETS & LIABILITIES, NET	(267,585,164)	(1.5)
		NET ASSETS	$17,361,018,305	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/18, the aggregate value of securities on loan is $256,167,659.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of April 30, 2018 were as follows (See Note 3):

	Number of				Unrealized
	long (short)				appreciation
Description	contracts	Expiration date	Notional amount	Value	(depreciation)
Russell 2000 E Mini Index	100	6/15/18	$7,822,074	$7,719,000	$(103,074)
S&P 500 E Mini Index	463	6/15/18	61,876,713	61,278,050	(598,663)
S&P Mid-Cap 400 E Mini Index	38	6/15/18	7,225,514	7,113,980	(111,534)
Total	601		$76,924,301	$76,111,030	$(813,271)

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2018 Semiannual Report	25

Summary portfolio of investments (unaudited)

Large-Cap Growth Index Fund  ■  April 30, 2018

			% of net
Shares	Company	Value	assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS		$41,898,510	0.7%
BANKS		15,466,658	0.3
CAPITAL GOODS
254,417	3M Co	49,456,121	0.9
244,186	Boeing Co	81,450,682	1.4
225,553	Caterpillar, Inc	32,560,831	0.6
192,278	Honeywell International, Inc	27,818,781	0.5
97,294	Lockheed Martin Corp	31,215,807	0.5
	Other	256,744,960	4.5
		479,247,182	8.4
COMMERCIAL & PROFESSIONAL SERVICES		56,324,070	1.0
CONSUMER DURABLES & APPAREL
569,463	Nike, Inc (Class B)	38,945,575	0.7
	Other	46,847,315	0.8
		85,792,890	1.5
CONSUMER SERVICES
350,426	McDonald’s Corp	58,675,329	1.0
600,639	Starbucks Corp	34,578,787	0.6
	Other	106,725,475	1.9
		199,979,591	3.5
DIVERSIFIED FINANCIALS		134,084,724	2.4
ENERGY		51,045,983	0.9
FOOD & STAPLES RETAILING		25,032,616	0.4
FOOD, BEVERAGE & TOBACCO
835,580	Altria Group, Inc	46,884,394	0.8
1,262,044	Coca-Cola Co	54,532,921	0.9
190,991	Costco Wholesale Corp	37,655,786	0.7
545,509	PepsiCo, Inc	55,063,678	1.0
	Other	75,512,330	1.3
		269,649,109	4.7
HEALTH CARE EQUIPMENT & SERVICES
115,584	Becton Dickinson & Co	26,800,462	0.5
149,311	Stryker Corp	25,296,270	0.4
420,427	UnitedHealth Group, Inc	99,388,943	1.7
	Other	175,627,650	3.1
		327,113,325	5.7
HOUSEHOLD & PERSONAL PRODUCTS		52,074,279	0.9
INSURANCE		64,260,312	1.1
MATERIALS
488,211	DowDuPont, Inc	30,874,463	0.6
192,140	Monsanto Co	24,088,592	0.4
	Other	143,739,251	2.5
		198,702,306	3.5
MEDIA
1,883,239	Comcast Corp (Class A)	59,114,872	1.1
450,798	Walt Disney Co	45,228,563	0.8
	Other	46,258,858	0.8
		150,602,293	2.7
				% of net
Shares		Company	Value	assets
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
698,573		AbbVie, Inc	$67,447,223	1.2%
87,471	*	Biogen Idec, Inc	23,932,066	0.5
327,393	*	Celgene Corp	28,515,930	0.5
427,608		Eli Lilly & Co	34,666,181	0.6
406,644		Gilead Sciences, Inc	29,371,896	0.5
		Other	206,021,542	3.6
			389,954,838	6.9
REAL ESTATE
184,160		American Tower Corp	25,112,057	0.4
		Other	107,900,012	1.9
			133,012,069	2.3
RETAILING
176,541	*	Amazon.com, Inc	276,486,156	4.9
21,486	*	Booking Holdings, Inc	46,796,508	0.8
517,403		Home Depot, Inc	95,616,075	1.7
364,779		Lowe’s Companies, Inc	30,068,733	0.5
179,990	*	NetFlix, Inc	56,239,675	1.0
		Other	105,025,223	1.8
			610,232,370	10.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
177,436		Broadcom, Inc	40,707,367	0.7
254,295		NVIDIA Corp	57,190,946	1.0
432,932		Texas Instruments, Inc	43,912,293	0.8
		Other	129,132,390	2.3
			270,942,996	4.8
SOFTWARE & SERVICES
271,989		Accenture plc	41,124,737	0.7
216,252	*	Adobe Systems, Inc	47,921,443	0.8
130,597	*	Alphabet, Inc (Class A)	133,023,492	2.3
132,659	*	Alphabet, Inc (Class C)	134,957,980	2.4
1,037,382	*	Facebook, Inc	178,429,704	3.1
255,574		International Business Machines Corp	37,048,007	0.7
406,685		MasterCard, Inc (Class A)	72,499,735	1.3
3,290,455		Microsoft Corp	307,723,352	5.4
496,755	*	PayPal Holdings, Inc	37,062,891	0.7
300,442	*	salesforce.com, Inc	36,350,478	0.6
798,478		Visa, Inc (Class A)	101,310,889	1.8
		Other	361,191,465	6.3
			1,488,644,173	26.1
TECHNOLOGY HARDWARE & EQUIPMENT
2,227,639		Apple, Inc	368,139,621	6.5
		Other	65,647,186	1.1
			433,786,807	7.6
TELECOMMUNICATION SERVICES
910,433		Verizon Communications, Inc	44,929,868	0.8
		Other	7,874,978	0.1
			52,804,846	0.9

26	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Growth Index Fund  ■  April 30, 2018

				% of net
Shares		Company	Value	assets
TRANSPORTATION
108,510		FedEx Corp	$26,823,672	0.5%
313,452		Union Pacific Corp	41,886,591	0.7
302,934		United Parcel Service, Inc (Class B)	34,383,009	0.6
		Other	60,571,695	1.1
			163,664,967	2.9
UTILITIES			793,042	0.0
		TOTAL COMMON STOCKS (Cost $3,706,769,560)	5,695,109,956	99.9

Principal		Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT			4,500,000	0.1

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
46,427,587	c	State Street Navigator Securities Lending Government Money Market Portfolio	46,427,587	0.8
			46,427,587	0.8
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $50,927,587)	50,927,587	0.9
		TOTAL PORTFOLIO (Cost $3,757,697,147)	5,746,037,543	100.8
		OTHER ASSETS & LIABILITIES, NET	(45,656,307)	(0.8)
		NET ASSETS	$5,700,381,236	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/18, the aggregate value of securities on loan is $44,895,891.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2018 Semiannual Report	27

Summary portfolio of investments (unaudited)

Large-Cap Value Index Fund  ■  April 30, 2018

			% of net
Shares	Company	Value	assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS
673,735	General Motors Co	$24,753,024	0.4%
	Other	36,581,628	0.6
		61,334,652	1.0
BANKS
4,909,241	Bank of America Corp	146,884,491	2.4
1,320,224	Citigroup, Inc	90,131,692	1.4
1,773,128	JPMorgan Chase & Co	192,880,864	3.1
243,774	PNC Financial Services Group, Inc	35,495,932	0.6
798,051	US Bancorp	40,261,673	0.6
2,272,031	Wells Fargo & Co	118,054,731	1.9
	Other	176,559,174	2.8
		800,268,557	12.8
CAPITAL GOODS
3,689,858	General Electric Co	51,916,302	0.8
383,572	United Technologies Corp	46,086,176	0.8
	Other	281,556,114	4.5
		379,558,592	6.1
COMMERCIAL & PROFESSIONAL SERVICES		29,330,415	0.5
CONSUMER DURABLES & APPAREL		67,909,596	1.1
CONSUMER SERVICES		48,737,339	0.8
DIVERSIFIED FINANCIALS
370,601	American Express Co	36,596,849	0.6
505,341	Bank of New York Mellon Corp	27,546,138	0.4
63,915	BlackRock, Inc	33,331,673	0.5
172,996	CME Group, Inc	27,278,009	0.4
180,754	Goldman Sachs Group, Inc	43,079,101	0.7
393,919	iShares Russell 1000 Value Index Fund	47,404,212	0.8
657,149	Morgan Stanley	33,922,031	0.5
	Other	185,615,557	3.0
		434,773,570	6.9
ENERGY
971,424	Chevron Corp	121,534,857	1.9
606,899	ConocoPhillips	39,751,884	0.6
267,829	EOG Resources, Inc	31,649,353	0.5
2,176,566	Exxon Mobil Corp	169,228,007	2.7
392,672	Occidental Petroleum Corp	30,337,839	0.5
714,624	Schlumberger Ltd	48,994,621	0.8
225,522	Valero Energy Corp	25,017,155	0.4
	Other	260,918,550	4.2
		727,432,266	11.6
FOOD & STAPLES RETAILING
523,195	CVS Health Corp	36,534,707	0.6
735,817	Walmart, Inc	65,090,372	1.0
	Other	34,926,580	0.6
		136,551,659	2.2
				% of net
Shares		Company	Value	assets
FOOD, BEVERAGE & TOBACCO
735,975		Mondelez International, Inc	$29,071,012	0.5%
725,958		Philip Morris International, Inc	59,528,556	0.9
		Other	127,402,228	2.0
			216,001,796	3.4
HEALTH CARE EQUIPMENT & SERVICES
866,115		Abbott Laboratories	50,347,265	0.8
131,296		Anthem, Inc	30,984,543	0.5
314,285		Danaher Corp	31,529,071	0.5
643,956		Medtronic plc	51,600,194	0.8
		Other	172,597,691	2.8
			337,058,764	5.4
HOUSEHOLD & PERSONAL PRODUCTS
1,229,883		Procter & Gamble Co	88,969,736	1.4
		Other	35,010,021	0.6
			123,979,757	2.0
INSURANCE
987,645	*	Berkshire Hathaway, Inc (Class B)	191,336,466	3.0
237,899		Chubb Ltd	32,275,757	0.5
		Other	255,754,941	4.1
			479,367,164	7.6
MATERIALS
627,493		DowDuPont, Inc	39,682,657	0.6
		Other	141,746,425	2.3
			181,429,082	2.9
MEDIA
396,654		Time Warner, Inc	37,602,799	0.6
		Other	105,228,570	1.7
			142,831,369	2.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
172,003		Allergan plc	26,428,261	0.4
263,269		Amgen, Inc	45,935,175	0.7
1,172,664		Johnson & Johnson	148,330,270	2.4
3,035,036		Pfizer, Inc	111,112,668	1.8
1,329,676		Schering-Plough Corp	78,278,026	1.2
		Other	105,114,322	1.7
			515,198,722	8.2
REAL ESTATE			288,668,278	4.6
RETAILING			93,846,332	1.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
2,419,590		Intel Corp	124,899,236	2.0
759,417		QUALCOMM, Inc	38,737,861	0.6
		Other	28,640,470	0.5
			192,277,567	3.1
SOFTWARE & SERVICES
1,373,233		Oracle Corp	62,715,551	1.0
		Other	101,396,013	1.6
			164,111,564	2.6

28	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Value Index Fund  ■  April 30, 2018

				% of net
Shares		Company	Value	assets
TECHNOLOGY HARDWARE & EQUIPMENT
2,547,218		Cisco Systems, Inc	$112,816,285	1.8%
		Other	95,076,469	1.5
			207,892,754	3.3
TELECOMMUNICATION SERVICES
3,161,576		AT&T, Inc	103,383,535	1.6
1,049,772		Verizon Communications, Inc	51,806,248	0.8
		Other	16,102,331	0.3
			171,292,114	2.7
TRANSPORTATION			86,758,212	1.4
UTILITIES
359,044		Duke Energy Corp	28,780,967	0.5
239,495		NextEra Energy, Inc	39,255,626	0.6
		Other	304,130,848	4.8
			372,167,441	5.9
		TOTAL COMMON STOCKS (Cost $5,178,343,996)	6,258,777,562	99.9

Principal		Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT			3,400,000	0.1

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
26,961,454	c	State Street Navigator Securities Lending Government Money Market Portfolio	26,961,454	0.4
			26,961,454	0.4
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $30,361,454)	30,361,454	0.5
		TOTAL PORTFOLIO (Cost $5,208,705,450)	6,289,139,016	100.4
		OTHER ASSETS & LIABILITIES, NET	(27,076,431)	(0.4)
		NET ASSETS	$6,262,062,585	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/18, the aggregate value of securities on loan is $25,687,018.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2018 Semiannual Report	29

Summary portfolio of investments (unaudited)

S&P 500 Index Fund  ■  April 30, 2018

				% of net
Shares		Company	Value	assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS			$28,044,428	0.6%
BANKS
1,981,908		Bank of America Corp	59,298,687	1.3
532,372		Citigroup, Inc	36,345,037	0.8
710,956		JPMorgan Chase & Co	77,337,794	1.6
909,329		Wells Fargo & Co	47,248,735	1.0
		Other	82,645,355	1.8
			302,875,608	6.5
CAPITAL GOODS
123,356		3M Co	23,979,173	0.5
114,620		Boeing Co	38,232,647	0.8
1,799,836		General Electric Co	25,323,693	0.6
155,793		Honeywell International, Inc	22,540,131	0.5
		Other	226,538,247	4.8
			336,613,891	7.2
COMMERCIAL & PROFESSIONAL SERVICES			24,664,585	0.5
CONSUMER DURABLES & APPAREL			56,869,782	1.2
CONSUMER SERVICES
165,391		McDonald’s Corp	27,693,069	0.6
		Other	61,444,898	1.3
			89,137,967	1.9
DIVERSIFIED FINANCIALS			184,447,842	3.9
ENERGY
395,745		Chevron Corp	49,511,657	1.1
877,670	d	Exxon Mobil Corp	68,238,843	1.4
		Other	173,885,116	3.7
			291,635,616	6.2
FOOD & STAPLES RETAILING
300,663		Walmart, Inc	26,596,649	0.6
		Other	37,237,011	0.8
			63,833,660	1.4
FOOD, BEVERAGE & TOBACCO
393,530		Altria Group, Inc	22,080,968	0.5
798,000		Coca-Cola Co	34,481,580	0.7
294,733		PepsiCo, Inc	29,750,349	0.6
322,042		Philip Morris International, Inc	26,407,444	0.6
		Other	92,632,698	2.0
			205,353,039	4.4
HEALTH CARE EQUIPMENT & SERVICES
361,875		Abbott Laboratories	21,035,794	0.4
281,159		Medtronic plc	22,529,271	0.5
200,464		UnitedHealth Group, Inc	47,389,689	1.0
		Other	183,354,979	3.9
			274,309,733	5.8
HOUSEHOLD & PERSONAL PRODUCTS
522,113		Procter & Gamble Co	37,769,654	0.8
		Other	33,327,455	0.7
			71,097,109	1.5
				% of net
Shares		Company	Value	assets
INSURANCE
398,662	*	Berkshire Hathaway, Inc (Class B)	$77,232,789	1.6%
		Other	121,333,969	2.6
			198,566,758	4.2
MATERIALS
484,728		DowDuPont, Inc	30,654,199	0.6
		Other	102,624,232	2.2
			133,278,431	2.8
MEDIA
960,113		Comcast Corp (Class A)	30,137,947	0.7
311,444		Walt Disney Co	31,247,177	0.7
		Other	53,499,442	1.1
			114,884,566	2.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
330,224		AbbVie, Inc	31,883,127	0.7
138,688		Amgen, Inc	24,198,282	0.5
555,686		Johnson & Johnson	70,288,722	1.5
1,232,803		Pfizer, Inc	45,132,918	0.9
558,482		Schering-Plough Corp	32,877,835	0.7
		Other	167,287,566	3.6
			371,668,450	7.9
REAL ESTATE			128,662,867	2.7
RETAILING
83,235	*	Amazon.com, Inc	130,356,831	2.8
10,114	*	Booking Holdings, Inc	22,028,292	0.5
241,883		Home Depot, Inc	44,699,978	0.9
89,934	*	NetFlix, Inc	28,100,778	0.6
		Other	90,747,026	1.9
			315,932,905	6.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
969,598		Intel Corp	50,050,649	1.1
125,369		NVIDIA Corp	28,195,488	0.6
203,934		Texas Instruments, Inc	20,685,025	0.4
		Other	87,429,531	1.9
			186,360,693	4.0
SOFTWARE & SERVICES
101,922	*	Adobe Systems, Inc	22,585,915	0.5
61,828	*	Alphabet, Inc (Class A)	62,976,764	1.3
63,043	*	Alphabet, Inc (Class C)	64,135,535	1.4
496,302	*	Facebook, Inc	85,363,944	1.8
177,593		International Business Machines Corp	25,743,881	0.6
191,235		MasterCard, Inc (Class A)	34,091,464	0.7
1,594,933		Microsoft Corp	149,158,134	3.2
625,934		Oracle Corp	28,586,406	0.6
373,376		Visa, Inc (Class A)	47,373,947	1.0
		Other	179,820,006	3.8
			699,835,996	14.9
TECHNOLOGY HARDWARE & EQUIPMENT
1,051,069		Apple, Inc	173,699,663	3.7
998,051		Cisco Systems, Inc	44,203,679	0.9
		Other	53,735,306	1.2
			271,638,648	5.8

30	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

S&P 500 Index Fund  ■   April 30, 2018

				% of net
Shares		Company	Value	assets
TELECOMMUNICATION SERVICES
1,271,822		AT&T, Inc	$41,588,580	0.9%
855,095		Verizon Communications, Inc	42,198,938	0.9
		Other	3,783,315	0.1
			87,570,833	1.9
TRANSPORTATION
163,558		Union Pacific Corp	21,856,256	0.5
		Other	79,191,132	1.7
			101,047,388	2.2
UTILITIES			135,918,157	2.9
		TOTAL COMMON STOCKS (Cost $2,909,402,783)	4,674,248,952	99.6

Principal		Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT			18,650,000	0.4

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
12,145,166	c	State Street Navigator Securities Lending Government Money Market Portfolio	12,145,166	0.3
			12,145,166	0.3
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $30,795,166)	30,795,166	0.7
		TOTAL PORTFOLIO (Cost $2,940,197,949)	4,705,044,118	100.3
		OTHER ASSETS & LIABILITIES, NET	(12,090,972)	(0.3)
		NET ASSETS	$4,692,953,146	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/18, the aggregate value of securities on loan is $11,719,742.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of April 30, 2018 were as follows (See Note 3):

	Number of				Unrealized
	long (short)				appreciation
Description	contracts	Expiration date	Notional amount	Value	(depreciation)
S&P 500 E Mini Index	147	6/15/18	$19,602,286	$19,455,450	$(146,836)

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2018 Semiannual Report	31

Summary portfolio of investments (unaudited)

Small-Cap Blend Index Fund  ■  April 30, 2018

				% of net
Shares		Company	Value	assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS			$27,339,108	1.1%
BANKS
99,223		Hancock Holding Co	4,847,044	0.2
251,342		Sterling Bancorp/DE	5,969,373	0.3
58,585	*	Texas Capital Bancshares, Inc	5,779,410	0.2
257,890		Umpqua Holdings Corp	6,075,888	0.3
64,593		Wintrust Financial Corp	5,777,844	0.2
		Other	284,551,037	11.3
			313,000,596	12.5
CAPITAL GOODS
52,060		Curtiss-Wright Corp	6,665,762	0.3
69,849		EMCOR Group, Inc	5,140,188	0.2
		Other	221,209,288	8.8
			233,015,238	9.3
COMMERCIAL & PROFESSIONAL SERVICES
59,295	*	On Assignment, Inc	4,780,956	0.2
		Other	89,430,692	3.5
			94,211,648	3.7
CONSUMER DURABLES & APPAREL			65,149,655	2.6
CONSUMER SERVICES
55,809	*	Grand Canyon Education, Inc	5,803,578	0.3
78,879		Texas Roadhouse, Inc (Class A)	5,054,566	0.2
		Other	96,140,342	3.8
			106,998,486	4.3
DIVERSIFIED FINANCIALS
54,248		FirstCash, Inc	4,703,302	0.2
		Other	71,541,330	2.8
			76,244,632	3.0
ENERGY			103,758,484	4.1
FOOD & STAPLES RETAILING			13,724,989	0.5
FOOD, BEVERAGE & TOBACCO			34,267,672	1.4
HEALTH CARE EQUIPMENT & SERVICES
43,060		Cantel Medical Corp	4,825,734	0.2
18,536		Chemed Corp	5,713,166	0.2
115,691		Encompass Health Corp	7,036,327	0.3
63,273	*	Haemonetics Corp	4,937,825	0.2
68,322	*	Insulet Corp	5,875,692	0.2
75,453	*	Integra LifeSciences Holdings Corp	4,650,168	0.2
57,125	*	LivaNova plc	5,071,557	0.2
52,865	*	Masimo Corp	4,743,576	0.2
66,280	*	Medidata Solutions, Inc	4,729,741	0.2
		Other	131,290,474	5.2
			178,874,260	7.1
HOUSEHOLD & PERSONAL PRODUCTS			10,697,292	0.4
INSURANCE
52,473		Primerica, Inc	5,076,763	0.2
		Other	54,503,973	2.2
			59,580,736	2.4
				% of net
Shares		Company	Value	assets
MATERIALS
171,129		Louisiana-Pacific Corp	$4,848,085	0.2%
		Other	102,865,399	4.1
			107,713,484	4.3
MEDIA			30,911,592	1.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
33,386	*	Avexis, Inc	7,099,867	0.3
57,964	*	Bluebird Bio, Inc	9,862,575	0.4
158,083	*	Catalent, Inc	6,498,792	0.2
139,853	*	Exact Sciences Corp	6,994,048	0.3
177,915	*	Nektar Therapeutics	14,884,369	0.6
57,788	*	PRA Health Sciences, Inc	4,748,440	0.2
49,961	*	Sage Therapeutics, Inc	7,190,387	0.3
72,443	*	Sarepta Therapeutics, Inc	5,531,747	0.2
		Other	171,675,431	6.8
			234,485,656	9.3
REAL ESTATE			160,842,404	6.4
RETAILING			74,445,753	3.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
167,590		Entegris, Inc	5,396,398	0.2
63,609		MKS Instruments, Inc	6,513,561	0.3
47,210		Monolithic Power Systems, Inc	5,528,291	0.2
		Other	54,456,572	2.2
			71,894,822	2.9
SOFTWARE & SERVICES
86,128	*	Aspen Technology, Inc	7,557,732	0.3
56,268		Blackbaud, Inc	5,905,889	0.2
58,818	*	EPAM Systems, Inc	6,725,838	0.3
35,184	*	Fair Isaac Corp	6,093,165	0.2
101,749	*,e	GrubHub, Inc	10,290,894	0.4
75,966		MAXIMUS, Inc	5,137,581	0.2
130,373	*	Nutanix, Inc	6,595,570	0.3
58,226	*,e	Paycom Software, Inc	6,649,991	0.3
51,541	*	Proofpoint, Inc	6,078,746	0.2
77,235	*	RingCentral, Inc	5,178,607	0.2
118,236	*	Zendesk, Inc	5,764,005	0.2
		Other	169,733,954	6.8
			241,711,972	9.6
TECHNOLOGY HARDWARE & EQUIPMENT
28,453		Littelfuse, Inc	5,318,435	0.2
		Other	110,448,447	4.4
			115,766,882	4.6
TELECOMMUNICATION SERVICES			15,607,252	0.6
TRANSPORTATION
148,142		Knight-Swift Transportation Holdings, Inc	5,779,019	0.2
		Other	34,572,340	1.4
			40,351,359	1.6

32	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Small-Cap Blend Index Fund  ■  April 30, 2018

				% of net
Shares		Company	Value	assets
UTILITIES
59,747		Idacorp, Inc	$5,556,471	0.2%
60,657		WGL Holdings, Inc	5,161,911	0.2
		Other	71,997,255	2.9
			82,715,637	3.3
		TOTAL COMMON STOCKS (Cost $1,760,294,369)	2,493,309,609	99.2
RIGHTS / WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			11,559	0.0

		TOTAL RIGHTS / WARRANTS (Cost $997)	11,559	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
$17,800,000		Federal Home Loan Bank (FHLB)
		1.580%, 05/01/18	17,800,000	0.7
			17,800,000	0.7

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
241,541,341	c	State Street Navigator Securities Lending
		Government Money Market Portfolio	241,541,341	9.6
			241,541,341	9.6
		TOTAL SHORT-TERM INVESTMENTS (Cost $259,341,341)	259,341,341	10.3

		TOTAL PORTFOLIO (Cost $2,019,636,707)	2,752,662,509	109.5
		OTHER ASSETS & LIABILITIES, NET	(239,923,932)	(9.5)
		NET ASSETS	$2,512,738,577	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $232,262,501.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of April 30, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	227	6/15/18	$17,883,832	$17,522,130	$(361,702)

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2018 Semiannual Report	33

Summary portfolio of investments (unaudited)

Emerging Markets Equity Index Fund  ■  April 30, 2018

				% of net
Shares		Company	Value	assets
COMMON STOCKS
BRAZIL
2,325,351		AMBEV S.A.	$15,485,967	0.6%
1,647,842	*	Banco Bradesco S.A. (Preference)	16,261,103	0.6
1,589,086		Banco Itau Holding Financeira S.A.	23,138,638	0.8
1,533,572	*	Petroleo Brasileiro S.A.	10,782,107	0.4
2,003,746	*	Petroleo Brasileiro S.A. (Preference)	13,138,287	0.5
1,555,905		Vale S.A.	21,616,207	0.8
		Other	91,659,315	3.4
			192,081,624	7.1
CHILE			32,574,885	1.2
CHINA
564,902	*	Alibaba Group Holding Ltd (ADR)	100,857,603	3.7
135,245	*	Baidu, Inc (ADR)	33,932,970	1.3
39,898,000		Bank of China Ltd	21,657,874	0.8
41,474,350		China Construction Bank	43,450,956	1.6
3,812,000		China Life Insurance Co Ltd	10,810,671	0.4
1,980,500		China Merchants Bank Co Ltd	8,635,769	0.3
3,064,500		China Mobile Hong Kong Ltd	29,193,927	1.1
9,126,000		CNOOC Ltd	15,438,572	0.6
36,635,000		Industrial & Commercial Bank of China	32,161,172	1.2
324,832	*	JD.com, Inc (ADR)	11,859,616	0.4
39,083		Netease.com (ADR)	10,047,067	0.4
2,573,500		Ping An Insurance Group Co of China Ltd	25,146,697	0.9
2,794,500		Tencent Holdings Ltd	137,385,676	5.1
191,434		Yum China Holdings, Inc	8,185,718	0.3
		Other	290,622,678	10.7
			779,386,966	28.8
COLOMBIA			12,526,102	0.5
CZECH REPUBLIC			4,810,558	0.2
EGYPT			3,610,056	0.1
GREECE			9,510,160	0.4
HONG KONG			18,033,042	0.7
HUNGARY			8,714,500	0.3
INDIA
732,077		Housing Development Finance Corp	20,616,449	0.8
850,816		Infosys Technologies Ltd	15,248,578	0.6
1,387,114		Reliance Industries Ltd	19,934,670	0.7
225,780		Tata Consultancy Services Ltd	11,918,167	0.4
		Other	157,047,319	5.8
			224,765,183	8.3
INDONESIA			52,160,049	1.9
Shares		Company	Value	% of net assets
KOREA, REPUBLIC OF
39,899	*,e	Celltrion, Inc	$10,009,343	0.4%
285,965		Hynix Semiconductor, Inc	22,489,426	0.8
74,577		Hyundai Motor Co	11,122,994	0.4
191,735		KB Financial Group, Inc	10,893,437	0.4
13,682		Naver Corp	9,123,737	0.3
36,733		POSCO	12,656,747	0.5
47,411	m	Samsung Electronics Co Ltd	117,513,218	4.4
8,482	m	Samsung Electronics Co Ltd (Preference)	16,865,554	0.6
205,939		Shinhan Financial Group Co Ltd	9,169,776	0.3
		Other	196,071,900	7.3
			415,916,132	15.4
MALAYSIA
1,473,440		Public Bank BHD	8,915,739	0.3
		Other	58,214,448	2.2
			67,130,187	2.5
MEXICO
16,285,970		America Movil S.A. de C.V. (Series L)	15,073,756	0.6
972,137		Fomento Economico Mexicano S.A. de C.V.	9,396,988	0.3
		Other	56,091,896	2.1
			80,562,640	3.0
PAKISTAN			2,272,516	0.1
PERU			11,307,885	0.4
PHILIPPINES			26,140,361	1.0
POLAND			32,809,497	1.2
QATAR			15,571,755	0.6
ROMANIA			1,944,385	0.1
RUSSIA
2,754,785		Gazprom OAO (ADR)	12,711,928	0.5
217,661		LUKOIL PJSC (ADR)	14,508,349	0.5
1,277,381		Sberbank of Russian Federation (ADR)	18,887,678	0.7
133,918		Tatneft PAO (ADR)	8,601,502	0.3
		Other	34,259,150	1.3
			88,968,607	3.3
SOUTH AFRICA
1,665,017		FirstRand Ltd	8,917,043	0.3
214,581		Naspers Ltd (N Shares)	52,276,124	1.9
269,311		Sasol Ltd	9,627,157	0.4
632,556	e	Standard Bank Group Ltd	10,848,706	0.4
		Other	95,119,266	3.5
			176,788,296	6.5
TAIWAN
7,718,141		Hon Hai Precision Industry Co, Ltd	21,467,096	0.8
748,961		MediaTek, Inc	8,518,386	0.3
12,060,000		Taiwan Semiconductor Manufacturing Co Ltd	91,865,095	3.4
		Other	176,077,327	6.5
			297,927,904	11.0
THAILAND
5,504,000		PTT PCL (Foreign)	9,766,286	0.4
		Other	54,807,284	2.0
			64,573,570	2.4

34	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Emerging Markets Equity Index Fund  ■  April 30, 2018

			% of net
Shares	Company	Value	assets
TURKEY		$23,690,682	0.9%
UNITED ARAB EMIRATES		16,079,629	0.6
UNITED STATES
665,250	Vanguard Emerging Markets ETF	30,388,620	1.1
	Other	11,213,537	0.4
		41,602,157	1.5
	TOTAL COMMON STOCKS (Cost $2,162,087,695)	2,701,459,328	100.0
PREFERRED STOCKS
INDIA		157,556	0.0
PHILIPPINES		595	0.0
	TOTAL PREFERRED STOCKS (Cost $125,789)	158,151	0.0
RIGHTS / WARRANTS
INDIA		452,881	0.0
	TOTAL RIGHTS / WARRANTS (Cost $711,957)	452,881	0.0

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		1,250,000	0.0
				% of net
Shares		Company	Value	assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
52,321,973	c	State Street Navigator Securities Lending Government Money Market Portfolio	$52,321,973	1.9%
			52,321,973	1.9

		TOTAL SHORT-TERM INVESTMENTS (Cost $53,571,973)	53,571,973	1.9

		TOTAL PORTFOLIO (Cost $2,216,497,414)	2,755,642,333	101.9
		OTHER ASSETS & LIABILITIES, NET	(52,322,505)	(1.9)
		NET ASSETS	$2,703,319,828	100.0%

Abbreviation(s):

ADR American Depositary Receipt

ETF Exchange Traded Fund

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $48,719,021.
m	Indicates a security that has been deemed illiquid.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/18, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $17,084,290 or 0.6% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

Emerging Markets Equity Index Fund  ■  April 30, 2018

		% of net
Sector	Value	assets

INFORMATION TECHNOLOGY	$724,612,838	26.8%
FINANCIALS	671,896,513	24.9
CONSUMER DISCRETIONARY	251,577,063	9.3
ENERGY	200,694,965	7.4
MATERIALS	192,613,516	7.1
CONSUMER STAPLES	176,060,615	6.5
INDUSTRIALS	142,335,390	5.3
TELECOMMUNICATION SERVICES	124,217,519	4.6
REAL ESTATE	76,102,017	2.8
HEALTH CARE	72,441,006	2.7
UTILITIES	69,518,918	2.6
SHORT-TERM INVESTMENTS	53,571,973	1.9
OTHER ASSETS & LIABILITIES, NET	(52,322,505)	(1.9)
NET ASSETS	$2,703,319,828	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2018 Semiannual Report	35

Summary portfolio of investments (unaudited)

International Equity Index Fund  ■  April 30, 2018

				% of net
Shares		Company	Value	assets
COMMON STOCKS
AUSTRALIA
2,385,766		Australia & New Zealand Banking Group Ltd	$47,959,110	0.4%
2,620,627		BHP Billiton Ltd	61,137,256	0.5
1,426,804		Commonwealth Bank of Australia	76,825,442	0.6
2,190,023		National Australia Bank Ltd	47,608,987	0.4
2,761,943		Westpac Banking Corp	59,327,756	0.5
		Other	522,804,434	4.2
			815,662,985	6.6
AUSTRIA			31,323,149	0.3
BELGIUM
623,430	e	Anheuser-Busch InBev S.A.	61,927,512	0.5
		Other	68,425,169	0.6
			130,352,681	1.1
CHILE			4,517,621	0.0
CHINA			4,797,502	0.0
DENMARK
1,523,471		Novo Nordisk AS	71,645,663	0.6
		Other	135,278,900	1.1
			206,924,563	1.7
FINLAND			125,948,665	1.0
FRANCE
473,767		Airbus SE	55,612,232	0.4
920,792		BNP Paribas	71,084,459	0.6
205,928	e	L’Oreal S.A.	49,585,327	0.4
228,015		LVMH Moet Hennessy Louis Vuitton S.A.	79,351,912	0.6
933,321		e Sanofi-Aventis	73,790,469	0.6
1,966,017		Total S.A.	123,567,484	1.0
		Other	874,549,745	7.1
			1,327,541,628	10.7
GERMANY
365,164		Allianz AG.	86,369,979	0.7
751,380		BASF SE	78,176,134	0.6
675,551		Bayer AG.	80,741,554	0.7
788,088		Daimler AG. (Registered)	61,957,941	0.5
2,721,382		Deutsche Telekom AG.	47,634,019	0.4
803,821		SAP AG.	89,309,001	0.7
623,966		Siemens AG.	79,240,466	0.6
		Other	658,422,517	5.3
			1,181,851,611	9.5
HONG KONG
9,882,000		AIA Group Ltd	88,317,384	0.7
		Other	333,511,975	2.7
			421,829,359	3.4
IRELAND			68,986,321	0.6
ISRAEL			54,886,736	0.4
ITALY			275,365,432	2.2
				% of net
Shares		Company	Value	assets
JAPAN
1,407,800		Honda Motor Co Ltd	$48,408,520	0.4%
79,800		Keyence Corp	48,660,384	0.4
9,755,780		Mitsubishi UFJ Financial Group, Inc	65,376,818	0.5
674,000		Softbank Corp	51,499,454	0.4
1,035,100		Sony Corp	48,345,482	0.4
2,132,300		Toyota Motor Corp	139,819,909	1.1
		Other	2,573,140,248	20.8
			2,975,250,815	24.0
JERSEY, C.I.			6,265,163	0.0
LUXEMBOURG			41,951,721	0.3
MACAU			19,102,959	0.2
MEXICO			3,351,292	0.0
NETHERLANDS
316,812	e	ASML Holding NV	60,315,847	0.5
3,181,207	e	ING Groep NV	53,604,961	0.4
3,709,147		Royal Dutch Shell plc (A Shares)	129,045,645	1.0
3,056,045		Royal Dutch Shell plc (B Shares)	109,097,228	0.9
		Other	230,063,663	1.9
			582,127,344	4.7
NEW ZEALAND			20,303,737	0.2
NORWAY			84,331,553	0.7
PORTUGAL			18,613,503	0.1
SINGAPORE			167,375,730	1.3
SOUTH AFRICA			15,279,695	0.1
SPAIN
13,210,478	e	Banco Santander S.A.	85,351,861	0.7
		Other	305,537,607	2.5
			390,889,468	3.2
SWEDEN			307,105,132	2.5
SWITZERLAND
9,966,087		Glencore Xstrata plc	48,006,581	0.4
2,544,625		Nestle S.A.	197,132,294	1.6
1,818,238		Novartis AG.	139,957,584	1.1
574,236		Roche Holding AG.	127,587,979	1.1
2,990,649		UBS AG.	50,197,717	0.4
		Other	435,575,374	3.5
			998,457,529	8.1
UNITED KINGDOM
1,031,891		AstraZeneca plc	72,234,748	0.6
16,139,400		BP plc	119,882,785	1.0
1,872,127		British American Tobacco plc	102,681,445	0.8
2,030,731		Diageo plc	72,445,610	0.6
4,008,541		GlaxoSmithKline plc	80,399,939	0.6
16,336,952		HSBC Holdings plc	162,650,323	1.3
58,684,545		Lloyds TSB Group plc	52,050,071	0.4
2,104,252		Prudential plc	54,108,786	0.4
992,349		Rio Tinto plc	54,088,867	0.4
1,329,949		Unilever NV	76,244,069	0.6
1,011,166		Unilever plc	56,718,352	0.5
21,699,600		Vodafone Group plc	63,323,996	0.5
		Other	960,992,121	7.8
			1,927,821,112	15.5

36	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

International Equity Index Fund  ■  April 30, 2018

				% of net
Shares		Company	Value	assets
UNITED STATES			$20,774,187	0.2%

		TOTAL COMMON STOCKS (Cost $10,110,506,722)	12,228,989,193	98.6

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			34,350,000	0.3
TREASURY DEBT			54,182,126	0.4

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
602,052,569	c	State Street Navigator Securities Lending Government Money Market Portfolio	602,052,569	4.9
			602,052,569	4.9

		TOTAL SHORT-TERM INVESTMENTS (Cost $690,584,062)	690,584,695	5.6

		TOTAL PORTFOLIO (Cost $10,801,090,784)	12,919,573,888	104.2
		OTHER ASSETS & LIABILITIES, NET	(518,222,808)	(4.2)
		NET ASSETS	$12,401,351,080	100.0%

c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $572,068,793.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/18, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $86,917,362 or 0.7% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of April 30, 2018 were as follows (See Note 3):

	Number of				Unrealized
	long (short)				appreciation
Description	contracts	Expiration date	Notional amount	Value	(depreciation)
Mini MSCI EAFE Index	856	6/15/18	$ 87,090,746	$ 86,734,200	$ (356,546)

Summary of market values by sector (unaudited)

International Equity Index Fund  ■  April 30, 2018

Sector	Value	% of net assets
FINANCIALS	$2,575,121,112	20.7%
INDUSTRIALS	1,734,486,357	14.0
CONSUMER DISCRETIONARY	1,577,121,849	12.7
CONSUMER STAPLES	1,328,418,642	10.7
HEALTH CARE	1,224,184,756	9.9
MATERIALS	982,978,828	7.9
INFORMATION TECHNOLOGY	791,990,987	6.4
ENERGY	703,216,311	5.7
TELECOMMUNICATION SERVICES	473,636,585	3.8
REAL ESTATE	433,515,818	3.5
UTILITIES	404,317,948	3.3
SHORT-TERM INVESTMENTS	690,584,695	5.6
OTHER ASSETS & LIABILITIES, NET	(518,222,808)	(4.2)
NET ASSETS	$12,401,351,080	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2018 Semiannual Report	37

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds  ■  April 30, 2018

	Equity Index Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	S&P 500 Index Fund	Small-Cap Blend Index Fund	Emerging Markets Equity Index Fund	International Equity Index Fund
ASSETS
Portfolio investments, at value*†	$17,628,603,469	$5,746,037,543	$6,289,139,016	$4,705,044,118	$2,752,662,509	$2,755,642,333	$12,919,573,888
Cash#	74,546	43,749	46,855	28,347	711,538	111,995	3,559,624
Cash – foreign^	—	—	—	—	—	634,742	4,917,885
Receivable from securities transactions	61,697	—	—	—	115,266	892,308	2,987,733
Receivable for delayed delivery securities	—	—	—	—	—	1,980,298	12,378,395
Receivable from Fund shares sold	6,646,294	7,835,226	2,879,779	2,227,658	1,643,100	1,795,712	7,250,434
Dividends and interest receivable	13,672,164	3,191,464	6,842,034	4,048,835	1,130,373	2,286,757	69,762,806
Other	579,310	170,490	209,685	200,933	129,555	61,397	422,764
Total assets	17,649,637,480	5,757,278,472	6,299,117,369	4,711,549,891	2,756,392,341	2,763,405,542	13,020,853,529

LIABILITIES
Management fees payable	95,699	31,260	34,584	25,861	13,878	51,441	67,995
Service agreement fees payable	21,875	32,977	33,690	52,629	46,076	11,747	47,730
Distribution fees payable	211,514	—	—	—	—	8,065	35,338
Due to affiliates	9,765	5,086	8,904	5,508	4,138	4,139	9,658
Payable for collateral for securities loaned	265,694,331	46,427,587	26,961,454	12,145,166	241,541,341	52,321,973	602,052,569
Payable for securities transactions	—	7,652,370	5,767,505	—	561,928	2,249,749	4,711,495
Payable for delayed delivery securities	—	—	—	—	—	—	5,646,657
Payable for Fund shares redeemed	20,861,733	2,457,092	3,911,084	5,887,665	1,109,810	2,583,115	5,699,831
Payable for variation margin on futures contracts	888,239	—	—	183,408	174,550	—	360,145
Payable for trustee compensation	611,101	181,285	222,473	210,093	134,259	66,280	445,796
Accrued expenses and other payables	224,918	109,579	115,090	86,415	67,784	2,789,205	425,235
Total liabilities	288,619,175	56,897,236	37,054,784	18,596,745	243,653,764	60,085,714	619,502,449
NET ASSETS	$17,361,018,305	$5,700,381,236	$6,262,062,585	$4,692,953,146	$2,512,738,577	$2,703,319,828	$12,401,351,080

NET ASSETS CONSIST OF:
Paid-in-capital	$11,039,383,180	$3,687,269,694	$5,228,017,062	$2,956,866,922	$1,780,663,802	$2,235,751,008	$10,328,663,316
Undistributed net investment income (loss)	91,710,331	21,534,298	44,909,594	26,682,089	6,609,627	7,436,298	87,781,834
Accumulated net realized gain (loss) on total investments	(58,846,019)	3,236,848	(91,297,637)	(55,295,198)	(7,198,952)	(76,423,339)	(131,950,496)
Net unrealized appreciation (depreciation) on total investments	6,288,770,813	1,988,340,396	1,080,433,566	1,764,699,333	732,664,100	536,555,861	2,116,856,426
NET ASSETS	$17,361,018,305	$5,700,381,236	$6,262,062,585	$4,692,953,146	$2,512,738,577	$2,703,319,828	$12,401,351,080

INSTITUTIONAL CLASS:
Net assets	$15,738,335,566	$4,969,530,374	$5,324,178,539	$3,473,627,142	$1,856,124,906	$2,333,675,103	$10,993,313,613
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	803,096,608	169,387,877	278,762,236	117,803,905	86,498,552	192,971,227	540,760,987
Net asset value per share	$19.60	$29.34	$19.10	$29.49	$21.46	$12.09	$20.33

ADVISOR CLASS:
Net assets	$3,701,254	$27,066,132	$8,519,401	$31,400,555	$13,400,592	$8,722,420	$28,704,362
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	188,806	923,261	446,599	1,065,930	624,887	721,566	1,412,974
Net asset value per share	$19.60	$29.32	$19.08	$29.46	$21.44	$12.09	$20.31

PREMIER CLASS:
Net assets	$107,596,622	$—	$—	$—	$—	$32,066,886	$283,174,373
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	5,505,110	—	—	—	—	2,658,506	13,963,277
Net asset value per share	$19.54	$—	$—	$—	$—	$12.06	$20.28

RETIREMENT CLASS:
Net assets	$566,330,411	$703,784,730	$929,364,645	$1,187,925,449	$643,213,079	$311,415,485	$1,096,158,732
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	28,483,199	23,828,647	47,880,455	40,549,414	29,861,938	25,859,029	52,772,044
Net asset value per share	$19.88	$29.54	$19.41	$29.30	$21.54	$12.04	$20.77

RETAIL CLASS:
Net assets	$945,054,452	$—	$—	$—	$—	$17,439,934	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	47,379,778	—	—	—	—	1,446,737	—
Net asset value per share	$19.95	$—	$—	$—	$—	$12.05	$—

* Includes securities loaned of	$256,167,659	$44,895,891	$25,687,018	$11,719,742	$232,262,501	$48,719,021	$572,068,793
† Portfolio investments, cost	$11,339,019,385	$3,757,697,147	$5,208,705,450	$2,940,197,949	$2,019,636,707	$2,216,497,414	$10,801,090,784
# Includes cash collateral for open futures contracts of	$—	$—	$—	$—	$724,500	$—	$3,757,500
^ Foreign cash, cost	$—	$—	$—	$—	$—	$634,352	$4,933,779

38	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2018 Semiannual Report	39

Statements of operations (unaudited)

TIAA-CREF Funds  ■  For the period ended April 30, 2018

	Equity Index Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	S&P 500 Index Fund	Small-Cap Blend Index Fund	Emerging Markets Equity Index Fund	International Equity Index Fund

INVESTMENT INCOME
Dividends*	$152,230,543	$38,159,654	$78,433,158	$45,796,881	$15,469,909	$20,456,689	$176,235,427
Income from securities lending	1,945,801	277,425	92,781	63,706	2,651,822	336,718	2,085,453
Interest	496,059	28,822	22,718	159,679	118,916	24,280	410,879
Total income	154,672,403	38,465,901	78,548,657	46,020,266	18,240,647	20,817,687	178,731,759

EXPENSES
Management fees	3,355,096	1,133,828	1,292,333	951,469	488,917	1,817,837	2,401,454
Shareholder servicing – Institutional Class	19,420	8,972	8,186	2,555	6,531	2,616	20,416
Shareholder servicing – Advisor Class	5,493	17,269	2,671	26,035	24,173	1,783	20,577
Shareholder servicing – Premier Class	97	—	—	—	—	26	205
Shareholder servicing – Retirement Class	708,621	878,298	1,217,716	1,506,128	779,633	380,110	1,332,912
Shareholder servicing – Retail Class	139,033	—	—	—	—	8,663	—
Distribution fees – Premier Class	87,252	—	—	—	—	28,172	235,160
Distribution fees – Retail Class	1,223,973	—	—	—	—	21,130	—
Administrative service fees	298,103	122,383	136,031	111,096	77,837	102,167	223,216
Custody and accounting fees	85,689	33,827	40,775	28,914	24,885	468,630	292,116
Trustee fees and expenses	73,968	25,298	28,189	21,086	10,631	11,573	53,823
Other expenses	393,312	246,376	298,440	225,063	140,887	189,691	457,662
Total expenses	6,390,057	2,466,251	3,024,341	2,872,346	1,553,494	3,032,398	5,037,541
Less: Fee waiver by investment adviser and TPIS	—	(2,252)	(563)	(4,638)	(19,613)	(483)	(2,764)
Net expenses	6,390,057	2,463,999	3,023,778	2,867,708	1,533,881	3,031,915	5,034,777
Net investment income (loss)	148,282,346	36,001,902	75,524,879	43,152,558	16,706,766	17,785,772	173,696,982

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments‡	25,759,610	28,302,005	21,868,125	15,357,155	10,071,558	(10,427,757)	(14,324,822)
Futures contracts	2,924,865	—	—	418,988	273,234	—	6,047,949
Foreign currency transactions	—	—	—	—	—	(100,301)	253,639
Net realized gain (loss) on total investments	28,684,475	28,302,005	21,868,125	15,776,143	10,344,792	(10,528,058)	(8,023,234)
Change in unrealized appreciation (depreciation) on:
Portfolio investments**	407,543,028	239,207,525	27,521,312	112,603,376	51,788,792	88,528,467	167,491,914
Futures contracts	(878,912)	—	—	(233,828)	(361,001)	—	(466,236)
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	—	—	—	—	(15,673)	(1,160,317)
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	406,664,116	239,207,525	27,521,312	112,369,548	51,427,791	88,512,794	165,865,361
Net realized and unrealized gain (loss) on total investments	435,348,591	267,509,530	49,389,437	128,145,691	61,772,583	77,984,736	157,842,127
Net increase (decrease) in net assets from operations	$583,630,937	$303,511,432	$124,914,316	$171,298,249	$78,479,349	$95,770,508	$331,539,109
* Net of foreign withholding taxes of	$6,371	$765	$3,098	$—	$2,131	$2,424,022	$17,371,043
‡ Includes net realized gain (loss) from securities sold to affiliates of	$(98,786)	$841,259	$928,286	$78,567	$(12,679)	$(170,011)	$—
** Includes net change in unrealized foreign capital gains taxes of	$—	$—	$—	$—	$—	$657,721	$—

40	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2018 Semiannual Report	41

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Equity Index Fund		Large-Cap Growth Index Fund		Large-Cap Value Index Fund		S&P 500 Index Fund		Small-Cap Blend Index Fund		Emerging Markets Equity Index Fund
		April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017
		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$148,282,346	$262,395,228	$36,001,902	$63,664,265	$75,524,879	$147,243,514	$43,152,558	$79,139,244	$16,706,766	$30,406,671	$17,785,772	$42,443,945
Net realized gain (loss) on total investments		28,684,475	77,947,752	28,302,005	38,734,584	21,868,125	115,295,440	15,776,143	84,247	10,344,792	102,811,473	(10,528,058)	399,653
Net change in unrealized appreciation (depreciation) on total investments		406,664,116	2,498,452,107	239,207,525	1,051,249,907	27,521,312	668,900,981	112,369,548	763,484,963	51,427,791	378,794,108	88,512,794	449,870,446
Net increase (decrease) in net assets from operations		583,630,937	2,838,795,087	303,511,432	1,153,648,756	124,914,316	931,439,935	171,298,249	842,708,454	78,479,349	512,012,252	95,770,508	492,714,044

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(247,581,975)	(205,509,687)	(58,921,725)	(42,391,726)	(131,838,087)	(98,648,534)	(61,893,727)	(53,066,810)	(25,129,629)	(24,416,875)	(42,286,152)	(27,179,138)
	Advisor Class	(61,965)	(7,821)	(137,612)	(53,809)	(56,787)	(4,186)	(445,536)	(9,024)	(67,801)	(2,295)	(20,783)	(3,425)
	Premier Class	(1,840,466)	(1,414,691)	—	—	—	—	—	—	—	—	(711,937)	(294,852)
	Retirement Class	(7,965,924)	(7,735,619)	(6,728,440)	(4,486,701)	(20,596,817)	(14,286,394)	(18,971,580)	(15,020,296)	(7,261,710)	(6,337,158)	(5,066,259)	(2,291,496)
	Retail Class	(13,542,490)	(13,242,540)	—	—	—	—	—	—	—	—	(249,044)	(137,213)
From realized gains:	Institutional Class	(75,144,784)	(49,435,514)	(32,864,087)	—	(109,732,495)	(47,307,089)	(12,213,355)	(12,088,671)	(76,430,627)	(37,350,848)	—	—
	Advisor Class	(20,439)	(1,888)	(84,032)	—	(49,267)	(2,026)	(91,901)	(2,085)	(220,460)	(3,534)	—	—
	Premier Class	(603,137)	(363,393)	—	—	—	—	—	—	—	—	—	—
	Retirement Class	(2,813,396)	(2,104,736)	(4,569,317)	—	(19,047,889)	(7,541,570)	(4,258,910)	(3,850,229)	(26,178,904)	(11,244,413)	—	—
	Retail Class	(4,875,091)	(3,709,399)	—	—	—	—	—	—	—	—	—	—
Total distributions		(354,449,667)	(283,525,288)	(103,305,213)	(46,932,236)	(281,321,342)	(167,789,799)	(97,875,009)	(84,037,115)	(135,289,131)	(79,355,123)	(48,334,175)	(29,906,124)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	2,057,570,597	3,180,702,475	579,181,520	1,384,113,558	502,280,588	1,931,455,512	240,113,473	713,461,568	164,670,096	322,531,302	369,119,320	587,169,287
	Advisor Class	8,248,972	8,158,103	17,469,025	15,777,925	7,758,397	2,810,906	13,998,135	29,155,315	9,702,204	5,004,892	7,974,859	824,179
	Premier Class	11,502,951	43,052,544	—	—	—	—	—	—	—	—	5,933,202	15,305,091
	Retirement Class	42,040,950	85,170,698	76,652,746	220,951,005	51,821,391	262,631,147	116,232,093	284,917,979	73,059,604	125,963,736	49,115,785	93,917,028
	Retail Class	74,502,627	94,200,573	—	—	—	—	—	—	—	—	9,673,003	8,791,900
Reinvestments of distributions:	Institutional Class	322,120,566	254,236,324	80,293,095	37,924,443	205,013,810	120,431,307	73,073,990	64,265,599	100,761,786	60,604,504	40,880,771	26,539,878
	Advisor Class	41,408	11,551	219,216	52,434	100,674	2,633	534,689	8,512	280,769	1,098	13,629	1,377
	Premier Class	2,443,603	1,739,046	—	—	—	—	—	—	—	—	646,904	292,560
	Retirement Class	10,779,320	9,840,355	11,294,616	4,486,701	39,644,623	21,827,964	23,230,490	18,870,525	33,440,614	17,581,571	5,066,180	2,291,496
	Retail Class	17,688,418	16,240,100	—	—	—	—	—	—	—	—	236,443	132,490
Redemptions:	Institutional Class	(865,607,260)	(1,704,246,234)	(633,079,941)	(671,832,233)	(760,855,421)	(1,329,949,153)	(395,184,092)	(378,425,611)	(183,849,042)	(262,034,644)	(180,456,783)	(434,768,403)
	Advisor Class	(12,778,332)	(723,207)	(6,307,607)	(4,646,843)	(1,514,888)	(728,546)	(12,472,088)	(2,309,945)	(1,118,848)	(635,380)	(238,132)	(211,411)
	Premier Class	(20,008,902)	(20,750,300)	—	—	—	—	—	—	—	—	(11,811,759)	(2,734,404)
	Retirement Class	(40,118,182)	(76,146,688)	(74,420,722)	(89,117,280)	(98,113,289)	(120,325,161)	(105,405,885)	(138,599,350)	(41,519,331)	(64,305,416)	(20,254,392)	(11,223,736)
	Retail Class	(105,416,422)	(94,610,847)	—	—	—	—	—	—	—	—	(7,357,343)	(5,901,458)
Net increase (decrease) from shareholder transactions		1,503,010,314	1,796,874,493	51,301,948	897,709,710	(53,864,115)	888,156,609	(45,879,195)	591,344,592	155,427,852	204,711,663	268,541,687	280,425,874
Net increase (decrease) in net assets		1,732,191,584	4,352,144,292	251,508,167	2,004,426,230	(210,271,141)	1,651,806,745	27,544,045	1,350,015,931	98,618,070	637,368,792	315,978,020	743,233,794

NET ASSETS
Beginning of period		15,628,826,721	11,276,682,429	5,448,873,069	3,444,446,839	6,472,333,726	4,820,526,981	4,665,409,101	3,315,393,170	2,414,120,507	1,776,751,715	2,387,341,808	1,644,108,014
End of period		$17,361,018,305	$15,628,826,721	$5,700,381,236	$5,448,873,069	$6,262,062,585	$6,472,333,726	$4,692,953,146	$4,665,409,101	$2,512,738,577	$2,414,120,507	$2,703,319,828	$2,387,341,808
Undistributed net investment income (loss) included in net assets		$91,710,331	$214,420,805	$21,534,298	$51,320,173	$44,909,594	$121,876,406	$26,682,089	$64,840,374	$6,609,627	$22,362,001	$7,436,298	$37,984,701

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	103,831,194	179,077,525	19,591,938	56,009,221	25,649,244	104,547,423	8,004,311	27,035,016	7,630,244	15,969,080	30,168,158	58,375,164
	Advisor Class	414,017	466,654	566,111	612,839	399,070	150,608	467,074	1,070,950	443,217	245,553	654,126	84,343
	Premier Class	582,499	2,443,509	—	—	—	—	—	—	—	—	484,665	1,476,210
	Retirement Class	2,085,557	4,807,180	2,571,516	8,871,192	2,591,760	13,970,577	3,905,801	10,896,635	3,366,610	6,156,471	3,990,859	9,115,260
	Retail Class	3,707,401	5,257,470	—	—	—	—	—	—	—	—	783,614	822,529
Shares reinvested:	Institutional Class	16,544,456	15,169,232	2,807,451	1,663,353	10,573,173	6,620,742	2,490,593	2,564,469	4,784,510	3,019,657	3,542,528	2,913,269
	Advisor Class	2,126	689	7,665	2,300	5,195	145	18,230	340	13,332	55	1,181	151
	Premier Class	125,765	103,948	—	—	—	—	—	—	—	—	56,155	32,149
	Retirement Class	545,236	578,164	391,902	195,244	2,010,376	1,179,890	796,110	756,940	1,580,369	872,101	440,538	252,090
	Retail Class	891,554	950,825	—	—	—	—	—	—	—	—	20,525	14,559
Shares redeemed:	Institutional Class	(43,440,484)	(95,530,793)	(21,438,482)	(26,859,209)	(38,883,800)	(70,700,917)	(13,251,419)	(14,068,398)	(8,431,021)	(12,799,942)	(14,641,722)	(42,445,840)
	Advisor Class	(662,113)	(40,269)	(219,634)	(175,660)	(77,644)	(38,998)	(426,216)	(84,500)	(52,062)	(31,203)	(19,755)	(18,795)
	Premier Class	(1,017,391)	(1,190,145)	—	—	—	—	—	—	—	—	(977,483)	(253,229)
	Retirement Class	(1,995,371)	(4,227,421)	(2,521,353)	(3,502,664)	(5,005,218)	(6,293,043)	(3,542,716)	(5,219,543)	(1,939,164)	(3,168,199)	(1,657,045)	(1,093,422)
	Retail Class	(5,254,781)	(5,284,709)	—	—	—	—	—	—	—	—	(602,748)	(553,759)
Net increase (decrease) from shareholder transactions		76,359,665	102,581,859	1,757,114	36,816,616	(2,737,844)	49,436,427	(1,538,232)	22,951,909	7,396,035	10,263,573	22,243,596	28,720,679

42	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2018 Semiannual Report	43

Statements of changes in net assets	concluded

TIAA-CREF Funds  ■  For the period or year ended

		International Equity Index Fund
		April 30, 2018	October 31, 2017
		(unaudited )
OPERATIONS
Net investment income (loss)		$173,696,982	$287,273,156
Net realized gain (loss) on total investments		(8,023,234)	(5,964,580)
Net change in unrealized appreciation (depreciation) on total investments		165,865,361	1,795,000,871
Net increase (decrease) in net assets from operations		331,539,109	2,076,309,447

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(284,241,049)	(206,166,892)
	Advisor Class	(477,629)	(108,557)
	Premier Class	(8,754,675)	(6,888,928)
	Retirement Class	(25,854,770)	(17,519,643)
	Retail Class	—	—
From realized gains:	Institutional Class	—	—
	Advisor Class	—	—
	Premier Class	—	—
	Retirement Class	—	—
	Retail Class	—	—
Total distributions		(319,328,123)	(230,684,020)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	1,281,792,074	2,943,044,211
	Advisor Class	15,864,613	20,559,555
	Premier Class	22,104,518	73,570,103
	Retirement Class	90,301,084	237,239,092
	Retail Class	—	—
Reinvestments of distributions:	Institutional Class	276,810,438	201,701,307
	Advisor Class	462,009	105,644
	Premier Class	8,754,675	6,880,494
	Retirement Class	25,854,770	17,519,643
	Retail Class	—	—
Redemptions:	Institutional Class	(796,257,776)	(1,214,713,905)
	Advisor Class	(12,457,351)	(1,756,015)
	Premier Class	(67,076,712)	(56,049,816)
	Retirement Class	(31,005,235)	(69,260,142)
	Retail Class	—	—
Net increase (decrease) from shareholder transactions		815,147,107	2,158,840,171
Net increase (decrease) in net assets		827,358,093	4,004,465,598

NET ASSETS
Beginning of period		11,573,992,987	7,569,527,389
End of period		$12,401,351,080	$11,573,992,987
Undistributed net investment income (loss) included in net assets		$87,781,834	$233,412,975

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	62,996,208	162,087,816
	Advisor Class	766,376	1,087,062
	Premier Class	1,084,635	4,055,337
	Retirement Class	4,331,111	12,571,162
	Retail Class	—	—
Shares reinvested:	Institutional Class	13,959,175	12,114,193
	Advisor Class	23,298	6,345
	Premier Class	442,379	413,740
	Retirement Class	1,274,890	1,028,752
	Retail Class	—	—
Shares redeemed:	Institutional Class	(39,288,820)	(65,168,652)
	Advisor Class	(617,817)	(95,588)
	Premier Class	(3,317,093)	(3,104,226)
	Retirement Class	(1,497,642)	(3,672,502)
	Retail Class	—	—
Net increase (decrease) from shareholder transactions		40,156,700	121,323,439

44	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

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TIAA-CREF Funds: Equity Index Funds ■ 2018 Semiannual Report	45

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized &	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period
EQUITY INDEX FUND
Institutional Class:	4/30/18	#	$19.31	$0.18		$0.54	$0.72	$(0.33)	$(0.10)	$(0.43)	$19.60
	10/31/17		15.95	0.35		3.42	3.77	(0.33)	(0.08)	(0.41)	19.31
	10/31/16		15.82	0.33		0.30	0.63	(0.31)	(0.19)	(0.50)	15.95
	10/31/15		15.51	0.31		0.36	0.67	(0.28)	(0.08)	(0.36)	15.82
	10/31/14		13.65	0.27		1.88	2.15	(0.24)	(0.05)	(0.29)	15.51
	10/31/13		10.84	0.25		2.81	3.06	(0.19)	(0.06)	(0.25)	13.65
Advisor Class:	4/30/18	#	19.30	0.17		0.54	0.71	(0.31)	(0.10)	(0.41)	19.60
	10/31/17		15.96	0.31		3.44	3.75	(0.33)	(0.08)	(0.41)	19.30
	10/31/16	‡	15.96	0.25		0.25	0.50	(0.31)	(0.19)	(0.50)	15.96
Premier Class:	4/30/18	#	19.25	0.16		0.54	0.70	(0.31)	(0.10)	(0.41)	19.54
	10/31/17		15.91	0.32		3.41	3.73	(0.31)	(0.08)	(0.39)	19.25
	10/31/16		15.77	0.32		0.29	0.61	(0.28)	(0.19)	(0.47)	15.91
	10/31/15		15.46	0.29		0.36	0.65	(0.26)	(0.08)	(0.34)	15.77
	10/31/14		13.61	0.25		1.87	2.12	(0.22)	(0.05)	(0.27)	15.46
	10/31/13		10.81	0.24		2.80	3.04	(0.18)	(0.06)	(0.24)	13.61
Retirement Class:	4/30/18	#	19.56	0.15		0.56	0.71	(0.29)	(0.10)	(0.39)	19.88
	10/31/17		16.16	0.31		3.46	3.77	(0.29)	(0.08)	(0.37)	19.56
	10/31/16		16.02	0.29		0.31	0.60	(0.27)	(0.19)	(0.46)	16.16
	10/31/15		15.71	0.28		0.36	0.64	(0.25)	(0.08)	(0.33)	16.02
	10/31/14		13.82	0.24		1.91	2.15	(0.21)	(0.05)	(0.26)	15.71
	10/31/13		10.97	0.23		2.84	3.07	(0.16)	(0.06)	(0.22)	13.82
Retail Class:	4/30/18	#	19.62	0.15		0.56	0.71	(0.28)	(0.10)	(0.38)	19.95
	10/31/17		16.21	0.30		3.47	3.77	(0.28)	(0.08)	(0.36)	19.62
	10/31/16		16.06	0.29		0.32	0.61	(0.27)	(0.19)	(0.46)	16.21
	10/31/15		15.75	0.27		0.36	0.63	(0.24)	(0.08)	(0.32)	16.06
	10/31/14		13.85	0.23		1.92	2.15	(0.20)	(0.05)	(0.25)	15.75
	10/31/13		10.99	0.22		2.85	3.07	(0.15)	(0.06)	(0.21)	13.85
LARGE-CAP GROWTH INDEX FUND
Institutional Class:	4/30/18	#	28.30	0.19		1.40	1.59	(0.35)	(0.20)	(0.55)	29.34
	10/31/17		22.13	0.36		6.11	6.47	(0.30)	—	(0.30)	28.30
	10/31/16		22.25	0.35		0.13	0.48	(0.32)	(0.28)	(0.60)	22.13
	10/31/15		21.03	0.33		1.52	1.85	(0.29)	(0.34)	(0.63)	22.25
	10/31/14		18.29	0.30		2.76	3.06	(0.26)	(0.06)	(0.32)	21.03
	10/31/13		14.54	0.29		3.73	4.02	(0.27)	—	(0.27)	18.29
Advisor Class:	4/30/18	#	28.27	0.17		1.40	1.57	(0.32)	(0.20)	(0.52)	29.32
	10/31/17		22.12	0.31		6.13	6.44	(0.29)	—	(0.29)	28.27
	10/31/16	‡	22.50	0.24		(0.02)	0.22	(0.32)	(0.28)	(0.60)	22.12
Retirement Class:	4/30/18	#	28.46	0.15		1.42	1.57	(0.29)	(0.20)	(0.49)	29.54
	10/31/17		22.26	0.30		6.15	6.45	(0.25)	—	(0.25)	28.46
	10/31/16		22.38	0.30		0.12	0.42	(0.26)	(0.28)	(0.54)	22.26
	10/31/15		21.15	0.28		1.53	1.81	(0.24)	(0.34)	(0.58)	22.38
	10/31/14		18.39	0.26		2.77	3.03	(0.21)	(0.06)	(0.27)	21.15
	10/31/13		14.61	0.26		3.75	4.01	(0.23)	—	(0.23)	18.39
LARGE-CAP VALUE INDEX FUND
Institutional Class:	4/30/18	#	19.58	0.23		0.15	0.38	(0.47)	(0.39)	(0.86)	19.10
	10/31/17		17.16	0.45		2.53	2.98	(0.38)	(0.18)	(0.56)	19.58
	10/31/16		17.26	0.44		0.54	0.98	(0.41)	(0.67)	(1.08)	17.16
	10/31/15		17.97	0.43		(0.35)	0.08	(0.33)	(0.46)	(0.79)	17.26
	10/31/14		16.19	0.38		2.16	2.54	(0.33)	(0.43)	(0.76)	17.97
	10/31/13		13.27	0.35		3.21	3.56	(0.33)	(0.31)	(0.64)	16.19
Advisor Class:	4/30/18	#	19.56	0.18		0.18	0.36	(0.45)	(0.39)	(0.84)	19.08
	10/31/17		17.15	0.41		2.56	2.97	(0.38)	(0.18)	(0.56)	19.56
	10/31/16	‡	17.33	0.31		0.59	0.90	(0.41)	(0.67)	(1.08)	17.15
Retirement Class:	4/30/18	#	19.87	0.21		0.15	0.36	(0.43)	(0.39)	(0.82)	19.41
	10/31/17		17.41	0.41		2.58	2.99	(0.35)	(0.18)	(0.53)	19.87
	10/31/16		17.50	0.41		0.54	0.95	(0.37)	(0.67)	(1.04)	17.41
	10/31/15		18.21	0.40		(0.36)	0.04	(0.29)	(0.46)	(0.75)	17.50
	10/31/14		16.40	0.34		2.19	2.53	(0.29)	(0.43)	(0.72)	18.21
	10/31/13		13.43	0.32		3.25	3.57	(0.29)	(0.31)	(0.60)	16.40

46	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

					Ratios and supplemental data
	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year				end of period		Gross		Net		Net investment		turnover
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate
EQUITY INDEX FUND
Institutional Class:	4/30/18	#	3.77%[b]		$15,738,336		0.05%[c]		0.05%[c]		1.79%[c]		1%[b]
	10/31/17		24.00		14,021,233		0.05		0.05		1.96		11
	10/31/16		4.24		10,010,647		0.05		0.05		2.11		9
	10/31/15		4.48		8,759,567		0.05		0.05		1.99		8
	10/31/14		16.00		7,998,323		0.05		0.05		1.88		6
	10/31/13		28.85		6,705,277		0.06		0.06		2.09		8	[f]
Advisor Class:	4/30/18	#	3.69	[b]	3,701		0.19	[c]	0.19	[c]	1.69	[c]	1	[b]
	10/31/17		23.85		8,389		0.15		0.15		1.76		11
	10/31/16	‡	3.38	[b]	123		0.07	[c]	0.07	[c]	1.77	[c]	9
Premier Class:	4/30/18	#	3.65	[b]	107,597		0.20	[c]	0.20	[c]	1.67	[c]	1	[b]
	10/31/17		23.78		111,915		0.20		0.20		1.81		11
	10/31/16		4.07		70,911		0.20		0.20		2.08		9
	10/31/15		4.36		94,864		0.20		0.20		1.83		8
	10/31/14		15.81		70,236		0.20		0.20		1.73		6
	10/31/13		28.68		61,343		0.21		0.21		1.95		8	[f]
Retirement Class:	4/30/18	#	3.63	[b]	566,330		0.30	[c]	0.30	[c]	1.55	[c]	1	[b]
	10/31/17		23.66		544,772		0.30		0.30		1.72		11
	10/31/16		3.99		431,405		0.30		0.30		1.87		9
	10/31/15		4.17		394,683		0.30		0.30		1.73		8
	10/31/14		15.76		314,958		0.30		0.30		1.63		6
	10/31/13		28.52		267,636		0.31		0.31		1.86		8	[f]
Retail Class:	4/30/18	#	3.64	[b]	945,054		0.33	[c]	0.33	[c]	1.52	[c]	1	[b]
	10/31/17		23.59		942,518		0.33		0.33		1.69		11
	10/31/16		3.99		763,597		0.34		0.34		1.84		9
	10/31/15		4.12		740,691		0.35		0.35		1.70		8
	10/31/14		15.73		645,889		0.36		0.36		1.58		6
	10/31/13		28.49		536,027		0.38		0.38		1.79		8	[f]
LARGE-CAP GROWTH INDEX FUND
Institutional Class:	4/30/18	#	5.66	[b]	4,969,530		0.06	[c]	0.06	[c]	1.30	[c]	9	[b]
	10/31/17		29.56		4,767,108		0.06		0.06		1.45		18
	10/31/16		2.29		3,044,925		0.06		0.06		1.61		22
	10/31/15		9.09		2,472,946		0.06		0.06		1.55		24
	10/31/14		17.00		1,750,638		0.06		0.06		1.56		21
	10/31/13		28.14		1,157,001		0.07		0.07		1.81		19	[f]
Advisor Class:	4/30/18	#	5.59	[b]	27,066		0.23	[c]	0.20	[c]	1.16	[c]	9	[b]
	10/31/17		29.45		16,090		0.19		0.19		1.22		18
	10/31/16	‡	1.09	[b]	2,868		0.14	[c]	0.14	[c]	1.26	[c]	22
Retirement Class:	4/30/18	#	5.54	[b]	703,785		0.31	[c]	0.31	[c]	1.05	[c]	9	[b]
	10/31/17		29.23		665,674		0.31		0.31		1.20		18
	10/31/16		2.02		396,654		0.31		0.31		1.36		22
	10/31/15		8.83		365,090		0.31		0.31		1.31		24
	10/31/14		16.72		298,976		0.31		0.31		1.31		21
	10/31/13		27.90		241,402		0.32		0.32		1.60		19	[f]
LARGE-CAP VALUE INDEX FUND
Institutional Class:	4/30/18	#	1.90	[b]	5,324,179		0.06	[c]	0.06	[c]	2.38	[c]	8	[b]
	10/31/17		17.66		5,510,818		0.06		0.06		2.42		27
	10/31/16		6.37		4,134,073		0.06		0.06		2.66		23
	10/31/15		0.49		2,958,189		0.06		0.06		2.48		24
	10/31/14		16.38		2,362,546		0.06		0.06		2.23		21
	10/31/13		28.07		1,359,068		0.07		0.07		2.41		19	[f]
Advisor Class:	4/30/18	#	1.81	[b]	8,519		0.25	[c]	0.21	[c]	1.91	[c]	8	[b]
	10/31/17		17.58		2,346		0.20		0.20		2.21		27
	10/31/16	‡	5.87	[b]	141		0.08	[c]	0.08	[c]	2.08	[c]	23
Retirement Class:	4/30/18	#	1.74	[b]	929,365		0.31	[c]	0.31	[c]	2.13	[c]	8	[b]
	10/31/17		17.41		959,169		0.30		0.30		2.17		27
	10/31/16		6.06		686,313		0.31		0.31		2.43		23
	10/31/15		0.26		448,665		0.31		0.31		2.24		24
	10/31/14		16.07		384,292		0.31		0.31		2.00		21
	10/31/13		27.79		302,435		0.32		0.32		2.15		19	[f]

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2018 Semiannual Report	47

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized &	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period
S&P 500 INDEX FUND
Institutional Class:	4/30/18	#	$29.04	$0.28		$0.82	$1.10	$(0.54)	$(0.11)	$(0.65)	$29.49
	10/31/17		24.06	0.53		5.04	5.57	(0.48)	(0.11)	(0.59)	29.04
	10/31/16		23.66	0.51		0.50	1.01	(0.46)	(0.15)	(0.61)	24.06
	10/31/15		22.92	0.47		0.68	1.15	(0.41)	—	(0.41)	23.66
	10/31/14		19.91	0.42		2.94	3.36	(0.35)	—	(0.35)	22.92
	10/31/13		16.05	0.39		3.86	4.25	(0.39)	—	(0.39)	19.91
Advisor Class:	4/30/18	#	29.01	0.25		0.82	1.07	(0.51)	(0.11)	(0.62)	29.46
	10/31/17		24.06	0.45		5.09	5.54	(0.48)	(0.11)	(0.59)	29.01
	10/31/16	‡	23.87	0.33		0.47	0.80	(0.46)	(0.15)	(0.61)	24.06
Retirement Class:	4/30/18	#	28.83	0.24		0.81	1.05	(0.47)	(0.11)	(0.58)	29.30
	10/31/17		23.90	0.46		5.01	5.47	(0.43)	(0.11)	(0.54)	28.83
	10/31/16		23.51	0.45		0.50	0.95	(0.41)	(0.15)	(0.56)	23.90
	10/31/15		22.77	0.41		0.69	1.10	(0.36)	—	(0.36)	23.51
	10/31/14		19.79	0.36		2.93	3.29	(0.31)	—	(0.31)	22.77
	10/31/13		15.96	0.34		3.84	4.18	(0.35)	—	(0.35)	19.79
SMALL-CAP BLEND INDEX FUND
Institutional Class:	4/30/18	#	22.02	0.15		0.56	0.71	(0.31)	(0.96)	(1.27)	21.46
	10/31/17		17.88	0.29		4.64	4.93	(0.31)	(0.48)	(0.79)	22.02
	10/31/16		18.25	0.31		0.42	0.73	(0.30)	(0.80)	(1.10)	17.88
	10/31/15		19.22	0.30		(0.22)	0.08	(0.31)	(0.74)	(1.05)	18.25
	10/31/14		18.58	0.28		1.20	1.48	(0.26)	(0.58)	(0.84)	19.22
	10/31/13		14.24	0.31		4.65	4.96	(0.30)	(0.32)	(0.62)	18.58
Advisor Class:	4/30/18	#	22.00	0.11		0.58	0.69	(0.29)	(0.96)	(1.25)	21.44
	10/31/17		17.88	0.24		4.67	4.91	(0.31)	(0.48)	(0.79)	22.00
	10/31/16	‡	18.63	0.27		0.08	0.35	(0.30)	(0.80)	(1.10)	17.88
Retirement Class:	4/30/18	#	22.07	0.13		0.57	0.70	(0.27)	(0.96)	(1.23)	21.54
	10/31/17		17.93	0.24		4.65	4.89	(0.27)	(0.48)	(0.75)	22.07
	10/31/16		18.29	0.27		0.42	0.69	(0.25)	(0.80)	(1.05)	17.93
	10/31/15		19.25	0.25		(0.21)	0.04	(0.26)	(0.74)	(1.00)	18.29
	10/31/14		18.62	0.23		1.20	1.43	(0.22)	(0.58)	(0.80)	19.25
	10/31/13		14.26	0.27		4.68	4.95	(0.27)	(0.32)	(0.59)	18.62
EMERGING MARKETS EQUITY INDEX FUND
Institutional Class:	4/30/18	#	11.86	0.09		0.38	0.47	(0.24)	—	(0.24)	12.09
	10/31/17		9.52	0.22		2.29	2.51	(0.17)	—	(0.17)	11.86
	10/31/16		8.93	0.20		0.59	0.79	(0.20)	—	(0.20)	9.52
	10/31/15		10.68	0.23		(1.77)	(1.54)	(0.21)	—	(0.21)	8.93
	10/31/14		10.84	0.24		(0.20)	0.04	(0.20)	—	(0.20)	10.68
	10/31/13		10.37	0.23		0.39	0.62	(0.15)	—	(0.15)	10.84
Advisor Class:	4/30/18	#	11.85	0.08		0.38	0.46	(0.22)	—	(0.22)	12.09
	10/31/17		9.52	0.25		2.24	2.49	(0.16)	—	(0.16)	11.85
	10/31/16	‡	8.64	0.18		0.90	1.08	(0.20)	—	(0.20)	9.52
Premier Class:	4/30/18	#	11.82	0.07		0.39	0.46	(0.22)	—	(0.22)	12.06
	10/31/17		9.50	0.22		2.26	2.48	(0.16)	—	(0.16)	11.82
	10/31/16		8.91	0.19		0.59	0.78	(0.19)	—	(0.19)	9.50
	10/31/15		10.65	0.23		(1.77)	(1.54)	(0.20)	—	(0.20)	8.91
	10/31/14		10.82	0.21		(0.19)	0.02	(0.19)	—	(0.19)	10.65
	10/31/13		10.35	0.22		0.39	0.61	(0.14)	—	(0.14)	10.82
Retirement Class:	4/30/18	#	11.80	0.07		0.38	0.45	(0.21)	—	(0.21)	12.04
	10/31/17		9.48	0.20		2.27	2.47	(0.15)	—	(0.15)	11.80
	10/31/16		8.90	0.18		0.58	0.76	(0.18)	—	(0.18)	9.48
	10/31/15		10.64	0.21		(1.76)	(1.55)	(0.19)	—	(0.19)	8.90
	10/31/14		10.80	0.21		(0.20)	0.01	(0.17)	—	(0.17)	10.64
	10/31/13		10.34	0.20		0.40	0.60	(0.14)	—	(0.14)	10.80
Retail Class:	4/30/18	#	11.81	0.06		0.38	0.44	(0.20)	—	(0.20)	12.05
	10/31/17		9.48	0.18		2.29	2.47	(0.14)	—	(0.14)	11.81
	10/31/16		8.89	0.16		0.59	0.75	(0.16)	—	(0.16)	9.48
	10/31/15		10.63	0.19		(1.76)	(1.57)	(0.17)	—	(0.17)	8.89
	10/31/14		10.79	0.19		(0.19)	0.00 [d]	(0.16)	—	(0.16)	10.63
	10/31/13		10.32	0.19		0.40	0.59	(0.12)	—	(0.12)	10.79

48	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

continued

					Ratios and supplemental data
	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year				end of period		Gross		Net		Net investment		turnover
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate
S&P 500 INDEX FUND
Institutional Class:	4/30/18	#	3.78%[b]		$3,473,627		0.06%[c]		0.06%[c]		1.88%[c]		4%[b]
	10/31/17		23.56		3,500,746		0.06		0.06		1.99		9
	10/31/16		4.47		2,527,279		0.05		0.05		2.18		8
	10/31/15		5.11		2,186,465		0.06		0.06		2.04		8
	10/31/14		17.16		1,808,921		0.06		0.06		1.97		9
	10/31/13		27.08		1,436,986		0.06		0.06		2.19		4	[f]
Advisor Class:	4/30/18	#	3.70	[b]	31,401		0.24	[c]	0.21	[c]	1.72	[c]	4	[b]
	10/31/17		23.40		29,207		0.19		0.19		1.68		9
	10/31/16	‡	3.54	[b]	482		0.09	[c]	0.09	[c]	1.59	[c]	8
Retirement Class:	4/30/18	#	3.65	[b]	1,187,925		0.31	[c]	0.31	[c]	1.62	[c]	4	[b]
	10/31/17		23.24		1,135,456		0.31		0.31		1.74		9
	10/31/16		4.19		787,632		0.30		0.30		1.95		8
	10/31/15		4.91		716,541		0.31		0.31		1.79		8
	10/31/14		16.84		653,216		0.31		0.31		1.72		9
	10/31/13		26.73		490,695		0.31		0.31		1.92		4	[f]
SMALL-CAP BLEND INDEX FUND
Institutional Class:	4/30/18	#	3.34	[b]	1,856,125		0.06	[c]	0.06	[c]	1.43	[c]	4	[b]
	10/31/17		28.01		1,816,567		0.06		0.06		1.43		22
	10/31/16		4.48		1,364,443		0.06		0.06		1.80		22
	10/31/15		0.54		1,296,895		0.06		0.06		1.56		22
	10/31/14		8.32		1,154,539		0.06		0.06		1.50		24
	10/31/13		36.38		1,048,944		0.07		0.07		1.92		17	[f]
Advisor Class:	4/30/18	#	3.24	[b]	13,401		0.86	[c]	0.21	[c]	1.00	[c]	4	[b]
	10/31/17		27.88		4,848		1.17		0.21		1.18		22
	10/31/16	‡	2.33	[b]	107		0.08	[c]	0.08	[c]	1.74	[c]	22
Retirement Class:	4/30/18	#	3.23	[b]	643,213		0.31	[c]	0.31	[c]	1.18	[c]	4	[b]
	10/31/17		27.66		592,706		0.31		0.31		1.18		22
	10/31/16		4.22		412,202		0.31		0.31		1.56		22
	10/31/15		0.31		427,901		0.31		0.31		1.33		22
	10/31/14		8.01		475,533		0.31		0.31		1.25		24
	10/31/13		36.10		506,706		0.32		0.32		1.67		17	[f]
EMERGING MARKETS EQUITY INDEX FUND
Institutional Class:	4/30/18	#	4.03	[b]	2,333,675		0.20	[c]	0.20	[c]	1.40	[c]	13	[b]
	10/31/17		26.87		2,062,554		0.21		0.21		2.17		29
	10/31/16		9.25		1,476,857		0.22		0.22		2.32		30
	10/31/15		(14.54)		1,051,171		0.22		0.22		2.36		42
	10/31/14		0.42		942,827		0.23		0.23		2.29		13
	10/31/13		6.06		680,382		0.29		0.25		2.25		13
Advisor Class:	4/30/18	#	4.00	[b]	8,722		0.40	[c]	0.35	[c]	1.41	[c]	13	[b]
	10/31/17		26.73		1,019		0.37		0.36		2.34		29
	10/31/16	‡	12.90	[b]	193		0.24	[c]	0.24	[c]	2.35	[c]	30
Premier Class:	4/30/18	#	4.01	[b]	32,067		0.35	[c]	0.35	[c]	1.22	[c]	13	[b]
	10/31/17		26.55		36,599		0.36		0.36		2.10		29
	10/31/16		9.12		17,476		0.37		0.37		2.18		30
	10/31/15		(14.60)		9,624		0.38		0.38		2.40		42
	10/31/14		0.23		4,475		0.39		0.39		1.95		13
	10/31/13		5.96		6,454		0.44		0.40		2.16		13
Retirement Class:	4/30/18	#	3.93	[b]	311,415		0.45	[c]	0.45	[c]	1.16	[c]	13	[b]
	10/31/17		26.51		272,466		0.46		0.46		1.98		29
	10/31/16		8.92		140,457		0.47		0.47		2.08		30
	10/31/15		(14.69)		84,960		0.47		0.47		2.21		42
	10/31/14		0.17		50,771		0.48		0.48		2.01		13
	10/31/13		5.79		34,503		0.54		0.50		1.96		13
Retail Class:	4/30/18	#	3.81	[b]	17,440		0.55	[c]	0.55	[c]	1.07	[c]	13	[b]
	10/31/17		26.44		14,704		0.58		0.58		1.79		29
	10/31/16		8.81		9,124		0.61		0.61		1.91		30
	10/31/15		(14.85)		7,847		0.60		0.60		1.98		42
	10/31/14		0.04		8,885		0.64		0.64		1.83		13
	10/31/13		5.70		7,127		0.73		0.64		1.81		13

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2018 Semiannual Report	49

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized &	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period
INTERNATIONAL EQUITY INDEX FUND
Institutional Class:	4/30/18	#	$20.32	$0.29		$ 0.28	$ 0.57	$(0.56)	$ —	$(0.56)	$20.33
	10/31/17		16.89	0.55		3.37	3.92	(0.49)	—	(0.49)	20.32
	10/31/16		17.86	0.54		(1.00)	(0.46)	(0.51)	—	(0.51)	16.89
	10/31/15		18.82	0.57		(0.81)	(0.24)	(0.69)	(0.03)	(0.72)	17.86
	10/31/14		19.31	0.72		(0.67)	0.05	(0.54)	—	(0.54)	18.82
	10/31/13		15.73	0.54		3.54	4.08	(0.50)	—	(0.50)	19.31
Advisor Class:	4/30/18	#	20.29	0.31		0.25	0.56	(0.54)	—	(0.54)	20.31
	10/31/17		16.88	0.49		3.40	3.89	(0.48)	—	(0.48)	20.29
	10/31/16	‡	17.70	0.37		(0.68)	(0.31)	(0.51)	—	(0.51)	16.88
Premier Class:	4/30/18	#	20.26	0.26		0.29	0.55	(0.53)	—	(0.53)	20.28
	10/31/17		16.84	0.52		3.36	3.88	(0.46)	—	(0.46)	20.26
	10/31/16		17.81	0.51		(0.99)	(0.48)	(0.49)	—	(0.49)	16.84
	10/31/15		18.77	0.54		(0.81)	(0.27)	(0.66)	(0.03)	(0.69)	17.81
	10/31/14		19.26	0.68		(0.65)	0.03	(0.52)	—	(0.52)	18.77
	10/31/13		15.69	0.51		3.54	4.05	(0.48)	—	(0.48)	19.26
Retirement Class:	4/30/18	#	20.73	0.28		0.28	0.56	(0.52)	—	(0.52)	20.77
	10/31/17		17.22	0.52		3.44	3.96	(0.45)	—	(0.45)	20.73
	10/31/16		18.20	0.50		(1.01)	(0.51)	(0.47)	—	(0.47)	17.22
	10/31/15		19.15	0.53		(0.81)	(0.28)	(0.64)	(0.03)	(0.67)	18.20
	10/31/14		19.64	0.69		(0.68)	0.01	(0.50)	—	(0.50)	19.15
	10/31/13		15.99	0.50		3.61	4.11	(0.46)	—	(0.46)	19.64

#	Unaudited
‡	The Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[f]	Does not include in-kind transactions.

50	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

concluded

				Ratios and supplemental data
	For the
	period			Net assets at		Ratios to average net assets						Portfolio
	or year			end of period		Gross		Net		Net investment		turnover
	ended		Total return	(in thousands	)	expenses		expenses		income (loss	)	rate
INTERNATIONAL EQUITY INDEX FUND
Institutional Class:	4/30/18	#	2.88%[b]	$ 10,993,314		0.06%[c]		0.06%[c]		2.92%[c]		1%[b]
	10/31/17		23.84	10,221,016		0.06		0.06		3.01		11
	10/31/16		(2.48)	6,655,871		0.06		0.06		3.25		11
	10/31/15		(1.18)	5,549,083		0.06		0.06		3.10		5
	10/31/14		0.37	4,949,536		0.06		0.06		3.73		5
	10/31/13		26.65	4,459,896		0.07		0.07		3.13		3
Advisor Class:	4/30/18	#	2.81 [b]	28,704		0.23	[c]	0.21	[c]	3.04	[c]	1	[b]
	10/31/17		23.68	25,184		0.21		0.21		2.63		11
	10/31/16	‡	(1.67)[b]	4,108		0.14	[c]	0.14	[c]	2.49	[c]	11
Premier Class:	4/30/18	#	2.80 [b]	283,174		0.21	[c]	0.21	[c]	2.61	[c]	1	[b]
	10/31/17		23.67	319,116		0.21		0.21		2.83		11
	10/31/16		(2.64)	242,345		0.21		0.21		3.09		11
	10/31/15		(1.33)	242,384		0.21		0.21		2.95		5
	10/31/14		0.23	191,665		0.21		0.21		3.55		5
	10/31/13		26.47	200,497		0.22		0.22		2.97		3
Retirement Class:	4/30/18	#	2.75 [b]	1,096,159		0.31	[c]	0.31	[c]	2.67	[c]	1	[b]
	10/31/17		23.55	1,008,677		0.31		0.31		2.75		11
	10/31/16		(2.77)	667,204		0.31		0.31		2.97		11
	10/31/15		(1.38)	673,860		0.31		0.31		2.84		5
	10/31/14		0.11	746,134		0.31		0.31		3.51		5
	10/31/13		26.35	774,407		0.32		0.32		2.86		3

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2018 Semiannual Report	51

Notes to financial statements (unaudited)

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund, and the International Equity Index Fund (collectively the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of Assets and Liabilities. Trustees’

52	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 1, 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Funds’ various filings.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, must be adopted by December 1, 2018. In February 2018, the Commission issued Release No. IC-33010, which delayed the compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of this rule to the Funds’ financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of April 30, 2018, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended April 30, 2018, there were no material transfers between levels by the Funds.

TIAA-CREF Funds: Equity Index Funds ■ 2018 Semiannual Report	53

Notes to financial statements (unaudited)

The following table summarizes the market value of the Funds’ investments as of April 30, 2018, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Equity Index
Equity investments:
Consumer discretionary	$2,256,450,286	$1,063	$—	$2,256,451,349
Financials	2,593,519,399	—	8,515	2,593,527,914
Health care	2,317,003,737	276	2,424	2,317,006,437
Industrials	1,826,546,627	—	71,574	1,826,618,201
All other equity investments*	8,277,451,710	—	—	8,277,451,710
Short-term investments	265,694,331	91,853,527	—	357,547,858
Futures contracts**	(813,271)	—	—	(813,271)
Total	$17,535,852,819	$91,854,866	$82,513	$17,627,790,198
Large-Cap Growth Index
Equity investments*	$5,695,109,956	$—	$—	$5,695,109,956
Short-term investments	46,427,587	4,500,000	—	50,927,587
Total	$5,741,537,543	$4,500,000	$—	$5,746,037,543
Large-Cap Value Index
Equity investments*	$6,258,777,562	$—	$—	$6,258,777,562
Short-term investments	26,961,454	3,400,000	—	30,361,454
Total	$6,285,739,016	$3,400,000	$—	$6,289,139,016
S&P 500 Index
Equity investments*	$4,674,248,952	$—	$—	$4,674,248,952
Short-term investments	12,145,166	18,650,000	—	30,795,166
Futures contracts**	(146,836)	—	—	(146,836)
Total	$4,686,247,282	$18,650,000	$—	$4,704,897,282
Small-Cap Blend Index
Equity investments:
Financials	$448,808,349	$—	$17,615	$448,825,964
Health care	413,359,916	561	10,998	413,371,475
Industrials	367,417,801	—	160,444	367,578,245
All other equity investments*	1,263,545,484	—	—	1,263,545,484
Short-term investments	241,541,341	17,800,000	—	259,341,341
Futures contracts**	(361,702)	—	—	(361,702)
Total	$2,734,311,189	$17,800,561	$189,057	$2,752,300,807
Emerging Markets Equity Index
Equity investments:
Africa/Middle East	$—	$176,788,296	$—	$176,788,296
Asia	202,926,236	1,646,515,773	868,370	1,850,310,379
Europe	2,709,514	86,259,093	—	88,968,607
Latin America	—	272,644,264	—	272,644,264
All other equity investments*	52,234,610	261,123,609	595	313,358,814
Short-term investments	52,321,973	1,250,000	—	53,571,973
Total	$310,192,333	$2,444,581,035	$868,965	$2,755,642,333
International Equity Index
Equity investments:
Asia	$6,419,897	$3,390,660,277	$—	$3,397,080,174
Australasia	—	815,662,985	—	815,662,985
Europe	36,389,694	6,954,769,562	—	6,991,159,256
All other equity investments*	36,314,666	988,772,112	—	1,025,086,778
Short-term investments	602,052,569	88,532,126	—	690,584,695
Futures contracts**	(356,546)	—	—	(356,546)
Total	$680,820,280	$12,238,397,062	$—	$12,919,217,342

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments are not reflected in the market value of portfolio investments.

54	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

continued

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At April 30, 2018, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives
Derivative contracts	Location	Fair value amount
Equity Index Fund
Equity contracts	Futures contracts*	$(813,271)
S&P 500 Index Fund
Equity contracts	Futures contracts*	(146,836)
Small-Cap Blend Index Fund
Equity contracts	Futures contracts*	(361,702)
International Equity Index Fund
Equity contracts	Futures contracts*	(356,546)

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures contracts.

For the period ended April 30, 2018, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative contracts	Location	Realized gain (loss	)	Change in unrealized appreciation (depreciation )
Equity Index Fund
Equity contracts	Futures contracts	$2,924,865		$(878,912)
S&P 500 Index Fund
Equity contracts	Futures contracts	418,988		(233,828)
Small-Cap Blend Index Fund
Equity contracts	Futures contracts	273,234		(361,001)
International Equity Index Fund
Equity contracts	Futures contracts	6,047,949		(466,236)

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended April 30, 2018, the Equity Index Fund, the S&P 500 Index Fund, the Small-Cap Blend Index Fund, and the International Equity Index Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 2% of net assets. The futures contracts outstanding as of April 30, 2018 are disclosed in the summary portfolio of investments and the full schedules of investments.

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of April 30, 2018, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

TIAA-CREF Funds: Equity Index Funds ■ 2018 Semiannual Report	55

Notes to financial statements (unaudited)

	Investment management fee— effective rate	Service agreement fee	Distribution fee		Maximum expense amounts‡
		Retirement Class	Premier Class	Retail Class	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Equity Index	0.04%	0.25%	0.15%	0.25%	0.09%	0.24%	0.24%	0.34%	0.48%
Large-Cap Growth Index	0.04	0.25	—	—	0.09	0.24	—	0.34	—
Large-Cap Value Index	0.04	0.25	—	—	0.09	0.24	—	0.34	—
S&P 500 Index	0.04	0.25	—	—	0.09	0.24	—	0.34	—
Small-Cap Blend Index	0.04	0.25	—	—	0.09	0.24	—	0.34	—
Emerging Markets Equity Index	0.14	0.25	0.15	0.25	0.25	0.40	0.40	0.50	0.64
International Equity Index	0.04	0.25	0.15	—	0.15	0.30	0.30	0.40	—

‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2019. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended April 30, 2018, the Funds engaged in the following security transactions with affiliated entities:

Fund	Purchases	Sales	Realized gain (loss )
Equity Index	$339,097,472	$3,776,265	$(98,786)
Large-Cap Growth Index	48,063,286	16,070,362	841,259
Large-Cap Value Index	5,599,124	23,235,658	928,286
S&P 500 Index	120,815,009	1,659,632	78,567
Small-Cap Blend Index	2,554,492	1,111,647	(12,679)
Emerging Markets Equity Index	42,463,407	925,019	(170,011)
International Equity Index	232,340,825	—	—

A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.

The following is the percentage of the Funds’ shares owned by TIAA Access and other funds within the Trust as of April 30, 2018:

Fund	TIAA-CREF Lifecycle Index Funds	TIAA Access	Total
Equity Index	41%	1%	42%
Large-Cap Growth Index	—	5	5
Large-Cap Value Index	—	6	6
S&P 500 Index	—	9	9
Small-Cap Blend Index	—	16	16
Emerging Markets Equity Index	30	1	31
International Equity Index	18	5	23

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of April 30, 2018, three 529 Plans owned 11%, 10%, and 5%, respectively, of the Equity Index Fund; one 529 Plan owned 6% of the Large-Cap Growth Index Fund; one 529 Plan owned 5% of the Large-Cap Value Index Fund; two 529 Plans owned 8% and 8%, respectively, of the S&P 500 Index Fund; two 529 Plans owned 6% and 5%, respectively, of the Emerging Markets Equity Index Fund; and two 529 Plans owned 6% and 5%, respectively, of the International Equity Index Fund.

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. As of April 30, 2018, there were no affiliated investments.

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. As of April 30, 2018, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

56	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

concluded

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At April 30, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Equity Index	$11,433,015,226	$6,546,173,762	$(351,398,790)	$6,194,774,972
Large-Cap Growth Index	3,788,474,102	1,996,678,812	(39,115,371)	1,957,563,441
Large-Cap Value Index	5,319,443,960	1,260,938,632	(291,243,576)	969,695,056
S&P 500 Index	3,010,263,976	1,779,592,595	(84,959,289)	1,694,633,306
Small-Cap Blend Index	2,038,738,939	871,227,082	(157,665,214)	713,561,868
Emerging Markets Equity Index	2,230,770,915	659,950,899	(135,079,481)	524,871,418
International Equity Index	10,859,225,568	2,511,755,417	(451,763,643)	2,059,991,774

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended April 30, 2018 were as follows:

Fund	Non-U.S. government purchases	Non-U.S. government sales
Equity Index	$1,472,579,204	$212,306,786
Large-Cap Growth Index	533,121,064	548,788,407
Large-Cap Value Index	502,164,039	753,656,873
S&P 500 Index	184,334,603	275,893,546
Small-Cap Blend Index	134,104,423	108,072,828
Emerging Markets Equity Index	572,163,860	335,222,140
International Equity Index	742,676,039	175,209,509

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended October 31, 2017 was as follows:

	10/31/2017
Fund	Ordinary income	Long-term capital gains	Total
Equity Index	$225,489,773	$58,035,515	$283,525,288
Large-Cap Growth Index	46,932,236	—	46,932,236
Large-Cap Value Index	115,650,800	52,138,999	167,789,799
S&P 500 Index	67,634,825	16,402,290	84,037,115
Small-Cap Blend Index	29,586,669	49,768,454	79,355,123
Emerging Markets Equity Index	29,906,124	—	29,906,124
International Equity Index	230,684,020	—	230,684,020

The tax character of the fiscal year 2018 distributions will be determined at the end of the fiscal year.

Note 7—emerging markets risks

The Emerging Markets Equity Index Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 8—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 20, 2017 expiring on June 19, 2018, replacing the previous facility, which expired June 2017. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended April 30, 2018, there were no borrowings under this credit facility by the Funds.

Note 9—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

Note 10—subsequent event

Effective June 19, 2018, the line of credit that each fund participates in will be reduced to $1.25 billion of an unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility will expire on June 18, 2019.

TIAA-CREF Funds: Equity Index Funds ■ 2018 Semiannual Report	57

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for certain series of the TIAA-CREF Funds

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each of its series. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series covered by this Report (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Trustees are interested persons of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held a meeting on March 15, 2018, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee, following its consultations with Advisors’ representatives, the Trustees, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirms or establishes certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data regarding each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies (except for brokerage commission costs) and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices.

In each case, Broadridge summarized, and the Board reviewed, the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board).

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

In advance of the Board meeting held on March 15, 2018, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Fund’s direct payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. The Trustees were given the opportunity to ask and did questions and request additional information throughout their deliberations, and they reviewed responses from Advisors

58	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

to follow-up requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to general session meetings that included Advisors’ personnel, the Trustees met in private sessions, at which no Advisors’ representatives were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process includes a series of meetings leading up to the March 15, 2018 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is ongoing. The Board, as well as its Committees, reviewed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Board, the Board and the Investment Committee receives and reviews, among other matters, information regarding the performance of the Funds. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 15, 2018, all Board members in attendance voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds (the “Life Funds”) and TIAA Separate Account VA-1, as well as sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds, including conducting research, identifying investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance of the Funds to the Board on a regular basis; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. In this regard, the Board noted that the benchmark indices of some of the Funds may differ from the benchmark indices of some of their peer funds, which could impact the usefulness of these comparisons given the Funds’ passive investment strategies. In addition, the Board noted that the Funds’ peer universes include actively-managed funds (except in the case of the S&P 500 Index Fund), while the Funds utilize passive investment strategies. The Board also reviewed the performance of each Fund before any reductions for fees and expenses. In this analysis, the Board considered the impact

TIAA-CREF Funds: Equity Index Funds ■ 2018 Semiannual Report	59

Approval of investment management agreement (unaudited)

of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on each Fund’s performance as compared to the performance of its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.

The Board considered that, in those cases in which a Fund had performed materially differently from its benchmark based on a Board-established threshold, the Board had a dialogue with investment personnel of Advisors, including the pertinent chief investment officer, to consider the factors that contributed to such difference and any remedial measures being undertaken by Advisors. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2017. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board considered that Advisors had earned profits with respect to each of the Funds under the Agreement for the one-year period ended December 31, 2017. The Board acknowledged Advisors’ commitment to reimburse Fund expenses the extent that total annual operating expense exceeded certain specified amounts. The Board concluded that the profits earned by Advisors on its services to the Funds during 2017 were reasonable in light of various relevant factors.

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Another limitation noted by the Board was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of peer mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board considered, in connection with the supporting Broadridge reports, Advisors’ position that the maximum fee rate that could be charged to each Fund under the Agreement is comparatively low in relation to peer groups of mutual funds. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies that may have similar investment strategies as certain of the Funds. The Board considered the management fee rates and the performance of such companies. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered Advisors’ representation that, while management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services; (4) may have different regulatory burdens; (5) may target different investors; and/or (6) may be packaged with other products, and that these factors, among others, could reasonably explain different management fee rate schedules.

Other benefits

The Board also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity Association of America (“TIAA”), of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its

60	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

continued

affiliates, such as variable products, funds of funds and 529 education savings plans.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2017. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2017. “Adjusted relative gross performance” means a Fund’s performance without any reductions for fees or expenses, including the effect of NAV rounding and excluding the effects of fair valuation, foreign exchange, effective tax rates, securities lending and class action recoveries, as compared to the Fund’s benchmark. For reference, one basis point equals 0.01%. Statements below regarding “net profit” or “net loss” refer to whether Advisors earned a profit or incurred a loss for the services that it rendered to a Fund during 2017 under the Agreement.

Equity Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expense ratio and actual management fee rate were each in the 2nd quintile of the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”), while the Fund’s contractual management fee rate was in the 1st quintile of its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).
•	The Fund ranked 3 out of 4 funds, 1 out of 4 funds, 2 out of 4 funds and 2 out of 2 funds in the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 1st, 1st and 1st quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively. The Fund’s Performance Universe includes actively-managed funds, while the Fund utilizes a passive investment strategy.
•	For the three-year period, the Fund’s adjusted relative gross performance was equal to the performance of its benchmark, the Russell 3000® Index.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Large-Cap Growth Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund ranked 1 out of 3 funds in its Performance Group for the one-year period and ranked 1 out of 2 funds in its Performance Group for the three-, five- and ten-year periods. The Fund was in the 3rd, 1st, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively. The Fund’s Performance Universe includes actively-managed funds, while the Fund utilizes a passive investment strategy.
•	For the three-year period, the Fund’s adjusted relative gross performance as compared to its benchmark, the Russell 1000® Growth Index, differed by –4 basis points.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Large-Cap Value Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund did not have a Performance Group. The Fund was in the 4th, 2nd, 2nd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively. The Fund’s Performance Universe includes actively-managed funds, while the Fund utilizes a passive investment strategy.
•	For the three-year period, the Fund’s adjusted relative gross performance as compared to its benchmark, the Russell 1000® Value Index, differed by +1 basis points.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

S&P 500 Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 1st, 2nd, 1st and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	For the three-year period, the Fund’s adjusted relative gross performance as compared to its benchmark, the S&P 500® Index, differed by –2 basis points.
•	The Fund received an Overall Morningstar Rating of 4 stars.

TIAA-CREF Funds: Equity Index Funds ■ 2018 Semiannual Report	61

Approval of investment management agreement (unaudited)	concluded

•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Small-Cap Blend Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 2nd, 3rd and 3rd quintiles of its Performance Group for the one-, three-, and five-year periods, respectively, while the Fund ranked 2 out of 3 funds in its Performance Group for the ten-year period. The Fund was in the 2nd quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods. The Fund’s Performance Universe includes actively-managed funds, while the Fund utilizes a passive investment strategy.
•	For the three-year period, the Fund’s adjusted relative gross performance as compared to its benchmark, the Russell 2000® Index, differed by +2 basis points.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Emerging Markets Equity Index Fund

•	The Fund’s annual contractual management fee rate is 0.14% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 2nd quintile of its Expense Group. The Fund’s total expense ratio was in the 2nd quintile of its Expense Universe, while the Fund’s contractual management fee rate and actual management fee rate were each in the 3rd quintile of its Expense Universe.
•	The Fund did not have a Performance Group. The Fund was in the 2nd, 2nd and 3rd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively. The Fund’s Performance Universe includes actively-managed funds, while the Fund utilizes a passive investment strategy.
•	For the three-year period, the Fund’s adjusted relative gross performance as compared to its benchmark, the MSCI Emerging Markets Index, differed by +7 basis points. The

Board considered Advisors’ representation that the variance in the Fund’s performance from its benchmark was due to its inability to invest in certain companies with operations in Sudan that do not meet certain corporate governance criteria, as well as valuation differences between the Fund and the benchmark.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

International Equity Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expense ratio and contractual management fee rate were each in the 1st quintile of its Expense Group, while the Fund’s actual management fee rate was in the 2nd quintile of its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Universe
•	The Fund was in the 2nd, 1st and 1st quintiles of its Performance Group for the one-, three- and five-year periods, respectively, while it ranked 1 out of 3 funds within its Performance Group for the ten-year period. The Fund was in the 3rd, 3rd, 2nd and 2nd quintiles of its Performance Universe for the one, three-, five- and ten-year periods, respectively. The Fund’s Performance Universe includes actively-managed funds, while the Fund utilizes a passive investment strategy.
•	For the three-year period, the Fund’s adjusted relative gross performance as compared to its benchmark, the MSCI EAFE Index, differed by –8 basis points. The Board considered Advisors’ representation that the variance in the Fund’s performance from its benchmark was due to a difference in the processing of corporate actions between the Fund and the benchmark and a lag between the receipt and booking of tax reclaims.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

62	2018 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

Standard & Poor’s Index

The S&P 500® Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by the S&P 500 Index Fund. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the fund with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the fund. S&P Dow Jones Indices has no obligation to take the needs of the fund or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the fund or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUND, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

TIAA-CREF Funds: Equity Index Funds ■ 2018 Semiannual Report	63

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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

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This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

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Semiannual Report  ■  April 30, 2018

TIAA-CREF Funds

International Fixed-Income Funds

The semiannual report contains the financial statements (unaudited).

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Emerging Markets Debt Fund	TEDNX	TEDHX	TEDPX	TEDTX	TEDLX
International Bond Fund	TIBWX	TIBNX	TIBLX	TIBVX	TIBEX

Understanding this report

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF International Fixed-Income Funds listed on the cover of this report.

This semiannual report contains information about certain TIAA-CREF Funds and describes their results for the six months ended April 30, 2018. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the issuers, industries and types of securities in which each fund had investments as of April 30, 2018.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please read that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF International Fixed-Income Funds ■ 2018 Semiannual Report	3

Letter to investors

International fixed-income securities produced mixed results for the six months ended April 30, 2018. Emerging-markets debt declined amid rising U.S. interest rates and global trade tensions toward the end of the period. International investment-grade fixed-rate bonds recorded gains that were generated mostly during the final three months of the period. For the six months:

•	Emerging-markets debt, as measured by the JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified, declined 2.4% for the period. Please see page 7 for benchmark definitions.
•	International investment-grade fixed-rate bonds, as measured by the Bloomberg Barclays Global Aggregate Ex-USD Index (Hedged), rose 1.3%.
•	The TIAA-CREF Emerging Markets Debt Fund (Institutional Class) returned -0.9% for the period. The TIAA-CREF International Bond Fund (Institutional Class) gained 1.2%. The Emerging Markets Debt Fund surpassed its benchmark, while the International Bond Fund slightly trailed its benchmark.

Emerging-markets debt produced positive returns in the first three months of the period, in large part due to a broad recovery in economic growth, rising commodity prices and strong inflows into the asset class. However, later in the period, the asset class declined amid escalating global trade tensions and rising U.S. interest rates.

International investment-grade fixed-rate bonds benefited from continued global economic expansion, while inflationary pressures remained subdued. However, expectations of tighter monetary conditions grew, contributing to a rise in market volatility. The European Central Bank continued to signal intentions to slowly shift its accommodative stance, and the Bank of England raised its benchmark interest rate for the first time in a decade during the period.

International bonds posted mixed results versus U.S. fixed income

Foreign investment-grade debt substantially outperformed U.S. investment-grade bonds as the Federal Reserve raised the federal funds target rate twice during the period, increasing the key short-term interest-rate measure to 1.50%–1.75%. U.S. investment-grade fixed-rate bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, lost 1.9%. However, the -2.4% return of emerging-markets debt trailed the -0.6% return of U.S. high-yield securities over the six-month period, as measured by the ICE BofAML BB-B U.S. Cash Pay High Yield Constrained Index.

4	2018 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

Brad Finkle

Diversification for a more volatile market

After a long absence, volatility became a factor again in capital markets around the world. The global economy continued to grow and inflation remained modest, which is often considered the ideal combination for stable investments. But markets always look forward, and two things in particular have caught their attention. One is an expectation of tighter monetary policy and, as such, higher interest rates. The other is the rise in global trade tensions.

The world’s central banks, most notably the U.S. Federal Reserve, have slowly changed course after a long period of monetary policies focused on stimulating economic growth. This is a delicate shift, and higher U.S. interest rates have already influenced global markets. Trade conflicts, by their nature, can impact individual countries and regions differently, and how they may affect financial markets is difficult to predict.

Increased volatility means more market ups and downs. In this environment, diversification by geography and asset class may help fixed-income investors navigate global bond markets more effectively. We believe a broadly diversified portfolio of fixed-income securities, professionally managed within a mutual fund, has the potential to help investors to better manage shifts in market conditions. (Of course, diversification does not guarantee against market loss.)

If you have any questions about your investment in the TIAA-CREF International Fixed-Income Funds, please contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We welcome the opportunity to speak with you.

/s/ Brad Finkle

Brad Finkle

President

TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments

TIAA-CREF International Fixed-Income Funds ■ 2018 Semiannual Report	5

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of October 31 or April 30; Form N-Q filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

In certain market conditions, the investment portfolio of a fixed-income fund may include shares of common or preferred stock. If that should occur, TIAA-CREF Funds’ ownership of stock would give it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

6	2018 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

About the funds’ benchmarks

Emerging Markets Debt Fund

The JP Morgan Emerging Markets Bond Index Global Diversified (EMBI-GD Index) is an unmanaged, market-capitalization-weighted, total-return index tracking the traded market for U.S.-dollar-denominated Brady bonds, Eurobonds and other debt instruments issued by sovereign and quasi-sovereign entities. The index limits the weights of those index countries with larger debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding.

International Bond Fund

The Bloomberg Barclays Global Aggregate Ex-USD Index (Hedged) is an unmanaged, global, investment-grade fixed-rate bond market index, including treasury, government-related, corporate and securitized fixed-rate bonds from both developed- and emerging-markets issuers, in 24 local currencies. Securities are SEC-registered, taxable, non-dollar denominated and must have a minimum maturity of one year. Securities must be rated investment grade using the middle rating of Moody’s, S&P and Fitch after dropping the highest and lowest available ratings.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

Information has been obtained from sources believed to be reliable but J.P. Morgan does not guarantee its completeness or accuracy. The J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified (EMBI-GD Index) is used with permission. The EMBI-GD Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2018, J.P. Morgan Chase & Co. All rights reserved.

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

TIAA-CREF International Fixed-Income Funds ■ 2018 Semiannual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2017–April 30, 2018).

Actual expenses

The first section of each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each share class’ entry shows hypothetical account values and expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2018 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

Emerging Markets Debt Fund

Performance for the six months ended April 30, 2018

The Emerging Markets Debt Fund returned -0.87% for the Institutional Class, compared with the -2.41% return of its benchmark, the JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified (“JP Morgan index”). For the one-year period ended April 30, 2018, the Fund returned 4.43% versus 1.27% for the index. The table on the following page shows returns for all share classes of the Fund.

Emerging-markets debt lost ground as the Fed continued to hike rates

Emerging-markets debt, as measured by the JP Morgan index, fell 3.13% in the final three months of the period, after rising 0.74% in the first three months. Early in the period, positive returns were driven by a broad recovery in global growth which was accompanied by subdued inflation, higher commodity prices and healthy inflows into the asset class.

Later in the period, emerging-markets debt struggled amid rising U.S. interest rates and escalating trade tensions, which introduced volatility across fixed-income markets. The Federal Reserve raised the federal funds target rate twice during the period, pushing this key interest-rate measure to 1.50%–1.75%. The market anticipates at least two more hikes in 2018 against a backdrop of increased fiscal spending, tax reform and benign inflation. Growing global demand and supply restraints by the Organization of the Petroleum Exporting Countries (OPEC) and Russia helped push oil prices higher, which may benefit oil exporting nations.

Fund posted a small loss amid higher U.S. rates, but surpassed its benchmark

During the period, the Fund outperformed its benchmark, largely due to an allocation to out-of-benchmark local currency debt and selections within the hard-currency corporate sector.

Local currency allocations were positive contributors, with strong performances in sovereign South Africa, Serbia, Greece and Nigeria. Within the local currency corporate sector, Mexico and Peru also aided performance. Within hard-currency corporates, the Fund benefited nicely from out-of-benchmark selections, notably in Brazil (particularly distressed situations, one of which moved out of default to performing), an oil company in Ghana, a bank issue in Mexico and in Turkish banks. The Fund was rewarded by an underweight to quasi-sovereign Venezuelan debt, although this effect was muted due to a corresponding hard currency Venezuelan sovereign allocation. As it relates to hard-currency sovereigns, underweight positions in South Africa and El Salvador boosted relative performance. The Fund also had a small exposure to derivatives instruments during the period, which marginally benefited its relative performance.

By contrast, the Fund’s performance was partly offset by exposure to Argentina, an underweight to Kazakhstan quasi-sovereigns and a position in an Israeli pharmaceutical company.

TIAA-CREF International Fixed-Income Funds ■ 2018 Semiannual Report	9

Emerging Markets Debt Fund

Performance as of April 30, 2018

Emerging Markets Debt Fund		Total return		Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year	since inception		gross	net
Institutional Class	9/26/14	-0.87%	4.43%	5.32%		0.65%	0.65%
Advisor Class	12/4/15	-0.92	4.35	5.29	†	0.73	0.73
Premier Class	9/26/14	-0.95	4.28	5.13		0.82	0.80
Retirement Class	9/26/14	-0.99	4.18	5.04		0.90	0.90
Retail Class	9/26/14	-1.02	4.00	4.95		1.17	1.00
JP Morgan Emerging Markets Bond Index Global Diversified	—	-2.41	1.27	4.61	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

Fund profile

as of 4/30/2018
Net assets	$394.12 million
Number of issues	206
Portfolio turnover rate*	46%
Option-adjusted duration†	6.48 years
Average maturity‡	11.46 years

*	The portfolio turnover rate covers the six-month period from November 1, 2017–April 30, 2018 and is not annualized.
†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

10	2018 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

Emerging Markets Debt Fund

Expense example

Six months ended April 30, 2018

Emerging Markets Debt Fund	Beginning account value (11/1/17)	Ending account value (4/30/18)	Expenses paid during period* (11/1/17–4/30/18)
Actual return
Institutional Class	$1,000.00	$ 991.26	$3.21
Advisor Class	1,000.00	990.78	3.55
Premier Class	1,000.00	990.52	3.95
Retirement Class	1,000.00	990.07	4.44
Retail Class	1,000.00	989.76	4.83
5% annual hypothetical return
Institutional Class	1,000.00	1,021.57	3.26
Advisor Class	1,000.00	1,021.22	3.61
Premier Class	1,000.00	1,020.83	4.01
Retirement Class	1,000.00	1,020.33	4.51
Retail Class	1,000.00	1,019.93	4.91

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.65% for the Institutional Class, 0.72% for the Advisor Class, 0.80% for the Premier Class, 0.90% for the Retirement Class and 0.98% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower. For more information about this expense example, please see page 8.

TIAA-CREF International Fixed-Income Funds ■ 2018 Semiannual Report	11

Emerging Markets Debt Fund

Portfolio composition

Sector	% of net assets as of 4/30/2018
Foreign government securities	48.4
Corporate bonds	46.6
Short-term investments, other assets & liabilities, net	5.0
Total	100.0

Holdings by country

% of portfolio investments as of 4/30/2018
Mexico	7.0
Brazil	6.7
Turkey	6.5
Indonesia	6.3
Argentina	5.7
South Africa	4.2
Russia	4.0
Ukraine	3.9
46 other nations	51.6
Short-term investments	4.1
Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 4/30/2018
Less than 1 year	1.3
1–3 years	4.2
3–5 years	15.4
5–10 years	49.7
Over 10 years	29.4
Total	100.0

Holdings by credit quality*

% of fixed-income investments (excluding short-term investments) as of 4/30/2018
Aa/AA	1.0
A/A	5.8
Baa/BBB	28.3
Ba/BB	27.9
B/B	32.8
Below B/B	1.8
Non-rated	2.4
Total	100.0

*	Credit quality ratings are based on the J.P. Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

12	2018 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

International Bond Fund

Performance for the six months ended April 30, 2018

The International Bond Fund returned 1.20% for the Institutional Class, compared with the 1.28% return of its benchmark, the Bloomberg Barclays Global Aggregate Ex-USD Index (Hedged). For the one-year period ended April 30, 2018, the Fund returned 3.61% versus 2.66% for the index. The table on the following page shows returns for all share classes of the Fund.

Increased volatility led to a flight to quality

The six-month period saw a continuation of the global economic expansion that began in late 2016, as muted inflationary pressures allowed risk assets to outperform. Though inflationary pressures remained modest, expectations of tighter monetary conditions and questions around the sustainability of global economic momentum grew, contributing to a rise in market volatility. Core global central banks tilted more hawkish during the period. The Federal Reserve raised the federal funds target rate twice during the period—most recently in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%. The European Central Bank continued to clearly communicate the gradual winding down of its accommodative monetary policy. In the United Kingdom, the Bank of England increased its benchmark rate from 0.25% to 0.50% in November 2017, setting the stage for another potential policy rate hike in the second half of 2018.

The period was divided in terms of performance. In the final months of 2017, higher-risk credit sectors outperformed Treasuries and developed-market government bonds. The best-performing sectors were sovereigns and corporates. Treasuries lagged but still saw positive performance, while German and Japanese government bonds underperformed. During the first four months of 2018, however, the tables turned, and the Treasury segment outperformed credit sectors as rising volatility weighed on assets with higher levels of risk. European high-yield bonds and emerging-markets and investment-grade credit all underperformed developed- and emerging-markets Treasuries.

Fund advanced but slightly trailed its benchmark

For the six-month period, the Fund advanced but slightly lagged its benchmark. The Fund’s relative performance benefited from non-U.S.-dollar market yield curve positioning, as well as security selection in European and emerging-markets local Treasuries. Security selection in emerging-markets sovereign bonds also helped, as did an overweight to peripheral Europe, driven by the Spain upgrade and a reduction in tail risk in Italy. The Fund’s U.S. Treasury interest-rate exposure negated some of the yield curve gains that stemmed from non-U.S.-dollar markets. While the allocation to unhedged currency aided the Fund’s returns in both developed- and emerging-markets currencies, some of this positive impact reversed in April 2018. The Fund also had a small exposure to derivatives instruments during the period, which detracted from its relative performance.

TIAA-CREF International Fixed-Income Funds ■ 2018 Semiannual Report	13

International Bond Fund

Performance as of April 30, 2018

International Bond Fund		Total return		Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year	since inception		gross	net
Institutional Class	8/5/16	1.20%	3.61%	1.61%		0.70%	0.65%
Advisor Class	8/5/16	1.10	3.51	1.58		0.78	0.73
Premier Class	8/5/16	1.10	3.40	1.49		0.84	0.79
Retirement Class	8/5/16	1.05	3.35	1.38		0.95	0.90
Retail Class	8/5/16	1.05	3.35	1.35		0.96	0.90
Bloomberg Barclays Global Aggregate Ex-USD Index (Hedged)	—	1.28	2.66	0.93	†	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	Performance is calculated from the inception date of the Institutional Class.

Fund profile

as of 4/30/2018
Net assets	$264.90 million
Number of issues	243
Portfolio turnover rate*	41%
Option-adjusted duration†	7.13 years
Average maturity‡	8.75 years

*	The portfolio turnover rate covers the six-month period from November 1, 2017–April 30, 2018 and is not annualized.
†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

14	2018 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

International Bond Fund

Expense example

Six months ended April 30, 2018

International Bond Fund	Beginning account value (11/1/17)	Ending account value (4/30/18)	Expenses paid during period* (11/1/17–4/30/18)
Actual return
Institutional Class	$1,000.00	$1,012.04	$3.24
Advisor Class	1,000.00	1,011.01	3.29
Premier Class	1,000.00	1,011.00	3.99
Retirement Class	1,000.00	1,010.47	4.49
Retail Class	1,000.00	1,010.47	4.98
5% annual hypothetical return
Institutional Class	1,000.00	1,021.57	3.26
Advisor Class	1,000.00	1,021.52	3.31
Premier Class	1,000.00	1,020.83	4.01
Retirement Class	1,000.00	1,020.33	4.51
Retail Class	1,000.00	1,019.84	5.01

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.65% for the Institutional Class, 0.66% for the Advisor Class, 0.80% for the Premier Class, 0.90% for the Retirement Class and 1.00% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower. For more information about this expense example, please see page 8.

TIAA-CREF International Fixed-Income Funds ■ 2018 Semiannual Report	15

International Bond Fund

Portfolio composition

Sector	% of net assets as of 4/30/2018
Foreign government securities	69.0
Corporate bonds	23.3
Bank loan obligations	2.0
Short-term investments, other assets & liabilities, net	5.7
Total	100.0

Holdings by country

% of portfolio investments as of 4/30/2018
Japan	14.1
United States	12.7
United Kingdom	8.2
Italy	7.0
Spain	5.5
France	4.6
Korea, Republic of	3.3
Canada	2.7
50 other nations	38.6
Short-term investments	3.3
Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 4/30/2018
Less than 1 year	2.7
1–3 years	9.4
3–5 years	20.0
5–10 years	43.2
Over 10 years	24.7
Total	100.0

Holdings by credit quality*

% of fixed-income investments (excluding short-term investments) as of 4/30/2018
Aaa/AAA	9.1
Aa/AA	16.1
A/A	30.3
Baa/BBB	24.5
Ba/BB	8.3
B/B	11.5
Below B/B	0.1
Non-rated	0.1
Total	100.0

*	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

16	2018 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

Summary portfolio of investments (unaudited)

Emerging Markets Debt Fund  ■  April 30, 2018

Principal		Issuer		Value	% of net assets
BONDS
CORPORATE BONDS
ARGENTINA
$5,950,000	g,i	YPF S.A., Argentina Deposit Rates Badlar + 4.000%	6.950%–26.563%, 07/07/20–12/15/47	$5,196,631	1.3%
		Other		6,591,730	1.7
				11,788,361	3.0
BAHRAIN				1,747,976	0.4
BRAZIL
4,325,000		Petrobras Global Finance BV	5.625%–7.375%, 01/17/27–05/20/43	4,095,620	1.0
		Other		13,352,896	3.4
				17,448,516	4.4
CHILE
2,350,000	g	Banco del Estado de Chile	2.668%, 01/08/21	2,291,250	0.6
		Other		4,865,577	1.2
				7,156,827	1.8
CHINA				3,630,791	0.9
COLOMBIA				6,975,250	1.8
GHANA
3,000,000	g	Tullow Oil plc	6.250%, 04/15/22	3,045,000	0.8
		Other		1,748,805	0.4
				4,793,805	1.2
INDIA
2,300,000	g	Azure Power Energy Ltd	5.500%, 11/03/22	2,248,469	0.6
2,400,000	g	ICICI Bank Ltd	3.800%, 12/14/27	2,220,393	0.6
		Other		3,740,832	0.9
				8,209,694	2.1
INDONESIA				16,959,995	4.3
ISRAEL				4,577,237	1.2
JAMAICA				1,138,326	0.3
KAZAKHSTAN				6,003,872	1.5
MACAU				1,940,020	0.5
MALAYSIA				1,906,334	0.5
MEXICO
2,625,000	g	BBVA Bancomer S.A.	5.125%, 01/18/33	2,477,344	0.6
2,225,000	g	Cometa Energia S.A. de C.V.	6.375%, 04/24/35	2,180,500	0.6
2,000,000		Grupo Financiero Santander Mexico SAB de C.V.	8.500%, 12/30/49	2,210,000	0.6
4,550,000		Petroleos Mexicanos	6.500%, 03/13/27	4,700,150	1.2
4,175,000	g	Petroleos Mexicanos	5.350%–6.350%, 02/12/28–02/12/48	3,900,715	1.0
		Other		7,999,832	2.0
				23,468,541	6.0

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2018 Semiannual Report	17

Summary portfolio of investments (unaudited)	continued

Emerging Markets Debt Fund  ■  April 30, 2018

Principal		Issuer		Value	% of net assets
NIGERIA				$3,735,689	0.9%
OMAN				3,388,358	0.9
PERU
$3,800,000	g	Petroleos del Peru S.A.	4.750%–5.625%, 06/19/32–06/19/47	3,648,450	1.0
		Other		8,801,229	2.2
				12,449,679	3.2
RUSSIA				6,854,347	1.7
SOUTH AFRICA
4,000,000	g	Eskom Holdings SOC Ltd	5.750%, 01/26/21	3,987,724	1.0
		Other		3,868,567	1.0
				7,856,291	2.0
SWITZERLAND				1,977,594	0.5
TRINIDAD AND TOBAGO				450,450	0.1
TURKEY				15,736,264	3.9
UKRAINE
4,000,000	g	Ukreximbank Via Biz Finance plc	9.625%–9.750%, 04/27/22–01/22/25	4,164,184	1.1
		Other		1,579,490	0.4
				5,743,674	1.5
UNITED ARAB EMIRATES				1,575,801	0.4
UNITED KINGDOM				1,620,000	0.4
URUGUAY				1,654,125	0.4
VENEZUELA				830,263	0.2
ZAMBIA
2,300,000	g	First Quantum Minerals Ltd	6.500%, 03/01/24	2,185,000	0.6
				2,185,000	0.6
			TOTAL CORPORATE BONDS (Cost $188,868,363)	183,803,080	46.6
GOVERNMENT BONDS
ARGENTINA
3,200,000		Argentina Republic Government International Bond	5.875%, 01/11/28	2,931,200	0.7
3,500,000	g	Argentina Republic Government International Bond	7.125%, 06/28/17	3,109,750	0.8
2,650,000	g	Provincia de Buenos Aires	7.875%, 06/15/27	2,689,750	0.7
		Other		1,764,875	0.4
				10,495,575	2.6
BAHRAIN				2,281,067	0.6
BARBADOS				128,625	0.0
BELARUS				1,399,350	0.3

18	2018 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Emerging Markets Debt Fund  ■  April 30, 2018

Principal			Issuer		Value	% of net assets
BRAZIL
BRL	7,650,000		Brazil Notas do Tesouro Nacional Serie F	10.000%, 01/01/21	$2,291,292	0.6%
	$10,600,000		Brazil Notas do Tesouro Nacional Serie F	10.000%, 01/01/29	3,062,578	0.8
			Other		3,544,500	0.9
					8,898,370	2.3
COLOMBIA
COP	6,225,000,000		Colombian TES	7.500%, 08/26/26	2,391,768	0.6
			Other		1,902,162	0.5
					4,293,930	1.1
COSTA RICA
	$2,500,000	g	Costa Rica Government International Bond	7.158%, 03/12/45	2,531,900	0.6
					2,531,900	0.6
COTE D’IVOIRE					3,600,503	0.9
DOMINICAN REPUBLIC
DOP	124,000,000	g	Dominican Republic International Bond	11.250%, 02/05/27	2,761,310	0.7
	$3,160,000	g	Dominican Republic International Bond	7.450%, 04/30/44	3,460,200	0.9
			Other		3,639,000	0.9
					9,860,510	2.5
ECUADOR
	3,150,000	g	Ecuador Government International Bond	9.650%, 12/13/26	3,102,750	0.8
	3,500,000	g	Ecuador Government International Bond	7.875%, 01/23/28	3,097,500	0.8
			Other		3,659,389	0.9
					9,859,639	2.5
EGYPT
	2,550,000	g	Egypt Government International Bond	8.500%, 01/31/47	2,730,341	0.7
			Other		3,299,590	0.8
					6,029,931	1.5
EL SALVADOR
	1,950,000	g	El Salvador Government International Bond	8.625%, 02/28/29	2,227,875	0.5
			Other		1,911,000	0.5
					4,138,875	1.0
GHANA					789,006	0.2
GREECE
EUR	2,850,000	g	Hellenic Republic Government Bond	3.375%, 02/15/25	3,415,668	0.9
					3,415,668	0.9
GUATEMALA					1,584,000	0.4
INDONESIA
	$3,975,000	g	Perusahaan Penerbit SBSN Indonesia III	4.400%, 03/01/28	3,930,480	1.0
			Other		3,816,436	1.0
					7,746,916	2.0
IRAQ					1,999,464	0.5

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2018 Semiannual Report	19

Summary portfolio of investments (unaudited)	continued

Emerging Markets Debt Fund  ■  April 30, 2018

Principal			Issuer		Value	% of net assets
JAMAICA
	$2,500,000		Jamaica Government International Bond	6.750%, 04/28/28	$2,758,750	0.7%
			Other		1,175,000	0.3
					3,933,750	1.0
JORDAN					1,435,443	0.4
KENYA					2,346,943	0.6
LEBANON
	3,200,000		Lebanon Government International Bond	6.250%, 11/04/24	2,954,307	0.8
			Other		3,166,400	0.8
					6,120,707	1.6
MALAYSIA
MYR	10,300,000		Malaysia Government Bond	3.795%, 09/30/22	2,609,493	0.7
					2,609,493	0.7
MEXICO
MXN	60,540,000		Mexican Bonos	6.500%, 06/09/22	3,135,661	0.8
					3,135,661	0.8
MONGOLIA
	$2,950,000	g	Mongolia Government International Bond	5.125%, 12/05/22	2,836,679	0.7
					2,836,679	0.7
NIGERIA
	2,500,000	g	Nigeria Government International Bond	7.696%, 02/23/38	2,568,290	0.7
			Other		1,736,863	0.4
					4,305,153	1.1
OMAN					1,107,000	0.3
PAKISTAN
	2,750,000	g	Pakistan Government International Bond	6.875%, 12/05/27	2,572,853	0.7
					2,572,853	0.7
PARAGUAY
	2,400,000	g	Paraguay Government International Bond	5.600%, 03/13/48	2,400,000	0.6
					2,400,000	0.6
PERU					2,771,424	0.7
POLAND
PLN	8,900,000		Republic of Poland Government Bond	2.500%, 07/25/26	2,449,686	0.6
					2,449,686	0.6
REPUBLIC OF SERBIA					3,324,082	0.8
RUSSIA
RUB	163,500,000		Russian Federal Bond - Federal Loan Obligation	7.000%, 08/16/23	2,622,673	0.7
	$3,000,000	g	Russian Foreign Bond - Eurobond	4.375%, 03/21/29	2,906,130	0.7
	2,600,000	g	Russian Foreign Bond - Eurobond	5.250%, 06/23/47	2,519,286	0.6
			Other		879,384	0.3
					8,927,473	2.3

20	2018 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Emerging Markets Debt Fund  ■  April 30, 2018

Principal			Issuer		Value	% of net assets
RWANDA					$1,535,379	0.4%
SENEGAL
	$3,900,000	g	Senegal Government International Bond	4.750%–6.750%, 03/13/28–03/13/48	3,959,654	1.0
					3,959,654	1.0
SOUTH AFRICA
	2,350,000		South Africa Government International Bond	5.875%, 09/16/25	2,465,695	0.6
ZAR	63,600,000		South Africa Government International Bond	7.000%, 02/28/31	4,439,678	1.1
			Other		1,788,433	0.5
					8,693,806	2.2
SRI LANKA
	$4,250,000	g	Sri Lanka Government International Bond	6.750%, 04/18/28	4,229,825	1.1
			Other		1,889,031	0.5
					6,118,856	1.6
THAILAND
THB	81,200,000		Thailand Government International Bond	3.400%, 06/17/36	2,666,980	0.7
					2,666,980	0.7
TUNISIA
	$3,000,000	g	Banque Centrale de Tunisie S.A.	5.750%, 01/30/25	2,777,931	0.7
					2,777,931	0.7
TURKEY
	2,850,000		Turkey Government International Bond	6.000%, 03/25/27	2,861,086	0.7
	3,775,000		Turkey Government International Bond	5.125%, 02/17/28	3,528,500	0.9
			Other		3,149,089	0.8
					9,538,675	2.4
UKRAINE
	3,575,000	g	Ukraine Government International Bond	7.750%, 09/01/23	3,601,813	0.9
	2,250,000	g	Ukraine Government International Bond	7.750%, 09/01/27	2,206,350	0.6
	3,800,000	g	Ukraine Government International Bond	7.375%, 09/25/32	3,506,480	0.9
			Other		1,836,959	0.4
					11,151,602	2.8
URUGUAY
	3,450,000		Uruguay Government International Bond	5.100%, 06/18/50	3,389,625	0.9
	84,000,000	g	Uruguay Government International Bond	4.375%–9.875%, 06/20/22–03/15/28	4,820,036	1.2
			Other		676,240	0.2
					8,885,901	2.3
VENEZUELA					1,624,375	0.4

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2018 Semiannual Report	21

Summary portfolio of investments (unaudited)	concluded

Emerging Markets Debt Fund  ■  April 30, 2018

Principal		Issuer		Value	% of net assets
ZAMBIA
$3,500,000	g	Zambia Government International Bond	8.500%, 04/14/24	$3,526,597	0.9%
		Other		753,749	0.2
				4,280,346	1.1
			TOTAL GOVERNMENT BONDS (Cost $194,054,362)	190,563,181	48.4
			TOTAL BONDS (Cost $382,922,725)	374,366,261	95.0
SHORT-TERM INVESTMENTS
ARGENTINA				1,046,391	0.2
				1,046,391	0.2
EGYPT				1,782,372	0.5
				1,782,372	0.5
NIGERIA				1,909,911	0.5
				1,909,911	0.5
UNITED STATES
11,300,000		Federal Home Loan Bank (FHLB)	1.580%, 05/01/18	11,300,000	2.9
				11,300,000	2.9
			TOTAL SHORT-TERM INVESTMENTS (Cost $16,000,049)	16,038,674	4.1
			TOTAL PORTFOLIO (Cost $398,922,774)	390,404,935	99.1
			OTHER ASSETS & LIABILITIES, NET	3,716,467	0.9
			NET ASSETS	$394,121,402	100.0%

Abbreviation(s):

BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Peso
EUR	Euro
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
ZAR	South African Rand

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2018, the aggregate value of these securities amounted to $280,879,492 or 71.3% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent less than 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

22	2018 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Summary of market values by sector (unaudited)

Emerging Markets Debt Fund  ■  April 30, 2018

		% of net
Sector	Value	assets
GOVERNMENT	$190,563,181	48.4%
FINANCIALS	53,936,000	13.7
ENERGY	43,883,290	11.1
UTILITIES	28,674,677	7.3
TELECOMMUNICATION SERVICES	15,565,161	3.9
INDUSTRIALS	11,458,859	2.9
MATERIALS	8,999,889	2.3
CONSUMER DISCRETIONARY	8,840,188	2.2
CONSUMER STAPLES	5,988,486	1.5
REAL ESTATE	3,789,833	1.0
HEALTH CARE	2,666,697	0.7
SHORT-TERM INVESTMENTS	16,038,674	4.1
OTHER ASSETS & LIABILITIES, NET	3,716,467	0.9
NET ASSETS	$394,121,402	100.0%

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2018 Semiannual Report	23

Consolidated summary portfolio of investments (unaudited)

International Bond Fund  ■  April 30, 2018

Principal	Issuer		Value	% of net assets
BANK LOAN OBLIGATIONS
CANADA			$742,792	0.3%
IRELAND			745,514	0.3
LUXEMBOURG			996,981	0.4
UNITED STATES			2,683,757	1.0
		TOTAL BANK LOAN OBLIGATIONS (Cost $5,198,227)	5,169,044	2.0
BONDS
CORPORATE BONDS
ARGENTINA			332,625	0.1
BRAZIL			860,225	0.3
CANADA			786,250	0.3
CHILE			1,838,084	0.7
CHINA			1,831,353	0.7
COLOMBIA			1,473,255	0.6
FRANCE			1,835,290	0.7
GERMANY			1,628,019	0.6
INDIA			1,604,804	0.6
INDONESIA			893,057	0.3
ISRAEL			1,074,794	0.4
ITALY			802,388	0.3
JAPAN			1,023,571	0.4
KAZAKHSTAN			451,740	0.2
MEXICO			2,953,186	1.1
NETHERLANDS			1,535,406	0.6
OMAN			392,546	0.2
PANAMA			523,875	0.2
PERU			325,500	0.1
RUSSIA			968,089	0.4
SOUTH AFRICA			496,996	0.2
SPAIN			600,165	0.2
SWEDEN			328,825	0.1
SWITZERLAND			2,060,700	0.8
TURKEY			1,188,245	0.4

24	2018 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Consolidated summary portfolio of investments (unaudited)	continued

International Bond Fund  ■  April 30, 2018

Principal			Issuer		Value	% of net assets
UNITED ARAB EMIRATES					$395,992	0.2%
UNITED KINGDOM					3,247,220	1.2
UNITED STATES					30,204,005	11.4
				TOTAL CORPORATE BONDS (Cost $59,674,147)	61,656,205	23.3
GOVERNMENT BONDS
ARGENTINA					1,213,700	0.5
AUSTRALIA					808,493	0.3
BELGIUM					1,451,760	0.5
BERMUDA
	$1,700,000	g	Bermuda Government International Bond	4.854%, 02/06/24	1,774,324	0.7
					1,774,324	0.7
BRAZIL
BRL	5,650,000		Brazil Notas do Tesouro Nacional Serie F	10.000%, 01/01/21	1,692,262	0.6
					1,692,262	0.6
CANADA
CAD	2,450,000		Province of British Columbia Canada	2.550%, 06/18/27	1,862,111	0.7
			Other		3,546,070	1.3
					5,408,181	2.0
CHILE					1,261,920	0.5
COTE D’IVOIRE					1,220,488	0.5
CYPRUS					379,477	0.1
DOMINICAN REPUBLIC					1,015,658	0.4
ECUADOR					1,466,264	0.5
EGYPT					1,274,919	0.5
FRANCE
EUR	2,393,000		France Government Bond OAT	1.750%, 11/25/24	3,163,998	1.2
	2,340,000		French Republic Government Bond OAT	1.000%, 05/25/21	2,852,566	1.1
	1,600,000		French Republic Government Bond OAT	0.750%, 05/25/28	1,925,420	0.7
	1,250,000	g	French Republic Government Bond OAT	2.000%, 05/25/48	1,641,943	0.6
			Other		514,881	0.2
					10,098,808	3.8
GERMANY					1,211,684	0.5
GREECE
	2,100,000	g	Hellenic Republic Government Bond	4.375%, 08/01/22	2,701,360	1.0
	2,800,000	g	Hellenic Republic Government Bond	3.375%, 02/15/25	3,355,744	1.3
					6,057,104	2.3
HONDURAS
	$1,350,000	g	Honduras Government International Bond	7.500%, 03/15/24	1,464,210	0.5
					1,464,210	0.5

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2018 Semiannual Report	25

Consolidated summary portfolio of investments (unaudited)	continued

International Bond Fund  ■  April 30, 2018

Principal			Issuer		Value	% of net assets
INDONESIA					$2,252,394	0.8%
ISRAEL
ILS	5,250,000		Israel Government Bond-Fixed	5.500%, 01/31/42	2,127,510	0.8
			Other		1,760,660	0.7
					3,888,170	1.5
ITALY
EUR	2,075,000		Italy Buoni Poliennali Del Tesoro	0.350%, 06/15/20	2,533,440	0.9
	4,225,000		Italy Buoni Poliennali Del Tesoro	0.900%, 08/01/22	5,195,982	2.0
	5,425,000		Italy Buoni Poliennali Del Tesoro	1.250%, 12/01/26	6,400,891	2.4
	1,575,000	g	Italy Buoni Poliennali Del Tesoro	2.950%, 09/01/38	2,016,932	0.8
			Other		1,069,206	0.4
					17,216,451	6.5
JAPAN
JPY	738,150,000		Japan Government Five Year Bond	0.200%, 06/20/19	6,777,719	2.6
	650,450,000		Japan Government Ten Year Bond	0.100%, 09/20/26	5,996,599	2.3
	289,950,000		Japan Government Thirty Year Bond	2.500%, 09/20/34	3,552,224	1.3
	457,700,000		Japan Government Thirty Year Bond	0.500%, 09/20/46	3,950,108	1.5
	249,600,000		Japan Government Twenty Year Bond	1.900%, 03/22/21	2,417,124	0.9
	340,000,000		Japan Government Twenty Year Bond	2.100%, 03/20/26	3,629,077	1.4
	229,000,000		Japan Government Twenty Year Bond	1.800%, 09/20/31	2,533,114	0.9
	305,000,000		Japan Government Twenty Year Bond	0.600%, 12/20/36	2,853,513	1.1
	180,000,000		Japan Government Two Year Bond	0.100%, 02/15/19	1,649,676	0.6
			Other		3,104,094	1.2
					36,463,248	13.8
JORDAN					462,261	0.2
KENYA					387,144	0.1
KOREA, REPUBLIC OF
KRW	5,764,500,000		Korea Treasury Bond	1.375%, 09/10/21	5,230,817	2.0
	1,800,000,000		Korea Treasury Bond	1.500%, 12/10/26	1,531,228	0.6
			Other		1,819,437	0.7
					8,581,482	3.3
LEBANON					1,273,406	0.5
MALAYSIA					1,013,395	0.4
MEXICO					1,901,208	0.7
MONGOLIA					509,604	0.2
NETHERLANDS
EUR	1,950,000	g	Netherlands Government Bond	0.750%, 07/15/28	2,366,629	0.9
			Other		1,443,645	0.5
					3,810,274	1.4
NEW ZEALAND					417,096	0.2
NIGERIA					1,343,578	0.5

26	2018 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Consolidated summary portfolio of investments (unaudited)	continued

International Bond Fund  ■  April 30, 2018

Principal			Issuer		Value	% of net assets
NORWAY
NOK	17,000,000	g	Norway Government Bond	2.000%, 04/26/28	$2,128,995	0.8%
					2,128,995	0.8
PAKISTAN					935,583	0.4
PERU
PEN	4,480,000	g	Peruvian Government International Bond	8.200%, 08/12/26	1,673,205	0.6
					1,673,205	0.6
POLAND
PLN	8,165,000		Poland Government International Bond	4.000%, 10/25/23	2,502,261	0.9
			Other		1,169,095	0.5
					3,671,356	1.4
RUSSIA					2,559,937	1.0
SAUDI ARABIA
	$2,000,000	g	Saudi Government International Bond	4.500%, 04/17/30	1,973,028	0.7
					1,973,028	0.7
SENEGAL					1,968,646	0.7
SINGAPORE
SGD	4,250,000		Singapore Government Bond	1.750%, 04/01/22	3,160,683	1.2
					3,160,683	1.2
SOUTH AFRICA
ZAR	16,950,000		South Africa Government International Bond	10.500%, 12/21/26	1,553,539	0.6
			Other		1,756,776	0.6
					3,310,315	1.2
SPAIN
EUR	1,200,000		Spain Government Bond	0.450%, 10/31/22	1,465,325	0.5
	2,210,000		Spain Government International Bond	0.400%, 04/30/22	2,703,719	1.0
	3,600,000	g	Spain Government International Bond	2.750%, 10/31/24	4,931,613	1.9
	2,425,000	g	Spain Government International Bond	2.350%, 07/30/33	3,146,896	1.2
			Other		1,297,507	0.5
					13,545,060	5.1
SRI LANKA					1,242,164	0.5
SUPRANATIONAL
AUD	2,150,000		Inter-American Development Bank	4.750%, 08/27/24	1,786,309	0.7
	2,000,000		International Bank for Reconstruction & Development	2.800%, 01/12/22	1,516,000	0.6
			Other		1,784,043	0.6
					5,086,352	1.9
SWEDEN					1,031,221	0.4
THAILAND
THB	50,000,000		Thailand Government International Bond	1.875%, 06/17/22	1,587,221	0.6
	70,500,000		Thailand Government International Bond	3.400%, 06/17/36	2,315,543	0.9
					3,902,764	1.5

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2018 Semiannual Report	27

Consolidated summary portfolio of investments (unaudited)	continued

International Bond Fund  ■  April 30, 2018

Principal			Issuer		Value	% of net assets
UNITED KINGDOM
GBP	1,250,000		United Kingdom Gilt	1.750%, 07/22/19	$1,743,244	0.7%
	2,960,000		United Kingdom Gilt	1.500%, 01/22/21	4,149,709	1.6
	1,600,000		United Kingdom Gilt	0.500%, 07/22/22	2,158,788	0.8
	1,230,000		United Kingdom Gilt	4.750%, 12/07/30	2,298,298	0.9
	1,175,000		United Kingdom Gilt	4.250%, 03/07/36	2,233,415	0.8
	3,205,000		United Kingdom Gilt	1.500%, 07/22/47	4,085,642	1.5
			Other		1,251,578	0.5
					17,920,674	6.8
URUGUAY					1,491,302	0.5
				TOTAL GOVERNMENT BONDS (Cost $179,327,090)	182,920,248	69.0
				TOTAL BONDS (Cost $239,001,237)	244,576,453	92.3
SHORT-TERM INVESTMENTS
EGYPT
EGP	28,200,000	j	Egypt Treasury Bills	0.000%, 08/21/18	1,518,219	0.6
					1,518,219	0.6
NIGERIA
NGN	550,000,000	j	Nigeria Treasury Bill	0.000%, 08/02/18	1,487,399	0.5
			Other		839,911	0.3
					2,327,310	0.8
UNITED STATES
	$4,720,000		Federal Home Loan Bank (FHLB)	1.580%, 05/01/18	4,720,000	1.8
					4,720,000	1.8
				TOTAL SHORT-TERM INVESTMENTS (Cost $8,482,838)	8,565,529	3.2
				TOTAL PORTFOLIO (Cost $252,682,302)	258,311,026	97.5
				OTHER ASSETS & LIABILITIES, NET	6,586,844	2.5
				NET ASSETS	$264,897,870	100.0%

28	2018 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Consolidated summary portfolio of investments (unaudited)	continued

International Bond Fund  ■  April 30, 2018

Abbreviation(s):

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
ILS	Israeli new Shekel
JPY	Japanese Yen
KRW	South Korean Won
NGN	Nigerian Naira
NOK	Norwegian Krone
PEN	Peruvian Sol
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2018, the aggregate value of these securities amounted to $73,166,333 or 27.6% of net assets.

j	Zero coupon

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent less than 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Consolidated summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2018 Semiannual Report	29

Consolidated summary portfolio of investments (unaudited)	concluded

International Bond Fund  ■  April 30, 2018

Forward foreign currency contracts outstanding as of April 30, 2018 were as follows (see Note 3):

Currency		Currency				Unrealized
to be		to be				appreciation
purchased	Receive	sold	Deliver	Counterparty	Settlement date	(depreciation )
	$4,166,930	AUD	5,509,626	Bank of America	5/31/2018	$18,788
	$90,111,961	EUR	73,877,341	Bank of America	5/31/2018	693,807
	$5,672,647	KRW	6,146,653,635	Bank of America	5/31/2018	(69,742)
	$705,084	NZD	998,324	Bank of America	5/31/2018	2,753
	$1,068,586	SEK	9,127,503	Bank of America	5/31/2018	23,808
	$1,705,165	ZAR	21,362,810	Bank of America	5/31/2018	(1,269)
Total						$668,145
	$5,433,403	CAD	6,988,401	CITIBANK N.A.	5/31/2018	$(12,882)
	$23,980,553	GBP	17,182,212	CITIBANK N.A.	5/31/2018	291,449
	$1,069,017	NOK	8,506,290	CITIBANK N.A.	5/31/2018	7,564
	$2,861,100	PLN	9,947,599	CITIBANK N.A.	5/30/2018	25,992
	$1,583,872	SGD	2,103,664	CITIBANK N.A.	5/31/2018	(3,583)
Total						$308,540
	$1,979,548	THB	62,551,735	Morgan Stanley	5/31/2018	$(4,175)
	$32,966,297	JPY	3,597,605,389	Toronto Dominion Bank	5/31/2018	(10,954)
Total						$961,556

Abbreviation(s):

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand

30	2018 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Consolidated summary of market values by sector (unaudited)

International Bond Fund  ■  April 30, 2018

		% of net
Sector	Value	assets
GOVERNMENT	$182,920,248	69.0%
FINANCIALS	21,282,722	8.0
CONSUMER DISCRETIONARY	7,875,671	3.0
MATERIALS	6,530,338	2.5
ENERGY	5,462,994	2.1
INDUSTRIALS	5,167,418	1.9
UTILITIES	4,640,955	1.7
HEALTH CARE	4,608,051	1.7
TELECOMMUNICATION SERVICES	3,987,453	1.6
INFORMATION TECHNOLOGY	3,881,259	1.5
REAL ESTATE	1,866,815	0.7
CONSUMER STAPLES	1,521,573	0.6
SHORT-TERM INVESTMENTS	8,565,529	3.2
OTHER ASSETS & LIABILITIES, NET	6,586,844	2.5
NET ASSETS	$264,897,870	100.0%

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2018 Semiannual Report	31

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds  ■  April 30, 2018

	Emerging Markets Debt Fund	International Bond Fund§

ASSETS
Portfolio investments, at value†	$390,404,935	$258,311,026
Cash	28,021	58,795
Cash – foreign^	1,924	10,675
Receivable from securities transactions	—	603,861
Receivable from Fund shares sold	4,791,001	3,960,783
Unrealized appreciation on forward foreign currency contracts	—	961,556
Dividends and interest receivable	5,389,143	2,146,251
Due from affiliates	—	1,793
Other	7,733	2,804
Total assets	400,622,757	266,057,544

LIABILITIES
Management fees payable	29,369	19,695
Service agreement fees payable	2,657	185
Distribution fees payable	1,895	554
Due to affiliates	3,663	3,458
Payable for securities transactions	4,585,577	613,679
Payable for delayed delivery securities	1,730,732	420,321
Payable for Fund shares redeemed	33,007	—
Payable for trustee compensation	8,193	3,286
Accrued expenses and other payables	106,262	98,496
Total liabilities	6,501,355	1,159,674
NET ASSETS	$394,121,402	$264,897,870

NET ASSETS CONSIST OF:
Paid-in-capital	$397,554,375	$264,382,389
Undistributed net investment income (loss)	3,022,089	(2,080,760)
Accumulated net realized gain (loss) on total investments	2,082,485	(3,978,816)
Net unrealized appreciation (depreciation) on total investments	(8,537,547)	6,575,057
NET ASSETS	$394,121,402	$264,897,870

INSTITUTIONAL CLASS:
Net assets	$354,435,478	$255,479,605
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	35,847,701	25,731,281
Net asset value per share	$9.89	$9.93

ADVISOR CLASS:
Net assets	$11,788,371	$995,587
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,190,700	100,232
Net asset value per share	$9.90	$9.93

32	2018 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Funds  ■  April 30, 2018

	Emerging Markets Debt Fund	International Bond Fund§

PREMIER CLASS:
Net assets	$562,522	$992,780
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	56,951	100,000
Net asset value per share	$9.88	$9.93

RETIREMENT CLASS:
Net assets	$18,605,876	$5,335,432
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,883,189	537,918
Net asset value per share	$9.88	$9.92

RETAIL CLASS:
Net assets	$8,729,155	$2,094,466
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	883,199	211,219
Net asset value per share	$9.88	$9.92
§ Consolidated statement of assets and liabilities (see Note 1)
† Portfolio investments, cost	$398,922,774	$252,682,302
^ Foreign cash, cost	$1,924	$10,681

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2018 Semiannual Report	33

Statements of operations (unaudited)

TIAA-CREF Funds  ■  For the period ended April 30, 2018

	Emerging Markets Debt Fund	International Bond Fund§

INVESTMENT INCOME
Interest*	$12,010,246	$3,327,509
Total income	12,010,246	3,327,509

EXPENSES
Management fees	1,054,709	717,512
Shareholder servicing — Institutional Class	553	308
Shareholder servicing — Advisor Class	2,817	23
Shareholder servicing — Premier Class	28	13
Shareholder servicing — Retirement Class	22,603	4,991
Shareholder servicing — Retail Class	2,351	1,641
Distribution fees — Premier Class	342	738
Distribution fees — Retail Class	6,959	2,321
Administrative service fees	72,471	69,874
Professional fees	36,828	51,808
Trustee fees and expenses	1,647	1,066
Other expenses	99,206	103,103
Total expenses	1,300,514	953,398
Less: Expenses reimbursed by the investment adviser	(18,527)	(95,833)
Net expenses	1,281,987	857,565
Net investment income (loss)	10,728,259	2,469,944

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments‡	3,127,401	425,497
Forward foreign currency contracts	(98,574)	(5,627,159)
Foreign currency transactions	(821,439)	2,916,564
Net realized gain (loss) on total investments	2,207,388	(2,285,098)
Change in unrealized appreciation (depreciation) on:
Portfolio investments	(17,056,089)	1,146,866
Forward foreign currency contracts	98,056	1,688,939
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	2,636	(8,350)
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	(16,955,397)	2,827,455
Net realized and unrealized gain (loss) on total investments	(14,748,009)	542,357
Net increase (decrease) in net assets from operations	$(4,019,750)	$3,012,301
* Net foreign withholding taxes of	$56,944	$25,098
§ Consolidated statement of operations (see Note 1)
‡ Includes net change in unrealized foreign capital gains taxes of	$(3,107)	$—

34	2018 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

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See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2018 Semiannual Report	35

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Emerging Markets Debt Fund		International Bond Fund§
		April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017
		(unaudited )		(unaudited )

OPERATIONS
Net investment income (loss)		$10,728,259	$18,475,188	$2,469,944	$4,369,023
Net realized gain (loss) on total investments		2,207,388	7,537,097	(2,285,098)	(6,198,014)
Net change in unrealized appreciation (depreciation) on total investments		(16,955,397)	4,388,875	2,827,455	10,636,749
Net increase (decrease) in net assets from operations		(4,019,750)	30,401,160	3,012,301	8,807,758

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(9,824,412)	(16,188,091)	(1,984,385)	(6,731,828)
	Advisor Class	(121,755)	(6,331)	(7,890)	(24,645)
	Premier Class	(12,342)	(13,692)	(6,851)	(24,035)
	Retirement Class	(496,840)	(416,890)	(19,005)	(39,064)
	Retail Class	(120,115)	(63,462)	(11,139)	(28,195)
From realized gains:	Institutional Class	(6,821,183)	(663,719)	—	(139,676)
	Advisor Class	(3,757)	(257)	—	(549)
	Premier Class	(7,408)	(586)	—	(549)
	Retirement Class	(365,875)	(14,115)	—	(835)
	Retail Class	(42,579)	(2,962)	—	(648)
Total distributions		(17,816,266)	(17,370,105)	(2,029,270)	(6,990,024)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	61,083,319	96,325,668	53,013,776	118,597,792
	Advisor Class	12,969,525	23,180	—	2,200
	Premier Class	253,294	105,343	—	—
	Retirement Class	8,284,629	9,432,266	2,910,855	1,815,749
	Retail Class	9,172,156	1,338,689	450,223	637,515
Reinvestments of distributions:	Institutional Class	7,226,293	1,260,598	1,968	141,313
	Advisor Class	120,045	350	18	15
	Premier Class	7,587	626	—	—
	Retirement Class	862,232	430,469	12,682	15,579
	Retail Class	155,955	65,349	4,559	4,595
Redemptions:	Institutional Class	(31,578,211)	(46,115,427)	(42,540,764)	(103,871,804)
	Advisor Class	(1,078,694)	—	—	—
	Premier Class	(44,537)	(10)	—	—
	Retirement Class	(2,835,355)	(4,473,446)	(483,399)	(367,034)
	Retail Class	(1,856,076)	(1,412,607)	(58,763)	(105,196)
Net increase (decrease) from shareholder transactions		62,742,162	56,981,048	13,311,155	16,870,724
Net increase (decrease) in net assets		40,906,146	70,012,103	14,294,186	18,688,458

NET ASSETS
Beginning of period		353,215,256	283,203,153	250,603,684	231,915,226
End of period		$394,121,402	$353,215,256	$264,897,870	$250,603,684
Undistributed net investment income (loss) included in net assets		$3,022,089	$2,869,294	$(2,080,760)	$(2,521,434)

36	2018 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2018 Semiannual Report	37

Statements of changes in net assets	concluded

TIAA-CREF Funds  ■  For the period or year ended

		Emerging Markets Debt Fund		International Bond Fund§
		April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017
		(unaudited )		(unaudited )

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	5,961,872	9,579,797	5,345,079	12,309,878
	Advisor Class	1,271,423	2,224	—	228
	Premier Class	24,872	10,137	—	—
	Retirement Class	801,622	920,787	293,584	186,776
	Retail Class	899,733	131,060	45,460	65,635
Shares reinvested:	Institutional Class	714,355	128,642	199	14,967
	Advisor Class	12,036	33	2	2
	Premier Class	755	62	—	—
	Retirement Class	85,531	42,628	1,284	1,642
	Retail Class	15,547	6,502	461	484
Shares redeemed:	Institutional Class	(3,102,607)	(4,554,674)	(4,284,025)	(10,705,607)
	Advisor Class	(106,196)	—	—	—
	Premier Class	(4,392)	(1)	—	—
	Retirement Class	(278,660)	(445,942)	(48,771)	(37,371)
	Retail Class	(183,510)	(141,960)	(5,952)	(10,847)
Net increase (decrease) from shareholder transactions		6,112,381	5,679,295	1,347,321	1,825,787

§ Consolidated statement of changes in net assets (see Note 1)

38	2018 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2018 Semiannual Report	39

Financial highlights

TIAA-CREF Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate
EMERGING MARKETS DEBT FUND
Institutional Class:
	4/30/18	#	$10.47	$0.28		$(0.36)	$(0.08)	$(0.29)	$(0.21)	$(0.50)	$9.89	(0.87)%[b]	$354,435		0.66%[c]		0.65%[c]		5.60%[c]		46%[b]
	10/31/17		10.09	0.59		0.35	0.94	(0.54)	(0.02)	(0.56)	10.47	9.68	337,784		0.65		0.65		5.86		126
	10/31/16		9.36	0.57		0.69	1.26	(0.53)	—	(0.53)	10.09	13.93	273,626		0.68		0.65		6.02		125
	10/31/15		10.04	0.51		(0.83)	(0.32)	(0.36)	—	(0.36)	9.36	(3.15)	210,295		0.66		0.65		5.35		115
	10/31/14	*	10.00	0.04		0.00 [d]	0.04	—	—	—	10.04	0.40 [b]	53,371		8.89	[c]	0.65	[c]	4.07	[c]	3	[b]
Advisor Class:
	4/30/18	#	10.48	0.29		(0.38)	(0.09)	(0.28)	(0.21)	(0.49)	9.90	(0.92)[b]	11,788		0.73	[c]	0.72	[c]	5.97	[c]	46	[b]
	10/31/17		10.10	0.59		0.35	0.94	(0.54)	(0.02)	(0.56)	10.48	9.64	141		0.70		0.70		5.81		126
	10/31/16	‡	9.27	0.52		0.83	1.35	(0.52)	—	(0.52)	10.10	15.05 [b]	113		0.70	[c]	0.67	[c]	6.00	[c]	125
Premier Class:
	4/30/18	#	10.46	0.28		(0.37)	(0.09)	(0.28)	(0.21)	(0.49)	9.88	(0.95)[b]	563		0.82	[c]	0.80	[c]	5.52	[c]	46	[b]
	10/31/17		10.08	0.58		0.34	0.92	(0.52)	(0.02)	(0.54)	10.46	9.53	373		0.82		0.80		5.71		126
	10/31/16		9.35	0.56		0.68	1.24	(0.51)	—	(0.51)	10.08	13.78	257		0.84		0.80		5.91		125
	10/31/15		10.04	0.49		(0.84)	(0.35)	(0.34)	—	(0.34)	9.35	(3.44)	957		0.86		0.80		5.09		115
	10/31/14	*	10.00	0.04		0.00 [d]	0.04	—	—	—	10.04	0.40 [b]	1,004		10.26	[c]	0.80	[c]	3.70	[c]	3	[b]
Retirement Class:
	4/30/18	#	10.46	0.27		(0.36)	(0.09)	(0.28)	(0.21)	(0.49)	9.88	(0.99)[b]	18,606		0.91	[c]	0.90	[c]	5.38	[c]	46	[b]
	10/31/17		10.08	0.57		0.34	0.91	(0.51)	(0.02)	(0.53)	10.46	9.42	13,333		0.90		0.90		5.63		126
	10/31/16		9.35	0.55		0.69	1.24	(0.51)	—	(0.51)	10.08	13.69	7,635		0.93		0.90		5.66		125
	10/31/15		10.04	0.49		(0.84)	(0.35)	(0.34)	—	(0.34)	9.35	(3.51)	2,351		0.94		0.90		5.09		115
	10/31/14	*	10.00	0.04		0.00 [d]	0.04	—	—	—	10.04	0.40 [b]	1,218		10.22	[c]	0.90	[c]	3.70	[c]	3	[b]
Retail Class:
	4/30/18	#	10.46	0.28		(0.38)	(0.10)	(0.27)	(0.21)	(0.48)	9.88	(1.02)[b]	8,729		0.99	[c]	0.98	[c]	5.59	[c]	46	[b]
	10/31/17		10.08	0.56		0.34	0.90	(0.50)	(0.02)	(0.52)	10.46	9.28	1,585		1.17		1.00		5.50		126
	10/31/16		9.35	0.54		0.69	1.23	(0.50)	—	(0.50)	10.08	13.61	1,571		1.01		0.99		5.63		125
	10/31/15		10.04	0.48		(0.84)	(0.36)	(0.33)	—	(0.33)	9.35	(3.59)	1,257		0.97		0.97		4.96		115
	10/31/14	*	10.00	0.03		0.01	0.04	—	—	—	10.04	0.40 [b]	1,114		10.33	[c]	1.00	[c]	3.53	[c]	3	[b]

40	2018 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2018 Semiannual Report	41

Financial highlights	concluded

TIAA-CREF Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
															Ratios to average net assets
	For the		Net asset	Net		Net realized & unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate
INTERNATIONAL BOND FUND§
Institutional Class:
	4/30/18	#	$ 9.89	$0.09		$ 0.03	$ 0.12	$(0.08)	$ —	$(0.08)	$9.93	1.20%[b]	$255,480		0.72%[c]		0.65%[c]		1.90%[c]		41%[b]
	10/31/17		9.87	0.16		0.12	0.28	(0.25)	(0.01)	(0.26)	9.89	2.92	244,048		0.70		0.65		1.64		133
	10/31/16	†	10.00	0.03		(0.16)	(0.13)	—	—	—	9.87	(1.30)[b]	227,410		1.82	[c]	0.65	[c]	1.28	[c]	18	[b]
Advisor Class:
	4/30/18	#	9.90	0.09		0.02	0.11	(0.08)	—	(0.08)	9.93	1.10 [b]	996		0.73	[c]	0.66	[c]	1.90	[c]	41	[b]
	10/31/17		9.87	0.16		0.13	0.29	(0.25)	(0.01)	(0.26)	9.90	2.98	992		0.70		0.65		1.66		133
	10/31/16	†	10.00	0.02		(0.15)	(0.13)	—	—	—	9.87	(1.30)[b]	987		1.96	[c]	0.80	[c]	0.94	[c]	18	[b]
Premier Class:
	4/30/18	#	9.89	0.09		0.02	0.11	(0.07)	—	(0.07)	9.93	1.10 [b]	993		0.88	[c]	0.80	[c]	1.75	[c]	41	[b]
	10/31/17		9.87	0.15		0.12	0.27	(0.24)	(0.01)	(0.25)	9.89	2.82	989		0.84		0.79		1.51		133
	10/31/16	†	10.00	0.02		(0.15)	(0.13)	—	—	—	9.87	(1.30)[b]	987		2.50	[c]	0.80	[c]	0.94	[c]	18	[b]
Retirement Class:
	4/30/18	#	9.88	0.08		0.02	0.10	(0.06)	—	(0.06)	9.92	1.05 [b]	5,335		0.97	[c]	0.90	[c]	1.66	[c]	41	[b]
	10/31/17		9.86	0.14		0.13	0.27	(0.24)	(0.01)	(0.25)	9.88	2.79	2,883		0.95		0.90		1.44		133
	10/31/16	†	10.00	0.02		(0.16)	(0.14)	—	—	—	9.86	(1.40)[b]	1,389		2.53	[c]	0.90	[c]	0.84	[c]	18	[b]
Retail Class:
	4/30/18	#	9.88	0.08		0.02	0.10	(0.06)	—	(0.06)	9.92	1.05 [b]	2,094		1.15	[c]	1.00	[c]	1.55	[c]	41	[b]
	10/31/17		9.86	0.14		0.12	0.26	(0.23)	(0.01)	(0.24)	9.88	2.73	1,692		0.96		0.90		1.42		133
	10/31/16	†	10.00	0.02		(0.16)	(0.14)	—	—	—	9.86	(1.40)[b]	1,144		4.29	[c]	1.00	[c]	0.75	[c]	18	[b]
#	Unaudited
*	The Fund commenced operations on September 26, 2014.
§	Consolidated financial highlights (see Note 1)
†	The Fund commenced operations on August 5, 2016.
‡	The Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.

42	2018 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2018 Semiannual Report	43

Notes to financial statements (unaudited)

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”), is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Emerging Markets Debt Fund and International Bond Fund (collectively the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer five share classes: Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

44	2018 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation

TIAA-CREF International Fixed-Income Funds ■ 2018 Semiannual Report	45

Notes to financial statements (unaudited)

are included separately in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Basis for consolidation: The International Bond Fund is presented on a consolidated basis with the TIAA-CREF International Bond Fund Offshore Limited (“Subsidiary”), a wholly owned subsidiary of the International Bond Fund organized under the laws of the Cayman Islands. The Subsidiary commenced operations on March 1, 2017 and is intended to provide the Fund with exposure to Regulation S fixed-income securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private placement transactions with the Commission pursuant to Regulation S under the Securities Act of 1933.The Subsidiary is advised by Advisors and has the same investment objective as the Fund, but unlike the Fund, it may invest in Regulation S securities without limitation. As of April 30, 2018, the net assets of the Subsidiary were $11,652,544 representing 4% of the Fund’s consolidated net assets. All inter-company transactions and balances have been eliminated.

Select financial information related to the Subsidiary is as follows:

Total market value of investments	$11,512,350
Net assets	$11,652,544
Net investment income (loss)	$148,753
Net realized gain (loss)	$403,535
Net change in unrealized appreciation (depreciation)	$(218,871)

New accounting pronouncement: In March 2017, FASB issued ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will reduce losses recognized when a security is called on an earlier date. This guidance is effective for fiscal years beginning after December 15, 2018. The Funds early adopted this accounting pronouncement for this semi-annual report. The adoption did not have a material impact on the Funds’ financial statements and notes disclosures.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 1, 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Funds’ various filings.

46	2018 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

continued

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, must be adopted by December 1, 2018. In February 2018, the Commission issued Release No. IC-33010, which delayed the compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of this rule to the Funds’ financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of April 30, 2018, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt

TIAA-CREF International Fixed-Income Funds ■ 2018 Semiannual Report	47

Notes to financial statements (unaudited)

securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended April 30, 2018, there were no material transfers between levels by the Funds.

As of April 30, 2018, 100% of the value of investments in the International Bond Fund was valued based on Level 2 inputs.

The following table summarizes the market value of the Emerging Markets Debt Fund’s investments as of April 30, 2018, based on the inputs used to value them:

Regions	Level 1	Level 2	Level 3	Total
Africa/Middle East	$—	$80,333,486	$789,006	$81,122,492
Asia	—	63,202,482	—	63,202,482
Europe	—	70,301,456	1,836,959	72,138,415
Latin America	—	154,613,198	3,289,674	157,902,872
Short-term investments	—	16,038,674	—	16,038,674
Total	$—	$384,489,296	$5,915,639	$390,404,935

The following table is a reconciliation of the Emerging Markets Debt Fund’s investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments
Balance as of October 31, 2017	$7,485,491
Purchases	1,171,842
Sales	(2,355,963)
Gains (losses)	(379,352)
Change in unrealized appreciation (depreciation)	848,621
Transfers out of Level 3	(855,000)
Transfers into Level 3	—
Balance as of April 30, 2018	$5,915,639

48	2018 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

continued

The following table summarized the significant unobservable inputs used to value Level 3 investments in the Emerging Markets Debt Fund as of April 30, 2018:

Fund	Fair value as of April 30, 2018	Valuation technique	Unobservable input	Range (weighted average	)
Corporate bonds	$1,665,299	Market transaction	Discount	52.5%–86.4% (69.5%	)
Government bonds	789,006	Broker quote	*
Government bonds	1,975,375	Market transaction	Discount	32.5%–71.8% (45.7%	)
Government bonds	1,485,959	Market transaction	†
Total	$5,915,639
*	Single source broker quote.
†	Market transaction refers to the most recent known market transaction.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At April 30, 2018, the International Bond Fund has invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives
Derivative contract	Location	Fair value amount
Foreign-exchange contracts	Forward foreign currency contracts	$961,556

For the period ended April 30, 2018, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative contracts	Location	Realized gain (loss )	Change in unrealized appreciation (depreciation	)
Emerging Markets Debt Fund
Foreign-exchange contracts	Forward foreign currency contracts	$(98,574)	$98,056
International Bond Fund
Foreign-exchange contracts	Forward foreign currency contracts	(5,627,159)	1,688,939

TIAA-CREF International Fixed-Income Funds ■ 2018 Semiannual Report	49

Notes to financial statements (unaudited)

Forward foreign currency contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation in the Statements of Assets and Liabilities. The Funds realize gains and losses at the time the forward is closed. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts; from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of Assets and Liabilities. During the period ended April 30, 2018, the Emerging Markets Debt Fund and the International Bond Fund had exposure to forwards, based on underlying notional values, generally between 0% and 1%, and 65% and 71%, respectively. The forward contracts outstanding as of April 30, 2018 are disclosed in the summary portfolio of investments and the full schedules of investments.

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement, with respect to each Fund, Advisors provides asset management services to the Funds for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

The Subsidiary has entered into an investment management agreement with Advisors. Under this agreement, Advisors provides the same management services to the Subsidiary as it does to the International Bond Fund. Advisors is not compensated directly by the Subsidiary for their services, rather they are provided a management fee on the average net assets of the Fund which includes investments in the Subsidiary. The Fund bears all operating expenses of the Subsidiary.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors for providing certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of

50	2018 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

continued

the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of April 30, 2018, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment management fee range	Investment management fee—effective rate	Service agreement fee	Distribution fee
Fund			Retirement Class	Premier Class	Retail Class
Emerging Markets Debt	0.45–0.55%	0.55%	0.25%	0.15%	0.25%
International Bond	0.50–0.55	0.55	0.25	0.15	0.25

	Maximum expense amounts‡
Fund	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Emerging Markets Debt	0.65%	0.80%	0.80%	0.90%	1.00%
International Bond	0.65	0.80	0.80	0.90	1.00

‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2019. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended April 30, 2018, the Funds did not have any security transactions with affiliated entities.

As of April 30, 2018, TIAA, an affiliate, invested in the Funds. During the period, there were no redemptions. The following is the percentage of the Funds’ shares owned by affiliates as of April 30, 2018:

Underlying Fund	TIAA	TIAA-CREF Lifecycle Funds	Total
Emerging Markets Debt	—%	84%	84%
International Bond	2	96	98

TIAA-CREF International Fixed-Income Funds ■ 2018 Semiannual Report	51

Notes to financial statements (unaudited)

Note 5—investments

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At April 30, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Emerging Markets Debt	$398,983,505	$5,145,439	$(13,724,009)	$(8,578,570)
International Bond	253,653,261	9,217,423	(3,598,102)	5,619,321

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended April 30, 2018 were as follows:

Fund	Non-U.S. government purchases	Non-U.S. government sales
Emerging Markets Debt	$222,075,581	$171,567,210
International Bond Fund	113,260,779	102,841,086

52	2018 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

continued

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended October 31, 2017 was as follows:

	10/31/2017
Fund	Ordinary income	Long-term capital gains	Total
Emerging Markets Debt	$17,370,105	$—	$17,370,105
International Bond	6,990,024	—	6,990,024

The tax character of the fiscal year 2018 distributions will be determined at the end of the fiscal year.

Note 7—emerging markets risks

The Emerging Markets Debt Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 8—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 20, 2017 expiring on June 19, 2018, replacing the previous facility, which expired June 2017. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended April 30, 2018, there were no borrowings under this credit facility by the Funds.

Note 9—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF International Fixed-Income Funds ■ 2018 Semiannual Report	53

Notes to financial statements (unaudited)	concluded

Note 10—subsequent event

Effective June 19, 2018, the line of credit that each fund participates in will be reduced to $1.25 billion of an unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility will expire on June 18, 2019.

54	2018 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for certain series of the TIAA-CREF Funds

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each of its series. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series covered by this Report (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Trustees are interested persons of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held a meeting on March 15, 2018, at which it considered the annual renewal of the Agreement with respect to each Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee, following its consultations with Advisors’ representatives, the Trustees, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirms or establishes certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data regarding each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a

TIAA-CREF International Fixed-Income Funds ■ 2018 Semiannual Report	55

Approval of investment management agreement (unaudited)

universe of investment companies (except for brokerage commission costs) and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board).

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

In advance of the Board meeting held on March 15, 2018, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Fund’s direct payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The

56	2018 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

continued

Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. The Trustees were given the opportunity to and did ask questions and request additional information throughout their deliberations, and they reviewed responses from Advisors to follow-up requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to general session meetings that included Advisors’ personnel, the Trustees met in private sessions, at which no Advisors’ representatives were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process includes a series of meetings leading up to the March 15, 2018 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is ongoing. The Board, as well as its Committees, reviewed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Board, the Board and the Investment Committee receives and reviews, among other matters, information regarding the performance of the Funds. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or

TIAA-CREF International Fixed-Income Funds ■ 2018 Semiannual Report	57

Approval of investment management agreement (unaudited)

her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 15, 2018, all Board members in attendance voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds (the “Life Funds”) and TIAA Separate Account VA-1, as well as sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds, including conducting research, identifying investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance of the Funds to the Board on a regular basis; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. For details regarding each Fund’s performance, see the Fund-by-

58	2018 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

continued

Fund synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2017. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board considered that Advisors had earned a net profit with respect to the International Bond Fund, but had incurred a net loss with respect to the Emerging Markets Debt Fund. The Board also recognized the potential future effect on Advisors’ profitability of an amendment to the Agreement effective on May 1, 2017 adding new breakpoints to the Funds’ management fee rate schedules at the $7 billion and $10 billion levels (replacing an existing breakpoint at the $8 billion level). (Management fee rate “breakpoints” result in a Fund paying a lower management fee rate with respect to assets above the designated breakpoint levels.) The Board also acknowledged Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. With respect to the International Bond Fund, the Board concluded that the net profits earned by Advisors in 2017 with respect to this Fund were reasonable in light of various relevant factors.

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Another limitation noted by the Board was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of peer mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the

TIAA-CREF International Fixed-Income Funds ■ 2018 Semiannual Report	59

Approval of investment management agreement (unaudited)

Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board considered, in connection with the supporting Broadridge reports, Advisors’ position that the maximum fee rate that could be charged to each Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds. The Board also considered the addition of new contractual breakpoints in the Funds’ management fee rate schedules effective May 1, 2017. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, foreign funds (“UCITS”) and separately managed accounts that may have similar investment strategies as certain of the Funds. The Board considered the management fee rates and the performance of such companies and accounts. In particular, the Board reviewed the management fee rates Advisors charges to a UCITS series that has a similar mandate to the Emerging Markets Debt Fund and the performance of this series. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered Advisors’ representation that, while management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services; (4) may have different regulatory burdens; (5) may target different investors; and/or (6) may be packaged with other products, and that these factors, among others, could reasonably explain different management fee rate schedules.

Other benefits

The Board also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity Association of America (“TIAA”), of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their

60	2018 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

continued

financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, funds of funds and 529 education savings plans.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2017. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2017. Statements below regarding “net profit” or “net loss” refer to whether Advisors earned a profit or incurred a loss for the services that it rendered to a Fund during 2017 under the Agreement.

Emerging Markets Debt Fund

•	The Fund’s annual contractual management fee rate starts at 0.55% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. At its December 31, 2017 asset level, the Fund had not reached any of its management fee rate breakpoints.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”). The Fund’s total expenses and contractual management fee rate were each in the 1st quintile of the universe of comparable funds identified by Broadridge for expense comparison purposes (“Expense Universe”). The Fund’s actual management fee rate was in the 2nd quintile of its Expense Universe.
•	The Fund was in the 1st quintile of the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for each of the one- and three-year periods, and in the 1st quintile of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for each of the one- and three-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

TIAA-CREF International Fixed-Income Funds ■ 2018 Semiannual Report	61

Approval of investment management agreement (unaudited)	concluded

International Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.55% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. At its December 31, 2017 asset level, the Fund had not reached any of its management fee rate breakpoints.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 2nd and 2nd quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 3rd and 1st quintiles of its Expense Universe, respectively.
•	The Fund was in the 4th quintile of its Performance Group for each of the one-year and since-inception periods. The Fund was in the 4th and 3rd quintiles of its Performance Universe for the one-year and since-inception periods, respectively.
•	The Fund does not yet have a sufficient track record for a Morningstar rating.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

62	2018 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

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How to reach us

Websites

TIAA.org
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800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2018 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

TIAA 730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA

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TIAA

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TIAA

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Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS

ENHANCED LARGE-CAP GROWTH INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.3%
152,443		BorgWarner, Inc	$7,460,561
76,247		Delphi Automotive plc	6,448,971
35,817		Delphi Technologies plc	1,733,901
211,203		Gentex Corp	4,802,756
64,164		Lear Corp	11,996,743
3,254	*,e	Tesla, Inc	956,351
9,653		Thor Industries, Inc	1,024,569
7,308	*	Visteon Corp	909,408
		TOTAL AUTOMOBILES & COMPONENTS	35,333,260

BANKS - 0.2%
40,966		East West Bancorp, Inc	2,729,155
5,383	*	SVB Financial Group	1,612,801
15,887	*	Western Alliance Bancorp	937,015
		TOTAL BANKS	5,278,971

CAPITAL GOODS - 10.4%
124,681		3M Co	24,236,739
101,237		Allison Transmission Holdings, Inc	3,947,231
24,562	*	Armstrong World Industries, Inc	1,375,472
145,341		Boeing Co	48,479,944
171,945		Caterpillar, Inc	24,821,980
4,593		Deere & Co	621,571
86,356		Equifax, Inc	9,676,190
8,573		Fortune Brands Home & Security, Inc	468,857
68,759		General Dynamics Corp	13,841,874
108,762		Graco, Inc	4,784,440
212,263	*	HD Supply Holdings, Inc	8,216,701
160,400		Honeywell International, Inc	23,206,672
4,309		Huntington Ingalls	1,047,992
109,295		Illinois Tool Works, Inc	15,522,076
8,503		Lincoln Electric Holdings, Inc	704,644
77,982		Lockheed Martin Corp	25,019,745
12,996		Masco Corp	492,158
62,217		Northrop Grumman Corp	20,036,363
19,800		Raytheon Co	4,057,812
135,744	*	Sensata Technologies Holding plc	6,884,936
36,264		Snap-On, Inc	5,267,346
4,753		Stanley Works	672,977
37,829		Toro Co	2,208,835
37,916		TransDigm Group, Inc	12,154,732
60,076	*	United Rentals, Inc	9,011,400
48,362		W.W. Grainger, Inc	13,606,649
		TOTAL CAPITAL GOODS	280,365,336
1

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
129,709	*	Copart, Inc	$6,625,536
177,253		KAR Auction Services, Inc	9,215,383
115,608		Robert Half International, Inc	7,023,186
39,959	*	Verisk Analytics, Inc	4,253,636
179,970		Waste Management, Inc	14,629,761
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	41,747,502

CONSUMER DURABLES & APPAREL - 2.2%
93,770		Carter’s, Inc	9,407,006
12,899		Hanesbrands, Inc	238,245
49,012		Hasbro, Inc	4,317,467
31,654		Leggett & Platt, Inc	1,283,570
144,366	*	Michael Kors Holdings Ltd	9,877,522
133,127		Nike, Inc (Class B)	9,104,556
175	*	NVR, Inc	542,500
70,215	e	Polaris Industries, Inc	7,359,936
70,234		Pulte Homes, Inc	2,132,304
209,420		Toll Brothers, Inc	8,829,147
16,299		Tupperware Corp	726,283
68,183		VF Corp	5,513,959
		TOTAL CONSUMER DURABLES & APPAREL	59,332,495

CONSUMER SERVICES - 2.9%
3,413		Choice Hotels International, Inc	273,211
6,001	e	Dunkin Brands Group, Inc	365,821
47,572		Extended Stay America, Inc	931,460
27,569		H&R Block, Inc	762,283
198,599		Las Vegas Sands Corp	14,563,265
87,764		Marriott International, Inc (Class A)	11,995,583
149,004		McDonald’s Corp	24,949,230
17,189	*	ServiceMaster Global Holdings, Inc	869,763
159,930		Starbucks Corp	9,207,170
13,751		Wendy’s	230,192
103,077		Wyndham Worldwide Corp	11,772,424
5,173		Wynn Resorts Ltd	963,161
8,375		Yum! Brands, Inc	729,462
		TOTAL CONSUMER SERVICES	77,613,025

DIVERSIFIED FINANCIALS - 5.1%
49,841		Ameriprise Financial, Inc	6,988,207
67,878		Charles Schwab Corp	3,779,447
12,569	*,e	Credit Acceptance Corp	4,158,328
4,816		Factset Research Systems, Inc	910,754
68,786		Federated Investors, Inc (Class B)	1,820,765
187,011		IntercontinentalExchange Group, Inc	13,550,817
84,490		Invesco Ltd	2,447,675
524,500		iShares Russell 1000 Growth Index Fund	71,568,025
74,890		Lazard Ltd (Class A)	4,075,514
32,303		Legg Mason, Inc	1,282,429
2

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

10,178		Leucadia National Corp	$244,679
63,237		LPL Financial Holdings, Inc	3,830,265
19,434		Moody’s Corp	3,152,195
34,042		MSCI, Inc (Class A)	5,100,513
8,151		S&P Global, Inc	1,537,279
75,262		SEI Investments Co	4,758,816
37,811		State Street Corp	3,772,781
51,039		T Rowe Price Group, Inc	5,809,259
		TOTAL DIVERSIFIED FINANCIALS	138,787,748

ENERGY - 0.4%
11,032		EOG Resources, Inc	1,303,652
85,180		Halliburton Co	4,513,688
52,111		Oneok, Inc	3,138,124
24,581		Williams Cos, Inc	632,469
		TOTAL ENERGY	9,587,933

FOOD & STAPLES RETAILING - 1.0%
391,852		Kroger Co	9,870,752
43,101	*	Sprouts Farmers Market, Inc	1,078,818
270,426		Sysco Corp	16,912,442
		TOTAL FOOD & STAPLES RETAILING	27,862,012

FOOD, BEVERAGE & TOBACCO - 3.0%
272,774		Altria Group, Inc	15,305,349
40,858		Campbell Soup Co	1,666,189
403,130		Coca-Cola Co	17,419,247
2,672		Constellation Brands, Inc (Class A)	622,923
40,670		Costco Wholesale Corp	8,018,497
21,677		General Mills, Inc	948,152
73,777		Hershey Co	6,783,058
111,303		Kellogg Co	6,555,747
203,666		PepsiCo, Inc	20,558,046
120,415	*	Pilgrim’s Pride Corp	2,600,964
		TOTAL FOOD, BEVERAGE & TOBACCO	80,478,172

HEALTH CARE EQUIPMENT & SERVICES - 5.5%
128,805		AmerisourceBergen Corp	11,667,157
66,383		Baxter International, Inc	4,613,618
16,309		Becton Dickinson & Co	3,781,568
23,549	*	Boston Scientific Corp	676,327
80,936	*	Centene Corp	8,788,031
51,207	*	Cerner Corp	2,982,808
73,607		Cigna Corp	12,647,155
29,186	*	Express Scripts Holding Co	2,209,380
82,741		HCA Holdings, Inc	7,921,623
62,182		Humana, Inc	18,292,701
7,246	*	Idexx Laboratories, Inc	1,409,275
4,599	*	Intuitive Surgical, Inc	2,027,147
17,394		Stryker Corp	2,946,891
237,339		UnitedHealth Group, Inc	56,106,939
8,622	*	Varian Medical Systems, Inc	996,617
3

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

62,250	*	Veeva Systems, Inc	$4,365,593
40,174	*	WellCare Health Plans, Inc	8,242,098
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	149,674,928

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
47,697		Clorox Co	5,590,088
18,833		Estee Lauder Cos (Class A)	2,788,979
108,772	*,e	Herbalife Ltd	11,500,464
71,652		Nu Skin Enterprises, Inc (Class A)	5,098,040
6,319	e	Spectrum Brands, Inc	455,600
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	25,433,171

INSURANCE - 1.3%
83,303		Allstate Corp	8,148,699
90,522		Assurant, Inc	8,402,252
7,103		Marsh & McLennan Cos, Inc	578,895
292,656		Progressive Corp	17,644,230
		TOTAL INSURANCE	34,774,076

MATERIALS - 3.2%
33,831		Aptargroup, Inc	3,163,199
67,673		Avery Dennison Corp	7,092,807
191,912	*	Berry Plastics Group, Inc	10,555,160
59,327		Chemours Co	2,872,020
88,567		DowDuPont, Inc	5,600,977
271,333		Freeport-McMoRan Copper & Gold, Inc (Class B)	4,126,975
235,908		Huntsman Corp	7,022,981
123,388		LyondellBasell Industries AF S.C.A	13,045,813
7,676		Monsanto Co	962,340
4,319		NewMarket Corp	1,639,277
171,974	*	Owens-Illinois, Inc	3,496,231
103,180		Packaging Corp of America	11,936,894
4,845		Scotts Miracle-Gro Co (Class A)	404,945
6,817		Sealed Air Corp	298,926
64,445		Silgan Holdings, Inc	1,808,971
165,205		Steel Dynamics, Inc	7,402,836
45,195		Westlake Chemical Corp	4,834,509
		TOTAL MATERIALS	86,264,861

MEDIA - 2.3%
10,572	*	AMC Networks, Inc	549,744
1,982	*	Charter Communications, Inc	537,697
689,498		Comcast Corp (Class A)	21,643,342
57,617	*	Discovery Communications, Inc (Class C)	1,280,250
212,135		Interpublic Group of Cos, Inc	5,004,265
101,162	*	Live Nation, Inc	3,992,864
161,784		Omnicom Group, Inc	11,917,009
181,323		Walt Disney Co	18,192,137
		TOTAL MEDIA	63,117,308
4

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.9%
340,121		AbbVie, Inc	$32,838,683
3,006	*	Alexion Pharmaceuticals, Inc	353,596
52,448		Amgen, Inc	9,151,127
36,097	*	Biogen Idec, Inc	9,876,139
210,608		Bristol-Myers Squibb Co	10,978,995
124,859	*	Celgene Corp	10,875,219
35,459	*	Charles River Laboratories International, Inc	3,694,473
264,377		Eli Lilly & Co	21,433,043
222,818		Gilead Sciences, Inc	16,094,144
16,035	*	IQVIA Holdings, Inc	1,535,512
17,267		Johnson & Johnson	2,184,103
2,371	*	Regeneron Pharmaceuticals, Inc	720,025
20,140		Thermo Fisher Scientific, Inc	4,236,449
45,256	*	Vertex Pharmaceuticals, Inc	6,931,409
61,463	*	Waters Corp	11,580,244
212,077		Zoetis, Inc	17,704,188
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	160,187,349

REAL ESTATE - 1.5%
40,179		American Tower Corp	5,478,809
21,104	*	CBRE Group, Inc	956,222
2,664		Coresite Realty	277,322
22,127		Crown Castle International Corp	2,231,951
104,031		CubeSmart	3,062,673
1,448		Equinix, Inc	609,304
18,737		Equity Lifestyle Properties, Inc	1,670,591
94,958		Extra Space Storage, Inc	8,507,287
11,899		Lamar Advertising Co	758,085
52,923		Outfront Media, Inc	992,306
101,322		Simon Property Group, Inc	15,840,681
		TOTAL REAL ESTATE	40,385,231

RETAILING - 10.2%
80,119	*	Amazon.com, Inc	125,476,769
492	*	AutoZone, Inc	307,264
12,349	*	Booking Holdings, Inc	26,896,122
2,502	*	Burlington Stores, Inc	339,897
24,572	*	Dollar Tree, Inc	2,356,209
47,976		Expedia, Inc	5,523,957
13,314		Foot Locker, Inc	573,567
109,444		Gap, Inc	3,200,143
265,317		Home Depot, Inc	49,030,582
23,429		L Brands, Inc	817,906
14,364	*	LKQ Corp	445,571
189,999		Lowe’s Companies, Inc	15,661,618
9,011	*	Michaels Cos, Inc	167,785
65,877	*	NetFlix, Inc	20,583,927
34,858		Nordstrom, Inc	1,762,421
7,333	*	O’Reilly Automotive, Inc	1,877,761
37,105	*	Qurate Retail Group, Inc QVC Group	868,628
126,154		Ross Stores, Inc	10,199,551
67,087		TJX Companies, Inc	5,692,332
5

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

59,645		Tractor Supply Co	$4,055,860
54,078	e	Williams-Sonoma, Inc	2,584,928
		TOTAL RETAILING	278,422,798

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.4%
296,626		Applied Materials, Inc	14,733,413
72,710		Broadcom, Inc	16,681,128
96,136		Kla-Tencor Corp	9,780,877
39,101		Lam Research Corp	7,236,031
191,052		Maxim Integrated Products, Inc	10,412,334
269,903	*	Micron Technology, Inc	12,410,140
80,659	*	Microsemi Corp	5,217,831
92,922		NVIDIA Corp	20,898,158
198,667	*	ON Semiconductor Corp	4,386,567
44,709		Skyworks Solutions, Inc	3,878,953
79,918		Teradyne, Inc	2,601,331
303,134		Texas Instruments, Inc	30,746,882
4,947		Versum Materials, Inc	174,035
123,634		Xilinx, Inc	7,942,248
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	147,099,928

SOFTWARE & SERVICES - 25.2%
165,810		Accenture plc	25,070,472
35,636		Activision Blizzard, Inc	2,364,449
78,174	*	Adobe Systems, Inc	17,323,358
48,756		Alliance Data Systems Corp	9,899,906
58,935	*	Alphabet, Inc (Class A)	60,030,012
59,873	*	Alphabet, Inc (Class C)	60,910,599
40,345		Automatic Data Processing, Inc	4,763,938
19,153	*	Black Knight, Inc	931,793
122,602		Booz Allen Hamilton Holding Co	4,858,717
63,352		Broadridge Financial Solutions, Inc	6,791,968
24,442	*	Cadence Design Systems, Inc	979,146
106,804	*	Citrix Systems, Inc	10,991,200
112,380		Cognizant Technology Solutions Corp (Class A)	9,194,932
10,249	*	Dell Technologies, Inc-VMware Inc	735,571
7,430	*	Electronic Arts, Inc	876,591
94,613	*	Euronet Worldwide, Inc	7,390,221
455,768	*	Facebook, Inc	78,392,096
125,786	*	First Data Corp	2,276,727
171,418	*	Fiserv, Inc	12,146,679
8,350	*	FleetCor Technologies, Inc	1,730,788
137,679		Genpact Ltd	4,390,583
13,816		Global Payments, Inc	1,561,899
43,702	*	GoDaddy, Inc	2,821,401
175,981		International Business Machines Corp	25,510,206
65,381		Intuit, Inc	12,081,755
31,593	*	Manhattan Associates, Inc	1,360,395
242,451		MasterCard, Inc (Class A)	43,221,740
1,639,769		Microsoft Corp	153,351,197
94,063		Paychex, Inc	5,697,396
6

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

116,619	*	PayPal Holdings, Inc	$8,700,944
100,542	*	Red Hat, Inc	16,394,378
231,370		Sabre Corp	4,775,477
113,227	*	salesforce.com, Inc	13,699,335
10,699	*	ServiceNow, Inc	1,777,532
35,935	e	Switch, Inc	512,074
70,826		Total System Services, Inc	5,953,633
67,361	*	Twitter, Inc	2,041,712
26,053	*	VeriSign, Inc	3,059,143
414,710		Visa, Inc (Class A)	52,618,405
7,120	*,e	VMware, Inc (Class A)	948,811
255,186		Western Union Co	5,039,923
		TOTAL SOFTWARE & SERVICES	683,177,102

TECHNOLOGY HARDWARE & EQUIPMENT - 8.7%
121,361		Amphenol Corp (Class A)	10,159,129
1,057,774		Apple, Inc	174,807,731
6,952	*	Arista Networks, Inc	1,839,152
73,400		CDW Corp	5,232,686
76,580	*	F5 Networks, Inc	12,489,432
85,165		Motorola, Inc	9,353,672
102,886	*	NCR Corp	3,165,802
145,078		NetApp, Inc	9,659,293
12,862	*	Palo Alto Networks, Inc	2,476,064
21,620		Western Digital Corp	1,703,440
51,879	*	Zebra Technologies Corp (Class A)	6,994,846
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	237,881,247

TELECOMMUNICATION SERVICES - 0.8%
159,435	*	T-Mobile US, Inc	9,647,412
232,456		Verizon Communications, Inc	11,471,703
		TOTAL TELECOMMUNICATION SERVICES	21,119,115

TRANSPORTATION - 1.0%
36,959		American Airlines Group, Inc	1,586,650
9,690		Copa Holdings S.A. (Class A)	1,135,377
20,134		FedEx Corp	4,977,125
25,995		Southwest Airlines Co	1,373,316
79,576		Union Pacific Corp	10,633,741
55,755		United Parcel Service, Inc (Class B)	6,328,192
13,922	*	XPO Logistics, Inc	1,352,662
		TOTAL TRANSPORTATION	27,387,063

		TOTAL COMMON STOCKS	2,711,310,631
		(Cost $1,890,174,386)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.2%

GOVERNMENT AGENCY DEBT - 0.3%
$9,250,000	Federal Home Loan Bank (FHLB)	1.580%	05/01/18	9,250,000
	TOTAL GOVERNMENT AGENCY DEBT			9,250,000
7

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
23,731,316	c	State Street Navigator Securities Lending Government Money Market Portfolio	$23,731,316
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	23,731,316

		TOTAL SHORT-TERM INVESTMENTS	32,981,316
		(Cost $32,981,316)
		TOTAL INVESTMENTS - 101.1%	2,744,291,947
		(Cost $1,923,155,702)
		OTHER ASSETS & LIABILITIES, NET - (1.1)%	(30,552,938)
		NET ASSETS - 100.0%	$2,713,739,009

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $23,096,783.
8

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS

ENHANCED LARGE-CAP VALUE INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2018

SHARES	COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.4%
85,707	BorgWarner, Inc	$4,194,501
525,205	Ford Motor Co	5,903,304
411,564	General Motors Co	15,120,861
72,596	Harley-Davidson, Inc	2,985,874
41,388	Lear Corp	7,738,314
	TOTAL AUTOMOBILES & COMPONENTS	35,942,854

BANKS - 13.0%
2,195,620	Bank of America Corp	65,692,950
204,287	BB&T Corp	10,786,354
661,080	Citigroup, Inc	45,131,932
317,549	Citizens Financial Group, Inc	13,175,108
3,440	Comerica, Inc	325,355
423,902	Fifth Third Bancorp	14,060,829
311,468	Huntington Bancshares, Inc	4,643,988
759,747	JPMorgan Chase & Co	82,645,279
16,298	Keycorp	324,656
74,642	PacWest Bancorp	3,824,656
64,563	PNC Financial Services Group, Inc	9,401,018
6,011	Popular, Inc	278,249
377,979	Regions Financial Corp	7,068,207
243,153	SunTrust Banks, Inc	16,242,620
40,159	TFS Financial Corp	598,771
227,581	US Bancorp	11,481,462
794,313	Wells Fargo & Co	41,272,504
25,793	Zions Bancorporation	1,412,167
	TOTAL BANKS	328,366,105

CAPITAL GOODS - 4.7%
23,607	Air Lease Corp	984,176
40,625	Carlisle Cos, Inc	4,376,531
64,466	Cummins, Inc	10,305,535
104,268	Eaton Corp	7,823,228
12,390	General Dynamics Corp	2,494,231
810,375	General Electric Co	11,401,976
37,922	Honeywell International, Inc	5,486,555
37,086	Huntington Ingalls	9,019,686
4,810	Jacobs Engineering Group, Inc	279,413
2,685	L3 Technologies, Inc	525,938
22,342	Lockheed Martin Corp	7,168,207
62,929	Masco Corp	2,383,121
5,695	Orbital ATK, Inc	753,904
10,274	Oshkosh Truck Corp	741,372
136,042	Owens Corning, Inc	8,909,391
122,600	PACCAR, Inc	7,805,942
9

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

11,633		Raytheon Co	$2,384,067
26,011		Snap-On, Inc	3,778,098
129,735		Spirit Aerosystems Holdings, Inc (Class A)	10,426,802
49,479		Terex Corp	1,806,973
79,923		United Technologies Corp	9,602,748
36,775		W.W. Grainger, Inc	10,346,646
		TOTAL CAPITAL GOODS	118,804,540

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
9,251		Manpower, Inc	885,506
24,597		Nielsen NV	773,575
79,154		Republic Services, Inc	5,119,681
91,230		Waste Management, Inc	7,416,087
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	14,194,849

CONSUMER DURABLES & APPAREL - 0.4%
21,037		Lennar Corp (Class A)	1,112,647
66,371	*	Michael Kors Holdings Ltd	4,541,104
20,716		Pulte Homes, Inc	628,938
63,254		Toll Brothers, Inc	2,666,788
		TOTAL CONSUMER DURABLES & APPAREL	8,949,477

CONSUMER SERVICES - 1.5%
202,128		Carnival Corp	12,746,192
36,271		Extended Stay America, Inc	710,186
364,945		H&R Block, Inc	10,090,729
83,344		International Game Technology plc	2,356,135
103,633		Royal Caribbean Cruises Ltd	11,212,054
		TOTAL CONSUMER SERVICES	37,115,296

DIVERSIFIED FINANCIALS - 8.7%
26,493		Affiliated Managers Group, Inc	4,367,636
61,911		AGNC Investment Corp	1,171,356
348,836		Ally Financial, Inc	9,104,620
112,617		American Express Co	11,120,929
25,391		Ameriprise Financial, Inc	3,560,072
166,410		Annaly Capital Management, Inc	1,725,672
144,353		Bank of New York Mellon Corp	7,868,682
260,783		BGC Partners, Inc (Class A)	3,484,061
17,465		BlackRock, Inc	9,107,997
92,508		Capital One Financial Corp	8,383,075
44,556		CME Group, Inc	7,025,590
18,031	*,e	Credit Acceptance Corp	5,965,376
170,031		Discover Financial Services	12,114,709
7,599	*	E*TRADE Financial Corp	461,107
43,876		Federated Investors, Inc (Class B)	1,161,398
47,226		Goldman Sachs Group, Inc	11,255,373
9,314		Invesco Ltd	269,826
643,000		iShares Russell 1000 Value Index Fund	77,378,620
121,815		Lazard Ltd (Class A)	6,629,172
88,963		Legg Mason, Inc	3,531,831
258,031		Morgan Stanley	13,319,560
10

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

9,491		New Residential Investment Corp	$165,903
10,305		Northern Trust Corp	1,100,059
24,210	*	OneMain Holdings, Inc	746,878
52,194		State Street Corp	5,207,917
314,295		Synchrony Financial	10,425,165
9,435		T Rowe Price Group, Inc	1,073,892
		TOTAL DIVERSIFIED FINANCIALS	217,726,476

ENERGY - 10.9%
70,640		Anadarko Petroleum Corp	4,755,485
40,023		Andeavor	5,535,981
55,428	*	Antero Resources Corp	1,053,132
153,084		Apache Corp	6,268,790
17,592		Baker Hughes a GE Co	635,247
13,464		Cabot Oil & Gas Corp	321,924
36,911	*	Centennial Resource Development, Inc	682,854
6,865	*	Cheniere Energy, Inc	399,268
378,786		Chevron Corp	47,389,916
6,314		Cimarex Energy Co	635,125
36,614	*	Concho Resources, Inc	5,756,087
253,701		ConocoPhillips	16,617,416
10,349	*	CONSOL Energy, Inc	325,476
75,809	*	Devon Energy Corp	2,754,141
1,831	*	Diamondback Energy, Inc	235,192
9,643	*	Energen Corp	631,038
102,448		EOG Resources, Inc	12,106,280
5,925		EQT Corp	297,376
851,136		Exxon Mobil Corp	66,175,824
38,190	*	Gulfport Energy Corp	355,167
50,452		Halliburton Co	2,673,452
15,201		Helmerich & Payne, Inc	1,057,230
11,097		Hess Corp	632,418
65,880		HollyFrontier Corp	3,998,257
377,212		Kinder Morgan, Inc	5,967,494
33,605		Marathon Oil Corp	613,291
163,995		Marathon Petroleum Corp	12,284,865
92,611		Murphy Oil Corp	2,788,517
19,745		Noble Energy, Inc	667,973
169,108		Occidental Petroleum Corp	13,065,284
140,807		PBF Energy, Inc	5,397,132
89,678		Phillips 66	9,982,058
29,134		Pioneer Natural Resources Co	5,871,958
223,703		Schlumberger Ltd	15,337,078
139,175		Valero Energy Corp	15,438,683
91,179		Williams Cos, Inc	2,346,036
13,281		World Fuel Services Corp	285,143
		TOTAL ENERGY	271,338,588

FOOD & STAPLES RETAILING - 2.7%
305,955		CVS Health Corp	21,364,838
135,504		Kroger Co	3,413,346
11

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

178,289	*	US Foods Holding Corp	$6,093,918
157,275		Walgreens Boots Alliance, Inc	10,450,923
289,609		Walmart, Inc	25,618,812
		TOTAL FOOD & STAPLES RETAILING	66,941,837

FOOD, BEVERAGE & TOBACCO - 3.1%
138,627		Archer Daniels Midland Co	6,290,893
61,992	e	Campbell Soup Co	2,528,034
25,490		Coca-Cola Co	1,101,423
135,024		ConAgra Foods, Inc	5,005,340
65,619		Flowers Foods, Inc	1,483,646
180,220		General Mills, Inc	7,882,823
40,560		Hormel Foods Corp	1,470,300
33,585		Ingredion, Inc	4,066,808
24,305		J.M. Smucker Co	2,772,714
28,714		Kellogg Co	1,691,255
7,910		Lamb Weston Holdings, Inc	516,681
50,544		Molson Coors Brewing Co (Class B)	3,600,754
109,959		Mondelez International, Inc	4,343,380
58,678		PepsiCo, Inc	5,922,957
205,330		Philip Morris International, Inc	16,837,060
96,958	*	Pilgrim’s Pride Corp	2,094,293
146,666		Tyson Foods, Inc (Class A)	10,281,287
		TOTAL FOOD, BEVERAGE & TOBACCO	77,889,648

HEALTH CARE EQUIPMENT & SERVICES - 5.5%
188,652		Abbott Laboratories	10,966,341
7,519		Aetna Inc	1,346,277
85,184		Anthem, Inc	20,102,572
146,485		Cardinal Health, Inc	9,399,942
63,025	*	Centene Corp	6,843,255
22,279		Cigna Corp	3,827,978
47,017		Danaher Corp	4,716,745
170,598	*	DaVita, Inc	10,711,848
150,686	*	Express Scripts Holding Co	11,406,930
102,806		HCA Holdings, Inc	9,842,646
28,997		Humana, Inc	8,530,337
14,634	*	Laboratory Corp of America Holdings	2,498,756
4,006		McKesson Corp	625,777
48,975	*	MEDNAX, Inc	2,248,442
142,249		Medtronic plc	11,398,413
14,741		Patterson Cos, Inc	343,171
70,013	*	Premier, Inc	2,309,729
73,340		Quest Diagnostics, Inc	7,422,008
31,861		Universal Health Services, Inc (Class B)	3,638,526
44,472	*	WellCare Health Plans, Inc	9,123,876
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	137,303,569

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
3,836		Clorox Co	449,579
134,292		Colgate-Palmolive Co	8,759,867
31,770		Kimberly-Clark Corp	3,289,466
12

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

410,142		Procter & Gamble Co	$29,669,672
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	42,168,584

INSURANCE - 8.4%
277,296		Aflac, Inc	12,636,379
114,176		Allstate Corp	11,168,696
43,978		American Financial Group, Inc	4,979,189
73,492		American International Group, Inc	4,115,552
62,949		Assurant, Inc	5,842,926
33,926		Assured Guaranty Ltd	1,231,175
122,014	*	Athene Holding Ltd	5,978,686
359,377	*	Berkshire Hathaway, Inc (Class B)	69,622,106
46,751		Chubb Ltd	6,342,708
31,537		CNA Financial Corp	1,591,357
21,926		Everest Re Group Ltd	5,101,523
150,905		First American Financial Corp	7,712,755
75,442		FNF Group	2,778,529
9,536		Hartford Financial Services Group, Inc	513,418
119,125		Lincoln National Corp	8,414,990
284,671		Metlife, Inc	13,570,267
134,345		Old Republic International Corp	2,740,638
169,047		Principal Financial Group	10,010,963
106,113		Prudential Financial, Inc	11,281,934
55,031		Reinsurance Group of America, Inc (Class A)	8,221,631
28,655		Torchmark Corp	2,485,535
43,459		Travelers Cos, Inc	5,719,204
174,469		UnumProvident Corp	8,440,810
		TOTAL INSURANCE	210,500,971

MATERIALS - 3.5%
7,503		Air Products & Chemicals, Inc	1,217,662
9,500		Aptargroup, Inc	888,250
34,700		Avery Dennison Corp	3,636,907
8,953		Bemis Co, Inc	387,396
9,784		Cabot Corp	546,534
23,482		Domtar Corp	1,030,860
112,260		DowDuPont, Inc	7,099,322
95,636		Eastman Chemical Co	9,762,523
407,339		Freeport-McMoRan Copper & Gold, Inc (Class B)	6,195,626
653,076		Graphic Packaging Holding Co	9,338,987
293,872		Huntsman Corp	8,748,569
126,882		LyondellBasell Industries AF S.C.A	13,415,234
792		NewMarket Corp	300,604
53,534		Newmont Mining Corp	2,103,351
169,860	*	Owens-Illinois, Inc	3,453,254
4,062		Royal Gold, Inc	360,706
39,158		Sealed Air Corp	1,717,078
201,308		Steel Dynamics, Inc	9,020,611
109,384		United States Steel Corp	3,700,461
33,071		Westlake Chemical Corp	3,537,605
7,997		WestRock Co	473,103
		TOTAL MATERIALS	86,934,643
13

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

MEDIA - 2.1%
127,259		Cinemark Holdings, Inc	$4,984,735
161,423		Comcast Corp (Class A)	5,067,068
41,690	*,e	Discovery Communications, Inc (Class A)	985,968
4,075	*	Discovery Communications, Inc (Class C)	90,546
170,906		Interpublic Group of Cos, Inc	4,031,673
35,495		John Wiley & Sons, Inc (Class A)	2,340,895
15,475	*	Liberty SiriusXM Group (Class A)	646,391
14,652	*	Liberty SiriusXM Group (Class C)	610,402
39,461		News Corp (Class B)	641,241
104,494		Time Warner, Inc	9,906,031
7,886		Tribune Co	298,012
153,076		Twenty-First Century Fox, Inc	5,596,459
47,222		Twenty-First Century Fox, Inc (Class B)	1,703,298
30,360		Viacom, Inc (Class B)	915,658
149,113		Walt Disney Co	14,960,507
		TOTAL MEDIA	52,778,884

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
41,140		Allergan plc	6,321,161
125,193		Amgen, Inc	21,843,675
4,469	*	Biogen Idec, Inc	1,222,718
151,790		Bristol-Myers Squibb Co	7,912,813
125,541		Gilead Sciences, Inc	9,067,827
425,792		Johnson & Johnson	53,858,430
22,036	*	Mylan NV	854,115
1,228,516		Pfizer, Inc	44,975,971
398,488		Schering-Plough Corp	23,458,988
12,176		Thermo Fisher Scientific, Inc	2,561,222
7,719	*	United Therapeutics Corp	849,939
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	172,926,859

REAL ESTATE - 3.6%
14,946		American Campus Communities, Inc	584,538
39,811		American Homes 4 Rent	804,182
30,541		Apartment Investment & Management Co (Class A)	1,239,965
20,811		Apple Hospitality REIT, Inc	374,390
26,964		AvalonBay Communities, Inc	4,395,132
4,586		Boston Properties, Inc	556,786
126,354		Brandywine Realty Trust	2,035,563
151,231		Brixmor Property Group, Inc	2,251,830
16,861		Camden Property Trust	1,439,929
80,337		Corporate Office Properties Trust	2,210,071
71,659		CubeSmart	2,109,641
44,788		CyrusOne, Inc	2,400,189
30,759		DCT Industrial Trust, Inc	2,016,868
4,821		Digital Realty Trust, Inc	509,532
63,030		Douglas Emmett, Inc	2,349,128
46,912		Empire State Realty Trust, Inc	817,207
9,846		Entertainment Properties Trust	541,727
14

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

69,823		Equity Residential	$4,308,777
12,807		Essex Property Trust, Inc	3,069,710
13,533		Extra Space Storage, Inc	1,212,422
2,176		Federal Realty Investment Trust	252,090
131,609		Forest City Realty Trust, Inc	2,640,077
28,947		Gaming and Leisure Properties, Inc	992,014
39,978		Healthcare Trust of America, Inc	999,050
70,055		Hospitality Properties Trust	1,742,968
521,734		Host Marriott Corp	10,205,117
3,627	*	Howard Hughes Corp	490,733
13,911		Hudson Pacific Properties	457,255
40,141		Invitation Homes, Inc	928,863
13,035		JBG SMITH Properties	480,600
19,196		Kilroy Realty Corp	1,375,777
109,396		Kimco Realty Corp	1,587,336
63,244		Lamar Advertising Co	4,029,275
22,180		Mid-America Apartment Communities, Inc	2,028,583
47,692		Outfront Media, Inc	894,225
41,231		Paramount Group, Inc	591,665
28,699		Park Hotels & Resorts, Inc	825,957
82,127		Piedmont Office Realty Trust, Inc	1,471,716
111,569		Prologis, Inc	7,241,944
139,252		Retail Properties of America, Inc	1,606,968
15,635		Simon Property Group, Inc	2,444,376
51,023		Starwood Property Trust, Inc	1,069,442
16,905		STORE Capital Corp	426,513
14,024		Sun Communities, Inc	1,316,152
222,739		Tanger Factory Outlet Centers, Inc	4,889,121
60,809		UDR, Inc	2,198,245
12,419		Ventas, Inc	638,585
4,877		Vornado Realty Trust	331,782
8,631		WP Carey, Inc	551,089
		TOTAL REAL ESTATE	89,935,105

RETAILING - 2.9%
4,816	*	AutoZone, Inc	3,007,688
42,892		Bed Bath & Beyond, Inc	748,894
139,045		Best Buy Co, Inc	10,641,114
106,231		Dick’s Sporting Goods, Inc	3,515,184
60,421		Dollar General Corp	5,832,439
87,690		Foot Locker, Inc	3,777,685
44,580	e	GameStop Corp (Class A)	608,517
7,775		Gap, Inc	227,341
81,222		Kohl’s Corp	5,045,511
23,292		L Brands, Inc	813,124
279,631		Macy’s, Inc	8,688,135
58,433	*	Michaels Cos, Inc	1,088,022
17,480		Penske Auto Group, Inc	788,348
91,775	*	Qurate Retail Group, Inc QVC Group	2,148,453
67,874	*	Sally Beauty Holdings, Inc	1,173,541
81,113		Signet Jewelers Ltd	3,153,673
203,136		Target Corp	14,747,674
35,887	*	Urban Outfitters, Inc	1,445,170
15

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

90,667	e	Williams-Sonoma, Inc	$4,333,883
		TOTAL RETAILING	71,784,396

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
9,141	*	First Solar, Inc	648,188
983,700		Intel Corp	50,778,594
39,718		Marvell Technology Group Ltd	796,743
121,593	*	Micron Technology, Inc	5,590,846
4,697	*	Microsemi Corp	303,849
23,996	*	NXP Semiconductors NV	2,517,181
144,051	*	ON Semiconductor Corp	3,180,646
155,699		QUALCOMM, Inc	7,942,206
158,868		Teradyne, Inc	5,171,153
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	76,929,406

SOFTWARE & SERVICES - 2.1%
55,352		Amdocs Ltd	3,722,422
343,500	*	eBay, Inc	13,011,780
39,371	*	First American Corp	1,948,864
45,211		International Business Machines Corp	6,553,787
34,547		LogMeIn, Inc	3,807,079
456,241		Oracle Corp	20,836,527
24,237		Sabre Corp	500,252
16,799	*	Teradata Corp	687,415
34,055	*	Twitter, Inc	1,032,207
		TOTAL SOFTWARE & SERVICES	52,100,333

TECHNOLOGY HARDWARE & EQUIPMENT - 3.8%
1,160,099		Cisco Systems, Inc	51,380,785
6,210		Corning, Inc	167,794
149,962		Hewlett Packard Enterprise Co	2,556,852
422,129		HP, Inc	9,071,552
334,623		Juniper Networks, Inc	8,228,380
93,494		Motorola, Inc	10,268,446
127,543		NetApp, Inc	8,491,813
61,907		Western Digital Corp	4,877,652
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	95,043,274

TELECOMMUNICATION SERVICES - 2.1%
1,070,988		AT&T, Inc	35,021,308
27,621		Telephone & Data Systems, Inc	754,882
311,920		Verizon Communications, Inc	15,393,252
		TOTAL TELECOMMUNICATION SERVICES	51,169,442

TRANSPORTATION - 1.9%
116,987		Alaska Air Group, Inc	7,595,966
7,882		American Airlines Group, Inc	338,374
54,763		Copa Holdings S.A. (Class A)	6,416,581
234,249		Delta Air Lines, Inc	12,232,483
297,414	*	JetBlue Airways Corp	5,707,375
51,903		Kansas City Southern Industries, Inc	5,534,417
16

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY			VALUE

23,041		Norfolk Southern Corp			$3,305,692
80,040		Ryder System, Inc			5,397,097
		TOTAL TRANSPORTATION			46,527,985

UTILITIES - 5.1%
430,429		AES Corp			5,268,451
48,256		Ameren Corp			2,828,767
110,559		American Electric Power Co, Inc			7,736,919
35,701		American Water Works Co, Inc			3,090,993
17,614		Atmos Energy Corp			1,530,481
131,509		Centerpoint Energy, Inc			3,331,123
27,823		CMS Energy Corp			1,312,967
62,225		Consolidated Edison, Inc			4,986,089
19,255		Dominion Resources, Inc			1,281,613
35,051		DTE Energy Co			3,694,375
140,606		Duke Energy Corp			11,270,977
63,570		Edison International			4,165,106
52,228		Entergy Corp			4,261,283
19,216		Eversource Energy			1,157,764
164,375		Exelon Corp			6,522,400
153,271		FirstEnergy Corp			5,272,522
10,757		Hawaiian Electric Industries, Inc			373,160
46,946		National Fuel Gas Co			2,410,677
106,701		NextEra Energy, Inc			17,489,361
39,955		OGE Energy Corp			1,313,321
159,353		PG&E Corp			7,346,173
22,269		Pinnacle West Capital Corp			1,792,655
70,653		PPL Corp			2,056,002
46,980		Public Service Enterprise Group, Inc			2,450,007
13,188		SCANA Corp			484,923
199,576		Southern Co			9,204,445
56,322		UGI Corp			2,725,422
171,351		Vistra Energy Corp			3,915,370
31,626		WEC Energy Group, Inc			2,032,919
4,941		Westar Energy, Inc			267,703
101,827		Xcel Energy, Inc			4,769,577
		TOTAL UTILITIES			126,343,545

		TOTAL COMMON STOCKS			2,489,716,666
		(Cost $2,086,293,814)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.1%

GOVERNMENT AGENCY DEBT - 0.5%
$11,450,000		Federal Home Loan Bank (FHLB)	1.580%	05/01/18	11,450,000
		TOTAL GOVERNMENT AGENCY DEBT			11,450,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
14,196,718	c	State Street Navigator Securities Lending Government Money Market Portfolio			14,196,718
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			14,196,718
17

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

VALUE

TOTAL SHORT-TERM INVESTMENTS	$25,646,718
(Cost $25,646,718)
TOTAL INVESTMENTS - 100.8%	2,515,363,384
(Cost $2,111,940,532)
OTHER ASSETS & LIABILITIES, NET - (0.8)%	(19,398,082)
NET ASSETS - 100.0%	$2,495,965,302

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $13,694,072.
18

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.5%
285,442		Delphi Automotive plc	$24,142,684
241,511		Delphi Technologies plc	11,691,548
		TOTAL AUTOMOBILES & COMPONENTS	35,834,232

BANKS - 8.2%
4,394,512		Bank of America Corp	131,483,799
1,219,715		Citigroup, Inc	83,269,943
940,027		Citizens Financial Group, Inc	39,001,720
463,017		Comerica, Inc	43,792,148
1,743,114		Huntington Bancshares, Inc	25,989,830
2,102,083	e	ING Groep NV	35,421,171
1,388,198	n	JPMorgan Chase & Co	151,008,178
327,311	n	PNC Financial Services Group, Inc	47,659,755
		TOTAL BANKS	557,626,544

CAPITAL GOODS - 8.0%
185,007	n	Boeing Co	61,710,935
433,855		Caterpillar, Inc	62,631,308
249,274	n	Deere & Co	33,734,250
211,982	n	Dover Corp	19,650,731
764,202	*	Evoqua Water Technologies Corp	15,612,647
246,872		Fortive Corp	17,357,570
1,598,871	n	General Electric Co	22,496,115
133,014	n	Harris Corp	20,806,050
549,015	n	Honeywell International, Inc	79,431,490
451,188		ITT, Inc	22,058,581
79,652		L3 Technologies, Inc	15,602,234
153,798	n	Northrop Grumman Corp	49,529,108
235,427	n	Parker-Hannifin Corp	38,755,993
260,412	n	Raytheon Co	53,368,835
11,056	n	Rockwell Automation, Inc	1,819,044
112,049		Schneider Electric S.A.	10,156,612
129,729	*,n	WABCO Holdings, Inc	16,733,744
		TOTAL CAPITAL GOODS	541,455,247

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
580,710		Waste Management, Inc	47,205,916
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	47,205,916

CONSUMER DURABLES & APPAREL - 2.9%
316,552	n	Hasbro, Inc	27,885,066
210,007	*	Lululemon Athletica, Inc	20,958,699
127,381	*,n	Mohawk Industries, Inc	26,734,724
240,060	n	PVH Corp	38,330,380
19

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

442,898		Sony Corp	$20,686,037
654,113	*,g	Spin Master Corp	24,469,058
752,139	n	Tapestry, Inc	40,442,514
		TOTAL CONSUMER DURABLES & APPAREL	199,506,478

CONSUMER SERVICES - 1.4%
444,603		Carnival Corp	28,036,665
47,896	*,n	Chipotle Mexican Grill, Inc (Class A)	20,275,814
183,648		Las Vegas Sands Corp	13,466,908
153,020	n	Wynn Resorts Ltd	28,490,794
		TOTAL CONSUMER SERVICES	90,270,181

DIVERSIFIED FINANCIALS - 2.8%
653,380		Blackstone Group LP	20,222,111
304,181		CME Group, Inc	47,963,260
1,202,401		Morgan Stanley	62,067,940
298,511	n	State Street Corp	29,785,427
573,182		Voya Financial, Inc	30,006,078
		TOTAL DIVERSIFIED FINANCIALS	190,044,816

ENERGY - 7.0%
841,637	n	Chevron Corp	105,297,205
218,443	*,n	Concho Resources, Inc	34,341,424
775,033	*	Continental Resources, Inc	51,198,680
433,811		Delek US Holdings, Inc	20,549,627
265,739	*	Diamondback Energy, Inc	34,134,175
589,963		EOG Resources, Inc	69,715,928
820,349		Halliburton Co	43,470,293
244,200		Occidental Petroleum Corp	18,866,892
1,045,619	*	Parsley Energy, Inc	31,399,939
619,543	*	RSP Permian, Inc	30,735,528
1,918,603	*	WPX Energy, Inc	32,788,925
		TOTAL ENERGY	472,498,616

FOOD & STAPLES RETAILING - 0.7%
578,841		Kroger Co	14,581,005
345,425	n	Walmart, Inc	30,556,295
		TOTAL FOOD & STAPLES RETAILING	45,137,300

FOOD, BEVERAGE & TOBACCO - 6.5%
1,260,488		Coca-Cola Co	54,465,687
783,223		Coca-Cola European Partners plc (Class A)	30,702,342
718,217		ConAgra Foods, Inc	26,624,304
173,003		Constellation Brands, Inc (Class A)	40,332,189
240,700		Costco Wholesale Corp	47,456,412
373,407		Diageo plc	13,321,163
213,954		Fresh Del Monte Produce, Inc	10,515,839
167,550	e	Danone	13,572,520
100,993		Heineken NV	10,632,071
403,684		Kraft Heinz Co	22,759,704
238,037		Lamb Weston Holdings, Inc	15,548,577
857,660		Mondelez International, Inc	33,877,570
20

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

601,640	*,n	Monster Beverage Corp	$33,090,200
286,149		PepsiCo, Inc	28,883,880
487,770	n	Philip Morris International, Inc	39,997,140
329,208		Pinnacle Foods, Inc	19,884,163
		TOTAL FOOD, BEVERAGE & TOBACCO	441,663,761

HEALTH CARE EQUIPMENT & SERVICES - 6.8%
1,022,414		Abbott Laboratories	59,432,926
188,579	n	Anthem, Inc	44,502,758
597,310		Baxter International, Inc	41,513,045
1,758,401	*	Boston Scientific Corp	50,501,277
199,133	*	Edwards Lifesciences Corp	25,361,579
147,563	n	Humana, Inc	43,410,083
129,201	*	Idexx Laboratories, Inc	25,128,303
91,648	*,n	Intuitive Surgical, Inc	40,396,606
294,912		Stryker Corp	49,963,991
199,062	n	Universal Health Services, Inc (Class B)	22,732,880
137,333	*,n	WellCare Health Plans, Inc	28,175,238
242,576	n	Zimmer Biomet Holdings, Inc	27,937,478
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	459,056,164

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
189,668	*	Central Garden & Pet Co	7,110,653
475,345		Colgate-Palmolive Co	31,006,755
211,976		Estee Lauder Cos (Class A)	31,391,526
103,499	e	L’Oreal S.A.	24,921,486
458,586		Procter & Gamble Co	33,174,111
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	127,604,531

INSURANCE - 1.4%
784,165		American International Group, Inc	43,913,240
241,348	*	Athene Holding Ltd	11,826,052
270,945	n	Chubb Ltd	36,759,108
		TOTAL INSURANCE	92,498,400

MATERIALS - 4.0%
526,363	*	Allegheny Technologies, Inc	13,985,465
1,271,923		DowDuPont, Inc	80,436,411
260,536	n	Eastman Chemical Co	26,595,515
406,925	n	FMC Corp	32,444,130
708,933		Freeport-McMoRan Copper & Gold, Inc (Class B)	10,782,871
264,841		Nutrien Ltd	12,058,211
391,272	n	Praxair, Inc	59,676,805
56,300		Sherwin-Williams Co	20,699,258
539,972	*	Summit Materials, Inc	15,194,812
		TOTAL MATERIALS	271,873,478

MEDIA - 2.1%
955,364		Comcast Corp (Class A)	29,988,876
230,366	n	Time Warner, Inc	21,838,697
365,846		Viacom, Inc (Class B)	11,033,915
21

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

606,005		Walt Disney Co	$60,800,482
414,791	e	World Wrestling Entertainment, Inc (Class A)	16,504,534
		TOTAL MEDIA	140,166,504

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.3%
657,324		AbbVie, Inc	63,464,632
213,961	n	Allergan plc	32,875,108
607,920		AstraZeneca plc (ADR)	21,599,398
217,030	*	BioMarin Pharmaceutical, Inc	18,124,175
111,604	*,n	Bluebird Bio, Inc	18,989,421
568,050	n	Bristol-Myers Squibb Co	29,612,446
277,348		Eli Lilly & Co	22,484,602
166,967	*	Exact Sciences Corp	8,350,020
421,887		Gilead Sciences, Inc	30,472,898
140,672	*	Jazz Pharmaceuticals plc	21,387,771
79,459		Lonza Group AG.	19,414,363
179,573	*,n	Nektar Therapeutics	15,023,077
150,777	*	Neurocrine Biosciences, Inc	12,224,999
518,242		Novo Nordisk AS	24,371,840
995,021		Pfizer, Inc	36,427,719
46,108	*,n	Regeneron Pharmaceuticals, Inc	14,002,077
89,302	*	Sage Therapeutics, Inc	12,852,344
630,109		Schering-Plough Corp	37,094,517
1,217,974		Teva Pharmaceutical Industries Ltd (ADR)	21,899,173
106,658	*	Vertex Pharmaceuticals, Inc	16,335,739
112,303		Vifor Pharma AG.	17,722,676
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	494,728,995

REAL ESTATE - 0.1%
365,158		Outfront Media, Inc	6,846,713
		TOTAL REAL ESTATE	6,846,713

RETAILING - 7.0%
131,997	*	Amazon.com, Inc	206,724,462
198,352	*	ASOS plc	15,887,300
571,688		Home Depot, Inc	105,647,942
38,105		Kering	22,043,585
235,810	*	NetFlix, Inc	73,681,192
205,290		Tiffany & Co	21,109,971
123,135	*,n	Ulta Beauty, Inc	30,895,803
		TOTAL RETAILING	475,990,255

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
748,067		Applied Materials, Inc	37,156,488
131,897	n	Broadcom, Inc	30,259,810
144,850	*	Cavium, Inc	10,865,198
1,935,960		Intel Corp	99,934,255
126,176		Monolithic Power Systems, Inc	14,775,210
309,720	n	NVIDIA Corp	69,656,028
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	262,646,989
22

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 16.3%
550,351	n	Activision Blizzard, Inc	$36,515,789
146,129	*	Adobe Systems, Inc	32,382,186
163,629	*	Alphabet, Inc (Class C)	166,464,691
261,797	*	DocuSign, Inc	10,113,218
420,304		DXC Technology Co	43,316,530
616,562	*,n	Facebook, Inc	106,048,664
232,794	*	IAC/InterActiveCorp	37,745,219
456,367		MasterCard, Inc (Class A)	81,356,545
2,537,683		Microsoft Corp	237,324,114
482,797	*	Nutanix, Inc	24,424,700
878,890		Oracle Corp	40,138,906
598,206	*	PayPal Holdings, Inc	44,632,150
172,698	*,n	Proofpoint, Inc	20,368,002
590,947	*,n	salesforce.com, Inc	71,498,677
138,656	*,n	ServiceNow, Inc	23,036,308
46,418	*	Spotify Technology S.A.	7,504,398
331,804	*,n	Take-Two Interactive Software, Inc	33,084,177
511,808		Tencent Holdings Ltd	25,161,957
452,143	*	Teradata Corp	18,501,692
397,419	*	Twitter, Inc	12,045,770
210,942	*,e,n	VMware, Inc (Class A)	28,110,131
637,353	*	Zscaler, Inc	19,050,481
		TOTAL SOFTWARE & SERVICES	1,118,824,305

TECHNOLOGY HARDWARE & EQUIPMENT - 6.5%
1,419,557	n	Apple, Inc	234,595,990
2,192,309		Cisco Systems, Inc	97,097,365
237,971		Cognex Corp	11,006,159
1,295,181		Hewlett Packard Enterprise Co	22,082,836
122,342	n	Motorola Solutions, Inc	13,436,822
175,754		National Instruments Corp	7,186,581
1,120,551	*	Pure Storage, Inc	22,668,747
198,240	n	TE Connectivity Ltd	18,188,520
158,390		Universal Display Corp	13,946,239
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	440,209,259

TELECOMMUNICATION SERVICES - 0.4%
846,378		AT&T, Inc	27,676,561
		TOTAL TELECOMMUNICATION SERVICES	27,676,561

TRANSPORTATION - 1.9%
287,677		DSV AS	22,782,788
165,055	n	FedEx Corp	40,801,596
162,617		JB Hunt Transport Services, Inc	19,096,114
716,874	n	Knight-Swift Transportation Holdings, Inc	27,965,255
138,292		Union Pacific Corp	18,479,960
		TOTAL TRANSPORTATION	129,125,713

UTILITIES - 1.4%
170,764	n	American Water Works Co, Inc	14,784,747
444,084		FirstEnergy Corp	15,276,489
23

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY			VALUE

674,338		Great Plains Energy, Inc			$22,071,083
272,379	n	NextEra Energy, Inc			44,645,642
		TOTAL UTILITIES			96,777,961

		TOTAL COMMON STOCKS			6,765,268,919
		(Cost $4,689,560,592)

PURCHASED OPTIONS - 0.0%

FOOD, BEVERAGE & TOBACCO - 0.0%
80,500		Hain Celestial Group, Inc			12,075
		TOTAL FOOD, BEVERAGE & TOBACCO			12,075

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
30,000		Merck & Co, Inc			12,600
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			12,600

SOFTWARE & SERVICES - 0.0%
32,000		Take-Two Interactive Software, Inc			48,000
		TOTAL SOFTWARE & SERVICES			48,000

		TOTAL PURCHASED OPTIONS			72,675
		(Cost $261,279)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.9%

GOVERNMENT AGENCY DEBT - 0.3%
$16,500,000		Federal Home Loan Bank (FHLB)	1.580%	05/01/18	16,500,000
		TOTAL GOVERNMENT AGENCY DEBT			16,500,000

TREASURY DEBT - 0.2%
10,325,000		United States Treasury Bill	1.638	05/17/18	10,317,692
		TOTAL TREASURY DEBT			10,317,692

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.4%
96,446,127	c	State Street Navigator Securities Lending Government Money Market Portfolio			96,446,127
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			96,446,127

		TOTAL SHORT-TERM INVESTMENTS			123,263,819
		(Cost $123,263,620)
		TOTAL INVESTMENTS - 101.6%			6,888,605,413
		(Cost $4,813,085,491)
		OTHER ASSETS & LIABILITIES, NET - (1.6)%			(105,353,129)
		NET ASSETS - 100.0%			$6,783,252,284
24

TIAA-CREF FUNDS - Growth & Income Fund

Abbreviation(s):
ADR American Depository Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $92,771,391.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2018, the aggregate value of these securities was $24,469,058 or 0.4% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Purchased options outstanding as of April 30, 2018 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Hain Celestial Group, Inc, Call	805	$148,925	$47.00	5/18/18	$12,075
Merck & Co, Inc, Call	300	16,200	60.50	5/11/18	12,600
Take-Two Interactive Software, Inc, Put	320	96,154	89.00	5/25/18	48,000
Total	1,425	$261,279			$72,675

Written options outstanding as of April 30, 2018 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Activision Blizzard, Inc, Put	480	$(25,919)	$60.50	5/18/18	$(26,400)
ADTRAN, Inc, Put	2,000	(275,994)	16.00	8/17/18	(375,000)
Air Products & Chemicals, Inc, Put	257	(79,154)	150.00	6/15/18	(17,348)
Albemarle Corp, Put	59	(18,762)	85.00	5/18/18	(2,950)
Albemarle Corp, Put	111	(87,244)	100.00	9/21/18	(104,895)
Albemarle Corp, Put	113	(137,631)	100.00	12/21/18	(130,515)
Albemarle Corp, Put	112	(105,814)	95.00	12/21/18	(98,560)
Albemarle Corp, Put	59	(51,801)	87.50	1/18/19	(37,170)
Alcoa Corp, Put	800	(31,199)	45.00	5/18/18	(20,000)
Allergan plc, Put	250	(884,480)	190.00	1/18/19	(925,000)
American Water Works Co, Inc, Call	402	(51,455)	85.00	6/15/18	(121,404)
American Water Works Co, Inc, Put	402	(73,564)	75.00	6/15/18	(6,030)
Anthem, Inc, Call	200	(21,399)	245.00	5/18/18	(21,400)
Anthem, Inc, Put	200	(12,400)	210.00	5/4/18	(400)
Anthem, Inc, Put	200	(58,789)	227.50	5/18/18	(27,100)
Apple, Inc, Call	224	(17,454)	180.00	6/1/18	(18,368)
Apple, Inc, Put	224	(20,419)	148.00	6/1/18	(21,280)
Big Lots, Inc, Put	840	(82,528)	37.50	7/20/18	(84,000)
Bluebird Bio, Inc, Put	144	(160,268)	145.00	8/17/18	(140,400)
Boeing Co, Call	160	(21,120)	375.00	6/15/18	(17,760)
Boeing Co, Put	160	(18,883)	315.00	5/11/18	(26,560)
Boyd Gaming Corp, Put	955	(117,462)	30.00	6/15/18	(38,200)
Bristol-Myers Squibb Co, Put	480	(47,759)	45.00	9/21/18	(36,480)
Broadcom Ltd, Put	192	(88,495)	222.50	5/18/18	(52,800)
Caesarstone Ltd, Put	1,000	(218,245)	20.00	10/19/18	(300,000)
Casey’s General Stores, Inc, Put	200	(37,599)	90.00	6/15/18	(31,000)
Celgene Corp, Put	500	(726,483)	100.00	1/18/19	(835,500)
Celgene Corp, Put	330	(555,460)	115.00	1/18/19	(990,000)
Chevron Corp, Call	160	(13,440)	130.00	6/15/18	(16,960)
Chevron Corp, Put	160	(36,479)	110.00	6/15/18	(4,800)
Chipotle Mexican Grill, Inc, Call	160	(319,673)	440.00	9/21/18	(456,000)
Chipotle Mexican Grill, Inc, Put	160	(335,672)	360.00	12/21/18	(276,800)
Chubb Ltd, Put	320	(17,280)	125.00	5/18/18	(3,200)
Cigna Corp, Put	241	(381,494)	175.00	1/18/19	(320,530)
25

TIAA-CREF FUNDS - Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Clovis Oncology, Inc, Put	104	$(70,302)	$45.00	10/19/18	$(78,520)
Coherent, Inc, Put	241	(405,594)	150.00	11/16/18	(344,630)
Concho Resources, Inc, Put	240	(45,582)	125.00	5/18/18	(2,400)
Deere & Co, Put	320	(109,757)	135.00	5/18/18	(136,320)
Dell Technologies, Inc Class V, Put	321	(203,269)	70.00	7/20/18	(150,870)
DISH Network Corp, Put	585	(507,768)	45.00	1/18/19	(748,800)
Dover Corp, Put	480	(22,079)	89.00	5/4/18	(14,400)
Eastman Chemical Co, Call	360	(10,292)	115.00	5/18/18	(1,800)
Eastman Chemical Co, Put	360	(14,371)	95.00	5/18/18	(5,760)
Expedia Group, Inc, Put	248	(238,915)	110.00	10/19/18	(146,320)
Facebook, Inc, Call	236	(21,230)	185.00	5/18/18	(10,148)
FedEx Corp, Put	160	(16,320)	230.00	5/11/18	(4,320)
FMC Corp, Put	400	(105,198)	75.00	5/18/18	(31,600)
General Electric Co, Put	1,444	(200,711)	14.00	9/21/18	(132,848)
Goldman Sachs Group, Inc, Put	105	(127,887)	245.00	10/19/18	(178,500)
Hain Celestial Group, Inc, Call	805	(25,357)	55.00	5/18/18	(6,037)
Hain Celestial Group, Inc, Put	1,000	(367,741)	32.00	11/16/18	(410,000)
Harris Corp, Put	200	(15,816)	145.00	5/18/18	(18,000)
Hasbro, Inc, Put	400	(73,198)	70.00	10/19/18	(32,000)
Humana, Inc, Call	144	(61,939)	340.00	11/16/18	(57,600)
Illumina, Inc, Put	96	(115,005)	210.00	6/15/18	(9,600)
Incyte Corp, Put	161	(150,683)	65.00	1/18/19	(156,170)
Ingredion, Inc, Put	152	(23,255)	120.00	5/18/18	(37,240)
International Business Machines Corp, Put	322	(145,093)	150.00	6/15/18	(232,162)
Intuitive Surgical, Inc, Put	128	(94,902)	395.00	7/20/18	(95,360)
Johnson & Johnson, Put	320	(19,200)	124.00	5/11/18	(14,400)
JPMorgan Chase & Co, Put	330	(36,550)	105.00	5/18/18	(21,780)
Knight-Swift Transportation Holdings, Inc, Put	640	(32,959)	40.00	5/18/18	(89,600)
Mattel, Inc, Put	1,000	(197,995)	13.00	1/18/19	(125,000)
McDonald’s Corp, Put	121	(59,410)	150.00	9/21/18	(23,958)
McDonald’s Corp, Put	120	(124,557)	150.00	1/18/19	(46,080)
Merck & Co, Inc, Put	600	(10,800)	56.50	5/11/18	(12,600)
Merck & Co, Inc, Put	1,203	(116,688)	50.00	7/20/18	(26,466)
Mohawk Industries, Inc, Put	160	(102,263)	210.00	8/17/18	(134,400)
Monster Beverage Corp, Call	236	(36,176)	70.00	9/21/18	(8,260)
Monster Beverage Corp, Put	701	(58,883)	45.00	9/21/18	(45,565)
Monster Beverage Corp, Put	472	(60,726)	45.00	12/21/18	(57,820)
Motorola Solutions, Inc, Put	440	(37,566)	95.00	5/18/18	(7,920)
Nektar Therapeutics, Put	400	(99,198)	75.00	5/18/18	(120,000)
Newell Brands, Inc, Put	750	(249,744)	27.00	1/18/19	(221,250)
NextEra Energy, Inc, Put	280	(24,919)	155.00	5/18/18	(6,440)
Northrop Grumman Corp, Put	128	(230,062)	315.00	11/16/18	(208,640)
NVIDIA Corp, Put	160	(74,078)	210.00	5/4/18	(5,920)
NVIDIA Corp, Put	167	(265,190)	185.00	1/18/19	(183,700)
Parker-Hannifin Corp, Call	209	(11,286)	175.00	6/15/18	(35,530)
Parker-Hannifin Corp, Put	209	(25,706)	145.00	5/18/18	(7,838)
Parker-Hannifin Corp, Put	209	(260,826)	155.00	1/18/19	(196,460)
Philip Morris International, Inc, Put	480	(23,519)	80.00	5/18/18	(33,120)
PNC Financial Services Group, Inc, Put	140	(7,340)	130.00	5/18/18	(2,100)
PNC Financial Services Group, Inc, Put	140	(12,880)	135.00	5/18/18	(3,920)
Praxair, Inc, Put	161	(179,274)	140.00	1/18/19	(99,820)
Proofpoint, Inc, Put	320	(40,959)	110.00	5/18/18	(20,800)
PVH Corp, Call	321	(102,101)	165.00	6/15/18	(128,400)
Raytheon Co, Put	160	(107,677)	200.00	8/17/18	(116,000)
Regeneron Pharmaceuticals, Inc, Put	165	(521,058)	330.00	1/18/19	(763,125)
26

TIAA-CREF FUNDS - Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Rockwell Automation, Inc, Call	52	$(32,169)	$175.00	10/19/18	$(35,360)
Rockwell Automation, Inc, Call	52	(37,221)	185.00	1/18/19	(32,760)
Rockwell Automation, Inc, Put	104	(60,427)	150.00	10/19/18	(49,400)
Rockwell Automation, Inc, Put	104	(96,510)	165.00	10/19/18	(116,480)
salesforce.com, Inc, Put	256	(65,877)	110.00	5/18/18	(8,704)
ServiceNow, Inc, Put	288	(21,311)	140.00	5/4/18	(720)
Skechers U.S.A., Inc, Put	712	(50,907)	25.00	7/20/18	(53,400)
Stanley Black & Decker, Inc, Put	256	(131,325)	135.00	10/19/18	(126,720)
State Street Corp, Put	376	(26,319)	95.00	5/18/18	(20,492)
Take-Two Interactive Software, Inc, Put	320	(41,727)	85.00	5/18/18	(19,840)
Take-Two Interactive Software, Inc, Put	320	(97,550)	70.00	1/18/19	(72,000)
Tapestry, Inc, Call	640	(13,760)	59.00	5/4/18	(17,920)
Tapestry, Inc, Put	640	(28,159)	50.00	5/4/18	(29,440)
TE Connectivity Ltd, Put	480	(21,119)	90.00	5/18/18	(50,400)
Time Warner, Inc, Put	281	(37,653)	87.50	6/15/18	(29,505)
Time Warner, Inc, Put	281	(63,786)	90.00	6/15/18	(46,365)
Ulta Beauty, Inc, Call	128	(37,897)	265.00	5/18/18	(26,368)
Ulta Beauty, Inc, Put	128	(35,238)	245.00	5/18/18	(34,560)
Ulta Beauty, Inc, Put	128	(97,022)	190.00	6/15/18	(7,360)
Ulta Beauty, Inc, Put	84	(149,349)	210.00	9/21/18	(45,360)
United Parcel Service, Inc, Put	362	(197,285)	100.00	10/19/18	(72,400)
Universal Health Services, Inc, Call	160	(12,640)	130.00	5/18/18	(800)
Universal Health Services, Inc, Put	160	(9,440)	110.00	5/18/18	(14,400)
VMware, Inc, Put	320	(265,034)	110.00	7/20/18	(64,000)
WABCO Holdings, Inc, Put	330	(133,043)	120.00	9/21/18	(140,250)
Walmart, Inc, Put	426	(41,364)	75.00	9/21/18	(33,654)
Walmart, Inc, Put	477	(158,837)	82.50	9/21/18	(107,325)
Wellcare Health Plans, Inc, Call	200	(64,598)	240.00	6/15/18	(18,000)
Wellcare Health Plans, Inc, Put	300	(146,397)	165.00	6/15/18	(69,000)
WW Grainger, Inc, Put	160	(36,479)	270.00	5/18/18	(52,800)
Wynn Resorts Ltd, Put	111	(80,662)	155.00	6/15/18	(7,770)
Zimmer Biomet Holdings, Inc, Call	321	(36,272)	135.00	6/15/18	(3,210)
Zimmer Biomet Holdings, Inc, Put	321	(256,152)	110.00	12/21/18	(179,760)
Total	41,287	$(14,017,201)			$(12,979,650)

27

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.4%
71,347	*	Tesla, Inc	$20,968,883
		TOTAL AUTOMOBILES & COMPONENTS	20,968,883

BANKS - 1.0%
1,766,640		Bank of America Corp	52,857,869
		TOTAL BANKS	52,857,869

CAPITAL GOODS - 6.8%
126,487		3M Co	24,587,808
333,668		Airbus SE	39,166,979
263,214		Boeing Co	87,797,662
322,454		Caterpillar, Inc	46,549,459
149,561		Northrop Grumman Corp	48,164,624
257,845		Parker-Hannifin Corp	42,446,444
155,757		Roper Industries, Inc	41,149,442
117,367	*	United Rentals, Inc	17,605,050
		TOTAL CAPITAL GOODS	347,467,468

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
56,414	*	CoStar Group, Inc	20,684,757
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	20,684,757

CONSUMER DURABLES & APPAREL - 1.5%
255,571	*	Lululemon Athletica, Inc	25,505,986
190,088		Nike, Inc (Class B)	13,000,118
749,740		Tapestry, Inc	40,313,520
		TOTAL CONSUMER DURABLES & APPAREL	78,819,624

CONSUMER SERVICES - 4.6%
192,849		Hilton Worldwide Holdings, Inc	15,204,215
700,600		Marriott International, Inc (Class A)	95,758,008
1,757,882		Starbucks Corp	101,201,267
137,312		Wynn Resorts Ltd	25,566,121
		TOTAL CONSUMER SERVICES	237,729,611

DIVERSIFIED FINANCIALS - 1.1%
238,181		Goldman Sachs Group, Inc	56,765,678
		TOTAL DIVERSIFIED FINANCIALS	56,765,678

ENERGY - 1.7%
317,034	*	Concho Resources, Inc	49,840,915
330,051		EOG Resources, Inc	39,002,127
		TOTAL ENERGY	88,843,042
28

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 1.6%
954,671	n	Walmart, Inc	$84,450,197
		TOTAL FOOD & STAPLES RETAILING	84,450,197

FOOD, BEVERAGE & TOBACCO - 0.3%
302,515	*	Monster Beverage Corp	16,638,325
		TOTAL FOOD, BEVERAGE & TOBACCO	16,638,325

HEALTH CARE EQUIPMENT & SERVICES - 5.5%
169,401		Abbott Laboratories	9,847,280
756,503	*	Cerner Corp	44,066,300
379,417	*	Edwards Lifesciences Corp	48,322,549
265,218	*	Intuitive Surgical, Inc	116,902,790
242,551	*,g	Siemens Healthineers AG.	9,456,422
313,869		Stryker Corp	53,175,686
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	281,771,027

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
334,120		Estee Lauder Cos (Class A)	49,479,831
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	49,479,831

MATERIALS - 2.0%
261,162		Praxair, Inc	39,832,428
177,874		Sherwin-Williams Co	65,397,155
		TOTAL MATERIALS	105,229,583

MEDIA - 1.0%
295	*,m	Rovi Guides, Inc	1,081
492,510		Walt Disney Co	49,413,529
		TOTAL MEDIA	49,414,610

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.7%
422,712	*	Alexion Pharmaceuticals, Inc	49,723,612
613,742	n	Gilead Sciences, Inc	44,330,585
233,504	*	Illumina, Inc	56,258,119
15,849	*	Incyte Corp	981,687
312,476	*	Jazz Pharmaceuticals plc	47,508,851
230,161		Lonza Group AG.	56,235,659
270,056	*	Vertex Pharmaceuticals, Inc	41,361,777
569,667		Zoetis, Inc	47,555,801
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	343,956,091

RETAILING - 12.1%
178,902	*	Amazon.com, Inc	280,183,789
428,808		Expedia, Inc	49,372,953
577,762		Home Depot, Inc	106,770,418
101,222		Kering	58,556,508
289,967	*	NetFlix, Inc	90,603,089
147,621	*	Ulta Beauty, Inc	37,039,585
		TOTAL RETAILING	622,526,342
29

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.3%
501,355	*,e	Advanced Micro Devices, Inc	$5,454,742
1,085,918		Applied Materials, Inc	53,937,547
422,318		Broadcom, Inc	96,888,195
298,004		NVIDIA Corp	67,021,100
718,537		Xilinx, Inc	46,158,817
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	269,460,401

SOFTWARE & SERVICES - 39.9%
1,064,697		Activision Blizzard, Inc	70,642,646
672,765	*	Adobe Systems, Inc	149,084,724
427,285	*,n	Alibaba Group Holding Ltd (ADR)	76,287,464
91,081	*	Alphabet, Inc (Class A)	92,773,285
170,573	*	Alphabet, Inc (Class C)	173,529,030
438,496		Automatic Data Processing, Inc	51,777,608
32,800	*	Baidu, Inc (ADR)	8,229,520
1,317,843	*	eBay, Inc	49,919,893
934,119	*,n	Facebook, Inc	160,668,468
317,391	*	Gartner, Inc	38,496,354
377,904	*	GoDaddy, Inc	24,397,482
153,774	*	Guidewire Software, Inc	13,012,356
365,616	*	IAC/InterActiveCorp	59,280,978
805,181		Intuit, Inc	148,789,397
831,743		MasterCard, Inc (Class A)	148,274,825
3,236,306		Microsoft Corp	302,659,337
1,292,363	*	PayPal Holdings, Inc	96,423,203
130,055	*	Red Hat, Inc	21,206,768
1,168,708	*	salesforce.com, Inc	141,401,981
83,058	*	Square, Inc	3,931,966
703,603		Tencent Holdings Ltd	34,591,152
1,463,106	*	Twitter, Inc	44,346,743
1,116,187		Visa, Inc (Class A)	141,621,807
		TOTAL SOFTWARE & SERVICES	2,051,346,987

TECHNOLOGY HARDWARE & EQUIPMENT - 5.6%
739,956	n	Apple, Inc	122,285,128
2,071,499	n	Cisco Systems, Inc	91,746,691
237,112		Motorola, Inc	26,042,011
510,081		TE Connectivity Ltd	46,799,932
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	286,873,762

TRANSPORTATION - 1.1%
238,759		FedEx Corp	59,021,225
		TOTAL TRANSPORTATION	59,021,225

		TOTAL COMMON STOCKS	5,124,305,313
		(Cost $3,277,068,068)
30

TIAA-CREF FUNDS - Large-Cap Growth Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.0%

GOVERNMENT AGENCY DEBT - 0.7%
$36,700,000		Federal Home Loan Bank (FHLB)	1.580%	05/01/18	$36,700,000
		TOTAL GOVERNMENT AGENCY DEBT			36,700,000

TREASURY DEBT - 0.2%
2,800,000		United States Treasury Bill	1.634	05/03/18	2,799,756
9,800,000		United States Treasury Bill	1.621	06/07/18	9,783,507
		TOTAL TREASURY DEBT			12,583,263

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
5,753,271	c	State Street Navigator Securities Lending Government Money Market Portfolio			5,753,271
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			5,753,271

		TOTAL SHORT-TERM INVESTMENTS			55,036,534
		(Cost $55,036,720)
		TOTAL INVESTMENTS - 100.6%			5,179,341,847
		(Cost $3,332,104,788)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%			(32,307,183)
		NET ASSETS - 100.0%			$5,147,034,664

Abbreviation(s):
ADR American Depository Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,400,190.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2018, the aggregate value of these securities was $9,456,422 or 0.2% of net assets.
m	Indicates a security that has been deemed illiquid.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Written options outstanding as of April 30, 2018 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Alibaba Group Holding Ltd, Put	430	$(79,166)	$165.00	5/18/18	$(65,790)
Cisco Systems, Inc, Put	1,035	(32,084)	38.00	6/15/18	(18,113)
Facebook, Inc, Put	950	(270,164)	135.00	5/4/18	(950)
Gilead Sciences, Inc, Put	614	(33,155)	67.00	5/18/18	(17,192)
Walmart, Inc, Put	960	(92,158)	75.00	9/21/18	(75,840)
Total	3,989	$(506,727)			$(177,885)
31

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.3%
1,526,722		General Motors Co	$56,091,766
1,199,310	e	Peugeot S.A.	29,531,302
		TOTAL AUTOMOBILES & COMPONENTS	85,623,068

BANKS - 13.7%
8,433,124		Banca Intesa S.p.A.	32,079,221
8,355,712		Bank of America Corp	250,002,903
2,446,522		Citigroup, Inc	167,024,057
557,014		Citizens Financial Group, Inc	23,110,511
532,907		Comerica, Inc	50,402,344
1,536,884		Huntington Bancshares, Inc	22,914,941
998,703		JPMorgan Chase & Co	108,638,912
3,468,979		Regions Financial Corp	64,869,907
377,663		SunTrust Banks, Inc	25,227,888
887,383		TCF Financial Corp	22,033,720
1,910,771		Wells Fargo & Co	99,283,661
959,017		Zions Bancorporation	52,506,181
		TOTAL BANKS	918,094,246

CAPITAL GOODS - 6.1%
15,919,329	*	Bombardier, Inc	49,222,895
1,030,904	*	Colfax Corp	31,968,333
331,440		Eaton Corp	24,867,943
586,318	*	Evoqua Water Technologies Corp	11,978,477
456,093		Fortive Corp	32,067,899
4,227,569		General Electric Co	59,481,896
816,466	*	GrafTech International Ltd	13,047,127
589,772	*	HD Supply Holdings, Inc	22,830,074
162,075	*	Herc Holdings, Inc	8,533,249
9,430	*	JELD-WEN Holding, Inc	265,077
314,209		Johnson Controls International plc	10,642,259
194,490		L3 Technologies, Inc	38,096,701
350,629	*	SPX Corp	11,093,901
649,276	*	SPX FLOW, Inc	29,217,420
1,710,464		Triumph Group, Inc	40,452,474
228,153		United Technologies Corp	27,412,583
		TOTAL CAPITAL GOODS	411,178,308

CONSUMER DURABLES & APPAREL - 0.5%
3,400,600		Cyrela Brazil Realty S.A.	13,492,904
821,838		Newell Rubbermaid, Inc	22,707,384
		TOTAL CONSUMER DURABLES & APPAREL	36,200,288
32

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 3.8%
3,052,989		Arcos Dorados Holdings, Inc	$27,782,200
504,979		Carnival Corp	31,843,976
778,742		Extended Stay America, Inc	15,247,768
1,649,156		Melco Crown Entertainment Ltd (ADR)	51,470,159
318,955		MGM Resorts International	10,021,566
1,258,950		Red Rock Resorts, Inc	38,007,700
671,851		Restaurant Brands International, Inc	36,562,131
221,382		Wynn Resorts Ltd	41,219,115
		TOTAL CONSUMER SERVICES	252,154,615

DIVERSIFIED FINANCIALS - 5.0%
225,200		American Express Co	22,238,500
174,180		Bank of New York Mellon Corp	9,494,552
1,015,959		Blackstone Group LP	31,443,931
368,557		Capital One Financial Corp	33,398,635
509,020		Goldman Sachs Group, Inc	121,314,737
826,362		Morgan Stanley	42,656,806
400,311		State Street Corp	39,943,032
961,625		Synchrony Financial	31,897,101
		TOTAL DIVERSIFIED FINANCIALS	332,387,294

ENERGY - 14.1%
211,057		Anadarko Petroleum Corp	14,208,357
222,341		Arch Coal, Inc	17,971,823
5,072,423		Cenovus Energy, Inc	50,876,403
703,394		Chevron Corp	88,001,623
187,892	*	Concho Resources, Inc	29,538,501
335,001	*	Continental Resources, Inc	22,130,166
1,066,747	*	Devon Energy Corp	38,754,919
8,161	*	Diamondback Energy, Inc	1,048,280
910,352		EOG Resources, Inc	107,576,296
1,200,785		Exxon Mobil Corp	93,361,034
1,534,611	*	Matador Resources Co	50,243,164
3,421,696	*,e	MEG Energy Corp	17,695,441
1,824,857		Nabors Industries Ltd	13,887,162
342,838		National Oilwell Varco, Inc	13,257,546
332,487	*	Newfield Exploration Co	9,908,113
3,762,174	*	Parsley Energy, Inc	112,978,085
1,812,643		Plains All American Pipeline LP	42,615,237
496,502		Plains GP Holdings LP	12,025,278
300,927	e	RPC, Inc	5,419,695
1,176,956	*	RSP Permian, Inc	58,388,787
1,846,427		TechnipFMC plc	60,858,234
9,511,407	*,e	Weatherford International Ltd	28,058,651
1,642,110		Williams Cos, Inc	42,251,490
694,141	*	WPX Energy, Inc	11,862,870
		TOTAL ENERGY	942,917,155

FOOD & STAPLES RETAILING - 2.1%
934,156		CVS Health Corp	65,232,113
505,347		Walgreens Boots Alliance, Inc	33,580,308
451,677		Walmart, Inc	39,955,348
		TOTAL FOOD & STAPLES RETAILING	138,767,769
33

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 5.5%
221,399		Bunge Ltd	$15,991,650
768,024		ConAgra Foods, Inc	28,470,650
503,033		General Mills, Inc	22,002,663
1,970,181		Kraft Heinz Co	111,078,805
55,674		Molson Coors Brewing Co (Class B)	3,966,216
1,437,357		Mondelez International, Inc	56,775,601
1,043,798		Philip Morris International, Inc	85,591,436
778,034		Pinnacle Foods, Inc	46,993,254
		TOTAL FOOD, BEVERAGE & TOBACCO	370,870,275

HEALTH CARE EQUIPMENT & SERVICES - 2.4%
214,352		Abbott Laboratories	12,460,282
43,709		Anthem, Inc	10,314,887
84,915		Baxter International, Inc	5,901,592
327,996		McKesson Corp	51,236,255
240,124		Medtronic plc	19,241,136
436,283	*	Molina Healthcare, Inc	36,320,560
230,592		Zimmer Biomet Holdings, Inc	26,557,281
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	162,031,993

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
340,842		Procter & Gamble Co	24,656,510
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	24,656,510

INSURANCE - 5.9%
1,472,269		American International Group, Inc	82,447,064
468,927	*	Athene Holding Ltd	22,977,423
333,964	*	Berkshire Hathaway, Inc (Class B)	64,698,846
319,682		Chubb Ltd	43,371,257
385,946		Hartford Financial Services Group, Inc	20,779,333
1,055,392		Manulife Financial Corp	19,915,247
2,042,544		Metlife, Inc	97,368,072
2,486,100		Ping An Insurance Group Co of China Ltd	24,292,677
144,292		Travelers Cos, Inc	18,988,827
		TOTAL INSURANCE	394,838,746

MATERIALS - 6.6%
284,531		Ashland Global Holdings, Inc	18,830,262
181,925	*	Berry Plastics Group, Inc	10,005,875
1,447,532		DowDuPont, Inc	91,541,924
2,722,380		First Quantum Minerals Ltd	39,225,850
1,546,004		Freeport-McMoRan Copper & Gold, Inc (Class B)	23,514,721
472,130	*	GCP Applied Technologies, Inc	13,526,524
4,182,756		Glencore Xstrata plc	20,148,310
2,235,670		Louisiana-Pacific Corp	63,336,531
724,584		Olin Corp	21,875,191
956,795		ThyssenKrupp AG.	24,886,907
1,753,961		Tronox Ltd	30,133,050
781,124		Valvoline, Inc	15,841,195

34

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

131,653		Vulcan Materials Co	$14,704,324
745,708		WR Grace and Co	51,036,255
		TOTAL MATERIALS	438,606,919

MEDIA - 1.4%
763,810	*	DISH Network Corp (Class A)	25,625,826
219,150		Time Warner, Inc	20,775,420
483,180		Walt Disney Co	48,477,449
		TOTAL MEDIA	94,878,695

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.4%
655,288		Allergan plc	100,685,001
256,061		Amgen, Inc	44,677,523
36,748	*	Biogen Idec, Inc	10,054,253
231,537		Bristol-Myers Squibb Co	12,070,024
998,532		Gilead Sciences, Inc	72,123,967
667,081		Johnson & Johnson	84,379,076
504,263	*	Mylan NV	19,545,234
4,274,394		Pfizer, Inc	156,485,564
887,070		Schering-Plough Corp	52,221,811
288,848	*,e	TESARO, Inc	14,705,251
3,188,217		Teva Pharmaceutical Industries Ltd (ADR)	57,324,142
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	624,271,846

REAL ESTATE - 0.6%
45,041		AvalonBay Communities, Inc	7,341,683
1,123,650		MGM Growth Properties LLC	31,428,491
		TOTAL REAL ESTATE	38,770,174

RETAILING - 2.7%
388,793		Advance Auto Parts, Inc	44,497,359
954,859		Bed Bath & Beyond, Inc	16,671,838
461,149		Expedia, Inc	53,096,696
3,554,183	*	Groupon, Inc	16,491,409
10,676,000		Hengdeli Holdings Ltd	486,016
290,337		Target Corp	21,078,466
2,692,800		Via Varejo S.A.	22,867,892
		TOTAL RETAILING	175,189,676

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
3,409,754	*,e	Advanced Micro Devices, Inc	37,098,124
775,897	*	Cree, Inc	28,956,476
1,108,637		Intel Corp	57,227,842
372,780	*	Mellanox Technologies Ltd	29,300,508
658,713		QUALCOMM, Inc	33,600,950
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	186,183,900

SOFTWARE & SERVICES - 4.7%
1,060,508	*	eBay, Inc	40,172,043
236,286		International Business Machines Corp	34,252,019
103,072	*	MicroStrategy, Inc (Class A)	13,137,557
69,308		Nintendo Co Ltd	29,121,568
35

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

1,609,380		Oracle Corp	$73,500,384
6,642,843	*,e	Pandora Media, Inc	37,266,349
1,628,647	*	Teradata Corp	66,644,235
6,580,586	*	Zynga, Inc	22,703,022
		TOTAL SOFTWARE & SERVICES	316,797,177

TECHNOLOGY HARDWARE & EQUIPMENT - 4.9%
640,489	*	Ciena Corp	16,492,592
3,568,871		Cisco Systems, Inc	158,065,297
329,541		Corning, Inc	8,904,198
624,267		Hewlett Packard Enterprise Co	10,643,752
1,040,340	*	Infinera Corp	12,192,785
1,526,881		Juniper Networks, Inc	37,546,004
404,759	*,e	Lumentum Holdings, Inc	20,420,091
6,672,864		Nokia Corp	40,103,912
652,373		Xerox Corp	20,517,131
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	324,885,762

TELECOMMUNICATION SERVICES - 3.0%
3,719,293		AT&T, Inc	121,620,881
2,311,572	*,e	Sprint Corp	12,967,919
1,211,052		Telephone & Data Systems, Inc	33,098,051
659,662		Verizon Communications, Inc	32,554,320
		TOTAL TELECOMMUNICATION SERVICES	200,241,171

TRANSPORTATION - 1.4%
726,667	*,†,b,m	AMR Corp (Escrow)	7,267
559,827	*	Kirby Corp	47,753,243
1,135,962		Knight-Swift Transportation Holdings, Inc	44,313,877
		TOTAL TRANSPORTATION	92,074,387

UTILITIES - 1.6%
225,224		Duke Energy Corp	18,053,956
122,756		Edison International	8,042,973
439,711		Exelon Corp	17,447,732
1,106,611		FirstEnergy Corp	38,067,418
169,655		Pinnacle West Capital Corp	13,657,228
91,641		Sempra Energy	10,245,464
		TOTAL UTILITIES	105,514,771

		TOTAL COMMON STOCKS	6,667,134,745
		(Cost $5,542,121,553)

SHORT-TERM INVESTMENTS - 2.8%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.8%
188,429,079	c	State Street Navigator Securities Lending Government Money Market Portfolio	188,429,079
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	188,429,079

		TOTAL SHORT-TERM INVESTMENTS	188,429,079
		(Cost $188,429,079)
36

TIAA-CREF FUNDS - Large-Cap Value Fund

VALUE

TOTAL INVESTMENTS - 102.7%	$6,855,563,824
(Cost $5,730,550,632)
OTHER ASSETS & LIABILITIES, NET - (2.7)%	(184,167,913)
NET ASSETS - 100.0%	$6,671,395,911

Abbreviation(s):
ADR American Depository Receipt

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $177,177,847.
m	Indicates a security that has been deemed illiquid.
37

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS
MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.4%

AUTOMOBILES & COMPONENTS - 1.2%
210,491		Delphi Automotive plc	$17,803,329
		TOTAL AUTOMOBILES & COMPONENTS	17,803,329

BANKS - 1.9%
267,872		Citizens Financial Group, Inc	11,114,009
61,880	*	SVB Financial Group	18,539,867
		TOTAL BANKS	29,653,876

CAPITAL GOODS - 13.2%
276,332		A.O. Smith Corp	16,952,968
214,886		BWX Technologies, Inc	14,569,271
169,710	*	Evoqua Water Technologies Corp	3,467,176
397,590		Fastenal Co	19,875,524
284,285		Fortive Corp	19,988,078
186,513		Fortune Brands Home & Security, Inc	10,200,396
194,000		Ingersoll-Rand plc	16,274,660
200,000		ITT, Inc	9,778,000
352,807		Masco Corp	13,360,801
113,255		Owens Corning, Inc	7,417,070
117,874		Parker-Hannifin Corp	19,404,418
94,194		Rockwell Automation, Inc	15,497,739
101,229		Roper Industries, Inc	26,743,689
25,532		TransDigm Group, Inc	8,184,793
		TOTAL CAPITAL GOODS	201,714,583

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
201,353		Waste Connections, Inc	14,557,822
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	14,557,822

CONSUMER DURABLES & APPAREL - 2.1%
262,780		DR Horton, Inc	11,599,109
49,673	*	Mohawk Industries, Inc	10,425,369
201,904		Tapestry, Inc	10,856,378
		TOTAL CONSUMER DURABLES & APPAREL	32,880,856

CONSUMER SERVICES - 6.0%
89,036		Hilton Worldwide Holdings, Inc	7,019,598
473,708		Melco Crown Entertainment Ltd (ADR)	14,784,427
280,018		Planet Fitness, Inc	11,281,925
202,587	e	Restaurant Brands International, Inc	11,024,785
25,165		Vail Resorts, Inc	5,770,586
127,316		Wynn Resorts Ltd	23,704,966
447,055		Yum China Holdings, Inc	19,116,072
		TOTAL CONSUMER SERVICES	92,702,359
38

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 5.3%
55,000		Affiliated Managers Group, Inc	$9,067,300
58,093		Ameriprise Financial, Inc	8,145,219
391,856	e,n	iShares Russell Midcap Growth Index Fund	47,700,631
299,397		Lazard Ltd (Class A)	16,293,185
		TOTAL DIVERSIFIED FINANCIALS	81,206,335

ENERGY - 2.2%
153,723	*	Diamondback Energy, Inc	19,745,719
443,586	*	Parsley Energy, Inc	13,320,888
		TOTAL ENERGY	33,066,607

FOOD, BEVERAGE & TOBACCO - 0.8%
157,174	*	Post Holdings, Inc	12,506,335
		TOTAL FOOD, BEVERAGE & TOBACCO	12,506,335

HEALTH CARE EQUIPMENT & SERVICES - 5.7%
234,937	*,e	Acadia Healthcare Co, Inc	8,359,058
86,000		AmerisourceBergen Corp	7,789,880
72,219	*	Centene Corp	7,841,539
137,310	*	Cerner Corp	7,998,308
199,035	*	Edwards Lifesciences Corp	25,349,097
88,045	*	Insulet Corp	7,571,870
130,630	*	Nevro Corp	11,673,097
233,294	*,e	Teladoc, Inc	10,031,642
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	86,614,491

INSURANCE - 2.3%
181,092	*	Athene Holding Ltd	8,873,508
286,796		Progressive Corp	17,290,931
361,258	*,e	Trupanion, Inc	9,493,860
		TOTAL INSURANCE	35,658,299

MATERIALS - 6.2%
272,871	*	Berry Plastics Group, Inc	15,007,905
235,000	*	Crown Holdings, Inc	11,712,400
386,248		International Paper Co	19,914,947
438,666		Olin Corp	13,243,327
196,429	*	Summit Materials, Inc	5,527,512
591,363		Tronox Ltd	10,159,616
170,000		Vulcan Materials Co	18,987,300
		TOTAL MATERIALS	94,553,007

MEDIA - 0.3%
100,000		World Wrestling Entertainment, Inc (Class A)	3,979,000
		TOTAL MEDIA	3,979,000

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
187,197	*	BioMarin Pharmaceutical, Inc	15,632,822
126,527	*	Exact Sciences Corp	6,327,615
39

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

117,865	*	Illumina, Inc	$28,397,214
117,682	*	Incyte Corp	7,289,223
101,135	*	Jazz Pharmaceuticals plc	15,376,565
195,083	*	Seattle Genetics, Inc	9,986,299
392,758	n	Zoetis, Inc	32,787,438
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	115,797,176

REAL ESTATE - 2.0%
145,000		Digital Realty Trust, Inc	15,325,050
92,066	*	SBA Communications Corp	14,751,735
		TOTAL REAL ESTATE	30,076,785

RETAILING - 8.7%
89,192	*	Burlington Stores, Inc	12,116,733
197,613	*	CarMax, Inc	12,350,813
149,873	*	Dollar Tree, Inc	14,371,322
121,700		Expedia, Inc	14,012,538
78,931	*	O’Reilly Automotive, Inc	20,211,861
374,396		Ross Stores, Inc	30,269,917
183,090		Tractor Supply Co	12,450,120
74,398	*	Ulta Beauty, Inc	18,667,202
		TOTAL RETAILING	134,450,506

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5%
1,171,996	*,e,n	Advanced Micro Devices, Inc	12,751,316
167,547		Analog Devices, Inc	14,635,230
120,148		Lam Research Corp	22,234,589
90,339	e	Microchip Technology, Inc	7,557,761
69,017		Skyworks Solutions, Inc	5,987,915
122,203		Xilinx, Inc	7,850,321
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	71,017,132

SOFTWARE & SERVICES - 21.5%
82,341		Alliance Data Systems Corp	16,719,340
846,966	*,e	ANGI Homeservices, Inc	11,315,466
62,000	*	Autodesk, Inc	7,805,800
136,647	*	Dell Technologies, Inc-VMware Inc	9,807,155
6,623	*	DocuSign, Inc	255,847
287,144		DXC Technology Co	29,593,061
244,966		Fidelity National Information Services, Inc	23,264,421
241,540	*	Fiserv, Inc	17,115,524
102,778	*	FleetCor Technologies, Inc	21,303,824
162,635	*	Gartner, Inc	19,725,999
361,501	*,e	GDS Holdings Ltd (ADR)	10,544,984
278,700	*	GoDaddy, Inc	17,992,872
474	*,e	GrubHub, Inc	47,940
141,988	*	Guidewire Software, Inc	12,015,025
93,305	*	IAC/InterActiveCorp	15,128,473
168,316	*	Nutanix, Inc	8,515,106
93,444	*	Proofpoint, Inc	11,020,785
152,736	*	PTC, Inc	12,577,810
123,885	*	RingCentral, Inc	8,306,489
40

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY			VALUE

247,943	*	SendGrid, Inc			$7,155,635
120,717	*	ServiceNow, Inc			20,055,922
120,000	*,n	Square, Inc			5,680,800
145,007	*	Take-Two Interactive Software, Inc			14,458,648
188,364	*	Twitter, Inc			5,709,313
268,807	*	Worldpay, Inc			21,832,505
126,153	*	Zscaler, Inc			3,770,713
		TOTAL SOFTWARE & SERVICES			331,719,457

TECHNOLOGY HARDWARE & EQUIPMENT - 4.2%
182,000		Amphenol Corp (Class A)			15,235,220
43,294	*	Arista Networks, Inc			11,453,428
55,731	*	Coherent, Inc			9,375,069
119,578	*,e	Lumentum Holdings, Inc			6,032,710
49,000	*	Palo Alto Networks, Inc			9,432,990
371,785	*	Trimble Navigation Ltd			12,863,761
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			64,393,178

TRANSPORTATION - 1.9%
141,434	n	JB Hunt Transport Services, Inc			16,608,595
150,113	*	Kirby Corp			12,804,639
		TOTAL TRANSPORTATION			29,413,234

		TOTAL COMMON STOCKS			1,513,764,367
		(Cost $1,190,092,805)

PURCHASED OPTIONS - 0.0%

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
117,000		Advanced Micro Devices, Inc			79,560
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			79,560

SOFTWARE & SERVICES - 0.0%
60,000		Square, Inc			201,000
		TOTAL SOFTWARE & SERVICES			201,000

TRANSPORTATION - 0.0%
100,000		JB Hunt Transport Services, Inc			35,000
		TOTAL TRANSPORTATION			35,000

		TOTAL PURCHASED OPTIONS			315,560
		(Cost $568,722)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 7.4%

GOVERNMENT AGENCY DEBT - 1.7%
$26,700,000		Federal Home Loan Bank (FHLB)	1.580%	05/01/18	26,700,000
		TOTAL GOVERNMENT AGENCY DEBT			26,700,000
41

TIAA-CREF FUNDS - Mid-Cap Growth Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TREASURY DEBT - 1.1%
$15,265,000		United States Treasury Bill	1.597%	05/24/18	$15,249,420
		TOTAL TREASURY DEBT			15,249,420

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.6%
71,240,245	c	State Street Navigator Securities Lending Government Money Market Portfolio			71,240,245
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			71,240,245

		TOTAL SHORT-TERM INVESTMENTS			113,189,665
		(Cost $113,189,689)
		TOTAL INVESTMENTS - 105.8%			1,627,269,592
		(Cost $1,303,851,216)
		OTHER ASSETS & LIABILITIES, NET - (5.8)%			(89,248,453)
		NET ASSETS - 100.0%			$1,538,021,139

Abbreviation(s):
ADR American Depository Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $69,363,495.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Purchased options outstanding as of April 30, 2018 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Advanced Micro Devices, Inc, Put	1,170	$85,422	$11.00	6/15/18	$79,560
JB Hunt Transport Services, Inc, Put	1,000	284,250	110.00	5/18/18	35,000
Square, Inc, Call	600	199,050	48.00	6/15/18	201,000
Total	2,770	$568,722			$315,560

Written options outstanding as of April 30, 2018 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Advanced Micro Devices, Inc, Call	1,170	$(37,287)	$12.00	6/15/18	$(156,780)
Advanced Micro Devices, Inc, Put	1,170	(33,216)	10.00	6/15/18	(31,590)
JB Hunt Transport Services, Inc, Call	1,000	(173,246)	120.00	5/18/18	(205,000)
JB Hunt Transport Services, Inc, Put	1,000	(59,249)	100.00	5/18/18	(7,500)
Square, Inc, Call	1,200	(151,496)	55.00	6/15/18	(150,000)
Square, Inc, Put	600	(72,148)	40.00	6/15/18	(49,800)
Total	6,140	$(526,642)			$(600,670)

42

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS

MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.7%

AUTOMOBILES & COMPONENTS - 1.5%
187,203		Delphi Automotive plc	$15,833,630
64,278		Delphi Technologies plc	3,111,698
118,209		Lear Corp	22,101,536
157,559		Magna International, Inc (Class A)	9,295,981
60,052	*	Visteon Corp	7,472,871
		TOTAL AUTOMOBILES & COMPONENTS	57,815,716

BANKS - 9.3%
198,249		Chemical Financial Corp	10,881,888
177,399		CIT Group, Inc	9,393,277
466,239		Citizens Financial Group, Inc	19,344,256
491,530		Comerica, Inc	46,488,907
463,030		East West Bancorp, Inc	30,847,058
217,197		First Republic Bank	20,171,085
812,783		Hilltop Holdings, Inc	18,222,595
2,479,415		Huntington Bancshares, Inc	36,968,078
765,175		Keycorp	15,242,286
134,884		M&T Bank Corp	24,585,307
675,153		Regions Financial Corp	12,625,361
802,161		SunTrust Banks, Inc	53,584,355
384,215		Synovus Financial Corp	20,082,918
251,208		TCF Financial Corp	6,237,495
101,153		Wintrust Financial Corp	9,048,136
694,074		Zions Bancorporation	38,000,551
		TOTAL BANKS	371,723,553

CAPITAL GOODS - 8.8%
312,489	*	Aecom Technology Corp	10,762,121
239,912	*	AerCap Holdings NV	12,506,613
1,143,906		CNH Industrial NV	14,012,849
158,445		Crane Co	13,252,340
239,395		Cummins, Inc	38,269,685
592,308	*	Evoqua Water Technologies Corp	12,100,852
138,577		Fluor Corp	8,169,114
367,584		Hexcel Corp	24,433,308
106,760		Hubbell, Inc	11,088,094
279,574		Ingersoll-Rand plc	23,453,463
415,207		ITT, Inc	20,299,470
111,493	*	JELD-WEN Holding, Inc	3,134,068
438,674		KBR, Inc	7,321,469
256,249		L3 Technologies, Inc	50,194,054
297,537		Masco Corp	11,267,726
79,208	*	Masonite International Corp	4,807,926
262,697	*	SPX FLOW, Inc	11,821,365
939,163		Textron, Inc	58,359,589
43

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

98,690	*	WABCO Holdings, Inc	$12,730,023
46,205	e	Wabtec Corp	4,103,466
		TOTAL CAPITAL GOODS	352,087,595

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
476,873		Republic Services, Inc	30,844,146
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	30,844,146

CONSUMER DURABLES & APPAREL - 2.1%
275,649	e	Mattel, Inc	4,079,605
97,000	*	Mohawk Industries, Inc	20,358,360
352,259		Newell Rubbermaid, Inc	9,732,916
6,391	*	NVR, Inc	19,812,100
182,713		Sony Corp	8,533,811
87,496		Steven Madden Ltd	4,221,682
387,891	*,e	Tempur Sealy International, Inc	17,358,123
		TOTAL CONSUMER DURABLES & APPAREL	84,096,597

CONSUMER SERVICES - 1.5%
197,594		ARAMARK Holdings Corp	7,388,040
112,725		Darden Restaurants, Inc	10,467,643
421,017		ILG, Inc	14,369,310
189,103	*	Red Robin Gourmet Burgers, Inc	11,790,572
148,419		Wyndham Worldwide Corp	16,950,934
		TOTAL CONSUMER SERVICES	60,966,499

DIVERSIFIED FINANCIALS - 4.6%
315,243		Ameriprise Financial, Inc	44,200,221
236,980		Blackstone Mortgage Trust, Inc	7,310,833
880,699	*	E*TRADE Financial Corp	53,440,815
169,662		Lazard Ltd (Class A)	9,233,006
749,296		MFA Mortgage Investments, Inc	5,634,706
311,222		Raymond James Financial, Inc	27,932,174
427,598		Synchrony Financial	14,183,426
442,714		Voya Financial, Inc	23,176,078
		TOTAL DIVERSIFIED FINANCIALS	185,111,259

ENERGY - 11.3%
151,639		Anadarko Petroleum Corp	10,208,338
266,562		Andeavor	36,870,856
161,593		Apache Corp	6,617,233
134,976		Arch Coal, Inc	10,910,110
348,704		Baker Hughes a GE Co	12,591,701
693,323	*	Callon Petroleum Co	9,644,123
1,055,988		Capital Product Partners LP	3,421,401
100,202		Cimarex Energy Co	10,079,319
195,879	*	Concho Resources, Inc	30,794,137
508,818	*	Continental Resources, Inc	33,612,517
152,077	*	Diamondback Energy, Inc	19,534,291
110,424	*	Dril-Quip, Inc	4,577,075
369,235	*	Energen Corp	24,162,738
117,797		EQT Corp	5,912,231
44

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

347,288		Hess Corp	$19,791,943
151,852		HollyFrontier Corp	9,215,898
325,704		Marathon Petroleum Corp	24,398,487
575,518	*	Matador Resources Co	18,842,459
164,462		Oceaneering International, Inc	3,493,173
726,886	*	Parsley Energy, Inc	21,828,387
521,700		Patterson-UTI Energy, Inc	11,174,814
38,010		Pioneer Natural Resources Co	7,660,916
311,736		Plains All American Pipeline LP	7,328,913
407,018	*	Rowan Cos plc	5,877,340
311,995	e	RPC, Inc	5,619,030
613,818	*	RSP Permian, Inc	30,451,511
101,016		Targa Resources Investments, Inc	4,744,722
241,038		TechnipFMC plc	7,944,613
1,011,925	*,e	Transocean Ltd	12,517,512
849,010		Williams Cos, Inc	21,845,027
1,056,558	*	WPX Energy, Inc	18,056,576
		TOTAL ENERGY	449,727,391

FOOD, BEVERAGE & TOBACCO - 5.3%
82,030		British American Tobacco plc (ADR)	4,480,478
789,166		Bunge Ltd	57,001,460
775,830		ConAgra Foods, Inc	28,760,018
780,503		Cott Corp	11,161,193
350,388		Lamb Weston Holdings, Inc	22,887,344
233,436		Molson Coors Brewing Co (Class B)	16,629,981
519,163		Pinnacle Foods, Inc	31,357,445
178,965	*	Post Holdings, Inc	14,240,245
363,216		Tyson Foods, Inc (Class A)	25,461,442
		TOTAL FOOD, BEVERAGE & TOBACCO	211,979,606

HEALTH CARE EQUIPMENT & SERVICES - 3.6%
357,085	*	Boston Scientific Corp	10,255,481
180,672		Cardinal Health, Inc	11,593,722
227,529	*	Centene Corp	24,705,099
87,498		Encompass Health Corp	5,321,628
105,060		Humana, Inc	30,906,551
93,529	*	WellCare Health Plans, Inc	19,188,410
372,177		Zimmer Biomet Holdings, Inc	42,863,625
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	144,834,516

INSURANCE - 5.6%
20,562		Alleghany Corp	11,816,365
137,741	*	Arch Capital Group Ltd	11,037,186
261,052		Argo Group International Holdings Ltd	15,258,489
295,143		Axis Capital Holdings Ltd	17,324,894
154,030		Chubb Ltd	20,897,250
53,030		Everest Re Group Ltd	12,338,490
661,606		Hartford Financial Services Group, Inc	35,620,867
365,103		Lincoln National Corp	25,790,876
273,537		Marsh & McLennan Cos, Inc	22,293,266
45

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

306,923		Principal Financial Group	$18,175,980
253,691		ProAssurance Corp	11,999,584
61,393		RenaissanceRe Holdings Ltd	8,351,904
240,187		UnumProvident Corp	11,620,247
		TOTAL INSURANCE	222,525,398

MATERIALS - 6.5%
473,202		Ashland Global Holdings, Inc	31,316,509
189,417	*	Clearwater Paper Corp	4,479,712
312,873	*	Ferro Corp	6,886,335
1,052,045		First Quantum Minerals Ltd	15,158,559
1,772,399		Freeport-McMoRan Copper & Gold, Inc (Class B)	26,958,189
339,304	*	GCP Applied Technologies, Inc	9,721,060
348,040		Louisiana-Pacific Corp	9,859,973
259,215		Newmont Mining Corp	10,184,557
1,048,849		Olin Corp	31,664,751
72,056		Schweitzer-Mauduit International, Inc	2,812,346
580,610		Steel Dynamics, Inc	26,017,134
593,282		Tronox Ltd	10,192,585
341,594		Valvoline, Inc	6,927,526
212,555		Westlake Chemical Corp	22,737,008
70,547		WestRock Co	4,173,561
594,998		WR Grace and Co	40,721,663
		TOTAL MATERIALS	259,811,468

MEDIA - 1.3%
77,379		CBS Corp (Class B)	3,807,047
53,972	*	DISH Network Corp (Class A)	1,810,761
215,385		EW Scripps Co (Class A)	2,397,235
777,210		Interpublic Group of Cos, Inc	18,334,384
1,869,192	*	MDC Partners, Inc	14,112,400
81,627	*	MSG Networks, Inc	1,673,353
305,958		Viacom, Inc (Class B)	9,227,693
		TOTAL MEDIA	51,362,873

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.3%
598,358		Agilent Technologies, Inc	39,336,055
83,592	*	Jazz Pharmaceuticals plc	12,709,328
89,851		Lonza Group AG.	21,953,460
887,780	*	Mylan NV	34,410,353
91,682	*	PerkinElmer, Inc	6,725,791
250,000	*	Prestige Brands Holdings, Inc	7,360,000
471,336		Teva Pharmaceutical Industries Ltd (ADR)	8,474,621
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	130,969,608

REAL ESTATE - 8.3%
277,136		American Assets Trust, Inc	9,303,456
284,895		American Campus Communities, Inc	11,142,243
131,866		AvalonBay Communities, Inc	21,494,158
130,716		Boston Properties, Inc	15,870,230
254,311		Camden Property Trust	21,718,159
1,617,390		Cousins Properties, Inc	14,378,597
46

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

794,852		DDR Corp	$5,762,677
438,873	*	Equity Commonwealth	13,600,674
234,731		Gaming and Leisure Properties, Inc	8,044,231
450,048		GGP, Inc	8,996,460
801,087		HCP, Inc	18,713,392
1,060,459		Host Marriott Corp	20,742,578
360,039		Kennedy-Wilson Holdings, Inc	6,822,739
288,039		Kimco Realty Corp	4,179,446
257,060		Mid-America Apartment Communities, Inc	23,510,708
610,701		Monmouth Real Estate Investment Corp (Class A)	9,545,257
422,395		Park Hotels & Resorts, Inc	12,156,528
533,017		Prologis, Inc	34,598,133
98,212		SL Green Realty Corp	9,599,241
573,653		STORE Capital Corp	14,473,265
342,034		Ventas, Inc	17,587,388
450,048		Washington Prime Group, Inc	2,911,811
258,065		Weingarten Realty Investors	7,089,046
355,537		Welltower, Inc	18,999,897
		TOTAL REAL ESTATE	331,240,314

RETAILING - 2.3%
131,009		Advance Auto Parts, Inc	14,993,980
608,304		Bed Bath & Beyond, Inc	10,620,988
570,685		Foot Locker, Inc	24,585,110
1,365,654	*	Groupon, Inc	6,336,634
627,543	*	Qurate Retail Group, Inc QVC Group	14,690,782
254,840		TJX Companies, Inc	21,623,174
		TOTAL RETAILING	92,850,668

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
656,550		Cypress Semiconductor Corp	9,572,499
38,921		Lam Research Corp	7,202,721
175,196	*	Micron Technology, Inc	8,055,512
749,315	*	ON Semiconductor Corp	16,544,875
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	41,375,607

SOFTWARE & SERVICES - 2.3%
547,021		CA, Inc	19,036,331
86,101	*	Citrix Systems, Inc	8,860,654
219,651	*	Conduent, Inc	4,274,408
316,636		DXC Technology Co	32,632,506
174,166	*	IAC/InterActiveCorp	28,239,276
		TOTAL SOFTWARE & SERVICES	93,043,175

TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
1,238,610	*	Ciena Corp	31,894,207
510,787	*	CommScope Holding Co, Inc	19,522,279
903,171	*	Extreme Networks, Inc	9,663,930
428,943		Juniper Networks, Inc	10,547,708
379,784	*,e	Lumentum Holdings, Inc	19,160,103
1,558,886		Nokia Corp	9,368,905
47

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

1,181,509		Nokia Oyj (Turquoise)	$7,089,307
1,922,962	*	Oclaro, Inc	15,229,859
396,976		TE Connectivity Ltd	36,422,548
266,661		Western Digital Corp	21,010,220
340,716		Xerox Corp	10,715,518
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	190,624,584

TELECOMMUNICATION SERVICES - 0.5%
349,072		Telephone & Data Systems, Inc	9,540,138
154,030	*	T-Mobile US, Inc	9,320,355
		TOTAL TELECOMMUNICATION SERVICES	18,860,493

TRANSPORTATION - 3.7%
100,654		Alaska Air Group, Inc	6,535,464
436,418		American Airlines Group, Inc	18,735,425
135,974	*	Avis Budget Group, Inc	6,718,475
138,852		Costamare, Inc	942,805
439,715		CSX Corp	26,114,674
144,579		Delta Air Lines, Inc	7,549,916
93,415		Kansas City Southern Industries, Inc	9,960,842
258,913	*	Kirby Corp	22,085,279
164,316		Knight-Swift Transportation Holdings, Inc	6,409,967
148,424		Norfolk Southern Corp	21,294,391
349,252	*	United Continental Holdings, Inc	23,588,480
		TOTAL TRANSPORTATION	149,935,718

UTILITIES - 10.3%
116,670		Ameren Corp	6,839,195
278,185		American Electric Power Co, Inc	19,467,386
246,368		American Water Works Co, Inc	21,330,542
790,880		Centerpoint Energy, Inc	20,032,990
246,999		CMS Energy Corp	11,655,883
359,776		DTE Energy Co	37,920,390
414,628		Edison International	27,166,427
972,105		FirstEnergy Corp	33,440,412
80,408		National Fuel Gas Co	4,128,951
146,195		NextEra Energy, Inc	23,962,823
1,015,217		NiSource, Inc	24,761,143
182,483		NorthWestern Corp	10,025,616
351,067		OGE Energy Corp	11,539,572
137,044		PG&E Corp	6,317,728
317,432		Pinnacle West Capital Corp	25,553,276
548,814		PPL Corp	15,970,487
548,185		Public Service Enterprise Group, Inc	28,587,848
365,919		Sempra Energy	40,909,744
214,481		Southwest Gas Corp	15,654,968
579,255		Vistra Energy Corp	13,235,977
311,689		Xcel Energy, Inc	14,599,513
		TOTAL UTILITIES	413,100,871

		TOTAL COMMON STOCKS	3,944,887,655
		(Cost $2,748,657,847)
48

TIAA-CREF FUNDS - Mid-Cap Value Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.2%

GOVERNMENT AGENCY DEBT - 0.7%
$29,350,000		Federal Home Loan Bank (FHLB)	1.580%	05/01/18	$29,350,000
		TOTAL GOVERNMENT AGENCY DEBT			29,350,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
61,651,107	c	State Street Navigator Securities Lending Government Money Market Portfolio			61,651,107
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			61,651,107

		TOTAL SHORT-TERM INVESTMENTS			91,001,107
		(Cost $91,001,107)
		TOTAL INVESTMENTS - 100.9%			4,035,888,762
		(Cost $2,839,658,954)
		OTHER ASSETS & LIABILITIES, NET - (0.9)%			(37,726,190)
		NET ASSETS - 100.0%			$3,998,162,572

Abbreviation(s):
ADR American Depository Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $60,650,099.
49

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

BANKS - 11.9%
430,500		Bank of NT Butterfield & Son Ltd	$20,427,225
319,600		Berkshire Hills Bancorp, Inc	12,128,820
529,800		Cathay General Bancorp	21,197,298
178,665		Centerstate Banks of Florida, Inc	5,177,712
501,100	*	Customers Bancorp, Inc	14,441,702
184,000	*	Eagle Bancorp, Inc	10,800,800
544,400	*	Essent Group Ltd	17,943,424
253,700	*	FCB Financial Holdings, Inc	14,663,860
134,300		Federal Agricultural Mortgage Corp (Class C)	11,483,993
699,800		First Commonwealth Financial Corp	10,594,972
330,000		First Interstate Bancsystem, Inc	13,365,000
278,100		First Merchants Corp	11,980,548
412,400	*	Flagstar Bancorp, Inc	14,248,420
527,700		Hancock Holding Co	25,778,145
602,000		Hope Bancorp, Inc	10,408,580
281,200		IBERIABANK Corp	21,075,940
1,670,600	*	MGIC Investment Corp	16,739,412
596,191		Oritani Financial Corp	9,121,722
794,530		Provident Financial Services, Inc	20,753,124
607,900		Simmons First National Corp (Class A)	18,358,580
920,700		Sterling Bancorp/DE	21,866,625
1,026,090		Umpqua Holdings Corp	24,174,680
779,212		United Community Banks, Inc	24,880,239
450,000		Walker & Dunlop, Inc	25,699,500
153,300		Washington Federal, Inc	4,867,275
290,400		Wintrust Financial Corp	25,976,280
		TOTAL BANKS	428,153,876

CAPITAL GOODS - 10.2%
432,000	*	Aerojet Rocketdyne Holdings, Inc	12,070,080
282,100		Applied Industrial Technologies, Inc	18,040,295
638,443	*	Atkore International Group, Inc	11,345,132
362,780	*	Beacon Roofing Supply, Inc	17,758,081
472,500		Comfort Systems USA, Inc	19,939,500
152,000		Crane Co	12,713,280
220,400		Curtiss-Wright Corp	28,220,016
392,166		EMCOR Group, Inc	28,859,496
186,455		EnerSys	12,783,355
107,170		EnPro Industries, Inc	8,053,825
398,500	*	Generac Holdings, Inc	17,936,485
486,300	*	GMS, Inc	15,153,108
461,500		Hillenbrand, Inc	21,390,525
242,900		ITT, Inc	11,875,381
124,550		Kadant, Inc	11,489,738
114,100	*	Mastec, Inc	5,020,400
50

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

657,600	*	Meritor, Inc	$12,803,472
165,190	*	Moog, Inc (Class A)	13,540,624
340,425	*	Patrick Industries, Inc	19,370,183
705,900	*	Rexnord Corp	19,419,309
79,000	*	Teledyne Technologies, Inc	14,780,110
204,446	*	Trex Co, Inc	21,237,850
517,000	*	Univar, Inc	14,248,520
		TOTAL CAPITAL GOODS	368,048,765

COMMERCIAL & PROFESSIONAL SERVICES - 3.6%
885,600		ACCO Brands Corp	10,671,480
257,100		Brink’s Co	18,973,980
223,267		Exponent, Inc	19,290,269
303,246		Insperity, Inc	24,335,491
212,000		MSA Safety, Inc	18,410,080
327,700	*	TriNet Group, Inc	16,925,705
343,456		Viad Corp	17,430,392
67,975	*	WageWorks, Inc	2,831,159
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	128,868,556

CONSUMER DURABLES & APPAREL - 3.5%
928,400		Callaway Golf Co	16,024,184
196,740		Columbia Sportswear Co	16,331,387
156,500	*	Deckers Outdoor Corp	14,595,190
294,300	*	M/I Homes, Inc	8,970,264
248,400	*	Malibu Boats Inc	8,371,080
317,900	*	Skechers U.S.A., Inc (Class A)	9,060,150
333,600		Steven Madden Ltd	16,096,200
733,700	*	Taylor Morrison Home Corp	17,432,712
230,878	*	TopBuild Corp	18,400,977
		TOTAL CONSUMER DURABLES & APPAREL	125,282,144

CONSUMER SERVICES - 4.6%
158,700	*	Bright Horizons Family Solutions	15,057,456
1,175,800	*,e	Caesars Entertainment Corp	13,345,330
270,100		Choice Hotels International, Inc	21,621,505
675,600	*	Denny’s Corp	11,829,756
314,701	*	Grand Canyon Education, Inc	32,725,757
388,600		ILG, Inc	13,262,918
536,500		Planet Fitness, Inc	21,615,585
449,800		Red Rock Resorts, Inc	13,579,462
361,400		Texas Roadhouse, Inc (Class A)	23,158,512
		TOTAL CONSUMER SERVICES	166,196,281

DIVERSIFIED FINANCIALS - 3.6%
443,700		Artisan Partners Asset Management, Inc	14,264,955
854,100		BGC Partners, Inc (Class A)	11,410,776
306,638		Evercore Partners, Inc (Class A)	31,047,098
261,400		Houlihan Lokey, Inc	11,632,300
90,335	e	iShares Russell 2000 Index Fund	13,850,162
831,800		New Residential Investment Corp	14,539,864
1,362,560	*	SLM Corp	15,642,189
51

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

330,426		Stifel Financial Corp	$19,257,227
		TOTAL DIVERSIFIED FINANCIALS	131,644,571

ENERGY - 5.0%
104,500		Arch Coal, Inc	8,446,735
481,100	*	C&J Energy Services, Inc	14,365,646
576,912		Delek US Holdings, Inc	27,328,322
283,648	*	Exterran Corp	8,308,050
545,700		Green Plains Renewable Energy, Inc	10,150,020
937,000	*	Keane Group, Inc	14,570,350
2,015,200	*,e	McDermott International, Inc	13,300,320
1,257,000	*	Newpark Resources, Inc	13,198,500
1,605,700	*	Oasis Petroleum, Inc	17,710,871
502,939	*	Par Pacific Holdings, Inc	8,484,581
391,300	*	PDC Energy, Inc	20,950,202
463,300		Peabody Energy Corp	17,072,605
405,721	*	SandRidge Energy, Inc	5,899,183
		TOTAL ENERGY	179,785,385

FOOD & STAPLES RETAILING - 0.4%
578,100	*	Sprouts Farmers Market, Inc	14,469,843
		TOTAL FOOD & STAPLES RETAILING	14,469,843

FOOD, BEVERAGE & TOBACCO - 1.2%
53,700	*	Boston Beer Co, Inc (Class A)	12,036,855
139,616		Lancaster Colony Corp	17,534,373
678,079		Vector Group Ltd	13,222,541
		TOTAL FOOD, BEVERAGE & TOBACCO	42,793,769

HEALTH CARE EQUIPMENT & SERVICES - 5.7%
1,017,212	*	Allscripts Healthcare Solutions, Inc	11,820,003
82,100	*	athenahealth, Inc	10,054,787
51,985		Conmed Corp	3,380,585
70,100	*	Globus Medical, Inc	3,588,419
252,220		Hill-Rom Holdings, Inc	21,648,043
685,900	*	HMS Holdings Corp	12,353,059
59,010	*	ICU Medical, Inc	14,852,817
279,900	*	Integer Holding Corp	15,366,510
565,500	*	Lantheus Holdings, Inc	10,065,900
160,500	*	Magellan Health Services, Inc	13,457,925
283,200	*	Masimo Corp	25,411,536
430,863	*	Merit Medical Systems, Inc	20,896,855
269,230	*	NuVasive, Inc	14,325,728
793,376	*	OraSure Technologies, Inc	14,066,557
256,500	*	Orthofix International NV	15,651,630
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	206,940,354

HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
267,900	*	Central Garden and Pet Co (Class A)	9,510,450
145,000		Medifast, Inc	14,555,100
166,860	*	USANA Health Sciences, Inc	17,612,073
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	41,677,623
52

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

INSURANCE - 1.1%
716,315		American Equity Investment Life Holding Co	$21,632,713
752,700	*	Third Point Reinsurance Ltd	10,010,910
256,076		Universal Insurance Holdings, Inc	8,309,666
		TOTAL INSURANCE	39,953,289

MATERIALS - 4.3%
270,900		Boise Cascade Co	11,269,440
742,000		Commercial Metals Co	15,589,420
315,737	*	Ferro Corp	6,949,371
673,900	*,m	Ferroglobe plc	0
236,000	*	Ingevity Corp	18,131,880
217,000		Innospec, Inc	15,775,900
291,407	*	Koppers Holdings, Inc	12,763,627
59,431		Materion Corp	3,016,123
171,200		Reliance Steel & Aluminum Co	15,051,904
590,115		Schnitzer Steel Industries, Inc (Class A)	17,378,887
143,000		Stepan Co	10,055,760
200,000		Tronox Ltd	3,436,000
146,400	*,e	US Concrete, Inc	8,557,080
381,100	*	Worthington Industries, Inc	16,970,383
		TOTAL MATERIALS	154,945,775

MEDIA - 0.4%
59,300	*	Madison Square Garden Co	14,411,086
		TOTAL MEDIA	14,411,086

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.7%
1,242,900	*	Achillion Pharmaceuticals, Inc	4,685,733
117,000	*,e	Aerie Pharmaceuticals, Inc	5,990,400
331,800	*	Amicus Therapeutics, Inc	4,694,970
477,400	*	Amphastar Pharmaceuticals, Inc	9,113,566
270,222	*	Ardelyx, Inc	1,297,065
241,812	*	Arena Pharmaceuticals, Inc	9,633,790
962,339	*	Array Biopharma, Inc	13,049,317
43,300	*	Avexis, Inc	9,208,178
66,500	*	Bluebird Bio, Inc	11,314,975
98,000	*	Blueprint Medicines Corp	7,518,560
245,000	*	Calithera Biosciences, Inc	1,506,750
493,300	*	Catalent, Inc	20,279,563
627,300	*	Celldex Therapeutics, Inc	464,202
41,100	*	Clovis Oncology, Inc	1,782,918
295,700	*	Concert Pharmaceuticals Inc	5,396,525
157,300	*,e	Corcept Therapeutics, Inc	2,623,764
88,900	*	CytomX Therapeutics, Inc	2,338,070
160,800	*	Editas Medicine, Inc	5,049,120
146,926	*	FibroGen, Inc	6,677,787
218,660	*	Five Prime Therapeutics, Inc	3,662,555
216,400	*	Global Blood Therapeutics, Inc	9,554,060
104,800	*,e	Heron Therapeutics, Inc	3,175,440
53

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

855,600	*	Horizon Pharma plc	$11,328,144
881,000	*	Immunogen, Inc	9,682,190
116,700	*	Insmed, Inc	2,839,311
224,400	*	Intersect ENT, Inc	8,964,780
284,000	*	Iovance Biotherapeutics, Inc	4,118,000
236,100	*	Karyopharm Therapeutics, Inc	3,088,188
118,200	*,e	Medicines Co	3,556,638
558,600	*	Momenta Pharmaceuticals, Inc	11,618,880
60,000	*	MyoKardia, Inc	2,964,000
339,300	*	Nektar Therapeutics	28,385,838
831,700	*,e	Pacific Biosciences of California, Inc	2,145,786
295,550		Phibro Animal Health Corp	12,501,765
172,900	*	Portola Pharmaceuticals, Inc	6,246,877
266,767	*	PRA Health Sciences, Inc	21,920,245
70,800	*,e	Prothena Corp plc	849,600
297,400	*	PTC Therapeutics, Inc	8,246,902
110,300	*	Puma Biotechnology, Inc	7,031,625
276,230	*	Retrophin, Inc	6,933,373
64,900	*	Sage Therapeutics, Inc	9,340,408
633,200	*	Sangamo Biosciences, Inc	10,004,560
67,500	*	Sarepta Therapeutics, Inc	5,154,300
476,830	*	Spectrum Pharmaceuticals, Inc	7,591,134
270,863	*	Syneos Health, Inc	10,319,880
153,424	*	Ultragenyx Pharmaceutical, Inc	7,800,076
512,100	*	Vanda Pharmaceuticals, Inc	7,143,795
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	348,793,603

REAL ESTATE - 5.6%
301,870		American Assets Trust, Inc	10,133,776
624,700		CareTrust REIT, Inc	8,252,287
288,233		Chatham Lodging Trust	5,490,839
1,605,000		DiamondRock Hospitality Co	17,735,250
224,800		EastGroup Properties, Inc	20,182,544
719,550		First Industrial Realty Trust, Inc	22,385,201
165,300		Geo Group, Inc	3,719,250
288,900		HFF, Inc (Class A)	10,151,946
417,000		Potlatch Corp	21,621,450
624,255		Preferred Apartment Communities, Inc	9,182,791
160,328		PS Business Parks, Inc	18,482,612
211,000		Ryman Hospitality Properties	16,538,180
839,300		Sabra Healthcare REIT, Inc	15,367,583
137,499		Saul Centers, Inc	6,579,327
756,543		Xenia Hotels & Resorts, Inc	15,577,220
		TOTAL REAL ESTATE	201,400,256

RETAILING - 2.3%
390,700		Aaron’s, Inc	16,319,539
268,000		Caleres, Inc	8,771,640
87,040		Children’s Place Retail Stores, Inc	11,101,952
182,400		DSW, Inc (Class A)	4,067,520
699,900	*	Express Parent LLC	5,487,216
251,500		Foot Locker, Inc	10,834,620
54

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

256,900		Nutri/System, Inc	$7,450,100
302,400	e	PetMed Express, Inc	10,118,304
20,000	*,e	RH	1,909,000
192,500	*	Urban Outfitters, Inc	7,751,975
		TOTAL RETAILING	83,811,866

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
208,541	*	Advanced Energy Industries, Inc	12,418,616
156,289		Cabot Microelectronics Corp	15,855,519
341,368	*	Ceva, Inc	11,128,597
424,600	*	Diodes, Inc	12,122,330
616,800		Entegris, Inc	19,860,960
78,700	*	Integrated Device Technology, Inc	2,190,221
142,000		MKS Instruments, Inc	14,540,800
183,861	*	Nanometrics, Inc	4,563,430
957,600	*	Rambus, Inc	12,927,600
445,400	*	Semtech Corp	17,504,220
182,400	*	Silicon Laboratories, Inc	16,944,960
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	140,057,253

SOFTWARE & SERVICES - 10.2%
363,700	*	Acxiom Corp	9,448,926
281,700	*	Alarm.com Holdings, Inc	11,375,046
172,150	*	CACI International, Inc (Class A)	26,003,257
331,700	*	Cornerstone OnDemand, Inc	14,637,921
263,200	*	Coupa Software, Inc	12,204,584
322,300		CSG Systems International, Inc	13,791,217
25,214	*	EPAM Systems, Inc	2,883,221
541,900	*	Etsy, Inc	16,224,486
50,871	*	ExlService Holdings, Inc	2,940,853
146,800	*	Fair Isaac Corp	25,422,824
621,000	*	FireEye, Inc	11,209,050
111,700	*	HubSpot, Inc	11,829,030
265,600	*	Imperva, Inc	11,885,600
210,700		Mantech International Corp (Class A)	12,450,263
32,594		MAXIMUS, Inc	2,204,332
59,400	*	MuleSoft, Inc	2,648,052
864,150	*	Nuance Communications, Inc	12,720,288
332,700	*	Nutanix, Inc	16,831,293
155,600	*	Paylocity Holding Corp	8,500,428
283,900		Pegasystems, Inc	17,332,095
303,916		Progress Software Corp	11,223,618
36,400	*	Proofpoint, Inc	4,293,016
211,600	*	Qualys, Inc	16,282,620
430,600	*	Quotient Technology, Inc	5,770,040
67,686	*	RingCentral, Inc	4,538,346
229,700		Science Applications International Corp	19,705,963
942,800		TiVo Corp	13,340,620
429,400	*	Verint Systems, Inc	18,077,740
211,600	*	Virtusa Corp	10,186,424
451,000	*	Zendesk, Inc	21,986,250
		TOTAL SOFTWARE & SERVICES	367,947,403
55

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
194,200	*	Anixter International, Inc	$11,438,380
561,010	*	ARRIS International plc	15,147,270
370,488		Benchmark Electronics, Inc	9,743,835
615,871	*	Ciena Corp	15,858,678
752,900	*	Electro Scientific Industries, Inc	13,552,200
1,126,200	*	Extreme Networks, Inc	12,050,340
435,700	*	Fabrinet	12,291,097
625,800	*	Kemet Corp	10,776,276
310,820	*	NCR Corp	9,563,931
170,200		SYNNEX Corp	17,048,934
215,100	*	Tech Data Corp	16,401,375
1,663,700	*	Viavi Solutions, Inc	15,721,965
107,700	*	Zebra Technologies Corp (Class A)	14,521,191
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	174,115,472

TELECOMMUNICATION SERVICES - 1.0%
460,990		Telephone & Data Systems, Inc	12,598,857
2,219,690	*	Vonage Holdings Corp	24,816,134
		TOTAL TELECOMMUNICATION SERVICES	37,414,991

TRANSPORTATION - 2.0%
89,000	*	Avis Budget Group, Inc	4,397,490
106,700		Copa Holdings S.A. (Class A)	12,502,039
615,600	*	Echo Global Logistics, Inc	16,805,880
246,100	*,e	Hertz Global Holdings, Inc	5,389,590
99,200		Knight-Swift Transportation Holdings, Inc	3,869,792
264,300		Skywest, Inc	15,038,670
415,000		Werner Enterprises, Inc	14,234,500
		TOTAL TRANSPORTATION	72,237,961

UTILITIES - 3.7%
324,878		Avista Corp	16,848,173
20,000	e	iShares Micro-Cap ETF	1,947,000
478,800		New Jersey Resources Corp	19,798,380
340,578		NorthWestern Corp	18,711,355
566,291		NRG Yield, Inc (Class A)	9,972,385
254,700		Otter Tail Corp	11,168,595
452,682		PNM Resources, Inc	17,948,841
542,520	e	South Jersey Industries, Inc	16,763,868
257,190		Southwest Gas Corp	18,772,298
		TOTAL UTILITIES	131,930,895

		TOTAL COMMON STOCKS	3,600,881,017
		(Cost $3,095,062,737)
56

TIAA-CREF FUNDS - Small-Cap Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.7%

GOVERNMENT AGENCY DEBT - 0.0%
$950,000		Federal Home Loan Bank (FHLB)	1.580%	05/01/18	$950,000
		TOTAL GOVERNMENT AGENCY DEBT			950,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.7%
59,840,242	c	State Street Navigator Securities Lending Government Money Market Portfolio			59,840,242
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			59,840,242

		TOTAL SHORT-TERM INVESTMENTS			60,790,242
		(Cost $60,790,242)
		TOTAL INVESTMENTS - 101.5%			3,661,671,259
		(Cost $3,155,852,979)
		OTHER ASSETS & LIABILITIES, NET - (1.5)%			(53,173,438)
		NET ASSETS - 100.0%			$3,608,497,821

Abbreviation(s):
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $57,020,111.
m	Indicates a security that has been deemed illiquid.
57

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

TIAA-CREF FUNDS
SMALL/MID-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.8%
31,549		Lear Corp	$5,898,717
35,472		Thor Industries, Inc	3,764,998
24,266	*	Visteon Corp	3,019,661
		TOTAL AUTOMOBILES & COMPONENTS	12,683,376

BANKS - 8.3%
87,859		Bank of NT Butterfield & Son Ltd	4,168,909
73,280		BankUnited	2,902,621
67,082		Beneficial Bancorp, Inc	1,063,250
25,655		Cadence BanCorp	749,895
54,722		Cathay General Bancorp	2,189,427
17,200		Centerstate Banks of Florida, Inc	498,456
69,631		Central Pacific Financial Corp	2,024,869
11,941		Charter Financial Corp	277,748
35,195		ConnectOne Bancorp, Inc	929,148
65,470	*	Essent Group Ltd	2,157,891
533,854	*	First Bancorp (Puerto Rico)	3,854,426
4,499		First Financial Corp	192,332
34,674		First Hawaiian, Inc	955,269
2,824		First Republic Bank	262,265
19,809		Hancock Holding Co	967,670
56,634		Heritage Commerce Corp	933,895
16,853	*	HomeTrust Bancshares, Inc	439,863
51,555		LegacyTexas Financial Group, Inc	2,117,364
85,791		National Bank Holdings Corp	3,018,127
124,124		OFG Bancorp	1,675,674
47,926		PacWest Bancorp	2,455,728
16,854		Peoples Bancorp, Inc	604,384
11,970		Preferred Bank	762,968
19,996	*	SVB Financial Group	5,991,002
76,400		Synovus Financial Corp	3,993,428
100,186		TFS Financial Corp	1,493,773
57,302	*	The Bancorp, Inc	593,076
30,275		Trico Bancshares	1,131,377
31,035	*	Triumph Bancorp, Inc	1,205,710
123,424		Trustco Bank Corp NY	1,055,275
15,840		United Financial Bancorp, Inc (New)	261,835
30,016		Walker & Dunlop, Inc	1,714,214
54,259	*	Western Alliance Bancorp	3,200,196
45,020		Zions Bancorporation	2,464,845
		TOTAL BANKS	58,306,910

CAPITAL GOODS - 11.6%
38,063		Applied Industrial Technologies, Inc	2,434,129
66,523	*	Atkore International Group, Inc	1,182,114
58

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

78,968	*	Builders FirstSource, Inc	$1,439,587
48,103		BWX Technologies, Inc	3,261,383
46,201		Comfort Systems USA, Inc	1,949,682
57,082		EMCOR Group, Inc	4,200,664
15,305		EnPro Industries, Inc	1,150,171
37,207	*	Foundation Building Materials, Inc	522,758
75,107		Global Brass & Copper Holdings, Inc	2,253,210
66,208	*	GMS, Inc	2,063,041
100,656		Graco, Inc	4,427,857
140,735	*	Harsco Corp	2,878,031
83,709	*	HD Supply Holdings, Inc	3,240,375
67,256		HEICO Corp (Class A)	4,852,520
34,482		Hubbell, Inc	3,581,301
11,332		Huntington Ingalls	2,756,056
8,800		Hyster-Yale Materials Handling, Inc	626,560
76,413		ITT, Inc	3,735,832
9,205		Kadant, Inc	849,161
10,837		Lennox International, Inc	2,095,551
9,775	*	Lydall, Inc	435,965
94,819	*	Milacron Holdings Corp	1,709,587
184,713	*	MRC Global, Inc	3,459,675
17,719		MSC Industrial Direct Co (Class A)	1,531,630
60,570	*	MYR Group, Inc	1,817,100
39,747		Oshkosh Truck Corp	2,868,144
87,210	*	Quanta Services, Inc	2,834,325
47,730		Spirit Aerosystems Holdings, Inc (Class A)	3,836,060
38,067	*	SPX Corp	1,204,440
43,735	*	SPX FLOW, Inc	1,968,075
49,340	*	Thermon Group Holdings	1,124,459
53,608	*	Univar, Inc	1,477,436
102,138		Universal Forest Products, Inc	3,256,159
33,584	*	Vectrus, Inc	1,209,024
11,790	*	WABCO Holdings, Inc	1,520,792
15,102		Watts Water Technologies, Inc (Class A)	1,125,099
		TOTAL CAPITAL GOODS	80,877,953

COMMERCIAL & PROFESSIONAL SERVICES - 3.3%
27,483		Brady Corp (Class A)	1,000,381
21,200		Brink’s Co	1,564,560
78,575		Insperity, Inc	6,305,644
30,169		KAR Auction Services, Inc	1,568,486
87,522		Kforce, Inc	2,323,709
32,495		Kimball International, Inc (Class B)	536,818
48,583		Korn/Ferry International	2,597,247
24,724		Manpower, Inc	2,366,581
37,378		Quad Graphics, Inc	923,610
20,500		Robert Half International, Inc	1,245,375
40,373	*	SP Plus Corp	1,419,111
24,326	*	TriNet Group, Inc	1,256,438
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	23,107,960
59

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 3.0%
8,100	*	Cavco Industries, Inc	$1,379,835
51,000	*	Fossil Group, Inc	762,450
23,640		Hooker Furniture Corp	892,410
48,737	*	Lululemon Athletica, Inc	4,863,953
32,608	*	M/I Homes, Inc	993,892
71,129		MCBC Holdings, Inc	1,707,096
51,000	*	Meritage Homes Corp	2,269,500
1,169	*	NVR, Inc	3,623,900
81,932	*	Skechers U.S.A., Inc (Class A)	2,335,062
91,490	*	Taylor Morrison Home Corp	2,173,802
		TOTAL CONSUMER DURABLES & APPAREL	21,001,900

CONSUMER SERVICES - 3.5%
95,990		ARAMARK Holdings Corp	3,589,066
89,330		Bloomin’ Brands, Inc	2,113,548
98,279	*	Bridgepoint Education, Inc	573,949
56,663	*	Career Education Corp	734,919
12,300		Domino’s Pizza, Inc	2,973,279
141,129		Extended Stay America, Inc	2,763,306
34,923	*	Hilton Grand Vacations, Inc	1,501,689
40,473		Hyatt Hotels Corp	3,111,160
82,000		International Game Technology plc	2,318,140
31,281	*	Regis Corp	488,609
81,500	*	ServiceMaster Global Holdings, Inc	4,123,900
9,841		Speedway Motorsports, Inc	173,694
		TOTAL CONSUMER SERVICES	24,465,259

DIVERSIFIED FINANCIALS - 4.6%
151,300		BGC Partners, Inc (Class A)	2,021,368
85,261	*	Cannae Holdings, Inc	1,761,492
64,063	*	E*TRADE Financial Corp	3,887,343
17,440		FirstCash, Inc	1,512,048
45,803	*	Green Dot Corp	2,785,281
33,086	*	INTL FCStone, Inc	1,482,915
154,895		Ladenburg Thalmann Financial Services, Inc	514,251
49,400		Lazard Ltd (Class A)	2,688,348
71,003		LPL Financial Holdings, Inc	4,300,652
50,673		Moelis & Co	2,726,207
14,533		Morningstar, Inc	1,577,993
9,665		MSCI, Inc (Class A)	1,448,107
50,635		MTGE Investment Corp	919,025
162,164		OM Asset Management plc	2,460,028
65,800	*	OneMain Holdings, Inc	2,029,930
		TOTAL DIVERSIFIED FINANCIALS	32,114,988

ENERGY - 5.0%
202,273	*,e	Approach Resources, Inc	562,319
44,548	*	Basic Energy Services, Inc	720,787
55,584	*	Bonanza Creek Energy, Inc	1,685,863
491,478	*	Clean Energy Fuels Corp	791,280
33,114		Delek US Holdings, Inc	1,568,610
60

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

428,607	*	Denbury Resources, Inc	$1,410,117
6,520	*	Diamondback Energy, Inc	837,494
54,435	*	Energen Corp	3,562,227
15,226	*	Exterran Corp	445,969
45,300	*	FTS International, Inc	904,641
309,596	*	HighPoint Resources Corp	2,139,308
132,230	*	Keane Group, Inc	2,056,176
65,800		Murphy Oil Corp	1,981,238
45,570	*	Parsley Energy, Inc	1,368,467
59,914		Peabody Energy Corp	2,207,831
142,333	*	Renewable Energy Group, Inc	1,836,096
260,624	*	Transocean Ltd	3,223,919
380,981	*	W&T Offshore, Inc	2,323,984
101,616	*	Whiting Petroleum Corp	4,147,965
68,619		World Fuel Services Corp	1,473,250
		TOTAL ENERGY	35,247,541

FOOD & STAPLES RETAILING - 1.4%
62,909	*	Performance Food Group Co	2,041,397
136,064	*,e	Rite Aid Corp	227,227
92,921		Spartan Stores, Inc	1,689,304
50,174	*	Sprouts Farmers Market, Inc	1,255,855
135,068	*	US Foods Holding Corp	4,616,624
		TOTAL FOOD & STAPLES RETAILING	9,830,407

FOOD, BEVERAGE & TOBACCO - 1.6%
21,163	*	Cal-Maine Foods, Inc	1,030,638
88,270		Lamb Weston Holdings, Inc	5,765,797
71,198		Pinnacle Foods, Inc	4,300,359
		TOTAL FOOD, BEVERAGE & TOBACCO	11,096,794

HEALTH CARE EQUIPMENT & SERVICES - 5.4%
23,699	*	athenahealth, Inc	2,902,417
58,491	*	Cross Country Healthcare, Inc	735,817
26,890	*	Cutera, Inc	1,348,533
106,428	*	Diplomat Pharmacy, Inc	2,319,066
64,200		Encompass Health Corp	3,904,644
41,400	*	Envision Healthcare Corp	1,538,838
32,966	*	Globus Medical, Inc	1,687,530
58,531		Hill-Rom Holdings, Inc	5,023,716
25,450	*	Integer Holding Corp	1,397,205
13,260	*	iRhythm Technologies, Inc	771,069
17,200	*	Magellan Health Services, Inc	1,442,220
34,070	*	Orthofix International NV	2,078,951
30,003	*	Oxford Immunotec Global plc	384,938
44,341	*	Providence Service Corp	3,364,595
28,430		STERIS Plc	2,687,204
64,340	*	Veeva Systems, Inc	4,512,164
10,000	*	WellCare Health Plans, Inc	2,051,600
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	38,150,507
61

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
51,680		Energizer Holdings, Inc	$2,964,365
21,345		Medifast, Inc	2,142,611
15,702	*	USANA Health Sciences, Inc	1,657,346
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	6,764,322

INSURANCE - 2.6%
44,132		American Equity Investment Life Holding Co	1,332,787
58,587		Aspen Insurance Holdings Ltd	2,487,018
25,437		Assurant, Inc	2,361,062
48,760		Axis Capital Holdings Ltd	2,862,212
68,742		Brown & Brown, Inc	1,871,845
21,817		Crawford & Co (Class B)	174,972
8,352		Erie Indemnity Co (Class A)	975,263
3,200		Everest Re Group Ltd	744,544
59,712		ProAssurance Corp	2,824,378
7,565		Reinsurance Group of America, Inc (Class A)	1,130,211
1,700		White Mountains Insurance Group Ltd	1,470,993
		TOTAL INSURANCE	18,235,285

MATERIALS - 5.1%
27,287		American Vanguard Corp	588,035
40,593		Avery Dennison Corp	4,254,552
73,910	*	Berry Plastics Group, Inc	4,065,050
37,253		Boise Cascade Co	1,549,725
44,800		Carpenter Technology Corp	2,386,048
53,016	*	Crown Holdings, Inc	2,642,317
87,524	*	Ferro Corp	1,926,403
43,700	*	Ingevity Corp	3,357,471
83,323		Louisiana-Pacific Corp	2,360,541
58,900		Olin Corp	1,778,191
30,354	*	Omnova Solutions, Inc	330,859
18,500		Packaging Corp of America	2,140,265
26,078		Reliance Steel & Aluminum Co	2,292,778
23,960		Stepan Co	1,684,867
70,746		Tronox Ltd	1,215,416
41,990		WR Grace and Co	2,873,796
		TOTAL MATERIALS	35,446,314

MEDIA - 0.9%
59,350	*	AMC Networks, Inc	3,086,200
9,140	*	Madison Square Garden Co	2,221,203
32,768		Tribune Co	1,238,302
		TOTAL MEDIA	6,545,705

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.8%
25,400	*	Akebia Therapeutics, Inc	233,934
8,816	*	Alnylam Pharmaceuticals, Inc	833,376
71,800	*	AMAG Pharmaceuticals, Inc	1,475,490
24,490	*	Amicus Therapeutics, Inc	346,534
25,124	*	ANI Pharmaceuticals, Inc	1,491,109
37,044	*	Arena Pharmaceuticals, Inc	1,475,833
62

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

90,900	*	Array Biopharma, Inc	$1,232,604
19,993	*	Bio-Rad Laboratories, Inc (Class A)	5,072,424
16,647		Bio-Techne Corp	2,512,199
2,500	*	Bluebird Bio, Inc	425,375
128,690		Bruker BioSciences Corp	3,800,216
80,010	*	Catalent, Inc	3,289,211
35,091	*	Charles River Laboratories International, Inc	3,656,131
4,200	*	Clovis Oncology, Inc	182,196
87,815	*	Enzo Biochem, Inc	526,890
67,900	*	Halozyme Therapeutics, Inc	1,285,347
87,253	*	Immunogen, Inc	958,910
68,976	*	Iovance Biotherapeutics, Inc	1,000,152
14,900	*	Nektar Therapeutics	1,246,534
6,500	*	Neurocrine Biosciences, Inc	527,020
79,751	*,e	NewLink Genetics Corp	363,665
35,262		Phibro Animal Health Corp	1,491,583
87,315		QIAGEN NV	2,856,074
8,672	*	Sage Therapeutics, Inc	1,248,074
63,840	*	Sangamo Biosciences, Inc	1,008,672
9,000	*	Seattle Genetics, Inc	460,710
110,295	*	Vanda Pharmaceuticals, Inc	1,538,615
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	40,538,878

REAL ESTATE - 8.1%
23,600		American Assets Trust, Inc	792,252
55,800		American Campus Communities, Inc	2,182,338
41,965		BraeMar Hotels & Resorts, Inc	436,436
49,828		Camden Property Trust	4,255,311
82,901		CatchMark Timber Trust Inc	1,081,029
157,975		Columbia Property Trust, Inc	3,374,346
37,059		CoreCivic, Inc	747,109
77,200	*	Equity Commonwealth	2,392,428
93,873	e	Farmland Partners, Inc	715,312
32,482		First Industrial Realty Trust, Inc	1,010,515
126,137		Forest City Realty Trust, Inc	2,530,308
83,484		Gaming and Leisure Properties, Inc	2,860,997
52,807		Getty Realty Corp	1,322,815
68,900		Gramercy Property Trust	1,619,150
20,741		Highwoods Properties, Inc	913,019
114,294		Kennedy-Wilson Holdings, Inc	2,165,871
102,517		Liberty Property Trust	4,287,261
83,683		Mack-Cali Realty Corp	1,436,837
54,729		MedEquities Realty Trust, Inc	557,689
81,282		Monmouth Real Estate Investment Corp (Class A)	1,270,438
34,268		NexPoint Residential Trust, Inc	918,040
14,367		One Liberty Properties, Inc	341,360
103,390		Outfront Media, Inc	1,938,562
43,900		Potlatch Corp	2,276,215
8,328		PS Business Parks, Inc	960,052
28,515		Regency Centers Corp	1,678,108
230,516		Retail Properties of America, Inc	2,660,155
39,000		Rexford Industrial Realty, Inc	1,191,450
159,200		RLJ Lodging Trust	3,306,584
63

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

15,370		RMR Group, Inc	$1,143,528
46,863		Sun Communities, Inc	4,398,092
		TOTAL REAL ESTATE	56,763,607

RETAILING - 4.1%
114,813		American Eagle Outfitters, Inc	2,374,333
81,469	*	Barnes & Noble Education, Inc	585,762
39,466	*	Burlington Stores, Inc	5,361,456
57,573	*,e	Carvana Co	1,508,988
53,554		Citi Trends, Inc	1,640,359
64,932		Core-Mark Holding Co, Inc	1,338,248
67,783		Foot Locker, Inc	2,920,092
138,028	*	Liberty TripAdvisor Holdings, Inc	1,269,857
13,500		Nordstrom, Inc	682,560
27,590	*	Overstock.com, Inc	1,051,179
32,702	*,e	RH	3,121,406
110,074	*	Sleep Number Corp	3,119,497
143,863	*,e	Vitamin Shoppe, Inc	712,122
28,082	*,e	Wayfair, Inc	1,749,509
34,454	*	Zumiez, Inc	806,224
		TOTAL RETAILING	28,241,592

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
15,200	*	Advanced Energy Industries, Inc	905,160
67,241	*	Alpha & Omega Semiconductor Ltd	1,019,374
87,455		Brooks Automation, Inc	2,175,880
57,781	*	First Solar, Inc	4,097,251
116,192		Marvell Technology Group Ltd	2,330,811
39,200	*	Microsemi Corp	2,535,848
25,701	*	ON Semiconductor Corp	567,478
36,400	*	SMART Global Holdings, Inc	1,425,060
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	15,056,862

SOFTWARE & SERVICES - 9.6%
212,519	*	A10 Networks, Inc	1,296,366
65,390	*	Aspen Technology, Inc	5,737,972
51,262	*	Black Knight, Inc	2,493,896
70,626		Booz Allen Hamilton Holding Co	2,798,908
181,782	*	Box, Inc	4,155,537
8,524	*	CACI International, Inc (Class A)	1,287,550
62,041	*	Care.com, Inc	967,840
24,920		CSG Systems International, Inc	1,066,327
30,337	*	Envestnet, Inc	1,647,299
83,200	*	Etsy, Inc	2,491,008
94,655	*	Everi Holdings, Inc	606,739
131,900	*	FireEye, Inc	2,380,795
145,805	*	Five9, Inc	4,282,293
44,031		Hackett Group, Inc	713,743
96,800	*	Hortonworks, Inc	1,638,824
15,538	*	IAC/InterActiveCorp	2,519,331
40,750	*	Imperva, Inc	1,823,562
64

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

53,188		Leidos Holdings, Inc	$3,416,265
248,901	*	Limelight Networks, Inc	1,284,329
80,073	*	Model N, Inc	1,373,252
42,280		Pegasystems, Inc	2,581,194
49,335	*	Quotient Technology, Inc	661,089
25,701	*	RingCentral, Inc	1,723,252
43,872	*	SendGrid, Inc	1,266,146
52,311	*	Splunk, Inc	5,369,724
16,894	*	SPS Commerce, Inc	1,158,422
29,062	*	Square, Inc	1,375,795
98,160		Syntel, Inc	2,834,861
23,959	*	TeleNav, Inc	123,389
64,701	*	Twilio, Inc	2,731,029
38,165	*	Workiva, Inc	858,712
52,006	*	Zendesk, Inc	2,535,293
		TOTAL SOFTWARE & SERVICES	67,200,742

TECHNOLOGY HARDWARE & EQUIPMENT - 4.6%
167,100	*	Aerohive Networks, Inc	680,097
27,969	*	Anixter International, Inc	1,647,374
44,948	*	Arrow Electronics, Inc	3,359,414
80,323		Avnet, Inc	3,151,071
69,900		CDW Corp	4,983,171
55,636		Dolby Laboratories, Inc (Class A)	3,328,146
97,929	*	Harmonic, Inc	357,441
66,500	*,e	Immersion Corp	732,165
54,904	*	Insight Enterprises, Inc	1,946,347
35,896		InterDigital, Inc	2,672,457
107,657		Jabil Circuit, Inc	2,863,676
150,800	*	Pure Storage, Inc	3,050,684
26,623		SYNNEX Corp	2,666,826
32,524		Systemax, Inc	1,022,229
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	32,461,098

TELECOMMUNICATION SERVICES - 0.8%
79,300		Telephone & Data Systems, Inc	2,167,269
101,994	*	Zayo Group Holdings, Inc	3,702,382
		TOTAL TELECOMMUNICATION SERVICES	5,869,651

TRANSPORTATION - 2.2%
17,618		Copa Holdings S.A. (Class A)	2,064,301
51,415	*	Echo Global Logistics, Inc	1,403,630
28,707		Forward Air Corp	1,549,891
86,570	*	Hub Group, Inc (Class A)	3,804,751
67,508		Marten Transport Ltd	1,316,406
91,227	*	Radiant Logistics, Inc	322,031
25,221		Skywest, Inc	1,435,075
36,744	*	XPO Logistics, Inc	3,570,047
		TOTAL TRANSPORTATION	15,466,132

UTILITIES - 3.2%
14,632		Atmos Energy Corp	1,271,374
65

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES	COMPANY	VALUE

91,822	NRG Energy, Inc	$2,846,482
83,290	NRG Yield, Inc (Class A)	1,466,737
14,583	Pinnacle West Capital Corp	1,173,932
54,717	Portland General Electric Co	2,324,378
76,500	UGI Corp	3,701,835
10,000	Vanguard Small-Cap ETF	1,474,700
51,559	Vectren Corp	3,623,051
211,230	Vistra Energy Corp	4,826,605
	TOTAL UTILITIES	22,709,094

	TOTAL COMMON STOCKS	698,182,877
	(Cost $600,533,824)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.8%

GOVERNMENT AGENCY DEBT - 0.1%
$690,000		Federal Home Loan Bank (FHLB)	1.580%	05/01/18	690,000
		TOTAL GOVERNMENT AGENCY DEBT			690,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
4,536,493	c	State Street Navigator Securities Lending Government Money Market Portfolio			4,536,493
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			4,536,493

		TOTAL SHORT-TERM INVESTMENTS			5,226,493
		(Cost $5,226,493)
		TOTAL INVESTMENTS - 100.5%			703,409,370
		(Cost $605,760,317)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%			(3,457,123)
		NET ASSETS - 100.0%			$699,952,247

Abbreviation(s):
ETF Exchange Traded Fund

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,223,288.
66

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.0%
12,746		BorgWarner, Inc	$623,790
48,131		Delphi Automotive plc	4,070,920
1,156,967		Ford Motor Co	13,004,309
66,583		Harley-Davidson, Inc	2,738,559
22,556	*	Modine Manufacturing Co	387,963
39,858	*,e	Tesla, Inc	11,714,266
		TOTAL AUTOMOBILES & COMPONENTS	32,539,807

BANKS - 5.5%
1,694		Ameris Bancorp	87,580
26,689		Associated Banc-Corp	705,924
15,284		Bank of the Ozarks, Inc	715,291
3,518		Banner Corp	201,933
339,486		BB&T Corp	17,924,861
6,267		Brookline Bancorp, Inc	104,032
5,378		Bryn Mawr Bank Corp	239,859
3,985		Camden National Corp	176,575
690		Cathay General Bancorp	27,607
123,551		CIT Group, Inc	6,542,025
402,083		Citizens Financial Group, Inc	16,682,424
1,172		City Holding Co	83,892
440		Columbia Banking System, Inc	17,692
108,335		Comerica, Inc	10,246,324
306		Commerce Bancshares, Inc	19,437
797		Community Bank System, Inc	44,831
1,572		Community Trust Bancorp, Inc	75,456
3,270		Cullen/Frost Bankers, Inc	374,251
24,167	*	Customers Bancorp, Inc	696,493
3,717		East West Bancorp, Inc	247,627
20,125	*	FCB Financial Holdings, Inc	1,163,225
10,422		Federal Agricultural Mortgage Corp (Class C)	891,185
244,290		Fifth Third Bancorp	8,103,099
2,352		First Financial Corp	100,548
3,490		First Interstate Bancsystem, Inc	141,345
22,209		First Republic Bank	2,062,550
6,216		Flushing Financial Corp	161,057
1,130		FNB Corp	14,690
540		Glacier Bancorp, Inc	19,996
1,279		Hancock Holding Co	62,479
275		Hanmi Financial Corp	7,590
8,920		Heartland Financial USA, Inc	478,558
3,902		Heritage Financial Corp	115,889
14,400	*	HomeStreet, Inc	367,200
13,122	*	HomeTrust Bancshares, Inc	342,484
5,708		Investors Bancorp, Inc	76,316
67

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

654,066		Keycorp	$13,028,995
372		Lakeland Financial Corp	17,677
3,075		Live Oak Bancshares, Inc	86,869
90,129		M&T Bank Corp	16,427,813
17,553	*	MGIC Investment Corp	175,881
310		NBT Bancorp, Inc	11,327
69,768		New York Community Bancorp, Inc	828,844
22,664		Northfield Bancorp, Inc	358,998
45,811	e	OFG Bancorp	618,449
7,838		Old National Bancorp	134,814
13,091		Opus Bank	369,166
8,836		PacWest Bancorp	452,757
982		People’s United Financial, Inc	17,961
33,865		Pinnacle Financial Partners, Inc	2,169,053
168,478		PNC Financial Services Group, Inc	24,532,081
682,855		Regions Financial Corp	12,769,389
3,755	*	Signature Bank	477,448
1,416		State Bank & Trust Co	44,618
12,826		Stock Yards Bancorp, Inc	480,334
16,030	*	SVB Financial Group	4,802,748
1,879	*	Texas Capital Bancshares, Inc	185,363
17,614	*	The Bancorp, Inc	182,305
476		TowneBank	14,232
502		Trico Bancshares	18,760
13,511	*	Tristate Capital Holdings, Inc	337,775
350		Trustmark Corp	10,959
2,167		UMB Financial Corp	165,949
650		Umpqua Holdings Corp	15,314
6,031		Union Bankshares Corp	228,032
3,046		United Bankshares, Inc	103,412
5,023		United Financial Bancorp, Inc (New)	83,030
1,133		Univest Corp of Pennsylvania	32,574
506,862		US Bancorp	25,571,188
27,261		Walker & Dunlop, Inc	1,556,876
3,230		Webster Financial Corp	194,414
1,553	e	Westamerica Bancorporation	86,673
13,557	*	Western Alliance Bancorp	799,592
230		Wintrust Financial Corp	20,574
684		WSFS Financial Corp	34,268
55,123		Zions Bancorporation	3,017,984
		TOTAL BANKS	179,786,821

CAPITAL GOODS - 7.5%
152,140		3M Co	29,574,495
11,556		A.O. Smith Corp	708,961
954		Acuity Brands, Inc	114,261
3,315		Air Lease Corp	138,202
180,779		Ametek, Inc	12,618,374
286		Applied Industrial Technologies, Inc	18,290
147,884		Arconic, Inc	2,633,814
11,569		Argan, Inc	462,760
46,198		Barnes Group, Inc	2,565,375
419	*	Beacon Roofing Supply, Inc	20,510
68

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

46,759	*	Builders FirstSource, Inc	$852,417
159,867		Caterpillar, Inc	23,078,400
35,542	e	Chicago Bridge & Iron Co NV	536,684
1,817		Cubic Corp	112,200
35,835		Cummins, Inc	5,728,583
99,550		Deere & Co	13,472,101
27,134		Dover Corp	2,515,322
8,974	*	DXP Enterprises, Inc	325,756
137,592		Eaton Corp	10,323,528
1,365		EMCOR Group, Inc	100,450
50,744	*	Esterline Technologies Corp	3,645,956
59,517		Fastenal Co	2,975,255
300		GATX Corp	19,572
22,437		Graco, Inc	987,004
245		Granite Construction, Inc	12,833
1,410		H&E Equipment Services, Inc	45,613
17,572		Hexcel Corp	1,168,011
103,060		Illinois Tool Works, Inc	14,636,581
53,624		Ingersoll-Rand plc	4,498,517
249,032		Johnson Controls International plc	8,434,714
7,798		Kaman Corp	472,871
126,883	*,e	KEYW Holding Corp, The	982,074
38,241		L3 Technologies, Inc	7,490,647
7,720		Lincoln Electric Holdings, Inc	639,756
171,085		Masco Corp	6,478,989
2,279		MSC Industrial Direct Co (Class A)	196,997
3,829	*	MYR Group, Inc	114,870
48,553	*,e	NOW, Inc	588,948
84,023		PACCAR, Inc	5,349,744
41,230		Parker-Hannifin Corp	6,787,283
41,937		Pentair plc	2,821,521
96,651	*,e	Plug Power, Inc	176,871
46,206	*	Quanta Services, Inc	1,501,695
37,955		Rockwell Automation, Inc	6,244,736
137,607		Rockwell Collins, Inc	18,238,432
22,844		Roper Industries, Inc	6,035,156
2,611	*	Rush Enterprises, Inc (Class A)	106,607
33,429	*	Sensata Technologies Holding plc	1,695,519
9,292		Snap-On, Inc	1,349,663
14,045		Stanley Works	1,988,632
45,543	*	Teledyne Technologies, Inc	8,520,640
1,401		Timken Co	59,893
10,913	*	Titan Machinery, Inc	210,839
39,929		TransDigm Group, Inc	12,800,040
13,220		Triton International Ltd	409,952
20,679	*	United Rentals, Inc	3,101,850
13,198	*	Veritiv Corp	502,184
13,236		W.W. Grainger, Inc	3,723,949
1,174		Wabash National Corp	23,550
164,507	*	Wesco Aircraft Holdings, Inc	1,661,521
1,355	*	WESCO International, Inc	80,690
11,083		Woodward Governor Co	797,311
69

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

36,530		Xylem, Inc	$2,663,037
		TOTAL CAPITAL GOODS	246,141,006

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
540		ABM Industries, Inc	16,810
9,872		ACCO Brands Corp	118,958
4,684	*	Cimpress NV	673,606
155,560	*	Copart, Inc	7,946,005
650		Covanta Holding Corp	9,685
290		Essendant, Inc	2,158
5,939		Exponent, Inc	513,130
4,282		Heidrick & Struggles International, Inc	161,217
57,548	*	IHS Markit Ltd	2,827,333
12,692		Insperity, Inc	1,018,533
1,760		Kelly Services, Inc (Class A)	51,498
5,758		Kimball International, Inc (Class B)	95,122
590		Knoll, Inc	11,251
10,228		Manpower, Inc	979,024
21,053	*,†,m	Media General, Inc	0
3,562	*	Mistras Group, Inc	69,352
430		Mobile Mini, Inc	18,060
8,831	*	Navigant Consulting, Inc	188,895
970	*	On Assignment, Inc	78,211
6,963		Resources Connection, Inc	108,971
52,605		Robert Half International, Inc	3,195,754
4,160		RPX Corp	45,053
1,210		Steelcase, Inc (Class A)	16,033
33,675	*,e	Team, Inc	570,791
2,825	*	TriNet Group, Inc	145,911
2,208		Viad Corp	112,056
95,894		Waste Management, Inc	7,795,223
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	26,768,640

CONSUMER DURABLES & APPAREL - 1.4%
13,930		Callaway Golf Co	240,432
22,010	*	Century Communities, Inc	676,807
396		Columbia Sportswear Co	32,872
490		Ethan Allen Interiors, Inc	10,804
48,285	*,e	Fossil Group, Inc	721,861
9,306	*	Green Brick Partners, Inc	93,991
53,158	e	Hanesbrands, Inc	981,828
258		Hasbro, Inc	22,727
2,202	*	Helen of Troy Ltd	196,308
12,394	*,e	iRobot Corp	723,314
10,411	*,e	LGI Homes, Inc	720,441
12,186	*	Lululemon Athletica, Inc	1,216,163
75,045	e	Mattel, Inc	1,110,666
7,028	*	Meritage Homes Corp	312,746
595	*	Michael Kors Holdings Ltd	40,710
17,259	*	Mohawk Industries, Inc	3,622,319
6,980		Movado Group, Inc	275,361
140,701		Newell Rubbermaid, Inc	3,887,569
70

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

344,482		Nike, Inc (Class B)	$23,559,124
397		Pool Corp	55,108
1,614		PVH Corp	257,707
399	*,e	Tempur Sealy International, Inc	17,855
65,920	*,e	Under Armour, Inc	1,011,872
80,428	*,e	Under Armour, Inc (Class A)	1,428,401
4,706	*	Unifi, Inc	139,345
54,516		VF Corp	4,408,709
9,044		Whirlpool Corp	1,401,368
		TOTAL CONSUMER DURABLES & APPAREL	47,166,408

CONSUMER SERVICES - 2.7%
4,314	*	American Public Education, Inc	173,854
4,297	*	Bright Horizons Family Solutions	407,699
8,508		Carriage Services, Inc	221,463
13,555		Choice Hotels International, Inc	1,085,078
33,819		Darden Restaurants, Inc	3,140,432
320		DineEquity, Inc	25,389
985		Domino’s Pizza, Inc	238,104
112,336		Hilton Worldwide Holdings, Inc	8,856,570
23,836		ILG, Inc	813,523
124,286		Marriott International, Inc (Class A)	16,987,411
168,436		McDonald’s Corp	28,202,924
39,302		Royal Caribbean Cruises Ltd	4,252,083
38,369		Service Corp International	1,400,852
25,999	*	ServiceMaster Global Holdings, Inc	1,315,549
337,600		Starbucks Corp	19,435,632
9,266		Vail Resorts, Inc	2,124,787
2,296	*	Weight Watchers International, Inc	160,835
		TOTAL CONSUMER SERVICES	88,842,185

DIVERSIFIED FINANCIALS - 6.4%
58,449		Ally Financial, Inc	1,525,519
245,157		American Express Co	24,209,254
13,799		Ameriprise Financial, Inc	1,934,758
616,689		Annaly Capital Management, Inc	6,395,065
359,835		Bank of New York Mellon Corp	19,614,606
41,495		BlackRock, Inc	21,639,643
353,002		Charles Schwab Corp	19,655,151
124,077		CME Group, Inc	19,564,461
280		Cohen & Steers, Inc	11,228
182,870		Discover Financial Services	13,029,487
26,410	*	E*TRADE Financial Corp	1,602,559
4,411	*,e	Encore Capital Group, Inc	196,730
2,390		Factset Research Systems, Inc	451,973
77,683		Franklin Resources, Inc	2,613,256
9,333	*	Green Dot Corp	567,540
214,820		IntercontinentalExchange Group, Inc	15,565,857
165,102		Invesco Ltd	4,783,005
4,700		Invesco Mortgage Capital, Inc	76,281
24,238		Legg Mason, Inc	962,249
71

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

27,022		Moody’s Corp	$4,382,968
29,667		NASDAQ OMX Group, Inc	2,620,189
14,006	*,†,m	NewStar Financial, Inc	6,895
119,931		Northern Trust Corp	12,802,634
55,811	*	On Deck Capital, Inc	293,008
8,008		Pico Holdings, Inc	96,496
5,668	*	PRA Group, Inc	201,781
76,271		S&P Global, Inc	14,384,711
123,600		State Street Corp	12,332,808
52,574		T Rowe Price Group, Inc	5,983,973
66,247		TD Ameritrade Holding Corp	3,848,288
25,591		Voya Financial, Inc	1,339,689
		TOTAL DIVERSIFIED FINANCIALS	212,692,062

ENERGY - 6.1%
47,144		Andeavor	6,520,958
55,798	*	Antero Resources Corp	1,060,162
43,205		Apache Corp	1,769,245
38,878		Archrock, Inc	419,882
161,663		Baker Hughes a GE Co	5,837,651
83,614	*	Cheniere Energy, Inc	4,862,990
1,276		Cimarex Energy Co	128,353
145,298	*	Clean Energy Fuels Corp	233,930
18,247	*	Concho Resources, Inc	2,868,611
185,845		ConocoPhillips	12,172,847
49,772	*	Continental Resources, Inc	3,287,938
13,037		Delek US Holdings, Inc	617,563
142,795	*	Devon Energy Corp	5,187,742
1,150	*	Energen Corp	75,256
103,625		EOG Resources, Inc	12,245,366
35,229		EQT Corp	1,768,143
16,785	*	Exterran Corp	491,633
133,714	*,e	Fairmount Santrol Holdings, Inc	735,427
42,574	*	Forum Energy Technologies, Inc	536,432
20,460		Green Plains Renewable Energy, Inc	380,556
17,286	*	Gulfport Energy Corp	160,760
86,778	*	Helix Energy Solutions Group, Inc	669,926
75,067		Hess Corp	4,278,068
756,046		Kinder Morgan, Inc	11,960,648
215,752		Marathon Oil Corp	3,937,474
101,682		Marathon Petroleum Corp	7,616,999
14,654	*	Matrix Service Co	225,672
146,428	*,e	McDermott International, Inc	966,425
167,615		National Oilwell Varco, Inc	6,481,672
10,506	*	Natural Gas Services Group, Inc	253,195
58,596	*	Newpark Resources, Inc	615,258
99,937		Noble Energy, Inc	3,380,869
3,520	*	Oasis Petroleum, Inc	38,826
186,712		Occidental Petroleum Corp	14,425,369
12,097		Oceaneering International, Inc	256,940
422	*	Oil States International, Inc	15,171
45,345		Oneok, Inc	2,730,676
9,249		PBF Energy, Inc	354,514
72

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,617	*	PDC Energy, Inc	$300,734
134,976		Phillips 66	15,024,179
24,848		Pioneer Natural Resources Co	5,008,114
32,555		Range Resources Corp	450,887
31,821	*,e	Renewable Energy Group, Inc	410,491
7,784	*	RigNet, Inc	117,538
121,065	*	Rowan Cos plc	1,748,179
343,008		Schlumberger Ltd	23,516,629
79	*	SEACOR Holdings, Inc	4,332
34,506		SM Energy Co	826,419
220,826	*	Southwestern Energy Co	905,387
114,436	*	Superior Energy Services	1,227,898
133,378	*	Tetra Technologies, Inc	524,176
24,405	*	Unit Corp	553,505
22,379		US Silica Holdings Inc	673,832
197,845		Valero Energy Corp	21,946,946
513,510	*,e	Weatherford International Ltd	1,514,854
183,839		Williams Cos, Inc	4,730,177
6,926		World Fuel Services Corp	148,701
		TOTAL ENERGY	199,202,125

FOOD & STAPLES RETAILING - 0.7%
35,243		Casey’s General Stores, Inc	3,404,474
22,230	*	Chefs’ Warehouse Holdings, Inc	539,077
70,264	*	Performance Food Group Co	2,280,067
10,211		Pricesmart, Inc	894,484
106,504	*	Smart & Final Stores, Inc	543,170
33,896		Spartan Stores, Inc	616,229
120,401	*	Sprouts Farmers Market, Inc	3,013,637
57,509	*	United Natural Foods, Inc	2,589,055
253,564	*	US Foods Holding Corp	8,666,818
11,147		Weis Markets, Inc	512,985
		TOTAL FOOD & STAPLES RETAILING	23,059,996

FOOD, BEVERAGE & TOBACCO - 3.9%
26,746		Bunge Ltd	1,931,864
75,680	e	Campbell Soup Co	3,086,230
830,073		Coca-Cola Co	35,867,454
73,120		Dr Pepper Snapple Group, Inc	8,771,475
229,108		General Mills, Inc	10,021,184
3,800	*	Hain Celestial Group, Inc	110,694
70,402		Hormel Foods Corp	2,552,072
118,265		Kellogg Co	6,965,808
229,428		Kraft Heinz Co	12,935,151
4,569	*	Landec Corp	60,768
6,083		McCormick & Co, Inc	641,209
313,703		Mondelez International, Inc	12,391,269
324,887		PepsiCo, Inc	32,794,094
3,091	*	Seneca Foods Corp	85,157
674	*	TreeHouse Foods, Inc	25,949
		TOTAL FOOD, BEVERAGE & TOBACCO	128,240,378
73

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 4.8%
4,035		Abaxis, Inc	$268,610
16,121	*	Abiomed, Inc	4,851,615
14,457	*	Acadia Healthcare Co, Inc	514,380
77,582	*	Accuray, Inc	387,910
589		Aceto Corp	1,484
25,012	*	Align Technology, Inc	6,249,248
19,211	*	Amedisys, Inc	1,269,655
79,255		AmerisourceBergen Corp	7,178,918
21,087	*	AMN Healthcare Services, Inc	1,409,666
5,424		Analogic Corp	450,734
15,017	*	Angiodynamics, Inc	291,029
91,619		Anthem, Inc	21,621,168
29,851	*	athenahealth, Inc	3,655,852
18,911	*	AtriCure, Inc	420,392
101,457		Becton Dickinson & Co	23,524,835
60,590	*	Brookdale Senior Living, Inc	438,672
20,471	*	Capital Senior Living Corp	240,534
142,328		Cardinal Health, Inc	9,133,188
39,564	*	Centene Corp	4,295,859
59,065	*	Cerus Corp	307,138
3,151		Chemed Corp	971,201
70,871		Cigna Corp	12,177,055
8,003	e	Computer Programs & Systems, Inc	238,890
4,329	*	Corvel Corp	212,337
52,454		Dentsply Sirona, Inc	2,640,534
1,590	*	Diplomat Pharmacy, Inc	34,646
69,918	*	Edwards Lifesciences Corp	8,904,757
49,909	*	Endologix, Inc	215,108
61,429	*	Envision Healthcare Corp	2,283,316
26,220	*,e	GenMark Diagnostics, Inc	164,137
6,696	*	Globus Medical, Inc	342,768
300	*	Haemonetics Corp	23,412
61,208		HCA Holdings, Inc	5,860,054
3,802		HealthStream, Inc	88,168
7,168	*	Henry Schein, Inc	544,768
2,640	*	HMS Holdings Corp	47,546
43,174	*	Hologic, Inc	1,674,719
39,022		Humana, Inc	11,479,492
18,519	*	Idexx Laboratories, Inc	3,601,760
18,829	*	Integer Holding Corp	1,033,712
18,008	*	Laboratory Corp of America Holdings	3,074,866
15,190	*	LHC Group, Inc	1,130,440
21,680	*	LifePoint Hospitals, Inc	1,038,472
7,921	*	LivaNova plc	703,226
1,635	*	Magellan Health Services, Inc	137,095
9,720	*	Medidata Solutions, Inc	693,619
26,417	*	Merit Medical Systems, Inc	1,281,225
11,035	*	NxStage Medical, Inc	293,752
25,565	*	Omnicell, Inc	1,101,852
37,310	*	OraSure Technologies, Inc	661,506
74

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,696	*	Penumbra, Inc	$335,248
1,887	*	Premier, Inc	62,252
11,279	*	Providence Service Corp	855,851
1,816	*	Quality Systems, Inc	24,389
5,122	*	Quidel Corp	290,417
25,215		Resmed, Inc	2,386,348
14,148	*	Select Medical Holdings Corp	255,371
9,466	*	Staar Surgical Co	153,823
17,725	*,e	Surgery Partners, Inc	283,600
11,931	*,e	Teladoc, Inc	513,033
20,417	*	Tivity Health, Inc	733,991
14,688	*	Triple-S Management Corp (Class B)	416,405
3,727		US Physical Therapy, Inc	340,089
6,682	*	Varian Medical Systems, Inc	772,372
18,508	*	Vocera Communications, Inc	463,996
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	157,052,505

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
2,378		Clorox Co	278,702
199,846		Colgate-Palmolive Co	13,035,954
55,934		Estee Lauder Cos (Class A)	8,283,266
40,204		Kimberly-Clark Corp	4,162,722
512,979		Procter & Gamble Co	37,108,901
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	62,869,545

INSURANCE - 3.9%
300,658		Aflac, Inc	13,700,985
41,415		Allstate Corp	4,051,215
288,848		American International Group, Inc	16,175,488
9,846		Aon plc	1,402,760
26,961		Aspen Insurance Holdings Ltd	1,144,495
8,868		Axis Capital Holdings Ltd	520,552
136,533		Chubb Ltd	18,523,432
476		Employers Holdings, Inc	19,468
111,278		Hartford Financial Services Group, Inc	5,991,208
26,627		Loews Corp	1,396,852
98,755		Marsh & McLennan Cos, Inc	8,048,533
46,413		Principal Financial Group	2,748,578
243,434		Progressive Corp	14,676,636
175,932		Prudential Financial, Inc	18,705,090
200		Reinsurance Group of America, Inc (Class A)	29,880
3,501		RenaissanceRe Holdings Ltd	476,276
128,444		Travelers Cos, Inc	16,903,230
46,475		XL Group Ltd	2,583,545
		TOTAL INSURANCE	127,098,223

MATERIALS - 3.5%
64,646		Air Products & Chemicals, Inc	10,491,399
19,127		Albemarle Corp	1,854,554
7,701		Aptargroup, Inc	720,043
11,035		Avery Dennison Corp	1,156,578
80,864		Ball Corp	3,241,838
75

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

791		Bemis Co, Inc	$34,227
2,310		Carpenter Technology Corp	123,031
17,130		Celanese Corp (Series A)	1,861,517
31,721	*	Century Aluminum Co	554,166
1,826	*	Clearwater Paper Corp	43,185
46,693		Commercial Metals Co	981,020
1,709	e	Compass Minerals International, Inc	115,016
14,217		Eastman Chemical Co	1,451,271
122,126		Ecolab, Inc	17,680,181
2,950	*	Ferro Corp	64,929
17,798		H.B. Fuller Co	880,467
1,039		Hawkins, Inc	33,767
1,809		Innophos Holdings, Inc	74,856
3,111		International Flavors & Fragrances, Inc	439,460
99,782		International Paper Co	5,144,760
14,484		Kapstone Paper and Packaging Corp	498,539
18,346	*	Kraton Polymers LLC	837,862
22,260		Louisiana-Pacific Corp	630,626
103,801		LyondellBasell Industries AF S.C.A	10,974,880
14,012		Minerals Technologies, Inc	967,529
121,472		Mosaic Co	3,273,670
205,346		Nucor Corp	12,653,421
7,823		PPG Industries, Inc	828,299
118,223		Praxair, Inc	18,031,372
274		Quaker Chemical Corp	40,275
2,337		Reliance Steel & Aluminum Co	205,469
55,648		Royal Gold, Inc	4,941,542
4,126		Schnitzer Steel Industries, Inc (Class A)	121,511
6,530		Sealed Air Corp	286,341
18,631		Sherwin-Williams Co	6,849,873
26,220	*	Summit Materials, Inc	737,831
16,409		Trinseo S.A.	1,197,037
1,210		United States Lime & Minerals, Inc	90,411
13,175	*	US Concrete, Inc	770,079
67,182		WestRock Co	3,974,487
16,207	*	Worthington Industries, Inc	721,698
		TOTAL MATERIALS	115,579,017

MEDIA - 2.7%
711		Cable One, Inc	451,570
69,181	*	Charter Communications, Inc	18,768,113
8,053		Cinemark Holdings, Inc	315,436
40,660		Clear Channel Outdoor Holdings, Inc (Class A)	195,168
181,655	*,e	Discovery Communications, Inc (Class A)	4,296,141
197,556	*	Discovery Communications, Inc (Class C)	4,389,694
17,913	e	Entercom Communications Corp (Class A)	181,817
58,359		Entravision Communications Corp (Class A)	271,369
28,827	*	Gray Television, Inc	325,745
2,205		John Wiley & Sons, Inc (Class A)	145,420
37,838	*	Liberty Broadband Corp (Class C)	2,682,336
58,591		New York Times Co (Class A)	1,373,959
320		Scholastic Corp	13,248
76

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

23,476		Sinclair Broadcast Group, Inc (Class A)	$665,545
219,589		Time Warner, Inc	20,817,037
343,741		Walt Disney Co	34,487,535
		TOTAL MEDIA	89,380,133

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
54,132	*,e	Acadia Pharmaceuticals, Inc	855,827
11,304	*	Acceleron Pharma, Inc	394,623
9,986	*	Acorda Therapeutics, Inc	230,677
18,110	*,e	Aduro Biotech, Inc	124,959
150,551		Agilent Technologies, Inc	9,897,223
15,764	*	Agios Pharmaceuticals, Inc	1,322,757
56,815	*	Akorn, Inc	819,840
179,324		Amgen, Inc	31,288,452
60,354	*,e	Bellicum Pharmaceuticals, Inc	403,768
85,758	*	BioCryst Pharmaceuticals, Inc	421,929
56,305	*	Biogen Idec, Inc	15,405,048
43,960	*	BioMarin Pharmaceutical, Inc	3,671,100
9,691	*	Bluebird Bio, Inc	1,648,924
385,792		Bristol-Myers Squibb Co	20,111,337
5,167	*	Catalent, Inc	212,415
192,794	*	Celgene Corp	16,792,357
135,053	*	Celldex Therapeutics, Inc	99,939
47,927	*	Coherus Biosciences, Inc	579,917
18,378	*,e	Collegium Pharmaceutical, Inc	434,640
64,573	*	Depomed, Inc	405,518
4,990	*	Esperion Thereapeutics, Inc	349,350
28,683	*	FibroGen, Inc	1,303,642
4,680	*,e	Flexion Therapeutics Inc	116,626
288,576		Gilead Sciences, Inc	20,843,844
16,242	*	Halozyme Therapeutics, Inc	307,461
24,203	*,e	Immunomedics, Inc	440,737
68,890	*,e	Inovio Pharmaceuticals, Inc	302,427
18,561	*	Intersect ENT, Inc	741,512
48,629	*	Iovance Biotherapeutics, Inc	705,121
56,297	*	IQVIA Holdings, Inc	5,391,001
41,375	*	Ironwood Pharmaceuticals, Inc	749,715
452,640		Johnson & Johnson	57,254,434
5,838	*	Mettler-Toledo International, Inc	3,268,871
42,726	*	Nektar Therapeutics	3,574,457
89,462	*,e	Opko Health, Inc	271,965
21,361	*	Paratek Pharmaceuticals, Inc	228,563
5,870	*	PerkinElmer, Inc	430,623
57,915	*	Prestige Brands Holdings, Inc	1,705,018
80,041	*	Progenics Pharmaceuticals, Inc	521,067
16,217	*,e	Prothena Corp plc	194,604
5,837	*	Sage Therapeutics, Inc	840,061
37,874	*	Sangamo Biosciences, Inc	598,409
12,354	*	Sarepta Therapeutics, Inc	943,351
603,100		Schering-Plough Corp	35,504,497
4,385	*,e	Spark Therapeutics, Inc	334,663
17,627	*,e	Teligent, Inc	52,881
13,444	*,e	TESARO, Inc	684,434
77

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

25,761	*,e	Theravance Biopharma, Inc	$620,067
17,724	*	Ultragenyx Pharmaceutical, Inc	901,088
71,046	*	Vertex Pharmaceuticals, Inc	10,881,405
18,425	*	Waters Corp	3,471,454
189,024		Zoetis, Inc	15,779,724
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	274,434,322

REAL ESTATE - 3.6%
4,488		Alexandria Real Estate Equities, Inc	559,070
11,117	*,e	Altisource Portfolio Solutions S.A.	304,383
23,462		American Campus Communities, Inc	917,599
142,171		American Tower Corp	19,386,437
48,024		Boston Properties, Inc	5,830,594
36,800		Brixmor Property Group, Inc	547,952
17,071		CatchMark Timber Trust Inc	222,606
100,412	e	CBL & Associates Properties, Inc	419,722
79,390	*	CBRE Group, Inc	3,597,161
17,160		Coresite Realty	1,786,356
8,358		Douglas Emmett, Inc	311,503
58,576		Duke Realty Corp	1,587,410
19,598		Easterly Government Properties, Inc	403,915
36,148		Equinix, Inc	15,210,717
3,961		Federal Realty Investment Trust	458,882
33,420		First Industrial Realty Trust, Inc	1,039,696
12,660		Forest City Realty Trust, Inc	253,960
540		Franklin Street Properties Corp	4,201
204,267		HCP, Inc	4,771,677
74,061		Healthcare Realty Trust, Inc	2,061,118
142,301		Host Marriott Corp	2,783,407
32,022	*	Howard Hughes Corp	4,332,577
50,982		Iron Mountain, Inc	1,730,329
76,492	*	iStar Financial, Inc	775,629
5,945		Jones Lang LaSalle, Inc	1,007,737
266		Kilroy Realty Corp	19,064
15,135		Liberty Property Trust	632,946
20,078		Macerich Co	1,156,894
17,343		NorthStar Realty Europe Corp	251,473
4,166		Paramount Group, Inc	59,782
540		Piedmont Office Realty Trust, Inc	9,677
229,380		Prologis, Inc	14,889,056
140		PS Business Parks, Inc	16,139
22,163		QTS Realty Trust, Inc	784,348
24,711		Realogy Holdings Corp	613,080
2,009		RMR Group, Inc	149,470
45,216	*	SBA Communications Corp	7,244,960
8,006		Senior Housing Properties Trust	124,653
10,081		Tier REIT, Inc	191,640
30,349		UDR, Inc	1,097,116
55,605		Vornado Realty Trust	3,782,808
297		Washington REIT	8,530
205,082		Welltower, Inc	10,959,582
165,505		Weyerhaeuser Co	6,087,274
		TOTAL REAL ESTATE	118,383,130
78

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

RETAILING - 4.9%
59,013	*	1-800-FLOWERS.COM, Inc (Class A)	$749,465
2,432		Aaron’s, Inc	101,585
24,346		Advance Auto Parts, Inc	2,786,400
56,825		Best Buy Co, Inc	4,348,817
13,589	*	Booking Holdings, Inc	29,596,842
250	e	Buckle, Inc	5,762
43,488	*	CarMax, Inc	2,718,000
9		Chico’s FAS, Inc	89
109,981		Dollar General Corp	10,616,466
1,820		Finish Line, Inc (Class A)	24,697
6,360	*	Five Below, Inc	449,080
43,651	*	FTD Cos, Inc	281,112
106,784		Gap, Inc	3,122,364
22,125	*	Genesco, Inc	945,844
48,349	*	GNC Holdings, Inc	171,639
2,673		Group 1 Automotive, Inc	174,681
593,289	*	Groupon, Inc	2,752,861
18,815		Haverty Furniture Cos, Inc	341,492
29,239	*,e	Hibbett Sports, Inc	795,301
93,965		Kohl’s Corp	5,837,106
50,422	*,e	Lands’ End, Inc	975,666
71,757	*	LKQ Corp	2,225,902
264,241		Lowe’s Companies, Inc	21,781,386
4,455	*	MarineMax, Inc	96,228
101,068	*	NetFlix, Inc	31,579,707
26,766		Nordstrom, Inc	1,353,289
73,155		Nutri/System, Inc	2,121,495
96,086		Office Depot, Inc	220,037
38,851	*	Overstock.com, Inc	1,480,223
67,464	e	PetMed Express, Inc	2,257,345
68,696		Pier 1 Imports, Inc	153,192
40,639	e	Rent-A-Center, Inc	410,860
141,284		Ross Stores, Inc	11,422,811
5,448	*	Sally Beauty Holdings, Inc	94,196
12,547		Shoe Carnival, Inc	305,770
65,780	*	Shutterfly, Inc	5,322,918
14,544		Tiffany & Co	1,495,560
15,754		Tractor Supply Co	1,071,272
17,401	*	Ulta Beauty, Inc	4,366,085
60,414	*,e	Wayfair, Inc	3,763,792
33,837	e	Williams-Sonoma, Inc	1,617,409
860		Winmark Corp	112,058
5,569	*	Zumiez, Inc	130,315
		TOTAL RETAILING	160,177,119

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
71,782		Analog Devices, Inc	6,270,158
349,407		Applied Materials, Inc	17,355,045
11,151	*	Cirrus Logic, Inc	406,677
79

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

11,757	*	First Solar, Inc	$833,689
24,001	*	Integrated Device Technology, Inc	667,948
813,514		Intel Corp	41,993,593
49,979		Lam Research Corp	9,249,114
35,937		Marvell Technology Group Ltd	720,896
54,815	e	Microchip Technology, Inc	4,585,823
114,298		NVIDIA Corp	25,705,620
217,373	*	ON Semiconductor Corp	4,799,596
45,964		Skyworks Solutions, Inc	3,987,836
36,870	*,e	SunPower Corp	314,501
249,493		Texas Instruments, Inc	25,306,075
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	142,196,571

SOFTWARE & SERVICES - 13.9%
181,129		Accenture plc	27,386,705
43,870	*	Alphabet, Inc (Class A)	44,685,105
44,464	*	Alphabet, Inc (Class C)	45,234,561
3,082	*	Ansys, Inc	498,236
687	*	Aspen Technology, Inc	60,284
44,517	*	Autodesk, Inc	5,604,690
114,577		Automatic Data Processing, Inc	13,529,252
46,294	*	Black Knight, Inc	2,252,203
12,432		Blackbaud, Inc	1,304,863
26,141		Booz Allen Hamilton Holding Co	1,035,968
92,122		CA, Inc	3,205,846
22,692	*	Cardtronics plc	595,665
16,964	*	Citrix Systems, Inc	1,745,765
264,235		Cognizant Technology Solutions Corp (Class A)	21,619,708
11,169		Convergys Corp	260,908
18,210		CSG Systems International, Inc	779,206
94,842	*	Dell Technologies, Inc-VMware Inc	6,806,810
16,527	*	Ellie Mae, Inc	1,600,970
42,985	*	Etsy, Inc	1,286,971
12,771	*	Euronet Worldwide, Inc	997,543
6,786	*	ExlService Holdings, Inc	392,299
42,504	*,e	Gogo, Inc	400,388
211,879		International Business Machines Corp	30,713,980
55,388		Intuit, Inc	10,235,148
42,111		j2 Global, Inc	3,342,771
44,308		LogMeIn, Inc	4,882,742
202,745		MasterCard, Inc (Class A)	36,143,351
1,077,757	d	Microsoft Corp	100,791,835
10,898	*	MINDBODY, Inc	432,106
27,469	*	New Relic, Inc	1,919,808
704,329		Oracle Corp	32,166,705
29,033	*	Perficient, Inc	717,986
21,141	*	Qualys, Inc	1,626,800
80,699	*	Quotient Technology, Inc	1,081,367
24,564	*	RingCentral, Inc	1,647,016
216,749	*	salesforce.com, Inc	26,224,461
72,051	*	ServiceSource International LLC	273,073
14,735	*	SPS Commerce, Inc	1,010,379
24,141	*	Sykes Enterprises, Inc	694,295
80

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

167,300		Symantec Corp	$4,649,267
3,876		Syntel, Inc	111,939
21,077	*	Teradata Corp	862,471
2,916		TiVo Corp	41,261
40,424	*	Twilio, Inc	1,706,297
9,913	*	Ultimate Software Group, Inc	2,378,327
47,266	*,e	Unisys Corp	529,379
5,290	*	Vasco Data Security International	81,995
38,231	*	Website Pros, Inc	711,097
41,181		Western Union Co	813,325
16,668	*	WEX, Inc	2,698,883
55,836	*	Workday, Inc	6,970,566
		TOTAL SOFTWARE & SERVICES	456,742,576

TECHNOLOGY HARDWARE & EQUIPMENT - 4.4%
2,919	*	Anixter International, Inc	171,929
40,047		AVX Corp	591,094
4,709		Badger Meter, Inc	199,897
1,070		Belden CDT, Inc	65,912
77,063		Benchmark Electronics, Inc	2,026,757
964,750		Cisco Systems, Inc	42,728,778
19,896	*	Coherent, Inc	3,346,905
359,893		Corning, Inc	9,724,309
45,387	*	Cray, Inc	1,082,480
25,416		CTS Corp	761,209
22,592		Daktronics, Inc	203,554
70,752		Dolby Laboratories, Inc (Class A)	4,232,385
56,571	*	Fabrinet	1,595,868
14,146	*	FARO Technologies, Inc	714,373
40,091	*,e	Finisar Corp	624,618
758,600		Hewlett Packard Enterprise Co	12,934,130
871,113		HP, Inc	18,720,218
11,733	*	Insight Enterprises, Inc	415,935
182		InterDigital, Inc	13,550
28,977	*	Itron, Inc	1,895,096
128,120		Jabil Circuit, Inc	3,407,992
15,930	*	Keysight Technologies, Inc	823,262
17,293	*	Kimball Electronics, Inc	274,094
12,767		Littelfuse, Inc	2,386,408
9,728	*,e	Lumentum Holdings, Inc	490,777
6,814		Methode Electronics, Inc	271,879
49,310		Motorola, Inc	5,415,717
90,901		National Instruments Corp	3,716,942
19,428	*	Novanta, Inc	1,142,366
500	*	OSI Systems, Inc	32,010
16,212	*	Plexus Corp	889,066
13,761	*	Ribbon Communications, Inc	80,089
11,038	*	Rogers Corp	1,177,755
98,206	*	Sanmina Corp	2,897,077
24,837	*	Scansource, Inc	851,909
49,006	*	Super Micro Computer, Inc	867,406
13,734		SYNNEX Corp	1,375,735
81

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

42,266	*	Tech Data Corp	$3,222,782
181,345	*	Trimble Navigation Ltd	6,274,537
58,992	*	TTM Technologies, Inc	822,348
26,997		Universal Display Corp	2,377,086
104,257		Vishay Intertechnology, Inc	1,840,136
200,205		Xerox Corp	6,296,447
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	148,982,817

TELECOMMUNICATION SERVICES - 1.7%
2,227	*	Boingo Wireless, Inc	52,246
511,480		CenturyLink, Inc	9,503,299
82,226	e	Consolidated Communications Holdings, Inc	929,154
475,648	*,e	Globalstar, Inc	290,906
3,026		IDT Corp (Class B)	16,401
96,306	*,e	Iridium Communications, Inc	1,146,041
571,718	*,e	Sprint Corp	3,207,338
780,689		Verizon Communications, Inc	38,527,002
83,038	*	Vonage Holdings Corp	928,365
203,668	e	Windstream Holdings, Inc	315,685
57,278	*	Zayo Group Holdings, Inc	2,079,191
		TOTAL TELECOMMUNICATION SERVICES	56,995,628

TRANSPORTATION - 2.6%
158		Allegiant Travel Co	25,319
310		Arkansas Best Corp	9,951
2,385	*	Avis Budget Group, Inc	117,843
200,629		CSX Corp	11,915,356
197,594		Delta Air Lines, Inc	10,318,359
8		Expeditors International of Washington, Inc	511
17,741	*	Hertz Global Holdings, Inc	388,528
180		Landstar System, Inc	18,297
61,462		Norfolk Southern Corp	8,817,953
9		Ryder System, Inc	607
179,530		Southwest Airlines Co	9,484,570
178,401		Union Pacific Corp	23,839,726
178,636		United Parcel Service, Inc (Class B)	20,275,186
		TOTAL TRANSPORTATION	85,212,206

UTILITIES - 2.9%
12,632		American Water Works Co, Inc	1,093,679
91,114		Centerpoint Energy, Inc	2,307,918
180,018		Consolidated Edison, Inc	14,424,842
218,712		Dominion Resources, Inc	14,557,471
95,077		Edison International	6,229,445
134,706		Eversource Energy	8,116,036
290		Ormat Technologies, Inc	16,791
45,985		Public Service Enterprise Group, Inc	2,398,118
105,409		Sempra Energy	11,784,726
22,226	e	South Jersey Industries, Inc	686,783
401,023		Southern Co	18,495,181
104,830		WEC Energy Group, Inc	6,738,472
169,001		Xcel Energy, Inc	7,916,007
		TOTAL UTILITIES	94,765,469

		TOTAL COMMON STOCKS	3,274,308,689
		(Cost $2,242,995,164)
82

TIAA-CREF FUNDS - Social Choice Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.5%

GOVERNMENT AGENCY DEBT - 0.7%
$23,660,000		Federal Home Loan Bank (FHLB)	1.580%	05/01/18	$23,660,000
		TOTAL GOVERNMENT AGENCY DEBT			23,660,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.8%
59,130,163	c	State Street Navigator Securities Lending Government Money Market Portfolio			59,130,163
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			59,130,163

		TOTAL SHORT-TERM INVESTMENTS			82,790,163
		(Cost $82,790,163)
		TOTAL INVESTMENTS - 101.9%			3,357,098,852
		(Cost $2,325,785,327)
		OTHER ASSETS & LIABILITIES, NET - (1.9)%			(62,625,339)
		NET ASSETS - 100.0%			$3,294,473,513

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $56,043,958.
m	Indicates a security that has been deemed illiquid.

Futures contracts outstanding as of April 30, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	101	6/15/18	$13,577,190	$13,367,350	$(209,840)
83

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE LOW CARBON EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.0%

AUTOMOBILES & COMPONENTS - 1.0%
669	*	Cooper-Standard Holding, Inc	$82,822
1,201		Delphi Automotive plc	101,581
34,954		Ford Motor Co	392,883
1,719	*	Tesla, Inc	505,214
		TOTAL AUTOMOBILES & COMPONENTS	1,082,500

BANKS - 5.8%
241		Associated Banc-Corp	6,374
315		Bank of the Ozarks, Inc	14,742
226		BankUnited	8,952
12,195		BB&T Corp	643,896
339		Camden National Corp	15,021
2,995		CIT Group, Inc	158,585
12,833		Citizens Financial Group, Inc	532,441
3,253		Comerica, Inc	307,669
497	*	Customers Bancorp, Inc	14,324
108		East West Bancorp, Inc	7,195
129		Federal Agricultural Mortgage Corp (Class C)	11,031
15,903		Fifth Third Bancorp	527,502
119		First Commonwealth Financial Corp	1,802
340		First Financial Corp	14,535
869		First Republic Bank	80,704
494		Flushing Financial Corp	12,800
31		Hanmi Financial Corp	856
414	*	HomeStreet, Inc	10,557
648	*	HomeTrust Bancshares, Inc	16,913
14,226		Keycorp	283,382
611		LegacyTexas Financial Group, Inc	25,094
262		Live Oak Bancshares, Inc	7,401
3,325		M&T Bank Corp	606,048
940	*	MGIC Investment Corp	9,419
130		National Bank Holdings Corp	4,573
6,623		New York Community Bancorp, Inc	78,681
390		OceanFirst Financial Corp	10,522
1,534		OFG Bancorp	20,709
230		Opus Bank	6,486
1,724		PacWest Bancorp	88,338
1,299		Pinnacle Financial Partners, Inc	83,201
5,106		PNC Financial Services Group, Inc	743,484
22,455		Regions Financial Corp	419,908
1,072	*	SVB Financial Group	321,182
589	*	Texas Capital Bancshares, Inc	58,105
630	*	The Bancorp, Inc	6,520
356	*	Tristate Capital Holdings, Inc	8,900
47		Union Bankshares Corp	1,777
84

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

900		United Financial Bancorp, Inc (New)	$14,877
16,253		US Bancorp	819,964
2,925		Zions Bancorporation	160,144
		TOTAL BANKS	6,164,614

CAPITAL GOODS - 8.1%
4,364		3M Co	848,318
457		Acuity Brands, Inc	54,735
1,659		Air Lease Corp	69,164
1,675		Ametek, Inc	116,915
10,542		Arconic, Inc	187,753
217		Argan, Inc	8,680
1,123	*	Builders FirstSource, Inc	20,472
895		Carlisle Cos, Inc	96,418
5,316		Caterpillar, Inc	767,418
541	*	Chart Industries, Inc	30,696
1,803		Chicago Bridge & Iron Co NV	27,225
1,022		Cummins, Inc	163,377
4,227		Deere & Co	572,040
93		Dover Corp	8,621
565	*	DXP Enterprises, Inc	20,509
5,746		Eaton Corp	431,122
271		EMCOR Group, Inc	19,943
1,017	*	Esterline Technologies Corp	73,071
441		Fastenal Co	22,046
517		Granite Construction, Inc	27,080
556		H&E Equipment Services, Inc	17,987
427	*	Herc Holdings, Inc	22,482
1,535		Hexcel Corp	102,031
4,099		Illinois Tool Works, Inc	582,140
1,293		Ingersoll-Rand plc	108,470
12,987		Johnson Controls International plc	439,870
474		Kaman Corp	28,743
1,236		Kennametal, Inc	45,052
1,603	*	KEYW Holding Corp, The	12,407
1,669		L3 Technologies, Inc	326,924
1,972		Masco Corp	74,680
227	*	MYR Group, Inc	6,810
877	*	Navistar International Corp	30,528
103	*	NOW, Inc	1,249
889		PACCAR, Inc	56,603
2,868		Parker-Hannifin Corp	472,130
735		Pentair plc	49,451
3,941	*	Plug Power, Inc	7,212
2,387	*	Quanta Services, Inc	77,578
639		Rockwell Automation, Inc	105,135
4,420		Rockwell Collins, Inc	585,827
1,325		Roper Industries, Inc	350,052
1,253	*	Sensata Technologies Holding plc	63,552
457		Snap-On, Inc	66,379
943		Stanley Works	133,519
1,424	*	Teledyne Technologies, Inc	266,416
245	*	Titan Machinery, Inc	4,733
85

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

1,743		TransDigm Group, Inc	$558,754
766		Triton International Ltd	23,754
1,095	*	United Rentals, Inc	164,250
413	*	Veritiv Corp	15,715
537		W.W. Grainger, Inc	151,085
2,368	*	Wesco Aircraft Holdings, Inc	23,917
90	*	WESCO International, Inc	5,360
777		Woodward Governor Co	55,897
1,197		Xylem, Inc	87,261
		TOTAL CAPITAL GOODS	8,689,556

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
428	*	Cimpress NV	61,551
8,312	*	Copart, Inc	424,577
556		Essendant, Inc	4,137
260		Heidrick & Struggles International, Inc	9,789
278		ICF International, Inc	18,654
2,738	*	IHS Markit Ltd	134,518
162		Insperity, Inc	13,000
7		Kforce, Inc	186
1,550	*,†,m	Media General, Inc	0
711		RPX Corp	7,700
236	*	SP Plus Corp	8,295
1,049	*	Team, Inc	17,780
40	*	TrueBlue, Inc	1,066
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	701,253

CONSUMER DURABLES & APPAREL - 1.3%
733	*	Century Communities, Inc	22,540
1,587	*	Fossil Group, Inc	23,726
864	*	Green Brick Partners, Inc	8,726
1,159		Hanesbrands, Inc	21,407
5		Hasbro, Inc	440
667	*	LGI Homes, Inc	46,156
351	*	Lululemon Athletica, Inc	35,030
1,325		Mattel, Inc	19,610
83	*	Mohawk Industries, Inc	17,420
3,349		Newell Rubbermaid, Inc	92,533
12,807		Nike, Inc (Class B)	875,870
116		PVH Corp	18,522
144	*	Under Armour, Inc	2,210
185	*	Under Armour, Inc (Class A)	3,286
1,816		VF Corp	146,860
299		Whirlpool Corp	46,330
		TOTAL CONSUMER DURABLES & APPAREL	1,380,666

CONSUMER SERVICES - 2.5%
214	*	American Public Education, Inc	8,624
176	*	Bright Horizons Family Solutions	16,699
195		Carriage Services, Inc	5,076
3,991		Hilton Worldwide Holdings, Inc	314,650
86

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

5,963		McDonald’s Corp	$998,445
102	*	Red Robin Gourmet Burgers, Inc	6,360
2,768		Royal Caribbean Cruises Ltd	299,470
1,636	*	ServiceMaster Global Holdings, Inc	82,782
26		Six Flags Entertainment Corp	1,644
188	*	Sotheby’s (Class A)	9,926
13,568		Starbucks Corp	781,110
555		Vail Resorts, Inc	127,267
110	*	Weight Watchers International, Inc	7,706
464		Wyndham Worldwide Corp	52,993
		TOTAL CONSUMER SERVICES	2,712,752

DIVERSIFIED FINANCIALS - 6.4%
3,269		Ally Financial, Inc	85,321
7,956		American Express Co	785,655
523		Ameriprise Financial, Inc	73,330
11,200		Annaly Capital Management, Inc	116,144
12,394		Bank of New York Mellon Corp	675,597
1,397		BlackRock, Inc	728,535
14,001		Charles Schwab Corp	779,576
3,068		Chimera Investment Corp	53,659
4,387		CME Group, Inc	691,742
3,787		Discover Financial Services	269,824
520		Dynex Capital, Inc	3,422
858	*	E*TRADE Financial Corp	52,063
375	*	Encore Capital Group, Inc	16,725
7,974		IntercontinentalExchange Group, Inc	577,796
1,221		Invesco Ltd	35,372
1,535		Legg Mason, Inc	60,939
189		LPL Financial Holdings, Inc	11,448
378		Moody’s Corp	61,312
544	*,†,m	NewStar Financial, Inc	268
562		Northern Trust Corp	59,994
1,767	*	On Deck Capital, Inc	9,277
863		Pico Holdings, Inc	10,399
460	*	PRA Group, Inc	16,376
3,766		S&P Global, Inc	710,268
6,001		State Street Corp	598,780
281		T Rowe Price Group, Inc	31,983
4,891		TD Ameritrade Holding Corp	284,118
2,395		Voya Financial, Inc	125,378
		TOTAL DIVERSIFIED FINANCIALS	6,925,301

ENERGY - 5.3%
4,856		Andeavor	671,682
2,715		Archrock, Inc	29,322
16,054		Baker Hughes a GE Co	579,710
8,349	*	Cheniere Energy, Inc	485,578
4,494	*	Clean Energy Fuels Corp	7,235
3,370		Delek US Holdings, Inc	159,637
1,294	*	Dril-Quip, Inc	53,636
566	*	Exterran Corp	16,578
87

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

5,161	*	Fairmount Santrol Holdings, Inc	$28,385
1,980	*	Forum Energy Technologies, Inc	24,948
879		Frank’s International NV	6,144
1,410		Green Plains Renewable Energy, Inc	26,226
5,498	*	Helix Energy Solutions Group, Inc	42,444
805	*	Keane Group, Inc	12,518
864	*	Matrix Service Co	13,306
4,996	*	McDermott International, Inc	32,974
14,703		National Oilwell Varco, Inc	568,565
413	*	Natural Gas Services Group, Inc	9,953
3,044	*	Newpark Resources, Inc	31,962
2,231		Oceaneering International, Inc	47,386
1,986	*	Oil States International, Inc	71,397
10,304		Oneok, Inc	620,507
4,276		PBF Energy, Inc	163,899
6,380		Phillips 66	710,158
1,253	*	Renewable Energy Group, Inc	16,164
529	*	RigNet, Inc	7,988
4,930	*	Rowan Cos plc	71,189
2,187		RPC, Inc	39,388
13,059		Schlumberger Ltd	895,325
259	*	SEACOR Holdings, Inc	14,204
2,162	*	Tellurian, Inc	20,582
3,769	*	Tetra Technologies, Inc	14,812
2,257		US Silica Holdings Inc	67,958
28,982	*	Weatherford International Ltd	85,497
2,829		World Fuel Services Corp	60,739
		TOTAL ENERGY	5,707,996

FOOD & STAPLES RETAILING - 0.8%
1,352		Casey’s General Stores, Inc	130,603
652	*	Chefs’ Warehouse Holdings, Inc	15,811
3,512	*	Performance Food Group Co	113,964
934		Pricesmart, Inc	81,818
386	*	Smart & Final Stores, Inc	1,969
1,332		Spartan Stores, Inc	24,216
5,314	*	Sprouts Farmers Market, Inc	133,010
2,041	*	United Natural Foods, Inc	91,886
8,080	*	US Foods Holding Corp	276,174
336		Weis Markets, Inc	15,463
		TOTAL FOOD & STAPLES RETAILING	884,914

FOOD, BEVERAGE & TOBACCO - 4.0%
1,666		Bunge Ltd	120,335
299		Campbell Soup Co	12,193
26,548		Coca-Cola Co	1,147,139
4,885		Dr Pepper Snapple Group, Inc	586,005
309	*	Freshpet, Inc	6,118
5,138		General Mills, Inc	224,736
87	*	Hain Celestial Group, Inc	2,534
3,328		Hormel Foods Corp	120,640
88

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

1,833		Kellogg Co	$107,964
8,807		Kraft Heinz Co	496,539
351	*	Landec Corp	4,668
11,600		Mondelez International, Inc	458,200
10,440		PepsiCo, Inc	1,053,814
81	*	Seneca Foods Corp	2,232
		TOTAL FOOD, BEVERAGE & TOBACCO	4,343,117

HEALTH CARE EQUIPMENT & SERVICES - 4.8%
923	*	Abiomed, Inc	277,777
1,028	*	Acadia Healthcare Co, Inc	36,576
2,917	*	Accuray, Inc	14,585
407		Aceto Corp	1,026
1,528	*	Align Technology, Inc	381,771
2,208	*	Allscripts Healthcare Solutions, Inc	25,657
171	*	American Renal Associates Holdings, Inc	2,505
2,011		AmerisourceBergen Corp	182,156
43	*	AMN Healthcare Services, Inc	2,875
332	*	Angiodynamics, Inc	6,434
3,225		Anthem, Inc	761,068
433	*	athenahealth, Inc	53,030
3,311		Becton Dickinson & Co	767,721
2,394	*	Brookdale Senior Living, Inc	17,333
433	*	Capital Senior Living Corp	5,088
3,486		Cardinal Health, Inc	223,697
907	*	Centene Corp	98,482
3,696	*	Cerus Corp	19,219
2,831		Cigna Corp	486,422
162		Computer Programs & Systems, Inc	4,836
594	*	Cross Country Healthcare, Inc	7,473
1,654		Dentsply Sirona, Inc	83,262
331	*	Diplomat Pharmacy, Inc	7,212
2,205	*	Edwards Lifesciences Corp	280,829
295		Encompass Health Corp	17,942
1,450	*	Endologix, Inc	6,249
1,019	*	Envision Healthcare Corp	37,876
570	*	GenMark Diagnostics, Inc	3,568
96	*	Globus Medical, Inc	4,914
2,201		HCA Holdings, Inc	210,724
126	*	Henry Schein, Inc	9,576
3,700	*	Hologic, Inc	143,523
1,260		Humana, Inc	370,667
544	*	Idexx Laboratories, Inc	105,803
497	*	Integer Holding Corp	27,285
1,097	*	Kindred Healthcare, Inc	9,763
900	*	Laboratory Corp of America Holdings	153,675
198	*	LHC Group, Inc	14,735
604	*	LifePoint Hospitals, Inc	28,932
62	*	LivaNova plc	5,504
20	*	Merit Medical Systems, Inc	970
479	*	Omnicell, Inc	20,645
765	*	OraSure Technologies, Inc	13,563
69	*	Penumbra, Inc	8,580
89

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

118	*	Quality Systems, Inc	$1,585
638		Quest Diagnostics, Inc	64,566
30	*	Quidel Corp	1,701
144		Resmed, Inc	13,628
241	*	Staar Surgical Co	3,916
315	*	Surgery Partners, Inc	5,040
294	*	Teladoc, Inc	12,642
150	*	Triple-S Management Corp (Class B)	4,253
602	*	Varian Medical Systems, Inc	69,585
335	*	Vocera Communications, Inc	8,398
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,126,842

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
14		Clorox Co	1,641
7,208		Colgate-Palmolive Co	470,178
1,549		Estee Lauder Cos (Class A)	229,391
1,990		Kimberly-Clark Corp	206,045
16,659		Procter & Gamble Co	1,205,112
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,112,367

INSURANCE - 3.7%
2,824		Aflac, Inc	128,690
5,460		Allstate Corp	534,097
10,013		American International Group, Inc	560,728
532		Aon plc	75,794
5,078		Chubb Ltd	688,932
1,126	*	Genworth Financial, Inc (Class A)	3,108
1,597		Hartford Financial Services Group, Inc	85,982
694		Lincoln National Corp	49,024
4,307		Loews Corp	225,945
4,501		Marsh & McLennan Cos, Inc	366,832
3,548		Progressive Corp	213,909
5,680		Prudential Financial, Inc	603,898
2,782		Travelers Cos, Inc	366,111
2,102		XL Group Ltd	116,850
		TOTAL INSURANCE	4,019,900

MATERIALS - 3.4%
2,485		Albemarle Corp	240,946
2,283	*	Axalta Coating Systems Ltd	70,545
2,860		Ball Corp	114,657
768	*	Berry Plastics Group, Inc	42,240
554		Boise Cascade Co	23,046
1,276		Celanese Corp (Series A)	138,663
598		Compass Minerals International, Inc	40,245
4,620		Eastman Chemical Co	471,610
3,397		Ecolab, Inc	491,784
962	*	GCP Applied Technologies, Inc	27,561
815		H.B. Fuller Co	40,318
375		Hawkins, Inc	12,187
264		International Flavors & Fragrances, Inc	37,293
90

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

1,462		International Paper Co	$75,381
529	*	Kraton Polymers LLC	24,159
780		Materion Corp	39,585
562		Minerals Technologies, Inc	38,806
13,531		Mosaic Co	364,660
898		Myers Industries, Inc	20,923
665	*	Omnova Solutions, Inc	7,249
1,783		PPG Industries, Inc	188,784
1,721		Reliance Steel & Aluminum Co	151,310
1,877		Royal Gold, Inc	166,678
467		Schnitzer Steel Industries, Inc (Class A)	13,753
1,760		Scotts Miracle-Gro Co (Class A)	147,101
2,410		Sealed Air Corp	105,679
980		Sherwin-Williams Co	360,307
1,735		Trinseo S.A.	126,568
670	*	US Concrete, Inc	39,162
727		WestRock Co	43,009
705	*	Worthington Industries, Inc	31,394
		TOTAL MATERIALS	3,695,603

MEDIA - 2.6%
2,280	*	Charter Communications, Inc	618,541
166		Cinemark Holdings, Inc	6,502
506		Clear Channel Outdoor Holdings, Inc (Class A)	2,429
3,470	*	Discovery Communications, Inc (Class A)	82,065
3,241	*	Discovery Communications, Inc (Class C)	72,015
333		Entercom Communications Corp (Class A)	3,380
943		Entravision Communications Corp (Class A)	4,385
689		Gannett Co, Inc	6,663
1,003	*	Gray Television, Inc	11,334
143	*	Imax Corp	3,318
819	*	Liberty Broadband Corp (Class C)	58,059
1,087		Sinclair Broadcast Group, Inc (Class A)	30,816
8,375		Time Warner, Inc	793,950
550		Tribune Co	20,785
10,976		Walt Disney Co	1,101,222
		TOTAL MEDIA	2,815,464

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.0%
649	*	Acadia Pharmaceuticals, Inc	10,261
152	*	Acceleron Pharma, Inc	5,306
274	*	Aclaris Therapeutics, Inc	4,863
249	*	Acorda Therapeutics, Inc	5,752
1,304		Agilent Technologies, Inc	85,725
65	*	Agios Pharmaceuticals, Inc	5,454
1,019	*	Akorn, Inc	14,704
5,551		Amgen, Inc	968,538
436	*	Bellicum Pharmaceuticals, Inc	2,917
1,366	*	BioCryst Pharmaceuticals, Inc	6,721
2,335	*	Biogen Idec, Inc	638,856
1,054	*	BioMarin Pharmaceutical, Inc	88,020
197	*	Bluebird Bio, Inc	33,520
91

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

14,305		Bristol-Myers Squibb Co	$745,720
8,608	*	Celgene Corp	749,757
1,409	*	Celldex Therapeutics, Inc	1,043
600	*	Coherus Biosciences, Inc	7,260
403	*	Collegium Pharmaceutical, Inc	9,531
1,951	*	Depomed, Inc	12,252
140	*	FibroGen, Inc	6,363
182	*	Flexion Therapeutics Inc	4,535
11,407		Gilead Sciences, Inc	823,927
347	*	Inovio Pharmaceuticals, Inc	1,523
350	*	Intersect ENT, Inc	13,982
595	*	Intra-Cellular Therapies, Inc	10,365
943	*	Iovance Biotherapeutics, Inc	13,674
1,274	*	IQVIA Holdings, Inc	121,998
14,553		Johnson & Johnson	1,840,809
20	*	Mettler-Toledo International, Inc	11,199
1,644	*	Nektar Therapeutics	137,537
3,925	*	Opko Health, Inc	11,932
416	*	Paratek Pharmaceuticals, Inc	4,451
1,191	*	Progenics Pharmaceuticals, Inc	7,753
31	*	Prothena Corp plc	372
334	*	Revance Therapeutics, Inc	9,335
1,259	*	Sangamo Biosciences, Inc	19,892
99	*	Sarepta Therapeutics, Inc	7,560
19,047		Schering-Plough Corp	1,121,297
58	*	Spark Therapeutics, Inc	4,427
731	*	Teligent, Inc	2,193
681	*	Theravance Biopharma, Inc	16,392
84	*	Ultragenyx Pharmaceutical, Inc	4,271
2,162	*	Vertex Pharmaceuticals, Inc	331,132
196	*	Waters Corp	36,928
8,111		Zoetis, Inc	677,106
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	8,637,153

REAL ESTATE - 3.7%
446		Alexandria Real Estate Equities, Inc	55,558
164	*	Altisource Portfolio Solutions S.A.	4,490
1,111		American Campus Communities, Inc	43,451
5,125		American Tower Corp	698,845
1,483		Boston Properties, Inc	180,051
5,419		Brixmor Property Group, Inc	80,689
85		Camden Property Trust	7,259
649		CatchMark Timber Trust Inc	8,463
2,890		CBL & Associates Properties, Inc	12,080
1,117	*	CBRE Group, Inc	50,611
37		CyrusOne, Inc	1,983
4,210		Duke Realty Corp	114,091
1,228		Equinix, Inc	516,730
514		Federal Realty Investment Trust	59,547
2,232		Forest City Realty Trust, Inc	44,774
4,263		HCP, Inc	99,584
3,740		Host Marriott Corp	73,154
92

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

80	*	Howard Hughes Corp	$10,824
2,463		Iron Mountain, Inc	83,594
1,112	*	iStar Financial, Inc	11,276
887		Kennedy-Wilson Holdings, Inc	16,809
1,603		Macerich Co	92,365
1,971		Paramount Group, Inc	28,284
10,055		Prologis, Inc	652,670
209		QTS Realty Trust, Inc	7,396
1,322	*	SBA Communications Corp	211,824
2,024		Senior Housing Properties Trust	31,514
292		Starwood Property Trust, Inc	6,120
262	*	Tejon Ranch Co	6,374
4,177		UDR, Inc	150,999
2,506		Vornado Realty Trust	170,483
1,999		Weingarten Realty Investors	54,913
4,799		Welltower, Inc	256,459
4,299		Weyerhaeuser Co	158,117
		TOTAL REAL ESTATE	4,001,381

RETAILING - 4.4%
893	*	1-800-FLOWERS.COM, Inc (Class A)	11,341
478		Advance Auto Parts, Inc	54,707
2,413		Best Buy Co, Inc	184,667
433	*	Booking Holdings, Inc	943,074
1,000	*	CarMax, Inc	62,500
4,324		Dollar General Corp	417,396
562	*	FTD Cos, Inc	3,619
175		Gap, Inc	5,117
686	*	Genesco, Inc	29,326
989	*	GNC Holdings, Inc	3,511
52		Group 1 Automotive, Inc	3,398
13,368	*	Groupon, Inc	62,028
275		Haverty Furniture Cos, Inc	4,991
703	*	Hibbett Sports, Inc	19,122
2,090		Kohl’s Corp	129,831
519	*	Lands’ End, Inc	10,043
2,701	*	LKQ Corp	83,785
9,007		Lowe’s Companies, Inc	742,447
307	*	MarineMax, Inc	6,631
1,274	*	Murphy USA, Inc	79,714
3,164	*	NetFlix, Inc	988,624
183		Nordstrom, Inc	9,252
1,113		Nutri/System, Inc	32,277
4,919		Office Depot, Inc	11,264
648	*	Overstock.com, Inc	24,689
814		PetMed Express, Inc	27,236
2,910		Pier 1 Imports, Inc	6,489
509		Rent-A-Center, Inc	5,146
4,151		Ross Stores, Inc	335,608
311		Shoe Carnival, Inc	7,579
1,365	*	Shutterfly, Inc	110,456
420		Tiffany & Co	43,189
461	*	Ulta Beauty, Inc	115,670
93

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

1,591	*	Wayfair, Inc	$99,119
1,366		Williams-Sonoma, Inc	65,295
32		Winmark Corp	4,170
309	*	Zumiez, Inc	7,231
		TOTAL RETAILING	4,750,542

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
3,109		Analog Devices, Inc	271,571
11,608		Applied Materials, Inc	576,569
67		Brooks Automation, Inc	1,667
472	*	First Solar, Inc	33,469
28,324		Intel Corp	1,462,085
842		Lam Research Corp	155,821
468		Marvell Technology Group Ltd	9,388
1,072		Microchip Technology, Inc	89,684
4,435		NVIDIA Corp	997,431
3,038	*	ON Semiconductor Corp	67,079
519		Skyworks Solutions, Inc	45,028
1,054	*	SunPower Corp	8,991
8,646		Texas Instruments, Inc	876,964
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,595,747

SOFTWARE & SERVICES - 13.5%
5,725		Accenture plc	865,620
1,405	*	Alphabet, Inc (Class A)	1,431,105
1,424	*	Alphabet, Inc (Class C)	1,448,678
1,212	*	Autodesk, Inc	152,591
5,861		Automatic Data Processing, Inc	692,067
796	*	Black Knight, Inc	38,725
1,624		Booz Allen Hamilton Holding Co	64,359
815	*	Cardtronics plc	21,394
513	*	Citrix Systems, Inc	52,793
8,783		Cognizant Technology Solutions Corp (Class A)	718,625
1,483		Convergys Corp	34,643
6,410	*	Dell Technologies, Inc-VMware Inc	460,046
2,010	*	Etsy, Inc	60,179
304	*	Euronet Worldwide, Inc	23,746
1,005	*	Gogo, Inc	9,467
6,793		International Business Machines Corp	984,713
1,986		Intuit, Inc	366,993
637		j2 Global, Inc	50,565
755		LogMeIn, Inc	83,201
6,495		MasterCard, Inc (Class A)	1,157,864
34,591	d	Microsoft Corp	3,234,950
266	*	MINDBODY, Inc	10,547
1,287	*	New Relic, Inc	89,948
21,541		Oracle Corp	983,777
1,363	*	Perficient, Inc	33,707
1,156	*	Quotient Technology, Inc	15,490
7,006	*	salesforce.com, Inc	847,656
2,687	*	ServiceSource International LLC	10,184
94

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

269	*	SPS Commerce, Inc	$18,445
4,981		Symantec Corp	138,422
516		Syntel, Inc	14,902
525	*	Teradata Corp	21,483
591		TiVo Corp	8,363
1,726		Travelport Worldwide Ltd	29,584
903	*	Twilio, Inc	38,116
1,804	*	Unisys Corp	20,205
534	*	Vasco Data Security International	8,277
635	*	Website Pros, Inc	11,811
2,727		Western Union Co	53,858
587	*	WEX, Inc	95,047
1,679	*	Workday, Inc	209,606
		TOTAL SOFTWARE & SERVICES	14,611,752

TECHNOLOGY HARDWARE & EQUIPMENT - 4.6%
512	*	Anixter International, Inc	30,157
1,244		AVX Corp	18,361
246		Badger Meter, Inc	10,443
595		Belden CDT, Inc	36,652
2,113		Benchmark Electronics, Inc	55,572
30,390		Cisco Systems, Inc	1,345,973
935	*	Coherent, Inc	157,286
292		Comtech Telecommunications Corp	8,932
17,519		Corning, Inc	473,363
1,372	*	Cray, Inc	32,722
1,242		CTS Corp	37,198
1,259		Daktronics, Inc	11,344
1,728		Dolby Laboratories, Inc (Class A)	103,369
1,476	*	Fabrinet	41,638
594	*	FARO Technologies, Inc	29,997
29,065		Hewlett Packard Enterprise Co	495,558
29,492		HP, Inc	633,783
565	*	Insight Enterprises, Inc	20,029
550	*	Itron, Inc	35,970
3,552		Jabil Circuit, Inc	94,483
480	*	Keysight Technologies, Inc	24,806
934	*	Kimball Electronics, Inc	14,804
349		Littelfuse, Inc	65,235
59	*	Lumentum Holdings, Inc	2,977
600		Methode Electronics, Inc	23,940
504		Motorola, Inc	55,354
2,225		National Instruments Corp	90,980
461	*	Novanta, Inc	27,107
147	*	OSI Systems, Inc	9,411
556	*	Plexus Corp	30,491
644	*	Ribbon Communications, Inc	3,748
625	*	Rogers Corp	66,687
2,415	*	Sanmina Corp	71,243
963	*	Scansource, Inc	33,031
970	*	Super Micro Computer, Inc	17,169
393		SYNNEX Corp	39,367
988	*	Tech Data Corp	75,335
95

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

10,396	*	Trimble Navigation Ltd	$359,702
1,602	*	TTM Technologies, Inc	22,332
1,101		Universal Display Corp	96,943
2,244		Vishay Intertechnology, Inc	39,607
4,411		Xerox Corp	138,726
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	4,981,825

TELECOMMUNICATION SERVICES - 1.9%
29,642		CenturyLink, Inc	550,748
246		Consolidated Communications Holdings, Inc	2,780
11,544	*	Globalstar, Inc	7,060
232		IDT Corp (Class B)	1,257
2,119	*	Iridium Communications, Inc	25,216
592		Shenandoah Telecom Co	22,348
21,590	*	Sprint Corp	121,120
24,767		Verizon Communications, Inc	1,222,252
5,690		Windstream Holdings, Inc	8,820
780	*	Zayo Group Holdings, Inc	28,314
		TOTAL TELECOMMUNICATION SERVICES	1,989,915

TRANSPORTATION - 2.2%
457		Arkansas Best Corp	14,670
960	*	Avis Budget Group, Inc	47,433
154		CH Robinson Worldwide, Inc	14,173
6,534		CSX Corp	388,054
544	*	Hertz Global Holdings, Inc	11,913
571		Kansas City Southern Industries, Inc	60,886
1,693		Norfolk Southern Corp	242,895
6,804		Union Pacific Corp	909,219
6,394		United Parcel Service, Inc (Class B)	725,719
431	*	YRC Worldwide, Inc	3,586
		TOTAL TRANSPORTATION	2,418,548

UTILITIES - 3.0%
2,953		American Water Works Co, Inc	255,671
2,682		Aqua America, Inc	94,272
17,645		Centerpoint Energy, Inc	446,948
7,779		Consolidated Edison, Inc	623,331
7,557		Edison International	495,135
7,583		Eversource Energy	456,876
1,287		New Jersey Resources Corp	53,217
620		NRG Yield, Inc (Class A)	10,918
609		Pattern Energy Group, Inc	11,072
5,563		Sempra Energy	621,943
850		Southwest Gas Corp	62,042
619		Spire, Inc	44,661
		TOTAL UTILITIES	3,176,086

		TOTAL COMMON STOCKS	105,525,794
		(Cost $90,390,307)
96

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.4%

GOVERNMENT AGENCY DEBT - 1.4%
$1,500,000	Federal Home Loan Bank (FHLB)	1.580%	05/01/18	$1,500,000
	TOTAL GOVERNMENT AGENCY DEBT			1,500,000

	TOTAL SHORT-TERM INVESTMENTS			1,500,000
	(Cost $1,500,000)
	TOTAL INVESTMENTS - 99.4%			107,025,794
	(Cost $91,890,307)
	OTHER ASSETS & LIABILITIES, NET - 0.6%			677,125
	NET ASSETS - 100.0%			$107,702,919

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
m	Indicates a security that has been deemed illiquid.

Futures contracts outstanding as of April 30, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	12	6/15/18	$1,605,390	$1,588,200	$(17,190)
97

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2018

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 0.0%

CORPORATE BONDS - 0.0%

HONG KONG - 0.0%
$534,000	*,†,m	Asia Pacific Investment Partners	15.000%	04/23/17	$53
		TOTAL HONG KONG			53

		TOTAL CORPORATE BONDS			53
		(Cost $534,000)

		TOTAL BONDS			53
		(Cost $534,000)

EQUITY LINKED NOTES - 1.5%

UNITED STATES - 1.5%
1,039,088	*,j	Morgan Stanley BV	0.000	07/02/18	23,160,440
		TOTAL UNITED STATES			23,160,440

		TOTAL EQUITY LINKED NOTES			23,160,440
		(Cost $17,956,745)

SHARES		COMPANY

COMMON STOCKS - 97.9%

ARGENTINA - 3.4%
878,080		BBVA Banco Frances S.A. (ADR)			19,537,280
268,500		Grupo Financiero Galicia S.A. (ADR) (Class B)			17,162,520
676,485	*	Loma Negra Cia Industrial Argentina S.A. (ADR)			14,030,299
		TOTAL ARGENTINA			50,730,099

BRAZIL - 10.8%
3,285,000	*	B2W Companhia Global Do Varejo			27,099,937
2,127,100		Banco do Brasil S.A.			22,283,789
2,214,400		Cia Brasileira de Distribuicao Grupo Pao de Acucar			49,765,846
3,295,200		Cyrela Brazil Realty S.A.			13,074,697
4,526,400		Lojas Americanas S.A.(Preference)			25,776,913
1,547,000	*	Petrobras Distribuidora S.A.			10,139,050
1,676,867		Via Varejo S.A.			14,240,350
		TOTAL BRAZIL			162,380,582
98

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

CHINA - 21.1%
547,254	*	Alibaba Group Holding Ltd (ADR)	$97,706,729
71,900	*	Baidu, Inc (ADR)	18,039,710
66,838,000		Bank of China Ltd	36,281,742
2,048,800	e	Byd Co Ltd	14,323,300
8,978,000	*,†,e,m	China Animal Healthcare Ltd	11,439
4,300,700		China Life Insurance Co Ltd	12,196,604
5,124,000		China Overseas Land & Investment Ltd	17,168,636
14,443,400		CNOOC Ltd	24,434,087
259,300	*	JD.com, Inc (ADR)	9,467,043
4,681,400		Ping An Insurance Group Co of China Ltd	45,743,831
151,600	*	Sina Corp	14,483,864
76		Tencent Holdings Ltd	3,736
590,900		Yum China Holdings, Inc	25,266,884
		TOTAL CHINA	315,127,605

COLOMBIA - 0.8%
1,884,300		Almacenes Exito S.A.	11,377,088
		TOTAL COLOMBIA	11,377,088

HONG KONG - 5.9%
22,290	*,†,m	Asia Pacific Investment Partners Ltd	28
621,536	*,†,m	China Metal Recycling Holdings Ltd	792
2,075,060		Melco Crown Entertainment Ltd (ADR)	64,762,623
21,294,800		Sun Art Retail Group Ltd	23,934,336
		TOTAL HONG KONG	88,697,779

INDIA - 10.5%
1,177,300		Capital First Ltd	11,276,719
4,690,200		ICICI Bank Ltd	19,951,362
4,484,400		ITC Ltd	18,863,066
1,991,700		LIC Housing Finance Ltd	16,230,819
1,018,800	*	Multi Commodity Exchange of India Ltd	11,841,330
2,956,600		Reliance Industries Ltd	42,490,267
3,467,200	*	Tata Motors Ltd	17,526,470
3,438,400		Yes Bank Ltd	18,559,955
		TOTAL INDIA	156,739,988

INDONESIA - 0.8%
15,218,200		PT Matahari Department Store Tbk	11,267,919
		TOTAL INDONESIA	11,267,919

ITALY - 2.7%
7,896,800		Prada S.p.A	40,067,616
		TOTAL ITALY	40,067,616

JAPAN - 1.3%
46,099		Nintendo Co Ltd	19,369,700
		TOTAL JAPAN	19,369,700

KOREA, REPUBLIC OF - 11.8%
60,400		E-Mart Co Ltd	15,204,773
68,500		Hyundai Mobis	15,863,473

99

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

427,400		Kangwon Land, Inc	$11,529,737
16,800		Naver Corp	11,202,951
210,800		Samsung Electro-Mechanics Co Ltd	23,147,262
20,072	m	Samsung Electronics Co Ltd	49,750,592
147,900		Samsung SDI Co Ltd	25,184,365
546,900		Shinhan Financial Group Co Ltd	24,351,631
		TOTAL KOREA, REPUBLIC OF	176,234,784

MEXICO - 1.0%
8,514,500	*	Becle SAB de C.V.	14,422,984
		TOTAL MEXICO	14,422,984

PERU - 1.2%
1,086,259		Cia de Minas Buenaventura S.A. (ADR) (Series B)	17,325,831
		TOTAL PERU	17,325,831

PHILIPPINES - 1.4%
37,343,600	*	Alliance Global Group, Inc	9,405,816
88,606,300	*	Melco Resorts And Entertainment Philippines Corp	11,714,410
		TOTAL PHILIPPINES	21,120,226

PORTUGAL - 0.6%
501,700		Jeronimo Martins SGPS S.A.	8,798,308
		TOTAL PORTUGAL	8,798,308

RUSSIA - 1.7%
764,757		Sberbank of Russian Federation (ADR)	11,307,890
491,100	*	X 5 Retail Group NV (GDR)	13,975,272
		TOTAL RUSSIA	25,283,162

SINGAPORE - 1.2%
1,742,200	*	Sea Ltd (ADR)	18,275,678
		TOTAL SINGAPORE	18,275,678

SOUTH AFRICA - 6.8%
1,271,000		Barclays Africa Group Ltd	18,658,668
275,217		Naspers Ltd (N Shares)	67,048,238
3,224,100		Woolworths Holdings Ltd	16,569,082
		TOTAL SOUTH AFRICA	102,275,988

SRI LANKA - 0.8%
11,956,700		John Keells Holdings plc	12,472,271
		TOTAL SRI LANKA	12,472,271

TAIWAN - 6.6%
7,617,500		ASE Industrial Holding Co Ltd	20,674,471
2,537,000		Bizlink Holdings Inc	18,734,247
13,923,400		Fubon Financial Holding Co Ltd	23,820,944
3,149,500		MediaTek, Inc	35,821,166
		TOTAL TAIWAN	99,050,828

100

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY			VALUE

THAILAND - 0.9%
3,210,400		Siam Commercial Bank PCL (ADR)			$13,297,887
		TOTAL THAILAND			13,297,887

TURKEY - 1.1%
4,825,400		Turkcell Iletisim Hizmet AS			16,614,700
		TOTAL TURKEY			16,614,700

UNITED ARAB EMIRATES - 1.0%
9,136,200		Emaar Properties PJSC			14,401,427
		TOTAL UNITED ARAB EMIRATES			14,401,427

UNITED STATES - 0.0%
22,290	*,†,m	Mongolian Metals Corporation			0
		TOTAL UNITED STATES			0

URUGUAY - 4.5%
7,387,596	a	Arcos Dorados Holdings, Inc			67,227,124
		TOTAL URUGUAY			67,227,124

		TOTAL COMMON STOCKS			1,462,559,574
		(Cost $1,330,689,582)

PREFERRED STOCKS - 0.0%

PHILIPPINES - 0.0%
1,721,900	*,†,m	Ayala Land, Inc			3,327
		TOTAL PHILIPPINES			3,327

		TOTAL PREFERRED STOCKS			3,327
		(Cost $4,057)

PURCHASED OPTIONS - 0.0%

UNITED STATES - 0.0%
730,000		Tencent Holdings Ltd			338,431
		TOTAL UNITED STATES			338,431

		TOTAL PURCHASED OPTIONS			338,431
		(Cost $666,270)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.3%

GOVERNMENT AGENCY DEBT - 0.5%
$7,300,000		Federal Home Loan Bank (FHLB)	1.580%	05/01/18	7,300,000
		TOTAL GOVERNMENT AGENCY DEBT			7,300,000

TREASURY DEBT - 1.0%
14,875,000		United States Treasury Bill	1.611-1.634	05/03/18	14,873,707
		TOTAL TREASURY DEBT			14,873,707

101

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
13,216,475	c	State Street Navigator Securities Lending Government Money Market Portfolio	$13,216,475
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	13,216,475

		TOTAL SHORT-TERM INVESTMENTS	35,390,182
		(Cost $35,390,130)
		TOTAL INVESTMENTS - 101.7%	1,521,452,007
		(Cost $1,385,240,784)
		OTHER ASSETS & LIABILITIES, NET - (1.7)%	(25,956,987)
		NET ASSETS - 100.0%	$1,495,495,020

Abbreviation(s):
ADR American Depository Receipt
GDR Global Depository Receipt

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $11,492,468.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.

Over the counter purchased options outstanding as of April 30, 2018 were as follows (See Note 3):

Description/underlying investment	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Tencent Holdings Ltd, Call	Citigroup NA New York	7,300	$666,270	$410.00	5/30/18	$338,431
102

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2018

		% OF
SECTOR	VALUE	NET ASSETS
CONSUMER DISCRETIONARY	$462,964,865	31.0%
FINANCIALS	345,663,494	23.1
INFORMATION TECHNOLOGY	333,998,657	22.3
CONSUMER STAPLES	156,341,671	10.5
ENERGY	66,924,354	4.5
INDUSTRIALS	40,612,334	2.7
REAL ESTATE	31,573,389	2.1
MATERIALS	31,356,922	2.1
TELECOMMUNICATION SERVICES	16,614,700	1.1
HEALTH CARE	11,439	0.0
SHORT-TERM INVESTMENTS	35,390,182	2.3
OTHER ASSETS & LIABILITIES, NET	(25,956,987)	(1.7)

NET ASSETS	$1,495,495,020	100.0%
103

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS

ENHANCED INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.6%

AUSTRALIA - 5.9%
302,734		AGL Energy Ltd	$4,933,790
671,245		Aristocrat Leisure Ltd	13,465,560
131,521		BHP Billiton Ltd	3,068,286
315,429		BlueScope Steel Ltd	3,876,448
301,820		Caltex Australia Ltd	7,018,751
57,048		CIMIC Group Ltd	1,941,272
10,195		Cochlear Ltd	1,483,674
169,564		Commonwealth Bank of Australia	9,130,076
47,973		Crown Resorts Ltd	465,622
39,817		CSL Ltd	5,100,121
227,213		Macquarie Group Ltd	18,503,829
64,808		Ramsay Health Care Ltd	3,150,684
2,376,655		South32 Ltd	6,595,267
2,576,808		Stockland Trust Group	8,009,771
1,876,395		Telstra Corp Ltd	4,461,358
28	e	TPG Telecom Ltd	117
620,519		Westpac Banking Corp	13,329,022
465,382		Woolworths Ltd	9,733,825
		TOTAL AUSTRALIA	114,267,473

AUSTRIA - 0.5%
145,714		OMV AG.	9,024,801
19,328		Voestalpine AG.	1,019,691
		TOTAL AUSTRIA	10,044,492

BELGIUM - 1.0%
5,046	e	Anheuser-Busch InBev S.A.	501,237
205,445		KBC Groep NV	17,861,387
		TOTAL BELGIUM	18,362,624

CHINA - 0.0%
289,200		Yangzijiang Shipbuilding	252,542
		TOTAL CHINA	252,542

DENMARK - 1.3%
2,307		H Lundbeck AS	133,648
239,484		Novo Nordisk AS	11,262,433
208,797	g	Orsted AS	13,746,268
		TOTAL DENMARK	25,142,349

FINLAND - 1.5%
94,470		Elisa Oyj (Series A)	4,175,805
37,294		Neste Oil Oyj	3,140,398
104

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

581,115		UPM-Kymmene Oyj	$20,735,111
		TOTAL FINLAND	28,051,314

FRANCE - 10.4%
85,620		Atos Origin S.A.	11,558,700
761,492	e	AXA S.A.	21,777,631
336,470		BNP Paribas	25,975,234
131,348		Cap Gemini S.A.	18,068,983
3,251		Dassault Aviation S.A.	6,481,983
333,176		Edenred	11,478,065
82,936		Eiffage S.A.	9,872,002
187,296		Faurecia	15,294,378
945		Hermes International	611,075
45,921		LVMH Moet Hennessy Louis Vuitton S.A.	15,981,050
1,387,325		Natixis	11,394,018
677,883	e	Peugeot S.A.	16,691,904
323,842	e	Sanofi-Aventis	25,603,681
161,408		Total S.A.	10,144,765
2,672	e	Vinci S.A.	267,156
		TOTAL FRANCE	201,200,625

GERMANY - 9.0%
120,007		Allianz AG.	28,384,512
144,026		BASF SE	14,984,956
98,326		Bayer AG.	11,751,880
28,776		Continental AG.	7,664,046
193,072	g	Covestro AG.	17,543,453
158,578		Daimler AG. (Registered)	12,467,093
264,963		Deutsche Annington Immobilien SE	13,275,922
523,305		Deutsche Lufthansa AG.	15,209,970
9,324		Henkel KGaA	1,109,962
33,610		Hochtief AG.	6,132,730
170,160		ProSiebenSat. Media AG.	6,173,073
37,416		SAP AG.	4,157,126
22,752		Siemens AG.	2,889,387
27,298		TUI AG. (DI)	617,315
169,535		United Internet AG.	10,958,333
80,230		Volkswagen AG.	16,334,761
29,942		Wirecard AG.	4,051,182
		TOTAL GERMANY	173,705,701

HONG KONG - 3.7%
2,065,575		AIA Group Ltd	18,460,452
92,800		ASM Pacific Technology	1,271,669
174,500		CK Asset Holdings Ltd	1,506,452
791,340		CK Hutchison Holdings Ltd	9,357,482
450,000		CLP Holdings Ltd	4,672,834
97,800		Hang Seng Bank Ltd	2,477,265
60,000		Henderson Land Development Co Ltd	380,433
56,564		Hong Kong Exchanges and Clearing Ltd	1,832,364
122,200		Jardine Matheson Holdings Ltd	7,399,662
732,500		Kerry Properties Ltd	3,501,731
148,000		Sun Hung Kai Properties Ltd	2,383,456
105

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

253,400		Swire Properties Ltd	$899,440
1,637,000	g	WH Group Ltd	1,694,745
3,319,000		Wharf Holdings Ltd	11,041,832
515,000		Wheelock & Co Ltd	3,820,893
		TOTAL HONG KONG	70,700,710

IRELAND - 0.3%
97,053		AIB Group plc	579,208
37,536	*	Bank of Ireland Group plc	336,751
40,155	*	Ryanair Holdings plc (ADR)	4,415,845
		TOTAL IRELAND	5,331,804

ISRAEL - 0.6%
1,882,354		Bank Leumi Le-Israel	11,105,228
		TOTAL ISRAEL	11,105,228

ITALY - 2.5%
2,362,793		Banca Intesa S.p.A. RSP	9,355,136
1,810,114		Enel S.p.A.	11,482,857
6,429,999		Telecom Italia RSP	5,522,224
300,157		Terna Rete Elettrica Nazionale S.p.A.	1,801,519
914,414		UniCredit S.p.A.	19,824,416
		TOTAL ITALY	47,986,152

JAPAN - 23.8%
84,000		Aisin Seiki Co Ltd	4,550,691
101,600		Asahi Breweries Ltd	5,139,510
120,900		Asahi Glass Co Ltd	5,017,492
842,800		Asahi Kasei Corp	11,588,693
1,885,500		Ashikaga Holdings Co Ltd	7,318,421
313,900		Astellas Pharma, Inc	4,591,175
220,800		Brother Industries Ltd	4,736,067
448,300		Canon, Inc	15,421,149
54,600		Central Japan Railway Co	10,940,989
9,200		Chubu Electric Power Co, Inc	144,237
905,400		Dai-ichi Mutual Life Insurance Co	17,974,495
398,300		Daiwa House Industry Co Ltd	14,562,344
1,779,000		Daiwa Securities Group, Inc	10,913,338
53,000		Denso Corp	2,787,103
2,100		Fast Retailing Co Ltd	921,932
130,000		Fuji Electric Holdings Co Ltd	927,202
81,200		Hitachi Construction Machinery Co Ltd	2,950,925
179,000		Hitachi Ltd	1,306,442
98,700		Honda Motor Co Ltd	3,393,892
5,700		Idemitsu Kosan Co Ltd	222,676
322,500		Japan Airlines Co Ltd	12,727,286
75,900		Japan Tobacco, Inc	2,040,283
129,900		JTEKT Corp	2,101,800
807,400		JX Holdings, Inc	5,263,249
1,381,000		Kajima Corp	13,304,670
236,800		Kansai Electric Power Co, Inc	3,313,249
17,100		Kao Corp	1,229,251
212,000		KDDI Corp	5,690,842
106

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

8,100		Keyence Corp	$4,939,212
661,400		Kirin Brewery Co Ltd	18,564,843
106,000		Koito Manufacturing Co Ltd	7,093,943
226,900		Komatsu Ltd	7,734,728
205,835		Kyushu Electric Power Co, Inc	2,550,300
190,700		Kyushu Railway Co	6,102,972
89,400		M3, Inc	3,369,113
337,000		Minebea Co Ltd	6,740,269
985,400		Mitsubishi Chemical Holdings Corp	9,321,492
530,985		Mitsubishi Corp	14,642,203
235,625		Mitsubishi Gas Chemical Co, Inc	5,521,979
132,800		Mitsubishi UFJ Financial Group, Inc	889,938
230,500		Mitsui & Co Ltd	4,154,342
71,300		Mitsui Chemicals, Inc	2,043,898
17,800		Nintendo Co Ltd	7,479,135
96		Nippon ProLogis REIT, Inc	202,326
288,400		Nippon Telegraph & Telephone Corp	13,686,066
71,200		NKSJ Holdings, Inc	2,981,151
1,084,600		Nomura Holdings, Inc	6,246,810
62,200		NSK Ltd	832,340
69,172		NTT DoCoMo, Inc	1,786,990
216,100		Olympus Corp	8,058,484
418,500		Osaka Securities Exchange Co Ltd	7,750,231
28,176		Pola Orbis Holdings, Inc	1,229,307
120,800		SBI Holdings, Inc	3,046,007
150,700		Shionogi & Co Ltd	7,744,729
8,200		Shiseido Co Ltd	532,024
37,200		Shoei Co Ltd	400,288
23,800		Softbank Corp	1,818,527
439,500		Sony Corp	20,527,330
184,100		Sumitomo Corp	3,304,694
423,300	e	Sumitomo Dainippon Pharma Co Ltd	7,698,473
58,000		Sumitomo Realty & Development Co Ltd	2,303,946
286,791		Suzuki Motor Corp	15,414,394
14,200		T&D Holdings, Inc	241,173
110,300		TDK Corp	9,506,625
13,500		Terumo Corp	763,841
8,200		THK Co Ltd	285,796
202,000		Tohoku Electric Power Co, Inc	2,608,715
79,200		Tokyo Electron Ltd	15,210,591
66,500		Tokyu Fudosan Holdings Corp	523,321
839,000	*	Toshiba Corp	2,248,591
450,676		Toyota Motor Corp	29,551,882
144,300		Toyota Tsusho Corp	5,174,090
213,900		Yamaha Motor Co Ltd	6,839,327
342,600		Yamazaki Baking Co Ltd	7,502,023
		TOTAL JAPAN	458,247,862

LUXEMBOURG - 0.1%
32,138	*	ArcelorMittal	1,089,274
		TOTAL LUXEMBOURG	1,089,274
107

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

NETHERLANDS - 5.0%
41,492	*,e	Altice NV (Class A)	$397,121
22,393	e	ASML Holding NV	4,263,263
7,461		DSM NV	771,115
84,305		EXOR NV	6,245,624
67,947		Heineken Holding NV	6,897,333
775,415		Koninklijke Ahold Delhaize NV	18,706,480
50,048	*	NXP Semiconductors NV	5,250,035
242,027		Randstad Holdings NV	15,577,657
597,388		Royal Dutch Shell plc (A Shares)	20,783,841
488,848		Royal Dutch Shell plc (B Shares)	17,451,301
		TOTAL NETHERLANDS	96,343,770

NEW ZEALAND - 0.1%
195,811		Ryman Healthcare Ltd	1,457,414
443,293		Telecom Corp of New Zealand Ltd	1,076,507
		TOTAL NEW ZEALAND	2,533,921

NORWAY - 1.0%
385,557		Orkla ASA	3,568,403
735,718		Telenor ASA	16,284,307
		TOTAL NORWAY	19,852,710

PORTUGAL - 0.3%
308,038		Jeronimo Martins SGPS S.A.	5,402,059
		TOTAL PORTUGAL	5,402,059

SINGAPORE - 1.2%
170,436		DBS Group Holdings Ltd	3,932,314
411,100		Oversea-Chinese Banking Corp	4,246,080
668,100		United Overseas Bank Ltd	15,128,596
82,400		Wilmar International Ltd	201,586
		TOTAL SINGAPORE	23,508,576

SPAIN - 2.9%
57,944	g	Aena S.A.	11,943,913
25,913		Amadeus IT Holding S.A.	1,890,607
2,509,064	e	Banco Santander S.A.	16,210,865
264,098		Endesa S.A.	6,158,815
995,451		Repsol YPF S.A.	18,995,995
		TOTAL SPAIN	55,200,195

SWEDEN - 2.8%
123,464		Atlas Copco AB (A Shares)	4,828,223
260,936		Boliden AB	9,041,336
95,759		Electrolux AB (Series B)	2,520,057
168,920	e	ICA Gruppen AB	5,245,029
823,271	e	Sandvik AB	14,037,120
91,431		Swedish Match AB	4,101,613
876,874		Volvo AB (B Shares)	14,859,831
		TOTAL SWEDEN	54,633,209
108

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

SWITZERLAND - 7.4%
71,376		Adecco S.A.	$4,726,889
176		Barry Callebaut AG.	315,969
88,384		Coca-Cola HBC AG.	2,960,936
28,057		Julius Baer Group Ltd	1,665,136
1,572	*	Lindt & Spruengli AG.	10,104,889
450,067		Nestle S.A.	34,866,725
463,017		Novartis AG.	35,640,406
12,887		Partners Group	9,399,392
123,839		Roche Holding AG.	27,515,460
12,086		Swatch Group AG.	5,803,424
8,612	e	Swisscom AG.	4,130,594
79,686		Wolseley plc	6,099,727
		TOTAL SWITZERLAND	143,229,547

UNITED KINGDOM - 16.4%
95,926		3i Group plc	1,238,228
524,091	e	Anglo American plc (London)	12,331,468
615,441		Ashtead Group plc	17,092,478
313,512		AstraZeneca plc (ADR)	11,139,081
28,049	g	Auto Trader Group plc	136,293
1,096,203		Barratt Developments plc	8,405,744
403,893		BP plc (ADR)	18,009,589
553,251		British American Tobacco plc	30,344,422
485,568		BT Group plc	1,666,634
68,662		Diageo plc	2,449,493
135,278	*	Fiat DaimlerChrysler Automobiles NV	3,005,711
215,263		GlaxoSmithKline plc	4,317,564
1,575,360		HSBC Holdings plc	15,684,248
1,084,251		International Consolidated Airlines Group S.A.	9,356,319
4,799,474		Legal & General Group plc	17,775,983
24,700,050		Lloyds TSB Group plc	21,907,631
172,062		National Grid plc	1,990,747
673,882		Old Mutual plc	2,321,569
401,685		Persimmon plc	15,005,107
348,850		Prudential plc	8,970,337
165,316		Rio Tinto Ltd	9,838,642
430,652		Rio Tinto plc	23,473,071
259,710		Sage Group plc	2,258,869
128,654		Schroders plc	5,820,375
468,493		Scottish & Southern Energy plc	8,891,334
458,906		Segro plc	4,072,217
188,945		Sky plc	3,584,954
888,086		Smith & Nephew plc	17,007,765
4,304,552		Tesco plc	13,942,168
119,562		Unilever NV	6,854,318
110,613		Unilever plc	6,204,508
385,723		Vodafone Group plc (ADR)	11,344,113
		TOTAL UNITED KINGDOM	316,440,980

UNITED STATES - 0.9%
250,000		iShares MSCI EAFE Index Fund	17,685,000
		TOTAL UNITED STATES	17,685,000

		TOTAL COMMON STOCKS (Cost $1,694,308,706)	1,900,318,117
109

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 5.4%

GOVERNMENT AGENCY DEBT - 0.6%
$11,300,000		Federal Home Loan Bank (FHLB)	1.580%	05/01/18	$11,300,000
		TOTAL GOVERNMENT AGENCY DEBT			11,300,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.8%
93,162,405	c	State Street Navigator Securities Lending Government Money Market Portfolio			93,162,405
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			93,162,405

		TOTAL SHORT-TERM INVESTMENTS			104,462,405
		(Cost $104,462,405)
		TOTAL INVESTMENTS - 104.0% (Cost $1,798,771,111)			2,004,780,522
		OTHER ASSETS & LIABILITIES, NET - (4.0)%			(77,799,532)
		NET ASSETS - 100.0%			$1,926,980,990

Abbreviation(s):
ADR American Depository Receipt
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $88,258,470.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2018, the aggregate value of these securities amounted to $45,064,672 or 2.3% of net assets.
110

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS

ENHANCED INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2018

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$415,919,470	21.5%
INDUSTRIALS	273,410,640	14.2
CONSUMER DISCRETIONARY	235,568,490	12.2
CONSUMER STAPLES	201,442,941	10.5
HEALTH CARE	187,789,625	9.8
MATERIALS	152,844,179	7.9
INFORMATION TECHNOLOGY	122,464,283	6.4
ENERGY	110,055,366	5.7
TELECOMMUNICATION SERVICES	71,644,086	3.7
REAL ESTATE	66,884,372	3.5
UTILITIES	62,294,665	3.2
SHORT-TERM INVESTMENTS	104,462,405	5.4
OTHER ASSETS & LIABILITIES, NET	(77,799,532)	(4.0)

NET ASSETS	$1,926,980,990	100.0%

111

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.8%

ARGENTINA - 1.4%
198,673		Grupo Financiero Galicia S.A. (ADR) (Class B)	$12,699,178
1,640,523		Grupo Supervielle S.A. (ADR)	45,836,212
584,613	*	Loma Negra Cia Industrial Argentina S.A. (ADR)	12,124,874
		TOTAL ARGENTINA	70,660,264

AUSTRIA - 0.8%
1,693,731		Wienerberger AG.	42,678,457
		TOTAL AUSTRIA	42,678,457

CHINA - 0.7%
92,676	*	Alibaba Group Holding Ltd (ADR)	16,546,373
390,628		Tencent Holdings Ltd	19,204,399
		TOTAL CHINA	35,750,772

DENMARK - 0.7%
447,877		DSV AS	35,469,943
		TOTAL DENMARK	35,469,943

FRANCE - 19.0%
4,742,235		Accor S.A.	268,039,945
95,285		Airbus SE	11,184,847
2,555,252	*,e,g	ALD S.A.	43,135,489
4,146,685		Credit Agricole S.A.	68,284,911
19,016		Essilor International S.A.	2,597,370
278,869		Kering	161,324,563
744,926		Nexity	46,580,384
1,766,977		Schneider Electric S.A.	160,166,530
1,131,895		Valeo S.A.	75,677,606
1,278,983	e	Vinci S.A.	127,877,380
		TOTAL FRANCE	964,869,025

GERMANY - 18.7%
1,148,541		Bayerische Motoren Werke AG.	127,696,952
310,956		Continental AG.	82,818,355
2,221,181		Daimler AG. (Registered)	174,624,918
1,763,249		Lanxess AG.	130,611,422
1,301,726	*	Linde AG. (Tender)	288,378,216
6,351,498		TUI AG. (DI)	143,632,275
		TOTAL GERMANY	947,762,138

HONG KONG - 1.3%
2,076,710		Melco Crown Entertainment Ltd (ADR)	64,814,119
		TOTAL HONG KONG	64,814,119
112

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

INDIA - 8.7%
3,096,550		Asian Paints Ltd	$55,617,146
150,916		Eicher Motors Ltd	70,184,384
2,826,496		HDFC Bank Ltd	82,021,958
5,450,317		Housing Development Finance Corp	153,489,568
2,796,705		IndusInd Bank Ltd	79,185,228
		TOTAL INDIA	440,498,284

ITALY - 8.5%
7,137,882		Mediobanca S.p.A.	86,493,402
1,459,761		Moncler S.p.A	65,794,165
10,219,745		Prada S.p.A	51,854,020
10,524,978		UniCredit S.p.A.	228,180,614
		TOTAL ITALY	432,322,201

JAPAN - 17.4%
553,914		Dentsu, Inc	26,240,424
12,155,895		Hitachi Ltd	88,720,484
2,189,815		Ishikawajima-Harima Heavy Industries Co Ltd	71,576,676
9,919,592		JX Holdings, Inc	64,663,467
2,793,377		Komatsu Ltd	95,222,611
1,160,573		Konami Corp	56,994,735
66,400		Murata Manufacturing Co Ltd	8,382,756
182,436		Nintendo Co Ltd	76,655,255
719,288		Shin-Etsu Chemical Co Ltd	72,180,302
3,434,065		Sony Corp	160,391,775
2,494,600		Toyota Motor Corp	163,576,769
		TOTAL JAPAN	884,605,254

KOREA, REPUBLIC OF - 0.3%
91,658		Samsung SDI Co Ltd	15,607,495
		TOTAL KOREA, REPUBLIC OF	15,607,495

NETHERLANDS - 0.3%
160,737		Heineken NV	16,921,641
		TOTAL NETHERLANDS	16,921,641

RUSSIA - 0.4%
1,291,596		Sberbank of Russian Federation (ADR)	19,097,865
		TOTAL RUSSIA	19,097,865

SWEDEN - 1.1%
2,041,997		Electrolux AB (Series B)	53,738,547
		TOTAL SWEDEN	53,738,547

SWITZERLAND - 5.8%
31,075		Burckhardt Compression Holding AG.	10,083,633
13,843,966		Credit Suisse Group	233,495,516
24,437		Geberit AG.	10,428,050
256,182	e	Vifor Pharma AG.	40,428,400
		TOTAL SWITZERLAND	294,435,599
113

TIAA-CREF FUNDS - International Equity Fund

SHARES	COMPANY	VALUE

UNITED KINGDOM - 13.7%
7,941,541	CNH Industrial NV	$97,717,064
832,306	Experian Group Ltd	19,069,936
233,908,745	Lloyds TSB Group plc	207,464,619
734,014	Reckitt Benckiser Group plc	57,581,915
47,345,161	Tesco plc	153,347,938
6,482,741	Travis Perkins plc	112,888,691
2,752,595	WPP plc	47,234,864
	TOTAL UNITED KINGDOM	695,305,027

	TOTAL COMMON STOCKS	5,014,536,631
	(Cost $4,288,016,736)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 4.0%

GOVERNMENT AGENCY DEBT - 0.7%
$34,350,000		Federal Home Loan Bank (FHLB)	1.580%	05/01/18	34,350,000
		TOTAL GOVERNMENT AGENCY DEBT			34,350,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.3%
169,362,737	c	State Street Navigator Securities Lending Government Money Market Portfolio			169,362,737
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			169,362,737

		TOTAL SHORT-TERM INVESTMENTS			203,712,737
		(Cost $203,712,737)
		TOTAL INVESTMENTS - 102.8%			5,218,249,368
		(Cost $4,491,729,473)
		OTHER ASSETS & LIABILITIES, NET - (2.8)%			(142,050,679)
		NET ASSETS - 100.0%			$5,076,198,689

Abbreviation(s):
ADR American Depository Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $161,894,437.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2018, the aggregate value of these securities amounted to $43,135,489 or 0.8% of net assets.
114

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2018

		% OF
SECTOR	VALUE	NET ASSETS
CONSUMER DISCRETIONARY	$1,667,459,298	32.7%
FINANCIALS	1,216,249,071	24.0
INDUSTRIALS	865,005,236	17.0
MATERIALS	601,590,416	11.9
INFORMATION TECHNOLOGY	282,111,496	5.6
CONSUMER STAPLES	227,851,493	4.5
ENERGY	64,663,467	1.3
REAL ESTATE	46,580,384	0.9
HEALTH CARE	43,025,770	0.9
SHORT-TERM INVESTMENTS	203,712,737	4.0
OTHER ASSETS & LIABILITIES, NET	(142,050,679)	(2.8)

NET ASSETS	$5,076,198,689	100.0%
115

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 94.1%

AUSTRALIA - 2.7%
1,051,400	*,e	Afterpay Touch Group Ltd	$4,676,965
785,401		Australia & New Zealand Banking Group Ltd	15,788,276
934,508		BHP Billiton Ltd	21,801,369
		TOTAL AUSTRALIA	42,266,610

AUSTRIA - 1.0%
187,272		ams AG.	15,445,619
		TOTAL AUSTRIA	15,445,619

BRAZIL - 4.7%
1,469,637		Banco Itau Holding Financeira S.A.	21,399,345
2,635,900		Localiza Rent A Car	20,985,171
424,857	*	Pagseguro Digital Ltd	14,117,998
1,897,600		Via Varejo S.A.	16,114,866
		TOTAL BRAZIL	72,617,380

CANADA - 8.2%
405,366		Alimentation Couche Tard, Inc	17,525,501
230,600	e	Bank of Montreal	17,512,992
1,009,191		Cenovus Energy, Inc (Toronto)	10,108,023
252,165		Dollarama, Inc	29,027,600
130,400	*	Shopify, Inc (Class A) (Toronto)	17,469,609
382,104	*,g	Spin Master Corp	14,293,746
541,721		Suncor Energy, Inc	20,716,150
		TOTAL CANADA	126,653,621

CHINA - 6.0%
14,247,400	*,†,e,m	China Animal Healthcare Ltd	18,153
11,299,500		China Everbright International Ltd	15,849,293
3,006,900	*,e,g	Meitu, Inc	3,170,983
1,226,600		Sunny Optical Technology Group Co Ltd	20,015,202
744,000		Tencent Holdings Ltd	36,577,185
412,400		Yum China Holdings, Inc	17,634,224
		TOTAL CHINA	93,265,040

DENMARK - 1.5%
510,300		Novo Nordisk AS	23,998,345
		TOTAL DENMARK	23,998,345

FINLAND - 1.6%
1,324,969		Outokumpu Oyj	8,574,910
296,996		Sampo Oyj (A Shares)	16,062,031
		TOTAL FINLAND	24,636,941
116

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

FRANCE - 3.4%
72,612	e	L’Oreal S.A.	$17,484,217
135,639	*	Teleperformance	21,797,502
211,204		Valeo S.A.	14,120,933
		TOTAL FRANCE	53,402,652

GERMANY - 4.9%
144,082		Beiersdorf AG.	16,301,176
162,151		Fresenius Medical Care AG.	16,453,586
108,757	*	Linde AG. (Tender)	24,093,511
145,300		Wirecard AG.	19,659,235
		TOTAL GERMANY	76,507,508

HONG KONG - 2.9%
2,685,000		AIA Group Ltd	23,996,375
654,902		Melco Crown Entertainment Ltd (ADR)	20,439,491
		TOTAL HONG KONG	44,435,866

INDIA - 0.9%
679,060		Container Corp Of India Ltd	13,227,903
		TOTAL INDIA	13,227,903

INDONESIA - 1.0%
68,313,000		Bank Rakyat Indonesia	15,750,821
		TOTAL INDONESIA	15,750,821

IRELAND - 3.6%
491,610		CRH plc	17,457,757
706,986		Keywords Studios plc	17,694,725
484,389		Smurfit Kappa Group plc	20,648,536
		TOTAL IRELAND	55,801,018

ITALY - 3.0%
597,689		Moncler S.p.A	26,938,964
423,963	*	Yoox S.p.A	19,398,229
		TOTAL ITALY	46,337,193

JAPAN - 14.5%
196,500		en-japan, Inc	9,185,990
187,700	e	GMO Payment Gateway, Inc	18,574,885
1,753,200	e	Infomart Corp	15,950,903
629,200		Kubota Corp	10,608,635
217,300	e	Megachips Corp	6,969,824
563,100	e	MonotaRO Co Ltd	19,627,470
42,700		Nintendo Co Ltd	17,941,521
2,329,200		Nomura Holdings, Inc	13,415,147
879,600		ORIX Corp	15,427,170
354,000		Paltac Corp	17,718,593
318,402	e	Seria Co Ltd	15,603,109
156,499	*,e	SHIFT, Inc	7,229,553
404,200		SMS Co Ltd	15,303,434
117

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

104,300		Sysmex Corp	$9,213,576
237,100		TechnoPro Holdings, Inc	13,795,011
736,500	*,e	Tokyo Base Co Ltd	7,426,690
125,157	e	Wash House Co Ltd	2,308,192
487,400	e	Yume No Machi Souzou Iinkai Co Ltd	8,438,235
		TOTAL JAPAN	224,737,938

NETHERLANDS - 2.6%
107,047	e	ASML Holding NV	20,380,006
1,165,720	e	ING Groep NV	19,642,977
		TOTAL NETHERLANDS	40,022,983

NORWAY - 4.9%
815,986		Aker BP ASA	26,763,978
944,257	e	DNB NOR Holding ASA	17,658,869
790,055		Statoil ASA	20,203,841
340,210		TGS Nopec Geophysical Co ASA	10,728,152
		TOTAL NORWAY	75,354,840

PHILIPPINES - 1.6%
5,703,054		Banco de Oro Universal Bank	14,465,465
6,009,020		Robinsons Retail Holdings, Inc	10,555,825
		TOTAL PHILIPPINES	25,021,290

PORTUGAL - 1.0%
896,996		Jeronimo Martins SGPS S.A.	15,730,609
		TOTAL PORTUGAL	15,730,609

SPAIN - 1.3%
279,399		Amadeus IT Holding S.A.	20,384,892
142,139	*,†,e,m	Let’s GOWEX S.A.	8,466
		TOTAL SPAIN	20,393,358

SWEDEN - 3.3%
416,726		Boliden AB	14,439,402
411,035		Hexagon AB (B Shares)	23,732,702
500,800	e	Intrum Justitia AB	13,289,633
		TOTAL SWEDEN	51,461,737

SWITZERLAND - 2.4%
81,367		Lonza Group AG.	19,880,548
222,935		Novartis AG.	17,160,264
		TOTAL SWITZERLAND	37,040,812

TAIWAN - 1.4%
912,500		Dadi Early-Childhood Education Group Ltd	7,231,976
1,781,949		Hota Industrial Manufacturing Co Ltd	7,833,049
778,000		Nien Made Enterprise Co Ltd	6,910,613
		TOTAL TAIWAN	21,975,638

UNITED KINGDOM - 14.6%
1,191,980		Ashtead Group plc	33,104,541
118

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

189,272	*	ASOS plc	$15,160,024
2,404,119		Beazley plc	19,527,027
5,398,288	*	boohoo.com plc	13,607,647
1,270,400		CNH Industrial NV	15,631,696
419,500		Dechra Pharmaceuticals plc	15,756,598
1,907,986		Electrocomponents plc	15,950,624
543,423		Fevertree Drinks plc	21,121,811
1,517,394	*	Just Eat plc	16,154,009
3,142,585	*,e	Purplebricks Group plc	14,969,326
208,735		Rightmove plc	13,090,653
5,592,178		Taylor Wimpey plc	14,727,197
2,088,815		Vesuvius plc	16,868,926
		TOTAL UNITED KINGDOM	225,670,079

UNITED STATES - 1.1%
832,500		Burford Capital Ltd	16,434,654
		TOTAL UNITED STATES	16,434,654

		TOTAL COMMON STOCKS	1,458,190,455
		(Cost $1,035,157,130)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 17.8%

GOVERNMENT AGENCY DEBT - 1.8%
$27,150,000		Federal Home Loan Bank (FHLB)	1.580%	05/01/18	27,150,000
		TOTAL GOVERNMENT AGENCY DEBT			27,150,000

TREASURY DEBT - 3.4%
21,850,000		United States Treasury Bill	1.603	05/10/18	21,841,615
17,760,000		United States Treasury Bill	1.638	05/17/18	17,747,430
14,135,000		United States Treasury Bill	1.597	05/24/18	14,120,573
		TOTAL TREASURY DEBT			53,709,618

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 12.6%
195,042,464	c	State Street Navigator Securities Lending Government Money Market Portfolio			195,042,464
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			195,042,464

		TOTAL SHORT-TERM INVESTMENTS			275,902,082
		(Cost $275,901,398)
		TOTAL INVESTMENTS - 111.9%			1,734,092,537
		(Cost $1,311,058,528)
		OTHER ASSETS & LIABILITIES, NET - (11.9)%			(184,809,785)
		NET ASSETS - 100.0%			$1,549,282,752
119

TIAA-CREF FUNDS - International Opportunities Fund

Abbreviation(s):
ADR American Depository Receipt

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $182,744,276.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2018, the aggregate value of these securities amounted to $17,464,729 or 1.1% of net assets.
m	Indicates a security that has been deemed illiquid.
120

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2018

		% OF
SECTOR	VALUE	NET ASSETS
INFORMATION TECHNOLOGY	$340,490,527	21.8%
CONSUMER DISCRETIONARY	274,933,378	17.8
FINANCIALS	227,081,149	14.7
INDUSTRIALS	203,971,772	13.2
MATERIALS	107,015,484	6.9
HEALTH CARE	102,481,070	6.6
CONSUMER STAPLES	98,719,139	6.4
ENERGY	88,520,144	5.7
REAL ESTATE	14,969,326	1.0
TELECOMMUNICATION SERVICES	8,466	0.0
SHORT-TERM INVESTMENTS	275,902,082	17.8
OTHER ASSETS & LIABILITIES, NET	(184,809,785)	(11.9)

NET ASSETS	$1,549,282,752	100.0%
121

TIAA-CREF FUNDS - International Small-Cap Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2018

SHARES	COMPANY	VALUE

COMMON STOCKS - 97.1%

AUSTRALIA - 4.0%
886,644	Abacus Property Group	$2,405,674
239,000	Ansell Ltd	4,669,568
1,839,000	Australian Pharmaceutical Industries Ltd	1,867,411
4,067,714	Beach Petroleum Ltd	4,797,466
15,297	Cedar Woods Properties Ltd	70,480
534,000	CSR Ltd	2,253,152
922,800	Downer EDI Ltd	4,749,445
561,000	GDI Property Group	527,335
993,000	ING Office Fund	3,270,881
3,486,000	Metcash Ltd	9,409,095
400,000	Northern Star Resources Ltd	1,908,990
1,168,890	Shopping Centres Australasia Property Group	2,087,538
606,589	Tassal Group Ltd	1,767,143
	TOTAL AUSTRALIA	39,784,178

AUSTRIA - 0.9%
15,000	ams AG.	1,237,154
96,000	CA Immobilien Anlagen AG.	3,331,816
45,000	POLYTEC Holding AG.	809,898
72,000	Sparkassen Immobilien AG.	1,425,933
216,000	Uniqa Versicherungen AG.	2,586,465
	TOTAL AUSTRIA	9,391,266

BELGIUM - 0.7%
25,000	bpost S.A.	548,552
55,000	KBC Ancora	3,322,452
22,000	Warehouses De Pauw SCA	2,705,946
	TOTAL BELGIUM	6,576,950

BRAZIL - 1.4%
279,232	Banco ABC Brasil S.A.	1,495,316
175,000	Banco do Estado do Rio Grande do Sul	1,003,582
82,000	CVC Brasil Operadora e Agencia de Viagens S.A.	1,357,382
490,000	Estacio Participacoes S.A.	4,461,921
78,000	Magnesita Refratarios S.A.	1,280,258
85,000	Multiplus S.A.	693,937
456,000	QGEP Participacoes S.A.	1,662,229
100,000	Smiles Fidelidade S.A.	2,055,264
	TOTAL BRAZIL	14,009,889

CANADA - 5.3%
101,000	AGF Management Ltd	554,578
50,000	BRP, Inc	2,022,665
122

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

111,000		Canadian Apartment Properties REIT	$3,202,181
87,000	*	Canfor Corp	1,998,232
36,000		Capital Power Corp	683,578
214,000		Cascades, Inc	2,041,746
381,000	e	Chorus Aviation, Inc	2,284,902
59,000		Cogeco Communications, Inc	3,143,573
299,000		Dream Global REIT	3,188,060
14,000	e	Exchange Income Corp	330,714
179,000	e	Genworth MI Canada, Inc	5,785,661
84,000		Granite REIT	3,304,521
337,000	*	IAMGOLD Corp	1,842,548
170,000		InterRent REIT	1,331,983
3,000		iShares S&P	37,969
69,000		Labrador Iron Ore Royalty Corp	1,174,228
86,000	e	Medical Facilities Corp	945,099
50,000		Norbord, Inc	2,064,722
125,000		Northview Apartment REIT	2,483,547
124,000		NorthWest Healthcare Properties REIT	1,081,662
506,000		Pure Industrial Real Estate Trust	3,184,299
200,000		Russel Metals, Inc	4,545,348
145,000		Sienna Senior Living, Inc	1,969,547
100,000		Timbercreek Financial Corp	714,202
103,000		Transcontinental, Inc	2,169,181
49,000	e	Valener, Inc	768,231
		TOTAL CANADA	52,852,977

CHILE - 0.2%
391,000		Inversiones Aguas Metropolitanas S.A.	741,380
70,000		Inversiones La Construccion S.A.	1,391,554
		TOTAL CHILE	2,132,934

CHINA - 4.8%
2,546,000		Beijing Capital Land Ltd	1,355,904
2,660,000		CGN New Energy Holdings Co Ltd	357,779
10,598,000		China Agri-Industries Holdings Ltd	4,448,173
1,314,000		China Aoyuan Property Group Ltd	1,055,600
6,292,000		China Merchants Land Ltd	1,320,520
4,701,000		China Sanjiang Fine Chemicals	1,804,452
5,885,000		China SCE Property Holdings Ltd	2,953,165
407,000		China Shineway Pharmaceutical Group Ltd	834,621
5,436,000		China Silver Group Ltd	999,629
7,997,000		China Suntien Green Energy Cor	2,673,834
2,849,000		Citic 1616 Holdings Ltd	839,176
1,700,000		Dah Chong Hong Holdings Ltd	902,973
1,391,000		Greenland Hong Kong Holdings Ltd	640,877
610,000	g	Hua Hong Semiconductor Ltd	1,376,483
5,214,000		Huadian Fuxin Energy Corp Ltd	1,479,662
183,000	*,e	JA Solar Holdings Co Ltd (ADR)	1,291,980
97,000	*,e	JinkoSolar Holding Co Ltd (ADR)	1,782,860
235,000		Lao Feng Xiang Co Ltd	847,605
1,834,000		Powerlong Real Estate Holdings Ltd	945,694
1,958,000		Shandong Chenming Paper Holdings Ltd	2,973,073
1,154,935		Shandong Chenming Paper Holdings Ltd (Class B)	1,632,066

123

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,198,000		Sichuan Expressway Co Ltd	$413,685
689,000		SITC International Co Ltd	734,092
783,000		Tianjin ZhongXin Pharmaceutical Group Corp Ltd	792,755
2,138,000		Tianneng Power International Ltd	3,084,911
5,115,000	g	Universal Medical Financial & Technical Advisory Services Co Ltd	4,718,044
2,064,000		Xingda International Holdings Ltd	737,214
4,926,000		Yuexiul Property Co Ltd	1,108,259
1,081,000		Zhongsheng Group Holdings Ltd	3,098,874
		TOTAL CHINA	47,203,960

CZECH REPUBLIC - 0.1%
1,000	*	Philip Morris CR	766,235
		TOTAL CZECH REPUBLIC	766,235

DENMARK - 1.3%
201,000		Alm Brand AS	2,124,233
78,000		GN Store Nord	2,740,450
170,000		Topdanmark AS	7,995,044
		TOTAL DENMARK	12,859,727

EGYPT - 0.2%
1,920,000		Alexandria Mineral Oils Co	1,210,150
700,000		Telecom Egypt	638,743
		TOTAL EGYPT	1,848,893

FINLAND - 0.5%
35,000		DNA Oyj	819,117
327,000		Finnair Oyj	4,457,230
		TOTAL FINLAND	5,276,347

FRANCE - 2.1%
18,000		Altamir Amboise	302,556
12,000		Aubay	579,362
140,000		Compagnie Plastic-Omnium S.A.	6,728,045
56,000		Gaztransport Et Technigaz S.A.	3,471,768
40,000		Kaufman & Broad S.A.	2,107,276
14,000		MGI Coutier	483,288
20,000		Orpea	2,562,921
31,000		Sechilienne-Sidec	766,601
6,000		Synergie S.A	367,174
16,000		Trigano S.A.	3,015,134
		TOTAL FRANCE	20,384,125

GERMANY - 3.5%
60,000	g	ADO Properties S.A.	3,298,209
40,000		Aurubis AG.	3,574,570
21,000		bet-at-home.com AG.	2,090,842
289,000	g	Deutsche Pfandbriefbank AG.	4,674,914
8,000		Duerr AG.	793,939
58,000		Hamburger Hafen und Logistik AG.	1,392,720
30,000		Koenig & Bauer AG.	2,462,209
29,000		LEG Immobilien AG.	3,343,790
124

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

7,000		Pfeiffer Vacuum Technology AG.	$1,035,643
113,000		SAF-Holland S.A.	2,104,064
108,000		Salzgitter AG.	5,930,888
20,000		Wacker Chemie AG.	3,594,049
		TOTAL GERMANY	34,295,837

GREECE - 0.4%
144,000		Hellenic Petroleum S.A.	1,465,187
89,000		Motor Oil Hellas Corinth Refineries S.A.	2,120,606
		TOTAL GREECE	3,585,793

HONG KONG - 1.1%
1,168,000		Champion REIT	825,153
10,260,000		Concord New Energy Group Ltd	482,034
2,440,000		CSI Properties Ltd	157,669
1,890,000		Emperor International Holdings	573,339
936,399		Far East Consortium	534,761
169,165		Great Eagle Holdings Ltd	854,502
168,000		Johnson Electric Holdings Ltd	584,897
978,000		Ju Teng International Holdings Ltd	190,367
3,016,823		K Wah International Holdings Ltd	1,851,776
849,000		Kerry Logistics Network Ltd	1,296,451
623,000	e	PAX Global Technology Ltd	281,810
1,099,000		Road King Infrastructure	2,083,611
560,000		Texhong Textile Group Ltd	780,186
280,000		VST Holdings Ltd	145,736
408,000		Xinyi Glass Holdings Co Ltd	586,540
		TOTAL HONG KONG	11,228,832

HUNGARY - 0.1%
597,000		Magyar Telekom	1,032,607
		TOTAL HUNGARY	1,032,607

INDIA - 1.8%
236,000	*	Adani Enterprises Ltd	491,309
179,596	*,†,m	Adani Green Energy Ltd	69,131
150,000	*	Apollo Tyres Ltd	660,003
190,774		Balrampur Chini Mills Ltd	198,881
263,000	*	Canara Bank	1,039,627
43,000		CESC Ltd	681,297
100,000	*	Chennai Petroleum Corp Ltd	478,695
93,000		Crompton Greaves Consumer Electricals Ltd	326,885
250,000	*	Dewan Housing Finance Corp Ltd	2,384,594
260,000	*	Granules India Ltd	420,551
272,000		Gujarat Narmada Valley Fertilizers Co Ltd	1,930,990
155,000		IRB Infrastructure Developers Ltd	652,375
120,000		Jubilant Organosys Ltd	1,576,619
349,000		Karnataka Bank Ltd	636,738
229,000		KPIT Cummins Infosystems Ltd	883,474
30,000	g	Larsen & Toubro Infotech Ltd	702,397
67,000	*	Muthoot Finance Ltd	450,030
42,000		Natco Pharma Ltd	506,257
1,000		Page Industries Ltd	360,964
125

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

261,000	*	PTC India Ltd	$358,371
48,000		Rajesh Exports Ltd	489,714
385,000	*	Reliance Energy Ltd	2,583,520
		TOTAL INDIA	17,882,422

INDONESIA - 0.4%
16,296,000		PT Bank Pembangunan Daerah Jawa Timur Tbk	835,415
1,692,000		PT Indo Tambangraya Megah	2,867,352
		TOTAL INDONESIA	3,702,767

IRELAND - 0.4%
1,500,000		Hibernia REIT plc	2,688,117
142,000		Irish Continental Group plc	960,283
435,000		Irish Residential Properties REIT plc	714,187
		TOTAL IRELAND	4,362,587

ISRAEL - 1.7%
60,000		Delek Automotive Systems Ltd	429,977
1,640,000		El Al Israel Airlines	470,511
295,000		Harel Insurance Investments & Finances Ltd	2,141,387
75,000		Matrix IT Ltd	823,475
4,560,000		Oil Refineries Ltd	1,973,131
248,000		Plus500 Ltd	4,819,148
63,000	*	SodaStream International Ltd	5,952,870
		TOTAL ISRAEL	16,610,499

ITALY - 3.0%
578,000		Actelios S.p.A.	1,399,324
216,000		Ascopiave S.p.A.	886,861
28,000		Banca IFIS S.p.A.	1,103,140
1,876,000		Beni Stabili S.p.A.	1,776,481
52,000		Biesse S.p.A.	2,738,984
70,000		ERG S.p.A.	1,677,057
625,000		Hera S.p.A.	2,310,541
1,826,000		Iride S.p.A.	5,547,744
1,017,000		Italgas S.p.A	6,581,117
900,000	e	Maire Tecnimont S.p.A	4,574,252
39,000		Societa Iniziative Autostradali e Servizi S.p.A.	826,138
		TOTAL ITALY	29,421,639

JAPAN - 23.0%
54,000		Adastria Holdings Co Ltd	936,804
76,000		ADEKA Corp	1,349,570
86,000		Arcs Co Ltd	2,355,869
9,000		Chori Co Ltd	172,362
140,000		Cosmo Energy Holdings Co Ltd	4,612,042
311,000		Daiho Corp	1,892,335
68,300		Daikyo, Inc	1,486,527
37,000		Daikyonishikawa Corp	665,033
93,800		Daiwabo Co Ltd	4,255,567
162,000	e	DCM Japan Holdings Co Ltd	1,611,927
97,000		Eagle Industry Co Ltd	1,749,330
126

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

105,000		Exedy Corp	$3,556,126
500,000		Fujikura Ltd	3,416,520
11,000		Fukuda Corp	689,869
3,000		Fukuda Denshi Co Ltd	214,671
22,000		Furukawa Electric Co Ltd	1,081,094
80,000		Futaba Industrial Co Ltd	639,383
14,000		G-Tekt Corp	270,451
241,000		Haseko Corp	3,790,836
222,000		Hazama Ando Corp	1,783,749
48,000		Heiwado Co Ltd	1,144,767
378,000		Hosiden Corp	4,506,598
10,000		Inaba Denki Sangyo Co Ltd	428,905
29,000		Inabata & Co Ltd	445,136
115,000	*	Ishihara Sangyo Kaisha Ltd	1,321,289
127,000		Itochu Enex Co Ltd	1,245,654
9,800		Jaccs Co Ltd	221,884
48,000	h	Jafco Co Ltd	2,105,185
84,000		Japan Aviation Electronics Industry Ltd	1,430,837
14,600		Japan Pulp & Paper Co Ltd	606,688
34,000		Kaga Electronics Co Ltd	840,848
58,000		Kaken Pharmaceutical Co Ltd	3,429,856
137,000		Kandenko Co Ltd	1,622,494
263,800		Kanematsu Corp	4,029,168
124,000		Kasai Kogyo Co Ltd	1,742,605
345,000		Keihin Corp	6,815,151
71,000		Konoike Transport Co Ltd	1,241,442
250,000		K’s Holdings Corp	3,605,765
157,200		Kumagai Gumi Co Ltd	5,349,265
50,000		Kureha CORP	3,395,195
180,000		Kyowa Exeo Corp	4,680,923
317,000		Leopalace21 Corp	2,749,317
145,000		Macnica Fuji Electronics Holdings, Inc	2,480,714
81,000		Maeda Corp	999,690
221,000		Maeda Road Construction Co Ltd	4,768,630
141,000		Maruha Nichiro Corp	4,746,099
40,000		Maruzen Showa Unyu Co Ltd	189,085
336,000	e	Marvelous, Inc	2,874,460
60,000		Mitsui Sugar Co Ltd	2,396,812
95,000		Nichii Gakkan Co	981,255
87,000		Nippo Corp	1,995,337
77,000		Nippon Konpo Unyu Soko Co Ltd	2,048,814
27,000		Nippon Steel Trading Co Ltd	1,481,036
425,000		Nippon Suisan Kaisha Ltd	2,303,322
330,000		Nipro Corp	4,749,664
106,200		Nishimatsu Construction Co Ltd	2,919,330
339,000		Nisshinbo Industries, Inc	4,777,349
134,000		Nojima Corp	3,308,216
21,800		Okumura Corp	902,495
55,000		Paramount Bed Holdings Co Ltd	2,736,531
611,000		Penta-Ocean Construction Co Ltd	4,815,182
229,000		Raito Kogyo Co Ltd	2,488,382
33,000		Sanyo Chemical Industries Ltd	1,557,228
269,000		Senko Co Ltd	2,067,209

127

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

366,000		Shikoku Electric Power Co, Inc	$4,666,544
123,000		Shinnihon Corp	1,364,432
397,000		Showa Corp	5,967,266
2,259,000		Sojitz Holdings Corp	7,436,080
25,000	*	Studio Alice Co Ltd	560,964
305,000		Sumitomo Forestry Co Ltd	5,053,922
618,200		Sumitomo Mitsui Construction C	3,786,829
21,000		Sun Frontier Fudousan Co Ltd	253,379
46,000		Sushiro Global Holdings Ltd	2,381,759
44,500		Taihei Dengyo Kaisha Ltd	1,149,204
48,000		Taiho Kogyo Co Ltd	647,959
733,000	e	Takara Leben Co Ltd	3,105,528
137,000	e	Toho Pharmaceutical Co Ltd	3,343,460
86,100		Toho Zinc Co Ltd	3,961,466
135,000		Tokai Tokyo Securities Co Ltd	977,854
333,000		Tokyu Construction Co Ltd	3,556,335
101,000		Topre Corp	3,169,840
197,000		Tosei Corp	2,414,829
39,000		Towa Pharmaceutical Co Ltd	2,481,548
564,000		Toyo Construction Co Ltd	2,697,256
46,000		Toyo Kanetsu K K	1,403,358
19,000		TS Tech Co Ltd	768,732
208,000		UBE Industries Ltd	6,336,549
51,000		Unipres Corp	1,200,833
97,000		Unizo Holdings Co Ltd	2,309,741
22,000		V Technology Co Ltd	5,720,837
50,000		Valor Co Ltd	1,395,052
47,000		VITAL KSK Holdings, Inc	460,638
87,000		Yorozu Corp	1,498,036
98,000		Yurtec Corp	856,686
		TOTAL JAPAN	228,002,793

KOREA, REPUBLIC OF - 4.3%
15,000		Chong Kun Dang Pharm Corp	978,524
85,000		Daeduck Electronics Co	660,964
41,000		Daewoong Co Ltd	710,636
70,000		Daishin Securities Co Ltd	892,889
202,000		Dongwon Development Co Ltd	936,349
713,000	*	Doosan Infracore Co Ltd	6,784,222
4,000		e Tec E&C Ltd	544,514
2,000		GS Home Shopping, Inc	324,623
51,000		Hansol Paper Co Ltd	818,512
209,000		Hanwha Non-Life Insurance Co Ltd	1,461,355
211,000		Jeil Holdings Co Ltd	3,071,424
10,000		Korea District Heating Corp	752,572
6,000		Korea Petrochemical Ind Co Ltd	1,535,268
11,000		Kukdo Chemical Co Ltd	711,643
219,000		Kwang Dong Pharmaceutical Co Ltd	1,880,382
5,000		LG Fashion Corp	131,490
5,000		LOTTE Himart Co Ltd	347,428
48,000		LS Cable Ltd	3,480,455
71,000		Meritz finance Holdings Co Ltd	924,394
174,000		Meritz Fire & Marine Insurance Co Ltd	3,400,950

128

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

76,000		Poongsan Corp	$2,695,732
6,000		Samchully Co Ltd	625,534
58,000		Samjin Pharmaceutical Co Ltd	2,418,069
40,000		Seah Besteel Corp	1,008,056
10,000		SeAH Steel Corp	871,682
18,190		SK Gas Co Ltd	1,594,772
95,000		SL Corp	1,966,061
23,505		Ssangyong Cement Industrial Co Ltd	656,921
12,000		Unid Co Ltd	625,641
		TOTAL KOREA, REPUBLIC OF	42,811,062

MALAYSIA - 0.3%
118,500		Aeon Credit Service M BHD	394,271
273,000		Esso Malaysia BHD	536,500
484,000		Mah Sing Group BHD	125,401
104,000		Malaysian Pacific Industries BHD	205,534
1,038,280		Sunway BHD	398,243
961,000		Supermax Corp BHD	701,202
1,165,000		Unisem M BHD	532,509
453,400		UOA Development BHD	280,811
		TOTAL MALAYSIA	3,174,471

MEXICO - 0.4%
198,000		Grupo Aeroportuario del Centro Norte Sab de C.V.	1,048,544
171,000		Grupo Financiero Interacciones S.A. de C.V.	840,825
128,000		Rassini SAB de C.V.	540,279
443,000	*	Unifin Financiera SAPI de C.V. SOFOM ENR	1,585,387
		TOTAL MEXICO	4,015,035

NETHERLANDS - 1.4%
99,000		ASR Nederland NV	4,669,213
133,000	e	BE Semiconductor Industries NV	9,192,052
		TOTAL NETHERLANDS	13,861,265

NEW ZEALAND - 0.4%
1,185,000		Air New Zealand Ltd	2,719,053
530,526		Genesis Energy Ltd	839,876
404,000		Infratil Ltd	905,687
		TOTAL NEW ZEALAND	4,464,616

NORWAY - 2.5%
87,000		Aker ASA (A Shares)	5,437,452
145,000	g	Entra ASA	1,988,591
560,000		Leroy Seafood Group ASA	4,107,774
151,000		Sparebanken Midt-Norge	1,511,501
130,000		Sparebanken Nord-Norge	958,731
546,000		Storebrand ASA	4,666,254
200,000		TGS Nopec Geophysical Co ASA	6,306,782
		TOTAL NORWAY	24,977,085

PAKISTAN - 0.1%
1,998,000		Engro Fertilizers Ltd	1,247,691
		TOTAL PAKISTAN	1,247,691
129

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

PHILIPPINES - 0.0%
1,475,000		Cosco Capital, Inc	$190,683
		TOTAL PHILIPPINES	190,683

PORTUGAL - 0.8%
641,000		Mota Engil SGPS S.A.	2,777,145
42,000		Semapa-Sociedade de Investimento e Gestao	939,167
3,457,000		Sonae SPGS S.A.	4,701,023
		TOTAL PORTUGAL	8,417,335

RUSSIA - 0.3%
30,000	g	Aeroflot PJSC (GDR)	360,106
200,000		Evraz plc	1,258,517
461,000	m	Mosenergo PJSC (ADR)	940,278
		TOTAL RUSSIA	2,558,901

SINGAPORE - 0.8%
67,000		China Yuchai International Ltd	1,394,270
202,874		QAF Ltd	158,645
287,000		Venture Corp Ltd	4,488,983
1,731,000		Yanlord Land Group Ltd	2,207,317
		TOTAL SINGAPORE	8,249,215

SOUTH AFRICA - 1.0%
50,000		Assore Ltd	1,233,093
196,000		Astral Foods Ltd	4,832,151
72,000		Barloworld Ltd	976,982
564,509		Vukile Property Fund Ltd	1,018,969
125,000		Wilson Bayly Holmes-Ovcon Ltd	1,597,172
		TOTAL SOUTH AFRICA	9,658,367

SPAIN - 2.3%
183,000		Cie Automotive S.A.	6,840,881
800,000		Ence Energia y Celulosa S.A.	6,171,933
151,000		Hispania Activos Inmobiliarios SAU	3,201,406
250,000		Inmobiliaria Colonial S.A.	2,904,978
178,440		Papeles y Cartones de Europa S.A.	3,452,818
		TOTAL SPAIN	22,572,016

SWEDEN - 3.7%
16,000		Biogaia AB (B Shares)	768,277
138,000		Biotage AB	1,411,236
201,000		Castellum AB	3,249,101
258,000		Hemfosa Fastigheter AB	3,195,880
38,000		Holmen AB	936,975
57,000		JM AB	1,127,708
97,000		KappAhl AB	281,917
221,000	g	LeoVegas AB	2,154,358
85,000		New Wave Group AB (B Shares)	504,637
324,000	g	Nobina AB	2,126,273

130

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

30,000		Nolato AB (B Shares)	$2,252,700
41,000		Paradox Interactive AB	593,337
572,000	*,e	SAS AB	1,427,490
1,319,000		Ssab Svenskt Stal AB (Series B)	5,967,509
668,000		Svenska Cellulosa AB (B Shares)	7,397,875
124,000	e	Wihlborgs Fastigheter AB	2,873,652
		TOTAL SWEDEN	36,268,925

SWITZERLAND - 3.7%
10,000		BKW S.A.	651,764
4,000		Bobst Group AG.	426,753
14,500		Bossard Holding AG.	2,971,447
1,487,000		Ferrexpo plc	4,814,441
6,000		Georg Fischer AG.	7,458,341
715,000		OC Oerlikon Corp AG.	11,543,132
59,000	g	Sunrise Communications Group AG.	4,624,737
29,000		Temenos Group AG.	3,649,009
19,000		Zehnder Group AG.	796,546
		TOTAL SWITZERLAND	36,936,170

TAIWAN - 4.2%
600,000		A-DATA Technology Co Ltd	1,448,207
2,353,000		Asia Vital Components Co Ltd	2,134,584
3,135,000		Benq Corp	2,148,749
1,090,000		Charoen Pokphand Enterprise	2,349,655
833,000		China Motor Corp	783,696
1,430,000		Coretronic Corp	1,903,391
2,701,000		Gigabyte Technology Co Ltd	5,905,986
15,212,000		HannStar Display Corp	4,171,869
400,000		Huaku Development Co Ltd	923,531
836,000		LEE Chang Yung Chem IND Corp	1,238,938
1,700,000		Mitac Holdings Corp	1,839,106
404,000		Primax Electronics Ltd	817,204
1,483,000		Radiant Opto-Electronics Corp	3,061,138
86,000		Senao International Co Ltd	151,830
849,000		Sercomm Corp	2,289,058
1,014,000		Supreme Electronics Co Ltd	1,084,201
545,000		Systex Corp	1,179,211
707,000		Tripod Technology Corp	2,138,601
3,693,000		UPC Technology Corp	2,461,710
1,387,200		USI Corp	675,314
1,635,000		Walsin Lihwa Corp	1,111,673
1,087,687		WT Microelectronics Co Ltd	1,625,751
		TOTAL TAIWAN	41,443,403

THAILAND - 1.5%
219,000		Hana Microelectronics PCL (Foreign)	240,570
388,000		Kiatnakin Bank PCL (Foreign)	904,277
8,876,000		Siamgas & Petrochemicals PCL (Foreign)	8,414,393
2,890,000		Thanachart Capital PCL	4,907,430
		TOTAL THAILAND	14,466,670
131

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

TURKEY - 0.7%
345,000		Aygaz AS	$1,144,876
2,349,600		Soda Sanayii AS	2,796,668
828,000		Tekfen Holding AS	3,133,350
		TOTAL TURKEY	7,074,894

UNITED ARAB EMIRATES - 0.6%
4,900,000	*	Air Arabia PJSC	1,627,486
80,000		NMC Health plc	3,909,044
		TOTAL UNITED ARAB EMIRATES	5,536,530

UNITED KINGDOM - 11.2%
260,000		Abcam plc	4,358,761
240,000		Advanced Medical Solutions Group plc	1,034,216
110,000		Bellway plc	5,012,293
278,000		Brewin Dolphin Holdings plc	1,381,029
416,000		Britvic plc	4,111,920
406,000	g	CMC Markets plc	1,058,632
327,000		Dart Group plc	3,852,996
113,000		Dechra Pharmaceuticals plc	4,244,328
758,000		Domino’s Pizza Group plc	3,778,264
557,000		Electrocomponents plc	4,656,479
636,677	g	Equiniti Group plc	2,401,576
145,000		Fevertree Drinks plc	5,635,872
323,000	g	Forterra plc	1,400,723
78,000		Genus plc	2,697,538
276,000		Greggs plc	4,613,920
700,000		Howden Joinery Group plc	4,581,472
909,000	g	Ibstock plc	3,716,317
1,284,000		IG Group Holdings plc	14,661,343
571,000	*	Indivior plc	3,535,968
135,000		iomart Group plc	728,549
319,000	g	On the Beach Group plc	2,687,703
576,000		Redrow plc	4,963,447
67,000		Renishaw plc	4,337,357
944,000		Rentokil Initial plc	3,982,658
265,000		Softcat plc	2,489,241
569,354		SSP Group plc	5,094,896
127,000		Victrex plc	4,572,705
185,000		WH Smith plc	4,958,590
		TOTAL UNITED KINGDOM	110,548,793

UNITED STATES - 0.0%
6,000	e	iShares MSCI EAFE Small-Cap ETF	393,720
2,500		iShares MSCI Emerging Markets Small-Cap ETF	131,325
		TOTAL UNITED STATES	525,045

		TOTAL COMMON STOCKS	962,211,429
		(Cost $858,330,257)
132

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY			VALUE

RIGHTS / WARRANTS - 0.0%

MALAYSIA - 0.0%
233,613		Sunway BHD			$23,519
		TOTAL MALAYSIA			23,519

		TOTAL RIGHTS / WARRANTS			23,519
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 3.6%

GOVERNMENT AGENCY DEBT - 0.2%
$2,150,000		Federal Home Loan Bank (FHLB)	1.580%	05/01/18	2,150,000
		TOTAL GOVERNMENT AGENCY DEBT			2,150,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.4%
33,602,672	c	State Street Navigator Securities Lending Government Money Market Portfolio			33,602,672
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			33,602,672

		TOTAL SHORT-TERM INVESTMENTS			35,752,672
		(Cost $35,752,672)
		TOTAL INVESTMENTS - 100.7%			997,987,620
		(Cost $894,082,929)
		OTHER ASSETS & LIABILITIES, NET - (0.7)%			(7,375,304)
		NET ASSETS - 100.0%			$990,612,316

Abbreviation(s):
ADR American Depository Receipt
ETF Exchange Traded Fund
GDR Global Depository Receipt
REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $31,320,467.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2018, the aggregate value of these securities amounted to $37,289,063 or 3.8% of net assets.
h	These securities were purchased on a delayed delivery basis.
m	Indicates a security that has been deemed illiquid.
133

TIAA-CREF FUNDS - International Small-Cap Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL SMALL-CAP EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2018

SECTOR	VALUE	% OF NET ASSETS
INDUSTRIALS	$185,903,798	18.9%
CONSUMER DISCRETIONARY	145,709,324	14.7
MATERIALS	115,340,889	11.6
FINANCIALS	98,321,496	9.9
REAL ESTATE	97,330,540	9.8
INFORMATION TECHNOLOGY	97,328,172	9.8
HEALTH CARE	70,649,645	7.1
CONSUMER STAPLES	60,090,596	6.1
ENERGY	45,623,771	4.6
UTILITIES	37,982,338	3.8
TELECOMMUNICATION SERVICES	7,954,379	0.8
SHORT-TERM INVESTMENTS	35,752,672	3.6
OTHER ASSETS & LIABILITIES, NET	(7,375,304)	(0.7)

NET ASSETS	$990,612,316	100.0%
134

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2018

SHARES	COMPANY	VALUE

COMMON STOCKS - 98.1%

AUSTRALIA - 6.5%
2,612	AGL Energy Ltd	$42,569
3,874	Amcor Ltd	39,921
19,099	AMP Ltd	57,816
9,695	APA Group (ASE)	60,693
4,932	AusNet Services	6,367
17,594	Australia & New Zealand Banking Group Ltd	353,678
668	Bendigo Bank Ltd	5,317
11,511	BlueScope Steel Ltd	141,464
1,378	Boral Ltd	7,092
6,452	Brambles Ltd	47,740
2,186	Caltex Australia Ltd	50,835
4,830	Coca-Cola Amatil Ltd	33,714
167	Cochlear Ltd	24,303
8,791	Commonwealth Bank of Australia	473,346
3,157	Computershare Ltd	40,162
1,343	GPT Group (ASE)	4,870
10,833	Healthscope Ltd	19,737
2,583	Insurance Australia Group Ltd	15,291
1,393	Lend Lease Corp Ltd	18,682
2,067	Macquarie Goodman Group	14,063
2,980	Macquarie Group Ltd	242,686
17,486	Mirvac Group	29,345
16,344	National Australia Bank Ltd	355,303
7,771	Newcrest Mining Ltd	123,170
2,279	QR National Ltd	7,669
1,822	Ramsay Health Care Ltd	88,578
13,647	Scentre Group	41,248
71,683	South32 Ltd	198,922
13,104	Stockland Trust Group	40,733
7,761	Sydney Airport	41,553
45,514	Telstra Corp Ltd	108,215
17,643	Transurban Group (ASE)	153,736
4,153	Wesfarmers Ltd	136,632
18,675	Westpac Banking Corp	401,147
5,142	Woodside Petroleum Ltd	124,609
	TOTAL AUSTRALIA	3,551,206

AUSTRIA - 0.3%
2,976	OMV AG.	184,319
	TOTAL AUSTRIA	184,319

BELGIUM - 0.5%
2,629	KBC Groep NV	228,565
874	Umicore S.A.	48,611
	TOTAL BELGIUM	277,176
135

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

DENMARK - 1.7%
407		Christian Hansen Holding	$36,894
877		Coloplast AS	74,294
965	*	Genmab AS	194,832
8,950		Novo Nordisk AS	420,900
664		Novozymes AS	31,217
785	g	Orsted AS	51,681
314		Pandora AS	34,882
744		Vestas Wind Systems AS	48,131
		TOTAL DENMARK	892,831

FINLAND - 1.2%
2,336		Neste Oil Oyj	196,706
137		Nokian Renkaat Oyj	5,482
1,656		Orion Oyj (Class B)	50,228
5,204		Stora Enso Oyj (R Shares)	102,647
3,018		UPM-Kymmene Oyj	107,687
7,458		Wartsila Oyj (B Shares)	158,351
		TOTAL FINLAND	621,101

FRANCE - 10.6%
3,471		Accor S.A.	196,187
643		Aeroports de Paris	141,539
2,721		Air Liquide	353,666
12,089	e	AXA S.A.	345,729
1,775		Cap Gemini S.A.	244,179
7,956		Carrefour S.A.	163,236
1,103		Casino Guichard Perrachon S.A.	57,214
3,750	*	CNP Assurances	96,052
4,547		Compagnie de Saint-Gobain	237,904
1,863		Essilor International S.A.	254,464
925		Eurazeo	81,249
195		Gecina S.A.	33,803
3,997		Danone	323,780
229		Imerys S.A.	20,901
1,244		JC Decaux S.A.	44,580
546		Kering	315,859
241		Lagardere S.C.A.	6,893
1,329		L’Oreal S.A.	320,010
1,609		Michelin (C.G.D.E.) (Class B)	226,262
20,375		Natixis	167,339
15,690		Orange S. A.	285,238
1,999		Renault S.A.	216,655
6,024		Rexel S.A.	93,383
3,850		Schneider Electric S.A.	348,981
7,594		Suez Environnement S.A.	109,518
11,165		Total S.A.	701,739
583		Unibail-Rodamco	139,961
5,993	e	Vivendi Universal S.A.	158,046
613		Wendel	92,583
		TOTAL FRANCE	5,776,950
136

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

GERMANY - 9.0%
1,293		Adidas-Salomon AG.	$317,780
2,279		Allianz AG.	539,038
4,698		BASF SE	488,796
2,603		Bayerische Motoren Werke AG.	289,406
1,368		Bayerische Motoren Werke AG. (Preference)	132,078
576		Beiersdorf AG.	65,167
14,455	*	Commerzbank AG.	186,233
1,381		Deutsche Boerse AG.	185,729
6,662		Deutsche Post AG.	289,160
15,307		E.ON AG.	167,608
3,181		Evonik Industries AG.	113,021
858		Fraport AG. Frankfurt Airport Services Worldwide	83,033
1,645		HeidelbergCement AG.	160,860
1,621		Henkel KGaA	192,970
737		Henkel KGaA (Preference)	93,661
1,723		Merck KGaA	168,320
2,377		Metro Wholesale & Food Specialist AG.	34,388
953		Muenchener Rueckver AG.	218,106
1,436		Osram Licht AG.	82,557
1,115		ProSiebenSat. Media AG.	40,450
4,884		SAP AG.	542,640
3,869		Siemens AG.	491,343
484		Symrise AG.	39,123
		TOTAL GERMANY	4,921,467

HONG KONG - 3.3%
44,000		BOC Hong Kong Holdings Ltd	227,459
20,000		CLP Holdings Ltd	207,681
26,000		Hang Lung Properties Ltd	61,531
9,100		Hang Seng Bank Ltd	230,502
24,500		Henderson Land Development Co Ltd	155,343
104,790		Hong Kong & China Gas Ltd	218,953
7,151		Hong Kong Exchanges and Clearing Ltd	231,653
6,000		Hysan Development Co Ltd	34,921
98,000		Li & Fung Ltd	49,286
30,562		MTR Corp	171,721
26,000		Shangri-La Asia Ltd	50,599
5,500		Swire Pacific Ltd (Class A)	54,347
25,600		Swire Properties Ltd	90,867
9,500		Yue Yuen Industrial Holdings	26,923
		TOTAL HONG KONG	1,811,786

IRELAND - 0.6%
5,832		CRH plc	207,102
1,122		Kerry Group plc (Class A)	114,491
		TOTAL IRELAND	321,593

ISRAEL - 0.5%
17,235		Bank Hapoalim Ltd	117,705
18,917		Bank Leumi Le-Israel	111,604
2,525		Mizrahi Tefahot Bank Ltd	46,150
		TOTAL ISRAEL	275,459
137

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

ITALY - 1.8%
8,997		Assicurazioni Generali S.p.A.	$181,550
89,635		Banca Intesa S.p.A.	340,967
39,733		Banca Intesa S.p.A. RSP	157,317
14,110		Fondiaria-Sai S.p.A	37,920
39,315		Snam Rete Gas S.p.A.	188,754
10,767		Terna Rete Elettrica Nazionale S.p.A.	64,623
		TOTAL ITALY	971,131

JAPAN - 23.7%
3,000		Aeon Co Ltd	59,947
1,700		AEON Financial Service Co Ltd	39,821
800		Aeon Mall Co Ltd	16,177
2,600		Aisin Seiki Co Ltd	140,855
3,000		Ajinomoto Co, Inc	54,968
1,200		Alfresa Holdings Corp	26,477
1,200		All Nippon Airways Co Ltd	47,501
400		Amada Co Ltd	4,802
1,300		Asahi Glass Co Ltd	53,952
8,900		Asahi Kasei Corp	122,377
600		Asics Corp	11,338
12,800		Astellas Pharma, Inc	187,216
800	e	Casio Computer Co Ltd	11,916
1,300		Central Japan Railway Co	260,500
3,700		Chugai Pharmaceutical Co Ltd	195,136
1,700		Daicel Chemical Industries Ltd	19,615
2,200		Daikin Industries Ltd	256,995
5,200		Daiwa House Industry Co Ltd	190,118
4,319		Denso Corp	227,122
600		Dentsu, Inc	28,424
2,700		East Japan Railway Co	259,384
1,400		Eisai Co Ltd	93,897
300		Fast Retailing Co Ltd	131,704
6,300		Fuji Heavy Industries Ltd	211,468
4,200		Fujifilm Holdings Corp	168,908
25,000		Fujitsu Ltd	151,561
2,200		Hino Motors Ltd	26,841
400		Hitachi Chemical Co Ltd	8,774
1,600		Hitachi Construction Machinery Co Ltd	58,146
300		Hitachi High-Technologies Corp	13,992
7,300		Hitachi Metals Ltd	83,427
10,700		Honda Motor Co Ltd	367,930
6,100		Inpex Holdings, Inc	77,981
7,000		Kajima Corp	67,439
1,000		Kaneka Corp	9,881
300		Kansai Paint Co Ltd	6,741
1,800		Kao Corp	129,395
1,200		Kawasaki Heavy Industries Ltd	40,118
11,500		KDDI Corp	308,701
573		Keyence Corp	349,404
1,000		Kikkoman Corp	43,334
138

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

1,100	*	Kobe Steel Ltd	$11,315
7,600		Komatsu Ltd	259,074
2,100	e	Konica Minolta Holdings, Inc	18,026
11,300		Kubota Corp	190,524
600		Kuraray Co Ltd	9,993
2,600		Kyocera Corp	166,122
3,400		Kyowa Hakko Kogyo Co Ltd	73,569
200		Marui Co Ltd	4,151
4,300	e	Mazda Motor Corp	59,787
10,773		Mitsubishi Corp	297,071
15,200		Mitsubishi Electric Corp	233,024
10,800		Mitsubishi Estate Co Ltd	197,343
3,400		Mitsubishi Materials Corp	103,486
9,300		Mitsubishi UFJ Lease & Finance Co Ltd	59,121
2,200		Mitsui Chemicals, Inc	63,066
7,600		Mitsui Fudosan Co Ltd	194,677
1,400		Mitsui OSK Lines Ltd	41,470
4,100		Mitsui Trust Holdings, Inc	173,869
168,300		Mizuho Financial Group, Inc	304,495
1,700		Murata Manufacturing Co Ltd	214,619
400		Nabtesco Corp	14,424
1,200		NEC Corp	32,892
1,900		NGK Insulators Ltd	34,853
1,500		NGK Spark Plug Co Ltd	38,470
400		Nikon Corp	6,960
300		Nippon Express Co Ltd	22,665
800	*	Nippon Yusen Kabushiki Kaisha	17,016
23,000	e	Nissan Motor Co Ltd	241,971
500		Nissin Food Products Co Ltd	36,817
1,000		Nitto Denko Corp	74,345
3,600		NKSJ Holdings, Inc	150,732
800		Nomura Real Estate Holdings, Inc	19,797
1,700		Nomura Research Institute Ltd	87,558
6,300		NSK Ltd	84,305
10,600		NTT DoCoMo, Inc	273,841
3,000		Obayashi Corp	34,549
1,300		Omron Corp	70,160
2,300		Oriental Land Co Ltd	229,206
600		Osaka Gas Co Ltd	12,920
17,000		Panasonic Corp	251,722
24,300		Resona Holdings, Inc	138,074
1,000		Santen Pharmaceutical Co Ltd	16,794
600		Secom Co Ltd	45,014
1,700		Sekisui Chemical Co Ltd	30,073
2,700		Sekisui House Ltd	49,487
4,100		Seven & I Holdings Co Ltd	180,649
1,800		Shimadzu Corp	48,854
4,500		Shimizu Corp	44,522
2,700		Shin-Etsu Chemical Co Ltd	270,944
2,600		Shionogi & Co Ltd	133,618
1,700		Shiseido Co Ltd	110,298
3,800		Shoei Co Ltd	40,890
3,900		Showa Shell Sekiyu KK	55,070
139

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

7,500		Sony Corp	$350,296
1,500		Stanley Electric Co Ltd	54,209
19,000		Sumitomo Chemical Co Ltd	108,711
13,400		Sumitomo Corp	240,537
1,300		Sumitomo Dainippon Pharma Co Ltd	23,643
7,500		Sumitomo Electric Industries Ltd	114,818
400		Sumitomo Heavy Industries Ltd	15,284
4,200		Sumitomo Metal Mining Co Ltd	179,173
1,200		Sumitomo Rubber Industries, Inc	21,429
2,900		Suntory Beverage & Food Ltd	142,709
500		Suzuken Co Ltd	21,499
1,200		Sysmex Corp	106,005
4,300		T&D Holdings, Inc	73,031
5,000		Takeda Pharmaceutical Co Ltd	210,550
500		TDK Corp	43,094
500		Teijin Ltd	9,400
200		Toho Gas Co Ltd	6,081
1,300		Tokyo Electron Ltd	249,669
3,000		Tokyo Gas Co Ltd	80,506
3,000		Tokyu Corp	50,359
4,700		Tokyu Fudosan Holdings Corp	36,987
7,400		Toray Industries, Inc	69,076
1,100		Toto Ltd	62,347
300		Toyo Suisan Kaisha Ltd	11,812
900		Toyoda Gosei Co Ltd	22,724
4,500		Toyota Tsusho Corp	161,354
1,000		West Japan Railway Co	70,681
1,800		Yakult Honsha Co Ltd	128,235
100		Yamaha Corp	4,825
3,300		Yamaha Motor Co Ltd	105,515
3,300		Yaskawa Electric Corp	133,972
800		Yokogawa Electric Corp	17,616
		TOTAL JAPAN	13,064,722

LUXEMBOURG - 0.3%
1,545		SES Global S.A.	23,837
8,918		Tenaris S.A.	167,134
		TOTAL LUXEMBOURG	190,971

NETHERLANDS - 3.2%
14,933		Aegon NV	109,441
1,446		Akzo Nobel NV	130,947
2,158	e	ASML Holding NV	410,848
582		DSM NV	60,151
2,369		EXOR NV	175,504
22,455		ING Groep NV	378,378
4,706		Koninklijke Ahold Delhaize NV	113,530
13,396		Koninklijke KPN NV	41,691
6,436		Koninklijke Philips Electronics NV	272,412
1,397		Koninklijke Vopak NV	68,893
743		NN Group NV	35,608
		TOTAL NETHERLANDS	1,797,403
140

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

NEW ZEALAND - 0.1%
5,777		Auckland International Airport Ltd	$25,850
3,876		Fletcher Building Ltd	17,167
27,741		Meridian Energy Ltd	57,304
3,366		Ryman Healthcare Ltd	25,053
		TOTAL NEW ZEALAND	125,374

NORWAY - 1.4%
11,148		DNB NOR Holding ASA	208,482
25,264		Norsk Hydro ASA	157,798
2,594		Orkla ASA	24,008
783		PAN Fish ASA	17,044
10,270		Statoil ASA	262,632
6,138		Telenor ASA	135,858
		TOTAL NORWAY	805,822

PORTUGAL - 0.4%
17,693		Energias de Portugal S.A.	65,640
8,242		Galp Energia SGPS S.A.	158,189
29		Jeronimo Martins SGPS S.A.	509
		TOTAL PORTUGAL	224,338

SINGAPORE - 1.6%
5,260		Ascendas REIT	10,552
27,600		CapitaLand Ltd	77,828
7,100		CapitaMall Trust	11,212
3,300		City Developments Ltd	31,360
13,820		DBS Group Holdings Ltd	318,856
2,000		Jardine Cycle & Carriage Ltd	51,458
24,700		Keppel Corp Ltd	151,489
1,500		Singapore Airlines Ltd	12,239
84,400		Singapore Telecommunications Ltd	223,246
4,400		UOL Group Ltd	29,060
		TOTAL SINGAPORE	917,300

SOUTH AFRICA - 0.6%
14,563		Investec plc	115,205
10,579		Mediclinic International plc	97,346
3,921		Mondi plc	109,149
		TOTAL SOUTH AFRICA	321,700

SPAIN - 3.2%
2,831		Amadeus IT Holding S.A.	206,549
38,322		Banco Bilbao Vizcaya Argentaria S.A.	310,104
43,956		Banco de Sabadell S.A.	86,017
39,423		CaixaBank S.A.	191,709
1,806		Enagas	52,493
2,126		Ferrovial S.A.	45,410
7,123		Gas Natural SDG S.A.	179,554
35,477		Iberdrola S.A.	274,093
6,209	e	Industria De Diseno Textil S.A.	192,468
1,014		Red Electrica Corp S.A.	21,122
141

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

12,531		Repsol YPF S.A.	$239,127
		TOTAL SPAIN	1,798,646

SWEDEN - 3.2%
5,073		Assa Abloy AB	106,314
4,327		Atlas Copco AB (A Shares)	169,213
3,548		Atlas Copco AB (B Shares)	125,753
5,445		Boliden AB	188,667
19,963		Ericsson (LM) (B Shares)	152,187
770		Essity AB	19,531
3,197	e	Hennes & Mauritz AB (B Shares)	54,938
602		Industrivarden AB	12,675
352	e	Lundbergs AB (B Shares)	23,825
22,634		Nordea Bank AB	230,202
8,410		Sandvik AB	143,394
15,160		Skandinaviska Enskilda Banken AB (Class A)	142,323
575		SKF AB (B Shares)	11,641
12,668		Svenska Handelsbanken AB	141,277
7,698		Swedbank AB (A Shares)	167,226
14,416		TeliaSonera AB	70,980
		TOTAL SWEDEN	1,760,146

SWITZERLAND - 7.7%
12,466		ABB Ltd	290,652
1,478		Adecco S.A.	97,881
3,155		Cie Financiere Richemont S.A.	299,910
3,929		Coca-Cola HBC AG.	131,625
65		Givaudan S.A.	144,693
4,102		Holcim Ltd	227,872
332		Kuehne & Nagel International AG.	51,691
21	*	Lindt & Spruengli AG.	134,989
1	*	Lindt & Spruengli AG. (Registered)	75,847
806		Lonza Group AG.	196,931
9,887		Novartis AG.	761,045
3,169		Roche Holding AG.	704,112
39		SGS S.A.	94,717
21		Sika AG.	152,381
1,791		Swiss Re Ltd	170,627
246	e	Swisscom AG.	117,990
2,918		Wolseley plc	223,364
959		Zurich Financial Services AG.	306,339
		TOTAL SWITZERLAND	4,182,666

UNITED KINGDOM - 16.5%
16,015		3i Group plc	206,724
5,277		Associated British Foods plc	196,151
37,254		Aviva plc	270,675
8,363		Barratt Developments plc	64,128
768		Berkeley Group Holdings plc	42,996
8,809		British Land Co plc	81,350
73,681		BT Group plc	252,898
4,338		Burberry Group plc	108,939
9,395		Capita Group plc	24,775
142

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

15,038		CNH Industrial NV	$185,036
4,430		Coca-Cola European Partners plc (Class A)	173,656
1,424		Croda International plc	87,110
1,823		DCC plc	174,980
1,667		easyJet plc	36,340
25,635		GlaxoSmithKline plc	514,165
5,903		Hammerson plc	44,499
3,213		InterContinental Hotels Group plc	202,713
2,647		Intertek Group plc	177,993
23,858		ITV plc	49,633
16,479		J Sainsbury plc	69,923
3,452		Johnson Matthey plc	156,011
9,245		Kingfisher plc	38,556
10,113		Land Securities Group plc	137,286
63,773		Legal & General Group plc	236,198
3,763		London Stock Exchange Group plc	222,348
6,930		Marks & Spencer Group plc	27,401
15,776		Meggitt plc	102,202
16,980	g	Merlin Entertainments plc	85,897
25,523		National Grid plc	295,300
998		Next plc	72,092
62,538		Old Mutual plc	215,448
5,871		Pearson plc	67,309
15,446		Prudential plc	397,179
3,978		Reckitt Benckiser Group plc	312,066
3,475		Reed Elsevier NV	73,938
10,375		Reed Elsevier plc	221,745
12,859		RSA Insurance Group plc	116,026
2,691		Schroders plc	121,742
11,531		Scottish & Southern Energy plc	218,842
12,683		Segro plc	112,546
12,386		Sky plc	235,006
26,395	*	Standard Chartered plc	277,254
35,506		Standard Life plc	177,625
28,943		Taylor Wimpey plc	76,222
84,046		Tesco plc	272,220
1,549		Travis Perkins plc	26,974
6,696		Unilever NV	383,872
7,303		Unilever plc	409,640
14,070		United Utilities Group plc	143,477
14,426	d	Vodafone Group plc (ADR)	424,269
3,263		Whitbread plc	191,985
6,886		WM Morrison Supermarkets plc	22,966
12,684		WPP plc	217,659
		TOTAL UNITED KINGDOM	9,053,985

UNITED STATES - 0.2%
3,610	*	QIAGEN NV (Turquoise)	118,088
		TOTAL UNITED STATES	118,088

		TOTAL COMMON STOCKS	53,966,180
		(Cost $49,002,856)
143

TIAA-CREF FUNDS - Social Choice International Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 5.9%

GOVERNMENT AGENCY DEBT - 3.0%
$1,650,000		Federal Home Loan Bank (FHLB)	1.580%	05/01/18	$1,650,000
		TOTAL GOVERNMENT AGENCY DEBT			1,650,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.9%
1,589,013	c	State Street Navigator Securities Lending Government Money Market Portfolio			1,589,013
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			1,589,013

		TOTAL SHORT-TERM INVESTMENTS			3,239,013
		(Cost $3,239,013)
		TOTAL INVESTMENTS - 104.0%			57,205,193
		(Cost $52,241,869)
		OTHER ASSETS & LIABILITIES, NET - (4.0)%			(2,176,210)
		NET ASSETS - 100.0%			$55,028,983

Abbreviation(s):
ADR American Depository Receipt
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,510,434.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/2017, the aggregate value of these securities amounted to $137,578 or 0.3% of net assets.

Futures contracts outstanding as of April 30, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Mini Index	6	6/15/18	$607,518	$607,950	$432
144

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2018

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$12,032,193	21.9%
INDUSTRIALS	7,669,460	13.9
CONSUMER DISCRETIONARY	7,226,599	13.1
HEALTH CARE	5,073,211	9.2
MATERIALS	4,803,364	8.7
CONSUMER STAPLES	4,791,004	8.7
INFORMATION TECHNOLOGY	3,363,012	6.1
ENERGY	2,528,482	4.6
UTILITIES	2,284,532	4.2
TELECOMMUNICATION SERVICES	2,242,927	4.1
REAL ESTATE	1,951,396	3.6
SHORT-TERM INVESTMENTS	3,239,013	5.9
OTHER ASSETS & LIABILITIES, NET	(2,176,210)	(4.0)

NET ASSETS	$55,028,983	100.0%
145

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 0.9%
58,031		Adient plc	$3,556,720
66,647	*	American Axle & Manufacturing Holdings, Inc	1,022,365
136,997		BorgWarner, Inc	6,704,633
31,260		Cooper Tire & Rubber Co	764,307
10,370	*	Cooper-Standard Holding, Inc	1,283,806
105,772		Dana Holding Corp	2,509,970
174,625		Delphi Automotive plc	14,769,782
63,435		Delphi Technologies plc	3,070,888
15,824	*	Dorman Products, Inc	1,016,850
2,492,417		Ford Motor Co	28,014,767
20,209	*	Fox Factory Holding Corp	671,949
838,467		General Motors Co	30,805,278
168,290		Gentex Corp	3,826,915
21,895	*	Gentherm, Inc	740,051
149,972		Goodyear Tire & Rubber Co	3,765,797
103,901		Harley-Davidson, Inc	4,273,448
13,381	*	Horizon Global Corp	99,956
14,269		LCI Industries, Inc	1,359,836
41,371		Lear Corp	7,735,136
28,962	*	Modine Manufacturing Co	498,146
12,314	*	Motorcar Parts of America, Inc	234,459
8,438	*	Shiloh Industries, Inc	70,120
20,047		Spartan Motors, Inc	357,839
12,064		Standard Motor Products, Inc	547,102
16,111	*	Stoneridge, Inc	424,203
14,304		Superior Industries International, Inc	188,098
31,259		Tenneco, Inc	1,396,965
84,396	*,e	Tesla, Inc	24,803,984
30,448		Thor Industries, Inc	3,231,751
12,545		Tower International, Inc	370,077
18,574	*	Visteon Corp	2,311,349
14,988	*	VOXX International Corp (Class A)	74,940
18,856		Winnebago Industries, Inc	714,642
		TOTAL AUTOMOBILES & COMPONENTS	151,216,129

BANKS - 6.8%
9,347		1st Source Corp	486,044
8,349		Access National Corp	232,186
3,009		ACNB Corp	90,270
6,509	*	Allegiance Bancshares, Inc	263,289
4,530		American National Bankshares, Inc	174,178
21,301		Ameris Bancorp	1,101,262
3,475		Ames National Corp	96,084
6,379		Arrow Financial Corp	225,817
146

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

98,130		Associated Banc-Corp	$2,595,538
11,387	*	Atlantic Capital Bancshares, Inc	219,769
26,651	e	Banc of California, Inc	511,699
9,912		Bancfirst Corp	566,471
17,336		Banco Latinoamericano de Exportaciones S.A. (Class E)	469,632
50,378		BancorpSouth Bank	1,664,993
6,079,430		Bank of America Corp	181,896,546
9,092		Bank of Commerce Holdings	101,376
29,720		Bank of Hawaii Corp	2,502,721
3,357		Bank of Marin Bancorp	243,550
35,700		Bank of NT Butterfield & Son Ltd	1,693,965
82,572		Bank of the Ozarks, Inc	3,864,370
7,344		BankFinancial Corp	124,334
64,191		BankUnited	2,542,606
2,566		Bankwell Financial Group, Inc	81,034
19,393		Banner Corp	1,113,158
8,016		Bar Harbor Bankshares	234,228
494,158		BB&T Corp	26,091,542
5,445		BCB Bancorp, Inc	84,397
43,990		Beneficial Bancorp, Inc	697,241
36,169		Berkshire Hills Bancorp, Inc	1,372,614
11,500		Blue Hills Bancorp, Inc	233,737
50,005	*,e	BofI Holding, Inc	2,014,201
16,194		BOK Financial Corp	1,630,412
48,565		Boston Private Financial Holdings, Inc	779,468
10,281		Bridge Bancorp, Inc	338,245
41,436		Brookline Bancorp, Inc	687,838
10,145		Bryn Mawr Bank Corp	452,467
3,755	*	BSB Bancorp, Inc	121,099
9,057	*	Byline Bancorp, Inc	192,461
1,549		C&F Financial Corp	89,687
31,707		Cadence BanCorp	926,796
7,531		Camden National Corp	333,699
4,271		Capital City Bank Group, Inc	95,585
88,665		Capitol Federal Financial	1,105,653
4,594	*	Capstar Financial Holdings, Inc	87,699
11,136		Carolina Financial Corp	436,643
58,274		Cathay General Bancorp	2,331,543
40,527		Centerstate Banks of Florida, Inc	1,174,472
16,592		Central Pacific Financial Corp	482,495
5,705		Central Valley Community Bancorp	117,523
1,649		Century Bancorp, Inc	131,920
8,748		Charter Financial Corp	203,478
44,949		Chemical Financial Corp	2,467,251
1,442		Chemung Financial Corp	68,062
90,168		CIT Group, Inc	4,774,396
1,640,212		Citigroup, Inc	111,977,273
5,032		Citizens & Northern Corp	121,523
312,141		Citizens Financial Group, Inc	12,950,730
8,450		City Holding Co	604,851
5,601		Civista Bancshares, Inc	128,487
8,083		CNB Financial Corp	229,234
23,044		CoBiz, Inc	464,337
147

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,047		Codorus Valley Bancorp, Inc	$118,213
43,161		Columbia Banking System, Inc	1,735,504
110,957		Comerica, Inc	10,494,313
59,364		Commerce Bancshares, Inc	3,770,801
3,635		Commerce Union Bancshares, Inc	83,605
29,258		Community Bank System, Inc	1,645,762
12,086	*	Community Bankers Trust Corp	105,148
2,195		Community Financial Corp	79,108
8,530		Community Trust Bancorp, Inc	409,440
17,487		ConnectOne Bancorp, Inc	461,657
2,437		County Bancorp, Inc	68,626
38,930		Cullen/Frost Bankers, Inc	4,455,538
16,778	*	Customers Bancorp, Inc	483,542
62,870		CVB Financial Corp	1,392,570
17,875		Dime Community Bancshares	353,031
1,611		DNB Financial Corp	56,143
19,289	*	Eagle Bancorp, Inc	1,132,264
95,451		East West Bancorp, Inc	6,358,946
3,562	*	Entegra Financial Corp	103,476
5,252		Enterprise Bancorp, Inc	190,017
12,948		Enterprise Financial Services Corp	658,406
5,768	*	Equity Bancshares, Inc	219,934
4,031		ESSA Bancorp, Inc	58,933
51,900	*	Essent Group Ltd	1,710,624
2,444		Evans Bancorp, Inc	110,713
5,132		Farmers & Merchants Bancorp, Inc	226,373
3,988		Farmers Capital Bank Corp	199,998
11,953		Farmers National Banc Corp	176,307
7,522		FB Financial Corp	299,601
30,598	*	FCB Financial Holdings, Inc	1,768,564
5,280		Federal Agricultural Mortgage Corp (Class C)	451,493
12,316		Fidelity Southern Corp	279,943
433,781		Fifth Third Bancorp	14,388,516
9,108		Financial Institutions, Inc	283,259
16,589		First Bancorp (NC)	632,870
146,525	*	First Bancorp (Puerto Rico)	1,057,910
5,732		First Bancorp, Inc	158,891
4,642		First Bancshares, Inc	150,169
23,524		First Busey Corp	697,487
3,244		First Business Financial Services, Inc	84,312
4,973		First Citizens Bancshares, Inc (Class A)	2,149,778
90,275		First Commonwealth Financial Corp	1,366,763
9,362		First Community Bancshares, Inc	290,503
6,547		First Connecticut Bancorp	157,783
5,585		First Defiance Financial Corp	333,201
56,054		First Financial Bancorp	1,734,871
40,217	e	First Financial Bankshares, Inc	1,992,752
5,911		First Financial Corp	252,695
4,121		First Financial Northwest, Inc	69,645
15,907	*	First Foundation, Inc	284,576
2,330	e	First Guaranty Bancshares, Inc	60,440
41,548		First Hawaiian, Inc	1,144,647
148

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

181,762		First Horizon National Corp	$3,326,245
2,693		First Internet Bancorp	92,101
15,605		First Interstate Bancsystem, Inc	632,002
24,376		First Merchants Corp	1,050,118
5,492		First Mid-Illinois Bancshares, Inc	201,831
60,509		First Midwest Bancorp, Inc	1,470,974
5,007	*	First Northwest Bancorp	80,462
12,847		First of Long Island Corp	340,445
102,517		First Republic Bank	9,520,754
16,157	*	Flagstar Bancorp, Inc	558,224
15,508		Flushing Financial Corp	401,812
2,716		FNB Bancorp	98,374
192,263		FNB Corp	2,499,419
7,459	*	Franklin Financial Network, Inc	251,368
128,742		Fulton Financial Corp	2,175,740
11,648		German American Bancorp, Inc	393,120
59,257		Glacier Bancorp, Inc	2,194,287
5,904		Great Southern Bancorp, Inc	312,026
35,350		Great Western Bancorp, Inc	1,454,299
14,150	*	Green Bancorp, Inc	319,082
1,612	e	Greene County Bancorp, Inc	55,856
14,346		Guaranty Bancorp	408,861
50,458		Hancock Holding Co	2,464,873
17,666		Hanmi Financial Corp	487,582
7,161	*	HarborOne Bancorp, Inc	125,962
14,266		Heartland Financial USA, Inc	765,371
19,793		Heritage Commerce Corp	326,387
17,120		Heritage Financial Corp	508,464
43,210		Hilltop Holdings, Inc	968,768
689		Hingham Institution for Savings	140,556
2,808		Home Bancorp, Inc	121,727
100,270		Home Bancshares, Inc	2,330,275
15,841	*	HomeStreet, Inc	403,945
8,420	*	HomeTrust Bancshares, Inc	219,762
76,227		Hope Bancorp, Inc	1,317,965
12,656		Horizon Bancorp	363,987
4,629	*	Howard Bancorp, Inc	87,951
654,197		Huntington Bancshares, Inc	9,754,077
32,121		IBERIABANK Corp	2,407,469
7,160	*,e	Impac Mortgage Holdings, Inc	61,290
15,546		Independent Bank Corp (MA)	1,123,976
13,025		Independent Bank Corp (MI)	311,297
10,429		Independent Bank Group, Inc	744,631
32,276		International Bancshares Corp	1,284,585
4,281		Investar Holding Corp	108,951
159,467		Investors Bancorp, Inc	2,132,074
2,198,169		JPMorgan Chase & Co	239,116,824
65,475		Kearny Financial Corp	919,924
677,439		Keycorp	13,494,585
26,723		Lakeland Bancorp, Inc	521,099
14,457		Lakeland Financial Corp	686,997
4,465		LCNB Corp	83,495
31,858		LegacyTexas Financial Group, Inc	1,308,408
149

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,215	*,e	LendingTree, Inc	$1,004,856
12,802		Live Oak Bancshares, Inc	361,657
91,934		M&T Bank Corp	16,756,810
12,652		Macatawa Bank Corp	135,123
3,599	*	Malvern Bancorp, Inc	91,595
47,865		MB Financial, Inc	2,040,006
8,948		MBT Financial Corp	91,046
9,159		Mercantile Bank Corp	323,313
33,771		Meridian Bancorp, Inc	638,272
5,212		Meta Financial Group, Inc	579,314
13,971	*	Metropolitan Bank Holding Corp	661,247
231,373	*	MGIC Investment Corp	2,318,357
1,372		Middlefield Banc Corp	70,384
9,489		Midland States Bancorp, Inc	298,904
9,128		Midsouth Bancorp, Inc	127,336
6,033		MidWestOne Financial Group, Inc	194,685
2,513		MutualFirst Financial, Inc	92,353
16,489		National Bank Holdings Corp	580,083
2,810	e	National Bankshares, Inc	128,839
6,580	*	National Commerce Corp	284,914
17,998	*	Nationstar Mortgage Holdings, Inc	324,324
24,802		NBT Bancorp, Inc	906,265
300,695		New York Community Bancorp, Inc	3,572,257
4,998	*	Nicolet Bankshares, Inc	277,739
34,580	*	NMI Holdings, Inc	478,933
4,114		Northeast Bancorp	80,223
23,793		Northfield Bancorp, Inc	376,881
3,306		Northrim BanCorp, Inc	116,371
62,067		Northwest Bancshares, Inc	1,030,312
3,413		Norwood Financial Corp	101,059
23,742		OceanFirst Financial Corp	640,559
27,352	e	OFG Bancorp	369,252
2,434	e	Ohio Valley Banc Corp	110,869
4,255		Old Line Bancshares, Inc	144,883
108,901		Old National Bancorp	1,873,097
1,812		Old Point Financial Corp	47,656
15,597		Old Second Bancorp, Inc	223,037
12,464		Opus Bank	351,485
37,381		Oritani Financial Corp	571,929
3,502		Orrstown Financial Services, Inc	92,278
8,685	*	Pacific Mercantile Bancorp	81,205
23,689	*	Pacific Premier Bancorp, Inc	941,638
87,737		PacWest Bancorp	4,495,644
8,359		Park National Corp	901,769
3,277		Parke Bancorp, Inc	76,846
10,386	*	PCSB Financial Corp	210,524
10,560		Peapack Gladstone Financial Corp	348,902
1,915		Penns Woods Bancorp, Inc	83,303
8,529	*	PennyMac Financial Services, Inc	175,697
2,511	e	Peoples Bancorp of North Carolina, Inc	77,213
7,855		Peoples Bancorp, Inc	281,680
3,001		Peoples Financial Services Corp	140,747
150

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

211,490		People’s United Financial, Inc	$3,868,152
6,152		People’s Utah Bancorp	195,941
34,722	*	PHH Corp	368,400
50,846		Pinnacle Financial Partners, Inc	3,256,686
303,072		PNC Financial Services Group, Inc	44,130,314
64,902		Popular, Inc	3,004,314
7,579		Preferred Bank	483,085
4,455		Premier Financial Bancorp, Inc	87,674
39,805		Prosperity Bancshares, Inc	2,856,805
2,484	*	Provident Bancorp, Inc	58,374
2,962		Provident Financial Holdings, Inc	54,353
34,502		Provident Financial Services, Inc	901,192
4,706		Prudential Bancorp, Inc	85,979
6,812		QCR Holdings, Inc	308,243
135,485		Radian Group, Inc	1,937,436
2,182		RBB Bancorp	59,612
713,270		Regions Financial Corp	13,338,149
25,615		Renasant Corp	1,158,566
4,212		Republic Bancorp, Inc (Class A)	177,620
29,506	*,e	Republic First Bancorp, Inc	244,900
10,441		Riverview Bancorp, Inc	98,041
19,783		S&T Bancorp, Inc	844,338
18,530		Sandy Spring Bancorp, Inc	734,344
25,784	*	Seacoast Banking Corp of Florida	712,412
29,788		ServisFirst Bancshares, Inc	1,249,904
6,666		Shore Bancshares, Inc	120,588
5,605		SI Financial Group, Inc	80,152
5,108		Sierra Bancorp	142,309
33,409	*	Signature Bank	4,247,954
53,004		Simmons First National Corp (Class A)	1,600,721
4,152	*	SmartFinancial, Inc	99,025
23,192		South State Corp	2,007,268
2,686	*	Southern First Bancshares, Inc	123,153
2,726		Southern Missouri Bancorp, Inc	95,137
5,361		Southern National Bancorp of Virginia, Inc	87,116
15,459		Southside Bancshares, Inc	538,437
22,282		State Bank & Trust Co	702,106
147,335		Sterling Bancorp/DE	3,499,206
12,872		Stock Yards Bancorp, Inc	482,056
5,869		Summit Financial Group, Inc	147,018
304,669		SunTrust Banks, Inc	20,351,889
34,094	*	SVB Financial Group	10,214,903
74,099		Synovus Financial Corp	3,873,155
93,361		TCF Financial Corp	2,318,154
3,666		Territorial Bancorp, Inc	111,593
31,288	*	Texas Capital Bancshares, Inc	3,086,561
75,768		TFS Financial Corp	1,129,701
31,785	*	The Bancorp, Inc	328,975
3,583		Timberland Bancorp, Inc	116,985
8,865		Tompkins Trustco, Inc	688,811
36,661		TowneBank	1,096,164
11,656		Trico Bancshares	435,585
12,285	*	Tristate Capital Holdings, Inc	307,125
151

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,239	*	Triumph Bancorp, Inc	$397,785
60,079		Trustco Bank Corp NY	513,675
39,363		Trustmark Corp	1,232,456
3,955	e	Two River Bancorp	67,393
28,936		UMB Financial Corp	2,215,919
131,633		Umpqua Holdings Corp	3,101,273
44,580		Union Bankshares Corp	1,685,570
1,900	e	Union Bankshares, Inc	96,900
63,648		United Bankshares, Inc	2,160,850
43,357		United Community Banks, Inc	1,384,389
26,462		United Community Financial Corp	268,060
30,136		United Financial Bancorp, Inc (New)	498,148
7,298		United Security Bancshares	81,008
4,251		Unity Bancorp, Inc	93,522
14,496		Univest Corp of Pennsylvania	416,760
995,229		US Bancorp	50,209,303
166,015		Valley National Bancorp	2,083,488
9,646	*	Veritex Holdings, Inc	277,033
25,467		Walker & Dunlop, Inc	1,454,420
66,217		Washington Federal, Inc	2,102,390
8,319		Washington Trust Bancorp, Inc	460,873
13,586		Waterstone Financial, Inc	233,000
62,815		Webster Financial Corp	3,780,835
2,817,976		Wells Fargo & Co	146,422,033
24,078		WesBanco, Inc	1,054,616
8,543		West Bancorporation, Inc	208,022
16,202	e	Westamerica Bancorporation	904,234
61,594	*	Western Alliance Bancorp	3,632,814
14,761		Western New England Bancorp, Inc	159,419
34,071		Wintrust Financial Corp	3,047,651
100,521	*	WMIH Corp	137,714
18,740		WSFS Financial Corp	938,874
120,615		Zions Bancorporation	6,603,671
		TOTAL BANKS	1,181,028,947

CAPITAL GOODS - 7.4%
370,802		3M Co	72,080,201
94,868		A.O. Smith Corp	5,820,152
28,007		Aaon, Inc	952,238
18,634		AAR Corp	806,852
35,403		Actuant Corp (Class A)	833,741
28,491		Acuity Brands, Inc	3,412,367
26,456		Advanced Drainage Systems, Inc	666,691
106,463	*	Aecom Technology Corp	3,666,586
20,604	*	Aegion Corp	467,505
41,943	*	Aerojet Rocketdyne Holdings, Inc	1,171,887
12,168	*	Aerovironment, Inc	663,156
39,570		AGCO Corp	2,480,248
60,367		Air Lease Corp	2,516,700
28,457		Aircastle Ltd	557,757
5,579		Alamo Group, Inc	610,733
16,788		Albany International Corp (Class A)	993,010
152

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

62,666		Allegion plc	$4,836,562
4,289		Allied Motion Technologies, Inc	171,002
88,928		Allison Transmission Holdings, Inc	3,467,303
17,037		Altra Holdings, Inc	709,591
13,315	*	Ameresco, Inc	157,783
5,147	e	American Railcar Industries, Inc	195,329
8,323	*	American Woodmark Corp	684,151
143,179		Ametek, Inc	9,993,894
16,520		Apogee Enterprises, Inc	679,137
22,409		Applied Industrial Technologies, Inc	1,433,056
283,692		Arconic, Inc	5,052,555
8,366		Argan, Inc	334,640
13,258	*	Armstrong Flooring, Inc	163,736
25,823	*	Armstrong World Industries, Inc	1,446,088
12,493		Astec Industries, Inc	694,111
12,601	*	Astronics Corp	460,945
19,511	*	Atkore International Group, Inc	346,710
45,395	*,e	Axon Enterprise, Inc	1,905,682
15,135		AZZ, Inc	674,264
30,926		Barnes Group, Inc	1,717,321
49,003	*	Beacon Roofing Supply, Inc	2,398,697
8,477	*,e	Blue Bird Corp	201,329
37,920	*	BMC Stock Holdings, Inc	654,120
353,443		Boeing Co	117,894,447
24,834		Briggs & Stratton Corp	447,757
71,554	*	Builders FirstSource, Inc	1,304,429
56,175		BWX Technologies, Inc	3,808,665
13,856		Caesarstone Sdot-Yam Ltd	255,643
34,335	*	CAI International, Inc	771,851
37,078		Carlisle Cos, Inc	3,994,413
361,281		Caterpillar, Inc	52,154,525
18,364	*	Chart Industries, Inc	1,041,973
69,236	e	Chicago Bridge & Iron Co NV	1,045,464
9,365		CIRCOR International, Inc	396,795
53,007	*	Colfax Corp	1,643,747
12,683		Columbus McKinnon Corp	455,066
34,040		Comfort Systems USA, Inc	1,436,488
13,897	*	Commercial Vehicle Group, Inc	93,249
22,980	*	Continental Building Products Inc	645,738
35,477		Crane Co	2,967,296
8,785	*	CSW Industrials, Inc	380,830
14,643		Cubic Corp	904,205
99,408		Cummins, Inc	15,891,363
26,288		Curtiss-Wright Corp	3,365,916
205,985		Deere & Co	27,875,950
6,313		DMC Global, Inc	244,313
91,338		Donaldson Co, Inc	4,042,620
12,538		Douglas Dynamics, Inc	523,461
93,957		Dover Corp	8,709,814
6,696	*	Ducommun, Inc	194,787
10,037	*	DXP Enterprises, Inc	364,343
19,200	*	Dycom Industries, Inc	1,994,112
2,879		Eastern Co	81,764
153

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

282,422		Eaton Corp	$21,190,123
42,114		EMCOR Group, Inc	3,099,169
398,547		Emerson Electric Co	26,467,506
12,296		Encore Wire Corp	647,384
16,853	*,e	Energous Corp	302,680
22,942	*,e	Energy Recovery, Inc	194,778
26,254		EnerSys	1,799,974
11,326	*	Engility Holdings, Inc	287,907
12,465		EnPro Industries, Inc	936,745
1,987	e	EnviroStar, Inc	72,525
76,887		Equifax, Inc	8,615,188
15,138		ESCO Technologies, Inc	845,457
15,677	*	Esterline Technologies Corp	1,126,392
41,952	*	Evoqua Water Technologies Corp	857,079
181,886		Fastenal Co	9,092,481
33,618		Federal Signal Corp	728,166
78,051		Flowserve Corp	3,466,245
83,139		Fluor Corp	4,901,044
200,198		Fortive Corp	14,075,921
91,025		Fortune Brands Home & Security, Inc	4,978,157
6,903	*	Foundation Building Materials, Inc	96,987
27,409		Franklin Electric Co, Inc	1,123,769
8,864		Freightcar America, Inc	123,564
59,134	*	Gardner Denver Holdings, Inc	1,870,408
49,944	*	Gates Industrial Corp plc	782,123
22,741	e	GATX Corp	1,483,623
3,280	*	Gencor Industries, Inc	51,004
37,070	*	Generac Holdings, Inc	1,668,521
29,622		General Cable Corp	878,292
162,075		General Dynamics Corp	32,627,318
5,489,918		General Electric Co	77,243,146
18,290	*	Gibraltar Industries, Inc	642,893
12,442		Global Brass & Copper Holdings, Inc	373,260
16,669	*	GMS, Inc	519,406
9,996		Gorman-Rupp Co	314,674
110,430		Graco, Inc	4,857,816
4,428		Graham Corp	95,556
23,629		Granite Construction, Inc	1,237,687
41,979	*	Great Lakes Dredge & Dock Corp	193,103
16,268	e	Greenbrier Cos, Inc	713,352
17,223		Griffon Corp	342,738
23,245		H&E Equipment Services, Inc	751,976
5,911		Hardinge, Inc	108,408
75,960		Harris Corp	11,881,663
55,904	*	Harsco Corp	1,143,237
25,309	*	HC2 Holdings, Inc	129,076
127,212	*	HD Supply Holdings, Inc	4,924,377
18,846		HEICO Corp	1,655,621
37,580		HEICO Corp (Class A)	2,711,397
17,247	*	Herc Holdings, Inc	908,055
55,963		Hexcel Corp	3,719,861
37,134		Hillenbrand, Inc	1,721,161
154

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

478,467		Honeywell International, Inc	$69,224,605
32,789		Hubbell, Inc	3,405,466
28,694		Huntington Ingalls	6,978,668
2,730		Hurco Cos, Inc	120,666
16,633	*,e	Huttig Building Products, Inc	103,291
6,311		Hyster-Yale Materials Handling, Inc	449,343
50,175		IDEX Corp	6,706,390
6,045	*	IES Holdings, Inc	102,160
196,740		Illinois Tool Works, Inc	27,941,015
158,949		Ingersoll-Rand plc	13,334,232
11,465		Insteel Industries, Inc	344,294
62,664		ITT, Inc	3,063,643
79,796		Jacobs Engineering Group, Inc	4,635,350
39,702	*	JELD-WEN Holding, Inc	1,116,023
18,624		John Bean Technologies Corp	2,006,736
592,688		Johnson Controls International plc	20,074,343
6,396		Kadant, Inc	590,031
24,204		Kaman Corp	1,467,731
84,491		KBR, Inc	1,410,155
51,003		Kennametal, Inc	1,859,059
25,854	*,e	KEYW Holding Corp, The	200,110
30,935	*	KLX, Inc	2,420,045
50,967	*,e	Kratos Defense & Security Solutions, Inc	510,180
49,384		L3 Technologies, Inc	9,673,338
1,979	*	Lawson Products, Inc	45,814
12,629	*	Layne Christensen Co	178,195
5,584	*	LB Foster Co (Class A)	131,503
25,186		Lennox International, Inc	4,870,217
36,633		Lincoln Electric Holdings, Inc	3,035,777
6,104		Lindsay Corp	536,297
156,656		Lockheed Martin Corp	50,261,511
15,476		LSI Industries, Inc	94,868
10,065	*	Lydall, Inc	448,899
23,526	*	Manitowoc Co, Inc	579,916
190,343		Masco Corp	7,208,289
17,474	*	Masonite International Corp	1,060,672
42,500	*	Mastec, Inc	1,870,000
27,817	*	Mercury Systems, Inc	892,369
56,636	*	Meritor, Inc	1,102,703
34,321	*	Middleby Corp	4,318,955
40,189	*	Milacron Holdings Corp	724,608
6,321		Miller Industries, Inc	156,445
18,760	*	Moog, Inc (Class A)	1,537,757
53,304	*	MRC Global, Inc	998,384
26,269		MSC Industrial Direct Co (Class A)	2,270,692
52,759		Mueller Industries, Inc	1,433,990
134,495		Mueller Water Products, Inc (Class A)	1,316,706
9,096	*	MYR Group, Inc	272,880
3,644	e	National Presto Industries, Inc	348,913
29,558	*	Navistar International Corp	1,028,914
22,485	*	NCI Building Systems, Inc	393,487
15,388	*	Nexeo Solutions, Inc	156,804
16,369		NN, Inc	332,291
155

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

38,994		Nordson Corp	$5,014,628
102,442		Northrop Grumman Corp	32,990,422
5,316	*	Northwest Pipe Co	104,885
63,669	*,e	NOW, Inc	772,305
4,600	*	NV5 Holdings, Inc	270,710
1,327		Omega Flex, Inc	86,653
41,971		Orbital ATK, Inc	5,556,121
16,581	*	Orion Marine Group, Inc	100,481
50,020		Oshkosh Truck Corp	3,609,443
66,388		Owens Corning, Inc	4,347,750
218,719		PACCAR, Inc	13,925,839
82,919		Parker-Hannifin Corp	13,650,126
14,680	*	Patrick Industries, Inc	835,292
105,699		Pentair plc	7,111,429
29,257	*	PGT, Inc	510,535
209,447	*,e	Plug Power, Inc	383,288
6,494		Powell Industries, Inc	195,145
1,112		Preformed Line Products Co	74,782
22,842		Primoris Services Corp	584,527
14,711	*	Proto Labs, Inc	1,752,816
19,779		Quanex Building Products Corp	339,210
88,090	*	Quanta Services, Inc	2,862,925
21,162		Raven Industries, Inc	774,529
183,027		Raytheon Co	37,509,553
14,233	*	RBC Bearings, Inc	1,656,437
27,014		Regal-Beloit Corp	1,923,397
38,075		REV Group, Inc	687,254
6,544	*,e	Revolution Lighting Technologies, Inc	23,297
61,542	*	Rexnord Corp	1,693,020
82,655		Rockwell Automation, Inc	13,599,227
105,914		Rockwell Collins, Inc	14,037,842
64,492		Roper Industries, Inc	17,038,141
3,027	*	Rush Enterprises, Inc	117,781
17,896	*	Rush Enterprises, Inc (Class A)	730,694
109,991	*	Sensata Technologies Holding plc	5,578,743
33,323		Simpson Manufacturing Co, Inc	1,822,102
20,110	*,e	SiteOne Landscape Supply, Inc	1,377,535
34,074		Snap-On, Inc	4,949,248
12,882	*	Sparton Corp	237,931
76,154		Spirit Aerosystems Holdings, Inc (Class A)	6,120,497
24,807	*	SPX Corp	784,893
24,635	*	SPX FLOW, Inc	1,108,575
7,474		Standex International Corp	724,604
95,932		Stanley Works	13,583,012
16,609	*	Sterling Construction Co, Inc	184,858
16,629		Sun Hydraulics Corp	807,671
75,852	*,e	Sunrun, Inc	699,355
21,033	*	Teledyne Technologies, Inc	3,935,064
10,249		Tennant Co	758,426
49,177		Terex Corp	1,795,944
17,402	*	Textainer Group Holdings Ltd	299,314
169,807		Textron, Inc	10,551,807
156

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,128	*	The ExOne Company	$49,326
23,631	*	Thermon Group Holdings	538,550
40,509		Timken Co	1,731,760
30,879		Titan International, Inc	318,054
10,402	*	Titan Machinery, Inc	200,967
72,872		Toro Co	4,254,996
8,124	*	TPI Composites, Inc	184,009
31,040		TransDigm Group, Inc	9,950,493
18,823	*	Trex Co, Inc	1,955,333
26,769	*	Trimas Corp	725,440
89,617		Trinity Industries, Inc	2,856,094
31,950		Triton International Ltd	990,769
29,330		Triumph Group, Inc	693,654
29,117	*	Tutor Perini Corp	601,266
5,065	*	Twin Disc, Inc	111,835
54,388	*	United Rentals, Inc	8,158,200
472,454		United Technologies Corp	56,765,348
68,211	*	Univar, Inc	1,879,895
35,331		Universal Forest Products, Inc	1,126,352
51,661	*	USG Corp	2,078,322
13,150		Valmont Industries, Inc	1,868,615
8,033	*	Vectrus, Inc	289,188
7,397	*	Veritiv Corp	281,456
10,333	*	Vicor Corp	370,438
32,807		W.W. Grainger, Inc	9,230,249
41,244		Wabash National Corp	827,355
31,150	*	WABCO Holdings, Inc	4,018,038
52,802	e	Wabtec Corp	4,689,346
18,617		Watsco, Inc	3,116,858
16,293		Watts Water Technologies, Inc (Class A)	1,213,828
75,780	*	Welbilt, Inc	1,451,945
32,675	*	Wesco Aircraft Holdings, Inc	330,017
29,038	*	WESCO International, Inc	1,729,213
2,234	*	Willis Lease Finance Corp	73,007
31,545		Woodward Governor Co	2,269,347
113,765		Xylem, Inc	8,293,468
		TOTAL CAPITAL GOODS	1,292,345,671

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
32,504		ABM Industries, Inc	1,011,850
34,874	*	Acacia Research (Acacia Technologies)	127,290
63,113		ACCO Brands Corp	760,512
107,111		ADT, Inc	954,359
26,312	*	Advanced Disposal Services, Inc	579,917
25,420	*	ARC Document Solutions, Inc	55,924
4,484		Barrett Business Services, Inc	392,440
3,889		BG Staffing, Inc	74,163
29,178		Brady Corp (Class A)	1,062,079
27,159		Brink’s Co	2,004,334
22,286	*	Casella Waste Systems, Inc (Class A)	546,230
33,580	*	CBIZ, Inc	624,588
16,438		Ceco Environmental Corp	77,259
15,560	*	Cimpress NV	2,237,684
157

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

55,043		Cintas Corp	$9,373,823
30,478	*	Clean Harbors, Inc	1,395,892
131,899	*	Copart, Inc	6,737,401
22,625	*	CoStar Group, Inc	8,295,683
68,343		Covanta Holding Corp	1,018,311
4,620		CRA International, Inc	260,891
27,889		Deluxe Corp	1,911,512
22,036		Dun & Bradstreet Corp	2,540,971
64,481	*,†,m	Dyax Corp	71,574
19,239		Ennis, Inc	344,378
21,996		Essendant, Inc	163,650
16,519		Exponent, Inc	1,427,242
5,122		Forrester Research, Inc	203,856
6,764	*	Franklin Covey Co	165,042
22,868	*	FTI Consulting, Inc	1,335,491
5,783	*	GP Strategies Corp	120,576
51,155		Healthcare Services Group	1,976,118
11,273		Heidrick & Struggles International, Inc	424,428
8,509	*	Heritage-Crystal Clean, Inc	179,965
50,699		Herman Miller, Inc	1,556,459
23,226	*	Hill International, Inc	123,098
25,465		HNI Corp	850,276
20,177	*,e	Hudson Technologies, Inc	88,375
12,474	*	Huron Consulting Group, Inc	467,151
10,745		ICF International, Inc	720,990
243,220	*	IHS Markit Ltd	11,949,399
28,286	*	Innerworkings, Inc	285,689
21,330		Insperity, Inc	1,711,733
36,357		Interface, Inc	799,854
81,248		KAR Auction Services, Inc	4,224,084
19,171		Kelly Services, Inc (Class A)	560,943
13,273		Kforce, Inc	352,398
18,271		Kimball International, Inc (Class B)	301,837
27,546		Knoll, Inc	525,302
31,061		Korn/Ferry International	1,660,521
30,938		LSC Communications, Inc	540,796
41,108		Manpower, Inc	3,934,858
18,079		Matthews International Corp (Class A)	888,583
14,080		McGrath RentCorp	829,734
57,537	*,†,m	Media General, Inc	0
15,619	*	Mistras Group, Inc	304,102
26,465		Mobile Mini, Inc	1,111,530
19,423		MSA Safety, Inc	1,686,693
7,684		Multi-Color Corp	499,076
26,919	*	Navigant Consulting, Inc	575,797
232,362		Nielsen NV	7,307,785
8,636	*	NL Industries, Inc	66,065
29,950	*	On Assignment, Inc	2,414,869
110,155		Pitney Bowes, Inc	1,125,784
19,347		Quad Graphics, Inc	478,064
1,706	*,e	Red Violet, Inc	10,748
146,638		Republic Services, Inc	9,484,546
158

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,702		Resources Connection, Inc	$245,736
73,576		Robert Half International, Inc	4,469,742
61,334		Rollins, Inc	2,975,926
26,356		RPX Corp	285,435
42,800		RR Donnelley & Sons Co	361,660
10,123	*	SP Plus Corp	355,823
49,928		Steelcase, Inc (Class A)	661,546
48,982	*	Stericycle, Inc	2,875,733
18,215	*,e	Team, Inc	308,744
33,567		Tetra Tech, Inc	1,624,643
118,738	*	TransUnion	7,707,284
24,337	*	TriNet Group, Inc	1,257,006
43,920	*	TrueBlue, Inc	1,170,468
9,147		Unifirst Corp	1,469,008
12,458		US Ecology, Inc	664,011
97,173	*	Verisk Analytics, Inc	10,344,066
21,515		Viad Corp	1,091,886
4,920		VSE Corp	252,347
23,239	*	WageWorks, Inc	967,904
274,580		Waste Management, Inc	22,320,608
5,089	*	Willdan Group, Inc	145,545
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	167,447,693

CONSUMER DURABLES & APPAREL - 1.4%
18,634		Acushnet Holdings Corp	450,197
32,697	*,e	American Outdoor Brands Corp	359,667
6,685		Bassett Furniture Industries, Inc	194,199
19,664	*	Beazer Homes USA, Inc	288,667
53,261		Brunswick Corp	3,189,269
54,135		Callaway Golf Co	934,370
28,178		Carter’s, Inc	2,826,817
4,928	*	Cavco Industries, Inc	839,485
10,812	*	Century Communities, Inc	332,469
10,975	*	Clarus Corp	78,471
16,929		Columbia Sportswear Co	1,405,276
48,854	*	CROCS, Inc	771,893
6,375		CSS Industries, Inc	108,757
5,692		Culp, Inc	168,199
18,849	*	Deckers Outdoor Corp	1,757,858
4,690	*	Delta Apparel, Inc	84,842
219,021		DR Horton, Inc	9,667,587
3,755		Escalade, Inc	49,754
13,716		Ethan Allen Interiors, Inc	302,438
4,942		Flexsteel Industries, Inc	181,174
28,004	*,e	Fossil Group, Inc	418,660
73,589	*	Garmin Ltd	4,317,467
25,667	*	G-III Apparel Group Ltd	936,589
163,553	*,e	GoPro, Inc	827,578
11,271	*	Green Brick Partners, Inc	113,837
7,313		Hamilton Beach Brands Holding Co	162,714
238,752	e	Hanesbrands, Inc	4,409,749
73,374		Hasbro, Inc	6,463,516
16,056	*	Helen of Troy Ltd	1,431,392
159

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,855		Hooker Furniture Corp	$258,776
74,783	*	Hovnanian Enterprises, Inc (Class A)	150,314
15,160	*	Installed Building Products Inc	874,732
23,212	*,e	iRobot Corp	1,354,652
3,542		Johnson Outdoors, Inc	229,380
54,174		KB Home	1,438,320
28,186		La-Z-Boy, Inc	811,757
79,062		Leggett & Platt, Inc	3,205,964
10,114		Lennar Corp (B Shares)	431,767
161,737		Lennar Corp (Class A)	8,554,270
10,590	*,e	LGI Homes, Inc	732,828
15,694		Libbey, Inc	89,770
3,865		Lifetime Brands, Inc	45,993
63,702	*	Lululemon Athletica, Inc	6,357,460
28,865	*	M/I Homes, Inc	879,805
12,112	*	Malibu Boats Inc	408,174
6,903		Marine Products Corp	104,718
212,768	e	Mattel, Inc	3,148,966
11,600		MCBC Holdings, Inc	278,400
26,813		MDC Holdings, Inc	777,845
25,203	*	Meritage Homes Corp	1,121,533
96,116	*	Michael Kors Holdings Ltd	6,576,257
37,424	*	Mohawk Industries, Inc	7,854,549
9,860		Movado Group, Inc	388,977
2,602		Nacco Industries, Inc (Class A)	95,884
17,787	*	Nautilus, Inc	258,801
9,751	*	New Home Co Inc	97,315
306,699		Newell Rubbermaid, Inc	8,474,093
832,140		Nike, Inc (Class B)	56,910,055
2,019	*	NVR, Inc	6,258,900
9,639		Oxford Industries, Inc	742,589
7,374	*	Perry Ellis International, Inc	191,355
36,347	e	Polaris Industries, Inc	3,809,893
27,374		Pool Corp	3,799,785
166,324		Pulte Homes, Inc	5,049,597
46,358		PVH Corp	7,401,982
33,161		Ralph Lauren Corp	3,642,736
26,902	*,e	Sequential Brands Group, Inc	51,921
81,984	*	Skechers U.S.A., Inc (Class A)	2,336,544
35,135		Steven Madden Ltd	1,695,264
10,066	e	Sturm Ruger & Co, Inc	556,146
3,027		Superior Uniform Group, Inc	81,184
180,891		Tapestry, Inc	9,726,509
64,027	*	Taylor Morrison Home Corp	1,521,282
27,570	*,e	Tempur Sealy International, Inc	1,233,757
90,305		Toll Brothers, Inc	3,807,259
21,857	*	TopBuild Corp	1,742,003
92,669	*	TRI Pointe Homes, Inc	1,585,567
32,244		Tupperware Corp	1,436,793
121,392	*,e	Under Armour, Inc	1,863,367
109,448	*,e	Under Armour, Inc (Class A)	1,943,796
9,279	*	Unifi, Inc	274,751
160

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,832	*	Universal Electronics, Inc	$408,922
11,056	*	Vera Bradley, Inc	125,817
210,216		VF Corp	17,000,168
33,514	*	Vista Outdoor, Inc	561,359
2,514		Weyco Group, Inc	92,264
42,881		Whirlpool Corp	6,644,411
20,888	*	William Lyon Homes, Inc	561,052
55,856		Wolverine World Wide, Inc	1,673,446
16,971	*	Zagg, Inc	190,075
		TOTAL CONSUMER DURABLES & APPAREL	242,994,740

CONSUMER SERVICES - 2.3%
37,025	*	Adtalem Global Education, Inc	1,762,390
8,985	*	American Public Education, Inc	362,095
159,840		ARAMARK Holdings Corp	5,976,418
50,820	*	Belmond Ltd.	543,774
11,284		BJ’s Restaurants, Inc	630,211
56,586		Bloomin’ Brands, Inc	1,338,825
9,583	*	Bojangles’, Inc	141,349
49,052		Boyd Gaming Corp	1,629,017
9,845	*	Bridgepoint Education, Inc	57,495
38,164	*	Bright Horizons Family Solutions	3,621,000
29,561	e	Brinker International, Inc	1,288,564
87,185	*	Caesars Entertainment Corp	989,550
6,499	*	Cambium Learning Group, Inc	65,900
6,670		Capella Education Co	611,972
41,943	*	Career Education Corp	544,001
261,127		Carnival Corp	16,466,669
14,703		Carriage Services, Inc	382,719
34,276	*	Carrols Restaurant Group, Inc	353,043
11,016	*	Century Casinos, Inc	84,603
25,859	e	Cheesecake Factory	1,343,375
79,445	*	Chegg, Inc	1,843,918
15,561	*	Chipotle Mexican Grill, Inc (Class A)	6,587,438
25,535		Choice Hotels International, Inc	2,044,077
7,857		Churchill Downs, Inc	2,157,532
9,542	*	Chuy’s Holdings, Inc	272,901
2,954		Collectors Universe	46,289
11,365	e	Cracker Barrel Old Country Store, Inc	1,870,565
80,854		Darden Restaurants, Inc	7,508,102
24,272	*	Dave & Buster’s Entertainment, Inc	1,031,317
11,445	*	Del Frisco’s Restaurant Group, Inc	181,976
18,560	*	Del Taco Restaurants, Inc	207,130
52,667	*	Denny’s Corp	922,199
10,194		DineEquity, Inc	808,792
28,424		Domino’s Pizza, Inc	6,870,934
40,921	*	Drive Shack, Inc	222,201
55,189	e	Dunkin Brands Group, Inc	3,364,321
12,724	*	El Pollo Loco Holdings, Inc	127,240
27,396	*,e	Eldorado Resorts, Inc	1,109,538
1,317	*,e	Empire Resorts, Inc	25,089
112,787		Extended Stay America, Inc	2,208,369
14,165	*,e	Fiesta Restaurant Group, Inc	297,465
161

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,034	e	Golden Entertainment, Inc	$295,160
2,534		Graham Holdings Co	1,528,129
33,012	*	Grand Canyon Education, Inc	3,432,918
128,727		H&R Block, Inc	3,559,302
11,648	*	Habit Restaurants, Inc	117,645
55,229	*	Hilton Grand Vacations, Inc	2,374,847
175,730		Hilton Worldwide Holdings, Inc	13,854,553
60,193	*	Houghton Mifflin Harcourt Co	409,312
28,427		Hyatt Hotels Corp	2,185,183
62,864		ILG, Inc	2,145,548
70,296		International Game Technology plc	1,987,268
13,919		International Speedway Corp (Class A)	572,071
6,337	*	J Alexander’s Holdings, Inc	75,727
17,613		Jack in the Box, Inc	1,579,886
22,996	*	K12, Inc	351,839
47,163	*	La Quinta Holdings, Inc	921,565
232,493		Las Vegas Sands Corp	17,048,712
32,035	*	Laureate Education, Inc	452,334
11,522	*	Lindblad Expeditions Holdings, Inc	126,166
11,099		Marcus Corp	330,750
191,666		Marriott International, Inc (Class A)	26,196,909
13,008		Marriott Vacations Worldwide Corp	1,594,911
507,414		McDonald’s Corp	84,961,400
320,340		MGM Resorts International	10,065,083
6,193	*	Monarch Casino & Resort, Inc	264,193
1,566		Nathan’s Famous, Inc	128,334
10,355	*,e	Noodles & Co	75,074
133,200	*	Norwegian Cruise Line Holdings Ltd	7,122,204
15,702	e	Papa John’s International, Inc	973,524
52,037	*	Penn National Gaming, Inc	1,577,241
31,139	*	Pinnacle Entertainment, Inc	1,000,185
51,063		Planet Fitness, Inc	2,057,328
6,773	*	PlayAGS, Inc	153,138
17,991	*	Potbelly Corp	214,992
5,088		RCI Hospitality Holdings, Inc	138,343
7,530	*	Red Lion Hotels Corp	74,171
7,090	*	Red Robin Gourmet Burgers, Inc	442,062
44,070		Red Rock Resorts, Inc	1,330,473
28,824	*	Regis Corp	450,231
112,055		Royal Caribbean Cruises Ltd	12,123,230
17,188		Ruth’s Chris Steak House, Inc	461,498
31,711	*	Scientific Games Corp (Class A)	1,690,196
40,162	*,e	SeaWorld Entertainment, Inc	606,045
107,081		Service Corp International	3,909,527
89,123	*	ServiceMaster Global Holdings, Inc	4,509,624
12,555	*,e	Shake Shack, Inc	597,744
40,404	e	Six Flags Entertainment Corp	2,555,149
22,829	e	Sonic Corp	591,499
22,259	*	Sotheby’s (Class A)	1,175,275
10,246		Speedway Motorsports, Inc	180,842
877,586		Starbucks Corp	50,522,626
625	*	Steak N Shake Co	213,912
162

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,141		Strayer Education, Inc	$645,235
38,562		Texas Roadhouse, Inc (Class A)	2,471,053
24,490		Vail Resorts, Inc	5,615,802
19,161	*	Weight Watchers International, Inc	1,342,228
108,606		Wendy’s	1,818,064
16,728	e	Wingstop, Inc	817,330
60,858		Wyndham Worldwide Corp	6,950,592
51,704		Wynn Resorts Ltd	9,626,768
237,013		Yum China Holdings, Inc	10,134,676
217,400		Yum! Brands, Inc	18,935,540
12,793	*	Zoe’s Kitchen, Inc	188,697
		TOTAL CONSUMER SERVICES	407,752,226

DIVERSIFIED FINANCIALS - 4.0%
36,238		Affiliated Managers Group, Inc	5,974,197
19,777		AG Mortgage Investment Trust	349,657
265,786		AGNC Investment Corp	5,028,671
268,652		Ally Financial, Inc	7,011,817
458,292		American Express Co	45,256,335
92,154		Ameriprise Financial, Inc	12,920,912
739,688		Annaly Capital Management, Inc	7,670,565
56,490		Anworth Mortgage Asset Corp	267,198
65,689		Apollo Commercial Real Estate Finance, Inc	1,183,716
19,022		Ares Commercial Real Estate Corp	232,639
16,791	e	Arlington Asset Investment Corp (Class A)	192,089
24,514	*	ARMOUR Residential REIT, Inc	554,752
26,604		Artisan Partners Asset Management, Inc	855,319
2,529	e	Associated Capital Group, Inc	91,423
12,970	e	B. Riley Financial, Inc	267,830
621,878		Bank of New York Mellon Corp	33,898,570
139,630		BGC Partners, Inc (Class A)	1,865,457
79,387		BlackRock, Inc	41,400,320
36,692	*	Cannae Holdings, Inc	758,057
306,602		Capital One Financial Corp	27,784,273
53,268		Capstead Mortgage Corp	468,758
71,593		CBOE Holdings, Inc	7,644,701
756,288		Charles Schwab Corp	42,110,116
6,774		Cherry Hill Mortgage Investment Corp	119,358
141,797		Chimera Investment Corp	2,480,030
214,856		CME Group, Inc	33,878,494
13,010		Cohen & Steers, Inc	521,701
15,789	*,e	Cowen Group, Inc	244,730
6,601	*,e	Credit Acceptance Corp	2,183,875
170,450		CYS Investments, Inc	1,222,126
2,763		Diamond Hill Investment Group, Inc	539,945
224,889		Discover Financial Services	16,023,341
19,065	*	Donnelley Financial Solutions, Inc	350,796
50,081		Dynex Capital, Inc	329,533
163,646	*	E*TRADE Financial Corp	9,930,039
68,317		Eaton Vance Corp	3,715,762
27,220	*,e	Elevate Credit, Inc	207,961
6,721		Ellington Residential Mortgage REIT	76,418
14,043	*,e	Encore Capital Group, Inc	626,318
163

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

20,701	*	Enova International, Inc	$606,539
22,970		Evercore Partners, Inc (Class A)	2,325,713
28,844	*	Ezcorp, Inc (Class A)	395,163
22,835		Factset Research Systems, Inc	4,318,327
59,770		Federated Investors, Inc (Class B)	1,582,112
33,880		Financial Engines, Inc	1,512,742
27,184		FirstCash, Inc	2,356,853
205,399		Franklin Resources, Inc	6,909,622
92,507	e	Gain Capital Holdings, Inc	754,857
2,529		GAMCO Investors, Inc (Class A)	64,869
223,846		Goldman Sachs Group, Inc	53,349,217
24,702		Granite Point Mortgage Trust, Inc	411,041
8,967		Great Ajax Corp	120,516
27,401	*	Green Dot Corp	1,666,255
23,652	e	Greenhill & Co, Inc	480,136
7,789		Hamilton Lane, Inc	325,970
15,400		Houlihan Lokey, Inc	685,300
40,851		Interactive Brokers Group, Inc (Class A)	3,031,144
362,794		IntercontinentalExchange Group, Inc	26,288,053
10,938	*	INTL FCStone, Inc	490,241
255,871		Invesco Ltd	7,412,583
66,133		Invesco Mortgage Capital, Inc	1,073,339
19,357		Investment Technology Group, Inc	391,399
5,996		KKR Real Estate Finance Trust, Inc	118,181
44,989		Ladder Capital Corp	625,347
69,780		Ladenburg Thalmann Financial Services, Inc	231,670
70,806		Lazard Ltd (Class A)	3,853,263
49,924		Legg Mason, Inc	1,981,983
226,272	*	LendingClub Corp	608,672
191,382		Leucadia National Corp	4,600,823
54,799		LPL Financial Holdings, Inc	3,319,175
24,005		MarketAxess Holdings, Inc	4,768,113
3,292		Marlin Business Services Corp	90,201
298,452		MFA Mortgage Investments, Inc	2,244,359
18,139		Moelis & Co	975,878
107,778		Moody’s Corp	17,481,592
804,131		Morgan Stanley	41,509,242
13,425		Morningstar, Inc	1,457,687
57,040		MSCI, Inc (Class A)	8,546,303
26,768		MTGE Investment Corp	485,839
69,389		NASDAQ OMX Group, Inc	6,128,436
163,878		Navient Corp	2,173,022
11,469		Nelnet, Inc (Class A)	605,678
224,028		New Residential Investment Corp	3,916,009
62,301		New York Mortgage Trust, Inc	377,544
17,297	*,†,m	NewStar Financial, Inc	8,515
131,340		Northern Trust Corp	14,020,545
41,386		OM Asset Management plc	627,826
34,049	*	On Deck Capital, Inc	178,757
42,891	*	OneMain Holdings, Inc	1,323,187
5,171		Oppenheimer Holdings, Inc	138,841
94,930		Orchid Island Capital, Inc	664,510
164

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,588		Owens Realty Mortgage, Inc	$71,160
38,753		PennyMac Mortgage Investment Trust	681,665
12,455		Pico Holdings, Inc	150,083
8,397		Piper Jaffray Cos	588,210
11,640		PJT Partners, Inc	645,904
26,858	*,e	PRA Group, Inc	956,145
9,183		Pzena Investment Management, Inc (Class A)	80,443
83,463		Raymond James Financial, Inc	7,490,804
42,540		Redwood Trust, Inc	652,564
6,102	*	Regional Management Corp	200,573
26,209		Resource Capital Corp	255,800
161,066		S&P Global, Inc	30,377,048
15,919	*	Safeguard Scientifics, Inc	206,151
118,183		Santander Consumer USA Holdings, Inc	2,180,476
93,397		SEI Investments Co	5,905,492
3,516		Silvercrest Asset Management Group, Inc	54,146
255,019	*	SLM Corp	2,927,618
235,663		State Street Corp	23,514,454
39,511		Stifel Financial Corp	2,302,701
489,969		Synchrony Financial	16,252,272
151,155		T Rowe Price Group, Inc	17,204,462
188,908		TD Ameritrade Holding Corp	10,973,666
13,907		Tiptree Financial, Inc	88,309
5,267		TPG RE Finance Trust, Inc	104,234
135,635		Two Harbors Investment Corp	2,069,790
17,991	e	Virtu Financial, Inc	647,676
4,018		Virtus Investment Partners, Inc	463,476
108,120		Voya Financial, Inc	5,660,082
48,270	e	Waddell & Reed Financial, Inc (Class A)	976,985
25,006		Western Asset Mortgage Capital Corp	248,810
5,694		Westwood Holdings Group, Inc	330,138
67,611		WisdomTree Investments, Inc	714,648
3,416	*	World Acceptance Corp	350,140
11,796		ZAIS Financial Corp	169,862
		TOTAL DIVERSIFIED FINANCIALS	691,346,975

ENERGY - 5.9%
101,818	*	Abraxas Petroleum Corp	291,199
1,000		Adams Resources & Energy, Inc	45,800
346,940		Anadarko Petroleum Corp	23,356,001
100,042		Andeavor	13,837,809
136,960	*	Antero Resources Corp	2,602,240
238,192		Apache Corp	9,753,962
31,598	*,e	Approach Resources, Inc	87,842
12,791		Arch Coal, Inc	1,033,897
41,233		Archrock, Inc	445,316
17,854	*	Ardmore Shipping Corp	142,832
271,586		Baker Hughes a GE Co	9,806,970
10,873	*	Basic Energy Services, Inc	175,925
12,058	*	Bonanza Creek Energy, Inc	365,719
19,748	e	Bristow Group, Inc	316,955
46,151	*	C&J Energy Services, Inc	1,378,069
302,034		Cabot Oil & Gas Corp	7,221,633
165

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,477	*	Cactus, Inc	$415,635
28,426	*,e	California Resources Corp	723,442
133,621	*	Callon Petroleum Co	1,858,668
18,646	*,e	CARBO Ceramics, Inc	164,831
53,419	*,e	Carrizo Oil & Gas, Inc	1,072,119
94,455	*	Centennial Resource Development, Inc	1,747,418
134,408	*	Cheniere Energy, Inc	7,817,169
576,495	*,e	Chesapeake Energy Corp	1,712,190
1,201,158		Chevron Corp	150,276,877
58,801		Cimarex Energy Co	5,914,793
73,012	*	Clean Energy Fuels Corp	117,549
52,072	*	Cloud Peak Energy, Inc	166,110
136,081	*	CNX Resources Corp	2,022,164
92,762	*	Concho Resources, Inc	14,583,114
742,305		ConocoPhillips	48,620,978
16,824	*	CONSOL Energy, Inc	529,115
18,033	*	Contango Oil & Gas Co	67,263
53,203	*	Continental Resources, Inc	3,514,590
9,670	e	CVR Energy, Inc	333,615
62,136		Delek US Holdings, Inc	2,943,382
466,678	*	Denbury Resources, Inc	1,535,371
325,757	*	Devon Energy Corp	11,834,752
53,411		DHT Holdings, Inc	193,882
39,673	*,e	Diamond Offshore Drilling, Inc	729,586
62,945	*	Diamondback Energy, Inc	8,085,285
14,519	*	Dorian LPG Ltd	104,392
22,512	*	Dril-Quip, Inc	933,122
11,289	*	Earthstone Energy, Inc	115,486
58,591	*	Eclipse Resources Corp	77,926
58,074	*	Energen Corp	3,800,363
19,082	*	Energy XXI Gulf Coast, Inc	110,294
282,979	e	Ensco plc	1,598,831
363,403		EOG Resources, Inc	42,943,333
80,713	*,e	EP Energy Corp	148,512
160,201		EQT Corp	8,040,488
14,655	*	Era Group, Inc	154,610
19,088		Evolution Petroleum Corp	177,518
19,250	*	Exterran Corp	563,833
71,970	*,e	Extraction Oil & Gas, Inc	1,016,216
2,698,464	d	Exxon Mobil Corp	209,805,576
95,752	*,e	Fairmount Santrol Holdings, Inc	526,636
91,366	*	Forum Energy Technologies, Inc	1,151,212
30,866	e	Frank’s International NV	215,753
48,009	e	Frontline Ltd	207,879
14,414	*	FTS International, Inc	287,848
31,694	e	GasLog Ltd	534,044
103,381	*,e	Gastar Exploration, Inc	70,299
28,510	*	Gener8 Maritime, Inc	164,218
7,214	*	Geospace Technologies Corp	76,036
57,014	e	Golar LNG Ltd	1,833,000
23,488		Green Plains Renewable Energy, Inc	436,877
8,090		Gulf Island Fabrication, Inc	80,900
166

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

106,013	*	Gulfport Energy Corp	$985,921
112,598	*	Halcon Resources Corp	604,651
7,976		Hallador Energy Co	52,163
549,445		Halliburton Co	29,115,091
83,922	*	Helix Energy Solutions Group, Inc	647,878
65,160		Helmerich & Payne, Inc	4,531,878
173,433		Hess Corp	9,883,947
150,631	*	HighPoint Resources Corp	1,040,860
109,528		HollyFrontier Corp	6,647,254
26,120	*	Independence Contract Drilling, Inc	119,891
16,510	*	International Seaways, Inc	332,346
341	*	Isramco, Inc	36,027
34,163	*,e	Jagged Peak Energy, Inc	489,556
32,812	*	Keane Group, Inc	510,227
8,313	*	Key Energy Services, Inc	133,257
1,187,218		Kinder Morgan, Inc	18,781,789
136,699	*	Kosmos Energy LLC	962,361
111,357	*	Laredo Petroleum Holdings, Inc	1,224,927
8,330	*,e	Liberty Oilfield Services, Inc	166,100
51,346	*,e	Lilis Energy, Inc	212,059
5,084	*	Mammoth Energy Services, Inc	165,128
519,430		Marathon Oil Corp	9,479,598
307,829		Marathon Petroleum Corp	23,059,470
57,431	*	Matador Resources Co	1,880,291
14,810	*	Matrix Service Co	228,074
190,361	*,e	McDermott International, Inc	1,256,383
6,368	*	Midstates Petroleum Co, Inc	89,088
97,238		Murphy Oil Corp	2,927,836
199,839		Nabors Industries Ltd	1,520,775
245,145		National Oilwell Varco, Inc	9,479,757
6,634	*	Natural Gas Services Group, Inc	159,879
58,664	e	Navios Maritime Acq Corp	45,476
6,346	*,e	NCS Multistage Holdings, Inc	115,624
123,591	*	Newfield Exploration Co	3,683,012
52,482	*	Newpark Resources, Inc	551,061
5,502	*	Nine Energy Service, Inc	168,031
178,394	*,e	Noble Corp plc	833,100
304,521		Noble Energy, Inc	10,301,945
61,926	e	Nordic American Tanker Shipping	116,421
178,965	*	Oasis Petroleum, Inc	1,973,984
485,655		Occidental Petroleum Corp	37,521,705
57,947		Oceaneering International, Inc	1,230,794
32,391	*	Oil States International, Inc	1,164,456
245,471		Oneok, Inc	14,782,264
26,680	*	Overseas Shipholding Group, Inc	99,516
27,555	*	Pacific Ethanol, Inc	96,443
10,195		Panhandle Oil and Gas, Inc (Class A)	198,293
18,649	*	Par Pacific Holdings, Inc	314,609
157,555	*	Parsley Energy, Inc	4,731,377
123,382		Patterson-UTI Energy, Inc	2,642,842
70,183		PBF Energy, Inc	2,690,114
42,189	*	PDC Energy, Inc	2,258,799
39,523		Peabody Energy Corp	1,456,423
167

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,499	*	Penn Virginia Corp	$394,524
5,035	*	PHI, Inc	63,089
270,036		Phillips 66	30,057,707
52,631	*	Pioneer Energy Services Corp	181,577
108,213		Pioneer Natural Resources Co	21,810,330
33,899	*,e	ProPetro Holding Corp	620,352
158,924	*	Questar Market Resources, Inc	1,935,694
146,339		Range Resources Corp	2,026,795
3,496	*	Ranger Energy Services, Inc	28,842
23,511	*,e	Renewable Energy Group, Inc	303,292
16,445	*,e	Resolute Energy Corp	549,099
3,235	*	Rex American Resources Corp	241,913
9,517	*	RigNet, Inc	143,707
63,411	*	Ring Energy, Inc	1,060,232
69,709	*	Rowan Cos plc	1,006,598
35,391	e	RPC, Inc	637,392
78,106	*	RSP Permian, Inc	3,874,839
47,090	*,e	Sanchez Energy Corp	144,566
56,693	*	SandRidge Energy, Inc	824,316
880,935		Schlumberger Ltd	60,396,904
194,803		Scorpio Tankers, Inc	518,176
9,870	*	SEACOR Holdings, Inc	541,271
8,519	*	SEACOR Marine Holdings, Inc	201,815
16,005	*,e	Select Energy Services, Inc	240,875
39,242		SemGroup Corp	986,936
35,476	e	Ship Finance International Ltd	505,533
3,621	*	SilverBow Resources, Inc	110,984
72,606	e	SM Energy Co	1,738,914
15,814	*,e	Smart Sand, Inc	115,758
11,266	*,e	Solaris Oilfield Infrastructure, Inc	211,801
358,667	*	Southwestern Energy Co	1,470,535
140,628	*	SRC Energy, Inc	1,552,533
11,542	*	Stone Energy Corp	410,895
104,475	*	Superior Energy Services	1,121,017
140,955		Targa Resources Investments, Inc	6,620,656
33,452	e	Teekay Corp	295,047
108,417		Teekay Tankers Ltd (Class A)	124,680
48,249	*,e	Tellurian, Inc	459,330
76,754	*	Tetra Technologies, Inc	301,643
285,710	*,e	Transocean Ltd	3,534,233
130,059	*,e	Ultra Petroleum Corp	314,743
37,847	*	Unit Corp	858,370
78,040	*,e	Uranium Energy Corp	117,840
48,687		US Silica Holdings Inc	1,465,966
275,954		Valero Energy Corp	30,611,577
64,054	*	W&T Offshore, Inc	390,729
568,564	*,e	Weatherford International Ltd	1,677,264
59,270	*	Whiting Petroleum Corp	2,419,401
29,200	*,e	WildHorse Resource Development Corp	763,580
521,601		Williams Cos, Inc	13,420,794
41,030		World Fuel Services Corp	880,914
248,246	*	WPX Energy, Inc	4,242,524
		TOTAL ENERGY	1,031,246,122
168

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 1.2%
15,822		Andersons, Inc	$516,588
23,836		Casey’s General Stores, Inc	2,302,557
10,953	*	Chefs’ Warehouse Holdings, Inc	265,610
648,800		CVS Health Corp	45,305,704
9,040		Ingles Markets, Inc (Class A)	309,620
547,559		Kroger Co	13,793,011
11,075	*	Natural Grocers by Vitamin C	79,186
74,257	*	Performance Food Group Co	2,409,640
14,522		Pricesmart, Inc	1,272,127
720,996	*,e	Rite Aid Corp	1,204,063
17,098	*	Smart & Final Stores, Inc	87,200
22,898		Spartan Stores, Inc	416,286
98,907	*	Sprouts Farmers Market, Inc	2,475,642
23,576	*,e	SUPERVALU, Inc	412,816
306,703		Sysco Corp	19,181,206
33,150	*	United Natural Foods, Inc	1,492,413
124,698	*	US Foods Holding Corp	4,262,178
4,530		Village Super Market (Class A)	123,216
543,568		Walgreens Boots Alliance, Inc	36,120,094
912,321		Walmart, Inc	80,703,915
8,591		Weis Markets, Inc	395,358
		TOTAL FOOD & STAPLES RETAILING	213,128,430

FOOD, BEVERAGE & TOBACCO - 3.9%
1,581		Alico, Inc	51,066
1,213,103		Altria Group, Inc	68,067,209
346,184		Archer Daniels Midland Co	15,709,830
38,015	e	B&G Foods, Inc (Class A)	864,841
5,283	*	Boston Beer Co, Inc (Class A)	1,184,184
36,595		Brown-Forman Corp	1,953,075
151,931		Brown-Forman Corp (Class B)	8,514,213
92,748		Bunge Ltd	6,699,188
9,290	e	Calavo Growers, Inc	870,473
18,401	*	Cal-Maine Foods, Inc	896,129
105,728		Campbell Soup Co	4,311,588
47,721	*,e	Castle Brands, Inc	59,651
2,626		Coca-Cola Bottling Co Consolidated	442,192
2,452,932		Coca-Cola Co	105,991,192
248,730		ConAgra Foods, Inc	9,220,421
102,428		Constellation Brands, Inc (Class A)	23,879,040
277,586		Costco Wholesale Corp	54,728,856
8,358	*	Craft Brewers Alliance, Inc	161,309
97,213	*	Darling International, Inc	1,666,231
51,471		Dean Foods Co	443,165
112,066		Dr Pepper Snapple Group, Inc	13,443,437
6,862	*	Farmer Bros Co	194,538
128,053		Flowers Foods, Inc	2,895,278
29,673		Fresh Del Monte Produce, Inc	1,458,428
13,880	*	Freshpet, Inc	274,824
169

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

352,127		General Mills, Inc	$15,402,035
64,142	*	Hain Celestial Group, Inc	1,868,456
83,900		Hershey Co	7,713,766
178,526		Hormel Foods Corp	6,471,567
46,710	*,e	Hostess Brands, Inc	656,276
47,532		Ingredion, Inc	5,755,650
8,896		J&J Snack Foods Corp	1,222,399
69,516		J.M. Smucker Co	7,930,385
5,244		John B. Sanfilippo & Son, Inc	298,331
154,263		Kellogg Co	9,086,091
385,915		Kraft Heinz Co	21,757,888
89,298		Lamb Weston Holdings, Inc	5,832,945
12,827		Lancaster Colony Corp	1,610,943
15,115	*	Landec Corp	201,030
4,909		Limoneira Co	114,282
77,638		McCormick & Co, Inc	8,183,822
7,916	e	MGP Ingredients, Inc	758,274
109,706		Molson Coors Brewing Co (Class B)	7,815,455
920,433		Mondelez International, Inc	36,357,104
268,701	*	Monster Beverage Corp	14,778,555
6,956		National Beverage Corp	614,632
912,269		PepsiCo, Inc	92,084,433
988,081		Philip Morris International, Inc	81,022,642
31,849	*	Pilgrim’s Pride Corp	687,938
71,893		Pinnacle Foods, Inc	4,342,337
38,286	*	Post Holdings, Inc	3,046,417
17,194	*	Primo Water Corp	224,210
13,113		Sanderson Farms, Inc	1,457,641
152		Seaboard Corp	609,072
4,225	*	Seneca Foods Corp	116,399
17,233	e	Tootsie Roll Industries, Inc	492,002
32,688	*	TreeHouse Foods, Inc	1,258,488
2,787		Turning Point Brands, Inc	59,140
174,968		Tyson Foods, Inc (Class A)	12,265,257
14,272		Universal Corp	671,498
63,451		Vector Group Ltd	1,237,295
		TOTAL FOOD, BEVERAGE & TOBACCO	677,985,013

HEALTH CARE EQUIPMENT & SERVICES - 5.7%
8,642	*,e	AAC Holdings, Inc	97,914
13,292		Abaxis, Inc	884,848
1,077,781		Abbott Laboratories	62,651,410
25,264	*	Abiomed, Inc	7,603,201
50,952	*,e	Acadia Healthcare Co, Inc	1,812,872
79,763	*,e	Accuray, Inc	398,815
19,604		Aceto Corp	49,402
5,061	*	Addus HomeCare Corp	265,702
202,499		Aetna Inc	36,257,446
50,148	*	Align Technology, Inc	12,529,478
106,988	*	Allscripts Healthcare Solutions, Inc	1,243,201
17,157	*	Amedisys, Inc	1,133,906
7,602	*,e	American Renal Associates Holdings, Inc	111,369
99,671		AmerisourceBergen Corp	9,028,199
170

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

30,932	*	AMN Healthcare Services, Inc	$2,067,804
7,807		Analogic Corp	648,762
22,563	*	Angiodynamics, Inc	437,271
8,790	*	Anika Therapeutics, Inc	386,848
80,493	*	Antares Pharma, Inc	188,354
164,709		Anthem, Inc	38,869,677
27,085	*	athenahealth, Inc	3,317,100
19,168	*	AtriCure, Inc	426,105
924		Atrion Corp	574,820
16,645	*	AxoGen, Inc	662,471
318,170		Baxter International, Inc	22,112,815
167,067		Becton Dickinson & Co	38,737,825
69,052	*,e	BioScrip, Inc	181,607
23,907	*	BioTelemetry, Inc	913,247
865,123	*	Boston Scientific Corp	24,846,333
184,237	*	Brookdale Senior Living, Inc	1,333,876
21,488		Cantel Medical Corp	2,408,160
21,023	*	Capital Senior Living Corp	247,020
203,712		Cardinal Health, Inc	13,072,199
18,767	*	Cardiovascular Systems, Inc	428,826
42,185	*	Castlight Health, Inc	158,194
108,128	*	Centene Corp	11,740,538
184,099	*	Cerner Corp	10,723,767
67,628	*	Cerus Corp	351,666
9,270		Chemed Corp	2,857,199
149,083		Cigna Corp	25,615,441
9,256	*	Civitas Solutions, Inc	131,898
58,579	*,e	Community Health Systems, Inc	221,429
6,912		Computer Programs & Systems, Inc	206,323
31,127	*,e	ConforMIS, Inc	40,309
15,740		Conmed Corp	1,023,572
29,475		Cooper Cos, Inc	6,741,227
74,124	*,e	Corindus Vascular Robotics, Inc	77,089
6,574	*	Corvel Corp	322,455
36,110	*	Cotiviti Holdings, Inc	1,247,239
22,489	*	Cross Country Healthcare, Inc	282,912
18,522	*	CryoLife, Inc	415,819
7,715	*	Cutera, Inc	386,907
387,456		Danaher Corp	38,869,586
97,388	*	DaVita, Inc	6,114,993
145,080		Dentsply Sirona, Inc	7,303,327
52,770	*	DexCom, Inc	3,861,709
35,511	*	Diplomat Pharmacy, Inc	773,785
134,305	*	Edwards Lifesciences Corp	17,105,085
60,991		Encompass Health Corp	3,709,473
45,122	*	Endologix, Inc	194,476
34,076		Ensign Group, Inc	949,698
75,533	*	Envision Healthcare Corp	2,807,562
35,615	*,e	Evolent Health, Inc	587,647
359,429	*	Express Scripts Holding Co	27,208,775
3,477	*	FONAR Corp	98,921
28,572	*,e	Genesis Health Care, Inc	43,429
171

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

29,414	*,e	GenMark Diagnostics, Inc	$184,132
16,666	*,e	Glaukos Corp	561,311
45,408	*	Globus Medical, Inc	2,324,436
33,656	*	Haemonetics Corp	2,626,514
27,798	*	Halyard Health, Inc	1,316,791
177,161		HCA Holdings, Inc	16,961,394
38,706	*	HealthEquity, Inc	2,541,823
15,694		HealthStream, Inc	363,944
94,013	*	Henry Schein, Inc	7,144,988
3,805	*	Heska Corp	310,564
40,687		Hill-Rom Holdings, Inc	3,492,165
48,845	*	HMS Holdings Corp	879,698
169,344	*	Hologic, Inc	6,568,854
87,960		Humana, Inc	25,876,073
8,897	*	ICU Medical, Inc	2,239,375
55,729	*	Idexx Laboratories, Inc	10,838,733
10,066	*	Inogen Inc	1,415,078
37,208	*,e	Inovalon Holdings, Inc	392,544
40,170	*	Insulet Corp	3,454,620
18,714	*	Integer Holding Corp	1,027,399
37,403	*	Integra LifeSciences Holdings Corp	2,305,147
69,660	*	Intuitive Surgical, Inc	30,704,735
48,387		Invacare Corp	880,643
8,092	*	iRhythm Technologies, Inc	470,550
23,945	*	K2M Group Holdings, Inc	457,349
52,103	*	Kindred Healthcare, Inc	463,717
63,750	*	Laboratory Corp of America Holdings	10,885,312
19,163	*	Lantheus Holdings, Inc	341,101
8,430		LeMaitre Vascular, Inc	265,123
15,783	*	LHC Group, Inc	1,174,571
22,129	*	LifePoint Hospitals, Inc	1,059,979
30,530	*	LivaNova plc	2,710,453
15,743	*	Magellan Health Services, Inc	1,320,051
26,582	*	Masimo Corp	2,385,203
131,832		McKesson Corp	20,593,477
33,393	*	Medidata Solutions, Inc	2,382,924
54,339	*	MEDNAX, Inc	2,494,703
864,190		Medtronic plc	69,247,544
23,987		Meridian Bioscience, Inc	350,210
28,785	*	Merit Medical Systems, Inc	1,396,073
27,981	*	Molina Healthcare, Inc	2,329,418
9,809	*,e	NantHealth, Inc	33,449
6,883		National Healthcare Corp	421,790
6,001		National Research Corp	196,233
18,890	*	Natus Medical, Inc	624,315
30,193	*	Neogen Corp	2,057,653
16,325	*	Nevro Corp	1,458,802
57,920	*	Novocure Ltd	1,581,216
29,923	*	NuVasive, Inc	1,592,203
37,603	*	NxStage Medical, Inc	1,000,992
5,167	*,e	Obalon Therapeutics, Inc	19,893
22,201	*	Omnicell, Inc	956,863
33,121	*	OraSure Technologies, Inc	587,235
172

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,486	*	Orthofix International NV	$639,856
36,938		Owens & Minor, Inc	600,243
12,394	*	Oxford Immunotec Global plc	159,015
48,786		Patterson Cos, Inc	1,135,738
21,621	*	Penumbra, Inc	2,688,571
4,234	*,e	PetIQ, Inc	94,630
35,686	*	Premier, Inc	1,177,281
7,666	*	Providence Service Corp	581,696
6,493	*,e	Pulse Biosciences, Inc	114,212
30,773	*	Quality Systems, Inc	413,281
88,005		Quest Diagnostics, Inc	8,906,106
16,385	*	Quidel Corp	929,030
13,997	*,e	Quotient Ltd	58,367
55,655	*	R1 RCM, Inc	413,517
20,627	*	RadNet, Inc	273,308
90,080		Resmed, Inc	8,525,171
29,766	*,e	Rockwell Medical, Inc	157,462
22,692	*	RTI Biologics, Inc	99,845
63,869	*	Select Medical Holdings Corp	1,152,835
7,856	*,e	Sientra, Inc	103,542
5,924		Simulations Plus, Inc	97,450
23,114	*	Staar Surgical Co	375,603
51,232		STERIS Plc	4,842,449
218,603		Stryker Corp	37,035,720
23,513	*,e	Surgery Partners, Inc	376,208
8,004	*	SurModics, Inc	298,949
5,060	*,e	Tabula Rasa HealthCare, Inc	207,409
7,920	*,e	Tactile Systems Technology, Inc	275,695
36,394	*,e	Teladoc, Inc	1,564,942
29,478		Teleflex, Inc	7,896,567
57,657	*,e	Tenet Healthcare Corp	1,380,309
21,860	*	Tivity Health, Inc	785,867
13,646	*	Triple-S Management Corp (Class B)	386,864
609,697		UnitedHealth Group, Inc	144,132,371
51,687		Universal Health Services, Inc (Class B)	5,902,655
7,242		US Physical Therapy, Inc	660,833
1,453		Utah Medical Products, Inc	147,552
22,170	*	Varex Imaging Corp	797,898
56,064	*	Varian Medical Systems, Inc	6,480,438
72,138	*	Veeva Systems, Inc	5,059,038
20,213	*,e	ViewRay, Inc	149,172
8,904	*,e	Viveve Medical, Inc	30,630
38,299	*	Vocera Communications, Inc	960,156
27,340	*	WellCare Health Plans, Inc	5,609,074
45,004		West Pharmaceutical Services, Inc	3,969,803
61,013	*,e	Wright Medical Group NV	1,196,465
130,694		Zimmer Biomet Holdings, Inc	15,052,028
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	987,266,547

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
6,027	*	Central Garden & Pet Co	225,952
20,733	*	Central Garden and Pet Co (Class A)	736,021
173

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

148,333		Church & Dwight Co, Inc	$6,852,985
80,659		Clorox Co	9,453,235
553,943		Colgate-Palmolive Co	36,133,702
312,618		Coty, Inc	5,423,922
33,753	*	Edgewell Personal Care Co	1,486,820
11,683	*,e	elf Beauty, Inc	212,280
35,801		Energizer Holdings, Inc	2,053,545
137,958		Estee Lauder Cos (Class A)	20,430,200
40,741	*,e	Herbalife Ltd	4,307,546
69,498	*	HRG Group, Inc	781,158
10,519		Inter Parfums, Inc	538,573
221,163		Kimberly-Clark Corp	22,899,217
7,262		Medifast, Inc	728,960
3,678	e	Natural Health Trends Corp	68,264
3,786	*	Nature’s Sunshine Products, Inc	35,020
30,620		Nu Skin Enterprises, Inc (Class A)	2,178,613
2,506		Oil-Dri Corp of America	97,133
7,958	*,e	Orchids Paper Products Co	48,623
1,612,951		Procter & Gamble Co	116,680,875
7,898	*,e	Revlon, Inc (Class A)	180,074
14,300	e	Spectrum Brands, Inc	1,031,030
6,440	*	USANA Health Sciences, Inc	679,742
9,254		WD-40 Co	1,220,603
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	234,484,093

INSURANCE - 4.2%
485,794		Aflac, Inc	22,137,633
9,130		Alleghany Corp	5,246,737
225,187		Allstate Corp	22,027,792
26,461	*	AMBAC Financial Group, Inc	450,631
51,506		American Equity Investment Life Holding Co	1,555,481
46,055		American Financial Group, Inc	5,214,347
570,878		American International Group, Inc	31,969,168
6,022		American National Insurance Co	726,675
11,307		Amerisafe, Inc	670,505
65,244	e	Amtrust Financial Services, Inc	840,995
158,175		Aon plc	22,535,192
75,008	*	Arch Capital Group Ltd	6,010,391
19,203		Argo Group International Holdings Ltd	1,122,415
107,258		Arthur J. Gallagher & Co	7,506,987
34,620		Aspen Insurance Holdings Ltd	1,469,619
32,249		Assurant, Inc	2,993,352
69,909		Assured Guaranty Ltd	2,536,998
77,290	*	Athene Holding Ltd	3,787,210
4,444	*	Atlas Financial Holdings, Inc	46,662
48,171		Axis Capital Holdings Ltd	2,827,638
3,677		Baldwin & Lyons, Inc (Class B)	85,674
1,227,142	*	Berkshire Hathaway, Inc (Class B)	237,734,220
3,128	e	Blue Capital Reinsurance Holdings Ltd	36,285
52,497	*	Brighthouse Financial, Inc	2,665,798
144,054		Brown & Brown, Inc	3,922,590
294,839		Chubb Ltd	40,000,807
98,607		Cincinnati Financial Corp	6,936,016
174

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

31,572	*,e	Citizens, Inc (Class A)	$245,314
18,864		CNA Financial Corp	951,877
99,089		Conseco, Inc	2,124,468
5,375		Crawford & Co (Class B)	43,108
3,405		Donegal Group, Inc (Class A)	47,398
8,929	*	eHealth, Inc	168,222
4,643		EMC Insurance Group, Inc	120,625
18,685		Employers Holdings, Inc	764,217
7,653	*	Enstar Group Ltd	1,608,278
19,100		Erie Indemnity Co (Class A)	2,230,307
26,180		Everest Re Group Ltd	6,091,301
7,004		FBL Financial Group, Inc (Class A)	544,561
5,754		Federated National Holding Co	97,243
66,062		First American Financial Corp	3,376,429
169,240		FNF Group	6,233,109
298,151	*	Genworth Financial, Inc (Class A)	822,897
4,696		Global Indemnity Ltd	192,019
26,287	*	Greenlight Capital Re Ltd (Class A)	407,448
5,627	*	Hallmark Financial Services	57,789
26,165		Hanover Insurance Group, Inc	3,005,050
226,795		Hartford Financial Services Group, Inc	12,210,643
4,431	e	HCI Group, Inc	185,615
8,585	*,e	Health Insurance Innovations, Inc	244,673
16,953	e	Heritage Insurance Holdings, Inc	266,162
24,367		Horace Mann Educators Corp	1,089,205
2,780		Independence Holding Co	98,412
6,282		Infinity Property & Casualty Corp	829,224
737		Investors Title Co	143,494
14,984		James River Group Holdings Ltd	544,219
23,007		Kemper Corp	1,552,973
5,428		Kingstone Cos, Inc	92,819
8,879		Kinsale Capital Group, Inc	457,712
138,999		Lincoln National Corp	9,818,889
170,482		Loews Corp	8,943,486
43,492		Maiden Holdings Ltd	332,714
9,066	*	Markel Corp	10,244,943
329,003		Marsh & McLennan Cos, Inc	26,813,745
54,974	*,e	MBIA, Inc	468,378
16,040		Mercury General Corp	733,509
570,046		Metlife, Inc	27,174,093
27,414		National General Holdings Corp	706,459
1,359		National Western Life Group, Inc	431,360
13,002		Navigators Group, Inc	734,613
5,637	*	NI Holdings, Inc	92,165
145,255		Old Republic International Corp	2,963,202
32,334		Primerica, Inc	3,128,315
169,667		Principal Financial Group	10,047,680
31,715		ProAssurance Corp	1,500,120
366,578		Progressive Corp	22,100,988
272,412		Prudential Financial, Inc	28,962,844
38,937		Reinsurance Group of America, Inc (Class A)	5,817,188
23,260		RenaissanceRe Holdings Ltd	3,164,290
175

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

30,048		RLI Corp	$1,901,437
9,048		Safety Insurance Group, Inc	723,840
35,999		Selective Insurance Group, Inc	2,131,141
8,712		State Auto Financial Corp	272,076
12,147		Stewart Information Services Corp	506,651
64,069	*	Third Point Reinsurance Ltd	852,118
79,603		Torchmark Corp	6,904,764
171,052		Travelers Cos, Inc	22,510,443
13,355	*,e	Trupanion, Inc	350,969
12,910		United Fire & Casualty Co	649,244
11,578		United Insurance Holdings Corp	218,361
18,891		Universal Insurance Holdings, Inc	613,013
137,188		UnumProvident Corp	6,637,155
58,555		Validus Holdings Ltd	3,968,272
71,201		W.R. Berkley Corp	5,308,747
3,174		White Mountains Insurance Group Ltd	2,746,430
80,014		Willis Towers Watson plc	11,882,879
159,936		XL Group Ltd	8,890,842
		TOTAL INSURANCE	721,151,992

MATERIALS - 3.3%
16,652		A. Schulman, Inc	714,371
14,208	e	Advanced Emissions Solutions, Inc	156,572
17,585	*	AdvanSix, Inc	629,895
16,005	*	AgroFresh Solutions, Inc	110,755
136,286		Air Products & Chemicals, Inc	22,117,855
211,800	*,e	AK Steel Holding Corp	972,162
67,772		Albemarle Corp	6,571,173
113,839		Alcoa Corp	5,828,557
80,178	*,e	Allegheny Technologies, Inc	2,130,329
16,715		American Vanguard Corp	360,208
6,094		Ampco-Pittsburgh Corp	60,026
41,631		Aptargroup, Inc	3,892,498
16,303		Ardagh Group S.A.	331,277
37,102		Ashland Global Holdings, Inc	2,455,410
54,041		Avery Dennison Corp	5,664,037
126,532	*	Axalta Coating Systems Ltd	3,909,839
20,296		Balchem Corp	1,790,919
221,190		Ball Corp	8,867,507
56,604		Bemis Co, Inc	2,449,255
86,011	*	Berry Plastics Group, Inc	4,730,605
22,693		Boise Cascade Co	944,029
36,454		Cabot Corp	2,036,320
27,507		Carpenter Technology Corp	1,465,023
86,593		Celanese Corp (Series A)	9,410,061
37,727	*	Century Aluminum Co	659,091
142,624		CF Industries Holdings, Inc	5,533,811
4,412		Chase Corp	494,144
124,582		Chemours Co	6,031,015
8,958	*	Clearwater Paper Corp	211,857
197,223	*,e	Cleveland-Cliffs, Inc	1,463,395
107,546	*	Coeur Mining, Inc	814,123
68,795		Commercial Metals Co	1,445,383
176

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

20,016	e	Compass Minerals International, Inc	$1,347,077
4,140		Core Molding Technologies, Inc	64,170
79,805	*	Crown Holdings, Inc	3,977,481
36,951		Domtar Corp	1,622,149
1,487,914		DowDuPont, Inc	94,095,681
28,419		Eagle Materials, Inc	2,812,344
88,700		Eastman Chemical Co	9,054,496
165,173		Ecolab, Inc	23,912,095
49,029	*	Ferro Corp	1,079,128
48,283	*,m	Ferroglobe plc	0
37,890	*	Flotek Industries, Inc	135,267
88,063		FMC Corp	7,021,263
872,303		Freeport-McMoRan Copper & Gold, Inc (Class B)	13,267,729
16,373		FutureFuel Corp	191,564
43,904	*	GCP Applied Technologies, Inc	1,257,850
34,022	*	Gold Resource Corp	172,492
193,215		Graphic Packaging Holding Co	2,762,975
3,449		Greif, Inc	217,115
15,269		Greif, Inc (Class A)	893,542
29,833		H.B. Fuller Co	1,475,839
5,393		Hawkins, Inc	175,273
7,111		Haynes International, Inc	297,311
362,245		Hecla Mining Co	1,387,398
120,293		Huntsman Corp	3,581,123
25,275	*	Ingevity Corp	1,941,878
11,072		Innophos Holdings, Inc	458,159
14,071		Innospec, Inc	1,022,962
50,567		International Flavors & Fragrances, Inc	7,143,094
267,010		International Paper Co	13,767,036
60,041	*,e	Intrepid Potash, Inc	271,986
9,810		Kaiser Aluminum Corp	966,677
52,266		Kapstone Paper and Packaging Corp	1,798,996
109,974	*,e	Klondex Mines Ltd	269,436
7,811		KMG Chemicals, Inc	480,298
12,134	*	Koppers Holdings, Inc	531,469
17,666	*	Kraton Polymers LLC	806,806
36,059		Kronos Worldwide, Inc	830,799
86,255		Louisiana-Pacific Corp	2,443,604
29,781	*,e	LSB Industries, Inc	164,689
204,932		LyondellBasell Industries AF S.C.A	21,667,460
40,100		Martin Marietta Materials, Inc	7,810,277
11,708		Materion Corp	594,181
20,678		Minerals Technologies, Inc	1,427,816
283,290		Monsanto Co	35,516,067
215,152		Mosaic Co	5,798,346
14,780		Myers Industries, Inc	344,374
15,187		Neenah Paper, Inc	1,184,586
4,857		NewMarket Corp	1,843,474
324,074		Newmont Mining Corp	12,732,867
193,074		Nucor Corp	11,897,220
114,429		Olin Corp	3,454,612
5,609		Olympic Steel, Inc	131,531
177

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

23,656	*	Omnova Solutions, Inc	$257,850
99,597	*	Owens-Illinois, Inc	2,024,807
56,960		Packaging Corp of America	6,589,702
24,505		PH Glatfelter Co	511,909
133,138	*	Platform Specialty Products Corp	1,340,700
48,014		PolyOne Corp	2,009,386
159,601		PPG Industries, Inc	16,898,554
17,436	*	PQ Group Holdings, Inc	242,360
179,484		Praxair, Inc	27,374,900
13,410		Quaker Chemical Corp	1,971,136
6,570	*,e	Ramaco Resources, Inc	44,873
48,979	e	Rayonier Advanced Materials, Inc	1,048,151
47,942		Reliance Steel & Aluminum Co	4,215,061
40,647		Royal Gold, Inc	3,609,454
77,641		RPM International, Inc	3,750,060
11,161	*	Ryerson Holding Corp	112,168
15,318		Schnitzer Steel Industries, Inc (Class A)	451,115
30,442		Schweitzer-Mauduit International, Inc	1,188,151
25,930		Scotts Miracle-Gro Co (Class A)	2,167,229
109,250		Sealed Air Corp	4,790,613
34,138		Sensient Technologies Corp	2,275,298
51,837		Sherwin-Williams Co	19,058,391
43,089		Silgan Holdings, Inc	1,209,508
60,312		Sonoco Products Co	3,097,624
58,255	e	Southern Copper Corp (NY)	3,076,447
138,494		Steel Dynamics, Inc	6,205,916
11,667		Stepan Co	820,423
70,114	*	Summit Materials, Inc	1,973,008
36,794	*	SunCoke Energy, Inc	422,763
215,117		Tahoe Resources, Inc	1,082,039
54,824	*	TimkenSteel Corp	920,495
8,634	*	Trecora Resources	111,810
15,378		Tredegar Corp	270,653
28,275		Trinseo S.A.	2,062,661
61,570		Tronox Ltd	1,057,773
3,086	*	UFP Technologies, Inc	102,610
790		United States Lime & Minerals, Inc	59,029
108,791		United States Steel Corp	3,680,400
11,037	*,e	US Concrete, Inc	645,113
20,380		Valhi, Inc	169,154
144,186		Valvoline, Inc	2,924,092
21,933	*	Verso Corp	396,110
82,906		Vulcan Materials Co	9,259,771
19,635	e	Warrior Met Coal, Inc	456,514
21,394		Westlake Chemical Corp	2,288,516
160,309		WestRock Co	9,483,880
26,526	*	Worthington Industries, Inc	1,181,203
41,381		WR Grace and Co	2,832,116
		TOTAL MATERIALS	570,075,060

MEDIA - 2.4%
33,866	e	AMC Entertainment Holdings, Inc	590,962
32,087	*	AMC Networks, Inc	1,668,524
178

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,772		Cable One, Inc	$1,760,553
210,896		CBS Corp (Class B)	10,376,083
44,348	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	188,479
112,625	*	Charter Communications, Inc	30,554,036
76,058		Cinemark Holdings, Inc	2,979,192
42,653		Clear Channel Outdoor Holdings, Inc (Class A)	204,734
2,957,670		Comcast Corp (Class A)	92,841,261
444	*,e	Daily Journal Corp	100,588
98,670	*,e	Discovery Communications, Inc (Class A)	2,333,545
188,956	*	Discovery Communications, Inc (Class C)	4,198,602
133,775	*	DISH Network Corp (Class A)	4,488,151
10,766		Emerald Expositions Events, Inc	207,461
74,245	e	Entercom Communications Corp (Class A)	753,587
40,472		Entravision Communications Corp (Class A)	188,195
15,804	*,e	Eros International plc	169,103
34,134		EW Scripps Co (Class A)	379,911
12,801	*,e	Fluent, Inc	35,203
69,932		Gannett Co, Inc	676,242
67,046	*	GCI Liberty, Inc	2,990,252
46,648	*	Gray Television, Inc	527,122
8,888	*	Hemisphere Media Group, Inc	96,879
33,050	*	Imax Corp	766,760
256,932		Interpublic Group of Cos, Inc	6,061,026
28,198		John Wiley & Sons, Inc (Class A)	1,859,658
6,400	*	Liberty Braves Group (Class A)	140,608
19,152	*	Liberty Braves Group (Class C)	422,110
15,010	*	Liberty Broadband Corp (Class A)	1,057,905
67,629	*	Liberty Broadband Corp (Class C)	4,794,220
15,174	*	Liberty Media Group (Class A)	426,541
129,812	*,e	Liberty Media Group (Class C)	3,832,050
56,268	*	Liberty SiriusXM Group (Class A)	2,350,314
109,544	*	Liberty SiriusXM Group (Class C)	4,563,603
30,507	e	Lions Gate Entertainment Corp (Class A)	759,319
76,166		Lions Gate Entertainment Corp (Class B)	1,753,341
79,680	*	Live Nation, Inc	3,144,970
9,157	*	Loral Space & Communications, Inc	355,749
11,176	*	Madison Square Garden Co	2,715,992
32,089	*	MDC Partners, Inc	242,272
23,320	e	Meredith Corp	1,207,976
39,071	*	MSG Networks, Inc	800,956
44,059		National CineMedia, Inc	252,017
29,196		New Media Investment Group, Inc	484,070
74,084		New York Times Co (Class A)	1,737,270
236,092		News Corp	3,772,750
71,367		News Corp (Class B)	1,159,714
26,644		Nexstar Broadcasting Group, Inc (Class A)	1,658,589
146,400		Omnicom Group, Inc	10,783,824
7,081	*	Reading International, Inc	108,552
290	*,m	Rovi Guides, Inc	1,063
1,443		Saga Communications, Inc	53,535
5,940		Salem Communications	18,711
16,207		Scholastic Corp	670,970
179

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

46,442	e	Sinclair Broadcast Group, Inc (Class A)	$1,316,631
877,015	e	Sirius XM Holdings, Inc	5,551,505
126,403		TEGNA, Inc	1,336,080
493,968		Time Warner, Inc	46,828,166
8,496		Townsquare Media, Inc	64,740
50,784		Tribune Co	1,919,127
12,749	*	tronc, Inc	234,072
663,253		Twenty-First Century Fox, Inc	24,248,530
276,235		Twenty-First Century Fox, Inc (Class B)	9,963,796
8,994		Viacom, Inc	319,737
229,986		Viacom, Inc (Class B)	6,936,378
956,926		Walt Disney Co	96,008,386
20,147	*,e	WideOpenWest, Inc	127,531
36,851	e	World Wrestling Entertainment, Inc (Class A)	1,466,301
		TOTAL MEDIA	412,586,080

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
1,014,446		AbbVie, Inc	97,944,761
16,895	*,e	Abeona Therapeutics, Inc	294,818
58,781	*,e	Acadia Pharmaceuticals, Inc	929,328
15,807	*,e	Accelerate Diagnostics, Inc	350,915
22,422	*	Acceleron Pharma, Inc	782,752
34,070	*,e	Achaogen, Inc	487,542
68,529	*	Achillion Pharmaceuticals, Inc	258,354
12,928	*,e	Aclaris Therapeutics, Inc	229,472
25,648	*	Acorda Therapeutics, Inc	592,469
8,387	*,e	Adamas Pharmaceuticals, Inc	253,204
24,881	*,e	Aduro Biotech, Inc	171,679
21,624	*,e	Advaxis, Inc	34,598
28,635	*,e	Aerie Pharmaceuticals, Inc	1,466,112
49,954	*,e	Agenus, Inc	171,342
201,109		Agilent Technologies, Inc	13,220,906
32,593	*	Agios Pharmaceuticals, Inc	2,734,879
20,580	*	Aimmune Therapeutics, Inc	638,803
8,466	*,e	Akcea Therapeutics, Inc	221,047
25,837	*	Akebia Therapeutics, Inc	237,959
57,890	*	Akorn, Inc	835,353
38,617	*	Alder Biopharmaceuticals, Inc	548,361
135,906	*	Alexion Pharmaceuticals, Inc	15,986,623
93,897	*	Alkermes plc	4,156,820
212,020		Allergan plc	32,576,873
55,715	*	Alnylam Pharmaceuticals, Inc	5,266,739
48,770	*	AMAG Pharmaceuticals, Inc	1,002,223
457,873		Amgen, Inc	79,889,681
133,123	*	Amicus Therapeutics, Inc	1,883,690
20,985	*	Amphastar Pharmaceuticals, Inc	400,604
10,633	*	AnaptysBio, Inc	997,163
22,823	*,e	Anavex Life Sciences Corp	52,036
4,901	*	ANI Pharmaceuticals, Inc	290,874
4,319	*,e	Apellis Pharmaceuticals, Inc	104,131
22,407	*,e	Aratana Therapeutics, Inc	115,396
21,341	*	Ardelyx, Inc	102,437
35,537	*	Arena Pharmaceuticals, Inc	1,415,794
180

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,109	*,e	ARMO BioSciences, Inc	$109,382
118,487	*	Array Biopharma, Inc	1,606,684
9,664	*	Assembly Biosciences, Inc	420,191
20,476	*,e	Asterias Biotherapeutics, Inc	25,595
28,941	*,e	Atara Biotherapeutics, Inc	1,167,769
3,937	*,e	Athenex, Inc	63,031
58,796	*,e	Athersys, Inc	118,180
23,441	*	Audentes Therapeutics, Inc	875,756
20,406	*	Avexis, Inc	4,339,540
21,578	*,e	Axovant Sciences Ltd	23,088
17,456	*,e	Bellicum Pharmaceuticals, Inc	116,781
58,878	*,e	BioCryst Pharmaceuticals, Inc	289,680
135,137	*	Biogen Idec, Inc	36,973,483
19,616	*,e	Biohaven Pharmaceutical Holding Co Ltd	572,003
110,916	*	BioMarin Pharmaceutical, Inc	9,262,595
13,053	*	Bio-Rad Laboratories, Inc (Class A)	3,311,677
3,196	*	Biospecifics Technologies Corp	135,574
22,263		Bio-Techne Corp	3,359,709
58,473	*,e	BioTime, Inc	126,302
31,824	*	Bluebird Bio, Inc	5,414,854
25,386	*	Blueprint Medicines Corp	1,947,614
1,048,326		Bristol-Myers Squibb Co	54,649,234
61,566		Bruker BioSciences Corp	1,818,044
18,760	*	Calithera Biosciences, Inc	115,374
4,683	*,e	Calyxt, Inc	78,721
19,345	*	Cambrex Corp	1,024,318
16,808	*,e	Cara Therapeutics Inc	208,083
82,088	*	Catalent, Inc	3,374,638
77,535	*	Catalyst Pharmaceuticals, Inc	217,098
473,755	*	Celgene Corp	41,264,060
80,460	*	Celldex Therapeutics, Inc	59,540
29,162	*	Charles River Laboratories International, Inc	3,038,389
15,794	*	ChemoCentryx, Inc	172,628
21,968	*	Chimerix, Inc	100,613
14,720	*,e	Clearside Biomedical, Inc	179,290
35,425	*	Clovis Oncology, Inc	1,536,736
25,565	*	Codexis, Inc	287,606
24,160	*,e	Coherus Biosciences, Inc	292,336
15,024	*,e	Collegium Pharmaceutical, Inc	355,318
12,357	*	Concert Pharmaceuticals Inc	225,515
19,853	*,e	Contatus Pharmaceuticals, Inc	67,699
29,868	*,e	Corbus Pharmaceuticals Holdings, Inc	177,715
62,272	*,e	Corcept Therapeutics, Inc	1,038,697
11,798	*,e	Corium International, Inc	116,564
5,181	*,e	Corvus Pharmaceuticals, Inc	49,738
79,742	*	Curis, Inc	42,566
25,602	*	Cytokinetics, Inc	212,497
17,850	*	CytomX Therapeutics, Inc	469,455
5,176	*,e	Deciphera Pharmaceuticals, Inc	116,149
10,553	*,e	Denali Therapeutics, Inc	195,019
37,357	*	Depomed, Inc	234,602
22,403	*	Dermira, Inc	204,091
181

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,918	*,e	Dova Pharmaceuticals, Inc	$84,068
47,996	*	Durect Corp	97,432
44,189	*,e	Dynavax Technologies Corp	749,004
4,803	*,e	Eagle Pharmaceuticals, Inc	249,804
8,036	*,e	Edge Therapeutics, Inc	8,840
20,858	*	Editas Medicine, Inc	654,941
619,586		Eli Lilly & Co	50,229,837
20,309	*	Emergent Biosolutions, Inc	1,053,225
9,378	*	Enanta Pharmaceuticals, Inc	872,623
151,480	*	Endo International plc	867,980
25,927	*	Enzo Biochem, Inc	155,562
29,362	*	Epizyme, Inc	377,302
10,267	*	Esperion Thereapeutics, Inc	718,793
72,432	*	Exact Sciences Corp	3,622,324
199,485	*	Exelixis, Inc	4,153,278
26,096	*,e	Fate Therapeutics, Inc	263,570
41,426	*	FibroGen, Inc	1,882,812
16,343	*	Five Prime Therapeutics, Inc	273,745
19,552	*,e	Flexion Therapeutics Inc	487,236
20,232	*	Fluidigm Corp	119,369
23,221	*,e	Fortress Biotech, Inc	92,884
8,912	*,e	Foundation Medicine, Inc	680,431
8,058	*	G1 Therapeutics, Inc	309,024
15,937	*	Genocea Biosciences Inc	15,300
15,187	*	Genomic Health, Inc	481,884
90,586	*,e	Geron Corp	336,980
827,929		Gilead Sciences, Inc	59,801,312
32,776	*	Global Blood Therapeutics, Inc	1,447,060
70,019	*	Halozyme Therapeutics, Inc	1,325,460
33,227	*,e	Heron Therapeutics, Inc	1,006,778
131,091	*	Horizon Pharma plc	1,735,645
86,323	*,e	Idera Pharmaceuticals, Inc	132,074
92,289	*	Illumina, Inc	22,235,189
12,542	*	Immune Design Corp	46,405
59,581	*	Immunogen, Inc	654,795
62,332	*,e	Immunomedics, Inc	1,135,066
44,370	*	Impax Laboratories, Inc	834,156
109,393	*	Incyte Corp	6,775,802
44,745	*	Innoviva, Inc	648,802
46,720	*,e	Inovio Pharmaceuticals, Inc	205,101
45,555	*	Insmed, Inc	1,108,353
14,862	*,e	Insys Therapeutics, Inc	104,183
17,510	*,e	Intellia Therapeutics, Inc	350,550
10,783	*,e	Intercept Pharmaceuticals, Inc	733,352
15,261	*	Intersect ENT, Inc	609,677
25,367	*	Intra-Cellular Therapies, Inc	441,893
36,024	*,e	Intrexon Corp	654,916
24,220	*,e	Invitae Corp	133,937
76,619	*	Ionis Pharmaceuticals, Inc	3,296,916
45,546	*	Iovance Biotherapeutics, Inc	660,417
100,442	*	IQVIA Holdings, Inc	9,618,326
78,797	*	Ironwood Pharmaceuticals, Inc	1,427,802
1,717,103		Johnson & Johnson	217,196,359
182

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,284	*,e	Jounce Therapeutics, Inc	$170,568
11,080	*,e	Kala Pharmaceuticals, Inc	166,422
20,213	*	Karyopharm Therapeutics, Inc	264,386
53,731	*,e	Keryx Biopharmaceuticals, Inc	238,028
12,049	*	Kindred Biosciences Inc	110,248
11,168	*	Kura Oncology, Inc	169,195
10,263	*,e	La Jolla Pharmaceutical Co	297,832
17,227	*,e	Lannett Co, Inc	268,741
24,151	*,e	Lexicon Pharmaceuticals, Inc	199,246
12,196	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,888,551
13,417	*	Loxo Oncology, Inc	1,689,334
24,879		Luminex Corp	531,167
19,345	*	MacroGenics, Inc	446,096
4,126	*,e	Madrigal Pharmaceuticals, Inc	466,898
59,090	*,e	Mallinckrodt plc	768,170
31,229	*,e	Matinas BioPharma Holdings, Inc	13,841
43,700	*,e	Medicines Co	1,314,933
14,511	*,e	MediciNova, Inc	163,539
4,094	*	Medpace Holdings, Inc	151,437
6,201	*	Melinta Therapeutics, Inc	42,167
4,736	*	Menlo Therapeutics, Inc	37,935
8,672	e	Merrimack Pharmaceuticals, Inc	73,539
16,066	*	Mettler-Toledo International, Inc	8,995,835
61,638	*,e	MiMedx Group, Inc	506,048
18,543	*	Minerva Neurosciences, Inc	121,457
7,728	*	Miragen Therapeutics, Inc	53,014
45,240	*	Momenta Pharmaceuticals, Inc	940,992
336,544	*	Mylan NV	13,044,445
11,648	*	MyoKardia, Inc	575,411
38,856	*	Myriad Genetics, Inc	1,099,236
17,437	*	NanoString Technologies, Inc	165,651
18,507	*	NantKwest, Inc	72,177
17,265	*	Natera, Inc	192,159
98,284	*	Nektar Therapeutics	8,222,439
33,050	*,e	NeoGenomics, Inc	316,619
12,919	*,e	Neos Therapeutics, Inc	107,228
60,024	*	Neurocrine Biosciences, Inc	4,866,746
17,712	*,e	NewLink Genetics Corp	80,767
277,695	*,e	Novavax, Inc	433,204
8,461	*,e	Novelion Therapeutics, Inc	36,298
14,902	*	Nymox Pharmaceutical Corp	60,949
15,067	*,e	Ocular Therapeutix, Inc	94,771
26,167	*,e	Omeros Corp	375,496
196,749	*,e	Opko Health, Inc	598,117
3,489	*,e	Optinose, Inc	74,665
62,356	*,e	Organovo Holdings, Inc	77,321
24,833	*	Otonomy, Inc	93,124
59,760	*,e	Pacific Biosciences of California, Inc	154,181
23,605	*	Pacira Pharmaceuticals, Inc	781,325
13,353	*,e	Paratek Pharmaceuticals, Inc	142,877
105,806	*	PDL BioPharma, Inc	308,954
67,428	*	PerkinElmer, Inc	4,946,518
183

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

81,373		Perrigo Co plc	$6,358,486
3,772,490		Pfizer, Inc	138,110,859
11,800		Phibro Animal Health Corp	499,140
18,918	*	Pieris Pharmaceuticals, Inc	120,508
33,794	*	Portola Pharmaceuticals, Inc	1,220,977
29,446	*	PRA Health Sciences, Inc	2,419,578
30,855	*	Prestige Brands Holdings, Inc	908,371
45,235	*	Progenics Pharmaceuticals, Inc	294,480
6,534	*	Protagonist Therapeutics, Inc	56,454
26,485	*,e	Prothena Corp plc	317,820
24,566	*	PTC Therapeutics, Inc	681,215
24,701	*	Puma Biotechnology, Inc	1,574,689
151,301		QIAGEN NV	4,949,056
6,329	*	Ra Pharmaceuticals, Inc	38,417
22,511	*,e	Radius Health, Inc	679,832
6,470	*,e	Reata Pharmaceuticals, Inc	171,067
6,534	*	Recro Pharma, Inc	79,453
49,525	*	Regeneron Pharmaceuticals, Inc	15,039,752
16,693	*	REGENXBIO, Inc	623,484
22,367	*	Repligen Corp	827,579
22,069	*	Retrophin, Inc	553,932
17,437	*	Revance Therapeutics, Inc	487,364
5,025	*,e	Rhythm Pharmaceuticals, Inc	119,143
88,951	*	Rigel Pharmaceuticals, Inc	321,113
28,756	*	Sage Therapeutics, Inc	4,138,564
58,000	*	Sangamo Biosciences, Inc	916,400
42,916	*	Sarepta Therapeutics, Inc	3,277,066
1,739,606		Schering-Plough Corp	102,410,605
66,401	*	Seattle Genetics, Inc	3,399,067
6,811	*,e	Selecta Biosciences, Inc	79,825
13,791	*,e	Seres Therapeutics, Inc	105,777
2,839	*,e	Sienna Biopharmaceuticals, Inc	54,452
18,555	*,e	Spark Therapeutics, Inc	1,416,118
51,789	*	Spectrum Pharmaceuticals, Inc	824,481
15,058	*	Stemline Therapeutics, Inc	258,998
11,557	*	Strongbridge Biopharma plc	88,411
28,069	*	Supernus Pharmaceuticals, Inc	1,316,436
7,116	*	Syndax Pharmaceuticals, Inc	74,291
32,712	*	Syneos Health, Inc	1,246,327
204,718	*,e	Synergy Pharmaceuticals, Inc	319,360
7,302	*,e	Syros Pharmaceuticals, Inc	89,084
22,523	*,e	Teligent, Inc	67,569
22,066	*,e	TESARO, Inc	1,123,380
29,245	*	Tetraphase Pharmaceuticals, Inc	94,169
47,384	*,e	TG Therapeutics, Inc	679,960
98,843	*,e	TherapeuticsMD, Inc	543,636
24,583	*,e	Theravance Biopharma, Inc	591,713
253,369		Thermo Fisher Scientific, Inc	53,296,169
10,871	*,e	Tocagen, Inc	100,557
34,926	*	Trevena, Inc	64,962
27,493	*	Ultragenyx Pharmaceutical, Inc	1,397,744
26,591	*	United Therapeutics Corp	2,927,935
26,843	*	Vanda Pharmaceuticals, Inc	374,460
184

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

13,388	*,e	VBI Vaccines, Inc	$41,904
12,624	*	Veracyte, Inc	76,501
30,347	*	Versartis, Inc	45,521
161,412	*	Vertex Pharmaceuticals, Inc	24,721,862
18,905	*,e	Voyager Therapeutics, Inc	343,315
47,984	*	Waters Corp	9,040,665
6,872	*,e	WaVe Life Sciences Pte Ltd	305,460
10,835	*,e	XBiotech, Inc	52,116
22,218	*	Xencor Inc	644,100
113,551	*,e	ZIOPHARM Oncology, Inc	479,185
315,812		Zoetis, Inc	26,363,986
20,397	*	Zogenix, Inc	801,602
9,178	*,e	Zynerba Pharmaceuticals, Inc	94,258
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,329,737,190

REAL ESTATE - 3.7%
49,470		Acadia Realty Trust	1,167,492
16,935		Agree Realty Corp	827,783
38,455		Alexander & Baldwin, Inc	880,619
1,551		Alexander’s, Inc	610,086
63,389		Alexandria Real Estate Equities, Inc	7,896,368
7,073	*,e	Altisource Portfolio Solutions S.A.	193,659
24,247		American Assets Trust, Inc	813,972
80,961		American Campus Communities, Inc	3,166,385
148,410		American Homes 4 Rent	2,997,882
266,929		American Tower Corp	36,398,438
29,181		Americold Realty Trust	601,420
92,607		Apartment Investment & Management Co (Class A)	3,759,844
161,900		Apple Hospitality REIT, Inc	2,912,581
27,739		Armada Hoffler Properties, Inc	376,418
45,482		Ashford Hospitality Trust, Inc	312,916
7,271	*	AV Homes, Inc	121,062
86,187		AvalonBay Communities, Inc	14,048,481
25,429		Bluerock Residential Growth REIT, Inc	228,607
97,818		Boston Properties, Inc	11,876,083
14,987		BraeMar Hotels & Resorts, Inc	155,865
102,169		Brandywine Realty Trust	1,645,943
181,574		Brixmor Property Group, Inc	2,703,637
55,580		Camden Property Trust	4,746,532
44,465		CareTrust REIT, Inc	587,383
39,525		CatchMark Timber Trust Inc	515,406
126,478		CBL & Associates Properties, Inc	528,678
190,348	*	CBRE Group, Inc	8,624,668
55,619		Cedar Realty Trust, Inc	216,358
27,005		Chatham Lodging Trust	514,445
52,642		Chesapeake Lodging Trust	1,555,045
30,878		City Office REIT, Inc	351,392
8,070		Clipper Realty, Inc	66,093
332,765		Colony NorthStar, Inc	2,033,194
70,785		Columbia Property Trust, Inc	1,511,968
11,370		Community Healthcare Trust, Inc	289,935
1,845		Consolidated-Tomoka Land Co	113,504
185

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

69,903		CoreCivic, Inc	$1,409,244
7,510		CorEnergy Infrastructure Trust, Inc	289,435
21,638		Coresite Realty	2,252,516
57,962		Corporate Office Properties Trust	1,594,535
246,020		Cousins Properties, Inc	2,187,118
253,245		Crown Castle International Corp	25,544,823
127,181		CubeSmart	3,744,209
53,848		CyrusOne, Inc	2,885,714
55,257		DCT Industrial Trust, Inc	3,623,201
257,620		DDR Corp	1,867,745
116,981		DiamondRock Hospitality Co	1,292,640
125,473		Digital Realty Trust, Inc	13,261,241
94,111		Douglas Emmett, Inc	3,507,517
216,716		Duke Realty Corp	5,873,004
25,863		Easterly Government Properties, Inc	533,036
19,571		EastGroup Properties, Inc	1,757,084
45,129		Education Realty Trust, Inc	1,485,195
75,679		Empire State Realty Trust, Inc	1,318,328
36,762		Entertainment Properties Trust	2,022,645
49,637		Equinix, Inc	20,886,753
95,711	*	Equity Commonwealth	2,966,084
54,043		Equity Lifestyle Properties, Inc	4,818,474
221,538		Equity Residential	13,671,110
41,673		Essex Property Trust, Inc	9,988,601
80,031		Extra Space Storage, Inc	7,169,977
22,013		Farmland Partners, Inc	167,739
43,961		Federal Realty Investment Trust	5,092,882
69,108		First Industrial Realty Trust, Inc	2,149,950
149,070		Forest City Realty Trust, Inc	2,990,344
9,289	*,e	Forestar Group, Inc	202,500
60,508		Four Corners Property Trust, Inc	1,371,111
63,003		Franklin Street Properties Corp	490,163
32,062		Front Yard Residential Corp	314,849
3,792	*	FRP Holdings, Inc	218,040
137,710		Gaming and Leisure Properties, Inc	4,719,322
71,679		Geo Group, Inc	1,612,778
19,334		Getty Realty Corp	484,317
392,958		GGP, Inc	7,855,230
17,128		Gladstone Commercial Corp	297,000
11,147		Global Medical REIT, Inc	86,835
41,972	*	Global Net Lease, Inc	781,099
62,675		Government Properties Income Trust	782,811
94,481		Gramercy Property Trust	2,220,304
29,734		Hannon Armstrong Sustainable Infrastructure Capital, Inc	577,137
305,821		HCP, Inc	7,143,979
72,302		Healthcare Realty Trust, Inc	2,012,165
120,365		Healthcare Trust of America, Inc	3,007,921
24,001		Hersha Hospitality Trust	450,739
24,881		HFF, Inc (Class A)	874,318
60,002		Highwoods Properties, Inc	2,641,288
96,320		Hospitality Properties Trust	2,396,442
471,152		Host Marriott Corp	9,215,733
24,944	*	Howard Hughes Corp	3,374,923
186

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

92,081		Hudson Pacific Properties	$3,026,702
50,916		Independence Realty Trust, Inc	478,610
12,778		Industrial Logistics Properties Trust	262,205
74,305		Investors Real Estate Trust	396,046
174,229		Invitation Homes, Inc	4,031,659
170,996		Iron Mountain, Inc	5,803,604
42,667	*	iStar Financial, Inc	432,643
50,681		JBG SMITH Properties	1,868,608
7,808		Jernigan Capital, Inc	149,914
30,380		Jones Lang LaSalle, Inc	5,149,714
72,588		Kennedy-Wilson Holdings, Inc	1,375,543
57,223		Kilroy Realty Corp	4,101,172
246,796		Kimco Realty Corp	3,581,010
49,040		Kite Realty Group Trust	721,869
51,331		Lamar Advertising Co	3,270,298
67,290		LaSalle Hotel Properties	1,989,765
190,770		Lexington Realty Trust	1,533,791
87,286		Liberty Property Trust	3,650,301
29,791		Life Storage, Inc	2,634,716
36,898		LTC Properties, Inc	1,333,863
84,055		Macerich Co	4,843,249
53,595		Mack-Cali Realty Corp	920,226
11,927	*	Marcus & Millichap, Inc	407,426
7,317	*	Maui Land & Pineapple Co, Inc	77,926
19,966		MedEquities Realty Trust, Inc	203,454
225,051		Medical Properties Trust, Inc	2,876,152
67,655		Mid-America Apartment Communities, Inc	6,187,726
42,607		Monmouth Real Estate Investment Corp (Class A)	665,947
25,821		National Health Investors, Inc	1,762,800
91,447		National Retail Properties, Inc	3,478,644
26,590		National Storage Affiliates Trust	699,849
113,753		New Senior Investment Group, Inc	980,551
15,261	*	Newmark Group, Inc	230,441
15,282		NexPoint Residential Trust, Inc	409,405
42,044		NorthStar Realty Europe Corp	609,638
136,337		Omega Healthcare Investors, Inc	3,542,035
10,445		One Liberty Properties, Inc	248,173
88,304		Outfront Media, Inc	1,655,700
121,012		Paramount Group, Inc	1,736,522
104,501		Park Hotels & Resorts, Inc	3,007,539
44,469		Pebblebrook Hotel Trust	1,555,970
94,896		Pennsylvania REIT	918,593
105,403		Physicians Realty Trust	1,574,721
92,619		Piedmont Office Realty Trust, Inc	1,659,732
35,409		Potlatch Corp	1,835,957
58,412		Preferred Apartment Communities, Inc	859,241
331,840		Prologis, Inc	21,539,734
15,971		PS Business Parks, Inc	1,841,137
93,503		Public Storage, Inc	18,867,035
29,247		QTS Realty Trust, Inc	1,035,051
55,728	*	Quality Care Properties, Inc	1,224,344
5,622	*	Rafael Holdings, Inc	46,100
187

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

88,975		Ramco-Gershenson Properties	$1,063,251
82,533		Rayonier, Inc	3,069,402
11,274		Re/Max Holdings, Inc	610,487
100,110	e	Realogy Holdings Corp	2,483,729
178,131		Realty Income Corp	8,997,397
36,019	*,e	Redfin Corp	770,807
89,130		Regency Centers Corp	5,245,301
63,991		Retail Opportunities Investment Corp	1,100,645
135,381		Retail Properties of America, Inc	1,562,297
45,775		Rexford Industrial Realty, Inc	1,398,426
99,718		RLJ Lodging Trust	2,071,143
4,820		RMR Group, Inc	358,608
27,957		Ryman Hospitality Properties	2,191,270
111,619		Sabra Healthcare REIT, Inc	2,043,744
8,925		Safety Income and Growth, Inc	160,204
10,202		Saul Centers, Inc	488,166
76,140	*	SBA Communications Corp	12,199,912
43,118		Select Income REIT	817,517
140,036		Senior Housing Properties Trust	2,180,361
14,511		Seritage Growth Properties	516,156
198,228		Simon Property Group, Inc	30,990,966
58,741		SL Green Realty Corp	5,741,345
285,241		Spirit Realty Capital, Inc	2,296,190
58,121	*	St. Joe Co	1,002,587
55,753		STAG Industrial, Inc	1,369,851
180,898		Starwood Property Trust, Inc	3,791,622
106,687		STORE Capital Corp	2,691,713
2,960		Stratus Properties, Inc	92,500
60,222		Summit Hotel Properties, Inc	872,015
47,285		Sun Communities, Inc	4,437,697
166,818		Sunstone Hotel Investors, Inc	2,602,361
55,205		Tanger Factory Outlet Centers, Inc	1,211,750
37,797		Taubman Centers, Inc	2,115,876
11,919	*	Tejon Ranch Co	289,989
31,841		Terreno Realty Corp	1,182,893
28,976		Tier REIT, Inc	550,834
8,985	*,e	Trinity Place Holdings, Inc	58,852
162,104		UDR, Inc	5,860,060
30,625		UMH Properties, Inc	414,356
108,423		Uniti Group, Inc	1,953,782
7,722		Universal Health Realty Income Trust	462,779
60,996		Urban Edge Properties	1,254,688
18,865		Urstadt Biddle Properties, Inc (Class A)	374,848
225,400		Ventas, Inc	11,590,068
603,175		VEREIT, Inc	4,101,590
181,482		VICI Properties, Inc	3,299,343
110,038		Vornado Realty Trust	7,485,885
188,757		Washington Prime Group, Inc	1,221,258
46,360		Washington REIT	1,331,459
71,495		Weingarten Realty Investors	1,963,968
227,828		Welltower, Inc	12,175,128
465,193		Weyerhaeuser Co	17,109,799
23,692		Whitestone REIT	257,058
188

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

71,249		WP Carey, Inc	$4,549,249
85,806		Xenia Hotels & Resorts, Inc	1,766,746
		TOTAL REAL ESTATE	635,925,269

RETAILING - 6.0%
16,403	*	1-800-FLOWERS.COM, Inc (Class A)	208,318
37,731		Aaron’s, Inc	1,576,024
50,343		Abercrombie & Fitch Co (Class A)	1,289,788
42,419		Advance Auto Parts, Inc	4,854,855
255,934	*	Amazon.com, Inc	400,825,915
107,317		American Eagle Outfitters, Inc	2,219,316
4,627	*	America’s Car-Mart, Inc	246,619
11,279	*	Asbury Automotive Group, Inc	756,257
19,551	*	At Home Group, Inc	688,000
34,986	*	Autonation, Inc	1,616,003
17,276	*	AutoZone, Inc	10,789,207
23,718	*	Barnes & Noble Education, Inc	170,532
139,119		Barnes & Noble, Inc	772,110
89,357		Bed Bath & Beyond, Inc	1,560,173
156,919		Best Buy Co, Inc	12,009,011
14,456	e	Big 5 Sporting Goods Corp	121,430
26,619		Big Lots, Inc	1,129,977
31,128	*	Booking Holdings, Inc	67,796,784
39,409	*	Boot Barn Holdings, Inc	771,234
40,388	e	Buckle, Inc	930,943
9,924	*	Build-A-Bear Workshop, Inc	90,308
41,216	*	Burlington Stores, Inc	5,599,194
25,389		Caleres, Inc	830,982
21,385		Camping World Holdings, Inc	612,253
111,420	*	CarMax, Inc	6,963,750
10,682	*,e	Carvana Co	279,975
15,113		Cato Corp (Class A)	244,982
92,929		Chico’s FAS, Inc	922,785
11,246		Children’s Place Retail Stores, Inc	1,434,427
9,536		Citi Trends, Inc	292,088
15,288	*,e	Conn’s, Inc	389,844
10,028	*,e	Container Store Group, Inc	62,474
31,828		Core-Mark Holding Co, Inc	655,975
51,278		Dick’s Sporting Goods, Inc	1,696,789
9,130	e	Dillard’s, Inc (Class A)	680,641
169,899		Dollar General Corp	16,400,350
143,816	*	Dollar Tree, Inc	13,790,516
46,482		DSW, Inc (Class A)	1,036,549
5,857	*,e	Duluth Holdings, Inc	101,619
80,328		Expedia, Inc	9,248,966
47,203	*	Express Parent LLC	370,071
25,529		Finish Line, Inc (Class A)	346,429
32,039	*	Five Below, Inc	2,262,274
17,465	*	Floor & Decor Holdings, Inc	970,879
74,371		Foot Locker, Inc	3,203,903
22,283	*	Francesca’s Holdings Corp	110,301
8,284	*	FTD Cos, Inc	53,349
189

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,581	*,e	Funko, Inc	$57,847
5,079	*	Gaia, Inc	76,947
61,688	e	GameStop Corp (Class A)	842,041
147,279		Gap, Inc	4,306,438
16,911	*	Genesco, Inc	722,945
92,777		Genuine Parts Co	8,194,065
159,631	*,e	GNC Holdings, Inc	566,690
11,989		Group 1 Automotive, Inc	783,481
200,261	*	Groupon, Inc	929,211
35,754		Guess?, Inc	832,711
10,241		Haverty Furniture Cos, Inc	185,874
16,052	*,e	Hibbett Sports, Inc	436,614
752,212		Home Depot, Inc	139,008,778
21,880	*	Hudson Ltd	324,480
8,837	*	J. Jill, Inc	45,157
191,175	*,e	JC Penney Co, Inc	556,319
9,654	*	Kirkland’s, Inc	102,236
110,314		Kohl’s Corp	6,852,706
156,830		L Brands, Inc	5,474,935
8,582	*,e	Lands’ End, Inc	166,062
35,254	*	Liberty Expedia Holdings, Inc	1,438,363
40,826	*	Liberty TripAdvisor Holdings, Inc	375,599
15,208		Lithia Motors, Inc (Class A)	1,457,839
202,183	*	LKQ Corp	6,271,717
528,286		Lowe’s Companies, Inc	43,546,615
16,684	*,e	Lumber Liquidators, Inc	401,584
188,509		Macy’s, Inc	5,856,975
15,511	*	MarineMax, Inc	335,038
69,450	*	Michaels Cos, Inc	1,293,159
18,633	e	Monro Muffler, Inc	1,042,516
20,124	*	Murphy USA, Inc	1,259,159
10,279	*	National Vision Holdings, Inc	342,085
260,514	*	NetFlix, Inc	81,400,204
69,642		Nordstrom, Inc	3,521,099
17,620		Nutri/System, Inc	510,980
358,654		Office Depot, Inc	821,318
28,340	*	Ollie’s Bargain Outlet Holdings, Inc	1,762,748
52,970	*	O’Reilly Automotive, Inc	13,564,028
17,510	*	Overstock.com, Inc	667,131
18,067	*,e	Party City Holdco, Inc	284,555
24,318		Penske Auto Group, Inc	1,096,742
11,824	e	PetMed Express, Inc	395,631
47,634		Pier 1 Imports, Inc	106,224
288,493	*	Qurate Retail Group, Inc QVC Group	6,753,621
27,613	e	Rent-A-Center, Inc	279,167
13,659	*	RH	1,303,752
233,196		Ross Stores, Inc	18,853,897
77,360	*	Sally Beauty Holdings, Inc	1,337,554
8,648		Shoe Carnival, Inc	210,752
25,138	*	Shutterfly, Inc	2,034,167
39,286	e	Signet Jewelers Ltd	1,527,440
24,245	*	Sleep Number Corp	687,103
15,830		Sonic Automotive, Inc (Class A)	313,434
190

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

24,166	*,e	Sportsman’s Warehouse Holdings, Inc	$120,588
30,445		Tailored Brands, Inc	960,540
343,316		Target Corp	24,924,742
69,635		Tiffany & Co	7,160,567
22,443		Tile Shop Holdings, Inc	153,735
9,453		Tilly’s, Inc	105,968
402,856		TJX Companies, Inc	34,182,332
76,667		Tractor Supply Co	5,213,356
65,499	*,e	TripAdvisor, Inc	2,450,973
37,720	*	Ulta Beauty, Inc	9,464,325
52,170	*	Urban Outfitters, Inc	2,100,886
16,337	*,e	Vitamin Shoppe, Inc	80,868
22,843	*,e	Wayfair, Inc	1,423,119
51,509	e	Williams-Sonoma, Inc	2,462,130
1,341		Winmark Corp	174,732
18,009	*	Zumiez, Inc	421,411
		TOTAL RETAILING	1,041,902,174

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
10,888	*,e	Acacia Communications, Inc	306,497
31,544	*	Advanced Energy Industries, Inc	1,878,445
550,548	*,e	Advanced Micro Devices, Inc	5,989,962
9,438	*	Alpha & Omega Semiconductor Ltd	143,080
19,162	*,e	Ambarella, Inc	892,758
61,372	*	Amkor Technology, Inc	508,160
233,309		Analog Devices, Inc	20,379,541
661,916		Applied Materials, Inc	32,877,368
4,626	*,e	Aquantia Corp	54,633
18,274	*	Axcelis Technologies, Inc	402,028
24,099	*	AXT, Inc	140,979
257,472		Broadcom, Inc	59,069,226
40,434		Brooks Automation, Inc	1,005,998
16,131		Cabot Microelectronics Corp	1,636,490
41,206	*	Cavium, Inc	3,090,862
13,231	*	Ceva, Inc	431,331
38,259	*	Cirrus Logic, Inc	1,395,306
16,514		Cohu, Inc	353,400
57,792	*	Cree, Inc	2,156,797
5,464	*,e	CyberOptics Corp	83,326
200,629		Cypress Semiconductor Corp	2,925,171
23,408	*	Diodes, Inc	668,298
9,301	*	DSP Group, Inc	111,147
83,733		Entegris, Inc	2,696,203
50,855	*	First Solar, Inc	3,606,128
42,249	*	Formfactor, Inc	484,807
7,159	*	GSI Technology, Inc	52,475
11,289	*,e	Ichor Holdings Ltd	249,487
10,897	*,e	Impinj, Inc	133,924
24,850	*,e	Inphi Corp	710,213
95,864	*	Integrated Device Technology, Inc	2,667,895
3,000,396		Intel Corp	154,880,442
99,445		Kla-Tencor Corp	10,117,534
191

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

35,455	*,e	Kopin Corp	$117,356
102,469		Lam Research Corp	18,962,913
78,715	*	Lattice Semiconductor Corp	426,635
24,464	*,e	MA-COM Technology Solutions	406,592
246,481		Marvell Technology Group Ltd	4,944,409
179,797		Maxim Integrated Products, Inc	9,798,936
36,698	*	MaxLinear, Inc	819,466
143,398	e	Microchip Technology, Inc	11,996,677
693,244	*	Micron Technology, Inc	31,875,359
77,640	*	Microsemi Corp	5,022,532
36,678		MKS Instruments, Inc	3,755,827
23,668		Monolithic Power Systems, Inc	2,771,523
14,643	*	Nanometrics, Inc	363,439
21,727	*,e	NeoPhotonics Corp Ltd	111,677
2,815		NVE Corp	238,065
367,455		NVIDIA Corp	82,640,629
217,988	*	NXP Semiconductors NV	22,866,941
270,651	*	ON Semiconductor Corp	5,975,974
15,548	*	PDF Solutions, Inc	173,360
39,785	*	Photronics, Inc	304,355
21,367	*	Pixelworks, Inc	91,451
16,742		Power Integrations, Inc	1,135,108
84,802	*	Qorvo, Inc	5,715,655
945,538		QUALCOMM, Inc	48,231,893
63,063	*	Rambus, Inc	851,350
18,943	*	Rudolph Technologies, Inc	480,205
38,569	*	Semtech Corp	1,515,762
14,732	*	Sigma Designs, Inc	92,812
24,892	*	Silicon Laboratories, Inc	2,312,467
116,638		Skyworks Solutions, Inc	10,119,513
13,282	*	SMART Global Holdings, Inc	519,990
39,501	*,e	SunPower Corp	336,944
117,985		Teradyne, Inc	3,840,412
629,993		Texas Instruments, Inc	63,900,190
47,103	*	Ultra Clean Holdings	824,774
27,685	*	Veeco Instruments, Inc	427,733
77,635		Versum Materials, Inc	2,731,199
30,275	*	Xcerra Corp	365,722
163,590		Xilinx, Inc	10,509,022
28,708		Xperi Corp	631,576
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	670,306,354

SOFTWARE & SERVICES - 14.3%
28,595	*	2U, Inc	2,301,612
51,088	*	8x8, Inc	1,034,532
42,020	*	A10 Networks, Inc	256,322
395,401		Accenture plc	59,784,631
87,470	*	ACI Worldwide, Inc	2,033,677
469,633		Activision Blizzard, Inc	31,160,150
45,760	*	Acxiom Corp	1,188,845
314,078	*	Adobe Systems, Inc	69,599,685
107,558	*	Akamai Technologies, Inc	7,706,531
12,055	*	Alarm.com Holdings, Inc	486,781
192

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

31,889		Alliance Data Systems Corp	$6,475,061
189,619	*	Alphabet, Inc (Class A)	193,142,121
192,615	*	Alphabet, Inc (Class C)	195,953,018
13,927	*,e	Alteryx, Inc	435,219
14,773	*	Amber Road, Inc	136,798
96,710		Amdocs Ltd	6,503,747
15,388	*	American Software, Inc (Class A)	196,351
52,473	*	Ansys, Inc	8,482,785
5,019	*	Appfolio, Inc	240,661
12,589	*	Apptio, Inc	371,501
45,279	*	Aspen Technology, Inc	3,973,232
54,698	*	Atlassian Corp plc	3,061,994
130,412	*	Autodesk, Inc	16,418,871
284,042		Automatic Data Processing, Inc	33,539,679
8,774	*,e	Benefitfocus, Inc	264,975
86,126	*	Black Knight, Inc	4,190,030
28,128		Blackbaud, Inc	2,952,315
31,948	*	Blackhawk Network Holdings, Inc	1,434,465
21,638	*	Blackline, Inc	895,813
26,366	*	Blucora, Inc	685,516
86,043		Booz Allen Hamilton Holding Co	3,409,884
24,238	*	Bottomline Technologies, Inc	957,886
46,880	*	Box, Inc	1,071,677
13,975	*	Brightcove, Inc	134,859
71,291		Broadridge Financial Solutions, Inc	7,643,108
204,159		CA, Inc	7,104,733
14,315	*	CACI International, Inc (Class A)	2,162,281
168,544	*	Cadence Design Systems, Inc	6,751,873
14,005	*	Carbonite, Inc	435,555
26,279	*	Cardtronics plc	689,824
8,834	*	Care.com, Inc	137,810
42,198	*,e	Cars.com, Inc	1,201,799
7,368		Cass Information Systems, Inc	445,617
79,121		CDK Global, Inc	5,161,854
18,244	*	ChannelAdvisor Corp	242,645
98,917	*	Citrix Systems, Inc	10,179,548
57,875	*	Cloudera, Inc	824,719
373,536		Cognizant Technology Solutions Corp (Class A)	30,562,715
16,529	*	CommerceHub, Inc	374,712
7,879	*	CommerceHub, Inc (Series A)	178,617
23,671	*	Commvault Systems, Inc	1,655,786
110,823	*	Conduent, Inc	2,156,616
55,341		Convergys Corp	1,292,766
31,326	*	Cornerstone OnDemand, Inc	1,382,416
18,120	*	Coupa Software, Inc	840,224
19,688		CSG Systems International, Inc	842,449
129,823	*	Dell Technologies, Inc-VMware Inc	9,317,397
33,306	*	DHI Group, Inc	46,628
6,054	*,e	Digimarc Corp	174,658
181,300		DXC Technology Co	18,684,778
605,102	*	eBay, Inc	22,921,264
13,863	e	Ebix, Inc	1,074,382
193

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

189,643	*	Electronic Arts, Inc	$22,374,081
19,849	*	Ellie Mae, Inc	1,922,773
35,390	*	Endurance International Group Holdings, Inc	260,116
25,034	*	Envestnet, Inc	1,359,346
34,064	*	EPAM Systems, Inc	3,895,218
71,849	*	Etsy, Inc	2,151,159
29,451	*	Euronet Worldwide, Inc	2,300,418
9,697	*	Everbridge, Inc	362,183
35,393	*	Everi Holdings, Inc	226,869
34,012		EVERTEC, Inc	620,719
24,960	*	ExlService Holdings, Inc	1,442,938
1,505,697	*	Facebook, Inc	258,979,884
20,745	*	Fair Isaac Corp	3,592,619
207,827		Fidelity National Information Services, Inc	19,737,330
108,157	*	FireEye, Inc	1,952,234
49,450	*	First American Corp	2,447,775
287,678	*	First Data Corp	5,206,972
273,830	*	Fiserv, Inc	19,403,594
31,734	*	Five9, Inc	932,028
56,140	*	FleetCor Technologies, Inc	11,636,699
3,118	*	ForeScout Technologies, Inc	99,745
96,465	*	Fortinet, Inc	5,340,302
55,903	*	Gartner, Inc	6,780,475
90,499		Genpact Ltd	2,886,013
95,258		Global Payments, Inc	10,768,917
66,585	*	Glu Mobile, Inc	291,642
74,763	*	GoDaddy, Inc	4,826,699
46,486	*,e	Gogo, Inc	437,898
52,993	*,e	GrubHub, Inc	5,359,712
17,771	*	GTT Communications, Inc	853,897
44,997	*	Guidewire Software, Inc	3,807,646
15,855		Hackett Group, Inc	257,010
28,899	*	Hortonworks, Inc	489,260
21,269	*	HubSpot, Inc	2,252,387
44,913	*	IAC/InterActiveCorp	7,282,194
20,125	*	Imperva, Inc	900,594
16,246	*	Information Services Group, Inc	70,508
13,193	*	Instructure, Inc	534,976
11,417	*	Internap Corp	134,835
539,568		International Business Machines Corp	78,215,777
155,318		Intuit, Inc	28,701,213
26,986		j2 Global, Inc	2,142,149
53,425		Jack Henry & Associates, Inc	6,383,219
7,079	*	Leaf Group Ltd	52,031
86,712		Leidos Holdings, Inc	5,569,512
43,337	*	Limelight Networks, Inc	223,619
10,535	*	Liquidity Services, Inc	67,951
33,193	*	Liveperson, Inc	557,642
35,268		LogMeIn, Inc	3,886,534
41,465	*	Manhattan Associates, Inc	1,785,483
14,916		Mantech International Corp (Class A)	881,386
589,415		MasterCard, Inc (Class A)	105,075,012
22,379	*,e	Match Group, Inc	1,054,498
194

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

45,504		MAXIMUS, Inc	$3,077,435
37,013	*	Meet Group, Inc	88,091
4,777,005		Microsoft Corp	446,745,508
8,417	*	MicroStrategy, Inc (Class A)	1,072,831
24,855	*	MINDBODY, Inc	985,501
17,947	*	Mitek Systems, Inc	139,089
32,597	*	MobileIron, Inc	151,576
17,396	*	Model N, Inc	298,341
19,163	*	MoneyGram International, Inc	167,485
24,907		Monotype Imaging Holdings, Inc	551,690
13,781	*	MuleSoft, Inc	614,357
17,655	*	New Relic, Inc	1,233,908
38,030		NIC, Inc	564,745
176,191	*	Nuance Communications, Inc	2,593,532
67,533	*	Nutanix, Inc	3,416,494
11,290	*	Okta, Inc	483,325
1,856,713		Oracle Corp	84,796,083
144,417	*,e	Pandora Media, Inc	810,179
3,781	*,e	Park City Group, Inc	29,870
208,817		Paychex, Inc	12,648,046
34,022	*,e	Paycom Software, Inc	3,885,653
15,636	*	Paylocity Holding Corp	854,195
717,183	*	PayPal Holdings, Inc	53,509,024
21,297		Pegasystems, Inc	1,300,182
21,147	*	Perficient, Inc	522,965
12,908	*	Presidio, Inc	197,751
29,292		Progress Software Corp	1,081,754
25,785	*	Proofpoint, Inc	3,041,083
21,655	*	PROS Holdings, Inc	639,256
74,516	*	PTC, Inc	6,136,393
17,944	*	Q2 Holdings, Inc	883,742
5,552		QAD, Inc (Class A)	249,285
19,062	*	Qualys, Inc	1,466,821
21,071	*	QuinStreet, Inc	236,838
92,949	*	Quotient Technology, Inc	1,245,517
16,913	*	Rapid7, Inc	477,623
9,129	*	RealNetworks, Inc	32,591
33,982	*	RealPage, Inc	1,818,037
111,251	*	Red Hat, Inc	18,140,588
3,209		Reis, Inc	67,389
38,628	*	RingCentral, Inc	2,590,007
12,773	*	Rosetta Stone, Inc	177,672
25,265	*	Rubicon Project, Inc	55,078
145,451		Sabre Corp	3,002,109
11,635	*	SailPoint Technologies Holding, Inc	280,287
434,837	*	salesforce.com, Inc	52,610,929
25,624		Science Applications International Corp	2,198,283
3,029	*	SecureWorks Corp	33,077
5,057	*	SendGrid, Inc	145,945
108,484	*	ServiceNow, Inc	18,023,532
43,992	*	ServiceSource International LLC	166,730
10,594	*	Shutterstock, Inc	446,431
195

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

91,628	*	Splunk, Inc	$9,405,614
9,690	*	SPS Commerce, Inc	664,443
156,659	*	Square, Inc	7,416,237
123,045		SS&C Technologies Holdings, Inc	6,109,184
9,725	*	Stamps.com, Inc	2,214,869
10,949	*	StarTek, Inc	96,789
21,574	e	Switch, Inc	307,429
23,217	*	Sykes Enterprises, Inc	667,721
390,085		Symantec Corp	10,840,462
24,250	*	Synchronoss Technologies, Inc	271,600
101,345	*	Synopsys, Inc	8,666,011
26,283		Syntel, Inc	759,053
44,641	*	Tableau Software, Inc	3,796,717
73,188	*	Take-Two Interactive Software, Inc	7,297,575
8,465	*	TechTarget, Inc	176,495
17,371	*	TeleNav, Inc	89,461
74,729	*	Teradata Corp	3,057,911
71,022		TiVo Corp	1,004,961
114,300		Total System Services, Inc	9,608,058
13,934	*,e	Trade Desk, Inc	713,003
70,173		Travelport Worldwide Ltd	1,202,765
41,228	*	TrueCar, Inc	408,157
7,875		TTEC Holdings, Inc	252,000
5,104	*,e	Tucows, Inc	322,828
49,678	*	Twilio, Inc	2,096,908
441,488	*	Twitter, Inc	13,381,501
23,848	*	Tyler Technologies, Inc	5,220,804
18,905	*	Ultimate Software Group, Inc	4,535,688
29,931	*,e	Unisys Corp	335,227
3,790	*	Upland Software, Inc	102,974
11,662	*	Varonis Systems, Inc	762,112
16,657	*	Vasco Data Security International	258,183
37,364	*	Verint Systems, Inc	1,573,024
52,659	*,e	VeriSign, Inc	6,183,220
1,559	*,e	Veritone, Inc	32,287
30,324	*,e	VirnetX Holding Corp	66,713
15,834	*	Virtusa Corp	762,249
1,160,273		Visa, Inc (Class A)	147,215,438
43,050	*,e	VMware, Inc (Class A)	5,736,843
22,175	*	Website Pros, Inc	412,455
280,834		Western Union Co	5,546,471
23,111	*	WEX, Inc	3,742,133
87,750	*	Workday, Inc	10,954,710
15,731	*	Workiva, Inc	353,947
180,803	*	Worldpay, Inc	14,684,820
24,731	*	XO Group, Inc	536,168
47,501	*	Yelp, Inc	2,130,420
21,229	*,e	Yext, Inc	283,195
59,173	*	Zendesk, Inc	2,884,684
32,115	*	Zillow Group, Inc	1,553,403
74,185	*,e	Zillow Group, Inc (Class C)	3,597,231
23,238	*	Zix Corp	117,352
458,416	*	Zynga, Inc	1,581,535
		TOTAL SOFTWARE & SERVICES	2,491,719,580
196

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
62,986	*,e	3D Systems Corp	$632,379
28,532		ADTRAN, Inc	417,994
25,955	*	Aerohive Networks, Inc	105,637
5,601	*	Agilysys, Inc	65,980
191,504		Amphenol Corp (Class A)	16,030,800
17,127	*	Anixter International, Inc	1,008,780
3,232,631		Apple, Inc	534,224,599
11,027	*,e	Applied Optoelectronics, Inc	352,423
33,522	*	Arista Networks, Inc	8,868,245
110,683	*	ARRIS International plc	2,988,441
55,416	*	Arrow Electronics, Inc	4,141,792
23,208	*	Avid Technology, Inc	103,972
73,532		Avnet, Inc	2,884,660
38,854		AVX Corp	573,485
24,841		Badger Meter, Inc	1,054,500
5,993		Bel Fuse, Inc (Class B)	115,965
24,479		Belden CDT, Inc	1,507,906
30,435		Benchmark Electronics, Inc	800,440
21,846	*	CalAmp Corp	431,458
30,209	*	Calix, Inc	200,890
3,616	*,e	Casa Systems, Inc	84,578
97,963		CDW Corp	6,983,782
83,651	*	Ciena Corp	2,154,013
3,151,763		Cisco Systems, Inc	139,591,583
4,709	*,e	Clearfield, Inc	57,450
100,992		Cognex Corp	4,670,880
14,655	*	Coherent, Inc	2,465,264
126,219	*	CommScope Holding Co, Inc	4,824,090
13,765		Comtech Telecommunications Corp	421,071
14,287	*	Control4 Corp	297,741
534,451		Corning, Inc	14,440,866
23,580	*	Cray, Inc	562,383
19,626		CTS Corp	587,799
20,391		Daktronics, Inc	183,723
45,152	e	Diebold, Inc	693,083
10,399	*	Digi International, Inc	119,588
32,897		Dolby Laboratories, Inc (Class A)	1,967,899
12,180	*	Eastman Kodak Co	60,291
31,487	*	EchoStar Corp (Class A)	1,654,327
18,407	*	Electro Scientific Industries, Inc	331,326
27,188	*	Electronics for Imaging, Inc	753,108
14,430		EMCORE Corp	64,935
7,739	*	ePlus, Inc	617,959
113,955	*	Extreme Networks, Inc	1,219,318
42,997	*	F5 Networks, Inc	7,012,381
20,714	*	Fabrinet	584,342
9,743	*	FARO Technologies, Inc	492,021
66,864	*,e	Finisar Corp	1,041,741
114,527	*,e	Fitbit, Inc	635,625
92,021		Flir Systems, Inc	4,927,725
197

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

48,161	*	Harmonic, Inc	$175,788
1,005,953		Hewlett Packard Enterprise Co	17,151,499
1,055,222		HP, Inc	22,676,721
35,560	*	II-VI, Inc	1,354,836
19,972	*,e	Immersion Corp	219,892
87,173	*,e	Infinera Corp	1,021,668
21,293	*	Insight Enterprises, Inc	754,837
20,280		InterDigital, Inc	1,509,846
14,081	*	Intevac, Inc	92,231
21,758	*	IPG Photonics Corp	4,635,107
14,205	*,e	Iteris, Inc	72,019
20,411	*	Itron, Inc	1,334,879
102,296		Jabil Circuit, Inc	2,721,074
227,592		Juniper Networks, Inc	5,596,487
46,368	*	Kemet Corp	798,457
123,591	*	Keysight Technologies, Inc	6,387,183
14,861	*	Kimball Electronics, Inc	235,547
51,146	*	Knowles Corp	654,669
5,979	*	KVH Industries, Inc	63,377
14,294		Littelfuse, Inc	2,671,834
37,942	*,e	Lumentum Holdings, Inc	1,914,174
16,124	*,e	Maxwell Technologies, Inc	82,716
1,968	e	Mesa Laboratories, Inc	331,234
21,462		Methode Electronics, Inc	856,334
36,677	*,e	Microvision, Inc	46,947
103,558		Motorola, Inc	11,373,775
10,033		MTS Systems Corp	509,676
6,122	*	Napco Security Technologies, Inc	65,505
65,321		National Instruments Corp	2,670,976
70,348	*	NCR Corp	2,164,608
173,236		NetApp, Inc	11,534,053
18,743	*	Netgear, Inc	1,036,488
51,581	*	Netscout Systems, Inc	1,400,424
18,504	*	Novanta, Inc	1,088,035
99,164	*	Oclaro, Inc	785,379
10,024	*	OSI Systems, Inc	641,736
56,643	*	Palo Alto Networks, Inc	10,904,344
10,975		Park Electrochemical Corp	186,904
5,271		PC Connection, Inc	140,683
7,710	*	PC Mall, Inc	99,845
20,175		Plantronics, Inc	1,314,401
27,655	*	Plexus Corp	1,516,600
57,329	*	Pure Storage, Inc	1,159,766
13,446	*	Quantenna Communications, Inc	170,361
15,622	*	Quantum Corp	61,238
27,191	*	Ribbon Communications, Inc	158,252
10,577	*	Rogers Corp	1,128,566
45,373	*	Sanmina Corp	1,338,504
15,267	*	Scansource, Inc	523,658
30,290	*,e	Stratasys Ltd	580,659
21,869	*	Super Micro Computer, Inc	387,081
20,901	*	Synaptics, Inc	909,612
16,754		SYNNEX Corp	1,678,248
198

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,643		Systemax, Inc	$208,789
20,445	*	Tech Data Corp	1,558,931
168,606	*	Trimble Navigation Ltd	5,833,768
53,740	*	TTM Technologies, Inc	749,136
13,075	*,e	Ubiquiti Networks, Inc	931,725
25,542		Universal Display Corp	2,248,973
27,064	*	USA Technologies, Inc	236,810
83,693	*	VeriFone Systems, Inc	1,925,776
31,430	*,e	Viasat, Inc	2,010,891
134,720	*	Viavi Solutions, Inc	1,273,104
83,131		Vishay Intertechnology, Inc	1,467,262
6,716	*	Vishay Precision Group, Inc	190,063
190,716		Western Digital Corp	15,026,514
153,924		Xerox Corp	4,840,910
34,507	*	Zebra Technologies Corp (Class A)	4,652,579
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	948,055,202

TELECOMMUNICATION SERVICES - 1.7%
3,912,770		AT&T, Inc	127,947,579
5,799		ATN International, Inc	307,347
24,097	*	Boingo Wireless, Inc	565,316
614,184		CenturyLink, Inc	11,411,539
26,953	*	Cincinnati Bell, Inc	408,338
38,080		Cogent Communications Group, Inc	1,795,472
39,329	e	Consolidated Communications Holdings, Inc	444,418
45,984	e	Frontier Communications Corp	381,667
338,712	*,e	Globalstar, Inc	207,156
3,994	*	Hawaiian Telcom Holdco, Inc	108,796
11,245		IDT Corp (Class B)	60,948
21,741	*,e	Intelsat S.A.	212,410
51,298	*,e	Iridium Communications, Inc	610,446
10,234	*	Ooma, Inc	108,992
52,306	*	Orbcomm, Inc	471,800
5,431	*	pdvWireless, Inc	158,042
27,054		Shenandoah Telecom Co	1,021,288
14,272		Spok Holdings, Inc	212,653
373,164	*,e	Sprint Corp	2,093,450
74,984		Telephone & Data Systems, Inc	2,049,313
188,953	*	T-Mobile US, Inc	11,433,546
8,973	*	US Cellular Corp	355,062
2,619,747		Verizon Communications, Inc	129,284,515
122,316	*	Vonage Holdings Corp	1,367,493
118,291	e	Windstream Holdings, Inc	183,351
111,535	*	Zayo Group Holdings, Inc	4,048,720
		TOTAL TELECOMMUNICATION SERVICES	297,249,657

TRANSPORTATION - 2.1%
34,430	*	Air Transport Services Group, Inc	696,863
73,831		Alaska Air Group, Inc	4,793,847
10,507		Allegiant Travel Co	1,683,747
4,532		Amerco, Inc	1,529,641
199

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

273,379		American Airlines Group, Inc	$11,736,160
20,265		Arkansas Best Corp	650,506
13,672	*	Atlas Air Worldwide Holdings, Inc	866,805
44,457	*	Avis Budget Group, Inc	2,196,620
84,947		CH Robinson Worldwide, Inc	7,817,672
23,827		Copa Holdings S.A. (Class A)	2,791,810
33,867		Costamare, Inc	229,957
7,369	*	Covenant Transportation Group, Inc	204,490
539,908		CSX Corp	32,065,136
14,505	*	Daseke, Inc	120,101
416,024		Delta Air Lines, Inc	21,724,773
22,782	*	Eagle Bulk Shipping, Inc	115,277
15,728	*	Echo Global Logistics, Inc	429,374
117,025		Expeditors International of Washington, Inc	7,473,216
156,389		FedEx Corp	38,659,361
17,094		Forward Air Corp	922,905
5,727	*	Genco Shipping & Trading Ltd	91,632
36,259	*	Genesee & Wyoming, Inc (Class A)	2,581,641
31,730		Hawaiian Holdings, Inc	1,307,276
34,068		Heartland Express, Inc	607,432
39,147	*,e	Hertz Global Holdings, Inc	857,319
19,247	*	Hub Group, Inc (Class A)	845,906
55,976		JB Hunt Transport Services, Inc	6,573,262
199,591	*	JetBlue Airways Corp	3,830,151
63,071		Kansas City Southern Industries, Inc	6,725,261
38,574	*	Kirby Corp	3,290,362
85,879		Knight-Swift Transportation Holdings, Inc	3,350,140
26,254		Landstar System, Inc	2,668,719
47,314		Macquarie Infrastructure Co LLC	1,793,201
22,449		Marten Transport Ltd	437,756
24,882		Matson, Inc	727,301
15,944	*,e	Navios Maritime Holdings, Inc	12,090
181,461		Norfolk Southern Corp	26,034,210
36,617		Old Dominion Freight Line	4,901,552
4,949		Park-Ohio Holdings Corp	187,567
26,945	*	Radiant Logistics, Inc	95,116
3,576	*	Roadrunner Transportation Services Holdings, Inc	7,688
33,162		Ryder System, Inc	2,236,114
35,001	*	Safe Bulkers, Inc	102,203
15,104	*	Saia, Inc	997,619
23,733	e	Schneider National, Inc	633,196
35,642		Scorpio Bulkers, Inc	272,661
32,711		Skywest, Inc	1,861,256
349,976		Southwest Airlines Co	18,489,232
41,439	*	Spirit Airlines, Inc	1,480,201
499,897		Union Pacific Corp	66,801,236
169,177	*	United Continental Holdings, Inc	11,426,215
441,005		United Parcel Service, Inc (Class B)	50,054,068
2,557		Universal Truckload Services, Inc	56,126
28,389		Werner Enterprises, Inc	973,743
77,779	*	XPO Logistics, Inc	7,557,008
30,062	*	YRC Worldwide, Inc	250,116
		TOTAL TRANSPORTATION	366,824,837
200

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

UTILITIES - 2.9%
403,621		AES Corp	$4,940,321
37,217		Allete, Inc	2,843,751
142,842		Alliant Energy Corp	6,135,064
146,050		Ameren Corp	8,561,451
315,933		American Electric Power Co, Inc	22,108,991
21,554		American States Water Co	1,200,989
113,601		American Water Works Co, Inc	9,835,575
123,280		Aqua America, Inc	4,333,292
8,679	*,e	AquaVenture Holdings Ltd	127,234
4,310		Artesian Resources Corp	165,073
80,726	*,e	Atlantic Power Corp	177,597
73,783		Atmos Energy Corp	6,411,005
36,644		Avangrid, Inc	1,931,505
57,332		Avista Corp	2,973,238
31,185	e	Black Hills Corp	1,767,566
11,578	*,e	Cadiz, Inc	155,724
29,493		California Water Service Group	1,142,854
260,957		Centerpoint Energy, Inc	6,610,041
9,510		Chesapeake Utilities Corp	722,760
188,863		CMS Energy Corp	8,912,445
7,486		Connecticut Water Service, Inc	509,048
190,842		Consolidated Edison, Inc	15,292,169
6,110		Consolidated Water Co, Inc	86,456
405,200		Dominion Resources, Inc	26,970,112
118,047		DTE Energy Co	12,442,154
447,816		Duke Energy Corp	35,896,931
201,622		Edison International	13,210,273
33,144		El Paso Electric Co	1,692,001
114,253		Entergy Corp	9,321,902
194,570		Eversource Energy	11,722,842
606,064		Exelon Corp	24,048,620
271,262		FirstEnergy Corp	9,331,413
5,556		Genie Energy Ltd	23,113
5,796		Global Water Resources, Inc	53,439
131,163		Great Plains Energy, Inc	4,292,965
81,843		Hawaiian Electric Industries, Inc	2,839,134
36,930		Idacorp, Inc	3,434,490
132,990		MDU Resources Group, Inc	3,746,328
21,480		MGE Energy, Inc	1,246,914
10,199		Middlesex Water Co	424,890
47,374		National Fuel Gas Co	2,432,655
50,240		New Jersey Resources Corp	2,077,424
299,415		NextEra Energy, Inc	49,077,113
196,477		NiSource, Inc	4,792,074
25,019		Northwest Natural Gas Co	1,533,665
28,805		NorthWestern Corp	1,582,547
200,214		NRG Energy, Inc	6,206,634
19,670		NRG Yield, Inc (Class A)	346,389
38,801		NRG Yield, Inc (Class C)	690,658
117,037		OGE Energy Corp	3,847,006
201

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

31,661		ONE Gas, Inc	$2,207,405
24,589		Ormat Technologies, Inc	1,423,703
23,308		Otter Tail Corp	1,022,056
47,083	e	Pattern Energy Group, Inc	855,969
316,503		PG&E Corp	14,590,788
68,693		Pinnacle West Capital Corp	5,529,786
59,104		PNM Resources, Inc	2,343,474
63,892		Portland General Electric Co	2,714,132
421,618		PPL Corp	12,269,084
320,702		Public Service Enterprise Group, Inc	16,724,609
8,960	*	Pure Cycle Corp	80,192
3,770		RGC Resources, Inc	97,643
78,012		SCANA Corp	2,868,501
155,799		Sempra Energy	17,418,328
9,778		SJW Corp	591,080
45,798	e	South Jersey Industries, Inc	1,415,158
628,767		Southern Co	28,998,734
27,350		Southwest Gas Corp	1,996,276
7,359	e	Spark Energy, Inc	91,620
28,504		Spire, Inc	2,056,564
24,686		TerraForm Power, Inc	275,249
113,344		UGI Corp	5,484,716
12,359		Unitil Corp	600,524
50,140		Vectren Corp	3,523,338
220,728		Vistra Energy Corp	5,043,635
20,174	*,e	Vivint Solar, Inc	79,687
199,233		WEC Energy Group, Inc	12,806,697
95,438		Westar Energy, Inc	5,170,831
40,112		WGL Holdings, Inc	3,413,531
322,844		Xcel Energy, Inc	15,122,013
7,260		York Water Co	233,772
		TOTAL UTILITIES	507,276,930

		TOTAL COMMON STOCKS	17,271,052,911
		(Cost $10,981,471,518)

RIGHTS / WARRANTS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
267	m	Emergent Capital Inc	0
		TOTAL DIVERSIFIED FINANCIALS	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,296	†,m	Forest Laboratories, Inc CVR	1,231
1,988	†,m	Omthera Pharmaceuticals, Inc CVR	1,193
4,598	m	Tobira Therapeutics, Inc	276
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,700

SOFTWARE & SERVICES - 0.0%
3,514	†,m	Gerber Scientific, Inc	0
		TOTAL SOFTWARE & SERVICES	0

		TOTAL RIGHTS / WARRANTS	2,700
		(Cost $364)
202

TIAA-CREF FUNDS - Equity Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.0%

GOVERNMENT AGENCY DEBT - 0.3%
$43,700,000		Federal Home Loan Bank (FHLB)	1.580%	05/01/18	$43,700,000
		TOTAL GOVERNMENT AGENCY DEBT			43,700,000

TREASURY DEBT - 0.2%
19,275,000		United States Treasury Bill	1.648	05/03/18	19,273,324
15,035,000		United States Treasury Bill	1.638	05/17/18	15,024,359
13,870,000		United States Treasury Bill	1.597	05/24/18	13,855,844
		TOTAL TREASURY DEBT			48,153,527

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
265,694,331	c	State Street Navigator Securities Lending Government Money Market Portfolio			265,694,331
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			265,694,331

		TOTAL SHORT-TERM INVESTMENTS			357,547,858
		(Cost $357,547,503)
		TOTAL INVESTMENTS - 101.5%			17,628,603,469
		(Cost $11,339,019,385)
		OTHER ASSETS & LIABILITIES, NET - (1.5)%			(267,585,164)
		NET ASSETS - 100.0%			$17,361,018,305

Abbreviation(s):
CVR Contingent Value Right
REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $256,167,659.
m	Indicates a security that has been deemed illiquid.

Futures contracts outstanding as of April 30, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	100	6/15/18	$7,822,074	$7,719,000	$(103,074)
S&P 500 E Mini Index	463	6/15/18	61,876,713	61,278,050	(598,663)
S&P Mid-Cap 400 E Mini Index	38	6/15/18	7,225,514	7,113,980	(111,534)
Total	601		$76,924,301	$76,111,030	$(813,271)

203

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 0.7%
9,643		BorgWarner, Inc	$471,928
116,725		Delphi Automotive plc	9,872,601
39,135		Delphi Technologies plc	1,894,525
79,025		Gentex Corp	1,797,029
53,199		Harley-Davidson, Inc	2,188,075
24,357		Lear Corp	4,554,028
58,431	*,e	Tesla, Inc	17,172,871
21,585		Thor Industries, Inc	2,291,032
13,311	*	Visteon Corp	1,656,421
		TOTAL AUTOMOBILES & COMPONENTS	41,898,510

BANKS - 0.3%
24,030		Bank of the Ozarks, Inc	1,124,604
3,635		East West Bancorp, Inc	242,164
55,665		First Republic Bank	5,169,608
9,694		Pinnacle Financial Partners, Inc	620,901
13,908	*	Signature Bank	1,768,402
17,076	*	SVB Financial Group	5,116,140
24,158	*	Western Alliance Bancorp	1,424,839
		TOTAL BANKS	15,466,658

CAPITAL GOODS - 8.4%
254,417		3M Co	49,456,121
62,965		A.O. Smith Corp	3,862,903
12,417		Acuity Brands, Inc	1,487,184
3,346		Air Lease Corp	139,495
41,359		Allegion plc	3,192,088
55,393		Allison Transmission Holdings, Inc	2,159,773
16,242		Ametek, Inc	1,133,692
19,198	*	Armstrong World Industries, Inc	1,075,088
244,186		Boeing Co	81,450,682
41,194		BWX Technologies, Inc	2,792,953
225,553		Caterpillar, Inc	32,560,831
22,185		Cummins, Inc	3,546,494
140,994		Deere & Co	19,080,718
52,643		Donaldson Co, Inc	2,329,979
7,165		Dover Corp	664,195
39,798		Emerson Electric Co	2,642,985
52,235		Equifax, Inc	5,852,932
125,102		Fastenal Co	6,253,849
122,568		Fortive Corp	8,617,756
61,192		Fortune Brands Home & Security, Inc	3,346,590
36,068	*	Gardner Denver Holdings, Inc	1,140,831
19,296	*	Gates Industrial Corp plc	302,175
204

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

46,297		General Dynamics Corp	$9,320,049
655,997		General Electric Co	9,229,878
72,169		Graco, Inc	3,174,714
13,499		Harris Corp	2,111,514
80,993	*	HD Supply Holdings, Inc	3,135,239
13,815		HEICO Corp	1,213,648
25,841		HEICO Corp (Class A)	1,864,428
26,068		Hexcel Corp	1,732,740
192,278		Honeywell International, Inc	27,818,781
15,200		Hubbell, Inc	1,578,672
16,094		Huntington Ingalls	3,914,222
30,772		IDEX Corp	4,112,985
132,782		Illinois Tool Works, Inc	18,857,700
54,395		Ingersoll-Rand plc	4,563,196
15,413		Lennox International, Inc	2,980,412
25,698		Lincoln Electric Holdings, Inc	2,129,593
97,294		Lockheed Martin Corp	31,215,807
88,543		Masco Corp	3,353,123
23,859	*	Middleby Corp	3,002,416
7,825		MSC Industrial Direct Co (Class A)	676,393
25,692		Nordson Corp	3,303,991
70,841		Northrop Grumman Corp	22,813,636
49,695		Parker-Hannifin Corp	8,180,791
16,613	*	Quanta Services, Inc	539,922
46,971		Raytheon Co	9,626,237
55,773		Rockwell Automation, Inc	9,176,332
71,490		Rockwell Collins, Inc	9,475,285
42,050		Roper Industries, Inc	11,109,189
37,475	*	Sensata Technologies Holding plc	1,900,732
3,248		Snap-On, Inc	471,772
6,784		Stanley Works	960,547
45,379		Toro Co	2,649,680
21,093		TransDigm Group, Inc	6,761,783
37,339	*	United Rentals, Inc	5,600,850
50,584	*	Univar, Inc	1,394,095
20,988		W.W. Grainger, Inc	5,904,974
22,189	*	WABCO Holdings, Inc	2,862,159
13,623	e	Wabtec Corp	1,209,859
13,061		Watsco, Inc	2,186,673
57,362	*	Welbilt, Inc	1,099,056
40,395		Xylem, Inc	2,944,795
		TOTAL CAPITAL GOODS	479,247,182

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
39,182		ADT, Inc	349,112
38,381		Cintas Corp	6,536,284
16,265	*	Clean Harbors, Inc	744,937
85,536	*	Copart, Inc	4,369,179
15,344	*	CoStar Group, Inc	5,626,031
7,105		Dun & Bradstreet Corp	819,278
95,432	*	IHS Markit Ltd	4,688,574
59,248		KAR Auction Services, Inc	3,080,304
52,925		Robert Half International, Inc	3,215,194
205

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

41,018		Rollins, Inc	$1,990,193
80,154	*	TransUnion	5,202,796
65,921	*	Verisk Analytics, Inc	7,017,290
156,045		Waste Management, Inc	12,684,898
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	56,324,070

CONSUMER DURABLES & APPAREL - 1.5%
31,386		Brunswick Corp	1,879,394
20,263		Carter’s, Inc	2,032,784
81,749		DR Horton, Inc	3,608,401
157,211	e	Hanesbrands, Inc	2,903,687
37,300		Hasbro, Inc	3,285,757
46,504		Leggett & Platt, Inc	1,885,737
41,623	*	Lululemon Athletica, Inc	4,153,975
28,972	e	Mattel, Inc	428,786
4,578	*	Michael Kors Holdings Ltd	313,227
1,627	*	Mohawk Industries, Inc	341,475
569,463		Nike, Inc (Class B)	38,945,575
1,449	*	NVR, Inc	4,491,900
25,808	e	Polaris Industries, Inc	2,705,195
17,175		Pool Corp	2,384,062
34,677		Pulte Homes, Inc	1,052,794
24,478	*	Skechers U.S.A., Inc (Class A)	697,623
20,327		Tapestry, Inc	1,092,983
7,791	*,e	Tempur Sealy International, Inc	348,647
30,121		Toll Brothers, Inc	1,269,901
21,908		Tupperware Corp	976,220
61,379	*,e	Under Armour, Inc	942,168
60,061	*,e	Under Armour, Inc (Class A)	1,066,683
106,519		VF Corp	8,614,191
2,399		Whirlpool Corp	371,725
		TOTAL CONSUMER DURABLES & APPAREL	85,792,890

CONSUMER SERVICES - 3.5%
44,691		ARAMARK Holdings Corp	1,670,997
24,757	*	Bright Horizons Family Solutions	2,348,944
11,124	*	Chipotle Mexican Grill, Inc (Class A)	4,709,123
14,110		Choice Hotels International, Inc	1,129,506
53,971		Darden Restaurants, Inc	5,011,747
18,896		Domino’s Pizza, Inc	4,567,730
38,901	e	Dunkin Brands Group, Inc	2,371,405
46,419		Extended Stay America, Inc	908,884
13,740		H&R Block, Inc	379,911
39,311	*	Hilton Grand Vacations, Inc	1,690,373
105,532		Hilton Worldwide Holdings, Inc	8,320,143
159,576		Las Vegas Sands Corp	11,701,708
132,545		Marriott International, Inc (Class A)	18,116,251
350,426		McDonald’s Corp	58,675,329
16,585		MGM Resorts International	521,101
79,008		Service Corp International	2,884,582
58,377	*	ServiceMaster Global Holdings, Inc	2,953,876
206

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

29,053	e	Six Flags Entertainment Corp	$1,837,312
600,639		Starbucks Corp	34,578,787
17,237		Vail Resorts, Inc	3,952,616
79,995		Wendy’s	1,339,116
42,935		Wyndham Worldwide Corp	4,903,606
35,110		Wynn Resorts Ltd	6,537,131
139,162		Yum China Holdings, Inc	5,950,567
148,322		Yum! Brands, Inc	12,918,846
		TOTAL CONSUMER SERVICES	199,979,591

DIVERSIFIED FINANCIALS - 2.4%
58,590		Ameriprise Financial, Inc	8,214,904
24,823		BGC Partners, Inc (Class A)	331,635
12,951		Capital One Financial Corp	1,173,620
48,434		CBOE Holdings, Inc	5,171,783
413,563		Charles Schwab Corp	23,027,188
4,380	*	Credit Acceptance Corp	1,449,079
48,849		Eaton Vance Corp	2,656,897
16,711		Factset Research Systems, Inc	3,160,217
14,367		Federated Investors, Inc (Class B)	380,294
120,920		IntercontinentalExchange Group, Inc	8,761,863
25,598		Invesco Ltd	741,574
117,038		iShares Russell 1000 Growth Index Fund	15,969,835
45,823		Lazard Ltd (Class A)	2,493,688
8,051		Legg Mason, Inc	319,625
32,937		Leucadia National Corp	791,805
38,221		LPL Financial Holdings, Inc	2,315,046
15,949		MarketAxess Holdings, Inc	3,167,950
73,306		Moody’s Corp	11,890,233
7,796		Morningstar, Inc	846,490
38,576		MSCI, Inc (Class A)	5,779,842
14,368		Raymond James Financial, Inc	1,289,528
110,796		S&P Global, Inc	20,896,126
58,176		SEI Investments Co	3,678,468
8,376		State Street Corp	835,757
15,880		T Rowe Price Group, Inc	1,807,462
115,408		TD Ameritrade Holding Corp	6,704,051
4,389		Voya Financial, Inc	229,764
		TOTAL DIVERSIFIED FINANCIALS	134,084,724
ENERGY - 0.9%
49,924	*	Antero Resources Corp	948,556
8,903		Apache Corp	364,578
143,885		Cabot Oil & Gas Corp	3,440,290
58,729	*	Cheniere Energy, Inc	3,415,679
33,892	*,e	Chesapeake Energy Corp	100,659
37,603		Cimarex Energy Co	3,782,486
16,675	*	Continental Resources, Inc	1,101,551
16,669	*	Devon Energy Corp	605,585
9,542	*	Diamondback Energy, Inc	1,225,670
24,847		EOG Resources, Inc	2,936,170
13,961		EQT Corp	700,703
207

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

6,967	*	Gulfport Energy Corp	$64,793
257,910		Halliburton Co	13,666,651
72,659	*	Laredo Petroleum Holdings, Inc	799,249
87,943	*	Newfield Exploration Co	2,620,701
167,788		Oneok, Inc	10,104,193
66,035	*	Parsley Energy, Inc	1,983,031
22,726	e	RPC, Inc	409,295
28,690	*	RSP Permian, Inc	1,423,311
52,578		Williams Cos, Inc	1,352,832
		TOTAL ENERGY	51,045,983

FOOD & STAPLES RETAILING - 0.4%
210,302		Kroger Co	5,297,507
215,449	*,e	Rite Aid Corp	359,800
58,449	*	Sprouts Farmers Market, Inc	1,462,979
211,161		Sysco Corp	13,206,009
70,825		Walgreens Boots Alliance, Inc	4,706,321
		TOTAL FOOD & STAPLES RETAILING	25,032,616

FOOD, BEVERAGE & TOBACCO - 4.7%
835,580		Altria Group, Inc	46,884,394
21,957		Brown-Forman Corp	1,171,845
95,586		Brown-Forman Corp (Class B)	5,356,640
50,912	e	Campbell Soup Co	2,076,191
1,262,044		Coca-Cola Co	54,532,921
70,934		Constellation Brands, Inc (Class A)	16,536,843
190,991		Costco Wholesale Corp	37,655,786
79,747		Dr Pepper Snapple Group, Inc	9,566,450
179,428		General Mills, Inc	7,848,181
53,478		Hershey Co	4,916,767
97,786		Kellogg Co	5,759,595
13,997		Lamb Weston Holdings, Inc	914,284
53,782		McCormick & Co, Inc	5,669,161
179,920	*	Monster Beverage Corp	9,895,600
545,509		PepsiCo, Inc	55,063,678
61,738		Philip Morris International, Inc	5,062,516
21,773	*	Pilgrim’s Pride Corp	470,297
6,960	*	TreeHouse Foods, Inc	267,960
		TOTAL FOOD, BEVERAGE & TOBACCO	269,649,109

HEALTH CARE EQUIPMENT & SERVICES - 5.7%
17,788	*	Abiomed, Inc	5,353,299
44,727		Aetna Inc	8,008,369
35,040	*	Align Technology, Inc	8,754,744
69,088		AmerisourceBergen Corp	6,257,991
17,124	*	athenahealth, Inc	2,097,176
19,828		Baxter International, Inc	1,378,046
115,584		Becton Dickinson & Co	26,800,462
600,730	*	Boston Scientific Corp	17,252,966
9,368	*	Centene Corp	1,017,177
124,915	*	Cerner Corp	7,276,299
208

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

90,097		Cigna Corp	$15,480,467
16,315		Cooper Cos, Inc	3,731,404
37,129	*	DexCom, Inc	2,717,100
92,323	*	Edwards Lifesciences Corp	11,758,257
16,991	*	Express Scripts Holding Co	1,286,219
9,233		HCA Holdings, Inc	883,967
68,909	*	Henry Schein, Inc	5,237,084
26,695		Hill-Rom Holdings, Inc	2,291,232
68,401	*	Hologic, Inc	2,653,275
56,939		Humana, Inc	16,750,315
37,884	*	Idexx Laboratories, Inc	7,368,059
48,749	*	Intuitive Surgical, Inc	21,487,584
3,704	*	LifePoint Hospitals, Inc	177,422
9,526		McKesson Corp	1,488,056
42,652		Medtronic plc	3,417,705
3,616		Patterson Cos, Inc	84,180
7,146	*	Premier, Inc	235,747
60,589		Resmed, Inc	5,734,143
149,311		Stryker Corp	25,296,270
3,158		Teleflex, Inc	845,965
420,427		UnitedHealth Group, Inc	99,388,943
40,014	*	Varian Medical Systems, Inc	4,625,218
49,396	*	Veeva Systems, Inc	3,464,141
18,087	*	WellCare Health Plans, Inc	3,710,729
31,780		West Pharmaceutical Services, Inc	2,803,314
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	327,113,325

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
107,582		Church & Dwight Co, Inc	4,970,288
48,172		Clorox Co	5,645,758
61,192		Colgate-Palmolive Co	3,991,554
26,475		Energizer Holdings, Inc	1,518,606
95,131		Estee Lauder Cos (Class A)	14,087,950
27,807	*,e	Herbalife Ltd	2,940,034
131,184		Kimberly-Clark Corp	13,582,791
6,058		Nu Skin Enterprises, Inc (Class A)	431,027
57,419		Procter & Gamble Co	4,153,691
10,438	e	Spectrum Brands, Inc	752,580
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	52,074,279

INSURANCE - 1.1%
43,843		Allstate Corp	4,288,722
48,112		American International Group, Inc	2,694,272
108,887		Aon plc	15,513,131
7,465	*	Arch Capital Group Ltd	598,170
53,028		Arthur J. Gallagher & Co	3,711,430
7,534		Aspen Insurance Holdings Ltd	319,818
4,861		Assurant, Inc	451,198
8,884		Erie Indemnity Co (Class A)	1,037,385
223,445		Marsh & McLennan Cos, Inc	18,210,767
254,786		Progressive Corp	15,361,048
1,240		RenaissanceRe Holdings Ltd	168,690
209

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

34,281		XL Group Ltd	$1,905,681
		TOTAL INSURANCE	64,260,312

MATERIALS - 3.5%
9,055		Albemarle Corp	877,973
6,492		Aptargroup, Inc	607,002
4,043		Ardagh Group S.A.	82,154
36,401		Avery Dennison Corp	3,815,189
92,388	*	Axalta Coating Systems Ltd	2,854,789
83,375		Ball Corp	3,342,504
59,276	*	Berry Plastics Group, Inc	3,260,180
35,172		Celanese Corp (Series A)	3,822,141
80,647		Chemours Co	3,904,121
39,846	*	Crown Holdings, Inc	1,985,925
488,211		DowDuPont, Inc	30,874,463
20,588		Eagle Materials, Inc	2,037,388
112,036		Ecolab, Inc	16,219,452
58,356		FMC Corp	4,652,724
116,148		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,766,611
93,735		Graphic Packaging Holding Co	1,340,410
43,786		Huntsman Corp	1,303,509
35,360		International Flavors & Fragrances, Inc	4,994,954
164,398		International Paper Co	8,476,361
62,843		LyondellBasell Industries AF S.C.A	6,644,390
24,684		Martin Marietta Materials, Inc	4,807,703
192,140		Monsanto Co	24,088,592
3,273		NewMarket Corp	1,242,267
55,063	*	Owens-Illinois, Inc	1,119,431
40,537		Packaging Corp of America	4,689,725
49,270	*	Platform Specialty Products Corp	496,149
103,672		PPG Industries, Inc	10,976,791
109,016		Praxair, Inc	16,627,120
10,482		Royal Gold, Inc	930,802
51,865		RPM International, Inc	2,505,079
17,524		Scotts Miracle-Gro Co (Class A)	1,464,656
39,783		Sealed Air Corp	1,744,485
35,669		Sherwin-Williams Co	13,114,064
32,075		Silgan Holdings, Inc	900,345
32,469	e	Southern Copper Corp (NY)	1,714,688
12,823		Steel Dynamics, Inc	574,599
53,282		Vulcan Materials Co	5,951,067
8,072		Westlake Chemical Corp	863,462
29,647		WR Grace and Co	2,029,041
		TOTAL MATERIALS	198,702,306
MEDIA - 2.7%
22,235	*	AMC Networks, Inc	1,156,220
2,023		Cable One, Inc	1,284,848
145,604		CBS Corp (Class B)	7,163,717
52,145	*	Charter Communications, Inc	14,146,417
1,883,239		Comcast Corp (Class A)	59,114,872
210

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

22,755	*	Discovery Communications, Inc (Class C)	$505,616
73,994	*	DISH Network Corp (Class A)	2,482,499
6,624	*	GCI Liberty, Inc	295,430
141,636		Interpublic Group of Cos, Inc	3,341,193
14,991	e	Lions Gate Entertainment Corp (Class A)	373,126
29,124		Lions Gate Entertainment Corp (Class B)	670,435
58,367	*	Live Nation, Inc	2,303,746
673	*	Madison Square Garden Co	163,553
100,503		Omnicom Group, Inc	7,403,051
604,695	e	Sirius XM Holdings, Inc	3,827,719
22,079		Twenty-First Century Fox, Inc	807,208
9,262		Twenty-First Century Fox, Inc (Class B)	334,080
450,798		Walt Disney Co	45,228,563
		TOTAL MEDIA	150,602,293

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
698,573		AbbVie, Inc	67,447,223
42,488	*,e	Acadia Pharmaceuticals, Inc	671,735
34,172		Agilent Technologies, Inc	2,246,467
19,878	*	Agios Pharmaceuticals, Inc	1,667,963
41,620	*	Akorn, Inc	600,577
76,491	*	Alexion Pharmaceuticals, Inc	8,997,636
69,689	*	Alkermes plc	3,085,132
34,494	*	Alnylam Pharmaceuticals, Inc	3,260,718
90,802		Amgen, Inc	15,843,133
87,471	*	Biogen Idec, Inc	23,932,066
75,340	*	BioMarin Pharmaceutical, Inc	6,291,643
16,153		Bio-Techne Corp	2,437,649
357,186		Bristol-Myers Squibb Co	18,620,106
16,110		Bruker BioSciences Corp	475,728
327,393	*	Celgene Corp	28,515,930
20,492	*	Charles River Laboratories International, Inc	2,135,062
427,608		Eli Lilly & Co	34,666,181
128,590	*	Exelixis, Inc	2,677,244
406,644		Gilead Sciences, Inc	29,371,896
64,244	*	Illumina, Inc	15,478,307
75,814	*	Incyte Corp	4,695,919
7,817	*,e	Intercept Pharmaceuticals, Inc	531,634
22,036	*,e	Intrexon Corp	400,615
53,679	*	Ionis Pharmaceuticals, Inc	2,309,807
45,174	*	IQVIA Holdings, Inc	4,325,862
180,738		Johnson & Johnson	22,861,550
10,942	*	Mettler-Toledo International, Inc	6,126,754
38,391	*	Neurocrine Biosciences, Inc	3,112,742
16,115	*,e	Opko Health, Inc	48,990
9,279	*	PerkinElmer, Inc	680,707
33,097		QIAGEN NV	1,082,603
34,492	*	Regeneron Pharmaceuticals, Inc	10,474,531
67,111		Schering-Plough Corp	3,950,825
45,683	*	Seattle Genetics, Inc	2,338,513
16,653	*,e	TESARO, Inc	847,804
78,307		Thermo Fisher Scientific, Inc	16,471,877
110,591	*	Vertex Pharmaceuticals, Inc	16,938,118
211

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

33,762	*	Waters Corp	$6,361,098
215,291		Zoetis, Inc	17,972,493
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	389,954,838

REAL ESTATE - 2.3%
184,160		American Tower Corp	25,112,057
11,684		Boston Properties, Inc	1,418,554
57,613	*	CBRE Group, Inc	2,610,445
14,655		Coresite Realty	1,525,585
176,795		Crown Castle International Corp	17,833,312
53,594		CubeSmart	1,577,807
34,161		CyrusOne, Inc	1,830,688
67,629		Digital Realty Trust, Inc	7,147,709
55,445		Douglas Emmett, Inc	2,066,435
33,795		Equinix, Inc	14,220,598
37,266		Equity Lifestyle Properties, Inc	3,322,637
44,870		Extra Space Storage, Inc	4,019,903
12,022		Federal Realty Investment Trust	1,392,749
32,100		Gaming and Leisure Properties, Inc	1,100,067
6,079		Hudson Pacific Properties	199,817
110,191		Iron Mountain, Inc	3,739,883
32,110		Lamar Advertising Co	2,045,728
8,564		Outfront Media, Inc	160,575
64,964		Public Storage, Inc	13,108,436
50,823	*	SBA Communications Corp	8,143,369
122,514		Simon Property Group, Inc	19,153,839
9,382		Tanger Factory Outlet Centers, Inc	205,935
12,709		Taubman Centers, Inc	711,450
20,049		VICI Properties, Inc	364,491
		TOTAL REAL ESTATE	133,012,069

RETAILING - 10.7%
8,346		Advance Auto Parts, Inc	955,200
176,541	*	Amazon.com, Inc	276,486,156
10,179	*	AutoZone, Inc	6,356,989
21,486	*	Booking Holdings, Inc	46,796,508
16,886	*	Burlington Stores, Inc	2,293,963
79,111	*	CarMax, Inc	4,944,437
29,029		Dick’s Sporting Goods, Inc	960,570
45,754		Dollar General Corp	4,416,634
95,725	*	Dollar Tree, Inc	9,179,070
54,705		Expedia, Inc	6,298,734
13,120	*	Floor & Decor Holdings, Inc	729,341
3,949		Foot Locker, Inc	170,123
5,198		Gap, Inc	151,989
23,354		Genuine Parts Co	2,062,625
517,403		Home Depot, Inc	95,616,075
18,123		L Brands, Inc	632,674
4,145	*	Liberty Expedia Holdings, Inc	169,116
18,947	*	LKQ Corp	587,736
364,779		Lowe’s Companies, Inc	30,068,733
212

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

38,346	*	Michaels Cos, Inc	$714,003
179,990	*	NetFlix, Inc	56,239,675
51,873		Nordstrom, Inc	2,622,699
36,202	*	O’Reilly Automotive, Inc	9,270,246
117,939	*	Qurate Retail Group, Inc QVC Group	2,760,952
165,655		Ross Stores, Inc	13,393,207
19,581	*	Sally Beauty Holdings, Inc	338,555
279,486		TJX Companies, Inc	23,714,387
54,480		Tractor Supply Co	3,704,640
22,605	*,e	TripAdvisor, Inc	845,879
25,317	*	Ulta Beauty, Inc	6,352,288
17,044	*,e	Wayfair, Inc	1,061,841
7,057	e	Williams-Sonoma, Inc	337,325
		TOTAL RETAILING	610,232,370

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.8%
381,507	*,e	Advanced Micro Devices, Inc	4,150,796
162,198		Analog Devices, Inc	14,167,995
461,161		Applied Materials, Inc	22,905,867
177,436		Broadcom, Inc	40,707,367
29,043	*	Cavium, Inc	2,178,515
11,310		Cypress Semiconductor Corp	164,900
69,532		Kla-Tencor Corp	7,074,186
70,963		Lam Research Corp	13,132,413
121,369		Maxim Integrated Products, Inc	6,614,610
98,837	e	Microchip Technology, Inc	8,268,703
362,493	*	Micron Technology, Inc	16,667,428
43,075	*	Microsemi Corp	2,786,522
254,295		NVIDIA Corp	57,190,946
83,527	*	NXP Semiconductors NV	8,761,982
170,427	*	ON Semiconductor Corp	3,763,028
28,725	*	Qorvo, Inc	1,936,065
80,384		Skyworks Solutions, Inc	6,974,116
80,534		Teradyne, Inc	2,621,382
432,932		Texas Instruments, Inc	43,912,293
4,275		Versum Materials, Inc	150,395
106,063		Xilinx, Inc	6,813,487
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	270,942,996

SOFTWARE & SERVICES - 26.1%
271,989		Accenture plc	41,124,737
325,077		Activision Blizzard, Inc	21,568,859
216,252	*	Adobe Systems, Inc	47,921,443
21,068		Alliance Data Systems Corp	4,277,857
130,597	*	Alphabet, Inc (Class A)	133,023,492
132,659	*	Alphabet, Inc (Class C)	134,957,980
36,858	*	Ansys, Inc	5,958,464
39,634	*	Atlassian Corp plc	2,218,711
73,950	*	Autodesk, Inc	9,310,305
196,502		Automatic Data Processing, Inc	23,202,956
54,582	*	Black Knight, Inc	2,655,414
58,167		Booz Allen Hamilton Holding Co	2,305,158
213

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

51,006		Broadridge Financial Solutions, Inc	$5,468,353
119,590	*	Cadence Design Systems, Inc	4,790,775
55,475		CDK Global, Inc	3,619,189
67,357	*	Citrix Systems, Inc	6,931,709
257,153		Cognizant Technology Solutions Corp (Class A)	21,040,258
86,900	*	Dell Technologies, Inc-VMware Inc	6,236,813
124,951		DXC Technology Co	12,877,450
131,965	*	Electronic Arts, Inc	15,569,231
21,604	*	Euronet Worldwide, Inc	1,687,488
1,037,382	*	Facebook, Inc	178,429,704
81,364		Fidelity National Information Services, Inc	7,727,139
21,589	*	First American Corp	1,068,656
205,696	*	First Data Corp	3,723,098
180,924	*	Fiserv, Inc	12,820,275
39,471	*	FleetCor Technologies, Inc	8,181,549
63,221	*	Fortinet, Inc	3,499,915
37,830	*	Gartner, Inc	4,588,401
65,525		Genpact Ltd	2,089,592
65,991		Global Payments, Inc	7,460,283
54,322	*	GoDaddy, Inc	3,507,028
12,770	*	Guidewire Software, Inc	1,080,597
30,297	*	IAC/InterActiveCorp	4,912,356
255,574		International Business Machines Corp	37,048,007
106,493		Intuit, Inc	19,678,841
33,743		Jack Henry & Associates, Inc	4,031,614
13,923		LogMeIn, Inc	1,534,315
30,298	*	Manhattan Associates, Inc	1,304,632
406,685		MasterCard, Inc (Class A)	72,499,735
15,899	*,e	Match Group, Inc	749,161
3,290,455		Microsoft Corp	307,723,352
104,544		Oracle Corp	4,774,525
104,771	*	Pandora Media, Inc	587,765
139,191		Paychex, Inc	8,430,799
496,755	*	PayPal Holdings, Inc	37,062,891
49,711	*	PTC, Inc	4,093,701
77,916	*	Red Hat, Inc	12,704,983
77,453		Sabre Corp	1,598,630
300,442	*	salesforce.com, Inc	36,350,478
74,660	*	ServiceNow, Inc	12,404,012
62,020	*	Splunk, Inc	6,366,353
108,857	*	Square, Inc	5,153,290
78,221		SS&C Technologies Holdings, Inc	3,883,673
11,286	e	Switch, Inc	160,826
271,854		Symantec Corp	7,554,823
5,053	*	Synopsys, Inc	432,082
28,108	*	Tableau Software, Inc	2,390,585
49,844	*	Take-Two Interactive Software, Inc	4,969,945
78,780		Total System Services, Inc	6,622,247
18,068	*	Twitter, Inc	547,641
14,980	*	Tyler Technologies, Inc	3,279,422
12,361	*	Ultimate Software Group, Inc	2,965,651
37,234	*,e	VeriSign, Inc	4,372,016
214

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

798,478		Visa, Inc (Class A)	$101,310,889
29,271	*,e	VMware, Inc (Class A)	3,900,653
199,593		Western Union Co	3,941,962
13,511	*	WEX, Inc	2,187,701
60,243	*	Workday, Inc	7,520,736
125,125	*	Worldpay, Inc	10,162,653
16,885	*	Zillow Group, Inc	816,727
34,886	*,e	Zillow Group, Inc (Class C)	1,691,622
		TOTAL SOFTWARE & SERVICES	1,488,644,173

TECHNOLOGY HARDWARE & EQUIPMENT - 7.6%
130,184		Amphenol Corp (Class A)	10,897,703
2,227,639		Apple, Inc	368,139,621
23,729	*	Arista Networks, Inc	6,277,507
64,813		CDW Corp	4,620,519
72,031		Cognex Corp	3,331,434
10,598	*	Coherent, Inc	1,782,795
41,915	*	CommScope Holding Co, Inc	1,601,991
21,053		Corning, Inc	568,852
26,815	*	F5 Networks, Inc	4,373,258
31,512		Flir Systems, Inc	1,687,468
15,473	*	IPG Photonics Corp	3,296,213
6,749		Motorola, Inc	741,243
39,109		National Instruments Corp	1,599,167
52,156	*	NCR Corp	1,604,840
101,305		NetApp, Inc	6,744,887
38,829	*	Palo Alto Networks, Inc	7,474,971
84,051	*	Trimble Navigation Ltd	2,908,165
18,024		Universal Display Corp	1,587,013
18,781		Western Digital Corp	1,479,755
22,765	*	Zebra Technologies Corp (Class A)	3,069,405
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	433,786,807

TELECOMMUNICATION SERVICES - 0.9%
81,804	*	T-Mobile US, Inc	4,949,960
910,433		Verizon Communications, Inc	44,929,868
80,579	*	Zayo Group Holdings, Inc	2,925,018
		TOTAL TELECOMMUNICATION SERVICES	52,804,846

TRANSPORTATION - 2.9%
42,999		Alaska Air Group, Inc	2,791,925
80,977		American Airlines Group, Inc	3,476,343
61,164		CH Robinson Worldwide, Inc	5,628,923
1,598		Copa Holdings S.A. (Class A)	187,238
336,444		CSX Corp	19,981,409
54,604		Expeditors International of Washington, Inc	3,487,011
108,510		FedEx Corp	26,823,672
37,647		JB Hunt Transport Services, Inc	4,420,887
18,240		Landstar System, Inc	1,854,096
16,550		Old Dominion Freight Line	2,215,383
242,045		Southwest Airlines Co	12,787,237
313,452		Union Pacific Corp	41,886,591
215

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

302,934		United Parcel Service, Inc (Class B)	$34,383,009
38,506	*	XPO Logistics, Inc	3,741,243
		TOTAL TRANSPORTATION	163,664,967
UTILITIES - 0.0%
25,582		NRG Energy, Inc	793,042
		TOTAL UTILITIES	793,042

		TOTAL COMMON STOCKS	5,695,109,956
		(Cost $3,706,769,560)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.9%

GOVERNMENT AGENCY DEBT - 0.1%
$4,500,000		Federal Home Loan Bank (FHLB)	1.580%	05/01/18	4,500,000
		TOTAL GOVERNMENT AGENCY DEBT			4,500,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
46,427,587	c	State Street Navigator Securities Lending Government Money Market Portfolio			46,427,587
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			46,427,587

		TOTAL SHORT-TERM INVESTMENTS			50,927,587
		(Cost $50,927,587)
		TOTAL INVESTMENTS - 100.8%			5,746,037,543
		(Cost $3,757,697,147)
		OTHER ASSETS & LIABILITIES, NET - (0.8)%			(45,656,307)
		NET ASSETS - 100.0%			$5,700,381,236

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $44,895,891.
216

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.0%
46,962		Adient plc	$2,878,301
97,645		BorgWarner, Inc	4,778,746
1,996,613		Ford Motor Co	22,441,930
673,735		General Motors Co	24,753,024
53,769		Gentex Corp	1,222,707
126,484		Goodyear Tire & Rubber Co	3,176,013
21,860		Harley-Davidson, Inc	899,102
6,337		Lear Corp	1,184,829
		TOTAL AUTOMOBILES & COMPONENTS	61,334,652

BANKS - 12.8%
82,263		Associated Banc-Corp	2,175,856
4,909,241		Bank of America Corp	146,884,491
22,974		Bank of Hawaii Corp	1,934,641
33,213		Bank of the Ozarks, Inc	1,554,368
55,958		BankUnited	2,216,496
402,598		BB&T Corp	21,257,174
13,031		BOK Financial Corp	1,311,961
66,866		CIT Group, Inc	3,540,555
1,320,224		Citigroup, Inc	90,131,692
250,112		Citizens Financial Group, Inc	10,377,147
89,280		Comerica, Inc	8,444,102
47,176		Commerce Bancshares, Inc	2,996,620
28,105		Cullen/Frost Bankers, Inc	3,216,617
68,581		East West Bancorp, Inc	4,568,866
356,310		Fifth Third Bancorp	11,818,803
28,963		First Hawaiian, Inc	797,931
155,445		First Horizon National Corp	2,844,643
16,297		First Republic Bank	1,513,502
169,603		FNB Corp	2,204,839
546,107		Huntington Bancshares, Inc	8,142,455
1,773,128		JPMorgan Chase & Co	192,880,864
548,862		Keycorp	10,933,331
71,850		M&T Bank Corp	13,096,100
248,607		New York Community Bancorp, Inc	2,953,451
64,464		PacWest Bancorp	3,303,135
168,630		People’s United Financial, Inc	3,084,243
24,048		Pinnacle Financial Partners, Inc	1,540,274
243,774		PNC Financial Services Group, Inc	35,495,932
49,447		Popular, Inc	2,288,902
33,227		Prosperity Bancshares, Inc	2,384,702
586,485		Regions Financial Corp	10,967,270
11,746	*	Signature Bank	1,493,504
241,698		SunTrust Banks, Inc	16,145,426
217

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

6,421	*	SVB Financial Group	$1,923,796
60,111		Synovus Financial Corp	3,142,002
88,204		TCF Financial Corp	2,190,105
28,690		TFS Financial Corp	427,768
798,051		US Bancorp	40,261,673
46,474		Webster Financial Corp	2,797,270
2,272,031		Wells Fargo & Co	118,054,731
22,625	*	Western Alliance Bancorp	1,334,423
102,957		Zions Bancorporation	5,636,896
		TOTAL BANKS	800,268,557

CAPITAL GOODS - 6.1%
7,135		Acuity Brands, Inc	854,559
79,872	*	Aecom Technology Corp	2,750,792
32,513		AGCO Corp	2,037,915
44,459		Air Lease Corp	1,853,496
97,837		Ametek, Inc	6,829,023
216,159		Arconic, Inc	3,849,792
31,253		Carlisle Cos, Inc	3,366,886
27,184		Caterpillar, Inc	3,924,282
47,045	*	Colfax Corp	1,458,865
24,045		Crane Co	2,011,124
54,873		Cummins, Inc	8,771,998
4,556		Donaldson Co, Inc	201,649
71,397		Dover Corp	6,618,502
226,711		Eaton Corp	17,010,126
279,672		Emerson Electric Co	18,573,018
68,504		Flowserve Corp	3,042,263
71,473		Fluor Corp	4,213,333
13,303		Fortive Corp	935,334
5,754		Fortune Brands Home & Security, Inc	314,686
76,956		General Dynamics Corp	15,492,012
3,689,858		General Electric Co	51,916,302
45,268		Harris Corp	7,080,821
16,397		Hexcel Corp	1,089,909
159,707		Honeywell International, Inc	23,106,409
10,661		Hubbell, Inc	1,107,251
3,921		Huntington Ingalls	953,626
2,553		IDEX Corp	341,234
62,897		Ingersoll-Rand plc	5,276,429
43,225		ITT, Inc	2,113,270
63,254		Jacobs Engineering Group, Inc	3,674,425
474,782		Johnson Controls International plc	16,080,866
40,314		L3 Technologies, Inc	7,896,706
1,449		Lennox International, Inc	280,193
12,177		Lockheed Martin Corp	3,906,869
56,350		Masco Corp	2,133,974
13,197		MSC Industrial Direct Co (Class A)	1,140,749
28,783		Orbital ATK, Inc	3,810,294
37,456		Oshkosh Truck Corp	2,702,825
56,886		Owens Corning, Inc	3,725,464
178,382		PACCAR, Inc	11,357,582
9,751		Parker-Hannifin Corp	1,605,210
218

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

85,127		Pentair plc	$5,727,345
53,955	*	Quanta Services, Inc	1,753,537
94,275		Raytheon Co	19,320,718
24,068		Regal-Beloit Corp	1,713,642
2,961		Roper Industries, Inc	782,267
41,882	*	Sensata Technologies Holding plc	2,124,255
25,249		Snap-On, Inc	3,667,417
59,677		Spirit Aerosystems Holdings, Inc (Class A)	4,796,240
70,605		Stanley Works	9,996,962
17,612	*	Teledyne Technologies, Inc	3,295,029
38,986		Terex Corp	1,423,769
136,880		Textron, Inc	8,505,723
32,939		Timken Co	1,408,142
78,283		Trinity Industries, Inc	2,494,879
383,572		United Technologies Corp	46,086,176
44,419	*	USG Corp	1,786,976
10,630		Valmont Industries, Inc	1,510,523
1,670		W.W. Grainger, Inc	469,854
28,976	e	Wabtec Corp	2,573,359
23,292	*	WESCO International, Inc	1,387,039
45,606		Xylem, Inc	3,324,677
		TOTAL CAPITAL GOODS	379,558,592

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
18,895		ADT, Inc	168,355
8,443	*	Clean Harbors, Inc	386,689
11,888		Dun & Bradstreet Corp	1,370,805
84,658	*	IHS Markit Ltd	4,159,248
34,075		Manpower, Inc	3,261,659
184,985		Nielsen NV	5,817,778
99,742		Pitney Bowes, Inc	1,019,363
115,504		Republic Services, Inc	7,470,799
42,882	*	Stericycle, Inc	2,517,602
38,850		Waste Management, Inc	3,158,117
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	29,330,415

CONSUMER DURABLES & APPAREL - 1.1%
8,188		Brunswick Corp	490,298
79,126		DR Horton, Inc	3,492,622
61,213	*	Garmin Ltd	3,591,367
15,282		Hasbro, Inc	1,346,191
14,073		Leggett & Platt, Inc	570,660
7,818		Lennar Corp (B Shares)	333,750
131,773		Lennar Corp (Class A)	6,969,474
133,379	e	Mattel, Inc	1,974,009
67,667	*	Michael Kors Holdings Ltd	4,629,776
30,112	*	Mohawk Industries, Inc	6,319,907
247,581		Newell Rubbermaid, Inc	6,840,663
95,776		Pulte Homes, Inc	2,907,759
38,792		PVH Corp	6,193,919
27,938		Ralph Lauren Corp	3,068,989
219

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

35,830	*	Skechers U.S.A., Inc (Class A)	$1,021,155
121,291		Tapestry, Inc	6,521,817
14,938	*,e	Tempur Sealy International, Inc	668,476
37,883		Toll Brothers, Inc	1,597,147
24,945	*,e	Under Armour, Inc	382,906
24,609	*,e	Under Armour, Inc (Class A)	437,056
42,869		VF Corp	3,466,816
32,816		Whirlpool Corp	5,084,839
		TOTAL CONSUMER DURABLES & APPAREL	67,909,596

CONSUMER SERVICES - 0.8%
73,487		ARAMARK Holdings Corp	2,747,679
208,706		Carnival Corp	13,161,000
44,725		Extended Stay America, Inc	875,715
2,314		Graham Holdings Co	1,395,458
85,917		H&R Block, Inc	2,375,605
17,293		Hilton Worldwide Holdings, Inc	1,363,380
24,593		Hyatt Hotels Corp	1,890,464
51,614		International Game Technology plc	1,459,128
237,852		MGM Resorts International	7,473,310
102,931	*	Norwegian Cruise Line Holdings Ltd	5,503,721
88,045		Royal Caribbean Cruises Ltd	9,525,589
22,598		Yum China Holdings, Inc	966,290
		TOTAL CONSUMER SERVICES	48,737,339

DIVERSIFIED FINANCIALS - 6.9%
28,661		Affiliated Managers Group, Inc	4,725,053
199,377		AGNC Investment Corp	3,772,213
225,404		Ally Financial, Inc	5,883,044
370,601		American Express Co	36,596,849
7,070		Ameriprise Financial, Inc	991,285
588,225		Annaly Capital Management, Inc	6,099,893
505,341		Bank of New York Mellon Corp	27,546,138
90,235		BGC Partners, Inc (Class A)	1,205,540
63,915		BlackRock, Inc	33,331,673
231,718		Capital One Financial Corp	20,998,285
122,177		Charles Schwab Corp	6,802,815
89,998		Chimera Investment Corp	1,574,065
172,996		CME Group, Inc	27,278,009
593	*	Credit Acceptance Corp	196,188
186,148		Discover Financial Services	13,263,045
139,397	*	E*TRADE Financial Corp	8,458,610
38,029		Federated Investors, Inc (Class B)	1,006,628
168,224		Franklin Resources, Inc	5,659,055
180,754		Goldman Sachs Group, Inc	43,079,101
36,279		Interactive Brokers Group, Inc (Class A)	2,691,902
154,401		IntercontinentalExchange Group, Inc	11,187,897
176,430		Invesco Ltd	5,111,177
393,919		iShares Russell 1000 Value Index Fund	47,404,212
6,589		Lazard Ltd (Class A)	358,573
34,436		Legg Mason, Inc	1,367,109
124,867		Leucadia National Corp	3,001,803
220

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

198,872		MFA Mortgage Investments, Inc	$1,495,517
657,149		Morgan Stanley	33,922,031
27		Morningstar, Inc	2,932
58,058		NASDAQ OMX Group, Inc	5,127,683
131,333		Navient Corp	1,741,476
160,450		New Residential Investment Corp	2,804,666
106,505		Northern Trust Corp	11,369,409
33,765	*	OneMain Holdings, Inc	1,041,650
48,364		Raymond James Financial, Inc	4,340,669
77,929		Santander Consumer USA Holdings, Inc	1,437,790
216,691	*	SLM Corp	2,487,613
180,258		State Street Corp	17,986,143
397,032		Synchrony Financial	13,169,551
101,343		T Rowe Price Group, Inc	11,534,860
15,030		TD Ameritrade Holding Corp	873,093
89,317		Two Harbors Investment Corp	1,362,977
85,680		Voya Financial, Inc	4,485,348
		TOTAL DIVERSIFIED FINANCIALS	434,773,570

ENERGY - 11.6%
281,692		Anadarko Petroleum Corp	18,963,505
81,017		Andeavor	11,206,271
62,717	*	Antero Resources Corp	1,191,623
186,661		Apache Corp	7,643,768
218,997		Baker Hughes a GE Co	7,907,982
64,226		Cabot Oil & Gas Corp	1,535,644
70,060	*	Centennial Resource Development, Inc	1,296,110
34,118	*	Cheniere Energy, Inc	1,984,303
378,087	*,e	Chesapeake Energy Corp	1,122,918
971,424		Chevron Corp	121,534,857
3,556		Cimarex Energy Co	357,698
108,474	*	CNX Resources Corp	1,611,924
75,545	*	Concho Resources, Inc	11,876,430
606,899		ConocoPhillips	39,751,884
15,273	*	CONSOL Energy, Inc	480,336
23,919	*	Continental Resources, Inc	1,580,089
253,295	*	Devon Energy Corp	9,202,207
38,820	*	Diamondback Energy, Inc	4,986,429
51,162	*	Energen Corp	3,348,041
267,829		EOG Resources, Inc	31,649,353
103,227		EQT Corp	5,180,963
62,553	*,e	Extraction Oil & Gas, Inc	883,248
2,176,566		Exxon Mobil Corp	169,228,007
55,805	*	Gulfport Energy Corp	518,987
141,643		Halliburton Co	7,505,663
52,829		Helmerich & Payne, Inc	3,674,257
146,209		Hess Corp	8,332,451
90,996		HollyFrontier Corp	5,522,547
975,617		Kinder Morgan, Inc	15,434,261
122,412	*	Kosmos Energy LLC	861,781
438,847		Marathon Oil Corp	8,008,958
248,428		Marathon Petroleum Corp	18,609,742
221

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

87,885		Murphy Oil Corp	$2,646,217
147,876		Nabors Industries Ltd	1,125,336
196,905		National Oilwell Varco, Inc	7,614,316
248,867		Noble Energy, Inc	8,419,171
392,672		Occidental Petroleum Corp	30,337,839
52,185		Oceaneering International, Inc	1,108,409
35,740	*	Parsley Energy, Inc	1,073,272
104,987		Patterson-UTI Energy, Inc	2,248,822
58,399		PBF Energy, Inc	2,238,434
218,381		Phillips 66	24,307,989
86,680		Pioneer Natural Resources Co	17,470,354
125,601	*	Questar Market Resources, Inc	1,529,820
119,470		Range Resources Corp	1,654,660
523	e	RPC, Inc	9,419
34,875	*	RSP Permian, Inc	1,730,149
714,624		Schlumberger Ltd	48,994,621
57,617	e	SM Energy Co	1,379,927
269,360	*	Southwestern Energy Co	1,104,376
107,850		Targa Resources Investments, Inc	5,065,715
210,538	*,e	Transocean Ltd	2,604,355
225,522		Valero Energy Corp	25,017,155
457,845	*,e	Weatherford International Ltd	1,350,643
46,770	*	Whiting Petroleum Corp	1,909,151
362,481		Williams Cos, Inc	9,326,636
36,986		World Fuel Services Corp	794,089
197,727	*	WPX Energy, Inc	3,379,154
		TOTAL ENERGY	727,432,266

FOOD & STAPLES RETAILING - 2.2%
18,751		Casey’s General Stores, Inc	1,811,346
523,195		CVS Health Corp	36,534,707
204,367		Kroger Co	5,148,005
288,816	*,e	Rite Aid Corp	482,322
104,988	*	US Foods Holding Corp	3,588,490
359,615		Walgreens Boots Alliance, Inc	23,896,417
735,817		Walmart, Inc	65,090,372
		TOTAL FOOD & STAPLES RETAILING	136,551,659

FOOD, BEVERAGE & TOBACCO - 3.4%
283,796		Archer Daniels Midland Co	12,878,662
1,668		Brown-Forman Corp	89,021
6,159		Brown-Forman Corp (Class B)	345,150
72,051		Bunge Ltd	5,204,244
33,556		Campbell Soup Co	1,368,414
496,679		Coca-Cola Co	21,461,500
198,192		ConAgra Foods, Inc	7,346,977
84,441		Flowers Foods, Inc	1,909,211
84,358		General Mills, Inc	3,689,819
49,188	*	Hain Celestial Group, Inc	1,432,846
6,184		Hershey Co	568,557
138,189		Hormel Foods Corp	5,009,351
36,517		Ingredion, Inc	4,421,844
222

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

56,524		J.M. Smucker Co	$6,448,258
10,394		Kellogg Co	612,207
308,365		Kraft Heinz Co	17,385,619
56,471		Lamb Weston Holdings, Inc	3,688,686
89,368		Molson Coors Brewing Co (Class B)	6,366,576
735,975		Mondelez International, Inc	29,071,012
94,108		PepsiCo, Inc	9,499,261
725,958		Philip Morris International, Inc	59,528,556
3,181	*	Pilgrim’s Pride Corp	68,710
59,954		Pinnacle Foods, Inc	3,621,222
33,779	*	Post Holdings, Inc	2,687,795
137		Seaboard Corp	548,966
21,179	*	TreeHouse Foods, Inc	815,391
141,711		Tyson Foods, Inc (Class A)	9,933,941
		TOTAL FOOD, BEVERAGE & TOBACCO	216,001,796

HEALTH CARE EQUIPMENT & SERVICES - 5.4%
866,115		Abbott Laboratories	50,347,265
37,164	*	Acadia Healthcare Co, Inc	1,322,295
110,480		Aetna Inc	19,781,444
131,296		Anthem, Inc	30,984,543
231,726		Baxter International, Inc	16,104,957
97,103	*	Brookdale Senior Living, Inc	703,026
161,367		Cardinal Health, Inc	10,354,920
76,639	*	Centene Corp	8,321,463
15,430		Cigna Corp	2,651,183
5,692		Cooper Cos, Inc	1,301,817
314,285		Danaher Corp	31,529,071
75,376	*	DaVita, Inc	4,732,859
115,959		Dentsply Sirona, Inc	5,837,376
61,010	*	Envision Healthcare Corp	2,267,742
271,236	*	Express Scripts Holding Co	20,532,565
134,897		HCA Holdings, Inc	12,915,039
2,403		Hill-Rom Holdings, Inc	206,249
60,139	*	Hologic, Inc	2,332,792
4,096		Humana, Inc	1,204,961
52,989	*	Laboratory Corp of America Holdings	9,047,872
17,287	*	LifePoint Hospitals, Inc	828,047
95,124		McKesson Corp	14,859,320
44,744	*	MEDNAX, Inc	2,054,197
643,956		Medtronic plc	51,600,194
38,550		Patterson Cos, Inc	897,444
18,600	*	Premier, Inc	613,614
70,823		Quest Diagnostics, Inc	7,167,288
42,224		STERIS Plc	3,991,012
19,282		Teleflex, Inc	5,165,262
44,105		Universal Health Services, Inc (Class B)	5,036,791
1,875	*	WellCare Health Plans, Inc	384,675
104,033		Zimmer Biomet Holdings, Inc	11,981,481
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	337,058,764
223

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
10,388		Clorox Co	$1,217,474
371,788		Colgate-Palmolive Co	24,251,731
234,676		Coty, Inc	4,071,629
30,023	*	Edgewell Personal Care Co	1,322,513
26,355		Kimberly-Clark Corp	2,728,797
19,928		Nu Skin Enterprises, Inc (Class A)	1,417,877
1,229,883		Procter & Gamble Co	88,969,736
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	123,979,757

INSURANCE - 7.6%
388,638		Aflac, Inc	17,710,234
7,841		Alleghany Corp	4,505,987
130,452		Allstate Corp	12,760,815
36,394		American Financial Group, Inc	4,120,529
406,512		American International Group, Inc	22,764,672
3,746		American National Insurance Co	452,030
54,276	*	Arch Capital Group Ltd	4,349,136
29,555		Arthur J. Gallagher & Co	2,068,554
22,185		Aspen Insurance Holdings Ltd	941,753
21,446		Assurant, Inc	1,990,618
57,636		Assured Guaranty Ltd	2,091,610
60,219	*	Athene Holding Ltd	2,950,731
44,274		Axis Capital Holdings Ltd	2,598,884
987,645	*	Berkshire Hathaway, Inc (Class B)	191,336,466
40,893	*	Brighthouse Financial, Inc	2,076,547
116,008		Brown & Brown, Inc	3,158,898
237,899		Chubb Ltd	32,275,757
79,106		Cincinnati Financial Corp	5,564,316
14,382		CNA Financial Corp	725,716
3,578		Erie Indemnity Co (Class A)	417,803
20,802		Everest Re Group Ltd	4,840,001
52,798		First American Financial Corp	2,698,506
136,060		FNF Group	5,011,090
20,519		Hanover Insurance Group, Inc	2,356,607
181,434		Hartford Financial Services Group, Inc	9,768,407
112,120		Lincoln National Corp	7,920,157
143,754		Loews Corp	7,541,335
7,010	*	Markel Corp	7,921,580
14,892		Mercury General Corp	681,011
463,681		Metlife, Inc	22,103,673
120,676		Old Republic International Corp	2,461,790
136,005		Principal Financial Group	8,054,216
25,305		ProAssurance Corp	1,196,926
217,626		Prudential Financial, Inc	23,137,996
32,840		Reinsurance Group of America, Inc (Class A)	4,906,296
19,971		RenaissanceRe Holdings Ltd	2,716,855
58,824		Torchmark Corp	5,102,394
139,233		Travelers Cos, Inc	18,323,063
116,345		UnumProvident Corp	5,628,771
38,672		Validus Holdings Ltd	2,620,801
48,621		W.R. Berkley Corp	3,625,182
1,869		White Mountains Insurance Group Ltd	1,617,227
224

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

63,451		Willis Towers Watson plc	$9,423,108
87,230		XL Group Ltd	4,849,116
		TOTAL INSURANCE	479,367,164

MATERIALS - 2.9%
109,954		Air Products & Chemicals, Inc	17,844,435
46,153		Albemarle Corp	4,474,995
93,391		Alcoa Corp	4,781,619
25,480		Aptargroup, Inc	2,382,380
2,610		Ardagh Group S.A.	53,035
33,458		Ashland Global Holdings, Inc	2,214,250
2,613		Avery Dennison Corp	273,869
82,168		Ball Corp	3,294,115
43,302		Bemis Co, Inc	1,873,678
32,554		Cabot Corp	1,818,466
27,986		Celanese Corp (Series A)	3,041,239
117,751		CF Industries Holdings, Inc	4,568,739
20,862	*	Crown Holdings, Inc	1,039,762
33,932		Domtar Corp	1,489,615
627,493		DowDuPont, Inc	39,682,657
75,190		Eastman Chemical Co	7,675,395
562,638		Freeport-McMoRan Copper & Gold, Inc (Class B)	8,557,724
50,228		Graphic Packaging Holding Co	718,260
55,318		Huntsman Corp	1,646,817
17,158		International Paper Co	884,667
93,362		LyondellBasell Industries AF S.C.A	9,871,164
3,372		Martin Marietta Materials, Inc	656,764
179,098		Mosaic Co	4,826,691
346		NewMarket Corp	131,324
277,602		Newmont Mining Corp	10,906,983
163,280		Nucor Corp	10,061,314
80,924		Olin Corp	2,443,096
19,751	*	Owens-Illinois, Inc	401,538
61,961	*	Platform Specialty Products Corp	623,947
8,046		PPG Industries, Inc	851,910
17,401		Praxair, Inc	2,654,001
36,033		Reliance Steel & Aluminum Co	3,168,021
18,951		Royal Gold, Inc	1,682,849
6,041		RPM International, Inc	291,780
1,577		Scotts Miracle-Gro Co (Class A)	131,806
46,048		Sealed Air Corp	2,019,205
50,687		Sonoco Products Co	2,603,284
5,055	e	Southern Copper Corp (NY)	266,955
104,173		Steel Dynamics, Inc	4,667,992
114,124		Tahoe Resources, Inc	574,044
90,445		United States Steel Corp	3,059,754
100,656		Valvoline, Inc	2,041,304
4,954		Vulcan Materials Co	553,312
9,660		Westlake Chemical Corp	1,033,330
128,313		WestRock Co	7,590,997
		TOTAL MATERIALS	181,429,082
225

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

MEDIA - 2.3%
29,735	*	Charter Communications, Inc	$8,066,808
51,613		Cinemark Holdings, Inc	2,021,681
178,850		Comcast Corp (Class A)	5,614,101
75,586	*,e	Discovery Communications, Inc (Class A)	1,787,609
126,407	*	Discovery Communications, Inc (Class C)	2,808,764
28,005	*	DISH Network Corp (Class A)	939,568
42,485	*	GCI Liberty, Inc	1,894,831
32,412		Interpublic Group of Cos, Inc	764,599
23,016		John Wiley & Sons, Inc (Class A)	1,517,905
13,981	*	Liberty Broadband Corp (Class A)	985,381
52,786	*	Liberty Broadband Corp (Class C)	3,742,000
13,075	*	Liberty Media Group (Class A)	367,538
92,540	*,e	Liberty Media Group (Class C)	2,731,781
47,885	*	Liberty SiriusXM Group (Class A)	2,000,156
92,910	*	Liberty SiriusXM Group (Class C)	3,870,631
10,231	e	Lions Gate Entertainment Corp (Class A)	254,650
19,089		Lions Gate Entertainment Corp (Class B)	439,429
8,066	*	Madison Square Garden Co	1,960,199
191,375		News Corp	3,058,173
66,212		News Corp (Class B)	1,075,945
46,772	e	Sirius XM Holdings, Inc	296,067
114,586		TEGNA, Inc	1,211,174
396,654		Time Warner, Inc	37,602,799
36,413		Tribune Co	1,376,047
508,381		Twenty-First Century Fox, Inc	18,586,409
215,891		Twenty-First Century Fox, Inc (Class B)	7,787,188
5,513		Viacom, Inc	195,987
179,599		Viacom, Inc (Class B)	5,416,706
243,768		Walt Disney Co	24,457,243
		TOTAL MEDIA	142,831,369

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.2%
127,059		Agilent Technologies, Inc	8,352,859
104	*	Agios Pharmaceuticals, Inc	8,727
2,522	*	Akorn, Inc	36,392
20,798	*	Alexion Pharmaceuticals, Inc	2,446,469
172,003		Allergan plc	26,428,261
5,483	*	Alnylam Pharmaceuticals, Inc	518,308
263,269		Amgen, Inc	45,935,175
6,797	*	Biogen Idec, Inc	1,859,659
10,354	*	Bio-Rad Laboratories, Inc (Class A)	2,626,913
430,085		Bristol-Myers Squibb Co	22,420,331
35,128		Bruker BioSciences Corp	1,037,330
117,494	*	Endo International plc	673,241
190,276		Gilead Sciences, Inc	13,743,636
11,739	*,e	Intrexon Corp	213,415
28,861	*	IQVIA Holdings, Inc	2,763,729
1,172,664		Johnson & Johnson	148,330,270
42,452	*,e	Mallinckrodt plc	551,876
273,528	*	Mylan NV	10,601,945
226

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

150,774	*,e	Opko Health, Inc	$458,353
44,318	*	PerkinElmer, Inc	3,251,168
66,347		Perrigo Co plc	5,184,355
3,035,036		Pfizer, Inc	111,112,668
75,599		QIAGEN NV	2,472,843
1,329,676		Schering-Plough Corp	78,278,026
111,943		Thermo Fisher Scientific, Inc	23,547,210
21,302	*	United Therapeutics Corp	2,345,563
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	515,198,722

REAL ESTATE - 4.6%
51,455		Alexandria Real Estate Equities, Inc	6,409,749
72,820		American Campus Communities, Inc	2,847,990
123,382		American Homes 4 Rent	2,492,316
82,022		Apartment Investment & Management Co (Class A)	3,330,093
106,601		Apple Hospitality REIT, Inc	1,917,752
70,996		AvalonBay Communities, Inc	11,572,348
67,855		Boston Properties, Inc	8,238,276
79,555		Brandywine Realty Trust	1,281,631
153,112		Brixmor Property Group, Inc	2,279,838
48,301		Camden Property Trust	4,124,905
84,106	*	CBRE Group, Inc	3,810,843
286,381		Colony NorthStar, Inc	1,749,788
62,030		Columbia Property Trust, Inc	1,324,961
61,172		CoreCivic, Inc	1,233,228
46,318		Corporate Office Properties Trust	1,274,208
30,015		CubeSmart	883,642
5,435		CyrusOne, Inc	291,262
47,053		DCT Industrial Trust, Inc	3,085,265
154,648		DDR Corp	1,121,198
26,113		Digital Realty Trust, Inc	2,759,883
15,555		Douglas Emmett, Inc	579,735
188,098		Duke Realty Corp	5,097,456
56,253		Empire State Realty Trust, Inc	979,927
34,191		Entertainment Properties Trust	1,881,189
60,701	*	Equity Commonwealth	1,881,124
183,084		Equity Residential	11,298,114
33,834		Essex Property Trust, Inc	8,109,671
10,101		Extra Space Storage, Inc	904,949
24,004		Federal Realty Investment Trust	2,780,863
125,450		Forest City Realty Trust, Inc	2,516,527
72,353		Gaming and Leisure Properties, Inc	2,479,537
319,578		GGP, Inc	6,388,364
241,244		HCP, Inc	5,635,460
106,878		Healthcare Trust of America, Inc	2,670,881
49,753		Highwoods Properties, Inc	2,190,127
81,392		Hospitality Properties Trust	2,025,033
378,659		Host Marriott Corp	7,406,570
17,337	*	Howard Hughes Corp	2,345,696
69,503		Hudson Pacific Properties	2,284,564
148,127		Invitation Homes, Inc	3,427,659
18,063		Iron Mountain, Inc	613,058
46,758		JBG SMITH Properties	1,723,967
227

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

22,416		Jones Lang LaSalle, Inc	$3,799,736
49,530		Kilroy Realty Corp	3,549,815
206,906		Kimco Realty Corp	3,002,206
4,815		Lamar Advertising Co	306,764
79,308		Liberty Property Trust	3,316,661
22,057		Life Storage, Inc	1,950,721
70,474		Macerich Co	4,060,712
189,445		Medical Properties Trust, Inc	2,421,107
57,958		Mid-America Apartment Communities, Inc	5,300,839
76,801		National Retail Properties, Inc	2,921,510
102,616		Omega Healthcare Investors, Inc	2,665,964
52,815		Outfront Media, Inc	990,281
94,778		Paramount Group, Inc	1,360,064
90,524		Park Hotels & Resorts, Inc	2,605,281
78,986		Piedmont Office Realty Trust, Inc	1,415,429
270,796		Prologis, Inc	17,577,368
60,993		Rayonier, Inc	2,268,330
63,104	e	Realogy Holdings Corp	1,565,610
142,767		Realty Income Corp	7,211,161
77,892		Regency Centers Corp	4,583,944
108,149		Retail Properties of America, Inc	1,248,039
115,335		Senior Housing Properties Trust	1,795,766
15,520		Simon Property Group, Inc	2,426,397
46,501		SL Green Realty Corp	4,545,008
237,369		Spirit Realty Capital, Inc	1,910,820
122,820		Starwood Property Trust, Inc	2,574,307
84,355		STORE Capital Corp	2,128,277
38,446		Sun Communities, Inc	3,608,157
36,633		Tanger Factory Outlet Centers, Inc	804,094
14,903		Taubman Centers, Inc	834,270
140,394		UDR, Inc	5,075,243
85,582		Uniti Group, Inc	1,542,188
181,841		Ventas, Inc	9,350,264
503,157		VEREIT, Inc	3,421,468
95,566		VICI Properties, Inc	1,737,390
89,606		Vornado Realty Trust	6,095,896
58,399		Weingarten Realty Investors	1,604,221
191,068		Welltower, Inc	10,210,674
381,790		Weyerhaeuser Co	14,042,236
56,232		WP Carey, Inc	3,590,413
		TOTAL REAL ESTATE	288,668,278

RETAILING - 1.5%
26,424		Advance Auto Parts, Inc	3,024,227
30,214	*	Autonation, Inc	1,395,585
1,952	*	AutoZone, Inc	1,219,063
71,438		Bed Bath & Beyond, Inc	1,247,307
128,333		Best Buy Co, Inc	9,821,324
15,203	*	Burlington Stores, Inc	2,065,327
8,849		Dick’s Sporting Goods, Inc	292,813
85,607		Dollar General Corp	8,263,644
6,676	*	Dollar Tree, Inc	640,162
228

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

59,245		Foot Locker, Inc	$2,552,275
52,344	e	GameStop Corp (Class A)	714,496
115,852		Gap, Inc	3,387,512
45,582		Genuine Parts Co	4,025,802
86,172		Kohl’s Corp	5,353,005
103,204		L Brands, Inc	3,602,852
23,550	*	Liberty Expedia Holdings, Inc	960,840
134,200	*	LKQ Corp	4,162,884
152,771		Macy’s, Inc	4,746,595
12,777	*	Michaels Cos, Inc	237,908
15,722	*	Murphy USA, Inc	983,725
17,993		Penske Auto Group, Inc	811,484
88,985	*	Qurate Retail Group, Inc QVC Group	2,083,139
46,121	*	Sally Beauty Holdings, Inc	797,432
31,417	e	Signet Jewelers Ltd	1,221,493
279,785		Target Corp	20,312,391
55,624		Tiffany & Co	5,719,816
26,851	*,e	TripAdvisor, Inc	1,004,764
39,392	*	Urban Outfitters, Inc	1,586,316
33,727	e	Williams-Sonoma, Inc	1,612,151
		TOTAL RETAILING	93,846,332

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
150,541		Cypress Semiconductor Corp	2,194,888
39,822	*	First Solar, Inc	2,823,778
2,419,590		Intel Corp	124,899,236
204,853		Marvell Technology Group Ltd	4,109,351
135,125	*	Micron Technology, Inc	6,213,048
11,488	*	Microsemi Corp	743,159
75,519	*	NXP Semiconductors NV	7,921,943
9,953	*	ON Semiconductor Corp	219,762
30,346	*	Qorvo, Inc	2,045,320
759,417		QUALCOMM, Inc	38,737,861
8,056		Teradyne, Inc	262,223
46,361		Versum Materials, Inc	1,630,980
7,410		Xilinx, Inc	476,018
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	192,277,567

SOFTWARE & SERVICES - 2.6%
83,654	*	Akamai Technologies, Inc	5,993,809
73,725		Amdocs Ltd	4,958,006
18,689	*	Autodesk, Inc	2,352,945
4,918		Booz Allen Hamilton Holding Co	194,900
162,235		CA, Inc	5,645,778
91,039	*	Conduent, Inc	1,771,619
487,471	*	eBay, Inc	18,465,402
71,594		Fidelity National Information Services, Inc	6,799,282
90,665	*	FireEye, Inc	1,636,503
18,519	*	First American Corp	916,691
24,546	*	Guidewire Software, Inc	2,077,083
135,638		International Business Machines Corp	19,662,084
72,573		Leidos Holdings, Inc	4,661,364
229

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

10,265		LogMeIn, Inc	$1,131,203
148,869	*	Nuance Communications, Inc	2,191,352
1,373,233		Oracle Corp	62,715,551
24,757		Sabre Corp	510,984
8,198		SS&C Technologies Holdings, Inc	407,031
5,125	e	Switch, Inc	73,031
71,249	*	Synopsys, Inc	6,092,502
62,725	*	Teradata Corp	2,566,707
327,565	*	Twitter, Inc	9,928,495
4,287	*	WEX, Inc	694,151
9,092	*	Zillow Group, Inc	439,780
17,877	*,e	Zillow Group, Inc (Class C)	866,856
393,755	*	Zynga, Inc	1,358,455
		TOTAL SOFTWARE & SERVICES	164,111,564

TECHNOLOGY HARDWARE & EQUIPMENT - 3.3%
86,518	*	ARRIS International plc	2,335,986
46,674	*	Arrow Electronics, Inc	3,488,415
60,888		Avnet, Inc	2,388,636
2,547,218		Cisco Systems, Inc	112,816,285
45,488	*	CommScope Holding Co, Inc	1,738,551
416,761		Corning, Inc	11,260,882
29,295		Dolby Laboratories, Inc (Class A)	1,752,427
25,728	*	EchoStar Corp (Class A)	1,351,749
34,645		Flir Systems, Inc	1,855,240
806,699		Hewlett Packard Enterprise Co	13,754,218
846,061		HP, Inc	18,181,851
87,249		Jabil Circuit, Inc	2,320,823
186,779		Juniper Networks, Inc	4,592,896
93,814	*	Keysight Technologies, Inc	4,848,308
76,674		Motorola, Inc	8,421,106
12,240		National Instruments Corp	500,494
18,501		NetApp, Inc	1,231,797
28,424	*	Trimble Navigation Ltd	983,470
130,132		Western Digital Corp	10,253,100
121,352		Xerox Corp	3,816,520
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	207,892,754

TELECOMMUNICATION SERVICES - 2.7%
3,161,576		AT&T, Inc	103,383,535
485,525		CenturyLink, Inc	9,021,055
342,930	*,e	Sprint Corp	1,923,837
53,553		Telephone & Data Systems, Inc	1,463,604
56,028	*	T-Mobile US, Inc	3,390,254
7,672	*	US Cellular Corp	303,581
1,049,772		Verizon Communications, Inc	51,806,248
		TOTAL TELECOMMUNICATION SERVICES	171,292,114

TRANSPORTATION - 1.4%
11,105		Alaska Air Group, Inc	721,048
2,185		Amerco, Inc	737,481
230

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

124,528		American Airlines Group, Inc	$5,345,987
13,891		Copa Holdings S.A. (Class A)	1,627,608
45,209		CSX Corp	2,684,963
336,931		Delta Air Lines, Inc	17,594,537
28,197		Expeditors International of Washington, Inc	1,800,660
31,872	*	Genesee & Wyoming, Inc (Class A)	2,269,286
167,143	*	JetBlue Airways Corp	3,207,474
52,492		Kansas City Southern Industries, Inc	5,597,222
25,961	*	Kirby Corp	2,214,473
42,203		Macquarie Infrastructure Co LLC	1,599,494
146,046		Norfolk Southern Corp	20,953,220
12,217		Old Dominion Freight Line	1,635,368
25,572		Ryder System, Inc	1,724,320
35,806	*	Spirit Airlines, Inc	1,278,990
36,900		Union Pacific Corp	4,930,947
137,164	*	United Continental Holdings, Inc	9,264,057
16,170	*	XPO Logistics, Inc	1,571,077
		TOTAL TRANSPORTATION	86,758,212

UTILITIES - 5.9%
332,153		AES Corp	4,065,553
116,971		Alliant Energy Corp	5,023,904
126,139		Ameren Corp	7,394,268
253,463		American Electric Power Co, Inc	17,737,341
90,923		American Water Works Co, Inc	7,872,113
87,997		Aqua America, Inc	3,093,095
52,054		Atmos Energy Corp	4,522,972
26,794		Avangrid, Inc	1,412,312
229,068		Centerpoint Energy, Inc	5,802,292
145,269		CMS Energy Corp	6,855,244
163,181		Consolidated Edison, Inc	13,075,694
329,895		Dominion Resources, Inc	21,957,811
93,026		DTE Energy Co	9,804,940
359,044		Duke Energy Corp	28,780,967
166,060		Edison International	10,880,251
92,073		Entergy Corp	7,512,236
163,045		Eversource Energy	9,823,461
494,532		Exelon Corp	19,623,030
224,521		FirstEnergy Corp	7,723,522
108,176		Great Plains Energy, Inc	3,540,600
49,930		Hawaiian Electric Industries, Inc	1,732,072
101,936		MDU Resources Group, Inc	2,871,537
39,589		National Fuel Gas Co	2,032,895
239,495		NextEra Energy, Inc	39,255,626
167,269		NiSource, Inc	4,079,691
118,278		NRG Energy, Inc	3,666,618
100,004		OGE Energy Corp	3,287,131
265,696		PG&E Corp	12,248,586
57,139		Pinnacle West Capital Corp	4,599,690
352,790		PPL Corp	10,266,189
261,527		Public Service Enterprise Group, Inc	13,638,633
64,015		SCANA Corp	2,353,832
128,666		Sempra Energy	14,384,859
231

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY			VALUE

511,550		Southern Co			$23,592,686
87,746		UGI Corp			4,246,029
41,811		Vectren Corp			2,938,059
166,052		Vistra Energy Corp			3,794,288
162,581		WEC Energy Group, Inc			10,450,707
72,560		Westar Energy, Inc			3,931,301
262,498		Xcel Energy, Inc			12,295,406
		TOTAL UTILITIES			372,167,441

		TOTAL COMMON STOCKS			6,258,777,562
		(Cost $5,178,343,996)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.5%

GOVERNMENT AGENCY DEBT - 0.1%
$3,400,000		Federal Home Loan Bank (FHLB)	1.580%	05/01/18	3,400,000
		TOTAL GOVERNMENT AGENCY DEBT			3,400,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
26,961,454	c	State Street Navigator Securities Lending Government Money Market Portfolio			26,961,454
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			26,961,454

		TOTAL SHORT-TERM INVESTMENTS			30,361,454
		(Cost $30,361,454)
		TOTAL INVESTMENTS - 100.4%			6,289,139,016
		(Cost $5,208,705,450)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(27,076,431)
		NET ASSETS - 100.0%			$6,262,062,585

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $25,687,018.
232

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS
S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.6%
40,983		BorgWarner, Inc	$2,005,708
54,769		Delphi Automotive plc	4,632,362
803,857		Ford Motor Co	9,035,353
264,175		General Motors Co	9,705,789
49,241		Goodyear Tire & Rubber Co	1,236,442
34,738		Harley-Davidson, Inc	1,428,774
		TOTAL AUTOMOBILES & COMPONENTS	28,044,428

BANKS - 6.5%
1,981,908		Bank of America Corp	59,298,687
162,760		BB&T Corp	8,593,728
532,372		Citigroup, Inc	36,345,037
101,470		Citizens Financial Group, Inc	4,209,990
35,749		Comerica, Inc	3,381,140
145,603		Fifth Third Bancorp	4,829,652
224,010		Huntington Bancshares, Inc	3,339,989
710,956		JPMorgan Chase & Co	77,337,794
221,455		Keycorp	4,411,384
30,650		M&T Bank Corp	5,586,576
71,710		People’s United Financial, Inc	1,311,576
97,407		PNC Financial Services Group, Inc	14,183,433
235,287		Regions Financial Corp	4,399,867
97,814		SunTrust Banks, Inc	6,533,975
10,684	*	SVB Financial Group	3,201,033
325,254		US Bancorp	16,409,064
909,329		Wells Fargo & Co	47,248,735
41,168		Zions Bancorporation	2,253,948
		TOTAL BANKS	302,875,608

CAPITAL GOODS - 7.2%
123,356		3M Co	23,979,173
30,303		A.O. Smith Corp	1,859,089
8,742		Acuity Brands, Inc	1,047,029
19,715		Allegion plc	1,521,604
48,670		Ametek, Inc	3,397,166
87,176		Arconic, Inc	1,552,605
114,620		Boeing Co	38,232,647
123,383		Caterpillar, Inc	17,811,570
32,256		Cummins, Inc	5,156,444
67,402		Deere & Co	9,121,513
32,080		Dover Corp	2,973,816
90,854		Eaton Corp	6,816,776
131,327		Emerson Electric Co	8,721,426
24,765		Equifax, Inc	2,774,918
233

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

59,208		Fastenal Co	$2,959,808
27,320		Flowserve Corp	1,213,281
29,072		Fluor Corp	1,713,794
63,065		Fortive Corp	4,434,100
31,797		Fortune Brands Home & Security, Inc	1,738,978
57,100		General Dynamics Corp	11,494,801
1,799,836		General Electric Co	25,323,693
24,537		Harris Corp	3,838,078
155,793		Honeywell International, Inc	22,540,131
9,072		Huntington Ingalls	2,206,401
64,485		Illinois Tool Works, Inc	9,158,160
51,474		Ingersoll-Rand plc	4,318,154
24,955		Jacobs Engineering Group, Inc	1,449,636
192,970		Johnson Controls International plc	6,535,894
16,119		L3 Technologies, Inc	3,157,390
51,506		Lockheed Martin Corp	16,525,185
62,766		Masco Corp	2,376,948
36,378		Northrop Grumman Corp	11,715,171
73,452		PACCAR, Inc	4,676,689
27,451		Parker-Hannifin Corp	4,518,984
34,805		Pentair plc	2,341,680
31,847	*	Quanta Services, Inc	1,035,028
59,698		Raytheon Co	12,234,508
26,481		Rockwell Automation, Inc	4,356,919
33,536		Rockwell Collins, Inc	4,444,861
21,379		Roper Industries, Inc	5,648,118
11,898		Snap-On, Inc	1,728,185
31,611		Stanley Works	4,475,801
54,432		Textron, Inc	3,382,404
9,950		TransDigm Group, Inc	3,189,672
17,708	*	United Rentals, Inc	2,656,200
154,422		United Technologies Corp	18,553,803
10,690		W.W. Grainger, Inc	3,007,631
37,010		Xylem, Inc	2,698,029
		TOTAL CAPITAL GOODS	336,613,891

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
17,737		Cintas Corp	3,020,611
74,897	*	IHS Markit Ltd	3,679,689
69,221		Nielsen NV	2,177,000
47,081		Republic Services, Inc	3,045,199
26,237		Robert Half International, Inc	1,593,898
17,821	*	Stericycle, Inc	1,046,271
32,022	*	Verisk Analytics, Inc	3,408,742
82,337		Waste Management, Inc	6,693,175
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	24,664,585

CONSUMER DURABLES & APPAREL - 1.2%
70,773		DR Horton, Inc	3,123,920
23,103	*	Garmin Ltd	1,355,453
75,653	e	Hanesbrands, Inc	1,397,311
23,502		Hasbro, Inc	2,070,291
234

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

27,507		Leggett & Platt, Inc	$1,115,409
57,151		Lennar Corp (Class A)	3,022,716
71,698	e	Mattel, Inc	1,061,130
31,341	*	Michael Kors Holdings Ltd	2,144,351
13,275	*	Mohawk Industries, Inc	2,786,157
100,869		Newell Rubbermaid, Inc	2,787,011
268,987		Nike, Inc (Class B)	18,396,021
51,435		Pulte Homes, Inc	1,561,567
15,986		PVH Corp	2,552,485
11,568		Ralph Lauren Corp	1,270,745
58,553		Tapestry, Inc	3,148,395
29,889	*,e	Under Armour, Inc	458,796
39,270	*,e	Under Armour, Inc (Class A)	697,435
69,468		VF Corp	5,617,877
14,861		Whirlpool Corp	2,302,712
		TOTAL CONSUMER DURABLES & APPAREL	56,869,782

CONSUMER SERVICES - 1.9%
84,083		Carnival Corp	5,302,274
5,211	*	Chipotle Mexican Grill, Inc (Class A)	2,205,973
25,525		Darden Restaurants, Inc	2,370,252
43,721		H&R Block, Inc	1,208,886
53,847		Hilton Worldwide Holdings, Inc	4,245,297
61,936		Marriott International, Inc (Class A)	8,465,412
165,391		McDonald’s Corp	27,693,069
105,033		MGM Resorts International	3,300,137
43,727	*	Norwegian Cruise Line Holdings Ltd	2,338,083
35,265		Royal Caribbean Cruises Ltd	3,815,320
291,423		Starbucks Corp	16,777,222
20,930		Wyndham Worldwide Corp	2,390,415
16,510		Wynn Resorts Ltd	3,073,997
68,331		Yum! Brands, Inc	5,951,630
		TOTAL CONSUMER SERVICES	89,137,967

DIVERSIFIED FINANCIALS - 3.9%
11,543		Affiliated Managers Group, Inc	1,902,979
148,624		American Express Co	14,676,620
30,513		Ameriprise Financial, Inc	4,278,228
209,197		Bank of New York Mellon Corp	11,403,328
25,691		BlackRock, Inc	13,397,857
100,047		Capital One Financial Corp	9,066,259
23,382		CBOE Holdings, Inc	2,496,730
248,957		Charles Schwab Corp	13,861,926
70,754		CME Group, Inc	11,156,491
72,879		Discover Financial Services	5,192,629
56,009	*	E*TRADE Financial Corp	3,398,626
67,692		Franklin Resources, Inc	2,277,159
73,003		Goldman Sachs Group, Inc	17,398,805
120,649		IntercontinentalExchange Group, Inc	8,742,227
83,923		Invesco Ltd	2,431,249
63,855		Leucadia National Corp	1,535,074
235

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

34,235		Moody’s Corp	$5,552,917
286,654		Morgan Stanley	14,797,080
18,729		MSCI, Inc (Class A)	2,806,166
24,170		NASDAQ OMX Group, Inc	2,134,694
51,632		Navient Corp	684,640
44,290		Northern Trust Corp	4,727,958
26,491		Raymond James Financial, Inc	2,377,567
52,659		S&P Global, Inc	9,931,487
75,804		State Street Corp	7,563,723
149,920		Synchrony Financial	4,972,846
49,926		T Rowe Price Group, Inc	5,682,577
		TOTAL DIVERSIFIED FINANCIALS	184,447,842

ENERGY - 6.2%
107,228		Anadarko Petroleum Corp	7,218,589
29,657		Andeavor	4,102,156
77,709		Apache Corp	3,182,184
87,627		Baker Hughes a GE Co	3,164,211
95,246		Cabot Oil & Gas Corp	2,277,332
395,745		Chevron Corp	49,511,657
19,647		Cimarex Energy Co	1,976,292
30,643	*	Concho Resources, Inc	4,817,386
243,528		ConocoPhillips	15,951,084
110,617	*	Devon Energy Corp	4,018,716
119,334		EOG Resources, Inc	14,101,699
50,549		EQT Corp	2,537,054
877,670	d	Exxon Mobil Corp	68,238,843
179,519		Halliburton Co	9,512,712
22,568		Helmerich & Payne, Inc	1,569,604
55,647		Hess Corp	3,171,323
390,041		Kinder Morgan, Inc	6,170,449
174,840		Marathon Oil Corp	3,190,830
97,465		Marathon Petroleum Corp	7,301,103
75,879		National Oilwell Varco, Inc	2,934,241
41,493	*	Newfield Exploration Co	1,236,491
102,079		Noble Energy, Inc	3,453,333
159,962		Occidental Petroleum Corp	12,358,664
84,956		Oneok, Inc	5,116,050
87,143		Phillips 66	9,699,887
34,971		Pioneer Natural Resources Co	7,048,405
47,746		Range Resources Corp	661,282
287,920		Schlumberger Ltd	19,739,795
90,388		TechnipFMC plc	2,979,188
90,395		Valero Energy Corp	10,027,517
169,745		Williams Cos, Inc	4,367,539
		TOTAL ENERGY	291,635,616

FOOD & STAPLES RETAILING - 1.4%
210,995		CVS Health Corp	14,733,781
183,503		Kroger Co	4,622,441
98,751		Sysco Corp	6,175,887
176,146		Walgreens Boots Alliance, Inc	11,704,902
236

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

300,663		Walmart, Inc	$26,596,649
		TOTAL FOOD & STAPLES RETAILING	63,833,660

FOOD, BEVERAGE & TOBACCO - 4.4%
393,530		Altria Group, Inc	22,080,968
115,269		Archer Daniels Midland Co	5,230,907
54,167		Brown-Forman Corp (Class B)	3,035,519
40,118	e	Campbell Soup Co	1,636,012
798,000		Coca-Cola Co	34,481,580
84,320		ConAgra Foods, Inc	3,125,743
35,544		Constellation Brands, Inc (Class A)	8,286,373
90,990		Costco Wholesale Corp	17,939,589
37,071		Dr Pepper Snapple Group, Inc	4,447,037
117,266		General Mills, Inc	5,129,215
29,878		Hershey Co	2,746,983
55,493		Hormel Foods Corp	2,011,621
23,401		J.M. Smucker Co	2,669,586
51,318		Kellogg Co	3,022,630
122,753		Kraft Heinz Co	6,920,814
24,666		McCormick & Co, Inc	2,600,043
37,885		Molson Coors Brewing Co (Class B)	2,698,927
308,175		Mondelez International, Inc	12,172,913
84,932	*	Monster Beverage Corp	4,671,260
294,733		PepsiCo, Inc	29,750,349
322,042		Philip Morris International, Inc	26,407,444
61,163		Tyson Foods, Inc (Class A)	4,287,526
		TOTAL FOOD, BEVERAGE & TOBACCO	205,353,039

HEALTH CARE EQUIPMENT & SERVICES - 5.8%
361,875		Abbott Laboratories	21,035,794
67,321		Aetna Inc	12,053,825
15,074	*	Align Technology, Inc	3,766,239
33,339		AmerisourceBergen Corp	3,019,847
52,939		Anthem, Inc	12,493,075
104,816		Baxter International, Inc	7,284,712
55,618		Becton Dickinson & Co	12,896,146
283,395	*	Boston Scientific Corp	8,139,104
64,934		Cardinal Health, Inc	4,166,815
35,998	*	Centene Corp	3,908,663
64,162	*	Cerner Corp	3,737,437
49,981		Cigna Corp	8,587,735
10,086		Cooper Cos, Inc	2,306,769
127,845		Danaher Corp	12,825,410
30,558	*	DaVita, Inc	1,918,737
45,693		Dentsply Sirona, Inc	2,300,186
43,651	*	Edwards Lifesciences Corp	5,559,391
25,493	*	Envision Healthcare Corp	947,575
117,892	*	Express Scripts Holding Co	8,924,424
58,585		HCA Holdings, Inc	5,608,928
32,307	*	Henry Schein, Inc	2,455,332
57,112	*	Hologic, Inc	2,215,374
237

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

28,304		Humana, Inc	$8,326,471
17,963	*	Idexx Laboratories, Inc	3,493,624
23,462	*	Intuitive Surgical, Inc	10,341,580
20,963	*	Laboratory Corp of America Holdings	3,579,432
43,023		McKesson Corp	6,720,623
281,159		Medtronic plc	22,529,271
28,079		Quest Diagnostics, Inc	2,841,595
29,309		Resmed, Inc	2,773,804
66,391		Stryker Corp	11,247,963
200,464		UnitedHealth Group, Inc	47,389,689
16,992		Universal Health Services, Inc (Class B)	1,940,486
18,964	*	Varian Medical Systems, Inc	2,192,049
41,518		Zimmer Biomet Holdings, Inc	4,781,628
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	274,309,733

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
51,521		Church & Dwight Co, Inc	2,380,270
26,586		Clorox Co	3,115,879
181,133		Colgate-Palmolive Co	11,815,306
97,534		Coty, Inc	1,692,215
45,975		Estee Lauder Cos (Class A)	6,808,438
72,584		Kimberly-Clark Corp	7,515,347
522,113		Procter & Gamble Co	37,769,654
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	71,097,109

INSURANCE - 4.2%
162,020		Aflac, Inc	7,383,251
74,022		Allstate Corp	7,240,832
186,551		American International Group, Inc	10,446,856
50,533		Aon plc	7,199,437
36,494		Arthur J. Gallagher & Co	2,554,215
10,807		Assurant, Inc	1,003,106
398,662	*	Berkshire Hathaway, Inc (Class B)	77,232,789
17,096	*	Brighthouse Financial, Inc	868,135
95,705		Chubb Ltd	12,984,297
30,790		Cincinnati Financial Corp	2,165,769
8,500		Everest Re Group Ltd	1,977,695
73,549		Hartford Financial Services Group, Inc	3,959,878
45,110		Lincoln National Corp	3,186,570
56,898		Loews Corp	2,984,869
105,203		Marsh & McLennan Cos, Inc	8,574,045
216,933		Metlife, Inc	10,341,196
54,952		Principal Financial Group	3,254,258
121,086		Progressive Corp	7,300,275
87,273		Prudential Financial, Inc	9,278,865
22,360		Torchmark Corp	1,939,506
56,483		Travelers Cos, Inc	7,433,163
46,504		UnumProvident Corp	2,249,864
27,208		Willis Towers Watson plc	4,040,660
53,377		XL Group Ltd	2,967,227
		TOTAL INSURANCE	198,566,758

238

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 2.8%
45,484		Air Products & Chemicals, Inc	$7,381,598
22,757		Albemarle Corp	2,206,519
18,260		Avery Dennison Corp	1,913,831
72,431		Ball Corp	2,903,759
47,879		CF Industries Holdings, Inc	1,857,705
484,728		DowDuPont, Inc	30,654,199
29,825		Eastman Chemical Co	3,044,536
54,705		Ecolab, Inc	7,919,643
27,653		FMC Corp	2,204,774
281,545		Freeport-McMoRan Copper & Gold, Inc (Class B)	4,282,299
16,228		International Flavors & Fragrances, Inc	2,292,367
85,081		International Paper Co	4,386,776
66,582		LyondellBasell Industries AF S.C.A	7,039,715
12,937		Martin Marietta Materials, Inc	2,519,739
90,680		Monsanto Co	11,368,552
72,654		Mosaic Co	1,958,025
109,611		Newmont Mining Corp	4,306,616
65,508		Nucor Corp	4,036,603
19,463		Packaging Corp of America	2,251,674
53,079		PPG Industries, Inc	5,620,005
59,733		Praxair, Inc	9,110,477
35,822		Sealed Air Corp	1,570,795
16,988		Sherwin-Williams Co	6,245,808
27,792		Vulcan Materials Co	3,104,088
52,372		WestRock Co	3,098,328
		TOTAL MATERIALS	133,278,431

MEDIA - 2.5%
72,430		CBS Corp (Class B)	3,563,556
38,434	*	Charter Communications, Inc	10,426,760
960,113		Comcast Corp (Class A)	30,137,947
32,619	*,e	Discovery Communications, Inc (Class A)	771,439
63,732	*	Discovery Communications, Inc (Class C)	1,416,125
47,021	*	DISH Network Corp (Class A)	1,577,555
80,080		Interpublic Group of Cos, Inc	1,889,087
79,664		News Corp	1,273,031
25,832		News Corp (Class B)	419,770
47,568		Omnicom Group, Inc	3,503,859
160,773		Time Warner, Inc	15,241,280
217,538		Twenty-First Century Fox, Inc	7,953,189
90,634		Twenty-First Century Fox, Inc (Class B)	3,269,168
72,766		Viacom, Inc (Class B)	2,194,623
311,444		Walt Disney Co	31,247,177
		TOTAL MEDIA	114,884,566

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.9%
330,224		AbbVie, Inc	31,883,127
67,605		Agilent Technologies, Inc	4,444,353
45,899	*	Alexion Pharmaceuticals, Inc	5,399,099
69,011		Allergan plc	10,603,540
239

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

138,688		Amgen, Inc	$24,198,282
43,533	*	Biogen Idec, Inc	11,910,629
337,931		Bristol-Myers Squibb Co	17,616,343
155,307	*	Celgene Corp	13,527,240
199,901		Eli Lilly & Co	16,205,974
272,357		Gilead Sciences, Inc	19,672,346
30,515	*	Illumina, Inc	7,351,979
36,818	*	Incyte Corp	2,280,507
30,061	*	IQVIA Holdings, Inc	2,878,641
555,686		Johnson & Johnson	70,288,722
5,277	*	Mettler-Toledo International, Inc	2,954,751
107,298	*	Mylan NV	4,158,870
32,260	*	Nektar Therapeutics	2,698,872
22,854	*	PerkinElmer, Inc	1,676,569
26,930		Perrigo Co plc	2,104,310
1,232,803		Pfizer, Inc	45,132,918
15,870	*	Regeneron Pharmaceuticals, Inc	4,819,402
558,482		Schering-Plough Corp	32,877,835
83,472		Thermo Fisher Scientific, Inc	17,558,335
52,067	*	Vertex Pharmaceuticals, Inc	7,974,582
16,409	*	Waters Corp	3,091,620
100,139		Zoetis, Inc	8,359,604
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	371,668,450

REAL ESTATE - 2.7%
20,964		Alexandria Real Estate Equities, Inc	2,611,486
91,552		American Tower Corp	12,484,031
32,667		Apartment Investment & Management Co (Class A)	1,326,280
28,479		AvalonBay Communities, Inc	4,642,077
31,777		Boston Properties, Inc	3,858,046
61,941	*	CBRE Group, Inc	2,806,547
86,473		Crown Castle International Corp	8,722,532
42,293		Digital Realty Trust, Inc	4,469,947
77,704		Duke Realty Corp	2,105,778
16,457		Equinix, Inc	6,924,941
78,194		Equity Residential	4,825,352
13,594		Essex Property Trust, Inc	3,258,346
25,985		Extra Space Storage, Inc	2,327,996
14,941		Federal Realty Investment Trust	1,730,915
131,254		GGP, Inc	2,623,767
96,518		HCP, Inc	2,254,660
152,363		Host Marriott Corp	2,980,220
58,099		Iron Mountain, Inc	1,971,880
84,632		Kimco Realty Corp	1,228,010
22,630		Macerich Co	1,303,941
23,434		Mid-America Apartment Communities, Inc	2,143,274
109,698		Prologis, Inc	7,120,497
30,867		Public Storage, Inc	6,228,343
58,087		Realty Income Corp	2,933,974
30,681		Regency Centers Corp	1,805,577
24,221	*	SBA Communications Corp	3,880,931
64,618		Simon Property Group, Inc	10,102,378
19,589		SL Green Realty Corp	1,914,629
240

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

55,268		UDR, Inc	$1,997,938
73,351		Ventas, Inc	3,771,708
35,296		Vornado Realty Trust	2,401,187
76,283		Welltower, Inc	4,076,564
158,486		Weyerhaeuser Co	5,829,115
		TOTAL REAL ESTATE	128,662,867

RETAILING - 6.7%
15,336		Advance Auto Parts, Inc	1,755,205
83,235	*	Amazon.com, Inc	130,356,831
5,667	*	AutoZone, Inc	3,539,155
52,218		Best Buy Co, Inc	3,996,244
10,114	*	Booking Holdings, Inc	22,028,292
37,772	*	CarMax, Inc	2,360,750
53,660		Dollar General Corp	5,179,800
48,815	*	Dollar Tree, Inc	4,680,870
25,352		Expedia, Inc	2,919,029
25,868		Foot Locker, Inc	1,114,393
45,578		Gap, Inc	1,332,701
30,214		Genuine Parts Co	2,668,500
241,883		Home Depot, Inc	44,699,978
34,856		Kohl’s Corp	2,165,255
50,594		L Brands, Inc	1,766,237
61,839	*	LKQ Corp	1,918,246
171,652		Lowe’s Companies, Inc	14,149,274
62,597		Macy’s, Inc	1,944,889
89,934	*	NetFlix, Inc	28,100,778
24,315		Nordstrom, Inc	1,229,366
17,508	*	O’Reilly Automotive, Inc	4,483,274
79,620		Ross Stores, Inc	6,437,277
113,389		Target Corp	8,232,041
21,076		Tiffany & Co	2,167,245
130,265		TJX Companies, Inc	11,052,985
26,198		Tractor Supply Co	1,781,464
22,926	*,e	TripAdvisor, Inc	857,891
12,016	*	Ulta Beauty, Inc	3,014,935
		TOTAL RETAILING	315,932,905

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
167,144	*,e	Advanced Micro Devices, Inc	1,818,527
77,731		Analog Devices, Inc	6,789,803
217,461		Applied Materials, Inc	10,801,288
85,067		Broadcom, Inc	19,516,071
969,598		Intel Corp	50,050,649
33,034		Kla-Tencor Corp	3,360,879
33,387		Lam Research Corp	6,178,598
48,249	e	Microchip Technology, Inc	4,036,511
238,592	*	Micron Technology, Inc	10,970,460
125,369		NVIDIA Corp	28,195,488
26,371	*	Qorvo, Inc	1,777,406
305,375		QUALCOMM, Inc	15,577,179
241

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

37,758		Skyworks Solutions, Inc	$3,275,884
203,934		Texas Instruments, Inc	20,685,025
51,789		Xilinx, Inc	3,326,925
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	186,360,693

SOFTWARE & SERVICES - 14.9%
127,539		Accenture plc	19,283,897
158,116		Activision Blizzard, Inc	10,490,997
101,922	*	Adobe Systems, Inc	22,585,915
34,907	*	Akamai Technologies, Inc	2,501,086
9,949		Alliance Data Systems Corp	2,020,144
61,828	*	Alphabet, Inc (Class A)	62,976,764
63,043	*	Alphabet, Inc (Class C)	64,135,535
17,494	*	Ansys, Inc	2,828,080
45,649	*	Autodesk, Inc	5,747,209
91,458		Automatic Data Processing, Inc	10,799,361
65,229		CA, Inc	2,269,969
58,197	*	Cadence Design Systems, Inc	2,331,372
27,114	*	Citrix Systems, Inc	2,790,302
121,791		Cognizant Technology Solutions Corp (Class A)	9,964,940
58,723		DXC Technology Co	6,051,992
193,165	*	eBay, Inc	7,317,090
63,052	*	Electronic Arts, Inc	7,438,875
496,302	*	Facebook, Inc	85,363,944
68,675		Fidelity National Information Services, Inc	6,522,065
86,172	*	Fiserv, Inc	6,106,148
19,159	*	Gartner, Inc	2,323,795
32,839		Global Payments, Inc	3,712,449
177,593		International Business Machines Corp	25,743,881
50,139		Intuit, Inc	9,265,186
191,235		MasterCard, Inc (Class A)	34,091,464
1,594,933		Microsoft Corp	149,158,134
625,934		Oracle Corp	28,586,406
65,980		Paychex, Inc	3,996,409
233,066	*	PayPal Holdings, Inc	17,389,054
36,506	*	Red Hat, Inc	5,952,668
143,015	*	salesforce.com, Inc	17,303,385
127,830		Symantec Corp	3,552,396
31,005	*	Synopsys, Inc	2,651,237
23,629	*	Take-Two Interactive Software, Inc	2,356,048
34,521		Total System Services, Inc	2,901,835
17,498	*	VeriSign, Inc	2,054,615
373,376		Visa, Inc (Class A)	47,373,947
96,071		Western Union Co	1,897,402
		TOTAL SOFTWARE & SERVICES	699,835,996

TECHNOLOGY HARDWARE & EQUIPMENT - 5.8%
63,008		Amphenol Corp (Class A)	5,274,400
1,051,069		Apple, Inc	173,699,663
998,051		Cisco Systems, Inc	44,203,679
179,318		Corning, Inc	4,845,172
12,940	*	F5 Networks, Inc	2,110,385
242

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

28,578		Flir Systems, Inc	$1,530,352
319,670		Hewlett Packard Enterprise Co	5,450,373
336,339		HP, Inc	7,227,925
7,783	*	IPG Photonics Corp	1,658,012
72,375		Juniper Networks, Inc	1,779,701
33,452		Motorola, Inc	3,674,033
55,589		NetApp, Inc	3,701,116
59,313		Seagate Technology, Inc	3,433,630
74,004		TE Connectivity Ltd	6,789,867
61,738		Western Digital Corp	4,864,337
44,388		Xerox Corp	1,396,003
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	271,638,648

TELECOMMUNICATION SERVICES - 1.9%
1,271,822		AT&T, Inc	41,588,580
203,623		CenturyLink, Inc	3,783,315
855,095		Verizon Communications, Inc	42,198,938
		TOTAL TELECOMMUNICATION SERVICES	87,570,833

TRANSPORTATION - 2.2%
25,554		Alaska Air Group, Inc	1,659,221
87,983		American Airlines Group, Inc	3,777,110
28,913		CH Robinson Worldwide, Inc	2,660,863
182,997		CSX Corp	10,868,192
135,155		Delta Air Lines, Inc	7,057,794
36,699		Expeditors International of Washington, Inc	2,343,598
51,490		FedEx Corp	12,728,328
17,644		JB Hunt Transport Services, Inc	2,071,935
20,101		Kansas City Southern Industries, Inc	2,143,370
58,537		Norfolk Southern Corp	8,398,303
112,227		Southwest Airlines Co	5,928,953
163,558		Union Pacific Corp	21,856,256
49,084	*	United Continental Holdings, Inc	3,315,133
143,069		United Parcel Service, Inc (Class B)	16,238,332
		TOTAL TRANSPORTATION	101,047,388

UTILITIES - 2.9%
137,268		AES Corp	1,680,160
47,763		Alliant Energy Corp	2,051,421
49,975		Ameren Corp	2,929,534
101,908		American Electric Power Co, Inc	7,131,522
36,729		American Water Works Co, Inc	3,179,997
88,840		Centerpoint Energy, Inc	2,250,317
61,443		CMS Energy Corp	2,899,495
63,938		Consolidated Edison, Inc	5,123,352
133,891		Dominion Resources, Inc	8,911,785
37,290		DTE Energy Co	3,930,366
144,491		Duke Energy Corp	11,582,399
67,099		Edison International	4,396,326
39,054		Entergy Corp	3,186,416
65,298		Eversource Energy	3,934,205
243

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY			VALUE

202,060		Exelon Corp			$8,017,741
94,048		FirstEnergy Corp			3,235,251
97,590		NextEra Energy, Inc			15,995,977
74,331		NiSource, Inc			1,812,933
62,275		NRG Energy, Inc			1,930,525
105,634		PG&E Corp			4,869,727
22,579		Pinnacle West Capital Corp			1,817,610
140,160		PPL Corp			4,078,656
107,282		Public Service Enterprise Group, Inc			5,594,756
25,875		SCANA Corp			951,424
51,793		Sempra Energy			5,790,457
207,184		Southern Co			9,555,326
65,011		WEC Energy Group, Inc			4,178,907
104,645		Xcel Energy, Inc			4,901,572
		TOTAL UTILITIES			135,918,157

		TOTAL COMMON STOCKS			4,674,248,952
		(Cost $2,909,402,783)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.7%

GOVERNMENT AGENCY DEBT - 0.4%
$18,650,000		Federal Home Loan Bank (FHLB)	1.580%	05/01/18	18,650,000
		TOTAL GOVERNMENT AGENCY DEBT			18,650,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
12,145,166	c	State Street Navigator Securities Lending Government Money Market Portfolio			12,145,166
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			12,145,166

		TOTAL SHORT-TERM INVESTMENTS			30,795,166
		(Cost $30,795,166)
		TOTAL INVESTMENTS - 100.3%			4,705,044,118
		(Cost $2,940,197,949)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(12,090,972)
		NET ASSETS - 100.0%			$4,692,953,146

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $11,719,742.
244

TIAA-CREF FUNDS - S&P 500 Index Fund

Futures contracts outstanding as of April 30, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	147	6/15/18	$19,602,286	$19,455,450	$(146,836)
245

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS
SMALL-CAP BLEND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 1.1%
115,352	*	American Axle & Manufacturing Holdings, Inc	$1,769,500
61,421		Cooper Tire & Rubber Co	1,501,743
20,372	*	Cooper-Standard Holding, Inc	2,522,054
171,053		Dana Holding Corp	4,059,088
31,782	*	Dorman Products, Inc	2,042,311
42,564	*	Fox Factory Holding Corp	1,415,253
44,680	*	Gentherm, Inc	1,510,184
29,924	*	Horizon Global Corp	223,532
28,877		LCI Industries, Inc	2,751,978
57,696	*	Modine Manufacturing Co	992,371
21,925	*	Motorcar Parts of America, Inc	417,452
18,693	*	Shiloh Industries, Inc	155,339
40,047		Spartan Motors, Inc	714,839
25,122		Standard Motor Products, Inc	1,139,283
32,027	*	Stoneridge, Inc	843,271
28,871		Superior Industries International, Inc	379,654
59,902		Tenneco, Inc	2,677,020
24,292		Tower International, Inc	716,614
22,118	*	VOXX International Corp (Class A)	110,590
36,861		Winnebago Industries, Inc	1,397,032
		TOTAL AUTOMOBILES & COMPONENTS	27,339,108

BANKS - 12.5%
20,329		1st Source Corp	1,057,108
17,778		Access National Corp	494,406
6,967		ACNB Corp	209,010
13,407	*	Allegiance Bancshares, Inc	542,313
9,511		American National Bankshares, Inc	365,698
42,196		Ameris Bancorp	2,181,533
10,037		Ames National Corp	277,523
13,788		Arrow Financial Corp	488,095
24,519	*	Atlantic Capital Bancshares, Inc	473,217
50,772	e	Banc of California, Inc	974,822
21,104		Bancfirst Corp	1,206,094
37,618		Banco Latinoamericano de Exportaciones S.A. (Class E)	1,019,072
100,046		BancorpSouth Bank	3,306,520
18,187		Bank of Commerce Holdings	202,785
7,074		Bank of Marin Bancorp	513,219
64,270		Bank of NT Butterfield & Son Ltd	3,049,611
16,749		BankFinancial Corp	283,561
7,434		Bankwell Financial Group, Inc	234,766
38,270		Banner Corp	2,196,698
18,006		Bar Harbor Bankshares	526,135
10,656		BCB Bancorp, Inc	165,168
246

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

81,268		Beneficial Bancorp, Inc	$1,288,098
46,922		Berkshire Hills Bancorp, Inc	1,780,690
26,800		Blue Hills Bancorp, Inc	544,710
70,149	*,e	BofI Holding, Inc	2,825,602
96,868		Boston Private Financial Holdings, Inc	1,554,731
20,472		Bridge Bancorp, Inc	673,529
89,329		Brookline Bancorp, Inc	1,482,861
23,178		Bryn Mawr Bank Corp	1,033,739
9,670	*	BSB Bancorp, Inc	311,857
19,409	*	Byline Bancorp, Inc	412,441
3,938		C&F Financial Corp	228,010
33,568		Cadence BanCorp	981,193
17,880		Camden National Corp	792,263
13,244		Capital City Bank Group, Inc	296,401
153,533		Capitol Federal Financial	1,914,557
9,818	*	Capstar Financial Holdings, Inc	187,426
21,923		Carolina Financial Corp	859,601
89,457		Cathay General Bancorp	3,579,175
3,204	e	CBTX, Inc	92,916
70,860		Centerstate Banks of Florida, Inc	2,053,523
35,403		Central Pacific Financial Corp	1,029,519
11,631		Central Valley Community Bancorp	239,599
3,444		Century Bancorp, Inc	275,520
14,499		Charter Financial Corp	337,247
83,615		Chemical Financial Corp	4,589,627
3,740		Chemung Financial Corp	176,528
13,599		Citizens & Northern Corp	328,416
18,243		City Holding Co	1,305,834
11,664		Civista Bancshares, Inc	267,572
18,179		CNB Financial Corp	515,556
46,374		CoBiz, Inc	934,436
10,642		Codorus Valley Bancorp, Inc	310,853
85,776		Columbia Banking System, Inc	3,449,053
8,097		Commerce Union Bancshares, Inc	186,231
58,454		Community Bank System, Inc	3,288,037
25,274	*	Community Bankers Trust Corp	219,884
4,657		Community Financial Corp	167,838
19,694		Community Trust Bancorp, Inc	945,312
35,931		ConnectOne Bancorp, Inc	948,578
6,318		County Bancorp, Inc	177,915
34,416	*	Customers Bancorp, Inc	991,869
123,600		CVB Financial Corp	2,737,740
37,572		Dime Community Bancshares	742,047
3,653		DNB Financial Corp	127,307
37,480	*	Eagle Bancorp, Inc	2,200,076
7,391	*	Entegra Financial Corp	214,709
11,122		Enterprise Bancorp, Inc	402,394
27,170		Enterprise Financial Services Corp	1,381,594
14,371	*	Equity Bancshares, Inc	547,966
11,519		ESSA Bancorp, Inc	168,408
97,195	*	Essent Group Ltd	3,203,547
5,436		Evans Bancorp, Inc	246,251
10,436	e	Farmers & Merchants Bancorp, Inc	460,332
247

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,789		Farmers Capital Bank Corp	$440,768
29,118		Farmers National Banc Corp	429,490
17,020		FB Financial Corp	677,907
42,805	*	FCB Financial Holdings, Inc	2,474,129
10,382		Federal Agricultural Mortgage Corp (Class C)	887,765
26,050		Fidelity Southern Corp	592,116
16,216		Financial Institutions, Inc	504,318
32,852		First Bancorp (NC)	1,253,304
225,705	*	First Bancorp (Puerto Rico)	1,629,590
12,679		First Bancorp, Inc	351,462
9,930		First Bancshares, Inc	321,235
49,450		First Busey Corp	1,466,192
9,757		First Business Financial Services, Inc	253,584
8,749		First Citizens Bancshares, Inc (Class A)	3,782,105
112,419		First Commonwealth Financial Corp	1,702,024
19,531		First Community Bancshares, Inc	606,047
16,422		First Connecticut Bancorp	395,770
11,634		First Defiance Financial Corp	694,084
112,286		First Financial Bancorp	3,475,252
74,435	e	First Financial Bankshares, Inc	3,688,254
12,415		First Financial Corp	530,741
10,818		First Financial Northwest, Inc	182,824
37,046	*	First Foundation, Inc	662,753
5,815	e	First Guaranty Bancshares, Inc	150,841
7,647		First Internet Bancorp	261,527
30,024		First Interstate Bancsystem, Inc	1,215,972
49,923		First Merchants Corp	2,150,683
11,797		First Mid-Illinois Bancshares, Inc	433,540
118,656		First Midwest Bancorp, Inc	2,884,527
11,534	*	First Northwest Bancorp	185,351
27,359		First of Long Island Corp	725,013
25,560	*	Flagstar Bancorp, Inc	883,098
33,981		Flushing Financial Corp	880,448
6,224		FNB Bancorp	225,433
14,772	*	Franklin Financial Network, Inc	497,816
200,998		Fulton Financial Corp	3,396,866
24,901		German American Bancorp, Inc	840,409
92,677		Glacier Bancorp, Inc	3,431,829
11,869		Great Southern Bancorp, Inc	627,277
68,817		Great Western Bancorp, Inc	2,831,131
28,136	*	Green Bancorp, Inc	634,467
3,193	e	Greene County Bancorp, Inc	110,637
30,131		Guaranty Bancorp	858,733
9,124		Guaranty Bancshares, Inc	299,176
99,223		Hancock Holding Co	4,847,044
37,186		Hanmi Financial Corp	1,026,334
15,383	*	HarborOne Bancorp, Inc	270,587
29,982		Heartland Financial USA, Inc	1,608,534
47,135		Heritage Commerce Corp	777,256
33,949		Heritage Financial Corp	1,008,285
88,385		Hilltop Holdings, Inc	1,981,592
1,568		Hingham Institution for Savings	319,872
248

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

7,213		Home Bancorp, Inc	$312,684
187,506		Home Bancshares, Inc	4,357,639
31,331	*	HomeStreet, Inc	798,941
19,706	*	HomeTrust Bancshares, Inc	514,327
155,199		Hope Bancorp, Inc	2,683,391
27,497		Horizon Bancorp	790,814
10,312	*	Howard Bancorp, Inc	195,928
59,637		IBERIABANK Corp	4,469,793
11,749	*,e	Impac Mortgage Holdings, Inc	100,571
32,403		Independent Bank Corp (MA)	2,342,737
24,310		Independent Bank Corp (MI)	581,009
24,105		Independent Bank Group, Inc	1,721,097
64,756		International Bancshares Corp	2,577,289
9,633		Investar Holding Corp	245,160
301,166		Investors Bancorp, Inc	4,026,589
120,118		Kearny Financial Corp	1,687,658
53,169		Lakeland Bancorp, Inc	1,036,796
28,400		Lakeland Financial Corp	1,349,568
11,358		LCNB Corp	212,395
55,559		LegacyTexas Financial Group, Inc	2,281,808
7,459	*,e	LendingTree, Inc	1,778,226
27,049		Live Oak Bancshares, Inc	764,134
16,274		Luther Burbank Corp	202,774
30,089		Macatawa Bank Corp	321,351
7,526	*	Malvern Bancorp, Inc	191,537
95,992		MB Financial, Inc	4,091,179
21,340		MBT Financial Corp	217,135
18,682		Mercantile Bank Corp	659,475
8,342		Merchants Bancorp	178,352
56,930		Meridian Bancorp, Inc	1,075,977
11,298		Meta Financial Group, Inc	1,255,773
4,138	*	Metropolitan Bank Holding Corp	195,852
439,080	*	MGIC Investment Corp	4,399,582
3,056		Middlefield Banc Corp	156,773
17,960		Midland States Bancorp, Inc	565,740
16,830		Midsouth Bancorp, Inc	234,779
13,094		MidWestOne Financial Group, Inc	422,543
7,189		MutualFirst Financial, Inc	264,196
29,211		National Bank Holdings Corp	1,027,643
8,191	e	National Bankshares, Inc	375,557
15,689	*	National Commerce Corp	679,334
34,100	*	Nationstar Mortgage Holdings, Inc	614,482
50,771		NBT Bancorp, Inc	1,855,172
10,506	*	Nicolet Bankshares, Inc	583,818
66,853	*	NMI Holdings, Inc	925,914
8,497		Northeast Bancorp	165,692
50,495		Northfield Bancorp, Inc	799,841
8,023		Northrim BanCorp, Inc	282,410
112,188		Northwest Bancshares, Inc	1,862,321
6,749		Norwood Financial Corp	199,838
47,932		OceanFirst Financial Corp	1,293,205
1,445	e	Oconee Federal Financial Corp	41,515
116,891	*,e	Ocwen Financial Corp	474,577
249

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

52,689	e	OFG Bancorp	$711,302
4,776	e	Ohio Valley Banc Corp	217,547
13,108		Old Line Bancshares, Inc	446,327
159,872		Old National Bancorp	2,749,798
4,253		Old Point Financial Corp	111,854
33,981		Old Second Bancorp, Inc	485,928
24,296		Opus Bank	685,147
50,949		Oritani Financial Corp	779,520
8,694		Orrstown Financial Services, Inc	229,087
18,242	*	Pacific Mercantile Bancorp	170,563
45,537	*	Pacific Premier Bancorp, Inc	1,810,096
16,365		Park National Corp	1,765,456
6,593		Parke Bancorp, Inc	154,606
21,230	*	PCSB Financial Corp	430,332
21,952		Peapack Gladstone Financial Corp	725,294
5,474		Penns Woods Bancorp, Inc	238,119
19,708	*	PennyMac Financial Services, Inc	405,985
5,435	e	Peoples Bancorp of North Carolina, Inc	167,126
19,603		Peoples Bancorp, Inc	702,964
8,250		Peoples Financial Services Corp	386,925
15,836		People’s Utah Bancorp	504,377
36,820	*	PHH Corp	390,660
16,423		Preferred Bank	1,046,802
12,061		Premier Financial Bancorp, Inc	237,360
5,138	*	Provident Bancorp, Inc	120,743
7,289		Provident Financial Holdings, Inc	133,753
73,475		Provident Financial Services, Inc	1,919,167
9,485		Prudential Bancorp, Inc	173,291
14,112		QCR Holdings, Inc	638,568
255,753		Radian Group, Inc	3,657,268
9,442		RBB Bancorp	257,955
54,056		Renasant Corp	2,444,953
11,527		Republic Bancorp, Inc (Class A)	486,094
57,345	*,e	Republic First Bancorp, Inc	475,964
22,593		Riverview Bancorp, Inc	212,148
41,083		S&T Bancorp, Inc	1,753,422
37,939		Sandy Spring Bancorp, Inc	1,503,523
50,667	*	Seacoast Banking Corp of Florida	1,399,929
54,324		ServisFirst Bancshares, Inc	2,279,435
14,849		Shore Bancshares, Inc	268,618
13,457		SI Financial Group, Inc	192,435
15,262		Sierra Bancorp	425,199
97,706		Simmons First National Corp (Class A)	2,950,721
8,399	*	SmartFinancial, Inc	200,316
42,802		South State Corp	3,704,513
7,594	*	Southern First Bancshares, Inc	348,185
6,841		Southern Missouri Bancorp, Inc	238,751
24,766		Southern National Bancorp of Virginia, Inc	402,448
32,228		Southside Bancshares, Inc	1,122,501
44,559		State Bank & Trust Co	1,404,054
20,142		Sterling Bancorp, Inc	256,609
251,342		Sterling Bancorp/DE	5,969,373
250

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

25,633		Stock Yards Bancorp, Inc	$959,956
12,499		Summit Financial Group, Inc	313,100
8,884		Territorial Bancorp, Inc	270,429
58,585	*	Texas Capital Bancshares, Inc	5,779,410
57,793	*	The Bancorp, Inc	598,158
7,315		Timberland Bancorp, Inc	238,835
17,413		Tompkins Trustco, Inc	1,352,990
77,099		TowneBank	2,305,260
23,855		Trico Bancshares	891,461
26,234	*	Tristate Capital Holdings, Inc	655,850
21,019	*	Triumph Bancorp, Inc	816,588
108,537		Trustco Bank Corp NY	927,991
80,051		Trustmark Corp	2,506,397
8,432		Two River Bancorp	143,681
53,573		UMB Financial Corp	4,102,620
257,890		Umpqua Holdings Corp	6,075,888
66,061		Union Bankshares Corp	2,497,766
4,553	e	Union Bankshares, Inc	232,203
118,414		United Bankshares, Inc	4,020,155
84,750		United Community Banks, Inc	2,706,068
57,161		United Community Financial Corp	579,041
61,059		United Financial Bancorp, Inc (New)	1,009,305
15,327		United Security Bancshares	170,130
8,990	e	Unity Bancorp, Inc	197,780
33,215		Univest Corp of Pennsylvania	954,931
305,841		Valley National Bancorp	3,838,305
19,421	*	Veritex Holdings, Inc	557,771
33,411		Walker & Dunlop, Inc	1,908,102
101,621		Washington Federal, Inc	3,226,467
17,623		Washington Trust Bancorp, Inc	976,314
29,608		Waterstone Financial, Inc	507,777
50,556		WesBanco, Inc	2,214,353
18,958		West Bancorporation, Inc	461,627
29,818	e	Westamerica Bancorporation	1,664,143
32,455		Western New England Bancorp, Inc	350,514
64,593		Wintrust Financial Corp	5,777,844
223,999	*	WMIH Corp	306,879
36,408		WSFS Financial Corp	1,824,041
		TOTAL BANKS	313,000,596

CAPITAL GOODS - 9.3%
48,524		Aaon, Inc	1,649,816
37,672		AAR Corp	1,631,198
68,881		Actuant Corp (Class A)	1,622,148
44,434		Advanced Drainage Systems, Inc	1,119,737
39,054	*	Aegion Corp	886,135
82,007	*	Aerojet Rocketdyne Holdings, Inc	2,291,276
24,569	*	Aerovironment, Inc	1,339,010
57,045		Aircastle Ltd	1,118,082
11,077		Alamo Group, Inc	1,212,599
33,680		Albany International Corp (Class A)	1,992,172
7,648		Allied Motion Technologies, Inc	304,926
33,307		Altra Holdings, Inc	1,387,237
251

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,816	*	Ameresco, Inc	$246,670
9,220	e	American Railcar Industries, Inc	349,899
16,518	*	American Woodmark Corp	1,357,780
33,183		Apogee Enterprises, Inc	1,364,153
45,554		Applied Industrial Technologies, Inc	2,913,178
17,255		Argan, Inc	690,200
26,767	*	Armstrong Flooring, Inc	330,572
25,754		Astec Industries, Inc	1,430,892
24,978	*	Astronics Corp	913,695
38,981	*	Atkore International Group, Inc	692,692
61,161	*,e	Axon Enterprise, Inc	2,567,539
30,171		AZZ, Inc	1,344,118
218,408	*,d,e	Babcock & Wilcox Enterprises, Inc	497,970
59,621		Barnes Group, Inc	3,310,754
80,071	*	Beacon Roofing Supply, Inc	3,919,475
13,565	*,e	Blue Bird Corp	322,169
76,540	*	BMC Stock Holdings, Inc	1,320,315
50,439		Briggs & Stratton Corp	909,415
130,178	*	Builders FirstSource, Inc	2,373,145
26,518		Caesarstone Sdot-Yam Ltd	489,257
21,639	*	CAI International, Inc	486,445
35,708	*	Chart Industries, Inc	2,026,072
117,545	e	Chicago Bridge & Iron Co NV	1,774,929
19,516		CIRCOR International, Inc	826,893
25,556		Columbus McKinnon Corp	916,949
43,172		Comfort Systems USA, Inc	1,821,858
29,544	*	Commercial Vehicle Group, Inc	198,240
43,660	*	Continental Building Products Inc	1,226,846
17,325	*	CSW Industrials, Inc	751,039
29,405		Cubic Corp	1,815,759
52,060		Curtiss-Wright Corp	6,665,762
16,173		DMC Global, Inc	625,895
25,897		Douglas Dynamics, Inc	1,081,200
12,564	*	Ducommun, Inc	365,487
18,849	*	DXP Enterprises, Inc	684,219
35,669	*	Dycom Industries, Inc	3,704,582
6,567		Eastern Co	186,503
69,849		EMCOR Group, Inc	5,140,188
23,779		Encore Wire Corp	1,251,964
22,076	*,e	Energous Corp	396,485
43,763	*,e	Energy Recovery, Inc	371,548
49,774		EnerSys	3,412,505
21,188	*	Engility Holdings, Inc	538,599
24,819		EnPro Industries, Inc	1,865,148
4,110	e	EnviroStar, Inc	150,015
29,904		ESCO Technologies, Inc	1,670,138
31,329	*	Esterline Technologies Corp	2,250,989
58,940	*	Evoqua Water Technologies Corp	1,204,144
68,566		Federal Signal Corp	1,485,140
20,358	*	Foundation Building Materials, Inc	286,030
55,128		Franklin Electric Co, Inc	2,260,248
14,079		Freightcar America, Inc	196,261
252

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

45,085		GATX Corp	$2,941,345
9,606	*	Gencor Industries, Inc	149,373
71,563	*	Generac Holdings, Inc	3,221,051
59,994		General Cable Corp	1,778,822
39,110	*	Gibraltar Industries, Inc	1,374,716
26,629		Global Brass & Copper Holdings, Inc	798,870
37,593	*	GMS, Inc	1,171,398
20,570		Gorman-Rupp Co	647,544
11,311		Graham Corp	244,091
46,140		Granite Construction, Inc	2,416,813
71,430	*	Great Lakes Dredge & Dock Corp	328,578
32,140	e	Greenbrier Cos, Inc	1,409,339
34,452		Griffon Corp	685,595
36,946		H&E Equipment Services, Inc	1,195,203
13,184		Hardinge, Inc	241,795
97,516	*	Harsco Corp	1,994,202
48,014	*	HC2 Holdings, Inc	244,871
28,236	*	Herc Holdings, Inc	1,486,625
75,090		Hillenbrand, Inc	3,480,421
7,214		Hurco Cos, Inc	318,859
27,912	*,e	Huttig Building Products, Inc	173,334
12,058		Hyster-Yale Materials Handling, Inc	858,530
10,618	*	IES Holdings, Inc	179,444
21,146		Insteel Industries, Inc	635,014
78,962	*	JELD-WEN Holding, Inc	2,219,622
37,076		John Bean Technologies Corp	3,994,939
12,700		Kadant, Inc	1,171,575
31,597		Kaman Corp	1,916,042
167,933		KBR, Inc	2,802,802
95,859		Kennametal, Inc	3,494,061
56,510	*,e	KEYW Holding Corp, The	437,387
59,281	*	KLX, Inc	4,637,553
102,397	*,e	Kratos Defense & Security Solutions, Inc	1,024,994
7,652	*	Lawson Products, Inc	177,144
21,374	*	Layne Christensen Co	301,587
9,754	*	LB Foster Co (Class A)	229,707
12,272		Lindsay Corp	1,078,218
29,798		LSI Industries, Inc	182,662
20,352	*	Lydall, Inc	907,699
37,718	*	Manitowoc Co, Inc	929,749
33,822	*	Masonite International Corp	2,052,995
78,811	*	Mastec, Inc	3,467,684
55,901	*	Mercury Systems, Inc	1,793,304
98,159	*	Meritor, Inc	1,911,156
81,937	*	Milacron Holdings Corp	1,477,324
11,589		Miller Industries, Inc	286,828
37,918	*	Moog, Inc (Class A)	3,108,138
106,715	*	MRC Global, Inc	1,998,772
68,253		Mueller Industries, Inc	1,855,117
181,123		Mueller Water Products, Inc (Class A)	1,773,194
18,778	*	MYR Group, Inc	563,340
5,905	e	National Presto Industries, Inc	565,404
59,556	*	Navistar International Corp	2,073,144
253

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

51,888	*	NCI Building Systems, Inc	$908,040
30,566	*	Nexeo Solutions, Inc	311,468
31,618		NN, Inc	641,845
11,136	*	Northwest Pipe Co	219,713
125,683	*,e	NOW, Inc	1,524,535
9,290	*	NV5 Holdings, Inc	546,716
3,308		Omega Flex, Inc	216,012
32,235	*	Orion Marine Group, Inc	195,344
28,107	*	Patrick Industries, Inc	1,599,288
57,087	*	PGT, Inc	996,168
262,295	*,e	Plug Power, Inc	480,000
11,025		Powell Industries, Inc	331,301
3,590		Preformed Line Products Co	241,427
47,657		Primoris Services Corp	1,219,543
29,514	*	Proto Labs, Inc	3,516,593
40,567		Quanex Building Products Corp	695,724
42,355		Raven Industries, Inc	1,550,193
27,496	*	RBC Bearings, Inc	3,199,984
35,232		REV Group, Inc	635,938
14,564	*,e	Revolution Lighting Technologies, Inc	51,848
123,509	*	Rexnord Corp	3,397,733
6,213	*	Rush Enterprises, Inc	241,748
36,885	*	Rush Enterprises, Inc (Class A)	1,506,015
49,413		Simpson Manufacturing Co, Inc	2,701,903
40,540	*	SiteOne Landscape Supply, Inc	2,776,990
14,988	*	Sparton Corp	276,828
49,890	*	SPX Corp	1,578,520
48,567	*	SPX FLOW, Inc	2,185,515
15,044		Standex International Corp	1,458,516
30,344	*	Sterling Construction Co, Inc	337,729
33,197		Sun Hydraulics Corp	1,612,378
107,500	*,e	Sunrun, Inc	991,150
20,636		Tennant Co	1,527,064
31,824	*	Textainer Group Holdings Ltd	547,373
13,135	*,e	The ExOne Company	90,894
37,737	*	Thermon Group Holdings	860,026
58,452		Titan International, Inc	602,056
21,827	*	Titan Machinery, Inc	421,698
12,508	*	TPI Composites, Inc	283,306
34,934	*	Trex Co, Inc	3,628,944
54,572	*	Trimas Corp	1,478,901
56,665		Triton International Ltd	1,757,182
57,330		Triumph Group, Inc	1,355,855
46,181	*	Tutor Perini Corp	953,638
9,908	*	Twin Disc, Inc	218,769
71,209		Universal Forest Products, Inc	2,270,143
13,194	*	Vectrus, Inc	474,984
13,435	*	Veritiv Corp	511,202
19,740	*	Vicor Corp	707,679
71,436		Wabash National Corp	1,433,006
33,020		Watts Water Technologies, Inc (Class A)	2,459,990
66,083	*	Wesco Aircraft Holdings, Inc	667,438
254

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

3,809	*	Willis Lease Finance Corp	$124,478
63,242		Woodward Governor Co	4,549,629
		TOTAL CAPITAL GOODS	233,015,238

COMMERCIAL & PROFESSIONAL SERVICES - 3.7%
64,885		ABM Industries, Inc	2,019,870
57,359	*	Acacia Research (Acacia Technologies)	209,360
128,362		ACCO Brands Corp	1,546,762
61,709	*	Advanced Disposal Services, Inc	1,360,066
19,580	*,e	Aqua Metals, Inc	61,285
51,437	*	ARC Document Solutions, Inc	113,161
8,519		Barrett Business Services, Inc	745,583
7,772		BG Staffing, Inc	148,212
54,550		Brady Corp (Class A)	1,985,620
54,148		Brink’s Co	3,996,122
45,861	*	Casella Waste Systems, Inc (Class A)	1,124,053
59,782	*	CBIZ, Inc	1,111,945
34,683		Ceco Environmental Corp	163,010
28,915	*	Cimpress NV	4,158,266
1,670		Compx International, Inc	22,963
135,907		Covanta Holding Corp	2,025,014
9,820		CRA International, Inc	554,535
55,975		Deluxe Corp	3,836,527
144,544	*,†,m	Dyax Corp	160,444
29,337		Ennis, Inc	525,132
43,859		Essendant, Inc	326,311
30,717		Exponent, Inc	2,653,949
11,813		Forrester Research, Inc	470,157
11,828	*	Franklin Covey Co	288,603
44,939	*	FTI Consulting, Inc	2,624,438
14,730	*	GP Strategies Corp	307,121
84,416		Healthcare Services Group	3,260,990
22,168		Heidrick & Struggles International, Inc	834,625
17,579	*	Heritage-Crystal Clean, Inc	371,796
71,840		Herman Miller, Inc	2,205,488
40,726	*	Hill International, Inc	215,848
51,145		HNI Corp	1,707,732
43,073	*,e	Hudson Technologies, Inc	188,660
26,034	*	Huron Consulting Group, Inc	974,973
21,248		ICF International, Inc	1,425,741
53,029	*	Innerworkings, Inc	535,593
43,072		Insperity, Inc	3,456,528
71,559		Interface, Inc	1,574,298
36,583		Kelly Services, Inc (Class A)	1,070,419
27,572		Kforce, Inc	732,037
42,894		Kimball International, Inc (Class B)	708,609
57,513		Knoll, Inc	1,096,773
62,639		Korn/Ferry International	3,348,681
43,450		LSC Communications, Inc	759,506
37,505		Matthews International Corp (Class A)	1,843,371
27,626		McGrath RentCorp	1,628,000
122,474	*,†,m	Media General, Inc	0
20,140	*	Mistras Group, Inc	392,126
255

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

52,759		Mobile Mini, Inc	$2,215,878
39,599		MSA Safety, Inc	3,438,777
16,051		Multi-Color Corp	1,042,513
53,343	*	Navigant Consulting, Inc	1,141,007
9,268	*	NL Industries, Inc	70,900
59,295	*	On Assignment, Inc	4,780,956
36,471		Quad Graphics, Inc	901,198
2,921	*,e	Red Violet, Inc	18,402
33,622		Resources Connection, Inc	526,184
52,975		RPX Corp	573,719
83,231		RR Donnelley & Sons Co	703,302
20,424	*	SP Plus Corp	717,904
100,076		Steelcase, Inc (Class A)	1,326,007
34,312	*,e	Team, Inc	581,588
65,692		Tetra Tech, Inc	3,179,493
49,500	*	TriNet Group, Inc	2,556,675
48,152	*	TrueBlue, Inc	1,283,251
18,227		Unifirst Corp	2,927,256
25,624		US Ecology, Inc	1,365,759
24,376		Viad Corp	1,237,082
10,321		VSE Corp	529,364
47,401	*	WageWorks, Inc	1,974,252
8,737	*	Willdan Group, Inc	249,878
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	94,211,648

CONSUMER DURABLES & APPAREL - 2.6%
36,580		Acushnet Holdings Corp	883,773
62,457	*,e	American Outdoor Brands Corp	687,027
12,138		Bassett Furniture Industries, Inc	352,609
37,278	*	Beazer Homes USA, Inc	547,241
109,412		Callaway Golf Co	1,888,451
10,390	*	Cavco Industries, Inc	1,769,936
25,555	*	Century Communities, Inc	785,816
24,098	*	Clarus Corp	172,301
34,638		Columbia Sportswear Co	2,875,300
83,425	*	CROCS, Inc	1,318,115
13,668		CSS Industries, Inc	233,176
12,782		Culp, Inc	377,708
37,089	*	Deckers Outdoor Corp	3,458,920
7,803	*	Delta Apparel, Inc	141,156
12,451		Escalade, Inc	164,976
29,152		Ethan Allen Interiors, Inc	642,802
8,919		Flexsteel Industries, Inc	326,971
55,513	*,e	Fossil Group, Inc	829,919
52,588	*	G-III Apparel Group Ltd	1,918,936
124,946	*,e	GoPro, Inc	632,227
27,060	*	Green Brick Partners, Inc	273,306
3,281		Hamilton Beach Brands Holding Co	73,002
32,484	*	Helen of Troy Ltd	2,895,949
13,290		Hooker Furniture Corp	501,697
147,864	*	Hovnanian Enterprises, Inc (Class A)	297,207
58,559	*,e	Iconix Brand Group, Inc	47,474
256

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

25,016	*	Installed Building Products Inc	$1,443,423
31,856	*,e	iRobot Corp	1,859,116
5,691		Johnson Outdoors, Inc	368,549
98,722		KB Home	2,621,069
54,110		La-Z-Boy, Inc	1,558,368
20,219	*,e	LGI Homes, Inc	1,399,155
32,467		Libbey, Inc	185,711
11,479		Lifetime Brands, Inc	136,600
30,565	*	M/I Homes, Inc	931,621
24,029	*	Malibu Boats Inc	809,777
9,223		Marine Products Corp	139,913
21,602		MCBC Holdings, Inc	518,448
54,070		MDC Holdings, Inc	1,568,571
45,882	*	Meritage Homes Corp	2,041,749
17,997		Movado Group, Inc	709,982
4,690		Nacco Industries, Inc (Class A)	172,827
35,512	*	Nautilus, Inc	516,700
16,885	*	New Home Co Inc	168,512
18,983		Oxford Industries, Inc	1,462,450
15,421	*	Perry Ellis International, Inc	400,175
48,257	*,e	Sequential Brands Group, Inc	93,136
70,305		Steven Madden Ltd	3,392,216
20,004	e	Sturm Ruger & Co, Inc	1,105,221
10,648		Superior Uniform Group, Inc	285,579
131,020	*	Taylor Morrison Home Corp	3,113,035
41,788	*	TopBuild Corp	3,330,504
178,757	*	TRI Pointe Homes, Inc	3,058,532
18,157	*	Unifi, Inc	537,629
16,526	*	Universal Electronics, Inc	765,154
24,025	*	Vera Bradley, Inc	273,405
70,639	*	Vista Outdoor, Inc	1,183,203
7,194		Weyco Group, Inc	264,020
37,045	*	William Lyon Homes, Inc	995,029
109,673		Wolverine World Wide, Inc	3,285,803
32,007	*	Zagg, Inc	358,478
		TOTAL CONSUMER DURABLES & APPAREL	65,149,655

CONSUMER SERVICES - 4.3%
70,814	*	Adtalem Global Education, Inc	3,370,746
18,794	*	American Public Education, Inc	757,398
12,752	*	Ascent Media Corp (Series A)	44,122
104,748	*	Belmond Ltd.	1,120,804
23,144		BJ’s Restaurants, Inc	1,292,592
107,754		Bloomin’ Brands, Inc	2,549,460
8,726	e	Bluegreen Vacations Corp	203,054
20,371	*	Bojangles’, Inc	300,472
96,713		Boyd Gaming Corp	3,211,839
34,747	*	Bridgepoint Education, Inc	202,922
55,412	e	Brinker International, Inc	2,415,409
161,494	*	Caesars Entertainment Corp	1,832,957
16,090	*	Cambium Learning Group, Inc	163,153
13,986		Capella Education Co	1,283,215
79,280	*	Career Education Corp	1,028,262
257

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,014		Carriage Services, Inc	$468,904
40,523	*	Carrols Restaurant Group, Inc	417,387
25,429	*	Century Casinos, Inc	195,295
50,683	e	Cheesecake Factory	2,632,982
115,380	*	Chegg, Inc	2,677,970
15,961		Churchill Downs, Inc	4,382,891
19,485	*	Chuy’s Holdings, Inc	557,271
9,036		Collectors Universe	141,594
22,764	e	Cracker Barrel Old Country Store, Inc	3,746,727
48,254	*	Dave & Buster’s Entertainment, Inc	2,050,312
25,732	*	Del Frisco’s Restaurant Group, Inc	409,139
38,713	*	Del Taco Restaurants, Inc	432,037
76,536	*	Denny’s Corp	1,340,145
20,317		DineEquity, Inc	1,611,951
77,227	*	Drive Shack, Inc	419,343
22,879	*	El Pollo Loco Holdings, Inc	228,790
55,126	*,e	Eldorado Resorts, Inc	2,232,603
3,992	*,e	Empire Resorts, Inc	76,048
30,326	*,e	Fiesta Restaurant Group, Inc	636,846
20,553	e	Golden Entertainment, Inc	549,793
55,809	*	Grand Canyon Education, Inc	5,803,578
23,667	*	Habit Restaurants, Inc	239,037
126,527	*	Houghton Mifflin Harcourt Co	860,384
125,997		ILG, Inc	4,300,278
29,603		International Speedway Corp (Class A)	1,216,683
16,109	*	J Alexander’s Holdings, Inc	192,503
35,003		Jack in the Box, Inc	3,139,769
45,135	*	K12, Inc	690,565
94,812	*	La Quinta Holdings, Inc	1,852,626
63,549	*	Laureate Education, Inc	897,312
7,785	e	Liberty Tax, Inc	80,185
23,604	*	Lindblad Expeditions Holdings, Inc	258,464
21,890		Marcus Corp	652,322
25,649		Marriott Vacations Worldwide Corp	3,144,824
12,576	*	Monarch Casino & Resort, Inc	536,492
3,345		Nathan’s Famous, Inc	274,123
13,996	*,e	Noodles & Co	101,471
30,336	e	Papa John’s International, Inc	1,880,832
100,195	*	Penn National Gaming, Inc	3,036,910
62,077	*	Pinnacle Entertainment, Inc	1,993,913
101,688		Planet Fitness, Inc	4,097,009
11,969	*	PlayAGS, Inc	270,619
27,002	*	Potbelly Corp	322,674
10,626		RCI Hospitality Holdings, Inc	288,921
20,975	*	Red Lion Hotels Corp	206,604
15,348	*	Red Robin Gourmet Burgers, Inc	956,948
79,766		Red Rock Resorts, Inc	2,408,135
41,909	*	Regis Corp	654,619
35,119		Ruth’s Chris Steak House, Inc	942,945
63,446	*	Scientific Games Corp (Class A)	3,381,672
81,271	*,e	SeaWorld Entertainment, Inc	1,226,379
25,610	*,e	Shake Shack, Inc	1,219,292
258

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

44,793	e	Sonic Corp	$1,160,587
45,807	*	Sotheby’s (Class A)	2,418,610
13,226		Speedway Motorsports, Inc	233,439
1,170	*	Steak N Shake Co	400,444
12,392		Strayer Education, Inc	1,302,027
78,879		Texas Roadhouse, Inc (Class A)	5,054,566
33,357	*	Weight Watchers International, Inc	2,336,658
33,933		Wingstop, Inc	1,657,966
21,808	*,e	Zoe’s Kitchen, Inc	321,668
		TOTAL CONSUMER SERVICES	106,998,486

DIVERSIFIED FINANCIALS - 3.0%
32,318		AG Mortgage Investment Trust	571,382
111,193		Anworth Mortgage Asset Corp	525,943
126,790		Apollo Commercial Real Estate Finance, Inc	2,284,756
32,219		Ares Commercial Real Estate Corp	394,038
33,235	e	Arlington Asset Investment Corp (Class A)	380,208
51,036	*	ARMOUR Residential REIT, Inc	1,154,945
52,204		Artisan Partners Asset Management, Inc	1,678,359
5,894	e	Associated Capital Group, Inc	213,068
23,987		B. Riley Financial, Inc	495,332
71,830	*	Cannae Holdings, Inc	1,484,008
108,484		Capstead Mortgage Corp	954,659
13,666		Cherry Hill Mortgage Investment Corp	240,795
24,839		Cohen & Steers, Inc	996,044
29,978	*,e	Cowen Group, Inc	464,659
8,951	*	Curo Group Holdings Corp	195,758
189,904		CYS Investments, Inc	1,361,612
3,718		Diamond Hill Investment Group, Inc	726,572
39,370	*	Donnelley Financial Solutions, Inc	724,408
65,235		Dynex Capital, Inc	429,246
26,873	*	Elevate Credit, Inc	205,310
9,630		Ellington Residential Mortgage REIT	109,493
28,331	*,e	Encore Capital Group, Inc	1,263,563
38,757	*	Enova International, Inc	1,135,580
44,986		Evercore Partners, Inc (Class A)	4,554,832
62,156	*	Ezcorp, Inc (Class A)	851,537
70,427		Financial Engines, Inc	3,144,566
54,248		FirstCash, Inc	4,703,302
42,779	e	Gain Capital Holdings, Inc	349,077
3,706		GAMCO Investors, Inc (Class A)	95,059
50,731		Granite Point Mortgage Trust, Inc	844,164
17,588		Great Ajax Corp	236,383
54,677	*	Green Dot Corp	3,324,908
27,951	e	Greenhill & Co, Inc	567,405
16,216		Hamilton Lane, Inc	678,640
31,088		Houlihan Lokey, Inc	1,383,416
17,814	*	INTL FCStone, Inc	798,423
134,204		Invesco Mortgage Capital, Inc	2,178,131
39,126		Investment Technology Group, Inc	791,128
8,147		iShares Russell 2000 Index Fund	1,249,098
21,594		KKR Real Estate Finance Trust, Inc	425,618
93,634		Ladder Capital Corp	1,301,513
259

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

127,467		Ladenburg Thalmann Financial Services, Inc	$423,190
399,365	*	LendingClub Corp	1,074,292
11,119		Marlin Business Services Corp	304,661
5,657		Medley Management, Inc	32,245
36,288		Moelis & Co	1,952,294
53,541		MTGE Investment Corp	971,769
23,332		Nelnet, Inc (Class A)	1,232,163
132,303		New York Mortgage Trust, Inc	801,756
35,784	*,†,m	NewStar Financial, Inc	17,615
87,568		OM Asset Management plc	1,328,407
64,425	*	On Deck Capital, Inc	338,231
11,751		Oppenheimer Holdings, Inc	315,514
60,323		Orchid Island Capital, Inc	422,261
12,075		Owens Realty Mortgage, Inc	187,283
70,118		PennyMac Mortgage Investment Trust	1,233,376
27,062		Pico Holdings, Inc	326,097
17,102		Piper Jaffray Cos	1,197,995
21,172		PJT Partners, Inc	1,174,834
53,230	*,e	PRA Group, Inc	1,894,988
19,726		Pzena Investment Management, Inc (Class A)	172,800
90,076		Redwood Trust, Inc	1,381,766
12,014	*	Regional Management Corp	394,900
35,297		Resource Capital Corp	344,499
23,190	*	Safeguard Scientifics, Inc	300,310
8,405		Silvercrest Asset Management Group, Inc	129,437
77,720		Stifel Financial Corp	4,529,522
29,168		Tiptree Financial, Inc	185,217
23,907		TPG RE Finance Trust, Inc	473,119
1,276		Value Line, Inc	24,856
31,428	e	Virtu Financial, Inc	1,131,408
7,982		Virtus Investment Partners, Inc	920,724
95,396		Waddell & Reed Financial, Inc (Class A)	1,930,815
50,741		Western Asset Mortgage Capital Corp	504,873
9,732		Westwood Holdings Group, Inc	564,261
134,858		WisdomTree Investments, Inc	1,425,449
7,626	*	World Acceptance Corp	781,665
24,521		ZAIS Financial Corp	353,102
		TOTAL DIVERSIFIED FINANCIALS	76,244,632

ENERGY - 4.1%
178,075	*	Abraxas Petroleum Corp	509,294
2,617		Adams Resources & Energy, Inc	119,859
50,922	*,e	Approach Resources, Inc	141,563
22,811		Arch Coal, Inc	1,843,813
157,624		Archrock, Inc	1,702,339
33,506	*	Ardmore Shipping Corp	268,048
20,427	*	Basic Energy Services, Inc	330,509
24,238	*	Bonanza Creek Energy, Inc	735,139
37,739	e	Bristow Group, Inc	605,711
60,654	*	C&J Energy Services, Inc	1,811,128
26,856	*	Cactus, Inc	771,036
49,973	*,e	California Resources Corp	1,271,813
260

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

234,294	*	Callon Petroleum Co	$3,259,030
27,152	*,e	CARBO Ceramics, Inc	240,024
89,907	*	Carrizo Oil & Gas, Inc	1,804,433
159,866	*	Clean Energy Fuels Corp	257,384
86,813	*	Cloud Peak Energy, Inc	276,933
29,959	*	Contango Oil & Gas Co	111,747
18,813	e	CVR Energy, Inc	649,048
94,137		Delek US Holdings, Inc	4,459,270
485,423	*	Denbury Resources, Inc	1,597,042
106,316		DHT Holdings, Inc	385,927
77,341	*,e	Diamond Offshore Drilling, Inc	1,422,301
26,438	*	Dorian LPG Ltd	190,089
44,503	*	Dril-Quip, Inc	1,844,649
24,651	*	Earthstone Energy, Inc	252,180
102,621	*	Eclipse Resources Corp	136,486
34,714	*	Energy XXI Gulf Coast, Inc	200,647
512,463	e	Ensco plc	2,895,416
44,712	*,e	EP Energy Corp	82,270
23,812	*	Era Group, Inc	251,217
32,073		Evolution Petroleum Corp	298,279
37,718	*	Exterran Corp	1,104,760
194,143	*,e	Fairmount Santrol Holdings, Inc	1,067,786
95,784	*	Forum Energy Technologies, Inc	1,206,878
58,496	e	Frank’s International NV	408,887
89,961	e	Frontline Ltd	389,531
26,185	*	FTS International, Inc	522,914
48,376		GasLog Ltd	815,136
204,445	*,e	Gastar Exploration, Inc	139,023
55,272	*	Gener8 Maritime, Inc	318,367
15,157	*	Geospace Technologies Corp	159,755
113,922		Golar LNG Ltd	3,662,592
45,094		Green Plains Renewable Energy, Inc	838,748
15,748		Gulf Island Fabrication, Inc	157,480
163,741	*	Halcon Resources Corp	879,289
17,984		Hallador Energy Co	117,615
165,109	*	Helix Energy Solutions Group, Inc	1,274,641
114,859	*	HighPoint Resources Corp	793,676
39,698	*	Independence Contract Drilling, Inc	182,214
34,321	*	International Seaways, Inc	690,882
815	*,e	Isramco, Inc	86,105
66,626	*,e	Jagged Peak Energy, Inc	954,751
37,450	*,e	Jones Energy, Inc (Class A)	24,676
61,651	*	Keane Group, Inc	958,673
12,112	*,e	Key Energy Services, Inc	194,155
17,095	*,e	Liberty Oilfield Services, Inc	340,874
50,009	*,e	Lilis Energy, Inc	206,537
9,634	*	Mammoth Energy Services, Inc	312,912
113,218	*	Matador Resources Co	3,706,757
31,260	*	Matrix Service Co	481,404
335,244	*,e	McDermott International, Inc	2,212,610
15,866	*	Midstates Petroleum Co, Inc	221,965
14,645	*	Natural Gas Services Group, Inc	352,944
101,438	e	Navios Maritime Acq Corp	78,635
261

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

12,987	*,e	NCS Multistage Holdings, Inc	$236,623
98,314	*	Newpark Resources, Inc	1,032,297
9,400	*	Nine Energy Service, Inc	287,076
286,418	*,e	Noble Corp plc	1,337,572
160,912	e	Nordic American Tanker Shipping	302,515
314,994	*	Oasis Petroleum, Inc	3,474,384
59,045	*	Oil States International, Inc	2,122,668
51,818	*	Overseas Shipholding Group, Inc	193,281
48,082	*	Pacific Ethanol, Inc	168,287
18,403		Panhandle Oil and Gas, Inc (Class A)	357,938
37,839	*	Par Pacific Holdings, Inc	638,344
155,695	*,e	Parker Drilling Co	98,150
78,325	*	PDC Energy, Inc	4,193,521
78,664		Peabody Energy Corp	2,898,768
16,785	*	Penn Virginia Corp	779,160
13,161	*	PHI, Inc	164,907
102,039	*	Pioneer Energy Services Corp	352,035
65,526	*,e	ProPetro Holding Corp	1,199,126
7,077	*	Quintana Energy Services, Inc	54,776
6,879	*,e	Ranger Energy Services, Inc	56,752
45,105	*,e	Renewable Energy Group, Inc	581,855
25,407	*,e	Resolute Energy Corp	848,340
6,817	*	Rex American Resources Corp	509,775
15,435	*	RigNet, Inc	233,069
58,628	*	Ring Energy, Inc	980,260
2,865	*,e	Rosehill Resources, Inc	22,691
136,980	*	Rowan Cos plc	1,977,991
83,510	*,e	Sanchez Energy Corp	256,376
40,933	*	SandRidge Energy, Inc	595,166
316,057		Scorpio Tankers, Inc	840,712
18,742	*	SEACOR Holdings, Inc	1,027,811
18,843	*	SEACOR Marine Holdings, Inc	446,391
35,785	*,e	Select Energy Services, Inc	538,564
79,548		SemGroup Corp	2,000,632
73,115	e	Ship Finance International Ltd	1,041,889
8,148	*	SilverBow Resources, Inc	249,736
29,965	*,e	Smart Sand, Inc	219,344
22,390	*,e	Solaris Oilfield Infrastructure, Inc	420,932
284,806	*	SRC Energy, Inc	3,144,258
22,943	*	Stone Energy Corp	816,771
176,961	*	Superior Energy Services	1,898,792
72,626	e	Teekay Corp	640,561
220,807	e	Teekay Tankers Ltd (Class A)	253,928
73,946	*,e	Tellurian, Inc	703,966
135,908	*	Tetra Technologies, Inc	534,118
247,954	*,e	Ultra Petroleum Corp	600,049
60,564	*	Unit Corp	1,373,592
160,189	*,e	Uranium Energy Corp	241,885
97,619	e	US Silica Holdings Inc	2,939,308
119,945	*	W&T Offshore, Inc	731,665
59,353	*,e	WildHorse Resource Development Corp	1,552,081
		TOTAL ENERGY	103,758,484
262

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 0.5%
33,698		Andersons, Inc	$1,100,240
26,708	*	Chefs’ Warehouse Holdings, Inc	647,669
16,394		Ingles Markets, Inc (Class A)	561,494
11,393	*	Natural Grocers by Vitamin C	81,460
120,085	*	Performance Food Group Co	3,896,758
26,269		Pricesmart, Inc	2,301,164
26,085	*	Smart & Final Stores, Inc	133,034
42,594		Spartan Stores, Inc	774,359
45,637	*,e	SUPERVALU, Inc	799,104
59,274	*	United Natural Foods, Inc	2,668,515
9,198		Village Super Market (Class A)	250,186
11,104		Weis Markets, Inc	511,006
		TOTAL FOOD & STAPLES RETAILING	13,724,989

FOOD, BEVERAGE & TOBACCO - 1.4%
3,815		Alico, Inc	123,225
76,388	e	B&G Foods, Inc (Class A)	1,737,827
10,000	*	Boston Beer Co, Inc (Class A)	2,241,500
18,781	e	Calavo Growers, Inc	1,759,780
34,560	*	Cal-Maine Foods, Inc	1,683,072
102,357	*,e	Castle Brands, Inc	127,946
5,506		Coca-Cola Bottling Co Consolidated	927,155
15,091	*	Craft Brewers Alliance, Inc	291,256
194,607	*	Darling International, Inc	3,335,564
106,451		Dean Foods Co	916,543
10,212	*	Farmer Bros Co	289,510
39,178		Fresh Del Monte Produce, Inc	1,925,599
28,710	*	Freshpet, Inc	568,458
93,544	*,e	Hostess Brands, Inc	1,314,293
17,961		J&J Snack Foods Corp	2,468,021
10,081		John B. Sanfilippo & Son, Inc	573,508
22,433		Lancaster Colony Corp	2,817,360
31,585	*	Landec Corp	420,081
6,655	*	Lifeway Foods, Inc	35,338
14,621		Limoneira Co	340,377
15,732	e	MGP Ingredients, Inc	1,506,968
13,646		National Beverage Corp	1,205,761
29,717	*	Primo Water Corp	387,510
24,029		Sanderson Farms, Inc	2,671,064
8,108	*	Seneca Foods Corp	223,375
20,409	e	Tootsie Roll Industries, Inc	582,677
5,540		Turning Point Brands, Inc	117,559
29,026		Universal Corp	1,365,673
118,496	e	Vector Group Ltd	2,310,672
		TOTAL FOOD, BEVERAGE & TOBACCO	34,267,672

HEALTH CARE EQUIPMENT & SERVICES - 7.1%
13,836	*,e	AAC Holdings, Inc	156,762
26,151		Abaxis, Inc	1,740,872
263

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

95,674	*,e	Accuray, Inc	$478,370
34,765		Aceto Corp	87,608
9,018	*	Addus HomeCare Corp	473,445
211,116	*	Allscripts Healthcare Solutions, Inc	2,453,168
33,341	*	Amedisys, Inc	2,203,507
11,409	*,e	American Renal Associates Holdings, Inc	167,142
56,156	*	AMN Healthcare Services, Inc	3,754,029
14,900		Analogic Corp	1,238,190
42,908	*	Angiodynamics, Inc	831,557
16,710	*	Anika Therapeutics, Inc	735,407
168,761	*	Antares Pharma, Inc	394,901
37,600	*	AtriCure, Inc	835,848
1,630		Atrion Corp	1,014,023
33,987	*	AxoGen, Inc	1,352,683
135,192	*,e	BioScrip, Inc	355,555
38,835	*	BioTelemetry, Inc	1,483,497
43,060		Cantel Medical Corp	4,825,734
28,891	*	Capital Senior Living Corp	339,469
37,414	*	Cardiovascular Systems, Inc	854,910
75,088	*	Castlight Health, Inc	281,580
150,985	*	Cerus Corp	785,122
18,536		Chemed Corp	5,713,166
18,740	*	Civitas Solutions, Inc	267,045
113,135	*,e	Community Health Systems, Inc	427,650
13,516	e	Computer Programs & Systems, Inc	403,453
45,074	*,e	ConforMIS, Inc	58,371
32,155		Conmed Corp	2,091,040
152,108	*,e	Corindus Vascular Robotics, Inc	158,192
11,151	*	Corvel Corp	546,957
44,113	*	Cotiviti Holdings, Inc	1,523,663
41,163	*	Cross Country Healthcare, Inc	517,830
38,323	*	CryoLife, Inc	860,351
15,490	*	Cutera, Inc	776,823
59,467	*	Diplomat Pharmacy, Inc	1,295,786
115,691		Encompass Health Corp	7,036,327
96,080	*	Endologix, Inc	414,105
58,765		Ensign Group, Inc	1,637,781
73,615	*,e	Evolent Health, Inc	1,214,647
7,193	*	FONAR Corp	204,641
83,287	*,e	Genesis Health Care, Inc	126,596
63,403	*,e	GenMark Diagnostics, Inc	396,903
33,499	*,e	Glaukos Corp	1,128,246
83,435	*	Globus Medical, Inc	4,271,038
63,273	*	Haemonetics Corp	4,937,825
54,400	*	Halyard Health, Inc	2,576,928
59,309	*	HealthEquity, Inc	3,894,822
30,569		HealthStream, Inc	708,895
7,583	*	Heska Corp	618,924
98,417	*	HMS Holdings Corp	1,772,490
17,950	*	ICU Medical, Inc	4,518,015
20,529	*	Inogen Inc	2,885,967
73,166	*,e	Inovalon Holdings, Inc	771,901
68,322	*	Insulet Corp	5,875,692
264

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

37,634	*	Integer Holding Corp	$2,066,107
75,453	*	Integra LifeSciences Holdings Corp	4,650,168
37,507		Invacare Corp	682,627
17,350	*	iRhythm Technologies, Inc	1,008,902
47,466	*	K2M Group Holdings, Inc	906,601
106,642	*	Kindred Healthcare, Inc	949,114
39,575	*	Lantheus Holdings, Inc	704,435
19,311		LeMaitre Vascular, Inc	607,331
32,006	*	LHC Group, Inc	2,381,886
57,125	*	LivaNova plc	5,071,557
28,772	*	Magellan Health Services, Inc	2,412,532
52,865	*	Masimo Corp	4,743,576
66,280	*	Medidata Solutions, Inc	4,729,741
48,932		Meridian Bioscience, Inc	714,407
58,318	*	Merit Medical Systems, Inc	2,828,423
54,196	*	Molina Healthcare, Inc	4,511,817
20,810	*,e	NantHealth, Inc	70,962
13,284		National Healthcare Corp	814,043
10,966		National Research Corp	358,588
37,238	*	Natus Medical, Inc	1,230,716
58,874	*	Neogen Corp	4,012,263
33,527	*	Nevro Corp	2,995,973
71,145	*	Novocure Ltd	1,942,258
60,437	*	NuVasive, Inc	3,215,853
76,152	*	NxStage Medical, Inc	2,027,166
9,138	*,e	Obalon Therapeutics, Inc	35,181
44,796	*	Omnicell, Inc	1,930,708
66,173	*	OraSure Technologies, Inc	1,173,247
20,282	*	Orthofix International NV	1,237,608
5,338	*,e	OrthoPediatrics Corp	100,461
71,499		Owens & Minor, Inc	1,161,859
32,414	*	Oxford Immunotec Global plc	415,872
34,576	*	Penumbra, Inc	4,299,526
8,435	*,e	PetIQ, Inc	188,522
13,475	*	Providence Service Corp	1,022,483
10,716	*,e	Pulse Biosciences, Inc	188,494
62,161	*	Quality Systems, Inc	834,822
33,897	*	Quidel Corp	1,921,960
31,499	*,e	Quotient Ltd	131,351
117,885	*	R1 RCM, Inc	875,886
43,392	*	RadNet, Inc	574,944
4,151	*	Restoration Robotics, Inc	17,725
56,389	*,e	Rockwell Medical, Inc	298,298
65,561	*	RTI Biologics, Inc	288,468
126,173	*	Select Medical Holdings Corp	2,277,423
16,751	*,e	Sientra, Inc	220,778
12,818		Simulations Plus, Inc	210,856
48,836	*	Staar Surgical Co	793,585
22,611	*,e	Surgery Partners, Inc	361,776
15,380	*	SurModics, Inc	574,443
14,071	*,e	Tabula Rasa HealthCare, Inc	576,770
14,939	*,e	Tactile Systems Technology, Inc	520,027
265

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

68,960	*,e	Teladoc, Inc	$2,965,280
96,614	*,e	Tenet Healthcare Corp	2,312,939
42,804	*	Tivity Health, Inc	1,538,804
26,953	*	Triple-S Management Corp (Class B)	764,118
14,224		US Physical Therapy, Inc	1,297,940
4,059		Utah Medical Products, Inc	412,191
45,437	*	Varex Imaging Corp	1,635,278
35,460	*,e	ViewRay, Inc	261,695
17,568	*,e	Viveve Medical, Inc	60,434
35,791	*	Vocera Communications, Inc	897,280
121,506	*,e	Wright Medical Group NV	2,382,733
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	178,874,260

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
12,748	*	Central Garden & Pet Co	477,922
41,272	*	Central Garden and Pet Co (Class A)	1,465,156
24,335	*,e	elf Beauty, Inc	442,167
136,667	*	HRG Group, Inc	1,536,137
20,344		Inter Parfums, Inc	1,041,613
12,324		Medifast, Inc	1,237,083
8,350	e	Natural Health Trends Corp	154,976
12,223	*	Nature’s Sunshine Products, Inc	113,063
5,962		Oil-Dri Corp of America	231,087
11,813	*,e	Orchids Paper Products Co	72,177
13,484	*,e	Revlon, Inc (Class A)	307,435
13,523	*	USANA Health Sciences, Inc	1,427,353
16,612		WD-40 Co	2,191,123
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	10,697,292

INSURANCE - 2.4%
55,224	*	AMBAC Financial Group, Inc	940,465
102,888		American Equity Investment Life Holding Co	3,107,218
22,440		Amerisafe, Inc	1,330,692
99,377	e	Amtrust Financial Services, Inc	1,280,970
39,187		Argo Group International Holdings Ltd	2,290,480
12,458	*	Atlas Financial Holdings, Inc	130,809
11,413		Baldwin & Lyons, Inc (Class B)	265,923
8,022	e	Blue Capital Reinsurance Holdings Ltd	93,055
56,176	*,e	Citizens, Inc (Class A)	436,488
196,084		Conseco, Inc	4,204,041
14,063		Crawford & Co (Class B)	112,785
9,879		Donegal Group, Inc (Class A)	137,516
18,328	*	eHealth, Inc	345,300
10,262		EMC Insurance Group, Inc	266,607
37,247		Employers Holdings, Inc	1,523,402
13,320	*	Enstar Group Ltd	2,799,198
12,233		FBL Financial Group, Inc (Class A)	951,116
14,441		Federated National Holding Co	244,053
599,562	*	Genworth Financial, Inc (Class A)	1,654,791
9,538		Global Indemnity Ltd	390,009
35,453	*	Greenlight Capital Re Ltd (Class A)	549,521
17,649	*	Hallmark Financial Services	181,255
266

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

9,313	e	HCI Group, Inc	$390,122
15,822	*,e	Health Insurance Innovations, Inc	450,927
24,858	e	Heritage Insurance Holdings, Inc	390,271
47,812		Horace Mann Educators Corp	2,137,196
7,770		Independence Holding Co	275,058
12,526		Infinity Property & Casualty Corp	1,653,432
1,658		Investors Title Co	322,813
29,661		James River Group Holdings Ltd	1,077,287
46,115		Kemper Corp	3,112,762
10,652		Kingstone Cos, Inc	182,149
17,002		Kinsale Capital Group, Inc	876,453
85,136		Maiden Holdings Ltd	651,290
102,146	*,e	MBIA, Inc	870,284
57,981		National General Holdings Corp	1,494,170
2,778		National Western Life Group, Inc	881,765
24,188		Navigators Group, Inc	1,366,622
12,045	*	NI Holdings, Inc	196,936
52,473		Primerica, Inc	5,076,763
45,980		RLI Corp	2,909,614
17,046		Safety Insurance Group, Inc	1,363,680
68,116		Selective Insurance Group, Inc	4,032,467
18,628		State Auto Financial Corp	581,752
24,563		Stewart Information Services Corp	1,024,523
107,012	*	Third Point Reinsurance Ltd	1,423,260
26,383	*,e	Trupanion, Inc	693,345
25,058		United Fire & Casualty Co	1,260,167
23,884		United Insurance Holdings Corp	450,452
36,964		Universal Insurance Holdings, Inc	1,199,482
		TOTAL INSURANCE	59,580,736

MATERIALS - 4.3%
33,879		A. Schulman, Inc	1,453,409
24,291	e	Advanced Emissions Solutions, Inc	267,687
35,037	*	AdvanSix, Inc	1,255,025
25,962	*	AgroFresh Solutions, Inc	179,657
382,403	*,e	AK Steel Holding Corp	1,755,230
150,089	*	Allegheny Technologies, Inc	3,987,865
33,891		American Vanguard Corp	730,351
10,517		Ampco-Pittsburgh Corp	103,592
36,818		Balchem Corp	3,248,820
46,339		Boise Cascade Co	1,927,702
55,019		Carpenter Technology Corp	2,930,312
58,486	*	Century Aluminum Co	1,021,750
8,500		Chase Corp	952,000
19,026	*	Clearwater Paper Corp	449,965
352,901	*,e	Cleveland-Cliffs, Inc	2,618,525
221,373	*	Coeur Mining, Inc	1,675,794
135,632		Commercial Metals Co	2,849,628
40,347	e	Compass Minerals International, Inc	2,715,353
8,563		Core Molding Technologies, Inc	132,726
98,266	*	Ferro Corp	2,162,835
69,112	*,m	Ferroglobe plc	0
267

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

65,118	*	Flotek Industries, Inc	$232,471
21,208	*,e	Forterra, Inc	155,667
29,899		FutureFuel Corp	349,818
83,345	*	GCP Applied Technologies, Inc	2,387,834
61,329	*	Gold Resource Corp	310,938
6,597		Greif, Inc	415,281
29,921		Greif, Inc (Class A)	1,750,977
58,626		H.B. Fuller Co	2,900,228
11,299		Hawkins, Inc	367,217
14,471		Haynes International, Inc	605,033
458,083		Hecla Mining Co	1,754,458
50,300	*	Ingevity Corp	3,864,549
22,485		Innophos Holdings, Inc	930,429
28,507		Innospec, Inc	2,072,459
111,599	*,e	Intrepid Potash, Inc	505,543
19,402		Kaiser Aluminum Corp	1,911,873
103,592		Kapstone Paper and Packaging Corp	3,565,637
206,237	*,e	Klondex Mines Ltd	505,281
16,192		KMG Chemicals, Inc	995,646
24,225	*	Koppers Holdings, Inc	1,061,055
35,036	*	Kraton Polymers LLC	1,600,094
26,352		Kronos Worldwide, Inc	607,150
171,129		Louisiana-Pacific Corp	4,848,085
23,900	*,e	LSB Industries, Inc	132,167
23,293		Materion Corp	1,182,120
42,185		Minerals Technologies, Inc	2,912,874
27,177		Myers Industries, Inc	633,224
19,477		Neenah Paper, Inc	1,519,206
10,497		Olympic Steel, Inc	246,155
51,140	*	Omnova Solutions, Inc	557,426
50,957		PH Glatfelter Co	1,064,492
94,192		PolyOne Corp	3,941,935
38,873	*	PQ Group Holdings, Inc	540,335
15,417		Quaker Chemical Corp	2,266,145
7,201	*,e	Ramaco Resources, Inc	49,183
60,760	e	Rayonier Advanced Materials, Inc	1,300,264
18,153	*	Ryerson Holding Corp	182,438
31,310		Schnitzer Steel Industries, Inc (Class A)	922,080
36,465		Schweitzer-Mauduit International, Inc	1,423,229
51,349		Sensient Technologies Corp	3,422,411
23,724		Stepan Co	1,668,272
131,418	*	Summit Materials, Inc	3,698,103
79,223	*	SunCoke Energy, Inc	910,272
45,746	*	TimkenSteel Corp	768,075
23,980	*	Trecora Resources	310,541
30,330		Tredegar Corp	533,808
52,460		Trinseo S.A.	3,826,957
107,054		Tronox Ltd	1,839,188
7,781	*	UFP Technologies, Inc	258,718
2,097		United States Lime & Minerals, Inc	156,688
18,523	*	US Concrete, Inc	1,082,669
30,035		Valhi, Inc	249,291
44,120	*	Verso Corp	796,807
268

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

37,995	e	Warrior Met Coal, Inc	$883,384
52,079	*	Worthington Industries, Inc	2,319,078
		TOTAL MATERIALS	107,713,484

MEDIA - 1.2%
65,573	e	AMC Entertainment Holdings, Inc	1,144,249
5,375		Beasley Broadcasting Group, Inc	61,006
99,404	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	422,467
41,972		Clear Channel Outdoor Holdings, Inc (Class A)	201,466
1,313	*,e	Daily Journal Corp	297,460
21,705		Emerald Expositions Events, Inc	418,255
149,669	e	Entercom Communications Corp (Class A)	1,519,140
76,986		Entravision Communications Corp (Class A)	357,985
35,475	*,e	Eros International plc	379,582
68,689		EW Scripps Co (Class A)	764,509
21,917	*,e	Fluent, Inc	60,272
133,631		Gannett Co, Inc	1,292,212
61,612	*,e	Global Eagle Entertainment, Inc	72,086
92,932	*	Gray Television, Inc	1,050,132
18,241	*	Hemisphere Media Group, Inc	198,827
65,149	*	Imax Corp	1,511,457
11,678	*	Liberty Braves Group (Class A)	256,566
40,233	*	Liberty Braves Group (Class C)	886,735
15,097	*	Loral Space & Communications, Inc	586,518
65,721	*	MDC Partners, Inc	496,194
47,257	e	Meredith Corp	2,447,913
70,095	*	MSG Networks, Inc	1,436,947
72,367		National CineMedia, Inc	413,939
59,760		New Media Investment Group, Inc	990,821
149,273		New York Times Co (Class A)	3,500,452
51,414		Nexstar Broadcasting Group, Inc (Class A)	3,200,521
20,451	*	Reading International, Inc	313,514
4,295		Saga Communications, Inc	159,344
15,215		Salem Communications	47,927
33,064		Scholastic Corp	1,368,850
84,139		Sinclair Broadcast Group, Inc (Class A)	2,385,341
10,198		Townsquare Media, Inc	77,709
22,998	*	tronc, Inc	422,243
35,547	*,e	WideOpenWest, Inc	225,013
48,855	e	World Wrestling Entertainment, Inc (Class A)	1,943,940
		TOTAL MEDIA	30,911,592

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.3%
33,162	*,e	Abeona Therapeutics, Inc	578,677
30,368	*,e	Accelerate Diagnostics, Inc	674,170
45,171	*	Acceleron Pharma, Inc	1,576,920
39,307	*,e	Achaogen, Inc	562,483
156,672	*	Achillion Pharmaceuticals, Inc	590,653
26,791	*,e	Aclaris Therapeutics, Inc	475,540
50,340	*	Acorda Therapeutics, Inc	1,162,854
20,401	*,e	Adamas Pharmaceuticals, Inc	615,906
269

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

56,002	*,e	Aduro Biotech, Inc	$386,414
41,772	*,e	Advaxis, Inc	66,835
39,976	*	Aerie Pharmaceuticals, Inc	2,046,771
87,888	*,e	Agenus, Inc	301,456
5,906	*,e	Aileron Therapeutics, Inc	30,002
41,101	*,e	Aimmune Therapeutics, Inc	1,275,775
17,423	*,e	Akcea Therapeutics, Inc	454,915
52,590	*	Akebia Therapeutics, Inc	484,354
74,485	*	Alder Biopharmaceuticals, Inc	1,057,687
6,190	*	Allena Pharmaceuticals, Inc	88,703
41,723	*	AMAG Pharmaceuticals, Inc	857,408
220,164	*	Amicus Therapeutics, Inc	3,115,321
42,582	*	Amphastar Pharmaceuticals, Inc	812,890
21,084	*	AnaptysBio, Inc	1,977,258
43,047	*,e	Anavex Life Sciences Corp	98,147
9,356	*	ANI Pharmaceuticals, Inc	555,279
12,435	*,e	Apellis Pharmaceuticals, Inc	299,808
47,646	*,e	Aratana Therapeutics, Inc	245,377
38,816	*	Ardelyx, Inc	186,317
57,450	*	Arena Pharmaceuticals, Inc	2,288,808
7,912	*,e	ARMO BioSciences, Inc	210,617
237,703	*	Array Biopharma, Inc	3,223,253
5,372	*,e	Arsanis, Inc	107,601
20,011	*	Assembly Biosciences, Inc	870,078
28,869	*,e	Asterias Biotherapeutics, Inc	36,086
39,807	*,e	Atara Biotherapeutics, Inc	1,606,212
8,098	*,e	Athenex, Inc	129,649
101,938	*,e	Athersys, Inc	204,895
23,193	*	Audentes Therapeutics, Inc	866,490
33,386	*	Avexis, Inc	7,099,867
31,108	*,e	Axovant Sciences Ltd	33,286
31,831	*,e	Bellicum Pharmaceuticals, Inc	212,949
112,800	*	BioCryst Pharmaceuticals, Inc	554,976
36,703	*,e	Biohaven Pharmaceutical Holding Co Ltd	1,070,259
6,600	*	Biospecifics Technologies Corp	279,972
92,201	*,e	BioTime, Inc	199,154
57,964	*	Bluebird Bio, Inc	9,862,575
50,165	*	Blueprint Medicines Corp	3,848,659
35,916	*	Calithera Biosciences, Inc	220,883
9,448	*,e	Calyxt, Inc	158,821
38,195	*	Cambrex Corp	2,022,425
32,084	*,e	Cara Therapeutics Inc	397,200
158,083	*	Catalent, Inc	6,498,792
113,457	*	Catalyst Pharmaceuticals, Inc	317,680
3,204	*	Celcuity, Inc	61,741
141,834	*	Celldex Therapeutics, Inc	104,957
28,623	*	ChemoCentryx, Inc	312,849
54,689	*	Chimerix, Inc	250,476
24,340	*,e	Clearside Biomedical, Inc	296,461
51,609	*	Clovis Oncology, Inc	2,238,798
50,107	*	Codexis, Inc	563,704
51,133	*,e	Coherus Biosciences, Inc	618,709
30,530	*,e	Collegium Pharmaceutical, Inc	722,034
270

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

21,103	*	Concert Pharmaceuticals Inc	$385,130
30,219	*,e	Contatus Pharmaceuticals, Inc	103,047
61,803	*,e	Corbus Pharmaceuticals Holdings, Inc	367,728
109,515	*,e	Corcept Therapeutics, Inc	1,826,710
29,326	*,e	Corium International, Inc	289,741
9,893	*,e	Corvus Pharmaceuticals, Inc	94,973
10,300	*,e	Cue Biopharma, Inc	113,712
134,048	*	Curis, Inc	71,555
48,754	*	Cytokinetics, Inc	404,658
34,166	*	CytomX Therapeutics, Inc	898,566
9,479	*,e	Deciphera Pharmaceuticals, Inc	212,709
18,650	*,e	Denali Therapeutics, Inc	344,652
66,981	*	Depomed, Inc	420,641
44,280	*	Dermira, Inc	403,391
8,529	*,e	Dova Pharmaceuticals, Inc	245,720
192,015	*	Durect Corp	389,790
70,720	*,e	Dynavax Technologies Corp	1,198,704
9,606	*,e	Eagle Pharmaceuticals, Inc	499,608
22,877	*,e	Edge Therapeutics, Inc	25,165
43,579	*,e	Editas Medicine, Inc	1,368,381
39,250	*	Emergent Biosolutions, Inc	2,035,505
18,410	*	Enanta Pharmaceuticals, Inc	1,713,050
48,178	*	Enzo Biochem, Inc	289,068
60,983	*	Epizyme, Inc	783,632
20,733	*	Esperion Thereapeutics, Inc	1,451,517
5,840	*,e	Evolus, Inc	40,004
139,853	*	Exact Sciences Corp	6,994,048
55,795	*,e	Fate Therapeutics, Inc	563,529
81,274	*	FibroGen, Inc	3,693,903
38,010	*	Five Prime Therapeutics, Inc	636,667
37,709	*,e	Flexion Therapeutics Inc	939,708
34,764	*	Fluidigm Corp	205,108
39,096	*,e	Fortress Biotech, Inc	156,384
16,818	*,e	Foundation Medicine, Inc	1,284,054
15,613	*	G1 Therapeutics, Inc	598,759
33,811	*	Genocea Biosciences Inc	32,459
23,210	*	Genomic Health, Inc	736,453
175,340	*,e	Geron Corp	652,265
46,645	*	Global Blood Therapeutics, Inc	2,059,377
142,088	*	Halozyme Therapeutics, Inc	2,689,726
65,257	*	Heron Therapeutics, Inc	1,977,287
194,557	*	Horizon Pharma plc	2,575,935
165,189	*	Idera Pharmaceuticals, Inc	252,739
39,100	*	Immune Design Corp	144,670
122,201	*	Immunogen, Inc	1,342,989
119,301	*,e	Immunomedics, Inc	2,172,471
86,105	*	Impax Laboratories, Inc	1,618,774
88,759	*	Innoviva, Inc	1,287,005
96,614	*,e	Inovio Pharmaceuticals, Inc	424,135
89,107	*	Insmed, Inc	2,167,973
28,816	*,e	Insys Therapeutics, Inc	202,000
20,347	*,e	Intellia Therapeutics, Inc	407,347
271

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

32,093	*	Intersect ENT, Inc	$1,282,115
52,686	*	Intra-Cellular Therapies, Inc	917,790
58,760	*,e	Invitae Corp	324,943
90,171	*	Iovance Biotherapeutics, Inc	1,307,480
156,472	*	Ironwood Pharmaceuticals, Inc	2,835,273
16,920	*,e	Jounce Therapeutics, Inc	348,383
16,484	*,e	Kala Pharmaceuticals, Inc	247,590
44,826	*	Karyopharm Therapeutics, Inc	586,324
105,622	*,e	Keryx Biopharmaceuticals, Inc	467,905
24,603	*	Kindred Biosciences Inc	225,117
27,623	*	Kura Oncology, Inc	418,488
20,522	*,e	La Jolla Pharmaceutical Co	595,548
33,486	*,e	Lannett Co, Inc	522,382
50,618	*,e	Lexicon Pharmaceuticals, Inc	417,599
24,070	*	Ligand Pharmaceuticals, Inc (Class B)	3,727,240
27,007	*	Loxo Oncology, Inc	3,400,451
48,826		Luminex Corp	1,042,435
39,634	*	MacroGenics, Inc	913,960
5,551	*,e	Madrigal Pharmaceuticals, Inc	628,151
62,114	*,e	Matinas BioPharma Holdings, Inc	27,529
82,575	*,e	Medicines Co	2,484,682
44,814	*,e	MediciNova, Inc	505,054
10,887	*	Medpace Holdings, Inc	402,710
10,676	*	Melinta Therapeutics, Inc	72,597
7,433	*	Menlo Therapeutics, Inc	59,538
15,796		Merrimack Pharmaceuticals, Inc	133,950
12,926	*,e	Mersana Therapeutics, Inc	220,001
121,344	*,e	MiMedx Group, Inc	996,234
29,493	*	Minerva Neurosciences, Inc	193,179
25,120	*,e	Miragen Therapeutics, Inc	172,323
89,447	*	Momenta Pharmaceuticals, Inc	1,860,498
24,070	*	MyoKardia, Inc	1,189,058
77,906	*	Myriad Genetics, Inc	2,203,961
28,773	*	NanoString Technologies, Inc	273,344
35,776	*,e	NantKwest, Inc	139,526
36,769	*	Natera, Inc	409,239
177,915	*	Nektar Therapeutics	14,884,369
65,452	*,e	NeoGenomics, Inc	627,030
30,628	*,e	Neos Therapeutics, Inc	254,212
34,728	*,e	NewLink Genetics Corp	158,360
387,921	*,e	Novavax, Inc	605,157
17,725	*,e	Novelion Therapeutics, Inc	76,040
33,197	*,e	Nymox Pharmaceutical Corp	135,776
37,818	*	Ocular Therapeutix, Inc	237,875
7,813	*,e	Odonate Therapeutics, Inc	164,698
57,408	*,e	Omeros Corp	823,805
4,250	*,e	Oncocyte Corp	9,138
6,239	*,e	Optinose, Inc	133,515
119,432	*,e	Organovo Holdings, Inc	148,096
33,123	*	Otonomy, Inc	124,211
14,346	*,e	Ovid therapeutics, Inc	136,000
149,125	*,e	Pacific Biosciences of California, Inc	384,743
46,185	*	Pacira Pharmaceuticals, Inc	1,528,724
272

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

33,243	*,e	Paratek Pharmaceuticals, Inc	$355,700
187,085	*	PDL BioPharma, Inc	546,288
22,325		Phibro Animal Health Corp	944,348
50,865	*	Pieris Pharmaceuticals, Inc	324,010
67,878	*	Portola Pharmaceuticals, Inc	2,452,432
57,788	*	PRA Health Sciences, Inc	4,748,440
61,955	*	Prestige Brands Holdings, Inc	1,823,955
82,822	*	Progenics Pharmaceuticals, Inc	539,171
14,642	*	Protagonist Therapeutics, Inc	126,507
46,563	*,e	Prothena Corp plc	558,756
46,691	*	PTC Therapeutics, Inc	1,294,741
34,398	*	Puma Biotechnology, Inc	2,192,873
5,740	*,e	Quanterix Corp	97,293
13,796	*	Ra Pharmaceuticals, Inc	83,742
45,660	*,e	Radius Health, Inc	1,378,932
13,156	*,e	Reata Pharmaceuticals, Inc	347,845
15,942	*	Recro Pharma, Inc	193,855
33,786	*	REGENXBIO, Inc	1,261,907
43,715	*	Repligen Corp	1,617,455
7,609	*,e	resTORbio, Inc	68,481
47,706	*	Retrophin, Inc	1,197,421
31,102	*	Revance Therapeutics, Inc	869,301
9,463	*,e	Rhythm Pharmaceuticals, Inc	224,368
170,256	*	Rigel Pharmaceuticals, Inc	614,624
49,961	*	Sage Therapeutics, Inc	7,190,387
99,527	*	Sangamo Biosciences, Inc	1,572,527
72,443	*	Sarepta Therapeutics, Inc	5,531,747
8,518	*	scPharmaceuticals, Inc	84,924
21,154	*,e	Selecta Biosciences, Inc	247,925
23,913	*,e	Seres Therapeutics, Inc	183,413
17,452	*,e	Sienna Biopharmaceuticals, Inc	334,729
10,490	*,e	Solid Biosciences, Inc	150,217
32,263	*,e	Spark Therapeutics, Inc	2,462,312
103,218	*	Spectrum Pharmaceuticals, Inc	1,643,231
6,931	*,e	Spero Therapeutics, Inc	83,934
31,330	*	Stemline Therapeutics, Inc	538,876
34,264	*	Strongbridge Biopharma plc	262,120
56,880	*	Supernus Pharmaceuticals, Inc	2,667,672
17,941	*	Syndax Pharmaceuticals, Inc	187,304
65,434	*	Syneos Health, Inc	2,493,035
309,741	*,e	Synergy Pharmaceuticals, Inc	483,196
20,291	*,e	Syros Pharmaceuticals, Inc	247,550
48,439	*,e	Teligent, Inc	145,317
59,580	*	Tetraphase Pharmaceuticals, Inc	191,848
61,957	*,e	TG Therapeutics, Inc	889,083
195,036	*,e	TherapeuticsMD, Inc	1,072,698
49,901	*,e	Theravance Biopharma, Inc	1,201,117
23,084	*,e	Tocagen, Inc	213,527
63,234	*	Trevena, Inc	117,615
52,886	*	Ultragenyx Pharmaceutical, Inc	2,688,724
51,722	*	Vanda Pharmaceuticals, Inc	721,522
24,961	*,e	VBI Vaccines, Inc	78,128
273

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

27,835	*	Veracyte, Inc	$168,680
37,920	*	Versartis, Inc	56,880
21,201	*,e	Voyager Therapeutics, Inc	385,010
8,113	*,e	vTv Therapeutics, Inc	14,522
13,995	*,e	WaVe Life Sciences Pte Ltd	622,078
24,300	*,e	XBiotech, Inc	116,883
45,194	*	Xencor Inc	1,310,174
156,015	*,e	ZIOPHARM Oncology, Inc	658,383
41,283	*	Zogenix, Inc	1,622,422
13,359	*,e	Zynerba Pharmaceuticals, Inc	137,197
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	234,485,656

REAL ESTATE - 6.4%
96,388		Acadia Realty Trust	2,274,757
34,084		Agree Realty Corp	1,666,026
79,909		Alexander & Baldwin, Inc	1,829,916
2,604		Alexander’s, Inc	1,024,283
12,985	*,e	Altisource Portfolio Solutions S.A.	355,529
49,170		American Assets Trust, Inc	1,650,637
60,826		Americold Realty Trust	1,253,624
53,866		Armada Hoffler Properties, Inc	730,962
93,265		Ashford Hospitality Trust, Inc	641,663
13,541	*	AV Homes, Inc	225,458
28,266		Bluerock Residential Growth REIT, Inc	254,111
33,025		BraeMar Hotels & Resorts, Inc	343,460
89,934		CareTrust REIT, Inc	1,188,028
53,082		CatchMark Timber Trust Inc	692,189
195,933		CBL & Associates Properties, Inc	819,000
114,481		Cedar Realty Trust, Inc	445,331
51,488		Chatham Lodging Trust	980,846
70,739		Chesapeake Lodging Trust	2,089,630
40,664		City Office REIT, Inc	462,756
19,188		Clipper Realty, Inc	157,150
20,026		Community Healthcare Trust, Inc	510,663
4,973		Consolidated-Tomoka Land Co	305,939
13,847		CorEnergy Infrastructure Trust, Inc	533,663
493,897		Cousins Properties, Inc	4,390,744
239,297		DiamondRock Hospitality Co	2,644,232
52,351		Easterly Government Properties, Inc	1,078,954
40,393		EastGroup Properties, Inc	3,626,484
90,104		Education Realty Trust, Inc	2,965,323
39,521		Farmland Partners, Inc	301,150
140,083		First Industrial Realty Trust, Inc	4,357,982
12,331	*,e	Forestar Group, Inc	268,816
74,464		Four Corners Property Trust, Inc	1,687,354
121,443		Franklin Street Properties Corp	944,827
57,995		Front Yard Residential Corp	569,511
8,123	*	FRP Holdings, Inc	467,072
143,921		Geo Group, Inc	3,238,222
36,031		Getty Realty Corp	902,577
34,251		Gladstone Commercial Corp	593,912
20,876		Global Medical REIT, Inc	162,624
82,285	*	Global Net Lease, Inc	1,531,324
274

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

115,873		Government Properties Income Trust	$1,447,254
190,650		Gramercy Property Trust	4,480,275
765		Griffin Land & Nurseries, Inc (Class A)	28,381
61,249		Hannon Armstrong Sustainable Infrastructure Capital, Inc	1,188,843
145,171		Healthcare Realty Trust, Inc	4,040,109
46,537		Hersha Hospitality Trust	873,965
43,164		HFF, Inc (Class A)	1,516,783
96,673		Independence Realty Trust, Inc	908,726
26,961		Industrial Logistics Properties Trust	553,240
140,104		Investors Real Estate Trust	746,754
82,752	*	iStar Financial, Inc	839,105
15,338		Jernigan Capital, Inc	294,490
145,752		Kennedy-Wilson Holdings, Inc	2,762,000
96,240		Kite Realty Group Trust	1,416,653
134,599		LaSalle Hotel Properties	3,980,092
260,842		Lexington Realty Trust	2,097,170
47,656		LTC Properties, Inc	1,722,764
105,234		Mack-Cali Realty Corp	1,806,868
20,306	*	Marcus & Millichap, Inc	693,653
7,422	*	Maui Land & Pineapple Co, Inc	79,044
37,902		MedEquities Realty Trust, Inc	386,221
85,869		Monmouth Real Estate Investment Corp (Class A)	1,342,132
48,261		National Health Investors, Inc	3,294,778
61,083		National Storage Affiliates Trust	1,607,705
98,401		New Senior Investment Group, Inc	848,217
31,652	*	Newmark Group, Inc	477,945
21,017		NexPoint Residential Trust, Inc	563,045
63,599		NorthStar Realty Europe Corp	922,186
17,770		One Liberty Properties, Inc	422,215
82,067		Pebblebrook Hotel Trust	2,871,524
81,428		Pennsylvania REIT	788,223
211,074		Physicians Realty Trust	3,153,446
70,196		Potlatch Corp	3,639,663
47,235		Preferred Apartment Communities, Inc	694,827
23,578		PS Business Parks, Inc	2,718,072
58,879		QTS Realty Trust, Inc	2,083,728
111,073	*	Quality Care Properties, Inc	2,440,274
10,060	*	Rafael Holdings, Inc	82,492
93,091		Ramco-Gershenson Properties	1,112,437
22,017		Re/Max Holdings, Inc	1,192,221
70,546	*,e	Redfin Corp	1,509,684
125,850		Retail Opportunities Investment Corp	2,164,620
91,715		Rexford Industrial Realty, Inc	2,801,893
200,532		RLJ Lodging Trust	4,165,050
8,183		RMR Group, Inc	608,815
52,263		Ryman Hospitality Properties	4,096,374
211,039		Sabra Healthcare REIT, Inc	3,864,124
12,027		Safety Income and Growth, Inc	215,885
13,350		Saul Centers, Inc	638,798
76,681		Select Income REIT	1,453,872
31,523		Seritage Growth Properties	1,121,273
55,078	*	St. Joe Co	950,096
275

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

112,496		STAG Industrial, Inc	$2,764,027
6,939		Stratus Properties, Inc	216,844
121,193		Summit Hotel Properties, Inc	1,754,875
265,916		Sunstone Hotel Investors, Inc	4,148,290
21,672	*	Tejon Ranch Co	527,280
64,902		Terreno Realty Corp	2,411,109
55,419		Tier REIT, Inc	1,053,515
1,971	*	Transcontinental Realty Investors, Inc	86,409
21,521	*	Trinity Place Holdings, Inc	140,963
39,460		UMH Properties, Inc	533,894
14,692		Universal Health Realty Income Trust	880,492
122,660		Urban Edge Properties	2,523,116
35,661		Urstadt Biddle Properties, Inc (Class A)	708,584
216,784		Washington Prime Group, Inc	1,402,592
93,964		Washington REIT	2,698,646
44,533		Whitestone REIT	483,183
127,919		Xenia Hotels & Resorts, Inc	2,633,852
		TOTAL REAL ESTATE	160,842,404

RETAILING - 3.0%
30,262	*	1-800-FLOWERS.COM, Inc (Class A)	384,327
75,069		Aaron’s, Inc	3,135,632
82,372		Abercrombie & Fitch Co (Class A)	2,110,371
188,587		American Eagle Outfitters, Inc	3,899,979
8,685	*	America’s Car-Mart, Inc	462,910
21,555	*	Asbury Automotive Group, Inc	1,445,263
155,630	*	Ascena Retail Group, Inc	345,499
12,598	*	At Home Group, Inc	443,324
44,967	*	Barnes & Noble Education, Inc	323,313
69,711		Barnes & Noble, Inc	386,896
23,495	e	Big 5 Sporting Goods Corp	197,358
50,717	e	Big Lots, Inc	2,152,937
22,696	*	Boot Barn Holdings, Inc	444,161
33,661	e	Buckle, Inc	775,886
16,153	*	Build-A-Bear Workshop, Inc	146,992
49,736		Caleres, Inc	1,627,859
37,761		Camping World Holdings, Inc	1,081,097
28,914	*,e	Carvana Co	757,836
26,637		Cato Corp (Class A)	431,786
153,040		Chico’s FAS, Inc	1,519,687
20,331		Children’s Place Retail Stores, Inc	2,593,219
16,645		Citi Trends, Inc	509,836
24,275	*,e	Conn’s, Inc	619,013
17,500	*	Container Store Group, Inc	109,025
53,559		Core-Mark Holding Co, Inc	1,103,851
16,272	e	Dillard’s, Inc (Class A)	1,213,078
76,344		DSW, Inc (Class A)	1,702,471
11,119	*,e	Duluth Holdings, Inc	192,915
90,450	*	Express Parent LLC	709,128
46,714	e	Finish Line, Inc (Class A)	633,909
63,807	*	Five Below, Inc	4,505,412
43,319	*	Francesca’s Holdings Corp	214,429
42,223	e	Fred’s, Inc (Class A)	101,124
276

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,323	*	FTD Cos, Inc	$130,880
12,089	*,e	Funko, Inc	106,262
10,304	*	Gaia, Inc	156,106
22,493	*	Genesco, Inc	961,576
80,019	*	GNC Holdings, Inc	284,067
23,071		Group 1 Automotive, Inc	1,507,690
397,752	*	Groupon, Inc	1,845,569
70,370		Guess?, Inc	1,638,917
22,326		Haverty Furniture Cos, Inc	405,217
25,080	*,e	Hibbett Sports, Inc	682,176
46,025	*	Hudson Ltd	682,551
28,393	*	J. Jill, Inc	145,088
374,102	*,e	JC Penney Co, Inc	1,088,637
15,584	*	Kirkland’s, Inc	165,035
15,574	*,e	Lands’ End, Inc	301,357
86,067	*	Liberty TripAdvisor Holdings, Inc	791,816
27,737		Lithia Motors, Inc (Class A)	2,658,869
32,773	*,e	Lumber Liquidators, Inc	788,846
26,171	*	MarineMax, Inc	565,294
36,871	e	Monro Muffler, Inc	2,062,932
36,326	*	National Vision Holdings, Inc	1,208,929
35,275		Nutri/System, Inc	1,022,975
615,049		Office Depot, Inc	1,408,462
55,327	*	Ollie’s Bargain Outlet Holdings, Inc	3,441,339
19,736	*	Overstock.com, Inc	751,942
40,446	*,e	Party City Holdco, Inc	637,025
22,772	e	PetMed Express, Inc	761,951
95,358		Pier 1 Imports, Inc	212,648
50,233	e	Rent-A-Center, Inc	507,856
24,140	*,e	RH	2,304,163
11,940	*,e	Sears Holdings Corp	35,701
12,980		Shoe Carnival, Inc	316,323
38,537	*	Shutterfly, Inc	3,118,414
47,215	*	Sleep Number Corp	1,338,073
28,923		Sonic Automotive, Inc (Class A)	572,675
42,393	*,e	Sportsman’s Warehouse Holdings, Inc	211,541
58,085		Tailored Brands, Inc	1,832,582
53,810		Tile Shop Holdings, Inc	368,599
15,021		Tilly’s, Inc	168,385
25,077	*,e	Vitamin Shoppe, Inc	124,131
2,826		Winmark Corp	368,228
20,701	*	Zumiez, Inc	484,403
		TOTAL RETAILING	74,445,753

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
23,504	*,e	Acacia Communications, Inc	661,638
47,302	*	Advanced Energy Industries, Inc	2,816,834
22,516	*	Alpha & Omega Semiconductor Ltd	341,343
39,103	*,e	Ambarella, Inc	1,821,809
119,353	*	Amkor Technology, Inc	988,243
7,913	*,e	Aquantia Corp	93,452
35,689	*	Axcelis Technologies, Inc	785,158
277

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

43,728	*	AXT, Inc	$255,809
82,688		Brooks Automation, Inc	2,057,277
29,608		Cabot Microelectronics Corp	3,003,732
26,279	*	Ceva, Inc	856,695
16	*,†,m	China Energy Savings Technology, Inc	0
74,789	*	Cirrus Logic, Inc	2,727,555
32,236		Cohu, Inc	689,850
115,002	*	Cree, Inc	4,291,875
8,089	*,e	CyberOptics Corp	123,357
45,415	*	Diodes, Inc	1,296,598
24,935	*	DSP Group, Inc	297,973
167,590		Entegris, Inc	5,396,398
86,955	*	Formfactor, Inc	997,809
16,802	*	GSI Technology, Inc	123,159
24,341	*,e	Ichor Holdings Ltd	537,936
21,033	*,e	Impinj, Inc	258,496
49,303	*,e	Inphi Corp	1,409,080
157,696	*	Integrated Device Technology, Inc	4,388,680
71,986	*,e	Kopin Corp	238,274
143,679	*	Lattice Semiconductor Corp	778,740
47,131	*,e	MA-COM Technology Solutions	783,317
73,757	*	MaxLinear, Inc	1,646,994
63,609		MKS Instruments, Inc	6,513,561
47,210		Monolithic Power Systems, Inc	5,528,291
28,616	*	Nanometrics, Inc	710,249
37,246	*,e	NeoPhotonics Corp Ltd	191,444
5,629		NVE Corp	476,044
32,711	*	PDF Solutions, Inc	364,728
77,509	*	Photronics, Inc	592,944
33,408	*	Pixelworks, Inc	142,986
34,415		Power Integrations, Inc	2,333,337
128,406	*	Rambus, Inc	1,733,481
36,617	*	Rudolph Technologies, Inc	928,241
77,070	*	Semtech Corp	3,028,851
45,361	*	Sigma Designs, Inc	285,774
49,478	*	Silicon Laboratories, Inc	4,596,506
12,747	*	SMART Global Holdings, Inc	499,045
70,189	*,e	SunPower Corp	598,712
43,707	*	Ultra Clean Holdings	765,310
54,978	*	Veeco Instruments, Inc	849,410
68,337	*	Xcerra Corp	825,511
57,378		Xperi Corp	1,262,316
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	71,894,822

SOFTWARE & SERVICES - 9.6%
56,980	*	2U, Inc	4,586,320
105,415	*	8x8, Inc	2,134,654
57,657	*	A10 Networks, Inc	351,708
138,539	*	ACI Worldwide, Inc	3,221,032
91,978	*	Acxiom Corp	2,389,588
23,742	*	Alarm.com Holdings, Inc	958,702
29,174	*,e	Alteryx, Inc	911,687
23,669	*	Amber Road, Inc	219,175
278

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

31,219	*	American Software, Inc (Class A)	$398,354
10,947	*	Appfolio, Inc	524,909
28,913	*	Apptio, Inc	853,223
86,128	*	Aspen Technology, Inc	7,557,732
18,656	*,e	Benefitfocus, Inc	563,411
56,268		Blackbaud, Inc	5,905,889
65,210	*	Blackhawk Network Holdings, Inc	2,927,929
34,756	*	Blackline, Inc	1,438,898
54,155	*	Blucora, Inc	1,408,030
46,639	*	Bottomline Technologies, Inc	1,843,173
96,044	*	Box, Inc	2,195,566
39,647	*	Brightcove, Inc	382,594
29,014	*	CACI International, Inc (Class A)	4,382,565
28,970	*	Carbonite, Inc	900,967
6,307	*,e	Cardlytics, Inc	88,424
53,575	*	Cardtronics plc	1,406,344
16,291	*	Care.com, Inc	254,140
86,573	*,e	Cars.com, Inc	2,465,599
14,161		Cass Information Systems, Inc	856,457
29,774	*	ChannelAdvisor Corp	395,994
115,940	*	Cloudera, Inc	1,652,145
34,059	*	CommerceHub, Inc	772,118
16,052	*	CommerceHub, Inc (Series A)	363,899
45,943	*	Commvault Systems, Inc	3,213,713
109,215		Convergys Corp	2,551,262
62,838	*	Cornerstone OnDemand, Inc	2,773,041
38,303	*	Coupa Software, Inc	1,776,110
39,065		CSG Systems International, Inc	1,671,591
64,185	*	DHI Group, Inc	89,859
11,709	*,e	Digimarc Corp	337,805
28,146	e	Ebix, Inc	2,181,315
40,030	*	Ellie Mae, Inc	3,877,706
68,116	*	Endurance International Group Holdings, Inc	500,653
51,581	*	Envestnet, Inc	2,800,848
58,818	*	EPAM Systems, Inc	6,725,838
143,514	*	Etsy, Inc	4,296,809
19,876	*	Everbridge, Inc	742,369
74,741	*	Everi Holdings, Inc	479,090
70,788		EVERTEC, Inc	1,291,881
39,444	*	ExlService Holdings, Inc	2,280,258
35,184	*	Fair Isaac Corp	6,093,165
63,334	*	Five9, Inc	1,860,120
6,129	*	ForeScout Technologies, Inc	196,067
121,503	*	Glu Mobile, Inc	532,183
66,405	*,e	Gogo, Inc	625,535
101,749	*,e	GrubHub, Inc	10,290,894
36,086	*	GTT Communications, Inc	1,733,932
28,047		Hackett Group, Inc	454,642
60,611	*	Hortonworks, Inc	1,026,144
40,959	*	HubSpot, Inc	4,337,558
40,919	*	Imperva, Inc	1,831,125
40,842	*	Information Services Group, Inc	177,254
279

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

4,713	*,e	Inspired Entertainment, Inc	$23,565
26,765	*	Instructure, Inc	1,085,321
23,451	*	Internap Corp	276,956
54,947		j2 Global, Inc	4,361,693
13,798	*	Leaf Group Ltd	101,415
106,000	*	Limelight Networks, Inc	546,960
30,035	*	Liquidity Services, Inc	193,726
64,265	*	Liveperson, Inc	1,079,652
6,072	*	Majesco	30,724
29,935		Mantech International Corp (Class A)	1,768,859
75,966		MAXIMUS, Inc	5,137,581
77,886	*	Meet Group, Inc	185,369
11,162	*	MicroStrategy, Inc (Class A)	1,422,709
51,785	*	MINDBODY, Inc	2,053,275
37,219	*	Mitek Systems, Inc	288,447
79,468	*	MobileIron, Inc	369,526
27,941	*	Model N, Inc	479,188
37,395	*	MoneyGram International, Inc	326,832
48,837		Monotype Imaging Holdings, Inc	1,081,740
28,253	*	MuleSoft, Inc	1,259,519
35,630	*	New Relic, Inc	2,490,181
76,241		NIC, Inc	1,132,179
130,373	*	Nutanix, Inc	6,595,570
22,357	*	Okta, Inc	957,103
15,163	*,e	Park City Group, Inc	119,788
58,226	*,e	Paycom Software, Inc	6,649,991
31,934	*	Paylocity Holding Corp	1,744,554
43,785		Pegasystems, Inc	2,673,074
40,293	*	Perficient, Inc	996,446
36,462	*	Presidio, Inc	558,598
55,050		Progress Software Corp	2,032,996
51,541	*	Proofpoint, Inc	6,078,746
30,870	*	PROS Holdings, Inc	911,282
38,272	*	Q2 Holdings, Inc	1,884,896
11,558		QAD, Inc (Class A)	518,954
38,422	*	Qualys, Inc	2,956,573
42,514	*	QuinStreet, Inc	477,857
91,398	*	Quotient Technology, Inc	1,224,733
31,879	*	Rapid7, Inc	900,263
28,670	*	RealNetworks, Inc	102,352
69,610	*	RealPage, Inc	3,724,135
11,469		Reis, Inc	240,849
77,235	*	RingCentral, Inc	5,178,607
20,079	*	Rosetta Stone, Inc	279,299
52,077	*	Rubicon Project, Inc	113,528
23,354	*	SailPoint Technologies Holding, Inc	562,598
50,451		Science Applications International Corp	4,328,191
9,490	*	SecureWorks Corp	103,631
9,517	*	SendGrid, Inc	274,661
89,088	*	ServiceSource International LLC	337,644
21,669	*	Shutterstock, Inc	913,132
19,702	*	SPS Commerce, Inc	1,350,966
19,199	*	Stamps.com, Inc	4,372,572
280

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

11,835	*	StarTek, Inc	$104,621
46,653	*	Sykes Enterprises, Inc	1,341,740
50,703	*	Synchronoss Technologies, Inc	567,874
38,748		Syntel, Inc	1,119,042
23,000	*	TechTarget, Inc	479,550
37,092	*	TeleNav, Inc	191,024
15,765	*,e	Tintri, Inc	17,814
140,467		TiVo Corp	1,987,608
29,588	*,e	Trade Desk, Inc	1,514,018
145,889		Travelport Worldwide Ltd	2,500,537
80,632	*	TrueCar, Inc	798,257
16,307		TTEC Holdings, Inc	521,824
10,557	*,e	Tucows, Inc	667,730
73,250	*	Twilio, Inc	3,091,882
60,166	*,e	Unisys Corp	673,859
11,091	*	Upland Software, Inc	301,342
23,478	*	Varonis Systems, Inc	1,534,287
35,507	*	Vasco Data Security International	550,359
74,375	*	Verint Systems, Inc	3,131,188
2,969	*,e	Veritone, Inc	61,488
59,824	*,e	VirnetX Holding Corp	131,613
33,071	*	Virtusa Corp	1,592,038
44,808	*	Website Pros, Inc	833,429
32,163	*	Workiva, Inc	723,668
29,069	*	XO Group, Inc	630,216
95,461	*	Yelp, Inc	4,281,426
27,024	*,e	Yext, Inc	360,500
118,236	*	Zendesk, Inc	5,764,005
63,373	*	Zix Corp	320,034
		TOTAL SOFTWARE & SERVICES	241,711,972

TECHNOLOGY HARDWARE & EQUIPMENT - 4.6%
132,682	*,e	3D Systems Corp	1,332,127
55,836		ADTRAN, Inc	817,997
36,710	*	Aerohive Networks, Inc	149,410
17,472	*	Agilysys, Inc	205,820
10,178	*,e	Akoustis Technologies, Inc	51,602
34,713	*	Anixter International, Inc	2,044,596
24,247	*,e	Applied Optoelectronics, Inc	774,934
39,275	*	Avid Technology, Inc	175,952
54,741		AVX Corp	807,977
34,469		Badger Meter, Inc	1,463,209
11,452		Bel Fuse, Inc (Class B)	221,596
49,484		Belden CDT, Inc	3,048,214
58,634		Benchmark Electronics, Inc	1,542,074
41,188	*	CalAmp Corp	813,463
50,447	*	Calix, Inc	335,473
8,057	*,e	Casa Systems, Inc	188,453
168,548	*	Ciena Corp	4,340,111
13,438	*,e	Clearfield, Inc	163,944
26,492		Comtech Telecommunications Corp	810,390
32,085	*	Control4 Corp	668,651
281

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

4,684	*,e	CPI Card Group, Inc	$12,038
47,272	*	Cray, Inc	1,127,437
37,527		CTS Corp	1,123,934
42,437		Daktronics, Inc	382,357
87,843	e	Diebold, Inc	1,348,390
31,119	*	Digi International, Inc	357,868
20,630	*	Eastman Kodak Co	102,118
37,138	*	Electro Scientific Industries, Inc	668,484
53,816	*	Electronics for Imaging, Inc	1,490,703
31,557		EMCORE Corp	142,006
15,367	*	ePlus, Inc	1,227,055
133,773	*	Extreme Networks, Inc	1,431,371
42,601	*	Fabrinet	1,201,774
19,613	*	FARO Technologies, Inc	990,456
134,613	*,e	Finisar Corp	2,097,271
237,672	*,e	Fitbit, Inc	1,319,080
92,145	*	Harmonic, Inc	336,329
70,322	*	II-VI, Inc	2,679,268
34,800	*,e	Immersion Corp	383,148
176,688	*	Infinera Corp	2,070,783
41,742	*	Insight Enterprises, Inc	1,479,754
41,204		InterDigital, Inc	3,067,638
22,899	*	Intevac, Inc	149,988
27,499	*,e	Iteris, Inc	139,420
40,452	*	Itron, Inc	2,645,561
67,744	*	Kemet Corp	1,166,552
31,224	*	Kimball Electronics, Inc	494,900
103,186	*	Knowles Corp	1,320,781
19,212	*	KVH Industries, Inc	203,647
28,453		Littelfuse, Inc	5,318,435
73,327	*,e	Lumentum Holdings, Inc	3,699,347
42,187	*,e	Maxwell Technologies, Inc	216,419
3,745	e	Mesa Laboratories, Inc	630,321
41,939		Methode Electronics, Inc	1,673,366
80,535	*,e	Microvision, Inc	103,085
21,077	e	MTS Systems Corp	1,070,712
13,881	*	Napco Security Technologies, Inc	148,527
37,249	*	Netgear, Inc	2,059,870
99,675	*	Netscout Systems, Inc	2,706,176
38,427	*	Novanta, Inc	2,259,508
202,214	*	Oclaro, Inc	1,601,535
20,403	*	OSI Systems, Inc	1,306,200
22,205		Park Electrochemical Corp	378,151
13,833		PC Connection, Inc	369,203
11,799	*	PC Mall, Inc	152,797
38,204		Plantronics, Inc	2,488,991
39,933	*	Plexus Corp	2,189,926
116,839	*	Pure Storage, Inc	2,363,653
30,292	*	Quantenna Communications, Inc	383,800
32,926	*	Quantum Corp	129,070
42,747	*	Radisys Corp	32,659
55,463	*	Ribbon Communications, Inc	322,795
21,543	*	Rogers Corp	2,298,638
282

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

82,246	*	Sanmina Corp	$2,426,257
30,341	*	Scansource, Inc	1,040,696
58,473	*,e	Stratasys Ltd	1,120,927
45,701	*	Super Micro Computer, Inc	808,908
40,501	*	Synaptics, Inc	1,762,603
34,376		SYNNEX Corp	3,443,444
13,420		Systemax, Inc	421,791
41,007	*	Tech Data Corp	3,126,784
108,540	*	TTM Technologies, Inc	1,513,048
26,858	*,e	Ubiquiti Networks, Inc	1,913,901
55,917	*	USA Technologies, Inc	489,274
129,456	*	VeriFone Systems, Inc	2,978,783
63,956	*,e	Viasat, Inc	4,091,905
266,046	*	Viavi Solutions, Inc	2,514,135
156,150		Vishay Intertechnology, Inc	2,756,047
11,982	*	Vishay Precision Group, Inc	339,091
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	115,766,882

TELECOMMUNICATION SERVICES - 0.6%
12,323		ATN International, Inc	653,119
44,722	*	Boingo Wireless, Inc	1,049,178
49,186	*	Cincinnati Bell, Inc	745,168
49,966		Cogent Communications Group, Inc	2,355,897
77,469	e	Consolidated Communications Holdings, Inc	875,400
93,522	e	Frontier Communications Corp	776,233
645,680	*,e	Globalstar, Inc	394,898
6,993	*	Hawaiian Telcom Holdco, Inc	190,489
20,120		IDT Corp (Class B)	109,050
42,619	*,e	Intelsat S.A.	416,388
97,660	*,e	Iridium Communications, Inc	1,162,154
19,812	*	Ooma, Inc	210,998
84,672	*	Orbcomm, Inc	763,741
10,970	*	pdvWireless, Inc	319,227
55,827		Shenandoah Telecom Co	2,107,469
24,468		Spok Holdings, Inc	364,573
247,461	*	Vonage Holdings Corp	2,766,614
223,649	e	Windstream Holdings, Inc	346,656
		TOTAL TELECOMMUNICATION SERVICES	15,607,252

TRANSPORTATION - 1.6%
69,081	*	Air Transport Services Group, Inc	1,398,199
14,809		Allegiant Travel Co	2,373,142
30,376		Arkansas Best Corp	975,070
28,100	*	Atlas Air Worldwide Holdings, Inc	1,781,540
86,375	*	Avis Budget Group, Inc	4,267,789
58,957		Costamare, Inc	400,318
13,793	*	Covenant Transportation Group, Inc	382,756
39,493	*	Daseke, Inc	327,002
57,985	*	Eagle Bulk Shipping, Inc	293,404
31,476	*	Echo Global Logistics, Inc	859,295
35,723		Forward Air Corp	1,928,685
283

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,743	*	Genco Shipping & Trading Ltd	$139,888
60,540		Hawaiian Holdings, Inc	2,494,248
59,111		Heartland Express, Inc	1,053,949
64,235	*,e	Hertz Global Holdings, Inc	1,406,746
37,926	*	Hub Group, Inc (Class A)	1,666,848
148,142		Knight-Swift Transportation Holdings, Inc	5,779,019
46,156		Marten Transport Ltd	900,042
51,064		Matson, Inc	1,492,601
28,646	*,e	Navios Maritime Holdings, Inc	21,722
10,288		Park-Ohio Holdings Corp	389,915
44,145	*	Radiant Logistics, Inc	155,832
6,927	*	Roadrunner Transportation Services Holdings, Inc	14,893
55,051	*	Safe Bulkers, Inc	160,749
29,727	*	Saia, Inc	1,963,468
48,021	e	Schneider National, Inc	1,281,200
75,069		Scorpio Bulkers, Inc	574,278
60,490		Skywest, Inc	3,441,881
9,781		Universal Truckload Services, Inc	214,693
55,269		Werner Enterprises, Inc	1,895,727
38,036	*	YRC Worldwide, Inc	316,460
		TOTAL TRANSPORTATION	40,351,359

UTILITIES - 3.3%
60,467		Allete, Inc	4,620,283
42,195		American States Water Co	2,351,105
13,565	*,e	AquaVenture Holdings Ltd	198,863
9,200		Artesian Resources Corp	352,360
139,113	*,e	Atlantic Power Corp	306,049
76,207		Avista Corp	3,952,095
63,467		Black Hills Corp	3,597,310
24,453	*,e	Cadiz, Inc	328,893
55,753		California Water Service Group	2,160,429
18,487		Chesapeake Utilities Corp	1,405,012
14,378		Connecticut Water Service, Inc	977,704
16,592		Consolidated Water Co, Inc	234,777
48,187		El Paso Electric Co	2,459,946
16,769		Genie Energy Ltd	69,759
11,990		Global Water Resources, Inc	110,548
59,747		Idacorp, Inc	5,556,471
41,884		MGE Energy, Inc	2,431,366
18,794		Middlesex Water Co	782,958
102,115		New Jersey Resources Corp	4,222,455
34,555		Northwest Natural Gas Co	2,118,221
58,757		NorthWestern Corp	3,228,110
40,697		NRG Yield, Inc (Class A)	716,674
79,574		NRG Yield, Inc (Class C)	1,416,417
62,262		ONE Gas, Inc	4,340,907
47,640		Ormat Technologies, Inc	2,758,356
47,579		Otter Tail Corp	2,086,339
94,785	e	Pattern Energy Group, Inc	1,723,191
94,727		PNM Resources, Inc	3,755,926
106,477		Portland General Electric Co	4,523,143
19,960	*	Pure Cycle Corp	178,642
284

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

7,883		RGC Resources, Inc	$204,170
19,005		SJW Corp	1,148,852
95,245	e	South Jersey Industries, Inc	2,943,070
55,203		Southwest Gas Corp	4,029,267
13,545	e	Spark Energy, Inc	168,635
55,924		Spire, Inc	4,034,917
52,651		TerraForm Power, Inc	587,059
17,965		Unitil Corp	872,919
31,050	*,e	Vivint Solar, Inc	122,648
60,657		WGL Holdings, Inc	5,161,911
14,841		York Water Co	477,880
		TOTAL UTILITIES	82,715,637

		TOTAL COMMON STOCKS	2,493,309,609
		(Cost $1,760,294,369)

RIGHTS / WARRANTS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
1,297	m	Emergent Capital, Inc	0
		TOTAL DIVERSIFIED FINANCIALS	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
8,325	†,m	Forest Laboratories, Inc CVR	7,909
5,149	†,m	Omthera Pharmaceuticals, Inc CVR	3,089
9,351	m	Tobira Therapeutics, Inc	561
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	11,559

SOFTWARE & SERVICES - 0.0%
17,421	†,m	Gerber Scientific, Inc	0
		TOTAL SOFTWARE & SERVICES	0

		TOTAL RIGHTS / WARRANTS	11,559
		(Cost $997)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 10.3%

GOVERNMENT AGENCY DEBT - 0.7%
$17,800,000		Federal Home Loan Bank (FHLB)	1.580%	05/01/18	17,800,000
		TOTAL GOVERNMENT AGENCY DEBT			17,800,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 9.6%
241,541,341	c	State Street Navigator Securities Lending Government Money Market Portfolio			241,541,341
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			241,541,341

		TOTAL SHORT-TERM INVESTMENTS			259,341,341
		(Cost $259,341,341)
285

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

VALUE

TOTAL INVESTMENTS - 109.5%	$2,752,662,509
(Cost $2,019,636,707)
OTHER ASSETS & LIABILITIES, NET - (9.5)%	(239,923,932)
NET ASSETS - 100.0%	$2,512,738,577

Abbreviation(s):
CVR Contingent Value Right
REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $232,262,501.
m	Indicates a security that has been deemed illiquid.

Futures contracts outstanding as of April 30, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	227	6/15/18	$ 17,883,832	$ 17,522,130	$(361,702)
286

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.0%

BRAZIL - 7.1%
2,325,351		AMBEV S.A.	$15,485,967
194,400	*	Atacadao Distribuicao Comercio e Industria Ltd	837,931
1,009,574		B3 S.A.-Brasil Bolsa Balcao	7,291,112
475,693		Banco Bradesco S.A.	4,331,642
1,647,842	*	Banco Bradesco S.A. (Preference)	16,261,103
407,386		Banco do Brasil S.A.	4,267,831
1,589,086		Banco Itau Holding Financeira S.A.	23,138,638
187,539		Banco Santander Brasil S.A.	2,040,166
329,900		BB Seguridade Participacoes S.A.	2,587,820
400,537		BR Malls Participacoes S.A.	1,248,534
76,715		Braskem S.A.	999,669
213,556	*	BRF S.A.	1,511,815
95,700	*	Centrais Eletricas Brasileiras S.A.	520,952
101,592		Centrais Eletricas Brasileiras S.A. (Preference)	661,195
74,557		Cia Brasileira de Distribuicao Grupo Pao de Acucar	1,675,575
578,756		Cia de Concessoes Rodoviarias	1,975,885
162,700		Cia de Saneamento Basico do Estado de Sao Paulo	1,632,945
409,291		Cia Energetica de Minas Gerais	988,411
301,230	*	Cia Siderurgica Nacional S.A.	754,967
605,038		Cielo S.A.	3,316,034
124,736		Cosan SA Industria e Comercio	1,416,419
157,362		EDP - Energias do Brasil S.A.	623,932
338,179		Empresa Brasileira de Aeronautica S.A.	2,137,270
72,700		Engie Brasil Energia S.A.	767,633
98,700		Equatorial Energia S.A.	2,004,597
120,163		Fibria Celulose S.A.	2,360,247
487,875		Gerdau S.A. (Preference)	2,318,771
163,482		Hypermarcas S.A.	1,469,994
1,940,498		Investimentos Itau S.A. - PR	7,538,872
394,064		JBS S.A.	984,260
277,520		Klabin S.A.	1,681,819
680,396		Kroton Educacional S.A.	2,721,040
235,535		Localiza Rent A Car	1,875,163
364,785		Lojas Americanas S.A.(Preference)	2,077,375
335,495		Lojas Renner S.A.	3,123,000
47,800		M Dias Branco S.A.	600,365
38,969		Multiplan Empreendimentos Imobiliarios S.A.	739,957
80,892		Natura Cosmeticos S.A.	743,758
110,453		Odontoprev S.A.	473,883
1,533,572	*	Petroleo Brasileiro S.A.	10,782,107
2,003,746	*	Petroleo Brasileiro S.A. (Preference)	13,138,287
52,281		Porto Seguro S.A.	674,555
110,800		Qualicorp S.A.	770,147
106,000		Raia Drogasil S.A.	2,081,149
287

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

519,000	*	Rumo S.A.	$2,200,031
96,636		Sul America SA	596,389
207,300		Suzano Papel e Celulose S.A.	2,429,704
210,721		Telefonica Brasil S.A.	2,955,820
397,366		Tim Participacoes S.A.	1,809,200
97,400		Transmissora Alianca de Energia Eletrica S.A.	591,929
202,880		Ultrapar Participacoes S.A.	3,500,827
1,555,905		Vale S.A.	21,616,207
344,552		Weg S.A.	1,748,725
		TOTAL BRAZIL	192,081,624

CHILE - 1.2%
1,256,501		AES Gener S.A.	351,143
1,207,642		Aguas Andinas S.A.	802,581
11,475,794		Banco de Chile	1,895,108
20,480		Banco de Credito e Inversiones	1,546,985
30,839,552		Banco Santander Chile S.A.	2,560,242
690,048		Centros Comerciales Sudamericanos S.A.	2,049,691
69,233		Cia Cervecerias Unidas S.A.	958,218
4,042,610		Colbun S.A.	1,005,907
69,948,097		Corpbanca S.A.	715,036
129,631		Embotelladora Andina S.A.	645,063
72,288		Empresa Nacional de Telecomunicaciones S.A.	853,464
566,452		Empresas CMPC S.A.	2,310,100
224,005		Empresas COPEC S.A.	3,656,845
14,717,920		Enersis Chile S.A.	1,832,541
13,513,556		Enersis S.A.	3,086,685
141,931		Lan Airlines S.A.	2,173,423
375,676		SACI Falabella	3,634,907
45,638		Sociedad Quimica y Minera de Chile S.A. (Class B)	2,496,946
		TOTAL CHILE	32,574,885

CHINA - 28.8%
481,500	*,g	3SBio, Inc	1,034,583
43,687	*	58.COM, Inc (ADR)	3,817,807
365,000		AAC Technologies Holdings, Inc	5,238,760
764,000		Agile Property Holdings Ltd	1,507,061
13,552,000		Agricultural Bank of China	7,640,778
914,000		Air China Ltd	1,204,923
564,902	*	Alibaba Group Holding Ltd (ADR)	100,857,603
1,752,000	*	Alibaba Health Information Technology Ltd	881,035
2,164,000	*,e	Aluminum Corp of China Ltd	1,222,199
645,500		Anhui Conch Cement Co Ltd	4,028,873
538,000		Anta Sports Products Ltd	3,069,932
24,500		Autohome, Inc (ADR)	2,389,975
1,607,000		AviChina Industry & Technology Co	1,013,217
135,245	*	Baidu, Inc (ADR)	33,932,970
39,898,000		Bank of China Ltd	21,657,874
4,513,500		Bank of Communications Co Ltd	3,693,327
928,000		Beijing Capital International Airport Co Ltd	1,263,911
238,000		Beijing Enterprises Holdings Ltd	1,188,784
2,908,000	e	Beijing Enterprises Water Group Ltd	1,688,333
1,490,000		Brilliance China Automotive Holdings Ltd	2,652,968
288

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

325,000	e	Byd Co Ltd	$2,272,097
354,500		BYD Electronic International Co Ltd	540,544
6,280,000	g	CGN Power Co Ltd	1,712,582
4,828,000		China Cinda Asset Management Co Ltd	1,723,147
4,674,600		China Citic Bank	3,341,629
2,409,000		China Communications Construction Co Ltd	2,775,600
1,184,400		China Communications Services Corp Ltd	743,589
809,500		China Conch Venture Holdings Ltd	2,513,138
41,474,350		China Construction Bank	43,450,956
1,644,000		China Everbright Bank Co Ltd	821,571
1,239,000		China Everbright International Ltd	1,737,889
460,000		China Everbright Ltd	1,012,260
1,614,000	*,e	China Evergrande Group	5,112,463
1,983,500		China Galaxy Securities Co Ltd	1,302,832
5,061,000	g	China Huarong Asset Management Co Ltd	1,743,049
2,230,000	*,†,e,m	China Huishan Dairy Holdings Co Ltd	2,841
769,424		China Insurance International Holdings Co Ltd	2,573,086
3,812,000		China Life Insurance Co Ltd	10,810,671
1,802,000		China Longyuan Power Group Corp	1,769,961
683,000		China Medical System Holdings Ltd	1,672,514
1,362,000		China Mengniu Dairy Co Ltd	4,390,802
1,980,500		China Merchants Bank Co Ltd	8,635,769
676,274		China Merchants Holdings International Co Ltd	1,511,043
2,992,300		China Minsheng Banking Corp Ltd	2,800,194
3,064,500		China Mobile Hong Kong Ltd	29,193,927
2,028,000	e	China Molybdenum Co Ltd	1,523,977
1,888,000		China National Building Material Co Ltd	2,205,739
1,106,000		China Oilfield Services Ltd	1,103,451
1,926,000		China Overseas Land & Investment Ltd	6,453,316
1,351,600		China Pacific Insurance Group Co Ltd	5,964,175
1,121,500		China Railway Construction Corp	1,328,112
2,365,000		China Railway Group Ltd	1,895,611
816,677		China Resources Beer Holdings Company Ltd	3,517,369
484,000		China Resources Gas Group Ltd	1,779,960
1,389,555		China Resources Land Ltd	5,218,786
905,000	g	China Resources Pharmaceutical Group Ltd	1,251,125
1,041,372		China Resources Power Holdings Co	1,997,468
1,885,000		China Shenhua Energy Co Ltd	4,623,637
950,000		China Southern Airlines Co Ltd	1,022,922
1,060,000		China State Construction International Holdings Ltd	1,378,586
7,616,000		China Telecom Corp Ltd	3,691,718
3,118,000	*	China Unicom Ltd	4,409,004
622,900		China Vanke Co Ltd	2,574,352
1,211,000		Chongqing Rural Commercial Bank	926,383
1,612,000		CIFI Holdings Group Co Ltd	1,269,365
2,829,000		Citic Pacific Ltd	4,314,225
1,253,500		CITIC Securities Co Ltd	3,055,694
9,126,000		CNOOC Ltd	15,438,572
919,510		COSCO Pacific Ltd	808,686
2,651,675		Country Garden Holdings Co Ltd	5,406,935
2,510,050		CRRC Corp Ltd	2,218,582
2,300,000		CSPC Pharmaceutical Group Ltd	5,858,234
196,104	*	Ctrip.com International Ltd (ADR)	8,020,654
289

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,370,000		Dongfeng Motor Group Co Ltd	$1,514,993
384,000		ENN Energy Holdings Ltd	3,590,985
923,000		Far East Horizon Ltd	915,881
1,213,952		Fosun International	2,579,641
2,454,000		Franshion Properties China Ltd	1,389,150
241,600	g	Fuyao Glass Industry Group Co Ltd	830,397
2,436,000		Geely Automobile Holdings Ltd	6,406,752
880,000		GF Securities Co Ltd	1,549,323
6,762,668	e	GOME Electrical Appliances Holdings Ltd	727,437
1,636,500	e	Great Wall Motor Co Ltd	1,697,378
1,546,000		Guangdong Investments Ltd	2,392,948
1,050,000		Guangzhou Automobile Group Co Ltd	1,923,301
491,200		Guangzhou R&F Properties Co Ltd	1,167,876
333,000		Haitian International Holdings Ltd	886,214
1,879,200		Haitong Securities Co Ltd	2,565,876
376,500		Hengan International Group Co Ltd	3,348,342
2,466,000		Huaneng Power International, Inc	1,629,779
2,724,000		Huaneng Renewables Corp Ltd	1,209,735
937,400	g	Huatai Securities Co Ltd	1,898,785
36,635,000		Industrial & Commercial Bank of China	32,161,172
324,832	*	JD.com, Inc (ADR)	11,859,616
746,000		Jiangsu Express	1,022,858
674,000		Jiangxi Copper Co Ltd	958,224
389,000		Kingsoft Corp Ltd	1,155,086
3,662,000		Lenovo Group Ltd	1,738,630
722,000		Longfor Properties Co Ltd	2,159,309
655,500	*,e,g	Meitu, Inc	691,270
53,300	*	Momo, Inc (ADR)	1,860,170
39,083		Netease.com (ADR)	10,047,067
439,500		New China Life insurance Co Ltd	2,049,125
67,044		New Oriental Education & Technology Group (ADR)	6,023,233
3,546,000		People’s Insurance Co Group of China Ltd	1,669,404
2,345,055		PICC Property & Casualty Co Ltd	4,198,044
2,573,500		Ping An Insurance Group Co of China Ltd	25,146,697
1,402,300	*,e	Semiconductor Manufacturing International Corp	1,803,488
1,232,000		Shandong Weigao Group Medical Polymer Co Ltd	757,111
1,978,000	*,e	Shanghai Electric Group Co Ltd	718,141
231,000		Shanghai Fosun Pharmaceutical Group Co Ltd	1,253,022
237,000		Shanghai Industrial Holdings Ltd	621,483
575,699		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	823,426
496,300		Shanghai Pharmaceuticals Holding Co Ltd	1,354,736
377,000		Shenzhou International Group Holdings Ltd	4,115,421
565,000		Shimao Property Holdings Ltd	1,494,461
1,689,000		Sihuan Pharmaceutical Holdings	408,211
26,830	*	Sina Corp	2,563,338
1,403,971		Sino-Ocean Land Holdings Ltd	974,863
1,900,000		Sinopec Shanghai Petrochemical Co Ltd	1,261,617
613,600		Sinopharm Group Co	2,587,727
1,016,000		Soho China Ltd	521,702
1,181,000		Sunac China Holdings Ltd	5,016,565
353,500		Sunny Optical Technology Group Co Ltd	5,768,281
157,600		TAL Education Group (ADR)	5,739,792
2,794,500		Tencent Holdings Ltd	137,385,676
290

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

934,000		Tingyi Cayman Islands Holding Corp	$1,770,740
469,000		Travelsky Technology Ltd	1,369,962
200,000		Tsingtao Brewery Co Ltd	1,035,478
199,524	*	Vipshop Holdings Ltd (ADR)	3,088,631
2,558,000		Want Want China Holdings Ltd	2,260,428
22,467	*	Weibo Corp (ADR)	2,572,921
987,800		Weichai Power Co Ltd	1,143,524
1,198,000		Yanzhou Coal Mining Co Ltd	1,499,082
191,434		Yum China Holdings, Inc	8,185,718
20,404	*	YY, Inc (ADR)	1,966,742
842,000		Zhejiang Expressway Co Ltd	864,666
288,300		Zhuzhou CSR Times Electric Co Ltd	1,528,530
3,738,000		Zijin Mining Group Co Ltd	1,695,551
359,864	*,†,e,m	ZTE Corp	865,529
		TOTAL CHINA	779,386,966

COLOMBIA - 0.5%
101,477		BanColombia S.A.	1,199,391
211,484		BanColombia S.A. (Preference)	2,507,131
198,544		Cementos Argos S.A.	701,877
3,055,707		Ecopetrol S.A.	3,372,319
132,186		Grupo Argos S.A.	941,175
1,603,675		Grupo Aval Acciones y Valores	705,080
102,154		Grupo de Inversiones Suramericana S.A.	1,417,596
58,915		Grupo de Inversiones Suramericana S.A. (Preference)	765,551
177,690		Interconexion Electrica S.A.	915,982
		TOTAL COLOMBIA	12,526,102

CZECH REPUBLIC - 0.2%
76,154		CEZ AS	1,947,457
34,678		Komercni Banka AS	1,496,157
278,735	g	Moneta Money Bank AS	1,001,902
26,679		Telefonica O2 Czech Republic AS	365,042
		TOTAL CZECH REPUBLIC	4,810,558

EGYPT - 0.1%
505,035		Commercial International Bank	2,684,652
55,980		Eastern Tobacco	650,865
944,833	*	Orascom Telecom Holding SAE	274,539
		TOTAL EGYPT	3,610,056

GREECE - 0.4%
691,125	*	Alpha Bank AE	1,825,820
949,470	*	Eurobank Ergasias S.A.	1,198,430
12,741	*	Hellenic Duty Free Shops S.A.	241,563
113,207		Hellenic Telecommunications Organization S.A.	1,648,111
49,754		JUMBO S.A.	910,720
2,659,007	*	National Bank of Greece S.A.	1,105,447
105,753		OPAP S.A.	1,265,373
138,484	*	Piraeus Bank S.A.	584,960
27,710		Titan Cement Co S.A.	729,736
		TOTAL GREECE	9,510,160
291

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

HONG KONG - 0.7%
7,070,000	*,e	Alibaba Pictures Group Ltd	$796,411
873,400		China Gas Holdings Ltd	3,095,050
3,430,000	e	Fullshare Holdings Ltd	1,883,547
6,551,799	*	GCL Poly Energy Holdings Ltd	810,423
608,000		Haier Electronics Group Co Ltd	2,103,542
308,500		Kingboard Chemical Holdings Ltd	1,255,067
834,000		Lee & Man Paper Manufacturing Ltd	918,633
834,000		Nine Dragons Paper Holdings Ltd	1,243,876
2,172,000		Sino Biopharmaceutical	4,573,817
1,203,500		Sun Art Retail Group Ltd	1,352,676
		TOTAL HONG KONG	18,033,042

HUNGARY - 0.3%
217,048		MOL Hungarian Oil & Gas plc	2,508,157
112,092		OTP Bank	4,887,588
65,309		Richter Gedeon Rt	1,318,755
		TOTAL HUNGARY	8,714,500

INDIA - 8.3%
266,943		Ambuja Cements Ltd	1,000,093
648,962		Ashok Leyland Ltd	1,591,749
144,297		Asian Paints Ltd	2,591,719
22,272		Associated Cement Co Ltd	528,164
132,117		Aurobindo Pharma Ltd	1,267,558
875,698		Axis Bank Ltd	6,757,274
85,997		Bajaj Finance Ltd	2,447,145
17,307		Bajaj Finserv Ltd	1,417,181
38,061		Bajaj Holdings and Investment Ltd	1,677,163
98,254		Bharat Forge Ltd	1,135,725
441,226		Bharat Heavy Electricals	577,563
398,230		Bharat Petroleum Corp Ltd	2,303,135
696,780		Bharti Airtel Ltd	4,258,978
234,380		Bharti Infratel Ltd	1,097,963
3,399		Bosch Ltd	985,644
12,974		Britannia Industries Ltd	1,070,898
83,969	*	Cadila Healthcare Ltd	517,525
162,705	*	Cipla Ltd	1,475,241
410,108		Coal India Ltd	1,747,303
18,811		Container Corp Of India Ltd	366,433
238,511		Dabur India Ltd	1,316,469
55,483		Dr Reddy’s Laboratories Ltd	1,754,902
6,396		Eicher Motors Ltd	2,974,498
343,344	*	GAIL India Ltd	1,668,393
70,923		Glenmark Pharmaceuticals Ltd	606,317
109,005		Godrej Consumer Products Ltd	1,818,134
158,707		Grasim Industries Ltd	2,590,120
116,808		Havells India Ltd	953,557
265,897		HCL Technologies Ltd	4,184,166
24,150		Hero Honda Motors Ltd	1,346,534
566,657		Hindalco Industries Ltd	1,984,401
314,655		Hindustan Lever Ltd	7,087,128
292

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

365,910		Hindustan Petroleum Corp Ltd	$1,662,887
732,077		Housing Development Finance Corp	20,616,449
1,197,352		ICICI Bank Ltd	5,093,344
927,095	*	Idea Cellular Ltd	957,184
592,236		IDFC Bank Ltd	427,003
158,976		Indiabulls Housing Finance Ltd	3,098,098
760,519		Indian Oil Corp Ltd	1,840,344
850,816		Infosys Technologies Ltd	15,248,578
1,704,484		ITC Ltd	7,169,698
463,696		JSW Steel Ltd	2,244,154
244,694		Larsen & Toubro Ltd	5,119,982
145,960		LIC Housing Finance Ltd	1,189,461
105,991	*	Lupin Ltd	1,284,975
136,862	*	Mahindra & Mahindra Financial Services Ltd	1,078,480
364,526		Mahindra & Mahindra Ltd	4,751,407
192,097		Marico Ltd	953,912
54,258		Maruti Suzuki India Ltd	7,139,746
296,678	*	Motherson Sumi Systems Ltd	1,564,585
363,332		Mundra Port and Special Economic Zone Ltd	2,212,209
10,136		Nestle India Ltd	1,425,513
859,626		NTPC Ltd	2,212,328
84,761		Petronet LNG Ltd	287,245
38,250	*	Piramal Healthcare Ltd	1,484,873
254,710		Power Finance Corp Ltd	334,002
1,387,114		Reliance Industries Ltd	19,934,670
323,322		Rural Electrification Corp Ltd	615,427
757,651	*	Sesa Sterlite Ltd	3,363,058
3,466		Shree Cement Ltd	877,518
66,843		Shriram Transport Finance Co Ltd	1,606,127
29,598		Siemens India Ltd	496,338
887,718		State Bank of India	3,264,779
486,466		Sun Pharmaceutical Industries Ltd	3,841,329
225,780		Tata Consultancy Services Ltd	11,918,167
783,039	*	Tata Motors Ltd	3,958,211
495,756		Tata Power Co Ltd	653,384
194,256		Tata Steel Ltd	1,719,957
237,528		Tech Mahindra Ltd	2,376,380
151,287	*	Titan Industries Ltd	2,218,576
41,342		Ultra Tech Cement Ltd	2,537,021
175,032	*	United Phosphorus Ltd	1,907,444
30,269	*	United Spirits Ltd	1,637,407
197,811	*	Vakrangee Ltd	295,131
532,306		Wipro Ltd	2,208,154
861,319		Yes Bank Ltd	4,649,268
249,273	*	ZEE Telefilms Ltd	2,191,307
		TOTAL INDIA	224,765,183

INDONESIA - 1.9%
9,704,200		Adaro Energy Tbk	1,270,776
26,942,400		Bank Rakyat Indonesia	6,212,067
1,077,700		Indofood CBP Sukses Makmur Tbk	669,535
725,800		PT AKR Corporindo Tbk	254,145
9,579,400		PT Astra International Tbk	4,902,995
293

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

4,854,100		PT Bank Central Asia Tbk	$7,675,698
1,573,766		PT Bank Danamon Indonesia Tbk	750,185
8,977,342		PT Bank Mandiri Persero Tbk	4,547,512
3,511,993		PT Bank Negara Indonesia	2,021,910
1,708,200		PT Bank Tabungan Negara Tbk	380,685
4,386,500		PT Bumi Serpong Damai	529,689
3,469,200		PT Charoen Pokphand Indonesia Tbk	914,575
1,795,675	*	PT Excelcomindo Pratama	272,162
225,100		PT Gudang Garam Tbk	1,118,268
4,354,200		PT Hanjaya Mandala Sampoerna Tbk	1,103,330
861,000		PT Indocement Tunggal Prakarsa Tbk	1,089,605
2,046,900		PT Indofood Sukses Makmur Tbk	1,023,390
1,305,970	*	PT Jasa Marga Tbk	408,261
9,861,300		PT Kalbe Farma Tbk	1,064,571
1,189,600		PT Matahari Department Store Tbk	880,808
8,991,000		PT Pakuwon Jati Tbk	380,047
5,334,000		PT Perusahaan Gas Negara Persero Tbk	755,049
1,389,000		PT Semen Gresik Persero Tbk	959,361
2,670,800		PT Surya Citra Media Tbk	488,868
24,232,100		PT Telekomunikasi Indonesia Persero Tbk	6,612,319
756,900		PT Unilever Indonesia Tbk	2,515,676
1,051,200		PT United Tractors Tbk	2,564,806
2,197,500	*	PT Waskita Karya Persero Tbk	347,133
1,121,400		Tower Bersama Infrastructure	446,623
		TOTAL INDONESIA	52,160,049

KOREA, REPUBLIC OF - 15.4%
16,157		Amorepacific Corp	5,256,867
4,703		Amorepacific Corp (Preference)	783,316
16,498		BGF Co Ltd	195,200
3,622		BGF retail Co Ltd	647,724
122,254		BS Financial Group, Inc	1,189,740
16,423	*,e	Celltrion Healthcare Co Ltd	1,364,940
39,899	*,e	Celltrion, Inc	10,009,343
32,460		Cheil Communications, Inc	577,901
37,536		Cheil Industries, Inc	4,895,913
3,649		CJ CheilJedang Corp	1,166,668
6,595		CJ Corp	999,102
8,868		CJ E&M Corp	748,202
13,357		Daelim Industrial Co	1,071,948
77,101	*	Daewoo Engineering & Construction Co Ltd	456,264
18,314		Daewoo International Corp	384,419
166,973		Daewoo Securities Co Ltd	1,511,822
73,352		DGB Financial Group Co Ltd	819,831
23,233		Dongbu Insurance Co Ltd	1,363,778
16,393		Dongsuh Co, Inc	421,598
16,255		Doosan Bobcat, Inc	493,368
23,828	*	Doosan Heavy Industries and Construction Co Ltd	397,195
9,794		E-Mart Co Ltd	2,465,489
9,708		GLOVIS Co Ltd	1,525,595
22,352		GS Engineering & Construction Corp	848,466
34,360		GS Holdings Corp	1,966,809
14,351		GS Retail Co Ltd	498,545
294

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

140,364		Hana Financial Group, Inc	$6,236,820
34,557		Hankook Tire Co Ltd	1,595,963
3,020		Hanmi Pharm Co Ltd	1,307,376
5,985	e	Hanmi Science Co Ltd	433,140
87,870		Hanon Systems	892,382
5,395		Hanssem Co Ltd	586,928
48,897		Hanwha Chemical Corp	1,314,468
21,062		Hanwha Corp	783,081
7,486		Honam Petrochemical Corp	2,882,685
17,447		Hotel Shilla Co Ltd	1,876,645
285,965		Hynix Semiconductor, Inc	22,489,426
10,490		Hyosung Corp	1,283,351
7,184		Hyundai Department Store Co Ltd	692,702
29,242	m	Hyundai Development Co	1,270,846
36,507		Hyundai Engineering & Construction Co Ltd	2,162,063
19,956	*	Hyundai Heavy Industries	2,209,177
29,405		Hyundai Marine & Fire Insurance Co Ltd	1,050,555
33,217		Hyundai Mobis	7,692,510
74,577		Hyundai Motor Co	11,122,994
16,820		Hyundai Motor Co Ltd (2nd Preference)	1,804,277
11,085		Hyundai Motor Co Ltd (Preference)	1,065,941
4,674	*	Hyundai Robotics Co Ltd	1,836,534
36,757		Hyundai Steel Co	2,077,525
8,963		Hyundai Wia Corp	448,882
118,507		Industrial Bank of Korea	1,858,405
14,121	g	ING Life Insurance Korea Ltd	542,496
21,634		Kakao Corp	2,226,050
56,268		Kangwon Land, Inc	1,517,911
191,735		KB Financial Group, Inc	10,893,437
2,605		KCC Corp	950,879
10,866		KEPCO Plant Service & Engineering Co Ltd	513,727
124,099		Kia Motors Corp	3,831,518
31,521	*	Korea Aerospace Industries Ltd	1,266,739
129,876		Korea Electric Power Corp	4,543,289
4,656	*	Korea Express Co Ltd	678,830
14,279	*	Korea Gas Corp	729,849
18,391		Korea Investment Holdings Co Ltd	1,553,512
9,276		Korea Kumho Petrochemical	927,672
128,475		Korea Life Insurance Co Ltd	746,569
4,078		Korea Zinc Co Ltd	1,650,479
23,225		Korean Air Lines Co Ltd	738,107
9,181		KT Corp	233,434
57,748		KT&G Corp	5,280,609
22,551		LG Chem Ltd	7,548,467
3,604		LG Chem Ltd (Preference)	691,246
44,252		LG Corp	3,347,432
52,513		LG Electronics, Inc	4,979,219
4,678		LG Household & Health Care Ltd	5,973,240
1,094		LG Household & Health Care Ltd (Preference)	788,708
6,085		LG Innotek Co Ltd	656,113
113,544		LG.Philips LCD Co Ltd	2,479,132
15,372	*	Lotte Corp	933,961
5,320		Lotte Shopping Co Ltd	1,268,327
295

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,894		Medy-Tox, Inc	$1,230,959
13,682		Naver Corp	9,123,737
8,641		NCsoft	2,896,230
12,784	e,g	Netmarble Corp	1,751,374
7,720		OCI Co Ltd	1,119,095
10,176		Orion Corp/Republic of Korea	1,181,269
575		Ottogi Corp	426,398
14,038		Pacific Corp	1,870,670
36,733		POSCO	12,656,747
9,708		S1 Corp (Korea)	890,234
8,100	*,g	Samsung Biologics Co Ltd	3,678,945
14,308		Samsung Card Co	498,948
27,176		Samsung Electro-Mechanics Co Ltd	2,984,108
47,411	m	Samsung Electronics Co Ltd	117,513,218
8,482	m	Samsung Electronics Co Ltd (Preference)	16,865,554
15,120		Samsung Fire & Marine Insurance Co Ltd	3,775,310
242,254	*	Samsung Heavy Industries Co Ltd	1,655,981
33,085		Samsung Life Insurance Co Ltd	3,611,789
26,793		Samsung SDI Co Ltd	4,562,304
16,641		Samsung SDS Co Ltd	3,779,805
32,075		Samsung Securities Co Ltd	1,103,160
17,326	*	Samsung Techwin Co Ltd	388,385
205,939		Shinhan Financial Group Co Ltd	9,169,776
3,460		Shinsegae Co Ltd	1,342,941
26,514	*	SillaJen, Inc	2,068,097
14,918		SK C&C Co Ltd	4,083,489
34,344		SK Energy Co Ltd	6,293,409
62,546		SK Networks Co Ltd	327,963
9,500		SK Telecom Co Ltd	2,029,798
26,784		S-Oil Corp	2,746,934
107,704	*	STX Pan Ocean Co Ltd	549,959
25,180		Woongjin Coway Co Ltd	2,057,717
223,731		Woori Bank	3,340,178
65,835		Woori Investment & Securities Co Ltd	950,025
4,054		Yuhan Corp	865,955
		TOTAL KOREA, REPUBLIC OF	415,916,132

MALAYSIA - 2.5%
637,500		AirAsia BHD	622,785
449,500		Alliance Financial Group BHD	496,239
764,600		AMMB Holdings BHD	755,162
593,000		Astro Malaysia Holdings BHD	287,184
71,700		British American Tobacco Malaysia BHD	447,725
2,215,309		Bumiputra-Commerce Holdings BHD	4,037,299
1,469,996		Dialog Group BHD	1,148,703
1,499,200		Digi.Com BHD	1,759,706
587,500		Felda Global Ventures Holdings BHD	254,259
930,300		Gamuda BHD	1,214,749
1,074,875		Genting BHD	2,441,033
178,400		Genting Plantations BHD	450,149
271,500		HAP Seng Consolidated BHD	675,551
646,400		Hartalega Holdings BHD	962,034
298,087		Hong Leong Bank BHD	1,437,120
296

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

100,506		Hong Leong Credit BHD	$496,176
1,024,300		IHH Healthcare BHD	1,582,499
1,555,300		IJM Corp BHD	1,177,432
1,101,100		IOI Corp BHD	1,337,735
797,741		IOI Properties Group Sdn BHD	316,792
239,300		Kuala Lumpur Kepong BHD	1,550,872
2,045,369		Malayan Banking BHD	5,607,310
389,876		Malaysia Airports Holdings BHD	895,319
899,000		Maxis BHD	1,331,419
653,500		MISC BHD	1,186,626
27,500		Nestle Malaysia BHD	966,010
1,369,600		Petronas Chemicals Group BHD	2,942,433
215,500		Petronas Dagangan BHD	1,479,292
363,100		Petronas Gas BHD	1,642,869
255,200		PPB Group BHD	1,251,446
636,300		Press Metal BHD	776,317
1,473,440		Public Bank BHD	8,915,739
1,397,800		Resorts World BHD	1,819,897
358,270		RHB Capital BHD	481,734
1,890,200	*	Sapurakencana Petroleum BHD	304,304
1,068,165		Sime Darby BHD	723,388
1,160,965	*	Sime Darby Plantation BHD	1,645,744
1,068,165		Sime Darby Property BHD	404,717
726,876		SP Setia BHD	588,552
573,565		Telekom Malaysia BHD	771,499
1,638,650		Tenaga Nasional BHD	6,598,310
1,304,503		TM International BHD	1,750,340
180,500	*	UMW Holdings BHD	280,236
452,000		Westports Holdings BHD	381,880
1,982,166		YTL Corp BHD	728,530
878,194		YTL Power International BHD	205,072
		TOTAL MALAYSIA	67,130,187

MEXICO - 3.0%
1,370,450		Alfa S.A. de C.V. (Class A)	1,759,406
16,285,970		America Movil S.A. de C.V. (Series L)	15,073,756
851,725	e	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	1,262,419
7,128,397	*	Cemex S.A. de C.V.	4,459,524
249,260		Coca-Cola Femsa S.A. de C.V.	1,618,413
97,200		El Puerto de Liverpool SAB de C.V.	648,518
212,925		Embotelladoras Arca SAB de C.V.	1,471,640
1,520,300		Fibra Uno Administracion S.A. de C.V.	2,517,568
972,137		Fomento Economico Mexicano S.A. de C.V.	9,396,988
463,186	e	Gentera SAB de C.V.	370,261
102,975		Gruma SAB de C.V.	1,257,754
169,828		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	1,766,562
103,155		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	1,855,097
786,920	*	Grupo Bimbo S.A. de C.V. (Series A)	1,831,597
198,598		Grupo Carso S.A. de C.V. (Series A1)	713,600
1,248,687		Grupo Financiero Banorte S.A. de C.V.	7,813,120
1,083,632		Grupo Financiero Inbursa S.A.	1,805,469
287,600	e	Grupo Lala SAB de C.V.	367,842
297

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,793,356		Grupo Mexico S.A. de C.V. (Series B)	$5,961,536
1,157,526		Grupo Televisa S.A.	4,154,258
88,877		Industrias Penoles S.A. de C.V.	1,865,452
259,900		Infraestructura Energetica ,NV SAB de C.V.	1,144,130
761,242		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	1,381,482
521,823		Mexichem SAB de C.V.	1,630,030
121,705	*	Promotora y Operadora de Infraestructura SAB de C.V.	1,247,112
2,587,089		Wal-Mart de Mexico SAB de C.V.	7,189,106
		TOTAL MEXICO	80,562,640

PAKISTAN - 0.1%
340,500		Habib Bank Ltd	573,638
65,900		Lucky Cement Ltd	377,027
186,100		MCB Bank Ltd	336,307
406,500		Oil & Gas Development Co Ltd	587,422
229,300		United Bank Ltd	398,122
		TOTAL PAKISTAN	2,272,516

PERU - 0.4%
117,822		Cia de Minas Buenaventura S.A. (ADR) (Series B)	1,879,261
31,690		Credicorp Ltd (NY)	7,367,608
39,027	e	Southern Copper Corp (NY)	2,061,016
		TOTAL PERU	11,307,885

PHILIPPINES - 1.0%
920,170		Aboitiz Equity Ventures, Inc	1,236,305
750,800		Aboitiz Power Corp	550,326
1,882,300	*	Alliance Global Group, Inc	474,099
120,643		Ayala Corp	2,244,082
3,738,400		Ayala Land, Inc	2,937,602
952,039		Banco de Oro Universal Bank	2,414,792
476,469		Bank of the Philippine Islands	964,390
1,716,400		DMCI Holdings, Inc	364,838
15,870		Globe Telecom, Inc	472,271
41,670		GT Capital Holdings, Inc	845,486
220,180		International Container Term Services, Inc	359,950
1,362,620		JG Summit Holdings (Series B)	1,678,538
208,320		Jollibee Foods Corp	1,144,840
115,030		Manila Electric Co	714,096
4,426,900		Megaworld Corp	384,150
6,294,000		Metro Pacific Investments Corp	619,032
458,893		Metropolitan Bank & Trust	751,604
40,555		PLDT, Inc	1,134,980
1,053,143		Robinsons Land Corp	363,205
128,930		Security Bank Corp	519,179
112,835		SM Investments Corp	2,040,397
3,990,975		SM Prime Holdings	2,630,082
477,580		Universal Robina	1,296,117
		TOTAL PHILIPPINES	26,140,361

POLAND - 1.2%
42,384	*	Alior Bank S.A.	852,693
14,692		Bank Handlowy w Warszawie S.A.	346,758
298

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

284,772	*	Bank Millennium S.A.	$693,705
73,817		Bank Pekao S.A.	2,449,757
16,322		Bank Zachodni WBK S.A.	1,721,929
6,419	*	BRE Bank S.A.	781,560
12,724		CCC S.A.	934,697
33,827		CD Projekt Red S.A.	1,193,741
103,900		Cyfrowy Polsat S.A.	757,782
20,563	*,g	Dino Polska S.A.	553,084
62,855		Grupa Lotos S.A.	984,694
26,827	*	Jastrzebska Spolka Weglowa S.A.	629,062
65,939		KGHM Polska Miedz S.A.	1,747,841
613		LPP S.A.	1,594,189
46,897	*,g	PLAY Communications S.A.	394,698
1,171,481		Polish Oil & Gas Co	2,056,109
419,175	*	Polska Grupa Energetyczna S.A.	1,246,183
165,713		Polski Koncern Naftowy Orlen S.A.	4,220,691
438,103	*	Powszechna Kasa Oszczednosci Bank Polski S.A.	5,201,224
285,665		Powszechny Zaklad Ubezpieczen S.A.	3,472,831
403,304	*	Tauron Polska Energia S.A.	269,148
264,409	*	Telekomunikacja Polska S.A.	395,842
20,453		Zaklady Azotowe w Tarnowie-Moscicach S.A.	311,279
		TOTAL POLAND	32,809,497

QATAR - 0.6%
46,925	*	Barwa Real Estate Co	455,589
91,707	*	Commercial Bank of Qatar QSC	910,521
68,246	*	Doha Bank QSC	507,768
363,985	*	Ezdan Holding Group QSC	1,120,646
73,146	*	Industries Qatar QSC	2,244,947
172,111	*	Masraf Al Rayan	1,682,121
37,192	*	Ooredoo QSC	809,107
13,794	*	Qatar Electricity & Water Co	750,127
261,991	*	Qatar Gas Transport Co Ltd	1,057,030
64,749	*	Qatar Insurance Co SAQ	645,520
29,268	*	Qatar Islamic Bank SAQ	860,195
109,398	*	Qatar National Bank	4,528,184
		TOTAL QATAR	15,571,755

ROMANIA - 0.1%
176,152		NEPI Rockcastle plc	1,944,385
		TOTAL ROMANIA	1,944,385

RUSSIA - 3.3%
24,695	m	Acron JSC (GDR)	170,124
2,754,785		Gazprom OAO (ADR)	12,711,928
17,907		Gazpromneft OAO (ADR)	435,387
217,661		LUKOIL PJSC (ADR)	14,508,349
183,592		Magnit OAO (GDR)	3,471,253
341,987		MMC Norilsk Nickel PJSC (ADR)	5,877,309
258,049		Mobile TeleSystems (ADR)	2,709,514
48,363		NovaTek OAO (GDR)	6,142,893
15,230		Novolipetsk Steel (GDR)	388,160
75,531		PhosAgro OAO (GDR)	1,089,157
299

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

13,795		Polyus PJSC (GDR)	$438,399
672,935		Rosneft Oil Co (GDR)	4,093,456
729,325		RusHydro PJSC (ADR)	829,632
1,277,381		Sberbank of Russian Federation (ADR)	18,887,678
138,766		Severstal (GDR) (Equiduct)	2,208,554
814,526		Surgutneftegaz (ADR)	3,817,156
133,918		Tatneft PAO (ADR)	8,601,502
1,382,562		VTB Bank OJSC (GDR)	2,588,156
		TOTAL RUSSIA	88,968,607

SOUTH AFRICA - 6.5%
36,847		Anglo American Platinum Ltd	988,794
239,330		AngloGold Ashanti Ltd	2,139,290
183,784		Aspen Pharmacare Holdings Ltd	3,962,686
341,316		Barclays Africa Group Ltd	4,999,349
161,982		Bid Corp Ltd	3,723,677
155,826		Bidvest Group Ltd	3,052,498
236,667	*,e	Brait S.A.	817,788
18,135	e	Capitec Bank Holdings Ltd	1,291,103
110,297		Coronation Fund Managers Ltd	656,384
167,494		Discovery Holdings Ltd	2,325,632
160,907		Exxaro Resources Ltd	1,427,241
1,665,017		FirstRand Ltd	8,917,043
368,584		Fortress REIT Ltd	514,510
567,110		Fortress REIT Ltd (Class A)	780,469
106,347		Foschini Ltd	1,829,750
481,362		Gold Fields Ltd	1,827,514
1,398,119		Growthpoint Properties Ltd	3,263,960
114,003		Hyprop Investments Ltd	1,042,627
71,198		Imperial Holdings Ltd	1,369,570
136,997		Investec Ltd	1,080,678
28,311	e	Kumba Iron Ore Ltd	604,792
60,407		Liberty Holdings Ltd	642,257
592,540		Life Healthcare Group Holdings Pte Ltd	1,402,321
522,349		Metropolitan Holdings Ltd	929,875
60,249		Mondi Ltd	1,759,184
115,306		Mr Price Group Ltd	2,530,256
813,230		MTN Group Ltd	8,170,792
214,581		Naspers Ltd (N Shares)	52,276,124
105,661		Nedbank Group Ltd	2,519,804
574,270		Network Healthcare Holdings Ltd	1,427,728
221,898		Pick’n Pay Stores Ltd	1,431,790
72,290	e	Pioneer Foods Ltd	707,184
70,534		PSG Group Ltd	1,269,077
318,823		Rand Merchant Investment Holdings Ltd	1,055,861
2,386,533		Redefine Properties Ltd	2,293,676
260,923	e	Remgro Ltd	4,697,560
127,302		Resilient REIT Ltd	691,914
331,750		RMB Holdings Ltd	2,080,825
666,164		Sanlam Ltd	4,208,170
266,335		Sappi Ltd	1,699,661
269,311		Sasol Ltd	9,627,157
215,961		Shoprite Holdings Ltd	4,296,719
300

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,004,782	*,e	Sibanye Gold Ltd	$880,751
102,234		Spar Group Ltd	1,734,246
632,556	e	Standard Bank Group Ltd	10,848,706
136,222		Telkom S.A. Ltd	622,105
78,943		Tiger Brands Ltd	2,467,236
208,830		Truworths International Ltd	1,707,306
286,553		Vodacom Group Pty Ltd	3,585,533
507,697		Woolworths Holdings Ltd	2,609,123
		TOTAL SOUTH AFRICA	176,788,296

TAIWAN - 11.0%
1,283,912		Acer, Inc	979,165
217,030		Advantech Co Ltd	1,489,910
53,000		Airtac International Group	919,625
1,709,419		ASE Industrial Holding Co Ltd	4,639,493
1,164,512		Asia Cement Corp	1,242,740
721,000	*	Asia Pacific Telecom Co Ltd	213,797
333,500		Asustek Computer, Inc	3,116,766
3,782,000		AU Optronics Corp	1,559,529
328,000		Catcher Technology Co Ltd	3,637,576
3,983,270		Cathay Financial Holding Co Ltd	7,145,010
565,518		Chailease Holding Co Ltd	2,063,419
2,356,461		Chang Hwa Commercial Bank	1,356,468
920,490		Cheng Shin Rubber Industry Co Ltd	1,484,267
222,965		Chicony Electronics Co Ltd	549,324
1,311,000	*	China Airlines	478,223
5,933,754		China Development Financial Holding Corp	2,243,540
1,095,277		China Life Insurance Co Ltd (Taiwan)	1,186,670
6,830,850		China Steel Corp	5,405,297
8,943,908		Chinatrust Financial Holding Co	6,378,464
1,936,600		Chunghwa Telecom Co Ltd	7,368,893
1,771,000		Compal Electronics, Inc	1,153,545
981,929		Delta Electronics, Inc	3,559,993
4,511,653		E.Sun Financial Holding Co Ltd	3,190,431
87,316		Eclat Textile Co Ltd	1,053,419
960,284		Eva Airways Corp	515,662
769,126	*	Evergreen Marine Corp Tawain Ltd	389,030
1,189,852		Far Eastern Textile Co Ltd	1,135,644
820,000		Far EasTone Telecommunications Co Ltd	2,169,495
156,662		Feng TAY Enterprise Co Ltd	710,399
4,547,321		First Financial Holding Co Ltd	3,126,317
1,462,270		Formosa Chemicals & Fibre Corp	5,372,600
826,000		Formosa Petrochemical Corp	3,370,365
2,094,600		Formosa Plastics Corp	7,350,451
234,000		Formosa Taffeta Co Ltd	264,577
414,512		Foxconn Technology Co Ltd	1,029,185
3,489,812		Fubon Financial Holding Co Ltd	5,970,569
4,658,112		Fuhwa Financial Holdings Co Ltd	2,223,094
73,000		General Interface Solution Holding Ltd	436,982
175,000		Giant Manufacturing Co Ltd	888,778
103,000		Globalwafers Co Ltd	1,661,652
308,500	*	High Tech Computer Corp	625,449
389,290		Highwealth Construction Corp	599,345
301

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

93,694		Hiwin Technologies Corp	$1,411,399
7,718,141		Hon Hai Precision Industry Co, Ltd	21,467,096
112,000		Hotai Motor Co Ltd	1,097,807
3,094,617		Hua Nan Financial Holdings Co Ltd	1,871,417
4,519,061		InnoLux Display Corp	1,681,661
1,051,060		Inventec Co Ltd	796,328
50,000		Largan Precision Co Ltd	5,815,410
1,020,778		Lite-On Technology Corp	1,347,030
896,000	*	Macronix International	1,423,382
748,961		MediaTek, Inc	8,518,386
5,484,046		Mega Financial Holding Co Ltd	4,841,354
297,000		Micro-Star International Co Ltd	927,577
2,362,860		Nan Ya Plastics Corp	6,471,837
466,000		Nanya Technology Corp	1,450,602
63,000		Nien Made Enterprise Co Ltd	559,600
247,000		Novatek Microelectronics Corp Ltd	1,036,789
966,000		Pegatron Technology Corp	2,252,203
59,000		Phison Electronics Corp	534,117
1,051,000		Pou Chen Corp	1,314,353
332,000		Powertech Technology, Inc	950,392
284,000		President Chain Store Corp	2,791,566
1,320,000		Quanta Computer, Inc	2,399,920
212,085		Realtek Semiconductor Corp	802,042
516,133	*	Ruentex Development Co Ltd	618,032
269,730		Ruentex Industries Ltd	522,629
3,526,093		Shin Kong Financial Holding Co Ltd	1,433,081
4,662,468		SinoPac Financial Holdings Co Ltd	1,677,862
304,777		Standard Foods Corp	683,520
578,050		Synnex Technology International Corp	830,195
89,000	*	TaiMed Biologics, Inc	925,074
4,081,330		Taishin Financial Holdings Co Ltd	1,983,201
1,335,123		Taiwan Business Bank	410,293
1,720,914		Taiwan Cement Corp	2,364,922
3,772,505		Taiwan Cooperative Financial Holding	2,192,059
648,000		Taiwan High Speed Rail Corp	497,728
841,200		Taiwan Mobile Co Ltd	3,106,470
12,060,000		Taiwan Semiconductor Manufacturing Co Ltd	91,865,095
791,000		Teco Electric and Machinery Co Ltd	642,025
2,395,569		Uni-President Enterprises Corp	5,765,330
5,753,000		United Microelectronics Corp	3,102,431
424,000		Vanguard International Semiconductor Corp	859,453
165,000		Win Semiconductors Corp	1,237,217
1,286,000		Winbond Electronics Corp	787,096
1,166,305		Wistron Corp	927,449
685,500		WPG Holdings Co Ltd	922,435
101,000		Yageo Corp	2,117,059
202,127		Zhen Ding Technology Holding Ltd	439,822
		TOTAL TAIWAN	297,927,904

THAILAND - 2.4%
503,200		Advanced Info Service PCL (Foreign)	3,313,163
1,928,700		Airports of Thailand PCL	4,315,047
116,400		Bangkok Bank PCL (Foreign)	741,342
302

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,807,400		Bangkok Dusit Medical Services PCL	$1,287,502
3,345,300		Bangkok Expressway & Metro PCL	819,820
1,218,900		Banpu PCL (Foreign)	744,230
466,400		Berli Jucker PCL	880,526
2,674,600		BTS Group Holdings PCL	758,481
161,600		Bumrungrad Hospital PCL (Foreign)	970,222
592,300		Central Pattana PCL (Foreign)	1,511,475
1,328,280		Charoen Pokphand Foods PCL	1,031,143
2,442,200		CP Seven Eleven PCL (Foreign)	6,719,400
233,600		Delta Electronics Thai PCL	497,226
52,000		Electricity Generating PCL	366,636
509,100		Energy Absolute PCL (Foreign)	575,680
246,500		Glow Energy PCL (Foreign)	671,463
1,481,926		Home Product Center PCL (Foreign)	701,132
641,378		Indorama Ventures PCL (Foreign)	1,217,348
7,277,900		IRPC PCL (Foreign)	1,619,566
866,900		Kasikornbank PCL (Foreign)	5,503,982
110,200		KCE Electronics PCL	238,518
2,393,250		Krung Thai Bank PCL (Foreign)	1,374,777
903,770		Minor International PCL (Foreign)	1,148,101
827,684		PTT Exploration & Production PCL (Foreign)	3,507,510
1,102,241		PTT Global Chemical PCL (Foreign)	3,406,595
5,504,000		PTT PCL (Foreign)	9,766,286
203,000		Robinson PCL	422,047
190,350		Siam Cement PCL (Foreign)	2,816,849
788,900		Siam Commercial Bank PCL (Foreign)	3,274,585
732,300		Thai Oil PCL (Foreign)	2,180,015
843,800		Thai Union Group PCL	479,989
5,903,600		TMB Bank PCL (Foreign)	439,806
5,286,748	*	True Corp PCL (Foreign)	1,273,108
		TOTAL THAILAND	64,573,570

TURKEY - 0.9%
1,035,337		Akbank TAS	2,154,198
90,802		Anadolu Efes Biracilik Ve Malt Sanayii AS	595,908
136,636		Arcelik AS	609,242
87,797		Aselsan Elektronik Sanayi Ve Ticaret AS	543,469
99,427		BIM Birlesik Magazalar AS	1,689,329
40,123		Coca-Cola Icecek AS	353,495
1,229,956	*	Emlak Konut Gayrimenkul Yatiri	737,008
670,985	*	Eregli Demir ve Celik Fabrikalari TAS	1,674,938
32,961		Ford Otomotiv Sanayi AS	453,763
398,343		Haci Omer Sabanci Holding AS	942,057
356,664		KOC Holding AS	1,204,942
358,286	*	Petkim Petrokimya Holding	633,216
83,385		TAV Havalimanlari Holding AS	448,826
52,823		Tofas Turk Otomobil Fabrik	325,518
80,978		Tupras Turkiye Petrol Rafine	2,069,977
261,329	*	Turk Hava Yollari	1,079,461
414,736		Turk Sise ve Cam Fabrikalari AS	460,872
237,489	*	Turk Telekomunikasyon AS	368,003
514,724		Turkcell Iletisim Hizmet AS	1,772,285
1,065,295		Turkiye Garanti Bankasi AS	2,412,286
303

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

320,920		Turkiye Halk Bankasi AS	$656,599
735,503		Turkiye Is Bankasi (Series C)	1,114,483
344,991		Turkiye Vakiflar Bankasi Tao	507,616
91,943	*	Ulker Biskuvi Sanayi AS	481,975
409,675	*	Yapi ve Kredi Bankasi	401,216
		TOTAL TURKEY	23,690,682

UNITED ARAB EMIRATES - 0.6%
973,221	*	Abu Dhabi Commercial Bank PJSC	1,858,829
1,400,817		Aldar Properties PJSC	799,625
758,668	*	DAMAC Properties Dubai Co PJSC	570,617
79,152		DP World Ltd	1,761,132
614,500	*	Dubai Investments PJSC	317,861
601,530	*	Dubai Islamic Bank PJSC	900,702
1,541,890	*	Dubai Parks & Resorts PJSC	161,576
905,813	*	Emaar Malls Group PJSC	547,461
1,646,899		Emaar Properties PJSC	2,596,013
815,127		Emirates Telecommunications Group Co PJSC	3,797,865
821,160		National Bank of Abu Dhabi PJSC	2,767,948
		TOTAL UNITED ARAB EMIRATES	16,079,629

UNITED STATES - 1.5%
81,608		iShares Core MSCI Emerging Markets ETF	4,639,415
78,025	e	iShares MSCI South Korea Index Fund	5,898,690
439,000		Nexteer Automotive Group Ltd	675,432
665,250		Vanguard Emerging Markets ETF	30,388,620
		TOTAL UNITED STATES	41,602,157

		TOTAL COMMON STOCKS	2,701,459,328
		(Cost $2,162,087,695)

PREFERRED STOCKS - 0.0%

INDIA - 0.0%
1,046,300	*	Cairn India Ltd	157,556
		TOTAL INDIA	157,556

PHILIPPINES - 0.0%
307,700	*,†,m	Ayala Land, Inc	595
		TOTAL PHILIPPINES	595

		TOTAL PREFERRED STOCKS	158,151
		(Cost $125,789)

RIGHTS / WARRANTS - 0.0%

INDIA - 0.0%
158,766		Tata Motors Ltd (DVR)	452,881
		TOTAL INDIA	452,881

		TOTAL RIGHTS / WARRANTS	452,881
		(Cost $711,957)
304

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.9%

GOVERNMENT AGENCY DEBT - 0.0%
$1,250,000		Federal Home Loan Bank (FHLB)	1.580%	05/01/18	$1,250,000
		TOTAL GOVERNMENT AGENCY DEBT			1,250,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.9%
52,321,973	c	State Street Navigator Securities Lending Government Money Market Portfolio			52,321,973
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			52,321,973

		TOTAL SHORT-TERM INVESTMENTS			53,571,973
		(Cost $53,571,973)
		TOTAL INVESTMENTS - 101.9%			2,755,642,333
		(Cost $2,216,497,414)
		OTHER ASSETS & LIABILITIES, NET - (1.9)%			(52,322,505)
		NET ASSETS - 100.0%			$2,703,319,828

Abbreviation(s):
ADR American Depository Receipt
DVR Differential Voting Right
ETF Exchange Traded Fund
GDR Global Depository Receipt
REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $48,719,021.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/18, the aggregate value of these securities amounted to $17,084,290 or 0.6% of net assets.
m	Indicates a security that has been deemed illiquid.
305

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2018

SECTOR	VALUE	% OF NET ASSETS
INFORMATION TECHNOLOGY	$724,612,838	26.8%
FINANCIALS	671,896,513	24.9
CONSUMER DISCRETIONARY	251,577,063	9.3
ENERGY	200,694,965	7.4
MATERIALS	192,613,516	7.1
CONSUMER STAPLES	176,060,615	6.5
INDUSTRIALS	142,335,390	5.3
TELECOMMUNICATION SERVICES	124,217,519	4.6
REAL ESTATE	76,102,017	2.8
HEALTH CARE	72,441,006	2.7
UTILITIES	69,518,918	2.6
SHORT-TERM INVESTMENTS	53,571,973	1.9
OTHER ASSETS & LIABILITIES, NET	(52,322,505)	(1.9)

NET ASSETS	$2,703,319,828	100.0%
306

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

 INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.6%

AUSTRALIA - 6.6%
522,745		AGL Energy Ltd	$8,519,407
1,975,910		Alumina Ltd	3,889,329
941,241		Amcor Ltd	9,699,459
2,328,951		AMP Ltd	7,050,123
990,489		APA Group (ASE)	6,200,667
445,588		Aristocrat Leisure Ltd	8,938,751
1,706,644		AusNet Services	2,203,078
2,385,766		Australia & New Zealand Banking Group Ltd	47,959,110
170,747		Australian Stock Exchange Ltd	7,506,511
989,098	*,m	AZ BGP Holdings	24,725
329,603		Bank of Queensland Ltd	2,483,329
378,690		Bendigo Bank Ltd	3,014,072
2,620,627		BHP Billiton Ltd	61,137,256
1,713,344		BHP Billiton plc	36,532,620
476,189		BlueScope Steel Ltd	5,852,099
957,303		Boral Ltd	4,926,555
1,305,044		Brambles Ltd	9,656,248
215,771		Caltex Australia Ltd	5,017,703
488,876		Challenger Financial Services Group Ltd	3,952,544
77,973		CIMIC Group Ltd	2,653,323
453,914		Coca-Cola Amatil Ltd	3,168,371
46,686		Cochlear Ltd	6,794,194
1,426,804		Commonwealth Bank of Australia	76,825,442
382,705		Computershare Ltd	4,868,598
301,188		Crown Resorts Ltd	2,923,308
367,899		CSL Ltd	47,123,828
841,229		Dexus Property Group	5,982,437
49,652	e	Domino’s Pizza Enterprises Ltd	1,571,840
42,483	e	Flight Centre Travel Group Ltd	1,779,683
1,318,580		Fortescue Metals Group Ltd	4,473,762
1,495,287		GPT Group (ASE)	5,422,075
473,381		Harvey Norman Holdings Ltd	1,247,823
1,474,324		Healthscope Ltd	2,686,120
1,404,316		Incitec Pivot Ltd	3,996,288
1,930,102		Insurance Australia Group Ltd	11,426,045
431,982		Lend Lease Corp Ltd	5,793,468
1,444,905		Macquarie Goodman Group	9,830,460
263,361		Macquarie Group Ltd	21,447,659
2,226,539		Medibank Pvt Ltd	4,893,390
3,010,714		Mirvac Group	5,052,518
2,190,023		National Australia Bank Ltd	47,608,987
619,435		Newcrest Mining Ltd	9,818,010
1,102,479		Oil Search Ltd	6,485,956
311,677		Orica Ltd	4,643,710
307

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,440,189	*	Origin Energy Ltd	$10,514,493
1,115,320		QBE Insurance Group Ltd	8,329,856
1,735,400		QR National Ltd	5,840,040
118,903		Ramsay Health Care Ltd	5,780,548
42,397		REA Group Ltd	2,566,787
1,586,897	*	Santos Ltd	7,308,947
4,357,962		Scentre Group	13,171,985
276,051		Seek Ltd	4,015,394
326,835		Sonic Healthcare Ltd	5,794,860
4,258,723		South32 Ltd	11,818,044
2,063,579		Stockland Trust Group	6,414,446
1,032,787		Suncorp-Metway Ltd	10,862,540
832,029		Sydney Airport	4,454,753
1,596,325		Tabcorp Holdings Ltd	5,249,268
3,402,156		Telstra Corp Ltd	8,089,041
302,987	e	TPG Telecom Ltd	1,270,902
1,813,218		Transurban Group (ASE)	15,799,833
606,678		Treasury Wine Estates Ltd	8,665,780
2,838,319		Vicinity Centres	5,196,888
934,174		Wesfarmers Ltd	30,733,935
1,589,598		Westfield Corp	10,984,404
2,761,943		Westpac Banking Corp	59,327,756
757,011		Woodside Petroleum Ltd	18,345,018
1,054,065		Woolworths Ltd	22,046,586
		TOTAL AUSTRALIA	815,662,985

AUSTRIA - 0.3%
53,244		Andritz AG.	2,861,945
246,055		Erste Bank der Oesterreichischen Sparkassen AG.	12,032,486
119,549		OMV AG.	7,404,271
124,038	*	Raiffeisen International Bank Holding AG.	4,187,033
91,692		Voestalpine AG.	4,837,414
		TOTAL AUSTRIA	31,323,149

BELGIUM - 1.1%
148,928		Ageas	7,966,532
623,430	e	Anheuser-Busch InBev S.A.	61,927,512
57,635		Colruyt S.A.	3,243,194
64,174		Groupe Bruxelles Lambert S.A.	7,335,533
207,040		KBC Groep NV	18,000,057
117,118	e	Proximus plc	3,588,982
60,198		Solvay S.A.	8,371,753
44,915	*	Telenet Group Holding NV	2,624,820
104,236	e	UCB S.A.	7,850,436
169,797		Umicore S.A.	9,443,862
		TOTAL BELGIUM	130,352,681

CHILE - 0.0%
338,122		Antofagasta plc	4,517,621
		TOTAL CHILE	4,517,621

CHINA - 0.0%
656,000		Minth Group Ltd	3,114,764
308

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,927,000		Yangzijiang Shipbuilding	$1,682,738
		TOTAL CHINA	4,797,502

DENMARK - 1.7%
2,987		AP Moller - Maersk AS (Class A)	4,559,081
5,362		AP Moller - Maersk AS (Class B)	8,589,897
88,301		Carlsberg AS (Class B)	9,874,852
81,640		Christian Hansen Holding	7,400,579
95,058		Coloplast AS	8,052,706
615,676		Danske Bank AS	21,426,835
150,629		DSV AS	11,929,173
47,912	*	Genmab AS	9,673,345
55,036		H Lundbeck AS	3,188,325
131,849		ISS A.S.	4,598,121
1,523,471		Novo Nordisk AS	71,645,663
185,146		Novozymes AS	8,704,245
153,937	g	Orsted AS	10,134,529
89,641		Pandora AS	9,958,131
95,482		Tryg A.S.	2,259,929
175,564		Vestas Wind Systems AS	11,357,553
91,646	*	William Demant Holding A.S.	3,571,599
		TOTAL DENMARK	206,924,563

FINLAND - 1.0%
114,160		Elisa Oyj (Series A)	5,046,151
363,713		Fortum Oyj	8,366,411
280,503		Kone Oyj (Class B)	13,931,286
88,129		Metso Oyj	3,132,135
108,305		Neste Oil Oyj	9,119,987
4,762,182		Nokia Oyj (Turquoise)	28,574,110
87,970		Nokian Renkaat Oyj	3,519,841
81,827		Orion Oyj (Class B)	2,481,865
367,650		Sampo Oyj (A Shares)	19,883,115
443,236		Stora Enso Oyj (R Shares)	8,742,654
435,830		UPM-Kymmene Oyj	15,551,111
357,945		Wartsila Oyj (B Shares)	7,599,999
		TOTAL FINLAND	125,948,665

FRANCE - 10.7%
150,318		Accor S.A.	8,496,253
24,023		Aeroports de Paris	5,288,015
349,718		Air Liquide	45,455,056
473,767		Airbus SE	55,612,232
127,773		Alstom RGPT	5,817,304
50,835	g	Amundi S.A.	4,323,249
55,561		Arkema	7,278,189
76,914		Atos Origin S.A.	10,383,390
1,590,161	e	AXA S.A.	45,476,432
35,398		BioMerieux	2,798,323
920,792		BNP Paribas	71,084,459
732,681		Bollore	3,641,513
175,253	e	Bouygues S.A.	8,938,799
205,673		Bureau Veritas S.A.	5,377,897
309

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

129,517		Cap Gemini S.A.	$17,817,100
469,027	e	Carrefour S.A.	9,623,214
46,661		Casino Guichard Perrachon S.A.	2,420,380
152,818	*,e	CNP Assurances	3,914,240
403,512		Compagnie de Saint-Gobain	21,112,157
930,360		Credit Agricole S.A.	15,320,563
492,790		Danone	39,918,843
1,937		Dassault Aviation S.A.	3,862,074
105,886		Dassault Systemes S.A.	13,721,759
183,756		Edenred	6,330,478
60,151		Eiffage S.A.	7,159,868
489,413		Electricite de France	6,868,276
170,782		Essilor International S.A.	23,326,879
35,907		Eurazeo	3,153,955
145,812		Eutelsat Communications	3,157,850
63,445		Faurecia	5,180,846
26,811		Fonciere Des Regions	2,998,504
1,492,591		Gaz de France	26,182,252
38,942		Gecina S.A.	6,750,606
396,330		Groupe Eurotunnel S.A.	5,594,927
26,035		Hermes International	16,835,267
26,975	*	Icade	2,680,625
23,218		Iliad S.A.	4,650,639
28,064		Imerys S.A.	2,561,472
47,426		Ingenico	4,148,497
31,030		Ipsen	5,022,723
62,290		JC Decaux S.A.	2,232,230
61,487		Kering	35,569,975
180,570		Klepierre	7,390,507
87,685	e	Lagardere S.C.A.	2,507,888
211,651		Legrand S.A.	16,469,180
205,928	e	L’Oreal S.A.	49,585,327
228,015		LVMH Moet Hennessy Louis Vuitton S.A.	79,351,912
139,159		Michelin (C.G.D.E.) (Class B)	19,568,938
771,081		Natixis	6,332,843
1,629,842		Orange S. A.	29,629,908
173,056		Pernod-Ricard S.A.	28,742,161
482,889	e	Peugeot S.A.	11,890,454
170,888		Publicis Groupe S.A.	12,778,989
16,671		Remy Cointreau S.A.	2,296,815
155,767		Renault S.A.	16,882,262
260,690		Rexel S.A.	4,041,151
271,064		Safran S.A.	31,793,106
933,321	e	Sanofi-Aventis	73,790,469
458,493		Schneider Electric S.A.	41,559,813
142,812	e	SCOR SE	5,791,466
19,056		SEB S.A.	3,651,205
26,874		Societe BIC S.A.	2,740,659
626,018		Societe Generale	34,261,179
75,198		Sodexho Alliance S.A.	7,446,732
306,128	e	Suez Environnement S.A.	4,414,852
46,820	*	Teleperformance	7,524,083
89,175		Thales S.A.	11,303,703
310

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,966,017		Total S.A.	$123,567,484
64,098	*	Ubisoft Entertainment	6,124,436
81,400		Unibail-Rodamco	19,541,681
195,816		Valeo S.A.	13,092,103
381,927	*	Veolia Environnement	9,035,862
409,020	e	Vinci S.A.	40,895,310
840,732	e	Vivendi Universal S.A.	22,171,560
21,719		Wendel	3,280,280
		TOTAL FRANCE	1,327,541,628

GERMANY - 9.5%
153,684		Adidas-Salomon AG.	37,770,820
365,164		Allianz AG.	86,369,979
39,887		Axel Springer AG.	3,267,245
751,380		BASF SE	78,176,134
675,551		Bayer AG.	80,741,554
268,846		Bayerische Motoren Werke AG.	29,890,805
46,844		Bayerische Motoren Werke AG. (Preference)	4,522,713
84,387		Beiersdorf AG.	9,547,392
124,061		Brenntag AG.	7,105,218
873,765	*	Commerzbank AG.	11,257,259
89,552		Continental AG.	23,850,800
132,570	g	Covestro AG.	12,045,949
788,088		Daimler AG. (Registered)	61,957,941
396,236		Deutsche Annington Immobilien SE	19,853,331
1,686,449		Deutsche Bank AG. (Registered)	23,056,007
157,740		Deutsche Boerse AG.	21,214,296
192,537		Deutsche Lufthansa AG.	5,596,129
790,651		Deutsche Post AG.	34,317,738
2,721,382		Deutsche Telekom AG.	47,634,019
283,877		Deutsche Wohnen AG.	13,397,461
41,104		Drillisch AG.	2,971,939
1,808,125		E.ON AG.	19,798,529
128,660		Evonik Industries AG.	4,571,310
35,089		Fraport AG. Frankfurt Airport Services Worldwide	3,395,754
174,583		Fresenius Medical Care AG.	17,715,070
338,814		Fresenius SE	25,802,130
65,382		Fuchs Petrolub AG. (Preference)	3,510,686
147,388		GEA Group AG.	5,754,487
49,260		Hannover Rueckversicherung AG.	6,918,346
121,024		HeidelbergCement AG.	11,834,583
86,789		Henkel KGaA	10,331,672
143,586		Henkel KGaA (Preference)	18,247,589
15,597		Hochtief AG.	2,845,944
53,273		Hugo Boss AG.	4,994,114
927,758		Infineon Technologies AG.	23,755,890
114,913	g	Innogy SE	5,049,296
157,266		K&S AG.	4,618,847
57,743		KION Group AG.	4,813,149
71,616		Lanxess AG.	5,304,905
151,502	*	Linde AG. (Tender)	33,563,036
32,898		MAN AG.	3,791,900
105,252		Merck KGaA	10,282,088
311

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

159,903		Metro Wholesale & Food Specialist AG.	$2,313,331
40,481		MTU Aero Engines Holding AG.	6,963,164
126,469		Muenchener Rueckver AG.	28,943,969
78,540		Osram Licht AG.	4,515,335
126,423		Porsche AG.	10,742,046
190,076		ProSiebenSat. Media AG.	6,895,587
427,588	*	RWE AG.	10,220,092
803,821		SAP AG.	89,309,001
135,579		Schaeffler AG.	2,098,305
623,966		Siemens AG.	79,240,466
121,873	*,g	Siemens Healthineers AG.	4,751,506
104,577		Symrise AG.	8,453,141
639,723		Telefonica Deutschland Holding AG.	3,053,091
350,875		ThyssenKrupp AG.	9,126,504
354,910		TUI AG. (DI)	8,025,907
168,546		Uniper SE	5,211,302
96,624		United Internet AG.	6,245,542
27,432		Volkswagen AG.	5,585,132
152,287		Volkswagen AG. (Preference)	31,406,881
94,650		Wirecard AG.	12,806,240
87,472	*,g	Zalando SE	4,501,015
		TOTAL GERMANY	1,181,851,611

HONG KONG - 3.4%
9,882,000		AIA Group Ltd	88,317,384
232,800		ASM Pacific Technology	3,190,136
1,029,473		Bank of East Asia Ltd	4,520,486
3,050,500		BOC Hong Kong Holdings Ltd	15,769,628
2,125,336		CK Asset Holdings Ltd	18,347,949
2,243,336		CK Hutchison Holdings Ltd	26,527,125
573,500		CK Infrastructure Holdings Ltd	4,526,296
1,348,000		CLP Holdings Ltd	13,997,734
1,607,750		First Pacific Co	823,279
1,909,000		Galaxy Entertainment Group Ltd	16,708,760
665,000		Hang Lung Group Ltd	2,008,641
1,669,000		Hang Lung Properties Ltd	3,949,811
617,800		Hang Seng Bank Ltd	15,648,818
963,056		Henderson Land Development Co Ltd	6,106,306
2,404,000	e,g	HK Electric Investments & HK Electric Investments Ltd	2,235,951
3,257,640		HKT Trust and HKT Ltd	4,286,028
6,807,400		Hong Kong & China Gas Ltd	14,223,692
1,095,500		Hong Kong Electric Holdings Ltd	8,158,343
952,079		Hong Kong Exchanges and Clearing Ltd	30,842,143
916,500		Hongkong Land Holdings Ltd	6,623,761
4,237,300		Hutchison Port Holdings Trust	1,412,720
477,792		Hysan Development Co Ltd	2,780,832
176,400		Jardine Matheson Holdings Ltd	10,681,673
179,600		Jardine Strategic Holdings Ltd	6,797,023
576,123		Kerry Properties Ltd	2,754,167
3,322,000	e	Kingston Financial Group Ltd	1,688,854
4,696,600		Li & Fung Ltd	2,362,028
1,799,991		Link REIT	15,908,540
205,700		Melco Crown Entertainment Ltd (ADR)	6,419,897
312

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,205,230		MTR Corp	$6,771,898
4,664,948		New World Development Co Ltd	6,841,241
1,242,952		NWS Holdings Ltd	2,450,868
3,761,959		PCCW Ltd	2,325,460
1,024,192		Shangri-La Asia Ltd	1,993,195
2,436,118		Sino Land Co	4,205,165
1,471,000		SJM Holdings Ltd	1,473,395
1,179,186		Sun Hung Kai Properties Ltd	18,990,120
420,000		Swire Pacific Ltd (Class A)	4,150,150
961,400		Swire Properties Ltd	3,412,478
1,130,500		Techtronic Industries Co	6,622,682
7,104,500	g	WH Group Ltd	7,355,111
1,054,762		Wharf Holdings Ltd	3,509,040
1,011,762		Wharf Real Estate Investment Co Ltd	7,585,935
651,000		Wheelock & Co Ltd	4,829,906
598,000		Yue Yuen Industrial Holdings	1,694,710
		TOTAL HONG KONG	421,829,359

IRELAND - 0.6%
112,562	*	AerCap Holdings NV	5,867,857
702,528		AIB Group plc	4,192,657
749,987	*	Bank of Ireland Group plc	6,728,433
686,687		CRH plc	24,385,214
67,097	*,†,m	Irish Bank Resolution Corp Ltd	0
352,712		James Hardie Industries NV	6,228,692
126,603		Kerry Group plc (Class A)	12,918,845
63,683		Paddy Power plc	6,302,247
40,148	*	Ryanair Holdings plc	748,346
14,677	*	Ryanair Holdings plc (ADR)	1,614,030
		TOTAL IRELAND	68,986,321

ISRAEL - 0.4%
37,048		Azrieli Group	1,694,660
878,316		Bank Hapoalim Ltd	5,998,384
1,153,507		Bank Leumi Le-Israel	6,805,287
1,789,906		Bezeq Israeli Telecommunication Corp Ltd	2,258,924
106,585	*	Check Point Software Technologies	10,286,518
18,402		Elbit Systems Ltd	2,120,941
31,527		Frutarom Industries Ltd	3,013,745
544,102		Israel Chemicals Ltd	2,431,514
121,018		Mizrahi Tefahot Bank Ltd	2,211,865
49,441	*	Nice Systems Ltd	4,683,930
744,214		Teva Pharmaceutical Industries Ltd (ADR)	13,380,968
		TOTAL ISRAEL	54,886,736

ITALY - 2.2%
1,023,366		Assicurazioni Generali S.p.A.	20,650,453
375,568		Autostrade S.p.A.	12,431,238
11,063,428		Banca Intesa S.p.A.	42,084,778
801,072		Banca Intesa S.p.A. RSP	3,171,728
494,882		Davide Campari-Milano S.p.A	3,707,133
6,633,254		Enel S.p.A.	42,079,508
2,057,188		ENI S.p.A.	40,214,739
313

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

99,831	e	Ferrari NV	$12,246,947
346,899		Finmeccanica S.p.A.	4,008,278
808,467		Fondiaria-Sai S.p.A	2,172,722
143,188		Luxottica Group S.p.A.	8,932,860
488,162		Mediobanca S.p.A.	5,915,311
432,546	g	Poste Italiane S.p.A	4,223,162
169,257		Prysmian S.p.A.	4,975,653
89,642		Recordati S.p.A.	3,197,584
1,858,907		Snam Rete Gas S.p.A.	8,924,753
5,307,359		Telecom Italia RSP	4,558,076
9,367,389	*,e	Telecom Italia S.p.A.	9,240,988
1,160,570		Terna Rete Elettrica Nazionale S.p.A.	6,965,651
1,645,019		UniCredit S.p.A.	35,663,870
		TOTAL ITALY	275,365,432

JAPAN - 24.0%
30,800		ABC-Mart, Inc	2,029,850
434,400	*,e	Acom Co Ltd	1,966,585
488,300		Aeon Co Ltd	9,757,342
85,000		AEON Financial Service Co Ltd	1,991,048
100,400		Aeon Mall Co Ltd	2,030,230
108,800		Air Water, Inc	2,101,796
139,700		Aisin Seiki Co Ltd	7,568,233
435,200		Ajinomoto Co, Inc	7,973,942
151,200		Alfresa Holdings Corp	3,336,085
92,300	e	All Nippon Airways Co Ltd	3,653,611
167,900		Alps Electric Co Ltd	3,708,296
280,100		Amada Co Ltd	3,362,401
96,000		Aozora Bank Ltd	3,872,795
314,300		Asahi Breweries Ltd	15,899,095
162,400		Asahi Glass Co Ltd	6,739,791
1,028,800		Asahi Kasei Corp	14,146,235
826,800		Ashikaga Holdings Co Ltd	3,209,159
137,500		Asics Corp	2,598,279
1,689,500		Astellas Pharma, Inc	24,711,023
47,700		Bank of Kyoto Ltd	2,867,510
53,800		Benesse Holdings Inc	1,959,570
1,212		BLife Investment Corp	2,889,516
530,400		Bridgestone Corp	22,172,094
202,800		Brother Industries Ltd	4,349,974
72,100	e	Calbee, Inc	2,427,967
868,400		Canon, Inc	29,872,242
148,400	e	Casio Computer Co Ltd	2,210,467
117,600		Central Japan Railway Co	23,565,206
595,000		Chiba Bank Ltd	4,800,708
519,700		Chubu Electric Power Co, Inc	8,147,828
184,558		Chugai Pharmaceutical Co Ltd	9,733,475
238,000		Chugoku Electric Power Co, Inc	2,977,490
96,400		Coca-Cola West Japan Co Ltd	4,146,109
988,300		Concordia Financial Group Ltd	5,745,717
115,500		Credit Saison Co Ltd	2,068,545
78,800	*,e	CYBERDYNE, Inc	1,007,276
195,700		Dai Nippon Printing Co Ltd	4,213,859
314

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

212,500		Daicel Chemical Industries Ltd	$2,451,878
82,100		Daifuku Co Ltd	4,388,882
888,700		Dai-ichi Mutual Life Insurance Co	17,642,957
461,500		Daiichi Sankyo Co Ltd	15,795,040
202,700		Daikin Industries Ltd	23,678,554
55,100		Daito Trust Construction Co Ltd	9,194,257
463,500		Daiwa House Industry Co Ltd	16,946,137
1,298,000		Daiwa Securities Group, Inc	7,962,627
100,200		Dena Co Ltd	1,909,777
389,200		Denso Corp	20,466,799
174,200		Dentsu, Inc	8,252,331
24,700		Disco Corp	4,329,371
95,700		Don Quijote Co Ltd	5,152,218
267,000		East Japan Railway Co	25,650,141
219,600		Eisai Co Ltd	14,728,356
114,100		Electric Power Development Co	3,103,009
65,900	e	FamilyMart Co Ltd	6,414,171
157,600		Fanuc Ltd	33,759,566
43,600		Fast Retailing Co Ltd	19,141,067
442,000		Fuji Electric Holdings Co Ltd	3,152,486
506,100		Fuji Heavy Industries Ltd	16,987,938
336,200		Fujifilm Holdings Corp	13,520,651
1,602,000		Fujitsu Ltd	9,712,044
657,000		Fukuoka Financial Group, Inc	3,517,651
297,000		Hachijuni Bank Ltd	1,568,450
185,700		Hakuhodo DY Holdings, Inc	2,598,049
112,900		Hamamatsu Photonics KK	4,350,853
194,300		Hankyu Hanshin Holdings, Inc	7,643,293
18,900		Hikari Tsushin, Inc	3,063,766
218,100		Hino Motors Ltd	2,660,914
24,885		Hirose Electric Co Ltd	3,501,899
50,900		Hisamitsu Pharmaceutical Co, Inc	3,956,245
81,100		Hitachi Chemical Co Ltd	1,778,829
87,400		Hitachi Construction Machinery Co Ltd	3,176,241
59,800		Hitachi High-Technologies Corp	2,789,112
3,929,000		Hitachi Ltd	28,676,028
187,800		Hitachi Metals Ltd	2,146,244
1,407,800		Honda Motor Co Ltd	48,408,520
44,000		Hoshizaki Electric Co Ltd	4,084,561
315,600		Hoya Corp	16,860,882
115,800		Idemitsu Kosan Co Ltd	4,523,831
121,300		Iida Group Holdings Co Ltd	2,364,668
766,500		Inpex Holdings, Inc	9,798,785
269,680		Isetan Mitsukoshi Holdings Ltd	3,000,245
130,900		Ishikawajima-Harima Heavy Industries Co Ltd	4,278,620
454,700		Isuzu Motors Ltd	6,940,671
1,223,300		Itochu Corp	24,464,060
206,000		J Front Retailing Co Ltd	3,337,630
93,700		Japan Airlines Co Ltd	3,697,819
39,000		Japan Airport Terminal Co Ltd	1,597,315
319,100		Japan Post Bank Co Ltd	4,334,577
1,297,800		Japan Post Holdings Co Ltd	15,769,988
715		Japan Prime Realty Investment Corp	2,593,153
315

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,056		Japan Real Estate Investment Corp	$5,470,987
2,277		Japan Retail Fund Investment Corp	4,268,914
890,100		Japan Tobacco, Inc	23,926,953
430,300		JFE Holdings, Inc	8,830,764
166,300		JGC Corp	4,075,839
160,900		JSR Corp	3,031,044
182,700		JTEKT Corp	2,956,111
2,497,450		JX Holdings, Inc	16,280,284
710,000		Kajima Corp	6,840,200
116,400		Kakaku.com, Inc	2,219,092
92,000		Kamigumi Co Ltd	2,071,066
241,000		Kaneka Corp	2,381,384
578,400		Kansai Electric Power Co, Inc	8,092,834
169,300		Kansai Paint Co Ltd	3,804,126
403,000		Kao Corp	28,970,074
119,100		Kawasaki Heavy Industries Ltd	3,981,761
1,472,700		KDDI Corp	39,532,561
95,200		Keihan Electric Railway Co Ltd	3,073,860
194,500		Keihin Electric Express Railway Co Ltd	3,563,423
97,700		Keio Corp	4,460,052
106,200		Keisei Electric Railway Co Ltd	3,457,815
79,800		Keyence Corp	48,660,384
121,500		Kikkoman Corp	5,265,131
157,100		Kintetsu Corp	6,383,189
708,000		Kirin Brewery Co Ltd	19,872,859
285,500	*	Kobe Steel Ltd	2,936,812
89,500		Koito Manufacturing Co Ltd	5,989,698
752,200		Komatsu Ltd	25,641,526
80,000		Konami Corp	3,928,731
388,000		Konica Minolta Holdings, Inc	3,330,519
26,000		Kose Corp	4,804,712
869,100		Kubota Corp	14,653,472
276,500		Kuraray Co Ltd	4,604,872
84,200		Kurita Water Industries Ltd	2,726,712
258,500		Kyocera Corp	16,516,385
214,700		Kyowa Hakko Kogyo Co Ltd	4,645,663
358,500		Kyushu Electric Power Co, Inc	4,441,822
298,200		Kyushu Financial Group, Inc	1,462,660
124,100		Kyushu Railway Co	3,971,572
44,200		Lawson, Inc	2,919,898
36,200	*	LINE Corp	1,309,147
190,000		Lion Corp	4,092,868
217,600		LIXIL Group Corp	4,873,348
176,800		M3, Inc	6,662,855
35,600		Mabuchi Motor Co Ltd	1,788,561
179,800		Makita Corp	8,055,856
1,326,700		Marubeni Corp	9,962,925
170,200	e	Marui Co Ltd	3,532,438
48,800		Maruichi Steel Tube Ltd	1,665,646
478,900		Mazda Motor Corp	6,658,583
52,000		McDonald’s Holdings Co Japan Ltd	2,433,490
128,600		Mediceo Paltac Holdings Co Ltd	2,758,834
102,600		MEIJI Holdings Co Ltd	8,228,559
316

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

323,200		Minebea Co Ltd	$6,464,258
225,900		MISUMI Group, Inc	6,234,025
1,184,500		Mitsubishi Chemical Holdings Corp	11,204,899
1,235,500		Mitsubishi Corp	34,069,591
1,573,300		Mitsubishi Electric Corp	24,119,555
1,021,500		Mitsubishi Estate Co Ltd	18,665,397
150,500		Mitsubishi Gas Chemical Co, Inc	3,527,036
264,000		Mitsubishi Heavy Industries Ltd	10,436,378
88,300		Mitsubishi Materials Corp	2,687,605
572,899		Mitsubishi Motors Corp	4,263,403
9,755,780		Mitsubishi UFJ Financial Group, Inc	65,376,818
390,800		Mitsubishi UFJ Lease & Finance Co Ltd	2,484,343
1,396,500		Mitsui & Co Ltd	25,169,368
146,400		Mitsui Chemicals, Inc	4,196,728
719,800		Mitsui Fudosan Co Ltd	18,437,990
100,000		Mitsui OSK Lines Ltd	2,962,158
386,900		Mitsui Sumitomo Insurance Group Holdings, Inc	13,037,063
270,400		Mitsui Trust Holdings, Inc	11,466,873
35,200		Mixi Inc	1,156,913
20,056,407		Mizuho Financial Group, Inc	36,286,787
156,300		Murata Manufacturing Co Ltd	19,732,300
90,700		Nabtesco Corp	3,270,704
167,800		Nagoya Railroad Co Ltd	4,394,875
163,500		Namco Bandai Holdings, Inc	5,532,641
212,900		NEC Corp	5,835,604
338,600	*	Nexon Co Ltd	4,927,103
212,100		NGK Insulators Ltd	3,890,751
130,788		NGK Spark Plug Co Ltd	3,354,288
194,200		Nidec Corp	30,381,069
278,300		Nikon Corp	4,842,554
92,500		Nintendo Co Ltd	38,866,293
1,131		Nippon Building Fund, Inc	6,355,194
66,200		Nippon Electric Glass Co Ltd	1,907,754
66,100		Nippon Express Co Ltd	4,993,859
67,500		Nippon Meat Packers, Inc	2,948,842
137,100		Nippon Paint Co Ltd	5,596,316
1,562		Nippon ProLogis REIT, Inc	3,292,014
611,300		Nippon Steel Corp	13,290,435
558,900		Nippon Telegraph & Telephone Corp	26,522,686
131,600	*	Nippon Yusen Kabushiki Kaisha	2,799,202
101,300		Nissan Chemical Industries Ltd	4,504,130
1,888,300		Nissan Motor Co Ltd	19,865,798
172,100		Nisshin Seifun Group, Inc	3,760,593
45,300		Nissin Food Products Co Ltd	3,335,627
65,000		Nitori Co Ltd	10,961,258
134,800		Nitto Denko Corp	10,021,682
289,000		NKSJ Holdings, Inc	12,100,460
87,400		NOK Corp	1,787,446
2,976,600		Nomura Holdings, Inc	17,143,881
108,700		Nomura Real Estate Holdings, Inc	2,689,934
3,211		Nomura Real Estate Master Fund, Inc	4,488,506
104,400		Nomura Research Institute Ltd	5,377,098
317

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

329,300		NSK Ltd	$4,406,587
523,500		NTT Data Corp	5,641,754
1,136,300		NTT DoCoMo, Inc	29,355,177
531,000		Obayashi Corp	6,115,108
54,400		Obic Co Ltd	4,556,611
258,400		Odakyu Electric Railway Co Ltd	5,561,639
712,000		OJI Paper Co Ltd	5,008,633
233,800		Olympus Corp	8,718,527
158,600		Omron Corp	8,559,538
339,700		Ono Pharmaceutical Co Ltd	7,852,253
30,400		Oracle Corp Japan	2,497,286
176,500		Oriental Land Co Ltd	17,589,053
1,084,700		ORIX Corp	19,024,388
304,000		Osaka Gas Co Ltd	6,546,322
430,900		Osaka Securities Exchange Co Ltd	7,979,867
81,800		Otsuka Corp	3,790,400
316,000		Otsuka Holdings KK	16,521,329
1,797,100		Panasonic Corp	26,609,921
102,100		Park24 Co Ltd	2,892,210
72,000		Pola Orbis Holdings, Inc	3,141,329
756,400		Rakuten, Inc	5,375,411
899,100		Recruit Holdings Co Ltd	20,730,509
676,700	*,e	Renesas Electronics Corp	7,059,124
1,784,300		Resona Holdings, Inc	10,138,534
578,800		Ricoh Co Ltd	5,655,616
32,700		Rinnai Corp	3,255,241
78,200		Rohm Co Ltd	7,246,248
19,700		Ryohin Keikaku Co Ltd	6,738,653
48,100		Sankyo Co Ltd	1,686,248
301,100		Santen Pharmaceutical Co Ltd	5,056,767
176,540		SBI Holdings, Inc	4,451,507
170,400		Secom Co Ltd	12,784,050
129,700		Sega Sammy Holdings, Inc	2,130,543
186,100		Seibu Holdings, Inc	3,137,696
216,700		Seiko Epson Corp	4,073,267
322,300		Sekisui Chemical Co Ltd	5,701,512
469,200		Sekisui House Ltd	8,599,769
612,700		Seven & I Holdings Co Ltd	26,996,038
448,000		Seven Bank Ltd	1,504,143
119,899	*,e	Sharp Corp	3,502,871
213,400		Shimadzu Corp	5,791,942
19,200		Shimamura Co Ltd	2,234,367
61,100		Shimano, Inc	8,124,384
455,500		Shimizu Corp	4,506,635
316,000		Shin-Etsu Chemical Co Ltd	31,710,491
137,200		Shinsei Bank Ltd	2,136,146
244,100		Shionogi & Co Ltd	12,544,713
313,600		Shiseido Co Ltd	20,346,680
408,000		Shizuoka Bank Ltd	4,137,453
246,800		Shoei Co Ltd	2,655,674
143,700		Showa Shell Sekiyu KK	2,029,127
46,900		SMC Corp	17,821,662
674,000		Softbank Corp	51,499,454
59,200		Sohgo Security Services Co Ltd	2,922,927
318

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,035,100		Sony Corp	$48,345,482
150,100		Sony Financial Holdings, Inc	2,738,405
111,400		Stanley Electric Co Ltd	4,025,920
150,100		Start Today Co Ltd	4,333,978
202,500		Sumco Corp	4,945,967
1,293,009		Sumitomo Chemical Co Ltd	7,398,145
958,600		Sumitomo Corp	17,207,385
133,100	e	Sumitomo Dainippon Pharma Co Ltd	2,420,663
619,900		Sumitomo Electric Industries Ltd	9,490,087
100,200		Sumitomo Heavy Industries Ltd	3,828,671
203,700		Sumitomo Metal Mining Co Ltd	8,689,913
1,092,300		Sumitomo Mitsui Financial Group, Inc	45,525,143
292,000		Sumitomo Realty & Development Co Ltd	11,599,178
135,000		Sumitomo Rubber Industries, Inc	2,410,787
62,100		Sundrug Co Ltd	3,194,615
116,100		Suntory Beverage & Food Ltd	5,713,273
129,000		Suruga Bank Ltd	1,747,490
62,400		Suzuken Co Ltd	2,683,103
279,600		Suzuki Motor Corp	15,027,893
128,600		Sysmex Corp	11,360,172
440,200		T&D Holdings, Inc	7,476,350
95,400		Taiheiyo Cement Corp	3,602,300
171,200		Taisei Corp	9,235,545
32,300		Taisho Pharmaceutical Holdings Co Ltd	3,089,515
97,100		Taiyo Nippon Sanso Corp	1,439,578
224,000		Takashimaya Co Ltd	1,923,587
580,500		Takeda Pharmaceutical Co Ltd	24,444,869
175,000		Tanabe Seiyaku Co Ltd	3,323,824
106,700		TDK Corp	9,196,346
157,200		Teijin Ltd	2,955,495
140,500		Temp Holdings Co Ltd	3,339,708
265,800		Terumo Corp	15,039,173
97,500		THK Co Ltd	3,398,185
152,600		Tobu Railway Co Ltd	4,859,056
88,500		Toho Co Ltd	2,952,028
64,300		Toho Gas Co Ltd	1,955,010
367,000		Tohoku Electric Power Co, Inc	4,739,596
551,400		Tokio Marine Holdings, Inc	26,024,560
1,168,300	*	Tokyo Electric Power Co, Inc	5,553,799
127,700		Tokyo Electron Ltd	24,525,157
313,000		Tokyo Gas Co Ltd	8,399,452
176,800		Tokyo Tatemono Co Ltd	2,692,515
426,100		Tokyu Corp	7,152,639
409,400		Tokyu Fudosan Holdings Corp	3,221,771
385,000		Toppan Printing Co Ltd	3,219,435
1,193,200		Toray Industries, Inc	11,138,015
5,290,000	*	Toshiba Corp	14,177,646
238,300		Tosoh Corp	4,215,129
117,200		Toto Ltd	6,642,809
135,500		Toyo Seikan Kaisha Ltd	2,131,840
83,400		Toyo Suisan Kaisha Ltd	3,283,737
45,700		Toyoda Gosei Co Ltd	1,153,879
133,800		Toyota Industries Corp	7,890,310
319

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

2,132,300		Toyota Motor Corp	$139,819,909
176,000		Toyota Tsusho Corp	6,310,741
99,400		Trend Micro, Inc	5,943,016
29,400		Tsuruha Holdings, Inc	4,220,076
322,100		Uni-Charm Corp	9,055,465
2,714		United Urban Investment Corp	4,168,540
170,900		USS Co Ltd	3,588,956
131,600		West Japan Railway Co	9,301,652
1,156,300	e	Yahoo! Japan Corp	4,752,022
89,400		Yakult Honsha Co Ltd	6,369,003
480,100	e	Yamada Denki Co Ltd	2,511,152
138,000		Yamaguchi Financial Group, Inc	1,723,832
138,300		Yamaha Corp	6,673,371
233,500		Yamaha Motor Co Ltd	7,466,026
280,100	e	Yamato Transport Co Ltd	7,201,457
118,900		Yamazaki Baking Co Ltd	2,603,592
209,800		Yaskawa Electric Corp	8,517,358
198,100		Yokogawa Electric Corp	4,362,101
93,800		Yokohama Rubber Co Ltd	2,208,623
		TOTAL JAPAN	2,975,250,815

JERSEY, C.I. - 0.0%
77,268		Randgold Resources Ltd	6,265,163
		TOTAL JERSEY, C.I.	6,265,163

LUXEMBOURG - 0.3%
536,465	*	ArcelorMittal	18,182,759
9,370		Eurofins Scientific	5,054,151
55,990		Millicom International Cellular S.A.	3,708,703
37,707		RTL Group	3,102,888
295,829	e	SES Global S.A.	4,564,301
391,592		Tenaris S.A.	7,338,919
		TOTAL LUXEMBOURG	41,951,721

MACAU - 0.2%
867,600		MGM China Holdings Ltd	2,379,280
2,020,000		Sands China Ltd	11,674,340
1,366,400		Wynn Macau Ltd	5,049,339
		TOTAL MACAU	19,102,959

MEXICO - 0.0%
190,935		Fresnillo plc	3,351,292
		TOTAL MEXICO	3,351,292

NETHERLANDS - 4.7%
350,454	g	ABN AMRO Group NV (ADR)	10,868,010
1,449,947		Aegon NV	10,626,349
203,262		Akzo Nobel NV	18,407,060
459,152	*,e	Altice NV (Class A)	4,394,553
316,812	e	ASML Holding NV	60,315,847
87,645		Boskalis Westminster	2,596,418
146,345		DSM NV	15,125,159
320

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

91,623		EXOR NV	$6,787,768
96,725		Heineken Holding NV	9,818,602
211,167		Heineken NV	22,230,676
3,181,207	e	ING Groep NV	53,604,961
1,047,038		Koninklijke Ahold Delhaize NV	25,259,243
2,728,039		Koninklijke KPN NV	8,490,293
764,586		Koninklijke Philips Electronics NV	32,362,023
58,683		Koninklijke Vopak NV	2,893,962
247,830		NN Group NV	11,877,177
278,624	*	NXP Semiconductors NV	29,227,658
95,508		Randstad Holdings NV	6,147,210
3,709,147		Royal Dutch Shell plc (A Shares)	129,045,645
3,056,045		Royal Dutch Shell plc (B Shares)	109,097,228
239,356		Wolters Kluwer NV	12,951,502
		TOTAL NETHERLANDS	582,127,344

NEW ZEALAND - 0.2%
808,611		Auckland International Airport Ltd	3,618,278
489,251		Fisher & Paykel Healthcare Corp	4,375,684
689,782		Fletcher Building Ltd	3,055,062
1,019,409		Meridian Energy Ltd	2,105,787
577,671		Mighty River Power Ltd	1,292,747
340,349		Ryman Healthcare Ltd	2,533,204
1,368,362		Telecom Corp of New Zealand Ltd	3,322,975
		TOTAL NEW ZEALAND	20,303,737

NORWAY - 0.7%
802,326	e	DNB NOR Holding ASA	15,004,570
170,835		Gjensidige Forsikring BA	2,704,024
1,072,928		Norsk Hydro ASA	6,701,457
665,736		Orkla ASA	6,161,512
340,962		PAN Fish ASA	7,422,015
86,109		Schibsted ASA (B Shares)	2,316,704
948,596		Statoil ASA	24,258,162
611,133		Telenor ASA	13,526,755
147,856		Yara International ASA	6,236,354
		TOTAL NORWAY	84,331,553

PORTUGAL - 0.1%
2,002,795	e	Energias de Portugal S.A.	7,430,294
393,825		Galp Energia SGPS S.A.	7,558,699
206,678		Jeronimo Martins SGPS S.A.	3,624,510
		TOTAL PORTUGAL	18,613,503

SINGAPORE - 1.3%
1,879,208		Ascendas REIT	3,769,860
2,022,893		CapitaCommercial Trust	2,763,670
2,082,500		CapitaLand Ltd	5,872,330
2,142,730		CapitaMall Trust	3,383,728
336,700		City Developments Ltd	3,199,627
1,748,900		ComfortDelgro Corp Ltd	2,951,773
1,458,676		DBS Group Holdings Ltd	33,654,700
4,978,900		Genting Singapore plc	4,362,091
321

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

5,804,147		Golden Agri-Resources Ltd	$1,504,937
72,109		Jardine Cycle & Carriage Ltd	1,855,279
1,160,500		Keppel Corp Ltd	7,117,533
2,563,891		Oversea-Chinese Banking Corp	26,481,357
727,360		SembCorp Industries Ltd	1,675,416
479,133		Singapore Airlines Ltd	3,909,422
641,600		Singapore Airport Terminal Services Ltd	2,666,100
734,800		Singapore Exchange Ltd	4,261,118
1,303,100	e	Singapore Press Holdings Ltd	2,662,801
1,313,900		Singapore Technologies Engineering Ltd	3,438,258
6,623,303		Singapore Telecommunications Ltd	17,519,256
602,800	e	StarHub Ltd	1,028,326
1,907,600		Suntec Real Estate Investment Trust	2,803,994
1,089,829		United Overseas Bank Ltd	24,678,316
397,777		UOL Group Ltd	2,627,167
1,303,400		Wilmar International Ltd	3,188,671
		TOTAL SINGAPORE	167,375,730

SOUTH AFRICA - 0.1%
550,602		Investec plc	4,355,686
297,096	e	Mediclinic International plc	2,733,815
294,219		Mondi plc	8,190,194
		TOTAL SOUTH AFRICA	15,279,695

SPAIN - 3.2%
550,819		Abertis Infraestructuras S.A. (Continuous)	12,143,845
199,762		ACS Actividades Construccion y Servicios S.A.	8,418,914
53,316	g	Aena S.A.	10,989,950
355,782		Amadeus IT Holding S.A.	25,957,779
5,457,053		Banco Bilbao Vizcaya Argentaria S.A.	44,158,755
4,395,208		Banco de Sabadell S.A.	8,600,927
13,210,478	e	Banco Santander S.A.	85,351,861
1,035,649	e	Bankia S.A.	4,544,023
539,224		Bankinter S.A.	5,635,504
2,917,552		CaixaBank S.A.	14,187,683
902,370		Corp Mapfre S.A.	3,130,304
194,119		Enagas	5,642,254
254,358		Endesa S.A.	5,931,677
413,176		Ferrovial S.A.	8,825,087
279,858		Gas Natural SDG S.A.	7,054,557
246,719		Grifols S.A.	6,917,443
4,736,017		Iberdrola S.A.	36,590,178
897,567	e	Industria De Diseno Textil S.A.	27,822,940
340,970		Red Electrica Corp S.A.	7,102,544
1,024,552		Repsol YPF S.A.	19,551,324
203,354	e	Siemens Gamesa Renewable Energy	3,482,346
3,812,340		Telefonica S.A.	38,849,573
		TOTAL SPAIN	390,889,468

SWEDEN - 2.5%
229,780		Alfa Laval AB	5,684,445
810,818		Assa Abloy AB	16,992,245
548,406		Atlas Copco AB (A Shares)	21,446,144
322

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

313,065		Atlas Copco AB (B Shares)	$11,096,116
218,488		Boliden AB	7,570,528
195,740		Electrolux AB (Series B)	5,151,224
2,531,069		Ericsson (LM) (B Shares)	19,295,514
506,963		Essity AB	12,859,196
215,031	*,e	Getinge AB (B Shares)	2,003,451
780,716	e	Hennes & Mauritz AB (B Shares)	13,416,117
211,019		Hexagon AB (B Shares)	12,184,001
345,532		Husqvarna AB (B Shares)	3,323,284
64,682	e	ICA Gruppen AB	2,008,400
141,138	e	Industrivarden AB	2,971,607
185,201		Investment AB Kinnevik (B Shares)	6,674,154
373,887		Investor AB (B Shares)	16,276,784
29,527	e	Lundbergs AB (B Shares)	1,998,513
150,802	*	Lundin Petroleum AB	4,157,148
2,484,237		Nordea Bank AB	25,266,306
912,348		Sandvik AB	15,555,921
256,214	e	Securitas AB (B Shares)	4,139,980
1,266,830		Skandinaviska Enskilda Banken AB (Class A)	11,893,039
294,111	e	Skanska AB (B Shares)	5,727,987
301,446		SKF AB (B Shares)	6,102,717
1,251,550		Svenska Handelsbanken AB	13,957,607
751,916		Swedbank AB (A Shares)	16,334,073
149,590		Swedish Match AB	6,710,638
285,807		Tele2 AB (B Shares)	3,704,606
2,262,732		TeliaSonera AB	11,141,031
1,266,487		Volvo AB (B Shares)	21,462,356
		TOTAL SWEDEN	307,105,132

SWITZERLAND - 8.1%
1,505,935		ABB Ltd	35,111,716
130,017		Adecco S.A.	8,610,400
39,009		Baloise Holding AG.	6,183,117
1,795		Barry Callebaut AG.	3,222,525
425,116		Cie Financiere Richemont S.A.	40,410,956
183,767		Clariant AG.	4,242,316
139,917		Coca-Cola HBC AG.	4,687,333
1,981,995		Credit Suisse Group	33,428,784
28,922	*,e	Dufry Group	4,090,665
6,816		EMS-Chemie Holding AG.	4,209,851
30,580		Geberit AG.	13,049,464
7,377		Givaudan S.A.	16,421,562
9,966,087		Glencore Xstrata plc	48,006,581
370,110		Holcim Ltd	20,560,165
180,453		Julius Baer Group Ltd	10,709,582
44,931		Kuehne & Nagel International AG.	6,995,571
921	*	Lindt & Spruengli AG.	5,920,231
89	*	Lindt & Spruengli AG. (Registered)	6,750,376
60,379		Lonza Group AG.	14,752,512
2,544,625		Nestle S.A.	197,132,294
1,818,238		Novartis AG.	139,957,584
28,484		Pargesa Holding S.A.	2,665,809
14,298		Partners Group	10,428,533
323

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

41,365		Phonak Holding AG.	$6,816,690
574,236		Roche Holding AG.	127,587,979
32,098		Schindler Holding AG.	6,627,804
16,200		Schindler Holding AG. (Registered)	3,241,609
4,367		SGS S.A.	10,605,908
1,732		Sika AG.	12,567,787
521,813		STMicroelectronics NV	11,393,929
8,162		Straumann Holding AG.	5,540,586
24,772		Swatch Group AG.	11,894,955
45,829		Swatch Group AG. (Registered)	4,083,530
26,501		Swiss Life Holding	9,270,547
62,797		Swiss Prime Site AG.	5,883,698
256,171		Swiss Re Ltd	24,405,212
20,424		Swisscom AG.	9,796,012
2,990,649		UBS AG.	50,197,717
38,736		Vifor Pharma AG.	6,112,976
201,423		Wolseley plc	15,418,334
123,544		Zurich Financial Services AG.	39,464,329
		TOTAL SWITZERLAND	998,457,529

UNITED KINGDOM - 15.5%
793,572		3i Group plc	10,243,549
175,911		Admiral Group plc	4,814,049
1,090,018		Anglo American plc (London)	25,647,306
406,770		Ashtead Group plc	11,297,114
285,766		Associated British Foods plc	10,622,177
1,031,891		AstraZeneca plc	72,234,748
826,749	g	Auto Trader Group plc	4,017,273
3,254,967		Aviva plc	23,649,511
235,649	e	Babcock International Group	2,378,563
2,599,089		BAE Systems plc	21,806,918
13,892,048		Barclays plc	39,607,623
825,729		Barratt Developments plc	6,331,735
106,342		Berkeley Group Holdings plc	5,953,447
16,139,400		BP plc	119,882,785
1,872,127		British American Tobacco plc	102,681,445
776,150		British Land Co plc	7,167,670
6,908,127		BT Group plc	23,711,031
275,325		Bunzl plc	7,983,477
341,531		Burberry Group plc	8,576,791
548,062	e	Capita Group plc	1,445,277
4,520,456		Centrica plc	9,571,449
833,795		CNH Industrial NV	10,259,470
2,038,564	*	Cobham plc	3,219,656
182,705		Coca-Cola European Partners plc (Class A)	7,162,036
1,288,987		Compass Group plc	27,652,324
1,123,458	g	ConvaTec Group plc	3,344,538
104,977		Croda International plc	6,421,714
76,217		DCC plc	7,315,661
2,030,731		Diageo plc	72,445,610
1,096,677		Direct Line Insurance Group plc	5,635,038
135,840		easyJet plc	2,961,245
753,418		Experian Group Ltd	17,262,441
324

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

878,798	*	Fiat DaimlerChrysler Automobiles NV	$19,525,810
4,008,541		GlaxoSmithKline plc	80,399,939
1,263,663		Group 4 Securicor plc	4,489,444
439,175		GVC Holdings plc	5,375,764
681,608		Hammerson plc	5,138,227
211,854		Hargreaves Lansdown plc	5,193,929
16,336,952		HSBC Holdings plc	162,650,323
230,174		IMI plc	3,449,852
773,884		Imperial Tobacco Group plc	27,689,273
144,100		InterContinental Hotels Group plc	9,091,468
524,304		International Consolidated Airlines Group S.A.	4,524,372
126,854		Intertek Group plc	8,530,074
2,890,965		ITV plc	6,014,282
1,340,401		J Sainsbury plc	5,687,543
545,841		John Wood Group plc	4,254,806
154,870		Johnson Matthey plc	6,999,254
1,738,180		Kingfisher plc	7,248,958
614,821		Land Securities Group plc	8,346,307
4,789,301		Legal & General Group plc	17,738,305
58,684,545		Lloyds TSB Group plc	52,050,071
246,498		London Stock Exchange Group plc	14,565,036
1,307,069		Marks & Spencer Group plc	5,168,205
586,475		Meggitt plc	3,799,392
3,925,434	h	Melrose Industries plc	12,308,778
608,420	g	Merlin Entertainments plc	3,077,823
351,697		Micro Focus International plc	6,064,349
2,770,750		National Grid plc	32,057,411
119,771		Next plc	8,651,806
4,005,184		Old Mutual plc	13,798,130
653,168		Pearson plc	7,488,328
253,373		Persimmon plc	9,464,852
2,104,252		Prudential plc	54,108,786
545,584		Reckitt Benckiser Group plc	42,799,962
767,373		Reed Elsevier NV	16,327,488
857,643		Reed Elsevier plc	18,330,397
346,389		Rio Tinto Ltd	20,615,048
992,349		Rio Tinto plc	54,088,867
1,337,552		Rolls-Royce Group plc	15,447,585
94,966,192	*,h,m	Rolls-Royce Holdings plc	130,740
2,931,562	*	Royal Bank of Scotland Group plc	10,856,145
778,694		Royal Mail plc	6,210,050
817,864		RSA Insurance Group plc	7,379,564
856,711		Sage Group plc	7,451,380
96,322		Schroders plc	4,357,658
828,598		Scottish & Southern Energy plc	15,725,618
756,705		Segro plc	6,714,811
199,881		Severn Trent plc	5,322,384
741,677		Shire Ltd	39,494,197
849,349		Sky plc	16,115,152
699,719		Smith & Nephew plc	13,400,342
314,705		Smiths Group plc	6,895,578
424,258		St. James’s Place plc	6,608,780
2,663,486	*	Standard Chartered plc	27,977,327
325

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

2,177,133		Standard Life plc	$10,891,522
2,714,713		Taylor Wimpey plc	7,149,292
7,891,396		Tesco plc	25,559,725
221,982		Travis Perkins plc	3,865,534
1,329,949		Unilever NV	76,244,069
1,011,166		Unilever plc	56,718,352
567,246		United Utilities Group plc	5,784,414
21,699,600		Vodafone Group plc	63,323,996
184,175		Weir Group plc	5,389,291
146,594		Whitbread plc	8,625,171
1,790,227		WM Morrison Supermarkets plc	5,970,699
1,037,021		WPP plc	17,795,406
		TOTAL UNITED KINGDOM	1,927,821,112

UNITED STATES - 0.2%
150,002		Carnival plc	9,749,427
73,018		iShares MSCI EAFE Index Fund	5,165,293
179,126	*	QIAGEN NV (Turquoise)	5,859,467
		TOTAL UNITED STATES	20,774,187

		TOTAL COMMON STOCKS	12,228,989,193
		(Cost $10,110,506,722)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 5.6%

GOVERNMENT AGENCY DEBT - 0.3%
$34,350,000		Federal Home Loan Bank (FHLB)	1.580%	05/01/18	34,350,000
		TOTAL GOVERNMENT AGENCY DEBT			34,350,000

TREASURY DEBT - 0.4%
18,765,000		United States Treasury Bill	1.634	05/03/18	18,763,369
23,440,000		United States Treasury Bill	1.603	05/10/18	23,431,005
12,000,000		United States Treasury Bill	1.623	05/24/18	11,987,752
		TOTAL TREASURY DEBT			54,182,126

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.9%
602,052,569	c	State Street Navigator Securities Lending Government Money Market Portfolio			602,052,569
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			602,052,569

		TOTAL SHORT-TERM INVESTMENTS			690,584,695
		(Cost $690,584,062)
		TOTAL INVESTMENTS - 104.2%			12,919,573,888
		(Cost $10,801,090,784)
		OTHER ASSETS & LIABILITIES, NET - (4.2)%			(518,222,808)
		NET ASSETS - 100.0%			$12,401,351,080
326

TIAA-CREF FUNDS - International Equity Index Fund

Abbreviation(s):
ADR American Depository Receipt
REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $572,068,793.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/18, the aggregate value of these securities amounted to $86,917,362 or 0.7% of net assets.
h	These securities were purchased on a delayed delivery basis.
m	Indicates a security that has been deemed illiquid.

Futures contracts outstanding as of April 30, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index	856	6/15/18	$87,090,746	$86,734,200	$(356,546)
327

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2018

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$2,575,121,112	20.7%
INDUSTRIALS	1,734,486,357	14.0
CONSUMER DISCRETIONARY	1,577,121,849	12.7
CONSUMER STAPLES	1,328,418,642	10.7
HEALTH CARE	1,224,184,756	9.9
MATERIALS	982,978,828	7.9
INFORMATION TECHNOLOGY	791,990,987	6.4
ENERGY	703,216,311	5.7
TELECOMMUNICATION SERVICES	473,636,585	3.8
REAL ESTATE	433,515,818	3.5
UTILITIES	404,317,948	3.3
SHORT-TERM INVESTMENTS	690,584,695	5.6
OTHER ASSETS & LIABILITIES, NET	(518,222,808)	(4.2)

NET ASSETS	$12,401,351,080	100.0%
328

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2018

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE

BONDS - 95.0%

CORPORATE BONDS - 46.6%

ARGENTINA - 3.0%
	$2,020,000	g	AES Argentina Generacion S.A.		7.750%	02/02/24	$2,101,830
	2,000,000	g	Rio Energy S.A.		6.875	02/01/25	1,950,000
	1,800,000	g	Tecpetrol S.A.		4.875	12/12/22	1,741,500
	800,000	g	Transportadora de Gas del Sur S.A.		6.750	05/02/25	798,400
	2,000,000	g,i	YPF S.A.	Argentina Deposit Rates Badlar + 4.000%	26.563	07/07/20	1,516,116
	1,950,000	g	YPF S.A.		6.950	07/21/27	1,906,515
	2,000,000	g	YPF S.A.		7.000	12/15/47	1,774,000
			TOTAL ARGENTINA				11,788,361

BAHRAIN - 0.4%
	1,800,000	g	Oil and Gas Holding Co BSCC		7.500	10/25/27	1,747,976
			TOTAL BAHRAIN				1,747,976

BRAZIL - 4.4%
	1,450,000	g	Banco Votorantim S.A.		8.250	12/30/49	1,463,875
	2,000,000	g	Caixa Economica Federal		3.500	11/07/22	1,880,000
	1,625,000	g	Klabin Finance S.A.		4.875	09/19/27	1,557,969
	1,800,000	g	MARB BondCo plc		6.875	01/19/25	1,692,000
	1,106,009	g	Odebrecht Offshore Drilling Finance Ltd		6.720	12/01/22	1,057,621
	3,335,523	g,o	Odebrecht Offshore Drilling Finance Ltd		7.720	12/01/26	967,302
	527,012	g,j	Odebrecht Oil & Gas Finance Ltd		0.000	12/30/49	10,593
BRL	2,305,000	†,g,q	Oi S.A.		9.750	09/15/16	312,536
	$1,100,000	†,g,q	Oi S.A.		5.750	02/10/22	522,500
	1,500,000		Petrobras Global Finance BV		7.375	01/17/27	1,608,750
	1,125,000		Petrobras Global Finance BV		5.750	02/01/29	1,067,625
	1,700,000		Petrobras Global Finance BV		5.625	05/20/43	1,419,245
	1,000,000	g	Rio Oil Finance Trust		8.200	04/06/28	1,041,000
	1,800,000	g,q	Telemar Norte Leste S.A.		5.500	10/23/20	855,000
	2,000,000	g	Vrio Finco LLC		6.875	04/04/28	1,992,500
			TOTAL BRAZIL				17,448,516

CHILE - 1.8%
	2,350,000	g	Banco del Estado de Chile		2.668	01/08/21	2,291,250
	1,550,000	g	Corp Nacional del Cobre de Chile-CODELCO		3.625	08/01/27	1,474,639
	1,475,000	g	Empresa Nacional del Petroleo		4.500	09/14/47	1,345,938
	2,000,000	g	Latam Finance Ltd		6.875	04/11/24	2,045,000
			TOTAL CHILE				7,156,827
329

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

CHINA - 0.9%
	$1,800,000		China Evergrande Group	8.250%	03/23/22	$1,785,791
	2,050,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	1,845,000
			TOTAL CHINA			3,630,791

COLOMBIA - 1.8%
	1,500,000	g	Banco de Bogota S.A.	6.250	05/12/26	1,556,250
	2,000,000	g	Colombia Telecomunicaciones S.A. ESP	5.375	09/27/22	1,997,500
	1,500,000		Ecopetrol S.A.	5.375	06/26/26	1,547,250
	1,800,000	g	GrupoSura Finance S.A.	5.500	04/29/26	1,874,250
			TOTAL COLOMBIA			6,975,250

GHANA - 1.2%
	3,000,000	g	Tullow Oil plc	6.250	04/15/22	3,045,000
	1,725,000	g	Tullow Oil plc	7.000	03/01/25	1,748,805
			TOTAL GHANA			4,793,805

INDIA - 2.1%
	2,300,000	g	Azure Power Energy Ltd	5.500	11/03/22	2,248,469
	2,000,000	g	Delhi International Airport Ltd	6.125	10/31/26	2,003,832
	1,800,000	g	Greenko Dutch BV	5.250	07/24/24	1,737,000
	2,400,000	g	ICICI Bank Ltd	3.800	12/14/27	2,220,393
			TOTAL INDIA			8,209,694

INDONESIA - 4.3%
	1,700,000	g	Golden Legacy Pte Ltd	8.250	06/07/21	1,781,043
IDR	12,280,000,000	g	Jasa Marga Persero Tbk PT	7.500	12/11/20	867,183
	$1,800,000	g	Listrindo Capital BV	4.950	09/14/26	1,696,500
	2,000,000	g	Medco Platinum Road Pte Ltd	6.750	01/30/25	1,909,126
	1,800,000	g	Minejesa Capital BV	5.625	08/10/37	1,741,084
	1,500,000	g	Pelabuhan Indonesia II PT	4.250	05/05/25	1,458,750
	1,750,000	g,h	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	1,739,323
	1,930,000	g	Pertamina Persero PT	4.300	05/20/23	1,931,878
	2,000,000	g	Perusahaan Listrik Negara PT	5.250	10/24/42	1,907,500
	2,000,000	g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	1,927,608
			TOTAL INDONESIA			16,959,995

ISRAEL - 1.2%
	2,000,000	g	Israel Electric Corp Ltd	4.250	08/14/28	1,910,540
	1,800,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	1,433,250
	1,250,000	g	Teva Pharmaceutical Finance Netherlands III BV	6.750	03/01/28	1,233,447
			TOTAL ISRAEL			4,577,237

JAMAICA - 0.3%
	1,400,000	g	Digicel Group Ltd	7.125	04/01/22	1,138,326
			TOTAL JAMAICA			1,138,326
330

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

KAZAKHSTAN - 1.5%
KZT	453,000,000	g	Development Bank of Kazakhstan JSC	8.950%	05/04/23	$1,376,900
	$1,500,000	g	Kazkommertsbank JSC	5.500	12/21/22	1,489,542
	1,050,000	g	KazMunayGas National Co JSC	6.375	10/24/48	1,068,938
	2,175,000	g	KazTransGas JSC	4.375	09/26/27	2,068,492
			TOTAL KAZAKHSTAN			6,003,872

MACAU - 0.5%
	2,000,000	g	Wynn Macau Ltd	5.500	10/01/27	1,940,020
			TOTAL MACAU			1,940,020

MALAYSIA - 0.5%
	2,000,000		1MDB Global Investments Ltd	4.400	03/09/23	1,906,334
			TOTAL MALAYSIA			1,906,334

MEXICO - 6.0%
MXN	25,450,000		America Movil SAB de C.V.	6.450	12/05/22	1,254,330
	$800,000	g	BBVA Bancomer S.A.	5.350	11/12/29	777,600
	2,625,000	g	BBVA Bancomer S.A.	5.125	01/18/33	2,477,344
	2,225,000	g	Cometa Energia S.A. de C.V.	6.375	04/24/35	2,180,500
	1,200,000	g	Grupo Bimbo SAB de C.V.	5.950	12/30/49	1,201,080
	2,000,000		Grupo Financiero Santander Mexico SAB de C.V.	8.500	12/30/49	2,210,000
	1,475,000	g	Mexico City Airport Trust	5.500	07/31/47	1,310,906
	4,550,000		Petroleos Mexicanos	6.500	03/13/27	4,700,150
	2,100,000	g	Petroleos Mexicanos	5.350	02/12/28	1,997,940
	2,075,000	g	Petroleos Mexicanos	6.350	02/12/48	1,902,775
	1,550,000	g	Sigma Finance Netherlands BV	4.875	03/27/28	1,515,916
	2,000,000	g	Unifin Financiera SAB de C.V. SOFOM ENR	7.375	02/12/26	1,940,000
			TOTAL MEXICO			23,468,541

NIGERIA - 0.9%
	1,500,000	g	Access Bank plc	10.500	10/19/21	1,670,931
	2,000,000	g	IHS Netherlands Holdco BV	9.500	10/27/21	2,064,758
			TOTAL NIGERIA			3,735,689

OMAN - 0.9%
	1,800,000	g	Lamar Funding Ltd	3.958	05/07/25	1,588,669
	1,850,000	g	Oztel Holdings SPC Ltd	6.625	04/24/28	1,799,689
			TOTAL OMAN			3,388,358

PERU - 3.2%
PEN	5,940,000	g	Fondo MIVIVIENDA S.A.	7.000	02/14/24	2,004,042
	$2,000,000	g	Inkia Energy Ltd	5.875	11/09/27	1,910,000
	1,500,000	g	Intercorp Financial Services, Inc	4.125	10/19/27	1,393,125
	1,700,000	g	Peru LNG Srl	5.375	03/22/30	1,689,375
	2,000,000	g	Petroleos del Peru S.A.	4.750	06/19/32	1,897,500
331

TIAA-CREF FUNDS - Emerging Markets Debt Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$1,800,000	g	Petroleos del Peru S.A.	5.625%	06/19/47	$1,750,950
1,750,000	g	Union Andina de Cementos SAA	5.875	10/30/21	1,804,687
		TOTAL PERU			12,449,679

RUSSIA - 1.7%
2,000,000	g	Credit Bank of Moscow Via CBOM Finance plc	5.550	02/14/23	1,858,866
1,800,000	g	Credit Bank of Moscow Via CBOM Finance plc	7.500	10/05/27	1,538,820
450,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	03/23/27	443,270
1,550,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	02/06/28	1,526,099
1,500,000	g	LUKOIL International Finance BV	4.563	04/24/23	1,487,292
		TOTAL RUSSIA			6,854,347

SOUTH AFRICA - 2.0%
4,000,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	3,987,724
2,000,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	2,120,302
1,800,000	g	Transnet SOC Ltd	4.000	07/26/22	1,748,265
		TOTAL SOUTH AFRICA			7,856,291

SWITZERLAND - 0.5%
2,000,000	g	Syngenta Finance NV	4.892	04/24/25	1,977,594
		TOTAL SWITZERLAND			1,977,594

TRINIDAD AND TOBAGO - 0.1%
450,000	g	Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	450,450
		TOTAL TRINIDAD AND TOBAGO			450,450

TURKEY - 3.9%
1,900,000	g	Akbank TAS	7.200	03/16/27	1,922,806
2,000,000	g	Akbank Turk AS.	6.797	04/27/28	1,968,560
1,800,000	g	Export Credit Bank of Turkey	5.375	10/24/23	1,759,471
1,375,000	g	Export Credit Bank of Turkey	6.125	05/03/24	1,369,569
1,800,000	g	TC Ziraat Bankasi AS.	5.125	05/03/22	1,751,472
1,550,000	g	Turkcell Iletisim Hizmetleri AS.	5.800	04/11/28	1,507,720
1,800,000	g	Turkiye Garanti Bankasi AS.	6.125	05/24/27	1,741,125
2,050,000	g	Turkiye Is Bankasi	6.125	04/25/24	1,989,517
1,800,000	g	Yapi ve Kredi Bankasi AS.	5.850	06/21/24	1,726,024
		TOTAL TURKEY			15,736,264

UKRAINE - 1.5%
1,625,000	g	MHP Lux S.A.	6.950	04/03/26	1,579,490
2,000,000	g	Ukreximbank Via Biz Finance plc	9.625	04/27/22	2,070,700
2,000,000	g	Ukreximbank Via Biz Finance plc	9.750	01/22/25	2,093,484
		TOTAL UKRAINE			5,743,674

UNITED ARAB EMIRATES - 0.4%
1,675,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600	11/02/47	1,575,801
		TOTAL UNITED ARAB EMIRATES			1,575,801
332

TIAA-CREF FUNDS - Emerging Markets Debt Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

UNITED KINGDOM - 0.4%
$1,800,000	g	Jaguar Land Rover Automotive plc	4.500%	10/01/27	$1,620,000
		TOTAL UNITED KINGDOM			1,620,000

URUGUAY - 0.4%
1,650,000	g	Arcos Dorados Holdings, Inc	5.875	04/04/27	1,654,125
		TOTAL URUGUAY			1,654,125

VENEZUELA - 0.2%
3,175,000	†,q	Petroleos de Venezuela S.A.	5.375	04/12/27	830,263
		TOTAL VENEZUELA			830,263

ZAMBIA - 0.6%
2,300,000	g	First Quantum Minerals Ltd	6.500	03/01/24	2,185,000
		TOTAL ZAMBIA			2,185,000

		TOTAL CORPORATE BONDS			183,803,080
		(Cost $188,868,363)

GOVERNMENT BONDS - 48.4%

ARGENTINA - 2.6%
1,750,000		Argentina Republic Government International Bond	5.625	01/26/22	1,764,875
3,200,000		Argentina Republic Government International Bond	5.875	01/11/28	2,931,200
3,500,000	g	Argentina Republic Government International Bond	7.125	06/28/17	3,109,750
2,650,000	g	Provincia de Buenos Aires	7.875	06/15/27	2,689,750
		TOTAL ARGENTINA			10,495,575

BAHRAIN - 0.6%
1,250,000	g	Bahrain Government International Bond	6.750	09/20/29	1,152,670
1,250,000	g	Bahrain Government International Bond	7.500	09/20/47	1,128,397
		TOTAL BAHRAIN			2,281,067

BARBADOS - 0.0%
150,000	g	Barbados Government International Bond	7.000	08/04/22	128,625
		TOTAL BARBADOS			128,625

BELARUS - 0.3%
1,450,000	g	Republic of Belarus International Bond	6.200	02/28/30	1,399,350
		TOTAL BELARUS			1,399,350
333

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

BRAZIL - 2.3%
	$1,500,000	g	Brazil Minas SPE via State of Minas Gerais	5.333%	02/15/28	$1,492,500
BRL	7,650,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	2,291,292
	10,600,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/29	3,062,578
	$1,800,000		Brazilian Government International Bond	7.125	01/20/37	2,052,000
			TOTAL BRAZIL			8,898,370

COLOMBIA - 1.1%
COP	5,065,000,000		Colombian TES	7.000	05/04/22	1,902,162
	6,225,000,000		Colombian TES	7.500	08/26/26	2,391,768
			TOTAL COLOMBIA			4,293,930

COSTA RICA - 0.6%
	$2,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	2,531,900
			TOTAL COSTA RICA			2,531,900

COTE D’IVOIRE - 0.9%
	1,842,750	g	Ivory Coast Government International Bond	5.750	12/31/32	1,757,735
	1,950,000	g	Ivory Coast Government International Bond	6.125	06/15/33	1,842,768
			TOTAL COTE D’IVOIRE			3,600,503

DOMINICAN REPUBLIC - 2.5%
	1,600,000	g	Dominican Republic International Bond	5.875	04/18/24	1,652,000
DOP	124,000,000	g	Dominican Republic International Bond	11.250	02/05/27	2,761,310
	$3,160,000	g	Dominican Republic International Bond	7.450	04/30/44	3,460,200
	2,000,000	g	Dominican Republic International Bond	6.500	02/15/48	1,987,000
			TOTAL DOMINICAN REPUBLIC			9,860,510

ECUADOR - 2.5%
	3,150,000	g	Ecuador Government International Bond	9.650	12/13/26	3,102,750
	1,750,000	g	Ecuador Government International Bond	8.875	10/23/27	1,649,375
	3,500,000	g	Ecuador Government International Bond	7.875	01/23/28	3,097,500
	1,500,000	g	Petroamazonas EP	4.625	02/16/20	1,428,750
	625,000	g	Petroamazonas EP	4.625	11/06/20	581,264
			TOTAL ECUADOR			9,859,639

EGYPT - 1.5%
	1,125,000	g	Egypt Government International Bond	5.577	02/21/23	1,129,464
	2,200,000	g	Egypt Government International Bond	6.588	02/21/28	2,170,126
	2,550,000	g	Egypt Government International Bond	8.500	01/31/47	2,730,341
			TOTAL EGYPT			6,029,931

EL SALVADOR - 1.0%
	1,950,000	g	El Salvador Government International Bond	5.875	01/30/25	1,911,000
	1,950,000	g	El Salvador Government International Bond	8.625	02/28/29	2,227,875
			TOTAL EL SALVADOR			4,138,875
334

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

GHANA - 0.2%
GHS	2,965,000	†,g	Citigroup Global Markets Holdings, Inc	24.500%	06/28/21	$789,006
			TOTAL GHANA			789,006

GREECE - 0.9%
EUR	2,850,000	g	Hellenic Republic Government Bond	3.375	02/15/25	3,415,668
			TOTAL GREECE			3,415,668

GUATEMALA - 0.4%
	$1,650,000	g	Guatemala Government International Bond	4.375	06/05/27	1,584,000
			TOTAL GUATEMALA			1,584,000

INDONESIA - 2.0%
IDR	13,400,000,000		Indonesia Treasury Bond	8.250	07/15/21	1,011,321
	14,800,000,000		Indonesia Treasury Bond	8.375	09/15/26	1,150,491
	$3,975,000	g	Perusahaan Penerbit SBSN Indonesia III	4.400	03/01/28	3,930,480
	1,600,000	g	Republic of Indonesia	5.250	01/17/42	1,654,624
			TOTAL INDONESIA			7,746,916

IRAQ - 0.5%
	2,000,000	g	Iraq Government International Bond	6.752	03/09/23	1,999,464
			TOTAL IRAQ			1,999,464

JAMAICA - 1.0%
	2,500,000		Jamaica Government International Bond	6.750	04/28/28	2,758,750
	1,000,000		Jamaica Government International Bond	7.875	07/28/45	1,175,000
			TOTAL JAMAICA			3,933,750

JORDAN - 0.4%
	1,475,000	g	Jordan Government International Bond	7.375	10/10/47	1,435,443
			TOTAL JORDAN			1,435,443

KENYA - 0.6%
	1,450,000	g	Kenya Government International Bond	7.250	02/28/28	1,496,955
	825,000	g	Kenya Government International Bond	8.250	02/28/48	849,988
			TOTAL KENYA			2,346,943

LEBANON - 1.6%
	1,500,000		Lebanon Government International Bond	6.100	10/04/22	1,428,000
	3,200,000		Lebanon Government International Bond	6.250	11/04/24	2,954,307
	2,000,000		Lebanon Government International Bond	6.650	02/26/30	1,738,400
			TOTAL LEBANON			6,120,707
335

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

MALAYSIA - 0.7%
MYR	10,300,000		Malaysia Government Bond	3.795%	09/30/22	$2,609,493
			TOTAL MALAYSIA			2,609,493

MEXICO - 0.8%
MXN	60,540,000		Mexican Bonos	6.500	06/09/22	3,135,661
			TOTAL MEXICO			3,135,661

MONGOLIA - 0.7%
	$2,950,000	g	Mongolia Government International Bond	5.125	12/05/22	2,836,679
			TOTAL MONGOLIA			2,836,679

NIGERIA - 1.1%
	1,725,000	g	Nigeria Government International Bond	6.500	11/28/27	1,736,863
	2,500,000	g	Nigeria Government International Bond	7.696	02/23/38	2,568,290
			TOTAL NIGERIA			4,305,153

OMAN - 0.3%
	1,200,000	g	Oman Government International Bond	6.500	03/08/47	1,107,000
			TOTAL OMAN			1,107,000

PAKISTAN - 0.7%
	2,750,000	g	Pakistan Government International Bond	6.875	12/05/27	2,572,853
			TOTAL PAKISTAN			2,572,853

PARAGUAY - 0.6%
	2,400,000	g	Paraguay Government International Bond	5.600	03/13/48	2,400,000
			TOTAL PARAGUAY			2,400,000

PERU - 0.7%
PEN	2,660,000	g	Peruvian Government International Bond	6.350	08/12/28	887,428
	5,425,000	g	Peruvian Government International Bond	6.950	08/12/31	1,883,996
			TOTAL PERU			2,771,424

POLAND - 0.6%
PLN	8,900,000		Republic of Poland Government Bond	2.500	07/25/26	2,449,686
			TOTAL POLAND			2,449,686

REPUBLIC OF SERBIA - 0.8%
RSD	158,000,000		Serbia Treasury Bonds	5.750	07/21/23	1,736,617
	145,000,000		Serbia Treasury Bonds	5.875	02/08/28	1,587,465
			TOTAL REPUBLIC OF SERBIA			3,324,082

RUSSIA - 2.3%
RUB	163,500,000		Russian Federal Bond - Federal Loan Obligation	7.000	08/16/23	2,622,673
	54,000,000		Russian Federal Bond - Federal Loan Obligation	7.700	03/23/33	879,384
336

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

	$3,000,000	g	Russian Foreign Bond - Eurobond	4.375%	03/21/29	$2,906,130
	2,600,000	g	Russian Foreign Bond - Eurobond	5.250	06/23/47	2,519,286
			TOTAL RUSSIA			8,927,473

RWANDA - 0.4%
	1,500,000	g	Rwanda International Government Bond	6.625	05/02/23	1,535,379
			TOTAL RWANDA			1,535,379

SENEGAL - 1.0%
EUR	1,000,000	g	Senegal Government International Bond	4.750	03/13/28	1,197,654
	$1,400,000	g	Senegal Government International Bond	6.250	05/23/33	1,349,236
	1,500,000	g	Senegal Government International Bond	6.750	03/13/48	1,412,764
			TOTAL SENEGAL			3,959,654

SOUTH AFRICA - 2.2%
	2,350,000		South Africa Government International Bond	5.875	09/16/25	2,465,695
ZAR	63,600,000		South Africa Government International Bond	7.000	02/28/31	4,439,678
	$1,715,000		South Africa Government International Bond	6.250	03/08/41	1,788,433
			TOTAL SOUTH AFRICA			8,693,806

SRI LANKA - 1.6%
	1,850,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,889,031
	4,250,000	g	Sri Lanka Government International Bond	6.750	04/18/28	4,229,825
			TOTAL SRI LANKA			6,118,856

THAILAND - 0.7%
THB	81,200,000		Thailand Government International Bond	3.400	06/17/36	2,666,980
			TOTAL THAILAND			2,666,980

TUNISIA - 0.7%
	$3,000,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	2,777,931
			TOTAL TUNISIA			2,777,931

TURKEY - 2.4%
	2,300,000		Turkey Government International Bond	3.250	03/23/23	2,122,173
	2,850,000		Turkey Government International Bond	6.000	03/25/27	2,861,086
	3,775,000		Turkey Government International Bond	5.125	02/17/28	3,528,500
	1,000,000		Turkey Government International Bond	6.875	03/17/36	1,026,916
			TOTAL TURKEY			9,538,675

UKRAINE - 2.8%
UAH	38,000,000	†	Citigroup Global Markets Holdings, Inc	14.700	01/25/21	1,485,959
	$3,575,000	g	Ukraine Government International Bond	7.750	09/01/23	3,601,813
	2,250,000	g	Ukraine Government International Bond	7.750	09/01/27	2,206,350
	3,800,000	g	Ukraine Government International Bond	7.375	09/25/32	3,506,480
337

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

	$520,000	†,g,j	Ukraine Government International Bond	0.000%	05/31/40	$351,000
			TOTAL UKRAINE			11,151,602

URUGUAY - 2.3%
UYU	17,300,000	g	Uruguay Government International Bond	9.875	06/20/22	632,833
	$2,000,000		Uruguay Government International Bond	4.375	10/27/27	2,015,000
UYU	64,700,000	g	Uruguay Government International Bond	8.500	03/15/28	2,172,203
	$3,450,000		Uruguay Government International Bond	5.100	06/18/50	3,389,625
UYU	17,600,000		Uruguay Notas del Tesoro	13.900	07/29/20	676,240
			TOTAL URUGUAY			8,885,901

VENEZUELA - 0.4%
	$5,750,000	†,q	Venezuela Government International Bond	9.250	05/07/28	1,624,375
			TOTAL VENEZUELA			1,624,375

ZAMBIA - 1.1%
	3,500,000	g	Zambia Government International Bond	8.500	04/14/24	3,526,597
	750,000	g	Zambia Government International Bond	8.970	07/30/27	753,749
			TOTAL ZAMBIA			4,280,346

			TOTAL GOVERNMENT BONDS			190,563,181
			(Cost $194,054,362)

			TOTAL BONDS			374,366,261
			(Cost $382,922,725)

SHORT-TERM INVESTMENTS - 4.1%

ARGENTINA - 0.2%
ARS	20,500,000		Bonos de la Nacion Argentina con Ajuste por CER	3.750	02/08/19	1,046,391
			TOTAL ARGENTINA			1,046,391

EGYPT - 0.5%
EGP	36,000,000	j	Egypt Treasury Bills	0.000	03/05/19	1,782,372
			TOTAL EGYPT			1,782,372

NIGERIA - 0.5%
NGN	700,000,000	j	Nigeria Treasury Bill	0.000	07/05/18	1,909,911
			TOTAL NIGERIA			1,909,911

UNITED STATES - 2.9%
	$11,300,000		Federal Home Loan Bank (FHLB)	1.580	05/01/18	11,300,000
			TOTAL UNITED STATES			11,300,000
338

TIAA-CREF FUNDS - Emerging Markets Debt Fund

VALUE

TOTAL SHORT-TERM INVESTMENTS	$16,038,674
(Cost $16,000,049)

TOTAL INVESTMENTS - 99.1%	390,404,935
(Cost $398,922,774)
OTHER ASSETS & LIABILITIES, NET - 0.9%	3,716,467
NET ASSETS - 100.0%	$394,121,402

Abbreviation(s):
ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Sol
PLN	Polish Zloty
RSD	Serbian Dinar
RUB	Russian Ruble
THB	Thai Baht
UAH	Ukrainian Hryvnia
UYU	Uruguayan Peso
ZAR	South African Rand

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2018, the aggregate value of these securities amounted to $280,879,492 or 71.3% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond
j	Zero coupon
q	In default
339

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2018

SECTOR	VALUE	% OF NET ASSETS
GOVERNMENT	$190,563,181	48.4%
FINANCIALS	53,936,000	13.7
ENERGY	43,883,290	11.1
UTILITIES	28,674,677	7.3
TELECOMMUNICATION SERVICES	15,565,161	3.9
INDUSTRIALS	11,458,859	2.9
MATERIALS	8,999,889	2.3
CONSUMER DISCRETIONARY	8,840,188	2.2
CONSUMER STAPLES	5,988,486	1.5
REAL ESTATE	3,789,833	1.0
HEALTH CARE	2,666,697	0.7
SHORT-TERM INVESTMENTS	16,038,674	4.1
OTHER ASSETS & LIABILITIES, NET	3,716,467	0.9

NET ASSETS	$394,121,402	100.0%
340

TIAA-CREF FUNDS - International Bond Fund

TIAA-CREF FUNDS

INTERNATIONAL BOND FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2018

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

BANK LOAN OBLIGATIONS - 2.0%

CANADA - 0.3%
$740,940	i	1011778 BC / New Red Finance, Inc	LIBOR 1 M + 2.250%	4.550%	02/16/24	$742,792
		TOTAL CANADA				742,792

IRELAND - 0.3%
744,375	i	Avolon TLB Borrower Luxembourg Sarl	LIBOR 1 M + 2.250%	4.070	04/03/22	745,514
		TOTAL IRELAND				745,514

LUXEMBOURG - 0.4%
748,125	i	Ineos US Finance LLC	LIBOR 1 M + 2.000%	3.880	03/31/24	750,100
247,500	i	Vouvray US Finance, LLC	LIBOR 1 M + 3.000%	4.880	03/09/24	246,881
		TOTAL LUXEMBOURG				996,981

UNITED STATES - 1.0%
742,500	i	Change Healthcare Holdings LLC	LIBOR 1 M + 2.750%	4.630	03/01/24	745,284
124,063	i	Endo Luxembourg Finance I Co Sarl	LIBOR 1 M + 4.250%	6.188	04/29/24	123,287
736,525	i	First Data Corp	LIBOR 1 M + 2.250%	4.120	07/10/22	739,103
260,899	i	Mallinckrodt International Finance S.A.	LIBOR 3 M + 2.750%	5.200	09/24/24	258,616
98,755	i	Sabre GLBL, Inc	LIBOR 1 M + 2.000%	3.880	02/22/24	99,098
742,500	i	Team Health Holdings, Inc	LIBOR 1 M + 2.750%	4.627	02/06/24	718,369
		TOTAL UNITED STATES				2,683,757

		TOTAL BANK LOAN OBLIGATIONS				5,169,044
		(Cost $5,198,227)

BONDS - 92.3%

CORPORATE BONDS - 23.3%

ARGENTINA - 0.1%
375,000	g	YPF S.A.		7.000	12/15/47	332,625
		TOTAL ARGENTINA				332,625

BRAZIL - 0.3%
500,000	g	Banco do Brasil S.A.		4.625	01/15/25	480,625
400,000		Petrobras Global Finance BV		5.750	02/01/29	379,600
		TOTAL BRAZIL				860,225
341

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

CANADA - 0.3%
	$850,000	g	Eldorado Gold Corp	6.125%	12/15/20	$786,250
			TOTAL CANADA			786,250

CHILE - 0.7%
	350,000	g	Banco del Estado de Chile	2.668	01/08/21	341,250
	625,000	g	Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	598,750
	425,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	404,336
	500,000	g	Inversiones CMPC S.A.	4.375	04/04/27	493,748
			TOTAL CHILE			1,838,084

CHINA - 0.7%
	400,000		Baidu, Inc	2.875	07/06/22	385,433
	500,000	z	Shimao Property Holdings Ltd	5.200	01/30/25	477,295
EUR	800,000	z	Three Gorges Finance II Cayman Islands Ltd	1.300	06/21/24	968,625
			TOTAL CHINA			1,831,353

COLOMBIA - 0.6%
	$500,000	g	Banco de Bogota S.A.	4.375	08/03/27	475,630
	500,000		Ecopetrol S.A.	4.125	01/16/25	481,875
	500,000		Ecopetrol S.A.	5.375	06/26/26	515,750
			TOTAL COLOMBIA			1,473,255

FRANCE - 0.7%
EUR	800,000		Credit Agricole Assurances S.A.	4.250	12/30/49	1,042,159
	600,000		Engie S.A.	2.375	05/19/26	793,131
			TOTAL FRANCE			1,835,290

GERMANY - 0.6%
	800,000		Deutsche Bank AG.	1.250	09/08/21	980,976
	350,000	g,o	IHO Verwaltungs GmbH	3.750	09/15/26	443,793
	$200,000	g	Schaeffler Finance BV	4.750	05/15/23	203,250
			TOTAL GERMANY			1,628,019

INDIA - 0.6%
	675,000	g	ICICI Bank Ltd	3.800	12/14/27	624,486
EUR	400,000		NTPC Ltd	2.750	02/01/27	490,026
	$500,000	z	NTPC Ltd	4.500	03/19/28	490,292
			TOTAL INDIA			1,604,804

INDONESIA - 0.3%
	425,000	g,h	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	422,407
	500,000	g	Perusahaan Listrik Negara PT	4.125	05/15/27	470,650
			TOTAL INDONESIA			893,057
342

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

ISRAEL - 0.4%
	$625,000	g	Israel Electric Corp Ltd	4.250%	08/14/28	$597,044
	600,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	477,750
			TOTAL ISRAEL			1,074,794

ITALY - 0.3%
EUR	600,000		Intesa Sanpaolo S.p.A	3.500	01/17/22	802,388
			TOTAL ITALY			802,388

JAPAN - 0.4%
	500,000	z	Mitsubishi UFJ Financial Group, Inc	0.680	01/26/23	602,834
	350,000	z	Sumitomo Mitsui Financial Group, Inc	0.934	10/11/24	420,737
			TOTAL JAPAN			1,023,571

KAZAKHSTAN - 0.2%
	$475,000	g	KazTransGas JSC	4.375	09/26/27	451,740
			TOTAL KAZAKHSTAN			451,740

MEXICO - 1.1%
	575,000	g	BBVA Bancomer S.A.	5.125	01/18/33	542,656
	500,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	462,350
	625,000		Petroleos Mexicanos	5.375	03/13/22	646,500
EUR	200,000		Petroleos Mexicanos	1.875	04/21/22	243,165
	$650,000	g	Petroleos Mexicanos	5.350	02/12/28	618,410
	450,000	g	Sigma Finance Netherlands BV	4.875	03/27/28	440,105
			TOTAL MEXICO			2,953,186

NETHERLANDS - 0.6%
EUR	750,000		Cooperatieve Rabobank UA	4.125	09/14/22	1,032,065
	125,000	g	OCI NV	5.000	04/15/23	154,216
	$350,000	g	Sensata Technologies BV	5.000	10/01/25	349,125
			TOTAL NETHERLANDS			1,535,406

OMAN - 0.2%
	400,000	g	Oztel Holdings SPC Ltd	5.625	10/24/23	392,546
			TOTAL OMAN			392,546

PANAMA - 0.2%
	550,000	g	Banco General S.A.	4.125	08/07/27	523,875
			TOTAL PANAMA			523,875

PERU - 0.1%
	350,000	g	Cerro del Aguila S.A.	4.125	08/16/27	325,500
			TOTAL PERU			325,500
343

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

RUSSIA - 0.4%
EUR	400,000	z	Gazprom OAO Via Gaz Capital S.A.	2.500%	03/21/26	$475,660
	$300,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	03/23/27	295,513
	200,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	02/06/28	196,916
			TOTAL RUSSIA			968,089

SOUTH AFRICA - 0.2%
	300,000	z	Barclays Africa Group Ltd	6.250	04/25/28	296,100
	200,000	z	FirstRand Bank Ltd	6.250	04/23/28	200,896
			TOTAL SOUTH AFRICA			496,996

SPAIN - 0.2%
EUR	500,000		Iberdrola International BV	1.125	04/21/26	600,165
			TOTAL SPAIN			600,165

SWEDEN - 0.1%
	$350,000	g	Stena AB	7.000	02/01/24	328,825
			TOTAL SWEDEN			328,825

SWITZERLAND - 0.8%
EUR	600,000	g,z	Credit Suisse Group AG.	1.250	07/17/25	720,838
GBP	350,000		Glencore Finance Europe S.A.	6.500	02/27/19	501,785
EUR	325,000		Tyco Electronics Group S.A.	1.100	03/01/23	402,834
	$475,000	z	UBS Group Funding Switzerland AG.	5.000	12/30/49	435,243
			TOTAL SWITZERLAND			2,060,700

TURKEY - 0.4%
	500,000	g	Export Credit Bank of Turkey	5.375	10/24/23	488,742
	350,000	g	TC Ziraat Bankasi AS.	5.125	09/29/23	334,732
	375,000	g	Turkcell Iletisim Hizmetleri AS.	5.800	04/11/28	364,771
			TOTAL TURKEY			1,188,245

UNITED ARAB EMIRATES - 0.2%
	425,000	g	Abu Dhabi Crude Oil Pipeline LLC	3.650	11/02/29	395,992
			TOTAL UNITED ARAB EMIRATES			395,992

UNITED KINGDOM - 1.2%
GBP	500,000		BAE Systems plc	4.125	06/08/22	752,156
EUR	500,000	z	Barclays plc	0.625	11/14/23	591,130
	600,000		FCE Bank plc	1.134	02/10/22	736,891
	950,000	g	Virgin Media Finance plc	4.500	01/15/25	1,167,043
			TOTAL UNITED KINGDOM			3,247,220

UNITED STATES - 11.4%
	600,000	g	Adient Global Holdings Ltd	3.500	08/15/24	733,476
GBP	825,000		AMC Entertainment Holdings, Inc	6.375	11/15/24	1,155,319
EUR	275,000		American Honda Finance Corp	0.550	03/17/23	331,877
344

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

EUR	500,000		American International Group, Inc	1.500%	06/08/23	$618,308
	$300,000		Andeavor Logistics LP	4.250	12/01/27	291,488
EUR	450,000		Apple, Inc	1.375	05/24/29	545,377
	820,000	g	Aramark International Finance Sarl	3.125	04/01/25	1,015,067
	500,000	g	AT&T, Inc	2.350	09/05/29	611,652
GBP	355,000		AT&T, Inc	3.550	09/14/37	493,902
	$500,000	g	AXA Equitable Holdings, Inc	5.000	04/20/48	476,066
EUR	700,000	g	Axalta Coating Systems Dutch Holding B BV	3.750	01/15/25	890,535
	350,000		Ball Corp	4.375	12/15/23	478,033
	500,000	z	Bank of America Corp	1.662	04/25/28	606,046
	470,000		Becton Dickinson and Co	1.900	12/15/26	565,350
	500,000		Chubb INA Holdings, Inc	1.550	03/15/28	602,349
	$600,000	g	Continental Resources, Inc	4.375	01/15/28	589,500
EUR	500,000		DH Europe Finance S.A.	1.200	06/30/27	595,210
GBP	750,000	z	Digital Stout Holding LLC	2.750	07/19/24	1,043,785
	200,000		Discovery Communications LLC	2.500	09/20/24	271,369
	150,000		Fidelity National Information Services, Inc	1.700	06/30/22	204,562
EUR	375,000		Fidelity National Information Services, Inc	1.100	07/15/24	448,738
	500,000	z	General Motors Financial Co, Inc	1.694	03/26/25	612,400
	700,000	z	Goldman Sachs Group, Inc	1.375	05/15/24	856,891
	$500,000	g	Hyundai Capital America	3.250	09/20/22	485,731
EUR	800,000		International Game Technology plc	4.750	02/15/23	1,060,060
	500,000	g	Iron Mountain, Inc	3.000	01/15/25	597,267
	750,000		Johnson Controls International plc	1.000	09/15/23	907,845
	500,000	z	JPMorgan Chase & Co	1.638	05/18/28	608,066
	650,000		Liberty Mutual Group, Inc	2.750	05/04/26	839,764
	$350,000		MGM Resorts International	4.625	09/01/26	331,187
EUR	800,000		Morgan Stanley	1.342	10/23/26	953,570
GBP	600,000	z	New York Life Global Funding	1.750	12/15/22	832,105
EUR	850,000	g	OI European Group BV	3.125	11/15/24	1,049,795
	500,000		Parker-Hannifin Corp	1.125	03/01/25	601,681
	500,000		ProLogis LP	3.000	06/02/26	674,974
	600,000	g	Quintiles IMS, Inc	2.875	09/15/25	706,989
	500,000	g	Scientific Games International, Inc	3.375	02/15/26	584,242
	$250,000		Scientific Games International, Inc	10.000	12/01/22	269,378
EUR	750,000		Silgan Holdings, Inc	3.250	03/15/25	924,575
	200,000		Simon International Finance S.C.A	1.250	05/13/25	242,432
	500,000		SYSCO Corp	1.250	06/23/23	619,119
	150,000		Thermo Fisher Scientific, Inc	1.400	01/23/26	180,920
	500,000		Thermo Fisher Scientific, Inc	1.375	09/12/28	582,046
	500,000		Thermo Fisher Scientific, Inc	2.875	07/24/37	619,835
	400,000		Verizon Communications, Inc	1.375	10/27/26	479,107
	400,000		Verizon Communications, Inc	1.875	10/26/29	478,431
GBP	300,000		Welltower, Inc	4.800	11/20/28	472,114
EUR	500,000		Whirlpool Finance Luxembourg Sarl	1.100	11/09/27	580,008
	375,000		Xylem, Inc	2.250	03/11/23	485,464
			TOTAL UNITED STATES			30,204,005

			TOTAL CORPORATE BONDS			61,656,205
			(Cost $59,674,147)
345

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

GOVERNMENT BONDS - 69.0%

ARGENTINA - 0.5%
	$1,325,000		Argentina Republic Government International Bond	5.875%	01/11/28	$1,213,700
			TOTAL ARGENTINA			1,213,700

AUSTRALIA - 0.3%
AUD	995,000		Treasury Corp of Victoria	6.000	06/15/20	808,493
			TOTAL AUSTRALIA			808,493

BELGIUM - 0.5%
EUR	1,200,000	g	Kingdom of Belgium Government Bond	1.600	06/22/47	1,451,760
			TOTAL BELGIUM			1,451,760

BERMUDA - 0.7%
	$1,700,000	g	Bermuda Government International Bond	4.854	02/06/24	1,774,324
			TOTAL BERMUDA			1,774,324

BRAZIL - 0.6%
BRL	5,650,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,692,262
			TOTAL BRAZIL			1,692,262

CANADA - 2.0%
CAD	1,800,000		Canadian Government Bond	1.000	09/01/22	1,337,660
	1,300,000		Canadian Government International Bond	5.000	06/01/37	1,436,495
	2,450,000		Province of British Columbia Canada	2.550	06/18/27	1,862,111
	1,000,000		Province of Quebec Canada	2.750	09/01/27	771,915
			TOTAL CANADA			5,408,181

CHILE - 0.5%
	$1,320,000		Chile Government International Bond	3.240	02/06/28	1,261,920
			TOTAL CHILE			1,261,920

COTE D’IVOIRE - 0.5%
EUR	1,000,000	g	Ivory Coast Government International Bond	6.625	03/22/48	1,220,488
			TOTAL COTE D’IVOIRE			1,220,488

CYPRUS - 0.1%
	300,000		Cyprus Government International Bond	2.750	06/27/24	379,477
			TOTAL CYPRUS			379,477

DOMINICAN REPUBLIC - 0.4%
DOP	48,650,000	g	Dominican Republic International Bond	8.900	02/15/23	1,015,658
			TOTAL DOMINICAN REPUBLIC			1,015,658
346

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

ECUADOR - 0.5%
	$1,000,000	g	Ecuador Government International Bond	7.875%	01/23/28	$885,000
	625,000	g	Petroamazonas EP	4.625	11/06/20	581,264
			TOTAL ECUADOR			1,466,264

EGYPT - 0.5%
	550,000	g	Egypt Government International Bond	5.577	02/21/23	552,182
	675,000	g	Egypt Government International Bond	8.500	01/31/47	722,737
			TOTAL EGYPT			1,274,919

FRANCE - 3.8%
EUR	400,000		Caisse d’Amortissement de la Dette Sociale	1.375	11/25/24	514,881
	2,393,000		France Government Bond OAT	1.750	11/25/24	3,163,998
	2,340,000		French Republic Government Bond OAT	1.000	05/25/21	2,852,566
	1,600,000		French Republic Government Bond OAT	0.750	05/25/28	1,925,420
	1,250,000	g	French Republic Government Bond OAT	2.000	05/25/48	1,641,943
			TOTAL FRANCE			10,098,808

GERMANY - 0.5%
	1,000,000		Bundesrepublik Deutschland	1.250	08/15/48	1,211,684
			TOTAL GERMANY			1,211,684

GREECE - 2.3%
	2,100,000	g	Hellenic Republic Government Bond	4.375	08/01/22	2,701,360
	2,800,000	g	Hellenic Republic Government Bond	3.375	02/15/25	3,355,744
			TOTAL GREECE			6,057,104

HONDURAS - 0.5%
	$1,350,000	g	Honduras Government International Bond	7.500	03/15/24	1,464,210
			TOTAL HONDURAS			1,464,210

INDONESIA - 0.8%
EUR	1,000,000		Indonesia Government International Bond	1.750	04/24/25	1,209,375
IDR	13,820,000,000		Indonesia Treasury Bond	8.250	07/15/21	1,043,019
			TOTAL INDONESIA			2,252,394

ISRAEL - 1.5%
ILS	5,250,000		Israel Government Bond-Fixed	5.500	01/31/42	2,127,510
	3,600,000	i	Israel Government Bond	0.130	05/31/26	992,169
	$825,000		Israel Government International Bond	4.125	01/17/48	768,491
			TOTAL ISRAEL			3,888,170
347

TIAA-CREF FUNDS - International Bond Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE

ITALY - 6.5%
EUR	2,075,000		Italy Buoni Poliennali Del Tesoro		0.350%	06/15/20	$2,533,440
	4,225,000		Italy Buoni Poliennali Del Tesoro		0.900	08/01/22	5,195,982
	5,425,000		Italy Buoni Poliennali Del Tesoro		1.250	12/01/26	6,400,891
	1,575,000	g	Italy Buoni Poliennali Del Tesoro		2.950	09/01/38	2,016,932
	850,000	i	Italy Certificati di Credito del Tesoro	EURIBOR 6 M ACT/360 + 1.100%	0.829	10/15/24	1,069,206
			TOTAL ITALY				17,216,451

JAPAN - 13.8%
JPY	13,000,000		Japan Finance Organization for Municipalities		0.440	08/15/25	122,035
	21,000,000		Japan Finance Organization for Municipalities		0.320	01/19/26	195,537
	30,000,000		Japan Finance Organization for Municipalities		0.145	02/16/26	275,573
	14,000,000		Japan Finance Organization for Municipalities		0.020	05/22/26	127,225
	738,150,000		Japan Government Five Year Bond		0.200	06/20/19	6,777,719
	119,600,000		Japan Government Five Year Bond		0.100	06/20/20	1,099,229
	650,450,000		Japan Government Ten Year Bond		0.100	09/20/26	5,996,599
	289,950,000		Japan Government Thirty Year Bond		2.500	09/20/34	3,552,224
	457,700,000		Japan Government Thirty Year Bond		0.500	09/20/46	3,950,108
	249,600,000		Japan Government Twenty Year Bond		1.900	03/22/21	2,417,124
	340,000,000		Japan Government Twenty Year Bond		2.100	03/20/26	3,629,077
	229,000,000		Japan Government Twenty Year Bond		1.800	09/20/31	2,533,114
	117,000,000		Japan Government Twenty Year Bond		1.700	03/20/32	1,284,495
	305,000,000		Japan Government Twenty Year Bond		0.600	12/20/36	2,853,513
	180,000,000		Japan Government Two Year Bond		0.100	02/15/19	1,649,676
			TOTAL JAPAN				36,463,248

JORDAN - 0.2%
	$475,000	g	Jordan Government International Bond		7.375	10/10/47	462,261
			TOTAL JORDAN				462,261

KENYA - 0.1%
	375,000	g	Kenya Government International Bond		7.250	02/28/28	387,144
			TOTAL KENYA				387,144

KOREA, REPUBLIC OF - 3.3%
	500,000		Export-Import Bank of Korea		3.000	11/01/22	485,137
	500,000	g	Korea Housing Finance Corp		2.000	10/11/21	474,711
KRW	918,000,000		Korea Treasury Bond		1.750	12/10/18	859,589
	5,764,500,000		Korea Treasury Bond		1.375	09/10/21	5,230,817
	1,800,000,000		Korea Treasury Bond		1.500	12/10/26	1,531,228
			TOTAL KOREA, REPUBLIC OF				8,581,482

LEBANON - 0.5%
	$1,400,000	z	Lebanon Government International Bond		6.850	03/23/27	1,273,406
			TOTAL LEBANON				1,273,406
348

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

MALAYSIA - 0.4%
MYR	4,000,000		Malaysia Government Bond	3.795%	09/30/22	$1,013,395
			TOTAL MALAYSIA			1,013,395

MEXICO - 0.7%
MXN	14,000,000		Mexican Bonos	8.000	12/07/23	770,178
	23,500,000		Mexican Bonos	5.750	03/05/26	1,131,030
			TOTAL MEXICO			1,901,208

MONGOLIA - 0.2%
	$525,000	g	Mongolia Government International Bond	5.625	05/01/23	509,604
			TOTAL MONGOLIA			509,604

NETHERLANDS - 1.4%
EUR	1,950,000	g	Netherlands Government Bond	0.750	07/15/28	2,366,629
	1,075,000	g	Netherlands Government International Bond	2.000	07/15/24	1,443,645
			TOTAL NETHERLANDS			3,810,274

NEW ZEALAND - 0.2%
NZD	525,000		New Zealand Government International Bond	4.500	04/15/27	417,096
			TOTAL NEW ZEALAND			417,096

NIGERIA - 0.5%
	$725,000	g	Nigeria Government International Bond	6.500	11/28/27	729,986
	600,000	g	Nigeria Government International Bond	7.143	02/23/30	613,592
			TOTAL NIGERIA			1,343,578

NORWAY - 0.8%
NOK	17,000,000	g	Norway Government Bond	2.000	04/26/28	2,128,995
			TOTAL NORWAY			2,128,995

PAKISTAN - 0.4%
	$1,000,000	g	Pakistan Government International Bond	6.875	12/05/27	935,583
			TOTAL PAKISTAN			935,583

PERU - 0.6%
PEN	4,480,000	g	Peruvian Government International Bond	8.200	08/12/26	1,673,205
			TOTAL PERU			1,673,205

POLAND - 1.4%
PLN	8,165,000		Poland Government International Bond	4.000	10/25/23	2,502,261
	4,000,000		Republic of Poland Government Bond	3.250	07/25/25	1,169,095
			TOTAL POLAND			3,671,356

RUSSIA - 1.0%
RUB	87,000,000		Russian Federal Bond - Federal Loan Obligation	7.000	01/25/23	1,397,485
349

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

	$1,200,000	g	Russian Foreign Bond - Eurobond	4.375%	03/21/29	$1,162,452
			TOTAL RUSSIA			2,559,937

SAUDI ARABIA - 0.7%
	2,000,000	g	Saudi Government International Bond	4.500	04/17/30	1,973,028
			TOTAL SAUDI ARABIA			1,973,028

SENEGAL - 0.7%
EUR	1,000,000	g	Senegal Government International Bond	4.750	03/13/28	1,197,654
	$800,000	g	Senegal Government International Bond	6.250	05/23/33	770,992
			TOTAL SENEGAL			1,968,646

SINGAPORE - 1.2%
SGD	4,250,000		Singapore Government Bond	1.750	04/01/22	3,160,683
			TOTAL SINGAPORE			3,160,683

SOUTH AFRICA - 1.2%
ZAR	16,950,000		South Africa Government International Bond	10.500	12/21/26	1,553,539
	16,500,000		South Africa Government International Bond	7.000	02/28/31	1,151,804
	7,800,000		South Africa Government International Bond	8.750	01/31/44	604,972
			TOTAL SOUTH AFRICA			3,310,315

SPAIN - 5.1%
EUR	1,200,000		Spain Government Bond	0.450	10/31/22	1,465,325
	1,000,000	g	Spain Government Bond	2.700	10/31/48	1,297,507
	2,210,000		Spain Government International Bond	0.400	04/30/22	2,703,719
	3,600,000	g	Spain Government International Bond	2.750	10/31/24	4,931,613
	2,425,000	g	Spain Government International Bond	2.350	07/30/33	3,146,896
			TOTAL SPAIN			13,545,060

SRI LANKA - 0.5%
	$1,250,000	g	Sri Lanka Government International Bond	5.750	04/18/23	1,242,164
			TOTAL SRI LANKA			1,242,164

SUPRANATIONAL - 1.9%
IDR	11,300,000,000	g	European Investment Bank	7.200	07/09/19	814,648
NZD	850,000		Inter-American Development Bank	3.500	05/15/21	611,366
AUD	2,150,000		Inter-American Development Bank	4.750	08/27/24	1,786,309
	2,000,000		International Bank for Reconstruction & Development	2.800	01/12/22	1,516,000
NZD	500,000		International Bank for Reconstruction & Development	3.375	01/25/22	358,029
			TOTAL SUPRANATIONAL			5,086,352

SWEDEN - 0.4%
SEK	7,805,000		Sweden Government International Bond	2.250	06/01/32	1,031,221
			TOTAL SWEDEN			1,031,221
350

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

THAILAND - 1.5%
THB	50,000,000		Thailand Government International Bond	1.875%	06/17/22	$1,587,221
	70,500,000		Thailand Government International Bond	3.400	06/17/36	2,315,543
			TOTAL THAILAND			3,902,764

UNITED KINGDOM - 6.8%
GBP	1,250,000		United Kingdom Gilt	1.750	07/22/19	1,743,244
	2,960,000		United Kingdom Gilt	1.500	01/22/21	4,149,709
	1,600,000		United Kingdom Gilt	0.500	07/22/22	2,158,788
	725,000		United Kingdom Gilt	4.250	12/07/27	1,251,578
	1,230,000		United Kingdom Gilt	4.750	12/07/30	2,298,298
	1,175,000		United Kingdom Gilt	4.250	03/07/36	2,233,415
	3,205,000		United Kingdom Gilt	1.500	07/22/47	4,085,642
			TOTAL UNITED KINGDOM			17,920,674

URUGUAY - 0.5%
UYU	20,760,000	g	Uruguay Government International Bond	9.875	06/20/22	759,400
	21,800,000	g	Uruguay Government International Bond	8.500	03/15/28	731,902
			TOTAL URUGUAY			1,491,302

			TOTAL GOVERNMENT BONDS			182,920,248
			(Cost $179,327,090)

			TOTAL BONDS			244,576,453
			(Cost $239,001,237)

SHORT-TERM INVESTMENTS - 3.2%

EGYPT - 0.6%
EGP	28,200,000	j	Egypt Treasury Bills	0.000	08/21/18	1,518,219
			TOTAL EGYPT			1,518,219

NIGERIA - 0.8%
NGN	550,000,000	j	Nigeria Treasury Bill	0.000	08/02/18	1,487,399
	320,000,000	j	Nigeria Treasury Bill	0.000	11/01/18	839,911
			TOTAL NIGERIA			2,327,310

UNITED STATES - 1.8%
	$4,720,000		Federal Home Loan Bank (FHLB)	1.580	05/01/18	4,720,000
			TOTAL UNITED STATES			4,720,000

			TOTAL SHORT-TERM INVESTMENTS			8,565,529
			(Cost $8,482,838)
351

TIAA-CREF FUNDS - International Bond Fund

VALUE

TOTAL INVESTMENTS - 97.5%	$258,311,026
(Cost $252,682,302)
OTHER ASSETS & LIABILITIES, NET - 2.5%	6,586,844
NET ASSETS - 100.0%	$264,897,870

Abbreviation(s):
	AUD	Australian Dollar
	BRL	Brazilian Real
	CAD	Canadian Dollar
	DOP	Dominican Republic Peso
	EGP	Egyptian Pound
	EUR	Euro
	EURIBOR	Euro Interbank Offered Rate
	GBP	Pound Sterling
	IDR	Indonesian Rupiah
	ILS	Israeli New Shekel
	JPY	Japanese Yen
	KRW	South Korean Won
	LIBOR	London Interbank Offered Rate
	M	Month
	MXN	Mexican Peso
	MYR	Malaysian Ringgit
	NGN	Nigerian Naira
	NOK	Norwegian Krone
	NZD	New Zealand Dollar
	PEN	Peruvian Sol
	PLN	Polish Zloty
	RUB	Russian Ruble
	SEK	Swedish Krona
	SGD	Singapore Dollar
	THB	Thai Baht
	UYU	Uruguayan Peso
	ZAR	South African Rand

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2018, the aggregate value of these securities amounted to $73,166,333 or 27.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
j	Zero coupon
o	Payment in kind bond
z	All or a portion of this security is owned by TIAA-CREF International Bond Fund Offshore Limited which is a 100% owned subsidiary of the fund.
352

TIAA-CREF FUNDS - International Bond Fund

Forward foreign currency contracts outstanding as of April 30, 2018 were as follows (see Note 3):

Currency to be		Currency to be				Unrealized appreciation
purchased	Receive	sold	Deliver	Counterparty	Settlement date	(depreciation)
	$4,166,930	AUD	5,509,626	Bank of America	5/31/2018	$18,788
	$90,111,961	EUR	73,877,341	Bank of America	5/31/2018	693,807
	$5,672,647	KRW	6,146,653,635	Bank of America	5/31/2018	(69,742)
	$705,084	NZD	998,324	Bank of America	5/31/2018	2,753
	$1,068,586	SEK	9,127,503	Bank of America	5/31/2018	23,808
	$1,705,165	ZAR	21,362,810	Bank of America	5/31/2018	(1,269)
Total						668,145
	$5,433,403	CAD	6,988,401	CITIBANK N.A.	5/31/2018	(12,882)
	$23,980,553	GBP	17,182,212	CITIBANK N.A.	5/31/2018	291,449
	$1,069,017	NOK	8,506,290	CITIBANK N.A.	5/31/2018	7,564
	$2,861,100	PLN	9,947,599	CITIBANK N.A.	5/30/2018	25,992
	$1,583,872	SGD	2,103,664	CITIBANK N.A.	5/31/2018	(3,583)
Total						308,540
	$1,979,548	THB	62,551,735	Morgan Stanley	5/31/2018	(4,175)
	$32,966,297	JPY	3,597,605,389	Toronto Dominion Bank	5/31/2018	(10,954)
Total						$961,556

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand
353

TIAA-CREF FUNDS - International Bond Fund

TIAA-CREF FUNDS

INTERNATIONAL BOND FUND

CONSOLIDATED SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2018

SECTOR	VALUE	% OF NET ASSETS
GOVERNMENT	$182,920,248	69.0%
FINANCIALS	21,282,722	8.0
CONSUMER DISCRETIONARY	7,875,671	3.0
MATERIALS	6,530,338	2.5
ENERGY	5,462,994	2.1
INDUSTRIALS	5,167,418	1.9
UTILITIES	4,640,955	1.7
HEALTH CARE	4,608,051	1.7
TELECOMMUNICATION SERVICES	3,987,453	1.6
INFORMATION TECHNOLOGY	3,881,259	1.5
REAL ESTATE	1,866,815	0.7
CONSUMER STAPLES	1,521,573	0.6
SHORT-TERM INVESTMENTS	8,565,529	3.2
OTHER ASSETS & LIABILITIES, NET	6,586,844	2.5

NET ASSETS	$264,897,870	100.0%
354

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: June 14, 2018	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: June 14, 2018	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: June 14, 2018	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer